UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2019

Date of reporting period: November 30, 2018

Item 1.	Schedules of Investments.

Consolidated Schedule of Investments (unaudited) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.6%
AES Tiete Energia SA, NVS	1,471,000	$3,910,215
Aliansce Shopping Centers SA	1,064,200	5,163,353
Alupar Investimento SA, NVS	1,761,424	8,318,896
Ambev SA	42,285,099	184,645,369
Arezzo Industria e Comercio SA	520,412	6,707,282
Atacadao Distribuicao Comercio e Industria Ltda	3,429,200	14,956,509
B2W Cia. Digital(a)	1,766,474	17,446,826
B3 SA - Brasil, Bolsa, Balcao	18,562,828	135,096,456
Banco Bradesco SA	9,237,991	80,082,615
Banco do Brasil SA	7,741,813	89,170,309
Banco Santander Brasil SA, NVS	3,682,063	40,595,058
BB Seguridade Participacoes SA	6,067,643	44,346,973
BR Malls Participacoes SA	7,853,265	26,368,065
BR Properties SA	1,143,800	2,270,007
BRF SA(a)	4,791,858	27,417,026
CCR SA	10,967,787	36,768,750
Centrais Eletricas Brasileiras SA(a)	2,094,700	13,206,752
Cia. de Saneamento Basico do Estado de Sao Paulo	3,123,128	22,753,666
Cia. de Saneamento de Minas Gerais-COPASA	688,900	9,108,172
Cia. Siderurgica Nacional SA(a)	6,031,956	13,808,054
Cielo SA	11,176,418	27,459,353
Cosan SA	1,542,677	13,719,585
CVC Brasil Operadora e Agencia de Viagens SA	1,363,440	21,763,385
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,580,200	9,482,308
Duratex SA	3,149,508	9,948,895
EcoRodovias Infraestrutura e Logistica SA	2,390,700	5,737,976
EDP - Energias do Brasil SA	2,797,500	9,883,807
Embraer SA	6,120,983	34,437,243
Engie Brasil Energia SA	1,344,000	14,918,303
Equatorial Energia SA	1,752,976	32,862,645
Estacio Participacoes SA	2,542,724	16,241,462
Ez Tec Empreendimentos e Participacoes SA	696,623	4,135,008
Fibria Celulose SA	2,295,400	43,374,932
Fleury SA	1,692,314	9,433,773
Gafisa SA(a)	1	4
Hypera SA	2,861,600	23,706,349
Iguatemi Empresa de Shopping Centers SA	853,300	8,617,123
Instituto Hermes Pardini SA	663,174	3,080,709
Iochpe Maxion SA	1,020,528	6,397,395
IRB Brasil Resseguros S/A	943,915	18,233,725
JBS SA	8,674,361	26,349,032
Klabin SA, NVS	6,265,624	27,085,063
Kroton Educacional SA	12,793,815	34,668,901
Light SA	1,124,100	4,548,851
Linx SA	1,144,200	8,268,194
Localiza Rent a Car SA	4,793,884	33,292,923
Lojas Renner SA	6,635,760	66,960,415
M. Dias Branco SA	995,904	10,386,208
Magazine Luiza SA	719,421	30,566,295
Magnesita Refratarios SA(a)	431,292	6,156,385
Marfrig Global Foods SA(a)	2,345,313	3,752,694
MRV Engenharia e Participacoes SA	2,832,992	8,868,637
Multiplan Empreendimentos Imobiliarios SA	2,293,133	13,735,836
Multiplus SA	622,700	4,001,556
Natura Cosmeticos SA	1,850,117	19,533,469
Odontoprev SA	2,582,700	9,264,873

Security	Shares	Value

Brazil (continued)
Petrobras Distribuidora SA	3,350,112	$21,139,217
Petroleo Brasileiro SA	27,003,679	196,039,406
Porto Seguro SA	1,008,698	13,500,330
Qualicorp Consultoria e Corretora de Seguros SA	2,238,300	8,006,307
Raia Drogasil SA	2,086,057	33,448,622
Rumo SA(a)	10,478,481	47,162,359
Sao Martinho SA	1,685,011	7,849,295
SLC Agricola SA	608,789	7,294,847
Smiles Fidelidade SA	656,200	7,485,300
Sonae Sierra Brasil SA	446,443	2,822,818
Sul America SA, NVS	1,889,332	13,116,298
Suzano Papel e Celulose SA	4,042,654	42,661,330
TIM Participacoes SA	7,724,800	23,644,092
TOTVS SA	931,300	6,970,089
Transmissora Alianca de Energia Eletrica SA, NVS	1,731,500	10,045,453
Ultrapar Participacoes SA	3,342,880	40,763,673
Vale SA	28,520,183	388,630,552
Via Varejo SA	4,110,705	5,495,368
WEG SA	7,615,259	35,022,173

		2,314,111,194

Chile — 1.0%
AES Gener SA	28,608,497	7,768,907
Aguas Andinas SA, Class A	23,452,564	13,504,222
Banco de Chile	237,922,389	34,350,285
Banco de Credito e Inversiones SA	447,753	29,190,623
Banco Santander Chile	591,951,153	45,819,226
CAP SA	759,792	6,982,434
Cencosud SA	12,327,517	22,835,486
Cia. Cervecerias Unidas SA	1,393,853	18,195,802
Cia. Sud Americana de Vapores SA(a)	171,378,248	5,352,984
Colbun SA	76,810,086	16,024,810
Empresa Nacional de Telecomunicaciones SA	1,368,610	11,145,092
Empresas CMPC SA	11,367,678	39,233,198
Empresas COPEC SA	3,609,114	48,639,765
Enel Americas SA	264,982,526	45,899,880
Enel Chile SA	274,045,594	26,554,892
Engie Energia Chile SA	5,019,949	9,360,118
Inversiones Aguas Metropolitanas SA	4,684,126	6,999,409
Inversiones La Construccion SA	520,766	8,433,288
Itau CorpBanca	1,360,113,018	12,983,388
Latam Airlines Group SA	2,776,536	28,438,488
Parque Arauco SA	6,021,807	14,194,486
SACI Falabella	6,406,757	47,519,094
Salfacorp SA	5,939,108	8,683,198
SONDA SA	4,256,370	6,348,836
Vina Concha y Toro SA	4,485,714	9,085,210

		523,543,121

China — 29.2%
21Vianet Group Inc., ADR(a)(b)	719,886	6,824,519
361 Degrees International Ltd.	10,586,000	2,610,738
3SBio Inc.(b)(c)	12,486,500	18,380,919
51job Inc., ADR(a)(b)	266,861	18,167,897
58.com Inc., ADR(a)(b)	850,914	50,705,965
AAC Technologies Holdings Inc.(b)	6,645,000	47,083,698
Agile Group Holdings Ltd.	14,782,500	20,060,716
Agricultural Bank of China Ltd., Class A	16,579,173	8,509,046
Agricultural Bank of China Ltd., Class H	252,596,000	114,262,510
AGTech Holdings Ltd.(a)(b)	32,528,000	2,535,486
Air China Ltd., Class H	17,058,000	16,500,535

1

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ajisen China Holdings Ltd.	10,879,000	$3,266,863
Alibaba Group Holding Ltd., ADR(a)(b)	11,587,546	1,863,972,650
Alibaba Health Information Technology Ltd.(a)	33,406,000	29,881,098
Alibaba Pictures Group Ltd.(a)(b)	155,550,000	24,249,561
Aluminum Corp. of China Ltd., Class H(a)(b)	38,078,000	13,624,049
Anhui Conch Cement Co. Ltd., Class H	11,548,000	60,279,948
ANTA Sports Products Ltd.(b)	9,912,000	45,027,199
APT Satellite Holdings Ltd.	7,989,500	3,011,727
Asia Cement China Holdings Corp.	7,674,000	5,903,265
Autohome Inc., ADR	545,983	44,956,240
AviChina Industry & Technology Co. Ltd., Class H	21,277,000	14,926,458
BAIC Motor Corp. Ltd., Class H(c)	16,939,500	10,390,007
Baidu Inc., ADR(a)	2,486,677	468,191,546
Bank of Beijing Co. Ltd., Class A	12,571,937	10,717,825
Bank of China Ltd., Class H	707,536,000	309,206,545
Bank of Communications Co. Ltd., Class A	12,831,900	10,791,868
Bank of Communications Co. Ltd., Class H	78,472,000	59,663,087
Baoshan Iron & Steel Co. Ltd., Class A	4,288,382	4,142,977
Baozun Inc., ADR(a)(b)	353,377	12,463,607
Beijing Capital International Airport Co. Ltd., Class H	15,206,000	16,904,731
Beijing Capital Land Ltd., Class H	12,630,000	4,954,682
Beijing Enterprises Holdings Ltd.	4,501,500	26,402,434
Beijing Enterprises Medical & Health Group Ltd.(a)	56,730,000	1,609,310
Beijing Enterprises Water Group Ltd.(b)	54,838,000	31,743,429
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	4,324,000	7,238,207
Bitauto Holdings Ltd., ADR(a)(b)	277,601	5,124,514
BOC Aviation Ltd.(b)(c)	2,194,100	16,906,268
BOE Technology Group Co. Ltd., Class A	16,102,000	6,435,383
Bosideng International Holdings Ltd.	46,840,000	8,199,955
Brilliance China Automotive Holdings Ltd.	27,768,000	24,554,140
BYD Co. Ltd., Class H(b)	6,022,500	45,135,562
BYD Electronic International Co. Ltd.(b)	6,915,000	9,702,163
C C Land Holdings Ltd.	3,762,500	884,644
CGN Power Co. Ltd., Class H(c)	109,844,000	27,230,280
Chaowei Power Holdings Ltd.(b)	9,138,000	4,297,076
China Aerospace International Holdings Ltd.	20,108,000	1,361,817
China Agri-Industries Holdings Ltd.	23,992,200	9,074,774
China Aircraft Leasing Group Holdings Ltd.	4,920,500	5,136,950
China Animal Healthcare Ltd.(a)(b)(d)	1,237,000	9,484
China Aoyuan Property Group Ltd.(b)	16,124,000	10,301,888
China BlueChemical Ltd., Class H	20,950,000	6,692,649
China Cinda Asset Management Co. Ltd., Class H	84,566,000	22,692,854
China CITIC Bank Corp. Ltd., Class H	79,826,000	50,594,123
China Communications Construction Co. Ltd., Class H	40,284,000	39,121,924
China Communications Services Corp. Ltd., Class H	24,064,000	20,079,599
China Conch Venture Holdings Ltd.	15,710,500	48,682,826
China Construction Bank Corp., Class H	863,070,000	735,607,054
China Datang Corp. Renewable Power Co. Ltd., Class H	35,228,000	4,456,534
China Ding Yi Feng Holdings Ltd.(a)	8,488,000	24,729,438
China Dongxiang Group Co. Ltd.	43,788,000	6,994,218
China Everbright Bank Co. Ltd., Class A	14,845,068	8,216,611
China Everbright Bank Co. Ltd., Class H	19,092,000	8,465,545
China Everbright International Ltd.(b)	32,411,148	28,328,563
China Everbright Ltd.	9,130,000	17,009,922
China Everbright Water Ltd.	12,108,600	3,088,929
China Evergrande Group(b)	23,947,000	75,429,646

Security	Shares	Value

China (continued)
China Fiber Optic Network System Group Ltd.(a)(d)	10,394,800	$518,030
China First Capital Group Ltd.(a)	34,006,000	16,512,513
China Foods Ltd.(b)	11,178,000	4,927,847
China Galaxy Securities Co. Ltd., Class H	35,504,000	19,054,634
China Gas Holdings Ltd.(b)	16,152,400	55,418,578
China Hongqiao Group Ltd.	11,646,500	7,217,906
China Huarong Asset Management Co. Ltd., Class H(c)	98,379,000	20,239,618
China Huishan Dairy Holdings Co. Ltd.(a)(d)	16,599,187	254,532
China Huiyuan Juice Group Ltd.(a)(b)(d)	10,877,000	2,015,353
China International Capital Corp. Ltd., Class H(b)(c)	10,117,600	19,237,758
China International Travel Service Corp. Ltd., Class A	755,920	5,999,891
China Jinmao Holdings Group Ltd.	48,192,000	23,092,994
China Life Insurance Co. Ltd., Class H	66,371,000	142,482,548
China Lilang Ltd.	6,867,000	5,598,372
China Literature Ltd.(a)(b)(c)	2,542,200	13,318,877
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	12,531,000	4,483,506
China Longyuan Power Group Corp. Ltd., Class H	29,456,000	23,148,503
China Lumena New Materials Corp.(a)(b)(d)	2,584,000	3
China Maple Leaf Educational Systems Ltd.(b)	18,444,000	8,013,238
China Medical System Holdings Ltd.	12,774,000	13,923,550
China Mengniu Dairy Co. Ltd.	25,186,000	77,884,062
China Merchants Bank Co. Ltd., Class A	3,753,668	15,406,776
China Merchants Bank Co. Ltd., Class H	34,814,964	143,917,718
China Merchants Land Ltd.	26,242,000	3,856,282
China Merchants Port Holdings Co. Ltd.	12,590,270	22,877,506
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,013,428	5,453,393
China Metal Recycling Holdings Ltd.(a)(d)	62,400	—
China Minsheng Banking Corp. Ltd., Class H	57,850,720	42,727,810
China Mobile Ltd.	54,726,000	543,011,711
China Molybdenum Co. Ltd., Class H	38,889,000	15,852,271
China National Building Material Co. Ltd., Class H	35,848,850	27,897,581
China Oil and Gas Group Ltd.	72,548,000	4,727,915
China Oilfield Services Ltd., Class H(b)	17,172,000	16,018,350
China Overseas Grand Oceans Group Ltd.	16,333,500	5,739,658
China Overseas Land & Investment Ltd.	34,194,000	119,285,206
China Pacific Insurance Group Co. Ltd., Class A	1,550,045	6,994,963
China Pacific Insurance Group Co. Ltd., Class H	22,908,800	81,087,916
China Petroleum & Chemical Corp., Class A	8,641,864	7,330,089
China Petroleum & Chemical Corp., Class H	225,440,200	191,569,796
China Power Clean Energy Development Co. Ltd.(b)	6,559,000	2,120,470
China Power International Development Ltd.	47,390,000	11,081,839
China Railway Construction Corp. Ltd., Class H(b)	18,758,500	24,018,167
China Railway Group Ltd., Class H	35,020,000	32,175,038
China Railway Signal & Communication Corp. Ltd., Class H(c)	1,286,000	908,741
China Reinsurance Group Corp., Class H(b)	36,761,000	7,656,829
China Resources Beer Holdings Co. Ltd.	13,852,000	46,906,431
China Resources Cement Holdings Ltd.	22,548,000	22,012,806
China Resources Gas Group Ltd.	8,068,000	32,526,646
China Resources Land Ltd.	24,971,777	92,538,291
China Resources Medical Holdings Co. Ltd.(b)	9,707,500	7,442,737
China Resources Pharmaceutical Group Ltd.(c)	17,930,000	26,348,273
China Resources Power Holdings Co. Ltd.	17,226,000	32,621,707
China SCE Group Holdings Ltd.	19,361,200	6,927,305
China Shenhua Energy Co. Ltd., Class H	30,539,500	67,824,363
China Shineway Pharmaceutical Group Ltd.	4,151,000	5,171,677
China Singyes Solar Technologies Holdings Ltd.(b)	9,103,000	2,500,904

2

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Southern Airlines Co. Ltd., Class H	18,028,000	$12,278,598
China State Construction Engineering Corp. Ltd., Class A	10,247,401	8,500,399
China State Construction International Holdings Ltd.(b)	18,348,000	15,989,951
China Suntien Green Energy Corp. Ltd., Class H	23,510,000	6,428,956
China Taiping Insurance Holdings Co. Ltd.	15,121,108	50,044,622
China Telecom Corp. Ltd., Class H	122,210,000	65,745,021
China Tower Corp. Ltd., Class H(a)(c)	374,154,000	55,460,325
China Traditional Chinese Medicine Holdings Co. Ltd.	22,766,000	15,127,394
China Travel International Investment Hong Kong Ltd.	27,518,000	7,630,458
China Unicom Hong Kong Ltd.	53,278,000	61,748,901
China Vanke Co. Ltd., Class A	1,929,888	7,058,282
China Vanke Co. Ltd., Class H	10,979,687	37,741,249
China Water Affairs Group Ltd.	10,574,000	11,890,387
China Yangtze Power Co. Ltd., Class A	3,882,984	8,010,641
China Youzan Ltd.(a)(b)	130,880,000	10,201,808
China Yuhua Education Corp Ltd., Class L(b)(c)	13,010,000	5,436,246
China ZhengTong Auto Services Holdings Ltd.(b)	11,160,000	6,559,882
Chinasoft International Ltd.(b)	21,046,000	12,370,904
Chong Sing Holdings FinTech Group(a)(b)	178,108,000	5,166,344
Chongqing Rural Commercial Bank Co. Ltd., Class H	22,788,000	13,307,499
CIFI Holdings Group Co. Ltd.	33,268,000	16,664,289
CIMC Enric Holdings Ltd.	7,378,000	5,958,401
CITIC Ltd.	51,525,000	82,695,460
CITIC Resources Holdings Ltd.	38,868,000	3,278,009
CITIC Securities Co. Ltd., Class A	4,262,745	10,338,421
CITIC Securities Co. Ltd., Class H	18,949,500	35,352,867
CNOOC Ltd.	160,139,000	272,159,052
Colour Life Services Group Co. Ltd.(b)	6,173,000	3,336,650
Comba Telecom Systems Holdings Ltd.(a)(b)	25,875,524	4,100,010
Concord New Energy Group Ltd.(b)	120,580,000	4,545,392
Coolpad Group Ltd.(a)(b)(d)	22,836,000	145,903
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(b)	24,406,000	9,917,398
COSCO SHIPPING International Hong Kong Co. Ltd.(b)	11,134,000	3,898,305
COSCO SHIPPING Ports Ltd.	16,886,000	17,132,523
Country Garden Holdings Co. Ltd.(b)	68,951,733	84,760,652
Country Garden Services Holdings Co. Ltd.(a)	10,294,000	17,047,598
CPMC Holdings Ltd.(b)	6,352,000	2,613,608
CRRC Corp. Ltd., Class A	6,600,383	8,283,868
CRRC Corp. Ltd., Class H	36,334,750	33,893,707
CSPC Pharmaceutical Group Ltd.	42,652,000	86,331,365
CT Environmental Group Ltd.(b)	33,540,000	1,392,902
Ctrip.com International Ltd., ADR(a)(b)	3,697,322	106,667,740
Dah Chong Hong Holdings Ltd.(b)	12,631,000	4,696,829
Dali Foods Group Co. Ltd.(b)(c)	17,514,000	12,913,239
Daqin Railway Co. Ltd., Class A	5,138,746	5,695,886
Datang International Power Generation Co. Ltd., Class H	7,254,000	1,779,725
Dawnrays Pharmaceutical Holdings Ltd.	15,361,000	3,827,614
Digital China Holdings Ltd.(a)(b)	9,675,000	4,697,952
Dongfeng Motor Group Co. Ltd., Class H	24,508,000	23,644,430
Eastern Communications Co. Ltd., Class B	4,791,749	2,429,417
ENN Energy Holdings Ltd.	7,131,100	64,014,283
Fang Holdings Ltd., ADR(a)	2,399,670	4,415,393
Fanhua Inc., ADR(b)	369,150	9,029,409

Security	Shares	Value

China (continued)
Fantasia Holdings Group Co. Ltd.(b)	37,036,500	$4,448,687
Far East Horizon Ltd.	20,834,000	20,738,825
First Tractor Co. Ltd., Class H(a)	8,558,000	2,099,653
Focus Media Information Technology Co. Ltd., Class A	3,783,497	3,127,599
Foshan Haitian Flavouring & Food Co. Ltd., Class A	689,455	6,281,154
Fosun International Ltd.	24,043,500	38,220,125
Fu Shou Yuan International Group Ltd.	12,100,000	9,199,757
Fufeng Group Ltd.	17,330,400	7,086,513
Fullshare Holdings Ltd.(b)	60,885,000	23,029,052
Future Land Development Holdings Ltd.(b)	18,202,000	12,280,811
Fuyao Glass Industry Group Co. Ltd., Class H(c)	4,930,000	15,213,813
GCL New Energy Holdings Ltd.(a)(b)	114,616,000	4,247,342
GCL-Poly Energy Holdings Ltd.(a)(b)	135,636,000	9,359,287
GDS Holdings Ltd., ADR(a)(b)	593,432	17,500,310
Geely Automobile Holdings Ltd.(b)	44,842,000	88,357,492
Genertec Universal Medical Group Co. Ltd.(b)(c)	8,887,500	7,154,746
Genscript Biotech Corp.(a)	8,820,000	15,327,860
GF Securities Co. Ltd., Class H	13,652,800	20,237,355
Glorious Property Holdings Ltd.(a)	37,042,000	1,656,672
GOME Retail Holdings Ltd.(a)(b)	122,821,000	10,986,129
Great Wall Motor Co. Ltd., Class H(b)	29,287,500	18,712,264
Greatview Aseptic Packaging Co. Ltd.	14,895,000	8,431,761
Gree Electric Appliances Inc. of Zhuhai, Class A(a)	1,048,356	5,553,875
Greentown China Holdings Ltd.	9,255,500	7,545,614
Guangdong Investment Ltd.	27,122,000	52,332,645
Guangdong Land Holdings Ltd.(a)	11,394,000	2,475,137
Guangzhou Automobile Group Co. Ltd., Class H	27,449,200	28,551,447
Guangzhou R&F Properties Co. Ltd., Class H	9,049,600	14,015,417
Guotai Junan Securities Co. Ltd., Class A	4,877,856	11,248,203
Guotai Junan Securities Co. Ltd., Class H(c)	3,369,000	6,999,960
Haier Electronics Group Co. Ltd.	12,093,000	28,155,060
Haitian International Holdings Ltd.	6,433,000	13,826,542
Haitong Securities Co. Ltd., Class H	30,396,800	31,539,727
Hanergy Thin Film Power Group Ltd.(a)(d)	8,046	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	2,453,326	9,582,850
Hangzhou Steam Turbine Co. Ltd., Class B	3,755,354	2,922,417
HC Group Inc.(a)(b)	6,818,000	4,181,887
Hengan International Group Co. Ltd.(b)	6,459,000	52,781,273
HengTen Networks Group Ltd.(a)(b)	224,572,000	7,748,068
Hi Sun Technology China Ltd.(a)(b)	37,353,000	5,870,899
Hua Han Health Industry Holdings Ltd., Class H(a)(b)(d)	22,424,288	916,944
Hua Hong Semiconductor Ltd.(b)(c)	4,383,000	9,286,029
Huabao International Holdings Ltd.	11,475,000	5,293,390
Huadian Power International Corp. Ltd., Class H	13,740,000	5,881,737
Huaneng Power International Inc., Class H	39,018,000	24,330,938
Huaneng Renewables Corp. Ltd., Class H	46,262,000	14,542,315
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B(a)	2,163,603	2,585,506
Huatai Securities Co. Ltd., Class H(c)	15,459,800	25,563,021
Huaxia Bank Co. Ltd., Class A	7,729,310	8,656,214
Huazhu Group Ltd., ADR(b)	1,218,725	38,438,586
Hutchison China MediTech Ltd., ADR, NVS(a)	463,632	15,981,395
IGG Inc.	13,785,000	16,628,489
iKang Healthcare Group Inc., ADR(a)(b)	593,108	10,592,909
Industrial & Commercial Bank of China Ltd., Class H	619,963,000	440,468,234
Industrial Bank Co. Ltd., Class A	5,139,417	11,777,469

3

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,614,166	$5,529,960
Inner Mongolia Yitai Coal Co. Ltd., Class B	11,924,795	14,536,325
JD.com Inc., ADR(a)(b)	6,536,273	138,765,076
Jiangsu Expressway Co. Ltd., Class H	11,842,000	15,918,965
Jiangsu Hengrui Medicine Co. Ltd., Class A	981,874	9,238,792
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	324,777	4,677,525
Jiangxi Copper Co. Ltd., Class H	12,151,000	14,672,964
Jiayuan International Group Ltd.(b)	12,296,000	22,028,549
Jumei International Holding Ltd., ADR(a)(b)	1,245,959	2,616,514
Kaisa Group Holdings Ltd.(b)	22,394,000	7,182,563
Kama Co. Ltd., Class B(a)	3,982,224	2,154,383
Kingboard Holdings Ltd.	7,011,200	20,023,681
Kingboard Laminates Holdings Ltd.	10,791,000	10,272,875
Kingdee International Software Group Co. Ltd.(b)	21,892,000	21,819,966
Kingsoft Corp. Ltd.(b)	7,878,000	13,167,331
Konka Group Co. Ltd., Class B	10,186,718	2,876,740
Kunlun Energy Co. Ltd.(b)	30,958,000	37,462,513
Kweichow Moutai Co. Ltd., Class A	203,156	16,501,670
KWG Group Holdings Ltd.	12,144,000	10,800,529
Launch Tech Co. Ltd., Class H	2,871,500	2,843,705
Lee & Man Paper Manufacturing Ltd.	15,559,000	14,096,197
Lee’s Pharmaceutical Holdings Ltd.	3,613,000	2,885,506
Legend Holdings Corp., Class H(c)	668,500	1,969,003
Lenovo Group Ltd.(b)	67,464,000	48,707,357
Li Ning Co. Ltd.(a)	16,823,500	18,015,006
Lianhua Supermarket Holdings Co. Ltd., Class H(a)	3,856,000	808,081
Lifetech Scientific Corp.(a)	28,422,000	5,847,289
Logan Property Holdings Co. Ltd.	13,396,000	15,662,831
Longfor Group Holdings Ltd.	13,850,000	38,935,565
Lonking Holdings Ltd.	22,080,000	5,727,553
Luthai Textile Co. Ltd., Class B	3,577,721	4,192,276
Luye Pharma Group Ltd.(b)(c)	12,632,000	10,072,348
Meitu Inc.(a)(b)(c)	25,338,500	10,522,969
Midea Group Co. Ltd., Class A	1,588,990	8,838,319
MMG Ltd.(a)(b)	23,783,999	11,792,086
Momo Inc., ADR(a)(b)	1,325,904	41,567,090
NetDragon Websoft Holdings Ltd.(b)	2,446,500	4,457,987
NetEase Inc., ADR	698,190	158,538,003
New China Life Insurance Co. Ltd., Class H	7,650,700	33,483,880
New Oriental Education & Technology Group Inc., ADR(a)	1,292,165	73,860,151
Nexteer Automotive Group Ltd.	8,325,000	12,531,515
Nine Dragons Paper Holdings Ltd.	15,907,000	16,118,904
Noah Holdings Ltd., ADR(a)(b)	301,748	14,689,093
North Mining Shares Co. Ltd.(a)	99,000,000	316,264
Panda Green Energy Group Ltd.(a)(b)	74,220,852	2,797,834
Parkson Retail Group Ltd.(a)	13,361,500	1,007,352
PAX Global Technology Ltd.(b)	11,929,000	5,426,603
People’s Insurance Co. Group of China Ltd. (The), Class H	63,306,000	27,261,441
PetroChina Co. Ltd., Class H	187,808,000	131,752,985
Phoenix New Media Ltd., ADR(a)	29,811	105,829
PICC Property & Casualty Co. Ltd., Class H	61,283,040	62,882,511
Ping An Bank Co. Ltd., Class A	4,235,998	6,309,069
Ping An Insurance Group Co. of China Ltd., Class A	2,050,443	18,715,560
Ping An Insurance Group Co. of China Ltd., Class H	46,806,500	452,768,367
Poly Developments and Holdings Group Co. Ltd., Class A	2,681,219	5,049,558

Security	Shares	Value

China (continued)
Poly Property Group Co. Ltd.	21,769,000	$7,399,360
Postal Savings Bank of China Co. Ltd., Class H(c)	24,577,000	14,854,705
Pou Sheng International Holdings Ltd.(b)	23,526,000	4,479,282
Qingdao Haier Co. Ltd., Class A	2,329,351	4,604,552
Road King Infrastructure Ltd.	4,559,000	7,736,450
Ronshine China Holdings Ltd.(a)(b)	5,279,500	6,597,899
SAIC Motor Corp. Ltd., Class A	1,940,030	6,930,820
Sany Heavy Equipment International Holdings Co. Ltd.	16,672,000	5,389,919
Semiconductor Manufacturing International Corp.(a)(b)	28,997,700	26,641,978
Shandong Airlines Co. Ltd., Class B	2,023,224	3,017,094
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,084,000	16,984,621
Shang Gong Group Co. Ltd., Class B(a)	4,957,360	3,460,237
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	6,126,447	3,908,673
Shanghai Electric Group Co. Ltd., Class H	32,050,000	10,893,908
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	5,392,000	18,603,201
Shanghai Haixin Group Co., Class B	6,033,510	2,829,716
Shanghai Industrial Holdings Ltd.	4,524,000	9,862,242
Shanghai Industrial Urban Development Group Ltd.(b)	25,878,000	4,431,079
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	2,350,242	2,373,744
Shanghai Jinjiang International Travel Co. Ltd., Class B	207,910	354,902
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	9,048,227	12,206,058
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	8,289,400	20,443,462
Shanghai Pudong Development Bank Co. Ltd., Class A	6,843,176	10,536,515
Shenzhen International Holdings Ltd.	9,742,750	19,545,881
Shenzhen Investment Ltd.(b)	32,908,000	10,722,985
Shenzhou International Group Holdings Ltd.	6,913,000	83,919,752
Shimao Property Holdings Ltd.	11,051,500	27,311,888
Shougang Concord International Enterprises Co. Ltd.(a)(b)	252,696,000	7,071,581
Shougang Fushan Resources Group Ltd.	28,482,000	5,968,818
Shui On Land Ltd.	39,878,666	9,427,279
Sihuan Pharmaceutical Holdings Group Ltd.	39,593,000	8,803,223
SINA Corp./China(a)	601,429	38,954,556
Sino Biopharmaceutical Ltd.	63,857,000	58,261,378
Sinofert Holdings Ltd.(a)(b)	37,142,000	4,129,130
Sino-Ocean Group Holding Ltd.	29,976,500	13,406,734
Sinopec Engineering Group Co. Ltd., Class H	10,135,500	9,389,819
Sinopec Kantons Holdings Ltd.(b)	12,644,000	5,186,371
Sinopec Shanghai Petrochemical Co. Ltd., Class H	32,517,000	14,750,708
Sinopharm Group Co. Ltd., Class H	10,732,800	52,870,260
Sinosoft Technology Group Ltd.(b)	8,894,600	2,489,113
Sinotrans Ltd., Class H	22,549,000	9,018,736
Sinotrans Shipping Ltd.	19,002,500	6,191,914
Sinotruk Hong Kong Ltd.(b)	6,481,000	10,633,618
Skyfame Realty Holdings Ltd.	51,590,000	7,185,650
SMI Holdings Group Ltd.(a)(b)(d)	15,427,999	4,396,312
SOHO China Ltd.(a)	20,794,500	7,758,993
SSY Group Ltd.	18,984,411	19,479,899
Sun Art Retail Group Ltd.(b)	21,809,500	24,357,414
Sunac China Holdings Ltd.(b)	22,062,000	73,298,023

4

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Suning.com Co. Ltd., Class A	4,262,572	$6,550,874
Sunny Optical Technology Group Co. Ltd.	6,512,900	63,000,547
Superb Summit International Group Ltd.(a)(b)(d)	6,035,000	7,712
TAL Education Group, Class A, ADR(a)	3,227,257	90,589,104
Tarena International Inc., ADR(b)	454,961	3,171,078
TCL Electronics Holdings Ltd.	9,301,000	3,850,780
Tencent Holdings Ltd.	51,219,500	2,042,038,654
Tian Ge Interactive Holdings Ltd.(b)(c)	6,905,000	3,705,843
Tianjin Development Holdings Ltd.	9,646,000	3,352,665
Tianjin Port Development Holdings Ltd.	40,848,000	4,436,738
Tianneng Power International Ltd.(b)	7,506,000	6,838,677
Tibet Water Resources Ltd.(a)(b)	24,537,000	6,490,316
Tingyi Cayman Islands Holding Corp.	18,044,000	23,380,016
Tong Ren Tang Technologies Co. Ltd., Class H	6,129,000	8,771,658
Tongada Hong Tai Holdings Ltd.(a)	4,500	834
Tongda Group Holdings Ltd.(b)	39,200,000	4,408,012
Towngas China Co. Ltd.	12,280,000	9,571,990
TravelSky Technology Ltd., Class H	8,642,000	23,245,580
Tsingtao Brewery Co. Ltd., Class H	3,474,000	14,138,824
Tuniu Corp., ADR(a)(b)	405,738	2,442,543
Uni-President China Holdings Ltd.	11,691,000	10,651,609
Vinda International Holdings Ltd.	2,855,000	4,917,791
Vipshop Holdings Ltd., ADR(a)	4,053,392	23,388,072
Viva China Holdings Ltd.(a)(b)	33,336,000	3,620,816
Want Want China Holdings Ltd.(b)	46,426,000	34,230,332
Wasion Holdings Ltd.(b)	6,254,000	3,300,517
Weibo Corp., ADR(a)(b)	508,498	32,381,153
Weichai Power Co. Ltd., Class H	18,504,000	19,861,815
West China Cement Ltd.	34,852,000	5,477,809
Wuliangye Yibin Co. Ltd., Class A	841,843	6,340,584
Wuxi Biologics Cayman Inc.(a)(c)	5,361,500	44,943,219
Xiamen International Port Co. Ltd., Class H	23,164,000	3,255,969
Xingda International Holdings Ltd.	13,431,000	3,981,717
Xinyi Solar Holdings Ltd.(b)	29,858,800	11,179,284
Xtep International Holdings Ltd.	12,052,500	6,437,651
Yanzhou Coal Mining Co. Ltd., Class H	17,502,000	15,699,970
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)(c)	2,440,800	8,920,152
Yihai International Holding Ltd.	1,122,000	3,010,830
Yuexiu Property Co. Ltd.	69,364,880	12,852,324
Yuexiu REIT	18,732,000	11,944,246
Yuexiu Transport Infrastructure Ltd.	11,208,000	8,392,663
Yum China Holdings Inc.	3,303,735	118,372,825
Yunnan Baiyao Group Co. Ltd., Class A	372,794	3,992,776
Yuzhou Properties Co. Ltd.	17,512,400	7,675,626
YY Inc., ADR(a)	451,347	30,723,190
Zhaojin Mining Industry Co. Ltd., Class H(b)	12,786,500	12,172,562
Zhejiang Expressway Co. Ltd., Class H	14,560,000	12,223,646
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	99,500	407,498
Zhongsheng Group Holdings Ltd.(b)	5,578,000	11,333,125
Zhuzhou CRRC Times Electric Co. Ltd., Class H	5,108,900	27,418,944
Zijin Mining Group Co. Ltd., Class H	56,894,000	21,446,801
ZTE Corp., Class H(a)	6,825,240	13,413,691

		14,659,748,833

Colombia — 0.3%
Almacenes Exito SA	1,824,734	7,506,677
Bancolombia SA	1,751,999	17,412,609
Cementos Argos SA	4,348,660	9,401,506
Corp. Financiera Colombiana SA(a)	1,138,327	6,574,346

Security	Shares	Value

Colombia (continued)
Ecopetrol SA	45,925,357	$44,041,093
Grupo Argos SA/Colombia	2,607,056	13,027,852
Grupo de Inversiones Suramericana SA	2,365,187	23,594,564
Interconexion Electrica SA ESP	3,767,691	15,057,522

		136,616,169

Czech Republic — 0.2%
CEZ AS	1,575,461	37,580,005
Komercni Banka AS	754,086	29,661,238
Moneta Money Bank AS(c)	5,472,522	18,852,826

		86,094,069

Egypt — 0.2%
Commercial International Bank Egypt SAE	9,120,189	37,993,149
Eastern Tobacco	4,310,822	4,445,611
Egyptian Financial Group-Hermes Holding Co.(a)	10,865,236	8,735,868
Ezz Steel Co.(a)	3,703,389	3,972,200
Global Telecom Holding SAE(a)	37,954,289	7,883,303
Heliopolis Housing	2,576,208	2,449,627
Medinet Nasr Housing(a)	8,134,550	3,265,629
Oriental Weavers	2,282,740	1,314,073
Six of October Development & Investment(a)	4,252,556	3,727,813
Telecom Egypt Co.	5,663,181	3,882,963

		77,670,236

Greece — 0.3%
Alpha Bank AE(a)	13,286,127	18,804,025
Athens Water Supply & Sewage Co. SA	336,177	1,979,310
Eurobank Ergasias SA(a)	18,415,182	11,759,735
FF Group(a)(d)	343,633	3,891
Hellenic Exchanges-Athens Stock Exchange SA	831,688	3,634,881
Hellenic Telecommunications Organization SA	2,278,837	26,937,431
Holding Co. ADMIE IPTO SA	1,310,930	2,374,881
JUMBO SA	985,692	14,999,712
Motor Oil Hellas Corinth Refineries SA	546,454	12,529,134
Mytilineos Holdings SA	1,026,919	8,929,761
National Bank of Greece SA(a)	6,113,619	7,088,278
OPAP SA	2,162,951	20,326,715
Piraeus Bank SA(a)(b)	3,070,189	3,041,694
Piraeus Port Authority SA	52,187	933,602
Public Power Corp. SA(a)(b)	1,509,333	2,254,095
Titan Cement Co. SA	424,459	9,515,757

		145,112,902

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	4,029,634	6,337,954
MOL Hungarian Oil & Gas PLC	3,382,782	37,409,463
OTP Bank Nyrt	2,036,073	81,412,362
Richter Gedeon Nyrt	1,307,172	25,699,593

		150,859,372

India — 9.9%
Adani Enterprises Ltd.	1,950,335	4,617,337
Adani Ports & Special Economic Zone Ltd.	5,568,999	29,217,368
AIA Engineering Ltd.	472,598	11,526,590
Ajanta Pharma Ltd.	348,844	5,848,937
Amara Raja Batteries Ltd.	555,486	5,652,894
Ambuja Cements Ltd.	6,469,498	20,184,982
Anveshan Heavy Engineering Ltd., NVS(a)	55,454	1,375,453
Apollo Hospitals Enterprise Ltd.	904,233	16,409,698
Apollo Tyres Ltd.	2,909,988	9,981,098
Arvind Fashions Ltd., NVS(a)	299,456	2,971,014
Arvind Ltd.	1,499,091	2,213,307
Ashok Leyland Ltd.	11,860,545	19,119,481

5

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Asian Paints Ltd.	2,702,633	$52,193,255
AU Small Finance Bank Ltd.(c)	322,733	2,631,366
Aurobindo Pharma Ltd.	2,562,631	29,808,809
Avanti Feeds Ltd.	511,344	2,506,646
Avenue Supermarts Ltd.(a)(c)	1,283,395	27,483,565
Axis Bank Ltd.(a)	16,350,066	146,797,529
Bajaj Auto Ltd.	791,509	31,182,241
Bajaj Finance Ltd.	1,686,368	61,403,201
Bajaj Finserv Ltd.	396,399	34,093,613
Balkrishna Industries Ltd.	905,769	12,481,535
Bata India Ltd.	786,314	11,770,735
Bayer CropScience Ltd./India	138,073	8,519,042
Bharat Financial Inclusion Ltd.(a)	303,087	4,449,001
Bharat Forge Ltd.	2,128,498	17,220,082
Bharat Petroleum Corp. Ltd.	7,050,584	32,817,411
Bharti Airtel Ltd.	12,862,867	57,859,370
Bharti Infratel Ltd.	3,506,657	12,918,203
Blue Dart Express Ltd.	96,114	4,271,174
Bosch Ltd.	77,609	21,127,699
Britannia Industries Ltd.	539,730	24,547,086
Cadila Healthcare Ltd.	2,096,903	10,990,726
Canara Bank(a)	2,059,745	7,559,836
Care Ratings Ltd.	350,888	4,826,692
Ceat Ltd.	402,477	7,300,255
Century Textiles & Industries Ltd.	631,695	8,347,673
CESC Ltd.	869,725	8,729,071
CG Power and Industrial Solutions Ltd.(a)	6,505,952	3,617,270
Cipla Ltd./India	3,159,509	24,518,551
Coal India Ltd.	6,444,213	22,644,203
Container Corp. of India Ltd.	1,586,808	15,367,186
CRISIL Ltd.	288,134	6,202,767
Crompton Greaves Consumer Electricals Ltd.	4,302,414	13,392,764
Dabur India Ltd.	5,499,483	32,281,204
DCB Bank Ltd.	2,884,506	6,493,708
Dish TV India Ltd.	11,104,983	6,102,602
Divi’s Laboratories Ltd.	617,221	12,746,927
Dr. Reddy’s Laboratories Ltd.	1,059,844	41,396,188
Edelweiss Financial Services Ltd.	4,862,810	11,840,431
Eicher Motors Ltd.	122,606	41,174,119
Escorts Ltd.	778,345	7,870,001
Exide Industries Ltd.	3,014,422	11,366,527
Federal Bank Ltd.	16,164,163	19,783,386
Finolex Cables Ltd.	1,278,777	8,409,892
Fortis Healthcare Ltd.(a)	3,824,359	8,104,711
GAIL India Ltd.	7,560,865	37,215,794
Gateway Distriparks Ltd.	422,882	848,252
GE T&D India Ltd.	1,147,700	3,809,748
Glenmark Pharmaceuticals Ltd.	1,439,134	13,486,913
GMR Infrastructure Ltd.(a)	27,139,935	6,269,502
Godrej Consumer Products Ltd.	3,591,679	38,668,719
Godrej Industries Ltd.	1,233,905	9,727,658
Grasim Industries Ltd.	3,371,242	41,901,691
GRUH Finance Ltd.	2,668,337	11,359,432
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	670,644	3,284,659
Gujarat Pipavav Port Ltd.	2,420,395	3,299,197
Havells India Ltd.	2,779,378	27,305,260
HCL Technologies Ltd.	4,939,516	71,936,419
Hero MotoCorp Ltd.	508,727	22,300,922
Hexaware Technologies Ltd.	1,285,284	5,974,141

Security	Shares	Value

India (continued)
Hindalco Industries Ltd.	11,377,836	$36,927,563
Hindustan Petroleum Corp. Ltd.	5,771,553	19,241,270
Hindustan Unilever Ltd.	6,149,756	154,769,668
Housing Development Finance Corp. Ltd.	14,481,338	413,277,585
ICICI Bank Ltd.	21,956,413	111,884,928
IDFC Bank Ltd.	20,672,390	11,404,741
IDFC Ltd.	11,422,949	6,711,669
IFCI Ltd.(a)	16,097,434	3,141,188
IIFL Holdings Ltd.	1,044,009	7,065,167
India Cements Ltd. (The)	4,248,340	5,726,832
Indiabulls Housing Finance Ltd.	2,793,400	28,681,499
Indiabulls Ventures Ltd.	1,695,120	9,788,379
Indian Hotels Co. Ltd. (The)	5,587,816	11,565,284
Indian Oil Corp. Ltd.	13,133,173	25,363,729
Info Edge India Ltd.	228,234	5,061,460
Infosys Ltd.	31,366,736	300,390,673
InterGlobe Aviation Ltd.(c)	923,418	13,756,205
IRB Infrastructure Developers Ltd.	2,394,315	5,127,362
ITC Ltd.	31,058,847	127,363,777
Jain Irrigation Systems Ltd.	4,945,619	4,722,447
Jammu & Kashmir Bank Ltd. (The)(a)	3,640,454	1,922,214
Jindal Steel & Power Ltd.(a)	4,198,600	9,280,355
JSW Steel Ltd.	8,455,253	38,124,159
Jubilant Foodworks Ltd.	783,123	14,135,991
Jubilant Life Sciences Ltd.	814,199	9,051,458
Just Dial Ltd.(a)	449,543	3,214,108
Kajaria Ceramics Ltd.	1,027,835	6,483,789
Karur Vysya Bank Ltd. (The)	5,613,299	6,362,732
KPIT Technologies Ltd.	2,223,938	6,651,551
Larsen & Toubro Infotech Ltd.(c)	226,538	5,102,346
Larsen & Toubro Ltd.	4,416,301	90,771,952
LIC Housing Finance Ltd.	3,098,774	20,734,820
Lupin Ltd.	2,073,921	26,387,107
Mahanagar Gas Ltd.	379,345	4,530,151
Mahindra & Mahindra Financial Services Ltd.	3,263,650	21,037,302
Mahindra & Mahindra Ltd.	7,130,145	80,913,002
Manappuram Finance Ltd.	5,875,776	7,275,694
Marico Ltd.	4,704,975	24,083,504
Maruti Suzuki India Ltd.	980,942	107,835,357
Max Financial Services Ltd.(a)	1,572,509	10,092,306
Mindtree Ltd.	998,483	12,559,296
Motherson Sumi Systems Ltd.	10,029,353	22,405,772
Mphasis Ltd.	730,305	10,511,593
Natco Pharma Ltd.	897,890	9,206,287
National Aluminium Co. Ltd.	6,248,496	6,047,221
NCC Ltd./India	6,293,551	7,856,215
Nestle India Ltd.	238,616	36,855,807
NIIT Technologies Ltd.	460,003	7,192,930
NTPC Ltd.	18,091,052	36,418,317
Oil & Natural Gas Corp. Ltd.	12,899,054	25,966,530
Page Industries Ltd.	58,928	22,927,849
Persistent Systems Ltd.	555,117	4,823,174
Petronet LNG Ltd.	5,538,630	17,022,377
PI Industries Ltd.	764,109	9,011,542
Pidilite Industries Ltd.	1,210,018	20,196,771
Piramal Enterprises Ltd.	844,200	26,648,110
Power Finance Corp. Ltd.	7,877,006	9,770,675
Power Grid Corp. of India Ltd.	14,497,390	37,473,345
PTC India Ltd.	5,493,399	6,396,289
Rain Industries Ltd.	1,135,508	2,170,980

6

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Rajesh Exports Ltd.	970,875	$7,952,831
Rallis India Ltd.	1,690,749	3,925,148
Ramco Cements Ltd. (The)	1,023,957	8,862,198
Raymond Ltd.	482,743	5,607,009
RBL Bank Ltd.(c)	1,810,655	14,247,266
REC Ltd.	7,811,607	11,197,066
Redington India Ltd.	4,216,272	5,517,239
Reliance Industries Ltd.	25,758,979	431,521,572
Reliance Infrastructure Ltd.	1,612,430	7,664,797
RP-SG Business Process Services Ltd.(a)(d)	156,871	784,141
RP-SG Retail Ltd., NVS(a)(d)	470,614	1,176,214
Shree Cement Ltd.	92,338	21,843,876
Shriram Transport Finance Co. Ltd.	1,493,296	24,757,924
Sobha Ltd.	781,577	5,047,533
Solara Active Pharma Sciences Ltd.(a)	179,085	768,425
SRF Ltd.	226,415	7,031,551
State Bank of India(a)	16,494,095	67,365,581
Sterlite Technologies Ltd.	1,316,146	6,566,095
Sun Pharma Advanced Research Co. Ltd.(a)	1,351,335	5,041,210
Sun Pharmaceutical Industries Ltd.	7,775,853	54,959,254
Sundaram Finance Ltd.	459,138	9,625,791
Tata Communications Ltd.	915,285	7,066,061
Tata Consultancy Services Ltd.	8,161,677	230,493,160
Tata Elxsi Ltd.	359,233	5,278,321
Tata Global Beverages Ltd.	3,525,268	11,059,615
Tata Motors Ltd.(a)	15,199,827	37,500,685
Tata Power Co. Ltd. (The)	11,817,972	12,904,049
Tata Steel Ltd.	3,258,973	24,759,684
Tech Mahindra Ltd.	4,364,711	44,210,743
Thermax Ltd.	468,644	7,001,586
TI Financial Holdings Ltd.	999,110	7,466,625
Titan Co. Ltd.	2,937,939	39,081,186
Torrent Power Ltd.	1,727,769	6,715,727
TTK Prestige Ltd.	63,053	6,519,940
Tube Investments of India Ltd.	848,023	3,652,114
TV18 Broadcast Ltd.(a)	8,769,547	4,517,207
UltraTech Cement Ltd.	895,100	51,367,913
United Spirits Ltd.(a)	2,795,903	26,974,176
UPL Ltd.	3,527,643	38,356,379
VA Tech Wabag Ltd.	667,009	2,484,954
Vedanta Ltd.	12,618,263	35,458,595
Vijaya Bank	5,343,303	3,151,012
Vodafone Idea Ltd.(a)	20,862,499	10,566,701
Voltas Ltd.	1,286,181	10,222,828
Welspun India Ltd.	3,517,269	3,070,892
Wipro Ltd.	10,213,519	47,576,138
Wockhardt Ltd.(a)	800,392	6,227,313
Yes Bank Ltd.	15,877,773	38,683,490
Zee Entertainment Enterprises Ltd.	5,086,513	35,659,233

		4,950,566,171

Indonesia — 2.2%
Ace Hardware Indonesia Tbk PT	101,670,200	11,480,327
Adaro Energy Tbk PT	134,246,300	12,061,283
Adhi Karya Persero Tbk PT	28,687,900	3,139,071
AKR Corporindo Tbk PT	17,940,400	4,891,981
Alam Sutera Realty Tbk PT(a)	135,812,300	3,304,505
Aneka Tambang Tbk	95,392,243	4,101,816
Astra International Tbk PT	181,857,200	108,713,796
Bank Bukopin Tbk PT(a)	21,430,000	425,528
Bank Central Asia Tbk PT	88,789,900	161,718,364

Security	Shares	Value

Indonesia (continued)
Bank Danamon Indonesia Tbk PT	30,680,100	$15,927,267
Bank Mandiri Persero Tbk PT	167,306,100	86,562,848
Bank Negara Indonesia Persero Tbk PT	68,219,500	40,542,965
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	26,670,500	3,748,135
Bank Rakyat Indonesia Persero Tbk PT	492,090,500	124,549,387
Bank Tabungan Negara Persero Tbk PT	41,443,476	7,736,695
Bumi Resources Tbk PT(a)	485,245,200	4,410,549
Bumi Serpong Damai Tbk PT(a)	81,028,400	7,648,197
Charoen Pokphand Indonesia Tbk PT	72,640,200	30,219,136
Ciputra Development Tbk PT	130,725,827	9,642,772
Delta Dunia Makmur Tbk PT(a)	50,801,200	2,060,108
Eagle High Plantations Tbk PT(a)	168,733,100	1,922,985
Gudang Garam Tbk PT	4,458,100	25,559,462
Hanjaya Mandala Sampoerna Tbk PT	83,225,500	21,413,728
Hanson International Tbk PT(a)	805,434,900	6,870,341
Indah Kiat Pulp & Paper Corp. Tbk PT	26,141,100	19,191,159
Indika Energy Tbk PT	19,305,200	2,429,600
Indocement Tunggal Prakarsa Tbk PT	16,517,800	22,058,380
Indofood CBP Sukses Makmur Tbk PT	22,880,900	15,757,865
Indofood Sukses Makmur Tbk PT	39,298,400	18,134,553
Inti Agri Resources Tbk PT(a)	330,337,500	4,365,236
Jasa Marga Persero Tbk PT	25,052,080	7,234,056
Kalbe Farma Tbk PT	198,564,100	21,171,841
Krakatau Steel Persero Tbk PT(a)	59,471,314	1,704,824
Link Net Tbk PT	14,131,600	5,211,969
Matahari Department Store Tbk PT	22,769,000	7,561,807
Medco Energi Internasional Tbk PT(a)	74,872,900	3,664,466
Media Nusantara Citra Tbk PT	63,376,700	3,500,618
Mitra Adiperkasa Tbk PT	118,210,700	7,231,908
Modernland Realty Tbk PT	1,018,800	14,531
Pabrik Kertas Tjiwi Kimia Tbk PT	3,322,000	2,630,425
Pakuwon Jati Tbk PT	229,998,200	9,487,778
Panin Financial Tbk PT(a)	238,051,700	4,926,642
Perusahaan Gas Negara Persero Tbk PT	102,651,300	14,031,344
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	39,367,700	3,110,330
PP Persero Tbk PT	37,372,450	4,847,117
Ramayana Lestari Sentosa Tbk PT	44,751,800	3,723,450
Salim Ivomas Pratama Tbk PT	52,670,300	1,782,376
Semen Indonesia Persero Tbk PT	28,244,700	23,747,073
Sugih Energy Tbk PT(a)	82,105,800	287,033
Summarecon Agung Tbk PT	104,535,600	5,993,301
Surya Citra Media Tbk PT	62,843,800	8,414,325
Telekomunikasi Indonesia Persero Tbk PT	452,022,200	116,304,261
Timah Tbk PT	46,939,052	2,051,173
Tower Bersama Infrastructure Tbk PT	23,625,100	6,623,783
Unilever Indonesia Tbk PT	13,571,300	40,090,014
United Tractors Tbk PT	15,384,700	29,580,790
Waskita Karya Persero Tbk PT	53,704,700	5,857,671
Wijaya Karya Persero Tbk PT	37,097,023	3,903,585

		1,125,276,530

Malaysia — 2.4%
AEON Credit Service M Bhd	2,656,100	9,648,159
AirAsia Group Bhd	14,947,100	11,001,809
Alliance Bank Malaysia Bhd	11,573,300	11,339,594
AMMB Holdings Bhd	15,894,200	16,180,975
Astro Malaysia Holdings Bhd	183,600	52,651
Axiata Group Bhd	25,189,200	21,851,307
Berjaya Corp. Bhd(a)(b)	47,297,606	3,108,338

7

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Berjaya Sports Toto Bhd	7,489,673	$3,812,404
British American Tobacco Malaysia Bhd(b)	398,400	3,589,361
Bursa Malaysia Bhd(b)	7,732,300	12,916,424
Cahya Mata Sarawak Bhd(b)	6,740,600	5,154,719
Carlsberg Brewery Malaysia Bhd(b)	1,930,600	9,098,203
CIMB Group Holdings Bhd	41,472,100	57,086,700
Dialog Group Bhd	39,020,696	29,560,427
DiGi.Com Bhd(b)	29,363,400	29,752,854
DRB-Hicom Bhd	7,389,900	3,267,132
Eastern & Oriental Bhd(a)	11,712,519	3,162,898
FGV Holdings Bhd	18,338,000	3,878,392
Fraser & Neave Holdings Bhd	270,300	2,152,323
Gamuda Bhd	18,718,300	10,556,862
Genting Bhd	19,158,700	28,752,930
Genting Malaysia Bhd(b)	27,055,100	18,491,477
Genting Plantations Bhd(b)	3,076,000	6,983,391
HAP Seng Consolidated Bhd(b)	6,724,400	15,828,735
Hartalega Holdings Bhd	12,908,100	19,742,344
Hong Leong Bank Bhd	6,746,400	32,857,362
Hong Leong Financial Group Bhd	2,756,900	12,702,362
IHH Healthcare Bhd	22,215,100	28,508,803
IJM Corp. Bhd(b)	28,132,700	10,958,609
Inari Amertron Bhd(b)	26,520,600	10,457,400
IOI Corp. Bhd	20,607,600	20,930,171
IOI Properties Group Bhd	21,001,141	8,180,633
Kossan Rubber Industries(b)	6,721,600	6,907,129
KPJ Healthcare Bhd(b)	28,899,400	7,251,612
Kuala Lumpur Kepong Bhd(b)	4,262,100	24,954,343
Lafarge Malaysia Bhd(a)(b)	5,105,100	2,440,005
Magnum Bhd	9,448,600	4,470,840
Mah Sing Group Bhd(b)	16,516,123	3,946,976
Malayan Banking Bhd	33,063,300	74,193,903
Malaysia Airports Holdings Bhd(b)	7,264,300	13,315,135
Malaysia Building Society Bhd	16,999,200	3,859,300
Malaysian Resources Corp. Bhd(b)	22,363,600	3,554,019
Maxis Bhd(b)	18,265,700	23,702,414
MISC Bhd	10,970,900	16,124,037
Nestle Malaysia Bhd(b)	489,300	17,469,571
OSK Holdings Bhd(b)	12,989,200	2,793,710
Pavilion REIT	14,816,800	5,629,994
Petronas Chemicals Group Bhd	21,739,100	47,795,369
Petronas Dagangan Bhd	2,332,600	14,381,905
Petronas Gas Bhd	6,257,600	28,323,323
Pos Malaysia Bhd(b)	4,391,900	2,162,102
PPB Group Bhd	5,447,420	22,911,839
Press Metal Aluminium Holdings Bhd(b)	14,156,000	16,102,894
Public Bank Bhd	26,081,660	155,324,404
QL Resources Bhd	10,127,495	17,086,896
RHB Bank Bhd	8,534,966	10,708,226
RHB Bank Bhd, New(a)(d)	1,769,000	4
Sime Darby Bhd(b)	22,686,000	12,415,089
Sime Darby Plantation Bhd	21,417,300	24,055,756
Sime Darby Property Bhd(b)	23,614,900	5,615,205
SP Setia Bhd Group(b)	7,258,600	3,729,475
Sunway Bhd(b)	21,052,354	7,345,307
Sunway Construction Group Bhd(b)	7,404,870	2,725,176
Sunway REIT(b)	20,650,500	8,093,397
Supermax Corp. Bhd	5,730,000	4,683,140
Ta Ann Holdings Bhd	68,760	31,714
Telekom Malaysia Bhd(b)	10,601,400	5,903,038

Security	Shares	Value

Malaysia (continued)
Tenaga Nasional Bhd	28,595,400	$97,311,147
TIME dotCom Bhd(b)	4,427,000	8,516,513
Top Glove Corp. Bhd	13,972,400	19,934,336
UEM Sunrise Bhd(b)	16,843,400	2,777,380
UOA Development Bhd	10,113,100	5,099,448
VS Industry Bhd(b)	14,534,875	5,522,870
WCT Holdings Bhd(b)	13,394,979	2,240,766
Westports Holdings Bhd	12,395,500	11,167,651
YTL Corp. Bhd	34,337,266	9,190,522

		1,223,333,629

Mexico — 2.6%
Alfa SAB de CV, Class A	27,541,447	27,696,104
Alsea SAB de CV(b)	4,977,595	12,479,615
America Movil SAB de CV, Series L, NVS	302,308,772	203,265,252
Arca Continental SAB de CV	4,191,638	21,663,037
Axtel SAB de CV, CPO(a)(b)	16,035,300	2,506,285
Banco del Bajio SA(c)	6,293,197	11,772,438
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	16,179,911	19,873,240
Bolsa Mexicana de Valores SAB de CV	4,597,678	7,981,519
Cemex SAB de CV, CPO(a)	135,164,683	69,556,258
Coca-Cola Femsa SAB de CV, Series L, NVS(b)	4,612,600	27,790,202
Concentradora Fibra Hotelera Mexicana SA de CV(c)	7,537,563	3,615,822
Consorcio ARA SAB de CV	12,968,100	3,397,268
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	7,226,859	4,624,735
Corp Inmobiliaria Vesta SAB de CV	5,873,100	7,323,424
El Puerto de Liverpool SAB de CV, Series C1, NVS(b)	1,670,705	9,960,631
Fibra Uno Administracion SA de CV(b)	31,676,000	32,071,838
Fomento Economico Mexicano SAB de CV	17,555,445	152,268,134
Genomma Lab Internacional SAB de CV, Class B(a)(b)	8,258,168	5,085,821
Gruma SAB de CV, Series B	1,993,615	21,841,258
Grupo Aeromexico SAB de CV(a)(b)	4,823,200	5,141,870
Grupo Aeroportuario del Centro Norte SAB de CV	3,011,100	13,426,243
Grupo Aeroportuario del Pacifico SAB de CV, Series B	3,280,700	22,753,626
Grupo Aeroportuario del Sureste SAB de CV, Class B(b)	2,004,580	26,938,907
Grupo Bimbo SAB de CV, Series A(b)	15,371,402	29,464,860
Grupo Carso SAB de CV, Series A1	5,081,836	16,315,227
Grupo Comercial Chedraui SA de CV	3,933,100	7,253,107
Grupo Financiero Banorte SAB de CV, Class O(b)	22,975,678	105,190,735
Grupo Financiero Inbursa SAB de CV, Class O(b)	21,679,142	29,217,015
Grupo Herdez SAB de CV(b)	3,286,900	6,751,265
Grupo Mexico SAB de CV, Series B	31,914,420	65,849,986
Grupo Televisa SAB, CPO(b)	22,626,356	61,887,948
Industrias Bachoco SAB de CV, Series B(b)	1,950,884	6,798,357
Industrias CH SAB de CV, Series B(a)(b)	1,740,500	7,529,770
Industrias Penoles SAB de CV(b)	1,339,780	15,269,439
Infraestructura Energetica Nova SAB de CV(b)	5,118,671	19,487,719
Kimberly-Clark de Mexico SAB de CV, Class A	14,496,975	21,440,054
La Comer SAB de CV(a)(b)	5,042,602	5,137,837
Macquarie Mexico Real Estate Management SA de CV	8,865,800	7,756,472
Megacable Holdings SAB de CV, CPO	784,200	3,591,114
Mexichem SAB de CV	9,981,283	23,332,137
PLA Administradora Industrial S. de RL de CV(b)	7,522,649	9,628,044

8

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV(b)	2,206,665	$19,574,550
Qualitas Controladora SAB de CV(b)	3,365,378	7,302,824
Regional SAB de CV(b)	2,303,247	9,934,898
Telesites SAB de CV(a)(b)	15,329,995	9,569,121
Wal-Mart de Mexico SAB de CV	46,621,396	115,351,908

		1,316,667,914

Pakistan — 0.1%
Engro Corp. Ltd./Pakistan	3,201,900	7,411,784
Engro Fertilizers Ltd.	6,041,847	3,374,156
Fauji Fertilizer Co. Ltd.	6,008,820	4,330,744
Habib Bank Ltd.	5,323,600	5,444,671
Hub Power Co. Ltd. (The)	7,314,495	5,069,065
Lucky Cement Ltd.	1,460,700	5,275,824
MCB Bank Ltd.	3,514,900	5,297,410
National Bank of Pakistan(a)	5,259,500	1,874,959
Nishat Mills Ltd.	3,799,800	4,107,396
Oil & Gas Development Co. Ltd.	6,869,500	7,411,525
Pakistan Oilfields Ltd.	1,383,420	4,916,579
Pakistan State Oil Co. Ltd.	2,645,438	5,198,020
Searle Co. Ltd. (The)	1,386,875	2,619,292
United Bank Ltd./Pakistan	4,275,400	4,424,844

		66,756,269

Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR, NVS	1,925,892	27,232,113
Credicorp Ltd.	610,570	133,891,895
Southern Copper Corp.	807,974	27,050,970

		188,174,978

Philippines — 1.1%
Aboitiz Equity Ventures Inc.	18,942,240	18,862,742
Aboitiz Power Corp.	12,775,500	7,725,741
Alliance Global Group Inc.(a)	33,517,400	7,301,959
Ayala Corp.	2,406,155	43,652,297
Ayala Land Inc.	66,565,200	52,888,985
Bank of the Philippine Islands	9,292,403	16,663,218
BDO Unibank Inc.	19,091,836	47,420,012
Bloomberry Resorts Corp.	31,621,000	5,030,888
Cebu Air Inc.	2,970,450	4,201,810
Cosco Capital Inc.	29,550,200	3,979,863
D&L Industries Inc.	30,872,300	6,007,201
DMCI Holdings Inc.	39,379,600	9,270,207
Filinvest Land Inc.	123,264,000	3,409,630
First Gen Corp.	13,533,800	4,574,951
Globe Telecom Inc.	347,895	13,074,268
GT Capital Holdings Inc.	904,689	15,325,521
International Container Terminal Services Inc.	5,217,320	9,305,979
JG Summit Holdings Inc.	27,724,283	25,492,378
Jollibee Foods Corp.	4,206,410	22,340,033
Manila Electric Co.	1,191,630	8,733,771
Manila Water Co. Inc.	13,574,900	6,979,084
Megaworld Corp.	110,621,600	9,517,425
Melco Resorts And Entertainment (Philippines) Corp.(a)	22,393,800	3,097,197
Metro Pacific Investments Corp.	141,540,000	12,690,538
Metropolitan Bank & Trust Co.	9,796,122	13,941,066
Nickel Asia Corp.	306,000	12,959
PLDT Inc.	830,730	18,351,495
Robinsons Land Corp.	22,235,413	8,674,441
Security Bank Corp.	2,219,610	6,817,192

Security	Shares	Value

Philippines (continued)
SM Investments Corp.	2,260,392	$39,175,241
SM Prime Holdings Inc.	86,301,596	57,128,298
Universal Robina Corp.	8,747,190	21,359,029
Vista Land & Lifescapes Inc.	50,829,600	5,139,200

		528,144,619

Poland — 1.2%
Alior Bank SA(a)	883,131	12,698,037
Asseco Poland SA	635,686	8,056,763
Bank Handlowy w Warszawie SA	321,007	5,826,636
Bank Millennium SA(a)(b)	5,958,654	14,478,473
Bank Polska Kasa Opieki SA	1,378,992	39,946,529
Budimex SA	129,527	4,032,341
CCC SA	291,453	16,162,785
CD Projekt SA(a)	634,925	23,819,738
Ciech SA(b)	288,908	3,125,060
Cyfrowy Polsat SA(a)	2,331,432	13,814,891
Dino Polska SA(a)(c)	464,371	11,926,582
Enea SA(a)	2,389,159	6,744,407
Eurocash SA(b)	861,239	3,839,948
Getin Noble Bank SA(a)	3,385,028	294,707
Grupa Azoty SA	461,803	3,981,564
Grupa Lotos SA	875,882	18,953,103
Jastrzebska Spolka Weglowa SA(a)	509,111	8,811,123
KGHM Polska Miedz SA(a)	1,287,265	30,469,981
KRUK SA(b)	174,226	7,951,957
LPP SA	12,181	25,130,704
Lubelski Wegiel Bogdanka SA(a)	177,576	2,604,798
mBank SA	139,464	15,026,672
Orange Polska SA(a)	5,945,514	7,497,773
PGE Polska Grupa Energetyczna SA(a)	7,642,586	23,530,229
PLAY Communications SA(c)	1,064,006	4,533,479
Polski Koncern Naftowy ORLEN SA	2,647,496	76,901,992
Polskie Gornictwo Naftowe i Gazownictwo SA	15,783,630	26,858,488
Powszechna Kasa Oszczednosci Bank Polski SA	7,858,700	84,819,390
Powszechny Zaklad Ubezpieczen SA	5,441,926	61,549,010
Santander Bank Polska SA	317,899	29,840,773
Tauron Polska Energia SA(a)	11,557,571	6,860,631
Warsaw Stock Exchange(b)	523,060	5,161,050

		605,249,614

Qatar — 1.1%
Al Meera Consumer Goods Co. QSC	120,499	4,917,182
Barwa Real Estate Co.	1,209,142	12,656,526
Commercial Bank PQSC (The)	2,172,015	25,102,779
Doha Bank QPSC	428,559	2,512,892
Ezdan Holding Group QSC(a)	7,783,248	27,135,374
Gulf International Services QSC(a)	638,824	3,212,184
Industries Qatar QSC	1,583,953	58,779,803
Masraf Al Rayan QSC	3,901,929	42,841,232
Ooredoo QPSC	846,360	18,309,386
Qatar Electricity & Water Co. QSC	431,500	21,271,585
Qatar Gas Transport Co. Ltd.	2,492,043	12,353,233
Qatar Industrial Manufacturing Co. QSC	312,650	3,724,725
Qatar Insurance Co. SAQ	1,777,591	17,443,161
Qatar Islamic Bank SAQ	1,040,125	43,270,294
Qatar National Bank QPSC	4,065,362	222,120,509
Qatar National Cement Co. QSC	243,201	3,796,529
Qatar Navigation QSC	80,189	1,515,341
United Development Co. QSC	2,058,244	7,948,085

9

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Vodafone Qatar QSC(a)	2,233,340	$5,064,443

		533,975,263

Russia — 3.3%
Aeroflot PJSC	6,220,577	10,628,939
Alrosa PJSC	25,284,300	37,624,806
Gazprom PJSC	75,677,480	182,308,663
Gazprom PJSC, ADR, NVS	9,055,126	43,102,400
Inter RAO UES PJSC	342,328,399	20,937,751
LSR Group PJSC, GDR, NVS(e)	2,853,036	5,591,951
LUKOIL PJSC	3,667,861	268,217,728
LUKOIL PJSC, ADR, NVS	785,419	57,728,296
M.Video PJSC(a)	594,534	3,713,590
Magnit PJSC, GDR, NVS(e)	3,257,033	41,592,311
Magnitogorsk Iron & Steel Works PJSC	22,549,493	15,763,848
Mechel PJSC, ADR, NVS(a)	1,052,957	2,674,511
MMC Norilsk Nickel PJSC	604,501	115,008,905
Mobile TeleSystems PJSC, ADR, NVS	4,695,075	34,790,506
Moscow Exchange MICEX-RTS PJSC(a)	13,482,645	18,027,204
Novatek PJSC, GDR, NVS(e)	832,269	141,568,957
Novolipetsk Steel PJSC	12,156,648	28,753,620
PhosAgro PJSC, GDR, NVS(e)	1,296,545	17,269,979
Polymetal International PLC	1,000,000	9,966,767
Polyus PJSC	174,832	12,605,974
Rosneft Oil Co. PJSC	1,378,100	8,708,773
Rosneft Oil Co. PJSC, GDR, NVS(e)	9,170,322	57,773,029
RusHydro PJSC	57,148,891	430,713
Sberbank of Russia PJSC	14,908,356	43,198,104
Sberbank of Russia PJSC, ADR	19,993,110	237,018,319
Severstal PJSC	2,103,150	31,497,383
Surgutneftegas PJSC	58,780,750	24,011,852
Surgutneftegas PJSC, ADR, NVS	1,451,119	5,769,649
Tatneft PJSC	14,241,028	151,593,752
VTB Bank PJSC	2,703,690,000	1,506,256
VTB Bank PJSC, GDR, NVS(e)	13,423,023	16,725,087
X5 Retail Group NV, GDR(e)	825,824	21,276,971

		1,667,386,594

South Africa — 6.0%
Absa Group Ltd.	6,240,586	69,308,591
Adcock Ingram Holdings Ltd.(b)	1,165,814	4,876,388
Advtech Ltd.	5,972,327	6,546,786
AECI Ltd.	1,374,920	9,023,184
African Rainbow Minerals Ltd.	1,176,836	10,263,393
Anglo American Platinum Ltd.	513,487	16,478,984
AngloGold Ashanti Ltd.(b)	3,730,452	37,430,292
Aspen Pharmacare Holdings Ltd.	3,499,398	37,118,288
Astral Foods Ltd.	493,178	6,241,972
Attacq Ltd.	5,642,731	6,002,364
AVI Ltd.	3,247,226	23,340,919
Barloworld Ltd.	1,902,422	15,779,144
Bid Corp. Ltd.	3,064,795	56,617,895
Bidvest Group Ltd. (The)	2,941,161	43,546,046
Blue Label Telecoms Ltd.(a)	6,169,589	2,335,912
Brait SE(a)(b)	3,075,940	7,313,711
Capitec Bank Holdings Ltd.	372,692	29,565,398
Cashbuild Ltd.(b)	266,026	5,890,031
City Lodge Hotels Ltd.	599,877	5,710,539
Clicks Group Ltd.	2,405,656	32,579,691
Coronation Fund Managers Ltd.	1,893,214	6,097,607
Discovery Ltd.	3,207,485	35,599,527

Security	Shares	Value

South Africa (continued)
Emira Property Fund Ltd.	6,774,480	$7,255,100
Exxaro Resources Ltd.	2,326,279	21,673,631
Famous Brands Ltd.(a)(b)	873,614	6,615,305
FirstRand Ltd.	29,685,790	143,009,882
Fortress REIT Ltd., Series A	14,037,682	17,169,681
Foschini Group Ltd. (The)	2,027,347	25,555,574
Gold Fields Ltd.(b)	7,694,634	22,396,497
Grindrod Ltd.(a)	5,088,166	2,385,149
Growthpoint Properties Ltd.	27,769,653	47,303,287
Harmony Gold Mining Co. Ltd.	4,364,109	6,568,391
Hosken Consolidated Investments Ltd.	764,292	6,889,858
Hudaco Industries Ltd.	633,195	6,484,355
Hyprop Investments Ltd.(b)	2,542,799	16,357,535
Impala Platinum Holdings Ltd.(a)(b)	6,684,180	15,907,541
Imperial Holdings Ltd.	1,403,277	6,427,269
Investec Ltd.	2,422,748	14,617,297
JSE Ltd.	942,367	11,253,695
KAP Industrial Holdings Ltd.	13,133,977	7,766,960
Kumba Iron Ore Ltd.	615,022	10,980,690
Liberty Holdings Ltd.	1,181,778	9,119,282
Life Healthcare Group Holdings Ltd.	12,411,809	23,272,841
Massmart Holdings Ltd.	1,080,453	8,185,457
MMI Holdings Ltd./South Africa(a)	8,325,726	10,393,460
Mondi Ltd.	1,079,622	23,747,207
Motus Holdings Ltd.(a)	1,366,933	8,576,448
Mr. Price Group Ltd.	2,256,345	39,217,648
MTN Group Ltd.(b)	15,087,139	95,073,593
Murray & Roberts Holdings Ltd.	4,473,737	4,958,899
Nampak Ltd.(a)(b)	6,180,610	6,369,488
Naspers Ltd., Class N	3,962,012	789,473,661
Nedbank Group Ltd.	3,401,044	65,196,539
NEPI Rockcastle PLC(b)	3,494,946	27,725,164
Netcare Ltd.	9,851,246	18,187,462
Northam Platinum Ltd.(a)	3,694,588	10,748,377
Old Mutual Ltd.	44,435,320	74,121,623
Omnia Holdings Ltd.	717,438	4,229,735
Pick n Pay Stores Ltd.	3,434,750	18,206,373
Pioneer Foods Group Ltd.	1,240,054	7,601,521
PPC Ltd.(a)	15,578,612	5,976,974
PSG Group Ltd.	1,326,687	22,484,193
Rand Merchant Investment Holdings Ltd.	6,750,167	17,500,658
Redefine Properties Ltd.	49,431,643	34,187,286
Reinet Investments SCA	1,346,481	19,633,642
Remgro Ltd.	4,674,708	67,978,590
Resilient REIT Ltd.	2,725,062	11,832,758
Reunert Ltd.	1,950,457	10,318,978
RMB Holdings Ltd.	6,441,515	36,346,102
Royal Bafokeng Platinum Ltd.(a)	725,432	1,347,147
SA Corporate Real Estate Ltd.(b)	25,539,020	7,164,647
Sanlam Ltd.	15,477,199	85,755,933
Sappi Ltd.	4,988,967	27,247,055
Sasol Ltd.	4,960,678	145,347,463
Shoprite Holdings Ltd.	3,895,875	55,394,264
Sibanye Gold Ltd.(a)	10,120,821	6,204,055
SPAR Group Ltd. (The)	1,768,867	24,973,666
Standard Bank Group Ltd.	11,365,216	143,591,252
Super Group Ltd./South Africa(a)(b)	3,885,560	10,496,932
Telkom SA SOC Ltd.	2,494,917	10,203,678
Tiger Brands Ltd.	1,430,411	27,646,274
Tongaat Hulett Ltd.	1,182,211	5,827,395

10

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Trencor Ltd.	2,003,073	$4,189,245
Truworths International Ltd.	3,995,891	25,290,139
Tsogo Sun Holdings Ltd.	4,417,944	6,745,001
Vodacom Group Ltd.	5,157,499	46,679,248
Vukile Property Fund Ltd.	7,395,701	11,360,565
Wilson Bayly Holmes-Ovcon Ltd.	631,135	6,619,834
Woolworths Holdings Ltd./South Africa	9,090,517	36,712,806
Zeder Investments Ltd.	15,955,504	5,454,185

		3,029,199,102

South Korea — 13.7%
Advanced Process Systems Corp.(a)(b)	196,755	4,177,500
Ahnlab Inc.(b)	60,094	2,313,267
AK Holdings Inc.	67,415	3,199,499
Amorepacific Corp.	286,894	44,149,351
AMOREPACIFIC Group	273,834	15,854,255
Ananti Inc.(a)(b)	447,167	3,877,482
Aprogen pharmaceuticals Inc.(a)(b)	1,552,999	3,906,916
Asiana Airlines Inc.(a)	1,055,581	4,246,996
ATGen Co. Ltd.(a)(b)	389,107	4,807,647
BGF retail Co. Ltd.(b)	72,259	12,537,915
BH Co. Ltd.(a)(b)	264,388	3,596,875
Binggrae Co. Ltd.(b)	80,944	5,321,890
BNK Financial Group Inc.	2,233,086	15,279,691
Boditech Med Inc.	292,510	3,144,427
Bukwang Pharmaceutical Co. Ltd.	334,355	8,038,599
Caregen Co. Ltd.(b)	55,752	3,889,385
Cell Biotech Co. Ltd.	15,426	400,461
Celltrion Healthcare Co. Ltd.(a)(b)	461,791	32,421,564
Celltrion Inc.(a)(b)	737,388	157,548,888
Cheil Worldwide Inc.	666,708	13,947,368
Chong Kun Dang Pharmaceutical Corp.	70,812	6,475,070
CJ CGV Co. Ltd.	169,821	6,302,291
CJ CheilJedang Corp.	71,001	21,282,248
CJ Corp.	132,381	15,411,678
CJ ENM Co. Ltd.	101,147	21,024,355
CJ Freshway Corp.(b)	98,652	2,261,793
CJ Logistics Corp.(a)(b)	79,800	11,319,149
Com2uSCorp.(b)	90,987	11,444,906
Cosmax Inc.(b)	84,074	10,200,334
Coway Co. Ltd.	462,734	32,363,928
CrystalGenomics Inc.(a)(b)	364,278	6,011,993
Daeduck Electronics Co.(b)	584,357	4,863,777
Daeduck GDS Co. Ltd.	279,054	3,535,008
Daekyo Co. Ltd.	396,179	2,406,868
Daelim Industrial Co. Ltd.	263,642	22,296,500
Daesang Corp.	221,292	4,777,436
Daewoo Engineering & Construction Co. Ltd.(a)(b)	1,648,586	7,309,400
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	63,748	1,868,167
Daewoong Pharmaceutical Co. Ltd.(b)	52,224	8,828,626
Daishin Securities Co. Ltd.	400,429	4,358,119
Daou Technology Inc.(b)	314,898	5,646,505
DB HiTek Co. Ltd.	414,444	4,344,277
DB Insurance Co. Ltd.	443,595	26,791,009
Dentium Co. Ltd.(b)	83,002	5,175,824
DGB Financial Group Inc.	1,361,826	10,690,993
DIO Corp.(a)(b)	142,105	3,866,544
Dong-A Socio Holdings Co. Ltd.	50,549	4,599,668
Dong-A ST Co. Ltd.	63,633	5,847,004
DongKook Pharmaceutical Co. Ltd.	87,075	4,777,298

Security	Shares	Value

South Korea (continued)
Dongkuk Steel Mill Co. Ltd.(b)	738,305	$4,906,885
Dongsuh Cos. Inc.	349,194	5,560,563
Dongwon Industries Co. Ltd.	18,444	3,414,184
Doosan Bobcat Inc.	312,003	9,143,404
Doosan Heavy Industries & Construction Co. Ltd.(a)	748,223	7,609,387
Doosan Infracore Co. Ltd.(a)(b)	1,280,898	9,701,435
DoubleUGames Co. Ltd.(b)	104,562	5,680,740
Douzone Bizon Co. Ltd.	197,703	8,800,910
E1 Corp.(b)	40,772	2,189,638
Ecopro Co. Ltd.(a)(b)	224,958	6,271,410
E-MART Inc.(b)	188,720	32,829,653
Eo Technics Co Ltd.	113,824	4,848,652
Fila Korea Ltd.	454,965	20,618,424
Foosung Co. Ltd.(a)(b)	655,827	4,809,222
GemVax & Kael Co. Ltd.(a)(b)	373,645	4,133,278
Genexine Co. Ltd.(a)(b)	138,041	9,679,310
Grand Korea Leisure Co. Ltd.	314,590	7,156,470
Green Cross Cell Corp.	98,754	4,633,980
Green Cross Corp./South Korea(b)	58,483	7,408,525
Green Cross Holdings Corp.	309,306	6,677,555
GS Engineering & Construction Corp.	514,743	20,021,227
GS Holdings Corp.	456,976	20,994,928
GS Home Shopping Inc.	35,922	6,268,204
GS Retail Co. Ltd.(b)	261,150	8,852,937
G-treeBNT Co. Ltd.(a)(b)	231,493	4,718,868
Gwangju Shinsegae Co. Ltd.	2,499	387,908
Halla Holdings Corp.(b)	97,965	3,867,212
Hana Financial Group Inc.	2,497,011	83,757,182
Hana Tour Service Inc.(b)	110,869	6,814,643
Hanall Biopharma Co. Ltd.(a)(b)	316,054	8,853,290
Hancom Inc.	265,925	3,238,214
Handsome Co. Ltd.	176,162	6,011,148
Hanil Cement Co. Ltd./New(a)(b)	22,834	2,688,869
Hanil Holdings Co. Ltd.	25,300	1,383,550
Hanjin Kal Corp.(b)	459,605	13,079,441
Hanjin Transportation Co. Ltd.(b)	117,427	5,332,115
Hankook Shell Oil Co. Ltd.	13,712	4,263,020
Hankook Tire Co. Ltd.	649,443	24,796,967
Hankook Tire Worldwide Co. Ltd.(b)	325,424	4,906,254
Hanmi Pharm Co. Ltd.(b)	59,249	23,388,806
Hanmi Science Co. Ltd.(b)	130,848	8,673,006
Hanon Systems	1,736,510	16,265,984
Hansae Co. Ltd.(b)	179,093	2,971,702
Hansol Chemical Co. Ltd.	92,111	6,475,174
Hansol Technics Co. Ltd.(a)	123,920	734,046
Hanwha Aerospace Co. Ltd.(a)(b)	368,823	10,676,931
Hanwha Chemical Corp.	1,041,672	17,563,318
Hanwha Corp.	396,724	10,617,530
Hanwha General Insurance Co. Ltd.	887,288	4,590,990
Hanwha Investment & Securities Co. Ltd.(a)(b)	1,618,251	3,183,232
Hanwha Life Insurance Co. Ltd.	2,403,416	9,519,753
HDC Hyundai Development Co-Engineering & Construction, Class E(a)(b)	341,958	12,812,557
Hite Jinro Co. Ltd.	281,711	4,398,004
HLB Inc.(a)(b)	312,353	23,545,946
Homecast Co. Ltd.(a)	152,020	792,004
Hotel Shilla Co. Ltd.(b)	296,599	22,834,644
HS Industries Co. Ltd.(b)	510,493	2,982,942
Huchems Fine Chemical Corp.	233,588	5,459,660
Hugel Inc.(a)	26,718	7,841,761

11

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Humedix Co. Ltd.	68,194	$1,493,521
Huons Co. Ltd.(b)	92,633	6,016,042
Huons Global Co. Ltd.(b)	93,765	3,747,421
Hy-Lok Corp.(b)	170,193	2,550,731
Hyosung Advanced Materials Corp.(a)(b)	26,945	2,644,141
Hyosung Chemical Corp.(a)(b)	27,978	3,332,051
Hyosung Heavy Industries Corp.(a)(b)	78,954	3,197,744
Hyosung TNC Co. Ltd.(a)	24,369	4,054,435
Hyundai Construction Equipment Co. Ltd.(a)(b)	132,162	5,676,971
Hyundai Department Store Co. Ltd.	123,571	10,351,324
Hyundai Elevator Co. Ltd.(b)	148,932	12,449,198
Hyundai Engineering & Construction Co. Ltd.(b)	706,940	34,686,382
Hyundai Glovis Co. Ltd.	167,745	18,481,206
Hyundai Greenfood Co. Ltd.(b)	503,516	5,996,644
Hyundai Heavy Industries Co. Ltd.(a)	340,669	40,116,248
Hyundai Heavy Industries Holdings Co. Ltd.(a)	89,226	31,441,429
Hyundai Home Shopping Network Corp.	70,398	6,267,648
Hyundai Livart Furniture Co. Ltd.(b)	198,095	3,384,200
Hyundai Marine & Fire Insurance Co. Ltd.	567,450	20,274,207
Hyundai Merchant Marine Co. Ltd.(a)(b)	2,556,735	8,621,668
Hyundai Mipo Dockyard Co. Ltd.(a)(b)	113,622	11,048,484
Hyundai Mobis Co. Ltd.	603,085	97,111,238
Hyundai Motor Co.	1,234,251	117,815,118
Hyundai Motor Securities Co. Ltd.	137,532	1,069,877
Hyundai Rotem Co. Ltd.(a)(b)	286,685	6,930,874
Hyundai Steel Co.	705,283	27,117,799
Il Dong Pharmaceutical Co. Ltd.(b)	187,978	3,706,065
Iljin Materials Co. Ltd.(b)	219,722	7,556,343
Ilyang Pharmaceutical Co. Ltd.(a)	208,206	5,553,646
iMarketKorea Inc.	43,191	299,384
InBody Co. Ltd.(b)	133,271	2,728,551
Industrial Bank of Korea	2,170,122	28,652,309
Innocean Worldwide Inc.	105,787	6,360,715
Innox Advanced Materials Co. Ltd.(a)(b)	109,067	4,081,681
iNtRON Biotechnology Inc.(a)(b)	173,199	6,775,303
IS Dongseo Co. Ltd.	192,866	5,307,923
It’s Hanbul Co. Ltd.(b)	98,870	2,509,346
Jayjun Cosmetic Co. Ltd.(a)(b)	282,796	3,166,145
JB Financial Group Co. Ltd.	1,854,431	9,429,731
Jeil Pharmaceutical Co. Ltd.(b)	83,990	3,746,376
Jenax Inc.(a)(b)	182,144	2,973,581
Jusung Engineering Co. Ltd.(b)	553,247	3,509,154
JW Holdings Corp.(b)	474,791	3,104,704
JW Pharmaceutical Corp.	161,421	5,472,142
Kakao Corp.	472,184	47,389,000
Kangwon Land Inc.	1,022,541	29,418,750
KB Financial Group Inc.	3,511,295	147,850,595
KC Tech Co. Ltd./New	92,789	902,270
KCC Corp.	55,506	13,815,223
KEPCO Engineering & Construction Co. Inc.(b)	166,654	3,084,946
KEPCO Plant Service & Engineering Co. Ltd.	224,600	6,181,284
Kia Motors Corp.	2,239,813	60,943,215
KISWIRE Ltd.(b)	106,116	2,148,921
KIWOOM Securities Co. Ltd.(b)	123,440	9,360,275
Koh Young Technology Inc.(b)	132,706	9,553,838
Kolon Corp.(b)	88,801	2,824,172
Kolon Industries Inc.(b)	160,943	7,695,745
Kolon Life Science Inc.(a)(b)	96,825	6,970,674
Komipharm International Co. Ltd.(a)(b)	440,663	8,766,479
Korea Aerospace Industries Ltd.(a)(b)	691,122	19,544,643

Security	Shares	Value

South Korea (continued)
Korea Electric Power Corp.	2,278,556	$60,371,215
Korea Gas Corp.(a)	234,700	10,678,175
Korea Investment Holdings Co. Ltd.	386,161	23,322,271
Korea Kolmar Co. Ltd.(b)	153,736	9,394,635
Korea Line Corp.(a)	149,931	2,915,827
Korea Petrochemical Ind. Co Ltd.	33,010	4,711,718
Korea REIT Co. Ltd.	2,188,936	4,940,460
Korea Zinc Co. Ltd.	74,692	28,352,242
Korean Air Lines Co. Ltd.	414,260	11,789,013
Korean Reinsurance Co.	899,414	7,149,096
KT Corp.	51,660	1,405,620
KT Skylife Co. Ltd.	356,054	3,636,931
KT&G Corp.	1,039,228	96,417,960
Kukdo Chemical Co. Ltd.	36,056	1,481,225
Kumho Industrial Co. Ltd.(b)	340,359	3,582,886
Kumho Petrochemical Co. Ltd.	169,663	13,955,064
Kumho Tire Co. Inc.(a)(b)	999,000	4,625,371
Kwang Dong Pharmaceutical Co. Ltd.(b)	694,185	4,254,473
L&F Co. Ltd.(b)	155,238	5,013,262
LF Corp.	202,673	4,366,433
LG Chem Ltd.	412,943	127,277,583
LG Corp.	837,767	53,960,281
LG Display Co. Ltd.	2,107,089	32,989,350
LG Electronics Inc.	955,455	61,796,233
LG Hausys Ltd.(b)	86,524	4,067,813
LG Household & Health Care Ltd.	84,694	87,644,444
LG Innotek Co. Ltd.(b)	132,374	11,785,472
LG International Corp.	299,866	4,467,427
LG Uplus Corp.	1,125,305	17,768,766
LIG Nex1 Co. Ltd.(b)	131,652	4,339,660
Lock&Lock Co. Ltd.(b)	227,093	4,122,702
Lotte Chemical Corp.	151,337	36,789,627
Lotte Confectionery Co. Ltd.(b)	22,276	3,318,696
Lotte Corp.(a)(b)	296,497	14,627,132
LOTTE Fine Chemical Co. Ltd.	178,784	6,738,591
Lotte Food Co. Ltd.	6,287	3,797,046
LOTTE Himart Co. Ltd.	80,349	3,755,999
Lotte Shopping Co. Ltd.	98,223	18,883,141
LS Corp.	176,230	8,332,388
LS Industrial Systems Co. Ltd.	150,568	6,944,436
Maeil Dairies Co. Ltd.	63,958	4,439,032
Mando Corp.(b)	330,819	8,794,689
Medipost Co. Ltd.(a)(b)	85,522	6,294,273
Medy-Tox Inc.	41,286	20,750,731
Meritz Fire & Marine Insurance Co. Ltd.	541,565	10,242,364
Meritz Securities Co. Ltd.	3,516,203	13,817,632
Mirae Asset Daewoo Co. Ltd.	3,735,306	23,725,749
Modetour Network Inc.(b)	231,279	5,385,059
Muhak Co. Ltd.	244,566	2,661,765
Namhae Chemical Corp.(b)	285,393	2,940,621
Namyang Dairy Products Co. Ltd.	5,986	3,471,074
Naturalendo Tech Co. Ltd.(a)(b)	191,425	2,587,170
NAVER Corp.	1,244,250	140,414,492
NCSoft Corp.	157,132	71,770,894
Netmarble Corp.(b)(c)	237,527	27,652,682
Nexen Corp.	518,701	2,586,680
Nexen Tire Corp.	370,819	2,914,417
NH Investment & Securities Co. Ltd.	1,321,786	16,331,448
NHN Entertainment Corp.(a)	109,076	5,614,599
NHN KCP Corp.(a)	96,565	1,098,357

12

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
NICE Holdings Co. Ltd.	282,571	$4,461,846
NICE Information Service Co. Ltd.	503,652	5,189,509
Nong Shim Holdings Co. Ltd.(b)	40,488	2,633,102
NongShim Co. Ltd.(b)	28,485	6,378,282
NS Shopping Co. Ltd.	290,187	3,287,725
NUTRIBIOTECH Co. Ltd.(a)(b)	173,971	2,374,554
OCI Co. Ltd.	169,493	15,800,900
Orange Life Insurance Ltd.(c)	307,662	8,261,409
Orion Corp./Republic of Korea	197,840	19,678,987
Osstem Implant Co. Ltd.(a)(b)	127,331	6,020,378
Ottogi Corp.	12,299	8,130,210
Pan Ocean Co. Ltd.(a)	2,212,540	9,040,040
Paradise Co. Ltd.(b)	478,060	8,977,352
Partron Co. Ltd.(b)	480,071	3,524,675
Pearl Abyss Corp.(a)(b)	56,723	9,715,702
Poongsan Corp.	235,671	5,918,318
POSCO	684,813	151,203,192
POSCO Chemtech Co. Ltd.(b)	223,254	13,483,470
Posco Daewoo Corp.	434,876	7,487,494
Posco ICT Co. Ltd.(b)	462,763	2,278,828
S&T Motiv Co. Ltd.	131,884	3,129,590
S-1 Corp.	163,300	14,028,984
Samchully Co. Ltd.	31,605	2,715,163
Samjin Pharmaceutical Co. Ltd.	179,456	6,940,022
Samsung Biologics Co. Ltd.(a)(b)(c)	143,691	42,878,487
Samsung C&T Corp.	689,063	63,008,125
Samsung Card Co. Ltd.	222,864	6,421,792
Samsung Electro-Mechanics Co. Ltd.(b)	516,079	55,477,514
Samsung Electronics Co. Ltd.	43,217,121	1,613,485,449
Samsung Engineering Co. Ltd.(a)	1,546,548	26,834,701
Samsung Fire & Marine Insurance Co. Ltd.	270,287	65,706,060
Samsung Heavy Industries Co. Ltd.(a)	3,989,103	26,405,410
Samsung Life Insurance Co. Ltd.	618,267	47,709,617
Samsung SDI Co. Ltd.	506,295	93,269,029
Samsung SDS Co. Ltd.	311,594	54,482,737
Samsung Securities Co. Ltd.	544,796	15,139,297
Samyang Corp.(b)	52,671	2,767,583
Samyang Holdings Corp.	45,131	3,522,871
Sangsangin Co. Ltd.(a)(b)	347,272	5,886,229
Seah Besteel Corp.	159,428	2,375,171
Sebang Global Battery Co. Ltd.	135,828	4,640,896
Seegene Inc.(a)	266,034	4,295,656
Seobu T&D(a)(b)	498,996	4,407,030
Seoul Semiconductor Co. Ltd.(b)	425,492	8,236,921
SFA Engineering Corp.	205,403	6,999,772
Shinhan Financial Group Co. Ltd.	3,592,808	132,052,000
Shinsegae Food Co. Ltd.(b)	31,144	2,614,435
Shinsegae Inc.	69,822	18,125,877
Shinsegae International Inc.(b)	37,547	5,828,251
Silicon Works Co. Ltd.	137,233	4,468,535
SillaJen Inc.(a)(b)	555,566	35,040,382
Sindoh Co. Ltd.	85,258	3,666,029
SK Chemicals Co. Ltd.(a)(b)	104,256	7,226,630
SK Discovery Co. Ltd.	8	213
SK Gas Ltd.(b)	53,597	3,609,950
SK Holdings Co. Ltd.	283,971	71,312,580
SK Hynix Inc.	5,212,777	323,662,321
SK Innovation Co. Ltd.	572,591	100,373,907
SK Materials Co. Ltd.(b)	59,405	8,553,430
SK Networks Co. Ltd.	1,229,661	5,430,057

Security	Shares	Value

South Korea (continued)
SK Securities Co. Ltd.(a)	98,775	$61,065
SK Telecom Co. Ltd.	174,461	45,056,835
SKC Co. Ltd.	211,765	6,895,421
SKCKOLONPI Inc.(b)	167,432	5,011,235
SL Corp.	186,724	2,706,869
SM Entertainment Co. Ltd.(a)(b)	230,857	11,018,198
S-Oil Corp.	399,314	39,363,216
Songwon Industrial Co. Ltd.(b)	200,628	3,400,626
Soulbrain Co. Ltd.	99,009	4,628,281
SPC Samlip Co. Ltd.(b)	30,994	3,511,520
Ssangyong Motor Co.(a)(b)	803,595	2,824,537
Sungwoo Hitech Co. Ltd.(b)	777,936	2,435,930
Taekwang Industrial Co. Ltd.	4,117	4,994,977
Taewoong Co. Ltd.(a)	57,318	531,788
Taeyoung Engineering & Construction Co. Ltd.(b)	439,354	4,174,245
Telcon RF Pharmaceutical Inc.(a)(b)	724,079	5,781,263
Tera Resource Co. Ltd.(a)(d)	49,111	—
Tongyang Inc.(b)	2,120,474	3,688,768
Tongyang Life Insurance Co. Ltd.(b)	514,470	2,533,453
Toptec Co. Ltd.(a)(b)	248,211	1,669,576
Value Added Technology Co. Ltd.	109,162	2,186,259
Vieworks Co. Ltd.	87,701	2,800,924
ViroMed Co. Ltd.(a)(b)	129,433	22,781,686
Webzen Inc.(a)(b)	178,444	2,889,298
Wonik Holdings Co. Ltd.(a)(b)	709,824	2,548,768
WONIK IPS Co. Ltd.(b)	305,535	5,955,609
Woori Bank	3,847,674	53,718,808
YG Entertainment Inc.(b)	175,694	6,802,373
Youlchon Chemical Co. Ltd.(b)	305,013	3,428,488
Youngone Corp.	216,918	7,614,723
Youngone Holdings Co. Ltd.(b)	88,249	5,487,270
Yuanta Securities Korea Co. Ltd.(a)(b)	1,150,831	3,506,033
Yuhan Corp.	80,518	16,341,358
Yungjin Pharmaceutical Co. Ltd.(a)(b)	1,144,344	6,217,097

		6,856,043,631

Taiwan — 12.0%
AcBel Polytech Inc.(b)	6,882,000	4,200,497
Accton Technology Corp.(b)	4,479,000	14,177,962
Acer Inc.(b)	26,709,872	17,256,512
A-DATA Technology Co. Ltd.(b)	2,690,820	3,476,929
Advanced Ceramic X Corp.(b)	500,000	3,701,118
Advantech Co. Ltd.	3,014,165	22,849,781
Airtac International Group(b)	1,037,880	10,917,427
AmTRAN Technology Co. Ltd.(a)(b)	9,805,000	3,899,526
Ardentec Corp.	5,819,546	5,573,644
ASE Technology Holding Co. Ltd.(b)	32,537,222	65,916,356
Asia Cement Corp.(b)	20,162,050	22,059,351
Asia Optical Co. Inc.(b)	2,503,000	5,420,194
Asia Pacific Telecom Co. Ltd.(a)	25,209,000	6,228,284
Asustek Computer Inc.(b)	5,933,000	41,991,267
AU Optronics Corp.(b)	75,088,000	30,594,432
Bank of Kaohsiung Co. Ltd.(b)	23,352,303	7,103,910
BES Engineering Corp.(b)	22,127,000	5,646,420
Bizlink Holding Inc.(b)	1,216,926	7,743,697
Capital Securities Corp.	25,722,050	7,841,503
Casetek Holdings Ltd.(b)	2,446,485	3,431,266
Catcher Technology Co. Ltd.(b)	5,840,000	50,149,506
Cathay Financial Holding Co. Ltd.	71,512,078	112,718,906
Cathay Real Estate Development Co. Ltd.	7,851,900	5,111,134
Center Laboratories Inc.(b)	3,239,898	7,857,422

13

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Chailease Holding Co. Ltd.	10,531,803	$32,858,993
Chang Hwa Commercial Bank Ltd.	48,759,768	27,703,064
Cheng Loong Corp.(b)	10,699,000	7,554,932
Cheng Shin Rubber Industry Co. Ltd.(b)	16,697,650	23,039,466
Cheng Uei Precision Industry Co. Ltd.	4,248,000	3,351,343
Chicony Electronics Co. Ltd.	4,402,787	8,619,322
China Airlines Ltd.	24,442,000	8,728,861
China Bills Finance Corp.	15,709,000	6,528,098
China Development Financial Holding Corp.	131,866,000	42,811,551
China Life Insurance Co. Ltd./Taiwan	26,560,499	25,222,622
China Man-Made Fiber Corp.	19,981,535	6,389,887
China Metal Products(b)	3,849,146	3,880,200
China Motor Corp.(b)	5,551,000	4,154,036
China Petrochemical Development Corp.(a)(b)	23,984,900	9,305,377
China Steel Chemical Corp.(b)	1,769,000	7,466,195
China Steel Corp.(b)	107,973,529	84,131,120
Chin-Poon Industrial Co. Ltd.(b)	3,576,000	4,475,587
Chipbond Technology Corp.(b)	6,121,000	11,824,083
Chlitina Holding Ltd.	512,000	4,030,973
Chong Hong Construction Co. Ltd.	2,169,122	5,570,428
Chroma ATE Inc.	3,620,000	13,985,683
Chunghwa Precision Test Tech Co. Ltd.(b)	198,000	3,124,134
Chunghwa Telecom Co. Ltd.	31,964,000	111,038,359
Cleanaway Co. Ltd.(b)	845,000	4,622,583
Clevo Co.	4,673,175	4,627,432
CMC Magnetics Corp.(a)(b)	22,079,566	4,981,997
Compal Electronics Inc.	34,642,000	19,794,465
Compeq Manufacturing Co. Ltd.(b)	10,391,000	6,882,015
Concraft Holding Co. Ltd.(b)	350,300	1,762,788
Continental Holdings Corp.(b)	10,511,600	4,828,958
Coretronic Corp.	3,990,200	5,194,780
CSBC Corp. Taiwan(a)(b)	2,755,449	2,580,871
CTBC Financial Holding Co. Ltd.	154,595,599	102,640,456
CTCI Corp.(b)	5,827,000	8,607,649
Cub Elecparts Inc.(b)	523,079	4,160,653
Darwin Precisions Corp.(b)	5,123,000	2,968,867
Delta Electronics Inc.	18,988,000	80,140,253
Depo Auto Parts Ind. Co. Ltd.(b)	1,068,000	2,385,546
E Ink Holdings Inc.(b)	8,507,000	8,755,155
E.Sun Financial Holding Co. Ltd.	87,295,999	58,950,271
Eclat Textile Co. Ltd.	1,477,683	18,566,087
Elan Microelectronics Corp.	2,852,100	6,537,287
Elite Material Co. Ltd.(b)	2,674,000	6,328,737
Elite Semiconductor Memory Technology Inc.(b)	4,281,000	4,503,170
Ennoconn Corp.(b)	667,000	5,684,382
Epistar Corp.(b)	9,050,000	7,947,746
Eternal Materials Co. Ltd.(b)	9,379,915	7,308,669
Eva Airways Corp.	18,153,561	9,488,899
Evergreen Marine Corp. Taiwan Ltd.	21,274,544	8,046,635
Everlight Chemical Industrial Corp.(b)	9,126,781	4,785,400
Everlight Electronics Co. Ltd.(b)	3,978,000	4,010,094
Far Eastern Department Stores Ltd.	9,598,167	4,985,818
Far Eastern International Bank(b)	23,473,265	7,811,339
Far Eastern New Century Corp.	25,132,916	23,214,177
Far EasTone Telecommunications Co. Ltd.	13,413,000	31,571,271
Faraday Technology Corp.(b)	2,488,000	3,303,709
Farglory Land Development Co. Ltd.	2,568,782	3,002,326
Feng Hsin Steel Co. Ltd.	4,329,000	8,278,107
Feng TAY Enterprise Co. Ltd.	2,818,506	17,935,074
Firich Enterprises Co. Ltd.(b)	3,101,041	3,986,859

Security	Shares	Value

Taiwan (continued)
First Financial Holding Co. Ltd.(b)	83,504,512	$54,085,516
FLEXium Interconnect Inc.(b)	3,036,616	7,946,082
Formosa Chemicals & Fibre Corp.	30,027,210	103,822,796
Formosa Petrochemical Corp.(b)	10,962,000	39,681,931
Formosa Plastics Corp.	37,988,800	123,334,253
Formosa Taffeta Co. Ltd.	4,933,000	5,381,192
Foxconn Technology Co. Ltd.	8,251,424	16,662,779
Foxsemicon Integrated Technology Inc.(b)	958,000	4,245,475
Fubon Financial Holding Co. Ltd.	54,953,000	87,064,149
General Interface Solution Holding Ltd.	1,330,000	4,447,511
Genius Electronic Optical Co. Ltd.(b)	662,000	4,696,102
Getac Technology Corp.	4,519,000	5,516,433
Giant Manufacturing Co. Ltd.	2,618,000	12,154,408
Gigabyte Technology Co. Ltd.(b)	4,962,000	6,258,582
Ginko International Co. Ltd.(b)	537,000	3,870,396
Global Unichip Corp.(b)	826,000	5,349,967
Globalwafers Co. Ltd.(b)	2,072,000	24,620,619
Goldsun Building Materials Co. Ltd.(b)	17,429,000	4,651,279
Gourmet Master Co. Ltd.(b)	779,471	6,200,036
Grand Pacific Petrochemical	9,389,000	6,812,790
Grape King Bio Ltd.(b)	1,078,000	6,894,664
Great Wall Enterprise Co. Ltd.	6,439,895	6,763,651
Greatek Electronics Inc.	3,895,000	5,285,814
HannStar Display Corp.(b)	28,346,640	6,865,443
Highwealth Construction Corp.(b)	7,429,230	11,312,140
Hiwin Technologies Corp.(b)	2,099,890	16,396,070
Ho Tung Chemical Corp.	6,202,800	1,280,776
Holy Stone Enterprise Co. Ltd.	1,365,330	5,319,208
Hon Hai Precision Industry Co. Ltd.	117,304,928	273,825,116
Hota Industrial Manufacturing Co. Ltd.(b)	2,267,216	9,421,738
Hotai Motor Co. Ltd.(b)	2,473,000	19,028,327
HTC Corp.(a)	4,993,000	7,383,769
Hua Nan Financial Holdings Co. Ltd.(b)	68,138,155	38,823,584
Huaku Development Co. Ltd.	3,032,000	6,221,204
Hung Sheng Construction Ltd.(b)	9,163,000	7,675,126
IEI Integration Corp.	3,307,623	3,430,955
Innolux Corp.(b)	80,208,241	26,691,378
International CSRC Investment Holdings Co.(b)	8,130,757	10,836,082
International Games System Co. Ltd.	635,000	3,051,150
Inventec Corp.(b)	22,473,000	16,124,322
ITEQ Corp.(b)	2,865,000	4,520,527
Kenda Rubber Industrial Co. Ltd.	4,805,889	4,774,449
Kerry TJ Logistics Co. Ltd.(b)	3,647,000	4,126,356
Kindom Construction Corp.(b)	5,832,000	3,673,224
King Slide Works Co. Ltd.(b)	419,000	4,563,885
King Yuan Electronics Co. Ltd.(b)	10,840,000	7,390,549
King’s Town Bank Co. Ltd.	9,393,000	9,712,743
Kinpo Electronics(b)	19,112,000	6,031,156
Kinsus Interconnect Technology Corp.(b)	2,849,000	4,162,297
LandMark Optoelectronics Corp.(b)	694,900	5,820,632
Largan Precision Co. Ltd.(b)	873,000	95,515,153
LCY Chemical Corp.(b)	5,446,000	9,247,141
Lealea Enterprise Co. Ltd.(b)	14,535,173	4,718,982
Lien Hwa Industrial Corp.(b)	8,211,945	8,118,232
Lite-On Technology Corp.(b)	19,036,238	25,277,410
Long Chen Paper Co. Ltd.(b)	4,199,000	2,331,149
Lotes Co. Ltd.(b)	668,000	4,261,546
Macronix International	17,644,554	11,743,368
Makalot Industrial Co. Ltd.(b)	1,815,208	10,607,842
MediaTek Inc.	13,547,572	104,460,768

14

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Mega Financial Holding Co. Ltd.(b)	93,112,958	$77,388,820
Merida Industry Co. Ltd.	1,940,850	8,254,512
Merry Electronics Co. Ltd.(b)	1,850,070	7,748,292
Microbio Co. Ltd.(a)	1,498,139	683,371
Micro-Star International Co. Ltd.(b)	6,189,000	14,567,554
Mitac Holdings Corp.(b)	8,819,632	8,089,041
Motech Industries Inc.(a)	100,892	28,530
Nan Kang Rubber Tire Co. Ltd.(b)	6,036,000	5,202,857
Nan Ya Plastics Corp.(b)	43,156,440	104,102,836
Nan Ya Printed Circuit Board Corp.	2,705,000	2,674,131
Nanya Technology Corp.(b)	9,712,000	19,233,868
Nien Made Enterprise Co. Ltd.	1,436,000	10,513,059
Novatek Microelectronics Corp.	4,813,000	20,313,621
OBI Pharma Inc.(a)	1,015,000	4,811,129
Oriental Union Chemical Corp.	6,167,000	5,145,590
Pan-International Industrial Corp.(b)	5,237,366	3,409,223
Parade Technologies Ltd.	661,000	9,817,947
PChome Online Inc.(a)(b)	870,070	4,166,528
Pegatron Corp.(b)	16,763,000	28,463,059
PharmaEngine Inc.(b)	1,146,793	4,095,490
PharmaEssentia Corp.(a)	1,505,000	8,868,318
Pharmally International Holding Co. Ltd.	449,704	2,336,011
Phison Electronics Corp.	1,366,000	11,131,471
Pixart Imaging Inc.(b)	1,412,000	4,354,983
Pou Chen Corp.	17,353,000	18,873,285
Powertech Technology Inc.	5,998,000	14,079,035
Poya International Co. Ltd.	463,447	4,498,828
President Chain Store Corp.	5,164,000	53,314,027
President Securities Corp.(b)	13,765,135	5,630,917
Primax Electronics Ltd.(b)	4,119,000	6,151,454
Prince Housing & Development Corp.	12,871,995	4,408,861
Qisda Corp.(b)	17,919,000	11,053,390
Quanta Computer Inc.(b)	22,969,000	37,248,236
Radiant Opto-Electronics Corp.(b)	4,155,000	11,371,735
Radium Life Tech Co. Ltd.(a)	12,556,196	6,400,087
Realtek Semiconductor Corp.	4,298,110	19,745,226
Ritek Corp.(a)	13,678,583	5,528,898
Ruentex Development Co. Ltd.	5,523,391	8,777,819
Ruentex Industries Ltd.	3,459,943	10,222,061
Sanyang Motor Co. Ltd.(b)	7,201,000	4,792,640
ScinoPharm Taiwan Ltd.(b)	2,690,027	2,353,659
Sercomm Corp.(b)	2,427,000	4,932,558
Shin Kong Financial Holding Co. Ltd.(b)	98,621,188	33,459,131
Shin Zu Shing Co. Ltd.	1,354,000	3,740,902
Shining Building Business Co. Ltd.(a)(b)	10,408,945	3,599,022
Shinkong Synthetic Fibers Corp.(b)	17,059,000	6,092,203
Sigurd Microelectronics Corp.	6,301,000	6,085,897
Silergy Corp.(b)	650,000	10,287,648
Simplo Technology Co. Ltd.	1,391,400	8,447,374
Sinbon Electronics Co. Ltd.	2,485,809	6,472,473
Sino-American Silicon Products Inc.	5,155,000	14,142,087
SinoPac Financial Holdings Co. Ltd.(b)	89,507,660	30,948,382
Sinyi Realty Inc.(b)	4,082,704	3,790,898
Sitronix Technology Corp.	1,247,000	4,493,840
Soft-World International Corp.(b)	1,298,000	3,034,138
St. Shine Optical Co. Ltd.(b)	384,000	6,969,011
Standard Foods Corp.	5,333,096	8,458,086
Sunny Friend Environmental Technology Co. Ltd.(b)	672,000	4,723,406
Synnex Technology International Corp.	11,929,250	14,039,424
TA Chen Stainless Pipe(b)	9,736,596	13,497,805

Security	Shares	Value

Taiwan (continued)
Taichung Commercial Bank Co. Ltd.(b)	26,772,900	$8,865,918
Taigen Biopharmaceuticals Holdings Ltd.(a)(b)	4,340,000	2,360,112
TaiMed Biologics Inc.(a)(b)	1,815,000	9,487,038
Tainan Spinning Co. Ltd.(b)	11,207,894	4,584,824
Taishin Financial Holding Co. Ltd.	85,996,424	37,831,000
Taiwan Business Bank	38,444,706	13,167,919
Taiwan Cement Corp.	39,448,800	44,185,627
Taiwan Cogeneration Corp.(b)	6,015,000	4,969,945
Taiwan Cooperative Financial Holding Co. Ltd.	72,505,964	42,136,154
Taiwan Fertilizer Co. Ltd.(b)	5,152,000	7,393,094
Taiwan Glass Industry Corp.(b)	12,136,053	5,457,018
Taiwan High Speed Rail Corp.	16,033,000	16,084,272
Taiwan Hon Chuan Enterprise Co. Ltd.	3,620,674	5,377,850
Taiwan Mobile Co. Ltd.	13,234,000	46,832,330
Taiwan Paiho Ltd.(b)	1,736,000	3,161,846
Taiwan Secom Co. Ltd.	2,654,185	7,608,868
Taiwan Semiconductor Co. Ltd.	3,100,000	5,716,605
Taiwan Semiconductor Manufacturing Co. Ltd.	220,465,000	1,614,040,144
Taiwan Shin Kong Security Co. Ltd.(b)	5,559,770	6,001,732
Taiwan TEA Corp.(b)	10,627,000	5,951,520
Tatung Co. Ltd.(a)(b)	17,726,000	23,307,404
TCI Co. Ltd.(b)	781,557	12,686,996
Teco Electric and Machinery Co. Ltd.	18,256,000	10,164,778
Test Research Inc.(b)	2,299,400	3,534,782
Test Rite International Co. Ltd.(b)	8,630,000	6,206,013
Ton Yi Industrial Corp.(b)	9,473,000	3,921,262
Tong Hsing Electronic Industries Ltd.(b)	1,421,000	5,236,222
Tong Yang Industry Co. Ltd.(b)	3,521,400	4,527,294
Topco Scientific Co. Ltd.	2,209,639	5,079,053
TPK Holding Co. Ltd.(b)	3,633,000	6,239,492
Transcend Information Inc.(b)	1,867,000	4,133,870
Tripod Technology Corp.	4,169,000	11,274,701
TSRC Corp.(b)	6,277,900	5,584,613
TTY Biopharm Co. Ltd.	2,159,124	5,649,900
Tung Ho Steel Enterprise Corp.(b)	8,809,000	5,977,245
TXC Corp.(b)	3,875,000	4,371,743
U-Ming Marine Transport Corp.	5,465,000	5,677,646
Unimicron Technology Corp.(b)	13,681,000	9,394,125
Uni-President Enterprises Corp.	42,767,369	100,248,496
United Integrated Services Co. Ltd.	3,137,000	6,507,940
United Microelectronics Corp.(b)	105,851,000	39,692,192
United Renewable Energy Co. Ltd.(a)(b)	29,336,895	8,372,037
UPC Technology Corp.(b)	13,517,826	5,332,259
USI Corp.(b)	12,130,300	4,607,714
Vanguard International Semiconductor Corp.(b)	8,045,000	16,925,020
Visual Photonics Epitaxy Co. Ltd.(b)	2,004,000	3,962,262
Voltronic Power Technology Corp.(b)	444,974	7,454,396
Wafer Works Corp.(b)	5,214,404	7,313,353
Wah Lee Industrial Corp.	2,601,000	4,255,975
Walsin Lihwa Corp.	27,355,000	16,385,558
Walsin Technology Corp.(b)	2,851,597	17,358,714
Waterland Financial Holdings Co. Ltd.	28,614,645	9,336,467
Win Semiconductors Corp.(b)	3,334,427	13,694,301
Winbond Electronics Corp.(b)	29,670,480	14,449,205
Wistron Corp.(b)	25,814,004	16,384,390
Wistron NeWeb Corp.	2,662,654	6,656,311
WPG Holdings Ltd.	12,679,200	15,436,586
WT Microelectronics Co. Ltd.(b)	5,299,734	6,891,039
XinTec Inc.(a)(b)	1,431,000	1,765,434
XPEC Entertainment Inc.(a)(d)	31,000	—

15

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Yageo Corp.(b)	2,253,454	$27,069,395
Yang Ming Marine Transport Corp.(a)	12,965,677	3,805,325
YFY Inc.(b)	14,589,000	5,494,291
Yieh Phui Enterprise Co. Ltd.(b)	15,419,477	4,880,928
Yuanta Financial Holding Co. Ltd.	91,442,912	46,609,864
Yulon Finance Corp.(b)	1,997,000	5,932,357
Yulon Motor Co. Ltd.(b)	8,895,000	5,198,123
YungShin Global Holding Corp.	3,752,650	4,623,576
Yungtay Engineering Co. Ltd.(b)	3,942,000	7,499,674
Zhen Ding Technology Holding Ltd.	4,118,950	10,470,717

		6,019,191,643

Thailand — 2.6%
Advanced Info Service PCL, NVDR	9,209,300	49,984,342
Airports of Thailand PCL, NVDR	38,489,800	74,609,647
Amata Corp. PCL, NVDR(b)	7,601,000	5,408,237
AP Thailand PCL, NVDR(b)	22,788,290	4,711,832
Bangchak Corp. PCL, NVDR(b)	4,908,700	5,037,434
Bangkok Airways PCL, NVDR(b)	8,378,100	3,107,953
Bangkok Bank PCL, Foreign	2,100,900	13,542,860
Bangkok Chain Hospital PCL, NVDR	15,418,650	8,579,591
Bangkok Dusit Medical Services PCL, NVDR	35,684,100	29,024,696
Bangkok Expressway & Metro PCL, NVDR(b)	81,491,185	21,929,213
Bangkok Land PCL, NVDR(b)	136,053,000	7,074,135
Banpu PCL, NVDR	20,565,000	10,567,799
Beauty Community PCL, NVDR(b)	21,509,000	5,820,756
Berli Jucker PCL, NVDR(b)	12,121,600	19,442,475
BTS Group Holdings PCL, NVDR	63,196,700	18,159,143
Bumrungrad Hospital PCL, NVDR	3,299,200	19,060,373
Central Pattana PCL, NVDR	12,783,300	29,443,861
Charoen Pokphand Foods PCL, NVDR(b)	29,613,900	22,511,517
Chularat Hospital PCL, NVDR(b)	71,313,600	4,466,926
CP ALL PCL, NVDR	45,505,100	94,434,757
Delta Electronics Thailand PCL, NVDR	4,979,800	10,561,491
Dynasty Ceramic PCL, NVDR(b)	44,372,920	3,022,283
Eastern Polymer Group PCL, NVDR(b)	13,181,100	3,066,071
Electricity Generating PCL, NVDR	1,413,900	10,318,084
Energy Absolute PCL, NVDR(b)	12,698,200	18,533,291
Esso Thailand PCL, NVDR	12,975,100	4,852,717
Glow Energy PCL, NVDR	4,757,000	12,584,082
Gulf Energy Development PCL, NVDR	2,008,800	4,626,883
Gunkul Engineering PCL, NVDR(b)	41,284,735	4,042,169
Hana Microelectronics PCL, NVDR(b)	6,124,300	6,284,914
Home Product Center PCL, NVDR	43,746,075	20,218,634
Indorama Ventures PCL, NVDR	16,718,300	27,450,800
Inter Far East Energy Corp., NVDR(a)(b)(d)	7,049,000	2
IRPC PCL, NVDR	96,822,000	17,958,623
Italian-Thai Development PCL, NVDR(a)(b)	32,803,200	2,613,284
Jasmine International PCL, NVDR(b)	43,716,300	6,845,730
Kasikornbank PCL, Foreign	10,174,900	59,866,002
Kasikornbank PCL, NVDR	4,780,800	28,128,766
KCE Electronics PCL, NVDR(b)	5,321,000	4,489,783
Khon Kaen Sugar Industry PCL, NVDR(b)	20,900,186	2,084,458
Kiatnakin Bank PCL, NVDR(b)	4,119,400	9,049,841
Krung Thai Bank PCL, NVDR	30,127,200	18,504,582
LPN Development PCL, NVDR(b)	10,039,500	2,442,144
Major Cineplex Group PCL, NVDR(b)	5,281,100	3,516,719
Minor International PCL, NVDR	20,762,960	22,885,817
Muangthai Capital PCL, NVDR(b)	8,283,800	12,405,235
PTG Energy PCL, NVDR(b)	10,881,800	3,077,179
PTT Exploration & Production PCL, NVDR	13,090,001	52,539,115

Security	Shares	Value

Thailand (continued)
PTT Global Chemical PCL, NVDR	20,215,000	$48,251,691
PTT PCL, NVDR	94,275,800	141,180,788
Quality Houses PCL, NVDR(b)	56,445,417	5,080,302
Robinson PCL, NVDR	5,556,400	11,362,004
Siam Cement PCL (The), NVDR	3,276,200	44,031,331
Siam Commercial Bank PCL (The), NVDR	15,892,700	67,170,971
Siam Global House PCL, NVDR(b)	19,707,165	11,924,670
Singha Estate PCL, NVDR(a)(b)	35,162,900	3,485,551
Sino-Thai Engineering & Construction PCL, NVDR(a)(b)	8,754,028	6,414,962
Sri Trang Agro-Industry PCL, NVDR(b)	10,552,760	5,262,342
Srisawad Corp PCL, NVDR(b)	6,505,481	9,890,507
Supalai PCL, NVDR(b)	8,399,800	5,184,825
Thai Airways International PCL, NVDR(a)(b)	7,220,400	3,161,498
Thai Oil PCL, NVDR	9,610,000	22,207,830
Thai Union Group PCL, NVDR	19,039,800	10,189,296
Thai Vegetable Oil PCL, NVDR(b)	5,872,400	4,910,407
Thanachart Capital PCL, NVDR	6,462,000	10,462,987
Thoresen Thai Agencies PCL, NVDR(b)	15,961,623	2,960,575
Tisco Financial Group PCL, NVDR(b)	3,321,450	8,079,544
TMB Bank PCL, NVDR	121,488,000	8,570,191
True Corp. PCL, NVDR(b)	104,895,711	18,658,758
TTW PCL, NVDR(b)	18,576,500	6,891,168
Unique Engineering & Construction PCL, NVDR(b)	9,547,400	3,251,414
VGI Global Media PCL, NVDR(b)	36,354,900	8,788,186
Vibhavadi Medical Center PCL, NVDR	62,902,000	4,131,306
WHA Corp. PCL, NVDR(b)	92,907,400	11,752,027

		1,302,141,377

Turkey — 0.7%
AG Anadolu Grubu Holding AS(b)	876,048	2,232,947
Akbank T.A.S.(b)	20,600,788	30,061,253
Aksa Akrilik Kimya Sanayii AS	1,302,187	2,061,431
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,156,930	8,686,314
Aselsan Elektronik Sanayi Ve Ticaret AS	3,411,008	17,349,560
BIM Birlesik Magazalar AS	2,036,037	32,774,558
Cimsa Cimento Sanayi VE Ticaret AS	14,567	20,202
Coca-Cola Icecek AS	954,661	5,314,028
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	24,167,999	7,458,477
Eregli Demir ve Celik Fabrikalari TAS	13,259,897	19,172,396
Ford Otomotiv Sanayi AS	709,510	7,305,479
Haci Omer Sabanci Holding AS	10,124,779	15,873,762
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(b)	9,254,822	4,460,495
KOC Holding AS	6,879,005	20,154,704
Koza Altin Isletmeleri AS(a)	583,547	5,841,751
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	2,491,038	3,687,193
Petkim Petrokimya Holding AS	8,278,413	8,358,290
Soda Sanayii AS	5,291,453	7,207,347
TAV Havalimanlari Holding AS	1,830,851	8,175,326
Tekfen Holding AS	2,295,416	8,763,016
Trakya Cam Sanayii AS	7,524,638	4,472,339
Tupras Turkiye Petrol Rafinerileri AS	1,132,041	26,935,129
Turk Hava Yollari AO(a)	5,254,707	17,017,349
Turkcell Iletisim Hizmetleri AS	10,311,705	24,927,950
Turkiye Garanti Bankasi AS	21,308,784	33,570,565
Turkiye Is Bankasi AS, Class C	16,199,324	13,146,222
Turkiye Sise ve Cam Fabrikalari AS	7,277,666	6,973,561
Ulker Biskuvi Sanayi AS(a)	1,895,421	5,632,805

16

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Zorlu Enerji Elektrik Uretim AS(a)(b)	17,650,894	$4,539,363

		352,173,812

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	20,504,564	43,820,924
Air Arabia PJSC	26,195,006	7,274,112
Aldar Properties PJSC	33,896,710	14,765,184
Amanat Holdings PJSC	9,205,062	2,756,644
Amlak Finance PJSC(a)	6,921,859	768,855
DAMAC Properties Dubai Co. PJSC	15,162,201	7,719,074
Deyaar Development PJSC(a)	29,143,749	3,173,706
DP World Ltd.	1,637,718	26,793,067
Dubai Investments PJSC	14,687,615	5,398,168
Dubai Islamic Bank PJSC	18,621,429	26,564,744
Emaar Development PJSC	717,709	967,197
Emaar Malls PJSC	17,827,338	8,736,155
Emaar Properties PJSC	34,366,084	42,102,113
Emirates Telecommunications Group Co. PJSC	16,691,125	75,522,780
Eshraq Properties Co. PJSC(a)	19,749,663	2,930,337
First Abu Dhabi Bank PJSC	14,152,216	52,399,204

		321,692,264

Total Common Stocks — 96.0% (Cost: $46,814,896,557)		48,179,729,306

Preferred Stocks

Brazil — 2.7%
Alpargatas SA, Preference Shares, NVS	1,595,500	6,711,740
Banco ABC Brasil SA, Preference Shares, NVS	1,128,897	4,798,424
Banco Bradesco SA, Preference Shares, NVS	29,709,202	294,883,842
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	1,771,900	9,982,600
Bradespar SA, Preference Shares, NVS	2,324,700	19,066,524
Braskem SA, Class A, Preference Shares, NVS	1,591,100	22,247,806
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,074,100	15,159,108
Cia. Brasileira de Distribuicao, Preference Shares, NVS	1,424,600	30,666,328
Cia. de Saneamento do Parana, Preference Shares, NVS	2,147,009	5,790,297
Cia. Energetica de Minas Gerais, Preference Shares, NVS	8,251,894	27,067,609
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	1,791,600	8,997,764
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	93,400	1,134,356
Cia. Paranaense de Energia, Preference Shares, NVS	1,030,800	8,645,866
Gerdau SA, Preference Shares, NVS	9,518,374	38,026,332
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	1,159,000	6,460,824
Itau Unibanco Holding SA, Preference Shares, NVS	43,010,682	399,825,737
Itausa-Investimentos Itau SA, Preference Shares, NVS	40,453,877	128,832,673
Lojas Americanas SA, Preference Shares, NVS	6,787,010	34,523,580
Marcopolo SA, Preference Shares, NVS	5,494,786	5,870,861
Metalurgica Gerdau SA, Preference Shares, NVS	7,028,636	13,278,005
Petroleo Brasileiro SA, Preference Shares, NVS	35,245,908	231,588,938
Telefonica Brasil SA, Preference Shares, NVS	3,947,740	46,876,101

		1,360,435,315

Security	Shares	Value

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	2,667,205	$9,404,666
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	1,080,095	47,788,263

		57,192,929

Colombia — 0.1%
Avianca Holdings SA, Preference Shares, NVS	4,174,928	2,675,537
Bancolombia SA, Preference Shares, NVS	4,309,064	42,879,768
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	37,474,961	11,979,136
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	738,402	6,973,877

		64,508,318

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	64,981,377	36,638,617
Transneft PJSC, Preference Shares	2,163	5,666,557

		42,305,174

South Korea — 0.6%
Amorepacific Corp., Preference Shares, NVS	87,231	7,011,475
Hyundai Motor Co.
Preference Shares, NVS	184,557	10,833,535
Series 2, Preference Shares, NVS	304,207	18,942,547
LG Chem Ltd., Preference Shares, NVS	68,070	11,871,792
LG Household & Health Care Ltd., Preference Shares, NVS	19,310	11,541,728
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,725,736	232,609,474

		292,810,551

Total Preferred Stocks — 3.6% (Cost: $1,572,064,825)		1,817,252,287

Rights

China — 0.0%
Fosun International Ltd. (Expires 12/05/18)(a)	58,170	—
Xinyi Solar Holdings Ltd. (Expires 12/12/18)(a)	2,915,480	4

		4

South Korea — 0.0%
SK Securities Co. Ltd., NVS (Expires 12/04/18)(a)	1,003,997	115,541

Total Rights — 0.0% (Cost: $0)		115,545

Warrants

Thailand — 0.0%
BTS Group Holdings PCL, NVDR (Expires 11/29/19)(a)	6,377,055	2

Total Warrants — 0.0% (Cost: $0)		2

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(f)(g)(h)	2,752,493,337	2,752,768,586

17

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(f)(g)	104,790,392	$104,790,392

		2,857,558,978

Total Short-Term Investments — 5.7% (Cost: $2,857,391,602)		2,857,558,978

Total Investments in Securities — 105.3% (Cost: $51,244,352,984)		52,854,656,118

Other Assets, Less Liabilities — (5.3)%		(2,666,135,882)

Net Assets — 100.0%		$50,188,520,236

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,670,933,233	81,560,104	2,752,493,337	$2,752,768,586	$15,091,614	(a)	$(50,282)	$(464,959)
BlackRock Cash Funds: Treasury, SL Agency Shares	110,463,488	(5,673,096)	104,790,392	104,790,392	433,984		—	—

				$2,857,558,978	$15,525,598		$(50,282)	$(464,959)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini	2,905	12/21/18	$145,192	$3,258,154

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

18

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core MSCI Emerging Markets ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$47,575,756,712	$593,744,069	$10,228,525	$48,179,729,306
Preferred Stocks	1,817,252,287	—	—	1,817,252,287
Rights	—	115,545	—	115,545
Warrants	—	2	—	2
Money Market Funds	2,857,558,978	—	—	2,857,558,978

	$52,250,567,977	$593,859,616	$10,228,525	$52,854,656,118

Derivative financial instruments(a)
Assets
Futures Contracts	$3,258,154	$—	$—	$3,258,154

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

19

Schedule of Investments (unaudited) November 30, 2018	iShares® Currency Hedged MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI Emerging Markets ETF(a)(b)	6,990,640	$287,175,491

Total Investment Companies — 99.8% (Cost: $295,906,761)		287,175,491

Short-Term Investments

Money Market Funds — 19.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(a)(c)(d)	54,831,217	54,836,700

Total Short-Term Investments — 19.0% (Cost: $54,836,700)		54,836,700

Total Investments in Securities — 118.8% (Cost: $350,743,461)		342,012,191

Other Assets, Less Liabilities — (18.8)%		(54,210,064)

Net Assets — 100.0%		$287,802,127

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	155,991,380	—	(101,160,163	)(a)	54,831,217	$54,836,700	$31,746	(b)	$(12,698)	$(2,548)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,866,429	—	(7,866,429	)(a)	—	—	7,943		—	—
iShares MSCI Emerging Markets ETF	7,975,290	822,119	(1,806,769)		6,990,640	287,175,491	—		2,353,082	(20,428,398)

						$342,012,191	$39,689		$2,340,384	$(20,430,946)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,052,000	USD	529,207	MS	12/05/18	$ 1,401
CLP	751,730,000	USD	1,091,821	MS	12/05/18	27,446
CNY	3,307,000	USD	474,564	MS	12/05/18	1,250
EUR	550,000	USD	621,617	MS	12/05/18	1,086
HKD	167,071,000	USD	21,338,310	MS	12/05/18	16,086
INR	2,270,994,000	USD	32,230,899	MS	12/05/18	348,507
KRW	19,124,718,000	USD	16,858,160	MS	12/05/18	205,989
MXN	27,225,000	USD	1,327,965	MS	12/05/18	9,409
RUB	94,271,000	USD	1,390,959	MS	12/05/18	15,838
TRY	3,303,000	USD	598,334	MS	12/05/18	34,385
TWD	1,656,424,000	USD	53,734,887	MS	12/05/18	31,647
USD	26,181,242	BRL	97,592,000	MS	12/05/18	945,832
USD	820	CLP	550,000	MS	12/05/18	1

20

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,933	CNY	249,000	MS	12/05/18	$ 106
USD	7,104,195	EUR	6,242,000	MS	12/05/18	37,091
USD	10,590,046	MXN	212,548,000	MS	12/05/18	149,051
USD	11,369,647	RUB	750,228,000	MS	12/05/18	174,067
USD	805,267	TWD	24,755,000	MS	12/05/18	1,734
ZAR	74,191,000	USD	5,099,798	MS	12/05/18	252,941
CLP	1,411,000	USD	2,098	MS	01/04/19	3
HKD	10,579,000	USD	1,353,300	MS	01/04/19	16
TRY	26,000	USD	4,890	MS	01/04/19	6
USD	21,438,444	BRL	82,799,000	MS	01/04/19	59,926
USD	4,449,083	CLP	2,971,949,000	MS	01/04/19	23,543
USD	2,005,405	CNY	13,932,320	MS	01/04/19	2,887
USD	5,803,179	EUR	5,088,000	MS	01/04/19	24,278
USD	60,049,184	HKD	469,345,000	MS	01/04/19	8,377
USD	225,528	INR	15,775,000	MS	01/04/19	10
USD	428,207	KRW	477,908,000	MS	01/04/19	1,202
USD	8,018,084	MXN	162,852,000	MS	01/04/19	54,135
USD	1,970,465	TRY	10,357,000	MS	01/04/19	19,967
USD	46,738,445	TWD	1,437,624,000	MS	01/04/19	24,424
USD	17,268,622	ZAR	236,454,000	MS	01/04/19	269,931
USD	9,417,636	RUB	628,002,000	MS	01/10/19	100,560

						2,843,132

BRL	95,540,000	USD	24,825,806	MS	12/05/18	(121,003)
CLP	2,998,230,000	USD	4,488,282	MS	12/05/18	(24,153)
CNY	14,995,320	USD	2,160,187	MS	12/05/18	(2,649)
EUR	5,692,000	USD	6,472,550	MS	12/05/18	(28,148)
HKD	473,789,000	USD	60,571,013	MS	12/05/18	(13,059)
KRW	52,990,086,000	USD	47,295,685	MS	12/05/18	(14,951)
MXN	187,658,000	USD	9,283,806	MS	12/05/18	(65,483)
RUB	655,957,000	USD	9,887,191	MS	12/05/18	(98,408)
TRY	10,265,000	USD	1,987,821	MS	12/05/18	(21,468)
TWD	238,701,000	USD	7,749,726	MS	12/05/18	(1,634)
USD	5,416,338	CLP	3,749,410,000	MS	12/05/18	(166,239)
USD	2,585,817	CNY	18,053,320	MS	12/05/18	(11,708)
USD	81,767,816	HKD	640,860,000	MS	12/05/18	(144,535)
USD	30,758,275	INR	2,270,994,000	MS	12/05/18	(1,821,131)
USD	63,359,245	KRW	72,114,804,000	MS	12/05/18	(985,638)
USD	114,130	MXN	2,335,000	MS	12/05/18	(572)
USD	2,405,115	TRY	13,568,000	MS	12/05/18	(193,958)
USD	60,534,459	TWD	1,870,370,000	MS	12/05/18	(176,634)
USD	21,223,041	ZAR	312,820,000	MS	12/05/18	(1,346,326)
ZAR	238,629,000	USD	17,488,046	MS	12/05/18	(271,418)
BRL	864,000	USD	223,666	MS	01/04/19	(583)
CLP	18,726,000	USD	27,903	MS	01/04/19	(18)
CNY	376,000	USD	54,067	MS	01/04/19	(24)
INR	15,334,000	USD	219,286	MS	01/04/19	(72)
KRW	630,936,000	USD	564,565	MS	01/04/19	(832)
MXN	9,429,000	USD	461,322	MS	01/04/19	(216)
TWD	22,120,000	USD	719,303	MS	01/04/19	(538)

21

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	465,392	BRL	1,806,000	MS	01/04/19	$(913)
USD	53,709	CNY	374,000	MS	01/04/19	(47)
USD	7,043,326	HKD	55,074,000	MS	01/04/19	(1,998)
USD	26,304,388	INR	1,842,241,000	MS	01/04/19	(32,153)
USD	49,854,732	KRW	55,812,525,000	MS	01/04/19	(13,054)
USD	91,810	TRY	491,000	MS	01/04/19	(659)
USD	1,425,635	ZAR	19,842,000	MS	01/04/19	(807)
ZAR	4,297,000	USD	309,471	MS	01/04/19	(559)
RUB	6,039,000	USD	89,829	MS	01/10/19	(234)

						(5,561,822)

	Net unrealized depreciation					$(2,718,690)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$287,175,491	$—	$—	$287,175,491
Money Market Funds	54,836,700	—	—	54,836,700

	$342,012,191	$—	$—	$342,012,191

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,843,132	$—	$2,843,132
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,561,822)	—	(5,561,822)

	$—	$(2,718,690)	$—	$(2,718,690)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
RUB	New Russian Ruble
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

22

Consolidated Schedule of Investments (unaudited) November 30, 2018	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.6%
Ambev SA	5,127,400	$22,389,700
BB Seguridade Participacoes SA	2,232,900	16,319,740
Equatorial Energia SA	1,654,000	31,007,164
Fibria Celulose SA	413,500	7,813,686
Hypera SA	1,736,700	14,387,341
IRB Brasil Resseguros S/A	82,700	1,597,526
Magazine Luiza SA	165,400	7,027,408
Raia Drogasil SA	744,300	11,934,386
Rumo SA(a)	1,405,900	6,327,784
Sul America SA, NVS	413,500	2,870,639

		121,675,374

Chile — 3.2%
Aguas Andinas SA, Class A	47,314,324	27,244,063
Banco de Chile	461,511,485	66,631,186
Banco de Credito e Inversiones SA	114,126	7,440,283
Cia. Cervecerias Unidas SA	199,343	2,602,287
Colbun SA	20,509,600	4,278,897
Enel Americas SA	21,675,670	3,754,627
SACI Falabella	5,135,533	38,090,390

		150,041,733

China — 25.7%
3SBio Inc.(b)	1,654,000	2,434,793
51job Inc., ADR(a)(c)	52,928	3,603,338
AAC Technologies Holdings Inc.	1,240,500	8,789,666
Agricultural Bank of China Ltd., Class H	77,738,000	35,165,003
Alibaba Group Holding Ltd., ADR(a)(c)	343,205	55,207,956
ANTA Sports Products Ltd.	2,481,000	11,270,428
Autohome Inc., ADR	52,928	4,358,092
Baidu Inc., ADR(a)	155,476	29,273,021
Bank of Beijing Co. Ltd., Class A	6,119,760	5,217,217
Bank of China Ltd., Class H	102,540,000	44,811,909
Bank of Communications Co. Ltd., Class A	11,247,240	9,459,139
Bank of Communications Co. Ltd., Class H	5,893,000	4,480,510
Bank of Jiangsu Co. Ltd., Class A	3,390,693	3,109,990
Bank of Nanjing Co. Ltd., Class A	1,232,587	1,236,866
Bank of Ningbo Co. Ltd., Class A	1,271,019	3,089,907
Bank of Shanghai Co. Ltd., Class A	3,142,529	5,181,941
Beijing Capital International Airport Co. Ltd., Class H	6,832,000	7,595,234
BOC Aviation Ltd.(b)(c)	639,900	4,930,642
BOE Technology Group Co. Ltd., Class A	5,292,800	2,115,339
CAR Inc.(a)(c)	13,232,000	11,632,899
China CITIC Bank Corp. Ltd., Class H	19,848,000	12,579,763
China Construction Bank Corp., Class H	4,962,000	4,229,184
China Ding Yi Feng Holdings Ltd.(a)	2,956,000	8,612,184
China Everbright Bank Co. Ltd., Class H	18,235,000	8,085,545
China First Capital Group Ltd.(a)	8,270,000	4,015,717
China Gas Holdings Ltd.	2,150,200	7,377,295
China Huishan Dairy Holdings Co. Ltd.(a)(d)	22,241,266	341,047
China Life Insurance Co. Ltd., Class H	1,708,000	3,666,665
China Medical System Holdings Ltd.	5,789,000	6,309,960
China Mengniu Dairy Co. Ltd.	3,308,000	10,229,512
China Merchants Port Holdings Co. Ltd.	1,132,000	2,056,933
China Minsheng Banking Corp. Ltd., Class A	3,225,346	2,828,498
China Mobile Ltd.	7,029,500	69,749,312
China Pacific Insurance Group Co. Ltd., Class A	662,132	2,988,035
China Petroleum & Chemical Corp., Class H	49,656,000	42,195,623
China Railway Signal & Communication Corp. Ltd., Class H(b)	26,464,000	18,700,562

Security	Shares	Value

China (continued)
China Reinsurance Group Corp., Class H	103,278,000	$21,511,438
China Resources Beer Holdings Co. Ltd.	8,540,000	28,918,634
China Resources Gas Group Ltd.(c)	2,496,000	10,062,780
China Resources Pharmaceutical Group Ltd.(b)	9,924,000	14,583,395
China Resources Power Holdings Co. Ltd.	3,398,000	6,434,956
China Shenhua Energy Co. Ltd., Class A	1,240,500	3,345,641
China Telecom Corp. Ltd., Class H	77,738,000	41,820,526
China Unicom Hong Kong Ltd.	3,308,000	3,833,953
China Yangtze Power Co. Ltd., Class A	4,217,799	8,701,369
Chong Sing Holdings FinTech Group(a)	47,960,000	1,391,166
CITIC Ltd.	1,654,000	2,654,601
CNOOC Ltd.	1,708,000	2,902,776
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	8,270,000	4,470,127
COSCO SHIPPING Ports Ltd.	15,372,000	15,596,419
CSPC Pharmaceutical Group Ltd.	9,924,000	20,087,041
Dali Foods Group Co. Ltd.(b)(c)	3,308,000	2,439,020
Daqin Railway Co. Ltd., Class A	4,383,169	4,858,390
Dongfeng Motor Group Co. Ltd., Class H	3,308,000	3,191,439
ENN Energy Holdings Ltd.	661,600	5,939,035
Focus Media Information Technology Co. Ltd., Class A	2,563,775	2,119,325
Fullshare Holdings Ltd.(c)	21,990,000	8,317,465
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,024,800	3,162,498
Guangdong Investment Ltd.	35,868,000	69,208,293
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,241,078	4,847,731
Hengan International Group Co. Ltd.(c)	2,562,000	20,936,000
Huadian Power International Corp. Ltd., Class H	6,616,000	2,832,137
Huaneng Power International Inc., Class H	31,426,000	19,596,701
Huaxia Bank Co. Ltd., Class A	2,067,500	2,315,436
Hutchison China MediTech Ltd., ADR, NVS(a)	337,416	11,630,730
Industrial & Commercial Bank of China Ltd., Class H	36,388,000	25,852,766
Industrial Bank Co. Ltd., Class A	5,954,375	13,645,024
Inner Mongolia Yitai Coal Co. Ltd., Class B	8,015,402	9,770,775
Jiangsu Expressway Co. Ltd., Class H	22,204,000	29,848,395
Jiangsu Hengrui Medicine Co. Ltd., Class A	496,788	4,674,450
Jiayuan International Group Ltd.	1,654,000	2,963,177
Kangmei Pharmaceutical Co. Ltd., Class A	1,323,202	2,003,108
Kweichow Moutai Co. Ltd., Class A	20,190	1,639,965
Lee & Man Paper Manufacturing Ltd.	4,962,000	4,495,490
Lenovo Group Ltd.	31,426,000	22,688,803
NetEase Inc., ADR	81,873	18,590,902
New Oriental Education & Technology Group Inc., ADR(a)	179,459	10,257,876
PetroChina Co. Ltd., Class H	44,658,000	31,328,936
Ping An Insurance Group Co. of China Ltd., Class H	827,000	7,999,732
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	13,232,000	12,427,588
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	17,513,841	23,626,171
Shanghai Pharmaceuticals Holding Co. Ltd., Class H.	3,556,100	8,770,115
Shanghai Pudong Development Bank Co. Ltd., Class A.	8,435,385	12,988,057
Shenzhen International Holdings Ltd.	2,067,500	4,147,813
Shenzhou International Group Holdings Ltd.	2,481,000	30,117,880
Sihuan Pharmaceutical Holdings Group Ltd.	17,367,000	3,861,429
SINA Corp./China(a)	32,253	2,089,027
Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,540,000	7,503,051
Sinopharm Group Co. Ltd., Class H	2,315,600	11,406,751
Sun Art Retail Group Ltd.	5,375,500	6,003,497
TAL Education Group, Class A, ADR(a)	207,577	5,826,686

23

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tencent Holdings Ltd.	661,600	$26,376,922
TravelSky Technology Ltd., Class H	2,481,000	6,673,488
Want Want China Holdings Ltd.	4,270,000	3,148,312
Weibo Corp., ADR(a)(c)	38,042	2,422,515
Yum China Holdings Inc.	856,772	30,698,141
Yunnan Baiyao Group Co. Ltd., Class A	330,708	3,542,018
Zhaojin Mining Industry Co. Ltd., Class H(c)	19,848,000	18,895,007
ZTE Corp., Class H(a)	1,794,800	3,527,333

		1,214,449,947

Colombia — 0.5%
Grupo Argos SA/Colombia	404,403	2,020,863
Interconexion Electrica SA ESP	5,272,125	21,069,970

		23,090,833

Czech Republic — 0.5%
CEZ AS	146,379	3,491,628
Komercni Banka AS	323,357	12,718,933
Moneta Money Bank AS(b)	2,474,384	8,524,247

		24,734,808

Egypt — 0.3%
Commercial International Bank Egypt SAE	3,987,794	16,612,468

Greece — 0.6%
Hellenic Telecommunications Organization SA	366,361	4,330,640
JUMBO SA	195,172	2,970,019
Motor Oil Hellas Corinth Refineries SA	308,471	7,072,644
OPAP SA	441,618	4,150,183
Titan Cement Co. SA	526,058	11,793,460

		30,316,946

Hungary — 1.0%
MOL Hungarian Oil & Gas PLC	1,470,383	16,260,651
OTP Bank Nyrt	181,940	7,274,870
Richter Gedeon Nyrt	1,149,530	22,600,280

		46,135,801

India — 9.1%
Asian Paints Ltd.	1,663,097	32,117,733
Bajaj Finance Ltd.	252,235	9,184,257
Bajaj Finserv Ltd.	116,607	10,029,172
Bharti Infratel Ltd.	870,004	3,205,015
Britannia Industries Ltd.	421,039	19,148,983
Cadila Healthcare Ltd.	488,757	2,561,775
Cipla Ltd./India	345,686	2,682,607
Coal India Ltd.	698,815	2,455,553
Dabur India Ltd.	5,755,920	33,786,453
Eicher Motors Ltd.	5,789	1,944,089
HCL Technologies Ltd.	2,725,792	39,696,949
Hindustan Unilever Ltd.	1,214,863	30,574,212
Housing Development Finance Corp. Ltd.	382,074	10,903,870
Infosys Ltd.	5,244,834	50,228,344
InterGlobe Aviation Ltd.(b)	157,957	2,353,094
ITC Ltd.	677,313	2,777,474
Lupin Ltd.	240,657	3,061,950
Marico Ltd.	3,537,906	18,109,591
Maruti Suzuki India Ltd.	28,118	3,091,023
Nestle India Ltd.	38,869	6,003,572
Petronet LNG Ltd.	2,829,167	8,695,137
Pidilite Industries Ltd.	191,037	3,188,656
Power Grid Corp. of India Ltd.	2,450,401	6,333,880
Reliance Industries Ltd.	713,701	11,956,117
Sun Pharmaceutical Industries Ltd.	793,920	5,611,378

Security	Shares	Value

India (continued)
Tata Consultancy Services Ltd.	1,284,331	$36,270,672
Tech Mahindra Ltd.	1,880,598	19,048,829
Titan Co. Ltd.	662,427	8,811,767
Wipro Ltd.	10,475,609	48,796,994

		432,629,146

Indonesia — 4.4%
Bank Central Asia Tbk PT	40,771,100	74,258,847
Bank Mandiri Persero Tbk PT	13,810,900	7,145,650
Bank Rakyat Indonesia Persero Tbk PT	31,426,000	7,954,002
Gudang Garam Tbk PT	2,049,600	11,750,897
Hanjaya Mandala Sampoerna Tbk PT	79,309,300	20,406,098
Indofood CBP Sukses Makmur Tbk PT	12,570,400	8,657,119
Indofood Sukses Makmur Tbk PT	18,359,400	8,472,088
Jasa Marga Persero Tbk PT	8,848,995	2,555,242
Telekomunikasi Indonesia Persero Tbk PT	124,711,600	32,088,005
Unilever Indonesia Tbk PT	12,156,900	35,911,835

		209,199,783

Malaysia — 7.2%
DiGi.Com Bhd(c)	4,217,700	4,273,640
Fraser & Neave Holdings Bhd(c)	1,323,200	10,536,271
HAP Seng Consolidated Bhd	6,946,800	16,352,248
Hong Leong Bank Bhd	8,600,800	41,888,948
IHH Healthcare Bhd	37,793,900	48,501,193
IOI Corp. Bhd	1,819,400	1,847,879
Kuala Lumpur Kepong Bhd	2,398,300	14,041,905
Malayan Banking Bhd	24,644,600	55,302,376
Maxis Bhd(c)	9,014,300	11,697,371
Nestle Malaysia Bhd	73,700	2,631,325
Petronas Chemicals Group Bhd	7,939,200	17,455,046
Petronas Dagangan Bhd	1,323,200	8,158,337
PPB Group Bhd	3,142,600	13,217,770
Public Bank Bhd	11,743,480	69,936,079
Tenaga Nasional Bhd	5,706,300	19,418,739
Westports Holdings Bhd	3,886,900	3,501,879

		338,761,006

Mexico — 1.2%
Arca Continental SAB de CV	2,481,000	12,822,194
Coca-Cola Femsa SAB de CV, Series L, NVS	744,300	4,484,293
Gruma SAB de CV, Series B	789,785	8,652,572
Infraestructura Energetica Nova SAB de CV(c)	1,878,800	7,152,936
Wal-Mart de Mexico SAB de CV	9,758,600	24,144,990

		57,256,985

Pakistan — 0.1%
Lucky Cement Ltd.	103,100	372,381
MCB Bank Ltd.	3,540,117	5,335,416

		5,707,797

Peru — 1.3%
Credicorp Ltd.	270,429	59,302,375

Philippines — 3.2%
Aboitiz Equity Ventures Inc.	12,148,630	12,097,644
Aboitiz Power Corp.	27,291,000	16,503,714
Bank of the Philippine Islands	14,646,178	26,263,654
BDO Unibank Inc.	12,810,233	31,817,862
International Container Terminal Services Inc.	2,894,500	5,162,834
Jollibee Foods Corp.	4,928,920	26,177,248
Manila Electric Co.	1,612,650	11,819,537
Metropolitan Bank & Trust Co.	4,829,682	6,873,221
Security Bank Corp.	1,703,620	5,232,408

24

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
SM Investments Corp.	115,780	$2,006,603
Universal Robina Corp.	2,786,990	6,805,317

		150,760,042

Poland — 0.3%
Bank Polska Kasa Opieki SA	323,357	9,366,979
CD Projekt SA(a)	77,738	2,916,406
Cyfrowy Polsat SA(a)	637,617	3,778,197

		16,061,582

Qatar — 3.2%
Barwa Real Estate Co.	1,718,506	17,988,223
Commercial Bank PQSC (The)	920,451	10,637,992
Masraf Al Rayan QSC	2,552,122	28,021,025
Qatar Electricity & Water Co. QSC	532,588	26,254,903
Qatar Islamic Bank SAQ	884,063	36,777,951
Qatar National Bank QPSC	573,938	31,358,438

		151,038,532

Russia — 0.2%
Rosneft Oil Co. PJSC	371,300	2,346,395
Rosneft Oil Co. PJSC, GDR, NVS(e)	1,210,728	7,627,587

		9,973,982

South Africa — 1.1%
AngloGold Ashanti Ltd.	320,049	3,211,280
Bidvest Group Ltd. (The)	367,188	5,436,488
Fortress REIT Ltd., Series A	13,306,430	16,275,277
Gold Fields Ltd.	780,688	2,272,321
Reinet Investments SCA	282,007	4,112,070
Sappi Ltd.	358,091	1,955,700
SPAR Group Ltd. (The)	205,096	2,895,638
Tiger Brands Ltd.	107,510	2,077,900
Vodacom Group Ltd.	1,416,651	12,821,758

		51,058,432

South Korea — 9.2%
Celltrion Inc.(a)	31,159	6,657,371
Cheil Worldwide Inc.	222,463	4,653,872
CJ CheilJedang Corp.	14,886	4,462,015
CJ Logistics Corp.(a)(c)	57,063	8,094,043
Coway Co. Ltd.	87,662	6,131,139
DB Insurance Co. Ltd.	428,386	25,872,458
E-MART Inc.	33,341	5,799,987
GS Retail Co. Ltd.(c)	77,738	2,635,304
Hanmi Science Co. Ltd.	33,907	2,247,460
Hanwha Life Insurance Co. Ltd.	774,899	3,069,318
Hyundai Glovis Co. Ltd.	41,350	4,555,712
Hyundai Marine & Fire Insurance Co. Ltd.	324,998	11,611,731
Hyundai Mobis Co. Ltd.	14,886	2,397,005
Kangwon Land Inc.	874,139	25,149,188
Kia Motors Corp.	285,315	7,763,154
Korea Electric Power Corp.	267,948	7,099,385
Korea Gas Corp.(a)	54,582	2,483,324
KT Corp.	262,836	7,151,521
KT&G Corp.	473,871	43,965,015
Lotte Chemical Corp.	12,405	3,015,623
Lotte Corp.(a)	50,447	2,488,710
Medy-Tox Inc.	4,962	2,493,948
NAVER Corp.	215,847	24,358,487
NCSoft Corp.	57,810	26,405,031
S-1 Corp.	260,505	22,379,795
Samsung Biologics Co. Ltd.(a)(b)(c)	36,388	10,858,456
Samsung Electronics Co. Ltd.	965,109	36,031,769

Security	Shares	Value

South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	113,299	$27,542,689
Samsung Life Insurance Co. Ltd.	316,733	24,441,237
SK Hynix Inc.	500,335	31,065,896
SK Telecom Co. Ltd.	161,265	41,648,796

		434,529,439

Taiwan — 14.9%
Advantech Co. Ltd.	3,535,333	26,800,651
Asustek Computer Inc.	2,481,000	17,559,469
AU Optronics Corp.	21,502,000	8,760,940
Cathay Financial Holding Co. Ltd.	4,135,000	6,517,678
Chicony Electronics Co. Ltd.	9,476,455	18,552,026
China Development Financial Holding Corp.	19,021,000	6,175,349
Chunghwa Telecom Co. Ltd.	20,675,000	71,821,989
Compal Electronics Inc.	7,443,000	4,252,936
E.Sun Financial Holding Co. Ltd.	32,253,833	21,780,749
Eva Airways Corp.	8,279,861	4,327,898
Far EasTone Telecommunications Co. Ltd.	28,945,000	68,130,205
First Financial Holding Co. Ltd.	105,266,710	68,180,798
Formosa Petrochemical Corp.	4,135,000	14,968,508
Formosa Plastics Corp.	3,389,840	11,005,438
Hon Hai Precision Industry Co. Ltd.	5,789,500	13,514,441
Hua Nan Financial Holdings Co. Ltd.	65,333,160	37,225,361
Innolux Corp.	8,270,000	2,752,058
Lite-On Technology Corp.	2,481,752	3,295,413
Mega Financial Holding Co. Ltd.	14,059,000	11,684,834
Powertech Technology Inc.	2,481,000	5,823,622
President Chain Store Corp.	3,192,000	32,954,759
Quanta Computer Inc.	3,416,000	5,539,639
Standard Foods Corp.	2,035,476	3,228,187
Synnex Technology International Corp.	15,713,000	18,492,484
Taiwan Business Bank	38,869,855	13,313,539
Taiwan Cooperative Financial Holding Co. Ltd.	123,443,953	71,738,284
Taiwan High Speed Rail Corp.	9,097,000	9,126,091
Taiwan Mobile Co. Ltd.	19,164,000	67,817,347
Taiwan Semiconductor Manufacturing Co. Ltd.	6,616,000	48,436,212
United Microelectronics Corp.	6,616,000	2,480,879
WPG Holdings Ltd.	6,585,440	8,017,597

		704,275,381

Thailand — 7.3%
Advanced Info Service PCL, NVDR	2,150,200	11,670,413
Airports of Thailand PCL, NVDR	22,246,300	43,122,816
Bangkok Dusit Medical Services PCL, NVDR	46,312,000	37,669,206
Bangkok Expressway & Metro PCL, NVDR	85,842,600	23,100,175
BTS Group Holdings PCL, NVDR	106,600,300	30,630,873
Bumrungrad Hospital PCL, NVDR	3,969,600	22,933,455
Central Pattana PCL, NVDR	1,984,800	4,571,603
CP ALL PCL, NVDR	18,607,500	38,615,336
Delta Electronics Thailand PCL, NVDR	6,367,900	13,505,466
Electricity Generating PCL, NVDR	2,398,300	17,501,847
Glow Energy PCL, NVDR	9,262,400	24,502,586
Home Product Center PCL, NVDR	30,847,100	14,256,965
IRPC PCL, NVDR	35,228,400	6,534,192
Kasikornbank PCL, NVDR	1,596,700	9,394,495
Krung Thai Bank PCL, NVDR	35,643,700	21,892,900
Minor International PCL, NVDR	3,969,600	4,375,462
PTT Global Chemical PCL, NVDR	1,819,400	4,342,772
Robinson PCL, NVDR	2,398,300	4,904,163
Siam Cement PCL (The), NVDR	578,900	7,780,275

25

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Thai Union Group PCL, NVDR	10,006,700	$5,355,163

		346,660,163

United Arab Emirates — 2.1%
DP World Ltd.	715,172	11,700,214
Dubai Islamic Bank PJSC	4,892,532	6,979,532
Emaar Development PJSC	1,563,774	2,107,369
Emirates Telecommunications Group Co. PJSC	6,532,182	29,556,338
First Abu Dhabi Bank PJSC	13,633,922	50,480,198

		100,823,651

Total Common Stocks — 99.2% (Cost: $4,289,950,595)		4,695,096,206

Preferred Stocks
Brazil — 0.1%
Telefonica Brasil SA, Preference Shares, NVS	413,500	4,909,966

Colombia — 0.1%
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	516,444	4,877,583

Russia — 0.1%
Transneft PJSC, Preference Shares	695	1,820,738

Total Preferred Stocks — 0.3% (Cost: $12,504,696)		11,608,287

Warrants
Thailand — 0.0%
BTS Group Holdings PCL, NVDR (Expires 12/29/19)(a)	10,792,211	3

Total Warrants — 0.0%
(Cost: $0)		3

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(f)(g)(h)	71,727,485	$71,734,658

Total Short-Term Investments — 1.5% (Cost: $71,730,230)		71,734,658

Total Investments in Securities — 101.0% (Cost: $4,374,185,521)		4,778,439,154
Other Assets, Less Liabilities — (1.0)%		(46,852,413)

Net Assets — 100.0%		$4,731,586,741

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	74,656,625	(2,929,140)	71,727,485	$71,734,658	$505,244	(a)	$(8,609)	$(10,343)
BlackRock Cash Funds: Treasury, SL Agency Shares	14,250,979	(14,250,979)	—	—	34,996		—	—

				$71,734,658	$540,240		$(8,609)	$(10,343)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	257	12/21/18	$12,845	$126,291

26

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge MSCI Min Vol Emerging Markets ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,532,858,171	$161,896,988	$341,047	$4,695,096,206
Preferred Stocks	11,608,287	—	—	11,608,287
Warrants	—	3	—	3
Money Market Funds	71,734,658	—	—	71,734,658

	$4,616,201,116	$161,896,991	$341,047	$4,778,439,154

Derivative financial instruments(a)
Assets
Futures Contracts	$126,291	$—	$—	$126,291

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

27

Schedule of Investments (unaudited) November 30, 2018	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.0%
Woolworths Group Ltd.	74,052	$1,563,892

Austria — 0.0%
Erste Group Bank AG	41,976	1,656,328

Belgium — 0.5%
Colruyt SA	94,248	6,022,843
Proximus SADP	221,364	6,125,628
UCB SA	53,064	4,460,468

		16,608,939

Brazil — 0.0%
BB Seguridade Participacoes SA	237,000	1,732,177

Canada — 2.7%
Agnico Eagle Mines Ltd.	201,960	7,100,738
Barrick Gold Corp.	588,060	7,490,675
BCE Inc.	225,324	9,654,805
Fairfax Financial Holdings Ltd.	12,672	5,989,239
First Capital Realty Inc.	64,944	964,558
Franco-Nevada Corp.	271,656	18,803,967
Goldcorp Inc.	178,596	1,655,483
Intact Financial Corp.	205,128	16,416,722
RioCan REIT	106,128	1,974,679
Rogers Communications Inc., Class B, NVS	86,328	4,603,164
Shaw Communications Inc., Class B, NVS	175,824	3,308,523
TELUS Corp.	290,664	10,429,438
Thomson Reuters Corp.	115,542	5,835,779

		94,227,770

Chile — 0.3%
Banco de Chile	37,511,100	5,415,703
SACI Falabella	852,192	6,320,732

		11,736,435

China — 2.1%
Agricultural Bank of China Ltd., Class H	5,148,000	2,328,712
China Huishan Dairy Holdings Co. Ltd.(a)(b)	2,093,055	32,095
China Mobile Ltd.	2,178,000	21,610,925
China Railway Signal & Communication Corp. Ltd., Class H(c)	2,376,000	1,678,980
China Reinsurance Group Corp., Class H	9,853,000	2,052,249
China Resources Beer Holdings Co. Ltd.	8,000	27,090
China Resources Pharmaceutical Group Ltd.(c)	2,220,000	3,262,307
China Telecom Corp. Ltd., Class H	19,800,000	10,651,759
China Unicom Hong Kong Ltd.	2,376,000	2,753,771
Chong Sing Holdings FinTech Group(b)	10,204,000	295,985
COSCO SHIPPING Ports Ltd.	1,584,000	1,607,125
Fullshare Holdings Ltd.(d)	4,900,000	1,853,369
Guangdong Investment Ltd.	3,169,147	6,114,956
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,383,352	1,686,306
Jiangsu Expressway Co. Ltd., Class H	1,780,000	2,392,819
Lenovo Group Ltd.	4,020,000	2,902,342
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,663,231	2,243,699
Shenzhen International Holdings Ltd.	1,386,000	2,780,590
Sinopharm Group Co. Ltd., Class H	316,800	1,560,571
Yum China Holdings Inc.	68,508	2,454,642

		70,290,292

Czech Republic — 0.1%
Komercni Banka AS	53,460	2,102,797

Security	Shares	Value

Denmark — 0.5%
Chr Hansen Holding A/S	19,800	$1,787,930
Coloplast A/S, Class B	58,445	5,573,706
Pandora A/S	91,080	4,920,591
Tryg A/S	141,419	3,518,633

		15,800,860

Finland — 0.2%
Elisa OYJ	85,536	3,430,362
Sampo OYJ, Class A	77,220	3,447,458

		6,877,820

France — 0.6%
Dassault Systemes SE, NVS	15,444	1,853,566
EssilorLuxottica SA, NVS	29,411	3,734,618
Getlink SE, NVS	153,252	1,991,138
Hermes International, NVS	26,928	14,564,707

		22,144,029

Germany — 0.1%
TUI AG	233,765	3,331,575
Uniper SE	16,455	422,369

		3,753,944

Hong Kong — 3.4%
CK Infrastructure Holdings Ltd.	990,000	7,527,074
CLP Holdings Ltd.	1,400,754	15,438,141
Hang Seng Bank Ltd.	1,108,800	25,588,510
HK Electric Investments & HK Electric Investments Ltd.(d)	3,960,000	3,795,163
HKT Trust & HKT Ltd.	5,940,000	8,592,250
Hong Kong & China Gas Co. Ltd.	4,445,937	8,964,877
Jardine Matheson Holdings Ltd.	158,400	10,459,152
Jardine Strategic Holdings Ltd.	79,200	3,049,200
Link REIT	1,188,000	11,309,587
MTR Corp. Ltd.	2,178,000	11,299,467
PCCW Ltd.	6,732,000	3,948,488
Power Assets Holdings Ltd.	792,000	5,363,831
Yue Yuen Industrial Holdings Ltd.	594,000	1,726,799

		117,062,539

Hungary — 0.1%
OTP Bank Nyrt	74,052	2,960,969

India — 2.1%
Asian Paints Ltd.	224,136	4,328,515
Bajaj Finserv Ltd.	44,352	3,814,641
Britannia Industries Ltd.	89,482	4,069,669
Coal India Ltd.	1,007,028	3,538,577
Dabur India Ltd.	636,768	3,737,740
Eicher Motors Ltd.	13,860	4,654,530
HCL Technologies Ltd.	356,004	5,184,648
Hero MotoCorp Ltd.	51,480	2,256,714
Hindustan Unilever Ltd.	124,740	3,139,306
Infosys Ltd.	859,716	8,233,266
InterGlobe Aviation Ltd.(c)	133,848	1,993,941
Maruti Suzuki India Ltd.	74,448	8,184,099
Petronet LNG Ltd.	870,804	2,676,321
Pidilite Industries Ltd.	178,596	2,980,999
Sun Pharmaceutical Industries Ltd.	256,212	1,810,891
Tata Consultancy Services Ltd.	190,080	5,368,032
Wipro Ltd.	134,640	627,174
Wipro Ltd., ADR, NVS(d)	787,673	4,111,653

		70,710,716

28

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia — 0.8%
Bank Central Asia Tbk PT	8,593,200	$15,651,310
Indofood CBP Sukses Makmur Tbk PT	2,376,000	1,636,329
Kalbe Farma Tbk PT	19,206,000	2,047,834
Telekomunikasi Indonesia Persero Tbk PT	18,928,800	4,870,336
Unilever Indonesia Tbk PT	831,600	2,456,571

		26,662,380

Ireland — 0.4%
AIB Group PLC	441,540	1,937,743
Kerry Group PLC, Class A	98,208	10,146,638
Ryanair Holdings PLC, ADR, NVS(b)	28,512	2,347,393

		14,431,774

Israel — 0.5%
Azrieli Group Ltd.	50,292	2,518,005
Bank Hapoalim BM	347,292	2,374,917
Bank Leumi Le-Israel BM	395,604	2,590,716
Check Point Software Technologies Ltd.(b)	30,492	3,409,311
Mizrahi Tefahot Bank Ltd.	206,316	3,737,418
Nice Ltd.(b)	16,236	1,863,529

		16,493,896

Italy — 0.4%
Intesa Sanpaolo SpA	1,443,024	3,346,154
Snam SpA	2,137,212	9,367,273

		12,713,427

Japan — 12.5%
ABC-Mart Inc.	44,500	2,500,308
Ajinomoto Co. Inc.	198,000	3,422,061
ANA Holdings Inc.	158,400	5,651,065
Asahi Group Holdings Ltd.	39,600	1,657,934
Astellas Pharma Inc.	1,069,200	16,426,415
Benesse Holdings Inc.	118,800	3,525,812
Canon Inc.	594,000	16,844,386
Daiichi Sankyo Co. Ltd.	158,400	5,812,882
Daito Trust Construction Co. Ltd.	39,600	5,171,889
Daiwa House REIT Investment Corp.	2,772	6,281,247
FamilyMart UNY Holdings Co. Ltd.	54,400	7,718,045
FUJIFILM Holdings Corp.	89,000	3,534,919
Hamamatsu Photonics KK	118,800	4,132,629
Hankyu Hanshin Holdings Inc.	39,600	1,342,668
Japan Airlines Co. Ltd.	158,400	5,711,049
Japan Post Bank Co. Ltd.	633,600	7,398,975
Japan Post Holdings Co. Ltd.	1,617,700	19,688,784
Japan Prime Realty Investment Corp.	1,188	4,640,053
Japan Real Estate Investment Corp.	1,980	10,933,157
Japan Retail Fund Investment Corp.	3,338	6,399,671
KDDI Corp.	79,200	1,858,114
Keikyu Corp.(d)	118,800	1,894,732
Kintetsu Group Holdings Co. Ltd.	44,500	1,853,677
Kirin Holdings Co. Ltd.	118,800	2,788,217
Kyushu Railway Co.	198,000	6,538,970
Lawson Inc.	79,200	5,182,351
McDonald’s Holdings Co. Japan Ltd.	93,600	4,195,720
MEIJI Holdings Co. Ltd.	79,200	6,228,586
Mitsubishi Tanabe Pharma Corp.	356,400	5,470,764
Mizuho Financial Group Inc.	2,019,600	3,349,103
Nagoya Railroad Co. Ltd.	277,200	6,945,258
NEC Corp.	348,100	10,790,947
Nippon Building Fund Inc.	1,980	12,328,137
Nippon Prologis REIT Inc.	2,772	5,739,297
Nippon Telegraph & Telephone Corp.	435,600	17,953,395

Security	Shares	Value

Japan (continued)
Nissan Motor Co. Ltd.	1,069,200	$9,362,444
Nissin Foods Holdings Co. Ltd.	79,200	5,112,602
Nitori Holdings Co. Ltd.	45,800	6,132,884
Nomura Real Estate Master Fund Inc.	6,283	8,388,400
Nomura Research Institute Ltd.	39,630	1,739,811
NTT Data Corp.	594,000	6,905,152
NTT DOCOMO Inc.	1,346,400	31,166,996
Ono Pharmaceutical Co. Ltd.	158,400	3,829,918
Oracle Corp. Japan	44,500	2,888,287
Oriental Land Co. Ltd./Japan	133,500	13,279,458
Otsuka Corp.	126,400	4,252,294
Otsuka Holdings Co. Ltd.	198,000	9,651,519
Park24 Co. Ltd.	158,400	4,275,614
Sankyo Co. Ltd.	50,500	2,019,110
Secom Co. Ltd.	207,000	17,511,598
Seven & i Holdings Co. Ltd.	39,600	1,723,847
Shimamura Co. Ltd.	39,600	3,361,902
Shionogi & Co. Ltd.	39,429	2,607,071
Suntory Beverage & Food Ltd.	198,000	8,300,132
Taisho Pharmaceutical Holdings Co. Ltd.	44,500	5,141,700
Takeda Pharmaceutical Co. Ltd.	158,400	5,935,641
Terumo Corp.	41,000	2,413,782
Tobu Railway Co. Ltd.	277,200	7,933,950
Toho Co. Ltd./Tokyo	88,000	3,061,206
Toyo Suisan Kaisha Ltd.	118,800	4,069,855
Tsuruha Holdings Inc.	31,400	3,097,138
United Urban Investment Corp.	4,746	7,552,639
USS Co. Ltd.	118,800	2,107,118
West Japan Railway Co.	39,600	2,758,225
Yahoo Japan Corp.	633,600	1,813,474
Yamada Denki Co. Ltd.	990,000	4,786,526
Yamazaki Baking Co. Ltd.	158,400	3,324,238

		428,415,748

Malaysia — 0.8%
Hong Leong Bank Bhd	990,000	4,821,651
IHH Healthcare Bhd	1,742,400	2,236,035
Malayan Banking Bhd	2,257,200	5,065,147
Maxis Bhd(d)	2,772,000	3,597,075
Petronas Chemicals Group Bhd	594,000	1,305,962
Petronas Dagangan Bhd	316,800	1,953,266
Public Bank Bhd	1,544,460	9,197,740

		28,176,876

Netherlands — 0.3%
Koninklijke Ahold Delhaize NV	322,740	8,296,916
NXP Semiconductors NV	30,096	2,509,104

		10,806,020

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	276,427	2,525,373
Spark New Zealand Ltd.	1,631,124	4,739,373

		7,264,746

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR, NVS	133,848	1,892,611
Credicorp Ltd.	13,464	2,952,520

		4,845,131

Philippines — 0.4%
Bank of the Philippine Islands	1,251,369	2,243,966
BDO Unibank Inc.	2,154,249	5,350,691
Jollibee Foods Corp.	621,720	3,301,924

29

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
PLDT Inc.	57,420	$1,268,454

		12,165,035

Qatar — 0.4%
Qatar Islamic Bank SAQ	59,400	2,471,103
Qatar National Bank QPSC	186,120	10,169,099

		12,640,202

Singapore — 1.2%
CapitaLand Commercial Trust	3,603,600	4,570,163
CapitaLand Mall Trust	3,841,200	6,299,344
Oversea-Chinese Banking Corp. Ltd.(d)	356,400	2,924,974
SATS Ltd.	1,029,600	3,594,595
Singapore Airlines Ltd.	792,000	5,489,737
Singapore Press Holdings Ltd.	1,813,800	3,490,111
Singapore Telecommunications Ltd.	5,979,600	13,423,592

		39,792,516

South Korea — 0.4%
DB Insurance Co. Ltd.	30,492	1,841,571
KT&G Corp.	18,612	1,726,792
S-1 Corp.	25,344	2,177,285
Samsung Fire & Marine Insurance Co. Ltd.	14,256	3,465,596
SK Telecom Co. Ltd.	13,860	3,579,526

		12,790,770

Switzerland — 4.8%
Chocoladefabriken Lindt & Spruengli AG, Registered	146	11,731,425
EMS-Chemie Holding AG, Registered	10,692	5,739,989
Givaudan SA, Registered	792	1,949,587
Kuehne + Nagel International AG, Registered	79,200	11,134,838
Nestle SA, Registered	408,276	34,783,228
Novartis AG, Registered	207,504	18,886,840
Partners Group Holding AG	13,068	8,558,569
Roche Holding AG, NVS	78,408	20,328,727
Schindler Holding AG, Registered	30,096	5,703,890
Sonova Holding AG, Registered	22,968	3,708,297
Swiss Life Holding AG, Registered	6,732	2,639,987
Swiss Prime Site AG, Registered	65,340	5,387,518
Swiss Re AG	24,552	2,242,073
Swisscom AG, Registered	39,996	19,182,551
Zurich Insurance Group AG	36,828	11,553,088

		163,530,607

Taiwan — 3.1%
Asustek Computer Inc.	1,068,000	7,558,853
Chang Hwa Commercial Bank Ltd.	7,524,855	4,275,277
Chicony Electronics Co. Ltd.	797,020	1,560,323
Chunghwa Telecom Co. Ltd.	5,940,000	20,634,709
Compal Electronics Inc.	2,772,000	1,583,923
CTBC Financial Holding Co. Ltd.	3,168,000	2,103,326
E.Sun Financial Holding Co. Ltd.	8,712,260	5,883,318
Far EasTone Telecommunications Co. Ltd.	2,645,000	6,225,752
First Financial Holding Co. Ltd.	15,195,422	9,842,010
Formosa Petrochemical Corp.	1,188,000	4,300,505
Hua Nan Financial Holdings Co. Ltd.	11,880,092	6,769,008
Mega Financial Holding Co. Ltd.	14,652,000	12,177,693
Quanta Computer Inc.	1,103,000	1,788,707
Synnex Technology International Corp.	1,980,250	2,330,538
Taiwan Cooperative Financial Holding Co. Ltd.	13,050,977	7,584,452
Taiwan Mobile Co. Ltd.	2,662,000	9,420,255
WPG Holdings Ltd.	1,447,760	1,762,609

		105,801,258

Security	Shares	Value

Thailand — 0.9%
Advanced Info Service PCL, NVDR	198,000	$1,074,664
Airports of Thailand PCL, NVDR	2,772,000	5,373,318
Bangkok Dusit Medical Services PCL, NVDR	5,821,200	4,734,841
Bangkok Expressway & Metro PCL, NVDR	11,127,600	2,994,428
BTS Group Holdings PCL, NVDR	8,791,200	2,526,092
Bumrungrad Hospital PCL, NVDR	554,400	3,202,919
CP ALL PCL, NVDR	712,800	1,479,243
Home Product Center PCL, NVDR	6,494,400	3,001,593
IRPC PCL, NVDR	10,018,800	1,858,295
Krung Thai Bank PCL, NVDR	5,187,600	3,186,302

		29,431,695

United Arab Emirates — 0.2%
Emirates Telecommunications Group Co. PJSC	1,244,628	5,631,601
First Abu Dhabi Bank PJSC	799,128	2,958,807

		8,590,408

United Kingdom — 1.3%
Admiral Group PLC	54,648	1,453,078
AstraZeneca PLC	26,928	2,101,646
Compass Group PLC	438,768	9,396,653
Direct Line Insurance Group PLC	2,021,976	8,461,878
GlaxoSmithKline PLC	509,256	10,536,510
Kingfisher PLC	500,940	1,597,874
Marks & Spencer Group PLC	875,160	3,268,339
Randgold Resources Ltd.	53,856	4,307,051
Royal Mail PLC	571,032	2,329,999
RSA Insurance Group PLC	217,008	1,502,355

		44,955,383

United States — 57.7%
Abbott Laboratories	150,084	11,113,720
Accenture PLC, Class A	28,908	4,755,944
AGNC Investment Corp.(d)	816,156	14,445,961
Alleghany Corp.	20,592	12,994,170
Allstate Corp. (The)	169,488	15,116,635
Altria Group Inc.	398,772	21,864,669
Ameren Corp.	53,064	3,641,252
American Electric Power Co. Inc.	142,956	11,113,399
American Tower Corp.	37,224	6,122,976
American Water Works Co. Inc.	85,932	8,198,772
Amphenol Corp., Class A	76,824	6,755,903
Annaly Capital Management Inc.	2,027,124	20,352,325
Anthem Inc.	17,028	4,939,312
Aon PLC	64,944	10,722,904
Apple Inc.	18,216	3,253,013
Aramark	89,100	3,391,146
Arch Capital Group Ltd.(b)	602,316	17,238,284
Arthur J Gallagher & Co.	18,341	1,413,541
AT&T Inc.	686,664	21,451,383
Athene Holding Ltd., Class A(b)(d)	124,740	5,424,943
Automatic Data Processing Inc.	73,260	10,799,989
AutoZone Inc.(b)	13,464	10,893,319
AvalonBay Communities Inc.	106,879	20,367,931
Baxter International Inc.	198,000	13,572,900
Becton Dickinson and Co.	38,412	9,708,633
Berkshire Hathaway Inc., Class B(b)	86,328	18,840,223
Boston Scientific Corp.(b)	146,520	5,519,408
Bristol-Myers Squibb Co.	75,636	4,043,501
Broadridge Financial Solutions Inc.	91,872	9,726,489
Burlington Stores Inc.(b)	25,344	4,201,021
Camden Property Trust	51,084	4,861,153

30

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Campbell Soup Co.	117,612	$4,610,390
CH Robinson Worldwide Inc.	142,956	13,199,128
Chevron Corp.	16,236	1,931,110
Chubb Ltd.	115,632	15,464,624
Church & Dwight Co. Inc.	247,896	16,408,236
Cigna Corp.	11,088	2,476,837
Cincinnati Financial Corp.	99,396	8,123,635
Cisco Systems Inc.	178,596	8,549,391
Clorox Co. (The)	123,552	20,462,682
CMS Energy Corp.	41,580	2,165,902
Coca-Cola Co. (The)	593,208	29,897,683
Cognizant Technology Solutions Corp., Class A	29,700	2,115,531
Colgate-Palmolive Co.	129,096	8,200,178
Comcast Corp., Class A	290,664	11,338,803
CommScope Holding Co. Inc.(b)	130,284	2,358,140
Conagra Brands Inc.	213,048	6,889,972
Consolidated Edison Inc.	455,400	36,591,390
Constellation Brands Inc., Class A	38,808	7,597,054
Cooper Companies Inc. (The)(d)	8,712	2,429,167
Costco Wholesale Corp.	37,620	8,700,754
Crown Castle International Corp.(d)	110,484	12,694,612
CVS Health Corp.	177,408	14,228,122
Danaher Corp.	68,112	7,460,988
Darden Restaurants Inc.	38,016	4,202,289
Dell Technologies Inc., Class V(b)	16,236	1,712,573
Dollar General Corp.	102,564	11,383,578
Dominion Energy Inc.	254,628	18,969,786
DTE Energy Co.	64,944	7,776,395
Duke Energy Corp.	302,148	26,761,248
Duke Realty Corp.	165,924	4,722,197
eBay Inc.(b)	85,932	2,565,070
Ecolab Inc.	22,968	3,686,134
Edison International	31,680	1,752,538
Eli Lilly & Co.	196,416	23,302,794
Entergy Corp.	45,144	3,930,237
Equity Residential	158,796	11,314,215
Essex Property Trust Inc.	13,068	3,430,481
Estee Lauder Companies Inc. (The), Class A	11,880	1,694,801
Everest Re Group Ltd.	42,372	9,409,974
Evergy Inc.	125,136	7,429,324
Eversource Energy	72,864	4,979,526
Expeditors International of Washington Inc.	177,804	13,529,106
Extra Space Storage Inc.	50,292	4,827,026
Exxon Mobil Corp.	314,820	25,028,190
F5 Networks Inc.(b)(d)	79,992	13,756,224
Federal Realty Investment Trust	16,632	2,196,921
Fidelity National Financial Inc.	114,444	3,845,318
Fidelity National Information Services Inc.	128,304	13,850,417
Fiserv Inc.(b)	245,916	19,459,333
General Dynamics Corp.	9,108	1,683,978
General Mills Inc.	101,772	4,305,973
Genuine Parts Co.	35,640	3,696,224
Gilead Sciences Inc.	24,156	1,737,783
Harris Corp.	65,340	9,340,353
HCA Healthcare Inc.	17,424	2,508,882
HCP Inc.	305,712	8,945,133
Henry Schein Inc.(b)	81,576	7,276,579
Hershey Co. (The)	85,536	9,263,549
Home Depot Inc. (The)	47,916	8,640,213
Hormel Foods Corp.	247,104	11,141,919

Security	Shares	Value

United States (continued)
Humana Inc.	21,384	$ 7,045,386
Intel Corp.	34,452	1,698,828
International Business Machines Corp.	65,736	8,169,013
Intuit Inc.	15,840	3,398,155
Invitation Homes Inc.	100,188	2,150,034
Jack Henry & Associates Inc.	113,256	15,821,863
JM Smucker Co. (The)	63,756	6,663,140
Johnson & Johnson	335,412	49,272,023
Kellogg Co.	222,948	14,190,640
Kimberly-Clark Corp.	95,040	10,964,765
Kraft Heinz Co. (The)	77,220	3,947,486
L3 Technologies Inc.	14,652	2,685,565
Laboratory Corp. of America Holdings(b)	76,428	11,130,974
Liberty Broadband Corp., Class C, NVS(b)	36,432	3,091,255
Liberty Property Trust	186,516	8,447,310
Lockheed Martin Corp.	98,208	29,504,629
Lowe’s Companies Inc.	20,592	1,943,267
Markel Corp.(b)	20,988	24,013,210
Marsh & McLennan Companies Inc.	277,596	24,622,765
Mastercard Inc., Class A	42,372	8,519,738
McCormick & Co. Inc./MD, NVS	177,804	26,670,600
McDonald’s Corp.	190,476	35,906,631
Medtronic PLC	155,232	15,139,777
Merck & Co. Inc.	379,368	30,099,057
Microsoft Corp.	27,324	3,029,958
Mid-America Apartment Communities Inc.	17,028	1,763,420
Mondelez International Inc., Class A	68,508	3,081,490
Motorola Solutions Inc.	221,760	29,106,000
National Retail Properties Inc.	193,644	9,693,819
Newmont Mining Corp.	331,848	10,731,964
NextEra Energy Inc.	142,164	25,832,620
Nordstrom Inc.	53,856	2,847,367
Northrop Grumman Corp.	40,392	10,497,073
O’Reilly Automotive Inc.(b)	19,404	6,728,919
Occidental Petroleum Corp.	84,744	5,954,961
Oracle Corp.	63,360	3,089,434
Palo Alto Networks Inc.(b)	33,660	5,821,497
Paychex Inc.	284,724	20,147,070
PepsiCo Inc.	271,260	33,077,444
Pfizer Inc.	603,108	27,881,683
Philip Morris International Inc.	38,808	3,358,056
Pinnacle West Capital Corp.	19,800	1,769,328
Procter & Gamble Co. (The)	309,276	29,229,675
Progressive Corp. (The)	158,400	10,500,336
Public Storage	108,108	23,055,112
Raytheon Co.	148,896	26,107,425
Realty Income Corp.	108,900	6,979,401
RenaissanceRe Holdings Ltd.	61,380	8,139,602
Republic Services Inc.	343,332	26,553,297
Rollins Inc.	41,976	2,667,995
Ross Stores Inc.	142,560	12,488,256
Simon Property Group Inc.	50,688	9,412,255
Southern Co. (The)	576,180	27,270,599
Starbucks Corp.	192,060	12,814,243
Stryker Corp.	115,632	20,288,791
Synopsys Inc.(b)	32,076	2,949,067
Sysco Corp.	125,532	8,460,857
Tapestry Inc.	158,004	6,151,096
Target Corp.	45,144	3,203,418
TJX Companies Inc. (The)	579,348	28,301,150

31

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Travelers Companies Inc. (The)	106,524	$13,887,534
Twenty-First Century Fox Inc., Class B	35,244	1,728,013
Tyson Foods Inc., Class A	32,868	1,937,569
UDR Inc.	259,776	11,071,653
Ulta Salon Cosmetics & Fragrance Inc.(b)(d)	8,316	2,476,422
UnitedHealth Group Inc.	86,328	24,289,246
Universal Health Services Inc., Class B	22,968	3,169,354
Varian Medical Systems Inc.(b)	25,344	3,127,196
Ventas Inc.	120,384	7,643,180
VeriSign Inc.(b)	29,700	4,634,982
Verizon Communications Inc.	584,496	35,245,109
Visa Inc., Class A	180,576	25,589,425
Walmart Inc.	260,964	25,483,135
Walt Disney Co. (The)	36,036	4,161,798
Waste Management Inc.	413,424	38,758,500
WEC Energy Group Inc.	314,424	22,789,452
Welltower Inc.(d)	82,764	5,986,320
Worldpay Inc., Class A(b)	34,452	2,956,326
WP Carey Inc.	164,736	11,160,864
WR Berkley Corp.	146,124	11,511,649
Xcel Energy Inc.	437,976	22,971,841
Yum! Brands Inc.	79,992	7,376,862

		1,976,832,648

Total Common Stocks — 99.1% (Cost: $3,033,879,773)		3,395,570,027

Warrants

Thailand — 0.0%
BTS Group Holdings PCL, NVDR (Expires 11/29/19)(b)	945,144	—

Total Warrants — 0.0% (Cost: $0)		—

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(e)(f)(g)	13,940,318	$13,941,712
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(e)(f)	24,880,863	24,880,863

		38,822,575

Total Short-Term Investments — 1.2% (Cost: $38,821,592)		38,822,575

Total Investments in Securities — 100.3% (Cost: $3,072,701,365)		3,434,392,602

Other Assets, Less Liabilities — (0.3)%		(9,015,049)

Net Assets — 100.0%		$3,425,377,553

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	40,988,658	(27,048,340)	13,940,318	$13,941,712	$75,781	(a)	$7,548	$ (10,557)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,646,867	21,233,996	24,880,863	24,880,863	24,112		—	—

				$38,822,575	$99,893		$7,548	$ (10,557)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE E-Mini	114	12/21/18	$10,353	$31,701
MSCI Emerging Markets E-Mini	35	12/21/18	1,749	16,141

32

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge MSCI Min Vol Global ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	96	12/21/18	$13,240	$243,025

				$290,867

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$3,382,897,730	$12,640,202		$32,095	$3,395,570,027
Warrants	—	0	(a)	—	0(a)
Money Market Funds	38,822,575	—		—	38,822,575

	$3,421,720,305	$12,640,202		$32,095	$3,434,392,602

Derivative financial instruments(b)
Assets
Futures Contracts	$290,867	$—		$—	$ 290,867

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

33

Schedule of Investments (unaudited) November 30, 2018	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 6.0%
BB Seguridade Participacoes SA	396,500	$2,897,925
Cia. de Saneamento Basico do Estado de Sao Paulo	188,500	1,373,324
Hypera SA	188,500	1,561,590
IRB Brasil Resseguros S/A	58,500	1,130,052
Lojas Renner SA	383,500	3,869,838
M. Dias Branco SA	52,000	542,304
Magazine Luiza SA	39,000	1,657,007
Petrobras Distribuidora SA	39,000	246,090
Porto Seguro SA	50,500	675,888
Sul America SA, NVS	117,078	812,790
TIM Participacoes SA	468,000	1,432,456

		16,199,264

Chile — 0.4%
Cia. Cervecerias Unidas SA	81,640	1,065,755

China — 36.2%
51job Inc., ADR(a)(b)	13,455	916,016
Agile Group Holdings Ltd.	910,000	1,234,923
Alibaba Group Holding Ltd., ADR(a)	34,515	5,552,083
Angang Steel Co. Ltd., Class A	13,000	10,316
Angang Steel Co. Ltd., Class H	626,000	511,151
Anhui Conch Cement Co. Ltd., Class A	39,000	178,352
Anhui Conch Cement Co. Ltd., Class H	682,500	3,562,614
ANTA Sports Products Ltd.	65,000	295,275
Beijing Capital International Airport Co. Ltd., Class H	910,000	1,011,660
BOC Aviation Ltd.(b)(c)	110,500	851,439
BYD Electronic International Co. Ltd.	357,500	501,594
China Agri-Industries Holdings Ltd.	1,273,000	481,498
China CITIC Bank Corp. Ltd., Class H	4,485,000	2,842,616
China Communications Services Corp. Ltd., Class H	1,318,000	1,099,772
China Conch Venture Holdings Ltd.	910,000	2,819,858
China Everbright Ltd.	520,000	968,802
China Longyuan Power Group Corp. Ltd., Class H	1,755,000	1,379,197
China Medical System Holdings Ltd.	780,000	850,193
China Mobile Ltd.	877,500	8,706,881
China Oriental Group Co. Ltd.	650,000	416,957
China Reinsurance Group Corp., Class H	3,035,000	632,150
China Resources Cement Holdings Ltd.	1,300,000	1,269,144
China Telecom Corp. Ltd., Class H	7,670,000	4,126,212
China Travel International Investment Hong Kong Ltd.	1,170,000	324,429
China Zhongwang Holdings Ltd.	910,000	419,781
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,365,000	797,118
COSCO SHIPPING Ports Ltd.	910,000	923,285
CSPC Pharmaceutical Group Ltd.	2,470,000	4,999,495
Dongfeng Motor Group Co. Ltd., Class H	1,430,000	1,379,612
Guangzhou Automobile Group Co. Ltd., Class H	1,560,000	1,622,643
Haitian International Holdings Ltd.	390,000	838,233
Henan Shuanghui Investment & Development Co. Ltd., Class A	25,965	85,482
Hua Hong Semiconductor Ltd.(c)	260,000	550,848
Huaneng Renewables Corp. Ltd., Class H	2,600,000	817,302
Jiangsu Expressway Co. Ltd., Class H	650,000	873,782
Kingboard Holdings Ltd.	357,500	1,021,004
Kingboard Laminates Holdings Ltd.	585,000	556,911
Kingdee International Software Group Co. Ltd.	1,235,000	1,230,936
Lee & Man Paper Manufacturing Ltd.	845,000	765,556
Logan Property Holdings Co. Ltd.	780,000	911,989
Luye Pharma Group Ltd.(b)(c)	292,500	233,230

Security	Shares	Value

China (continued)
Maanshan Iron & Steel Co. Ltd., Class A	58,500	$31,202
Maanshan Iron & Steel Co. Ltd., Class H	780,000	358,815
Nexteer Automotive Group Ltd.	505,000	760,170
Nine Dragons Paper Holdings Ltd.	845,000	856,257
Noah Holdings Ltd., ADR(a)	15,340	746,751
People’s Insurance Co. Group of China Ltd. (The), Class H	4,095,000	1,763,428
PICC Property & Casualty Co. Ltd., Class H	3,771,000	3,869,422
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,040,000	976,775
Shanghai Industrial Holdings Ltd.	260,000	566,796
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	422,500	1,041,977
Shenzhen International Holdings Ltd.	520,000	1,043,223
Shui On Land Ltd.	1,854,000	438,284
Sihuan Pharmaceutical Holdings Group Ltd.	2,080,000	462,473
Sino Biopharmaceutical Ltd.	3,826,000	3,490,738
Sino-Ocean Group Holding Ltd.	1,657,500	741,303
Sinopec Engineering Group Co. Ltd., Class H	715,000	662,397
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,820,000	825,608
Sinotrans Ltd., Class H	1,170,000	467,955
Sinotruk Hong Kong Ltd.	390,000	639,888
SSY Group Ltd.	780,000	800,358
Sun Art Retail Group Ltd.	1,300,000	1,451,874
Tencent Holdings Ltd.	162,500	6,478,612
Towngas China Co. Ltd.	520,000	405,329
Uni-President China Holdings Ltd.	715,000	651,433
Yum China Holdings Inc.	172,900	6,195,007
Yuzhou Properties Co. Ltd.	910,000	398,850
YY Inc., ADR(a)	26,390	1,796,367
Zhongsheng Group Holdings Ltd.	325,000	660,320

		97,151,951

Czech Republic — 0.3%
Moneta Money Bank AS(c)	270,725	932,647

Egypt — 0.2%
Eastern Tobacco	500,146	515,784

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	57,265	633,281

India — 4.0%
Dr. Reddy’s Laboratories Ltd.	52,845	2,064,060
Glenmark Pharmaceuticals Ltd.	75,010	702,960
Hero MotoCorp Ltd.	26,975	1,182,496
Hindustan Petroleum Corp. Ltd.	333,515	1,111,876
Marico Ltd.	113,165	579,261
Page Industries Ltd.	2,990	1,163,357
Petronet LNG Ltd.	274,560	843,830
REC Ltd.	374,270	536,474
Tech Mahindra Ltd.	256,425	2,597,363

		10,781,677

Indonesia — 2.2%
Adaro Energy Tbk PT	7,858,500	706,043
Bank Danamon Indonesia Tbk PT	1,579,600	820,034
Bank Negara Indonesia Persero Tbk PT	253,500	150,655
Bank Tabungan Negara Persero Tbk PT	2,216,600	413,796
Bukit Asam Tbk PT	1,547,000	434,815
Indah Kiat Pulp & Paper Corp. Tbk PT	1,495,000	1,097,535
Pabrik Kertas Tjiwi Kimia Tbk PT	760,500	602,179

34

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
United Tractors Tbk PT	916,500	$1,762,192

		5,987,249

Malaysia — 2.8%
AirAsia Group Bhd	819,000	602,825
Alliance Bank Malaysia Bhd	559,000	547,712
AMMB Holdings Bhd	871,000	886,715
Hartalega Holdings Bhd	728,000	1,113,442
Nestle Malaysia Bhd	33,000	1,178,205
PPB Group Bhd	318,520	1,339,695
Sime Darby Bhd	1,280,500	700,763
Top Glove Corp. Bhd	773,500	1,103,548

		7,472,905

Mexico — 0.3%
Megacable Holdings SAB de CV, CPO	156,000	714,376

Peru — 1.3%
Credicorp Ltd.	15,405	3,378,162

Philippines — 0.2%
DMCI Holdings Inc.	2,266,600	533,572

Poland — 1.0%
Dino Polska SA(a)(c)	26,390	677,782
Jastrzebska Spolka Weglowa SA(a)	28,860	499,477
PGE Polska Grupa Energetyczna SA(a)	456,885	1,406,672

		2,583,931

Qatar — 1.2%
Barwa Real Estate Co.	103,090	1,079,080
Commercial Bank PQSC (The)	106,340	1,229,011
Ooredoo QPSC	44,135	954,777

		3,262,868

Russia — 2.9%
Inter RAO UES PJSC	17,208,750	1,052,535
Magnitogorsk Iron & Steel Works PJSC	887,251	620,257
Mobile TeleSystems PJSC, ADR, NVS	17,615	130,527
RusHydro PJSC	2,868,000	21,615
Tatneft PJSC	549,250	5,846,690

		7,671,624

South Africa — 5.3%
Bidvest Group Ltd. (The)	184,665	2,734,101
Capitec Bank Holdings Ltd.	22,165	1,758,334
Exxaro Resources Ltd.	137,280	1,279,019
Investec Ltd.	153,660	927,085
Kumba Iron Ore Ltd.	35,165	627,841
Liberty Holdings Ltd.	70,980	547,723
Mondi Ltd.	65,000	1,429,730
Mr. Price Group Ltd.	140,530	2,442,559
Netcare Ltd.	557,960	1,030,111
RMB Holdings Ltd.	121,561	685,905
Telkom SA SOC Ltd.	162,760	665,654

		14,128,062

South Korea — 15.7%
BNK Financial Group Inc.	148,850	1,018,493
Daelim Industrial Co. Ltd.	15,275	1,291,824
DB Insurance Co. Ltd.	27,365	1,652,715
DGB Financial Group Inc.	95,550	750,114
E-MART Inc.	11,505	2,001,405
Hana Financial Group Inc.	164,580	5,520,503
Hankook Tire Co. Ltd.	41,210	1,573,476

Security	Shares	Value

South Korea (continued)
Hanwha Chemical Corp.	58,630	$988,543
Hanwha Corp.	23,725	634,952
Hanwha Life Insurance Co. Ltd.	163,333	646,950
Hyundai Department Store Co. Ltd.	7,723	646,942
Hyundai Marine & Fire Insurance Co. Ltd.	34,645	1,237,818
Hyundai Steel Co.	44,265	1,701,968
Kumho Petrochemical Co. Ltd.(b)	10,091	830,001
LG Corp.	35,490	2,285,899
LG Uplus Corp.	60,970	962,727
Orange Life Insurance Ltd.(c)	17,373	466,504
POSCO Chemtech Co. Ltd.	12,935	781,212
Samsung Electronics Co. Ltd.	169,065	6,311,941
SK Hynix Inc.	113,035	7,018,365
SK Telecom Co. Ltd.	11,375	2,937,743
Yuhan Corp.	4,745	963,011

		42,223,106

Taiwan — 12.2%
Asia Cement Corp.	1,170,000	1,280,100
AU Optronics Corp.	4,810,000	1,959,823
Chicony Electronics Co. Ltd.	315,169	617,005
China Life Insurance Co. Ltd./Taiwan	1,430,599	1,358,538
Far Eastern New Century Corp.	1,755,000	1,621,017
Feng TAY Enterprise Co. Ltd.	195,880	1,246,448
Innolux Corp.	4,940,000	1,643,914
Inventec Corp.	1,430,000	1,026,022
Lite-On Technology Corp.	1,170,718	1,554,547
Micro-Star International Co. Ltd.	390,000	917,975
Nanya Technology Corp.	390,000	772,365
Novatek Microelectronics Corp.	325,000	1,371,686
Phison Electronics Corp.	65,000	529,682
Powertech Technology Inc.	195,000	457,721
Realtek Semiconductor Corp.	260,000	1,194,422
Ruentex Development Co. Ltd.	195,000	309,896
Ruentex Industries Ltd.	185,400	547,746
Shin Kong Financial Holding Co. Ltd.	4,940,742	1,676,242
Synnex Technology International Corp.	780,000	917,975
Taiwan Business Bank	2,080,004	712,434
Taiwan Semiconductor Manufacturing Co. Ltd.	585,000	4,282,827
United Microelectronics Corp.	5,980,000	2,242,391
Win Semiconductors Corp.	192,000	788,533
Wistron Corp.	1,180,063	748,997
WPG Holdings Ltd.	910,160	1,108,095
Yageo Corp.	155,358	1,866,223

		32,752,624

Thailand — 1.0%
Central Pattana PCL, NVDR	747,500	1,721,722
Robinson PCL, NVDR	279,500	571,535
TMB Bank PCL, NVDR	5,999,500	423,226

		2,716,483

Turkey — 0.3%
TAV Havalimanlari Holding AS	98,280	438,851
Turkiye Sise ve Cam Fabrikalari AS	365,195	349,935

		788,786

United Arab Emirates — 1.4%
Aldar Properties PJSC	2,193,750	955,583
DAMAC Properties Dubai Co. PJSC	1,118,398	569,376
Dubai Investments PJSC	28,245	10,381
Dubai Islamic Bank PJSC	772,200	1,101,596

35

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
Emaar Properties PJSC	964,665	$1,181,818

		3,818,754

Total Common Stocks — 95.1% (Cost: $279,143,860)		255,312,861

Preferred Stocks

Brazil — 2.3%
Itausa-Investimentos Itau SA, Preference Shares, NVS	1,911,038	6,086,046

Russia — 0.8%
Surgutneftegas PJSC, Preference Shares, NVS	3,737,500	2,107,324

South Korea — 1.9%
Samsung Electronics Co. Ltd., Preference Shares, NVS	170,820	5,143,115

Total Preferred Stocks — 5.0% (Cost: $12,975,510)		13,336,485

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	439,592	439,636

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	616,962	$616,962

		1,056,598

Total Short-Term Investments — 0.4% (Cost: $1,056,598)		1,056,598

Total Investments in Securities — 100.5% (Cost: $293,175,968)		269,705,944

Other Assets, Less Liabilities — (0.5)%		(1,214,950)

Net Assets — 100.0%		$268,490,994

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,667,698	—		(7,228,106	)(a)	439,592	$439,636	$9,810	(b)	$(68)	$(655)
BlackRock Cash Funds: Treasury, SL Agency Shares	315,226	301,736	(a)	—		616,962	616,962	2,316		—	—
iShares MSCI India ETF	269,999	—		(269,999)		—	—	—		(511,127)	(462,793)

							$1,056,598	$12,126		$(511,195)	$(463,448)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	12	12/21/18	$600	$17,713

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

36

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge MSCI Multifactor Emerging Markets ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$252,049,993	$3,262,868	$—	$255,312,861
Preferred Stocks	13,336,485	—	—	13,336,485
Money Market Funds	1,056,598	—	—	1,056,598

	$266,443,076	$3,262,868	$—	$269,705,944

Derivative financial instruments(a)
Assets
Futures Contracts	$17,713	$—	$—	$17,713

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

37

Schedule of Investments (unaudited) November 30, 2018	iShares® ESG MSCI EM ETF (Formerly iShares MSCI EM ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.7%
Atacadao Distribuicao Comercio e Industria Ltda	136,000	$593,166
B3 SA - Brasil, Bolsa, Balcao	421,600	3,068,318
Banco Bradesco SA	122,402	1,061,083
Banco do Brasil SA	122,400	1,409,805
Banco Santander Brasil SA, NVS	96,400	1,062,818
Cielo SA	190,400	467,794
Cosan SA	163,200	1,451,397
Engie Brasil Energia SA	95,200	1,056,713
Klabin SA, NVS	95,200	411,531
Localiza Rent a Car SA	95,230	661,360
Lojas Renner SA	40,800	411,706
Natura Cosmeticos SA	95,200	1,005,118
Petrobras Distribuidora SA	81,600	514,896
Ultrapar Participacoes SA	163,200	1,990,090
WEG SA	231,280	1,063,645

		16,229,440

Chile — 0.7%
Banco Santander Chile	12,594,552	974,865
Empresas COPEC SA	157,896	2,127,953

		3,102,818

China — 28.1%
3SBio Inc.(a)	272,000	400,401
AAC Technologies Holdings Inc.	102,000	722,729
Agricultural Bank of China Ltd., Class H	1,360,000	615,200
Alibaba Group Holding Ltd., ADR(b)(c)	109,888	17,676,584
Alibaba Health Information Technology Ltd.(b)	544,000	486,599
Alibaba Pictures Group Ltd.(b)	4,080,000	636,054
BAIC Motor Corp. Ltd., Class H(a)	816,000	500,502
Baidu Inc., ADR(b)	15,640	2,944,699
Bank of China Ltd., Class H	2,584,000	1,129,257
Baozun Inc., ADR(b)	14,280	503,656
BBMG Corp., Class H	2,448,000	788,290
BOC Aviation Ltd.(a)(c)	108,800	838,340
Brilliance China Automotive Holdings Ltd.	544,000	481,038
BYD Co. Ltd., Class H(c)	136,000	1,019,251
BYD Electronic International Co. Ltd.	408,000	572,449
CAR Inc.(b)	1,360,000	1,195,643
China Agri-Industries Holdings Ltd.	1,219,000	461,073
China CITIC Bank Corp. Ltd., Class H	544,000	344,790
China Construction Bank Corp., Class H	8,568,000	7,302,630
China Everbright Bank Co. Ltd., Class H	2,339,000	1,037,131
China Everbright International Ltd.	1,171,666	1,024,080
China Everbright Ltd.	316,000	588,733
China First Capital Group Ltd.(b)	1,074,000	521,509
China International Capital Corp. Ltd., Class H(a)	435,200	827,496
China Life Insurance Co. Ltd., Class H	272,000	583,918
China Longyuan Power Group Corp. Ltd., Class H	1,088,000	855,024
China Mengniu Dairy Co. Ltd.	231,000	714,334
China Merchants Bank Co. Ltd., Class H	748,000	3,092,074
China Minsheng Banking Corp. Ltd., Class H	1,972,000	1,456,494
China Mobile Ltd.	204,000	2,024,164
China Molybdenum Co. Ltd., Class H	2,100,000	856,020
China Oilfield Services Ltd., Class H	544,000	507,453
China Overseas Land & Investment Ltd.	272,000	948,868
China Pacific Insurance Group Co. Ltd., Class H	217,600	770,216
China Petroleum & Chemical Corp., Class H	544,000	462,269
China Shenhua Energy Co. Ltd., Class H	204,000	453,058
China Tower Corp. Ltd., Class H(a)(b)	7,344,000	1,088,591

Security	Shares	Value

China (continued)
China Travel International Investment Hong Kong Ltd.	2,978,000	$825,769
China Vanke Co. Ltd., Class H	176,800	607,727
CNOOC Ltd.	1,088,000	1,849,075
Country Garden Holdings Co. Ltd.	408,000	501,544
Country Garden Services Holdings Co. Ltd.(b)	408,000	675,677
CSPC Pharmaceutical Group Ltd.	544,000	1,101,103
Ctrip.com International Ltd., ADR(b)	17,272	498,297
Fosun International Ltd.	816,000	1,297,133
GDS Holdings Ltd., ADR(b)(c)	16,320	481,277
Geely Automobile Holdings Ltd.	1,260,000	2,482,727
Genscript Biotech Corp.(b)	272,000	472,696
Greentown Service Group Co. Ltd.	544,000	467,830
Guangzhou Automobile Group Co. Ltd., Class H	545,200	567,093
HengTen Networks Group Ltd.(b)	12,512,000	431,683
Huaneng Renewables Corp. Ltd., Class H	2,552,000	802,213
Industrial & Commercial Bank of China Ltd., Class H	4,352,000	3,091,987
JD.com Inc., ADR(b)	26,656	565,907
Kingboard Holdings Ltd.	204,000	582,615
Kingboard Laminates Holdings Ltd.	476,000	453,145
Kingdee International Software Group Co. Ltd.	1,224,000	1,219,973
Lee & Man Paper Manufacturing Ltd.	544,000	492,855
Legend Holdings Corp., Class H(a)	326,400	961,380
Lenovo Group Ltd.	1,904,000	1,374,641
MMG Ltd.(b)	2,720,000	1,348,574
Momo Inc., ADR(b)	14,144	443,414
NetEase Inc., ADR	3,264	741,157
New Oriental Education & Technology Group Inc., ADR(b)	10,064	575,258
PetroChina Co. Ltd., Class H	544,000	381,632
Ping An Insurance Group Co. of China Ltd., Class H	476,000	4,604,440
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	68,000	234,610
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	476,000	1,173,919
Shenzhou International Group Holdings Ltd.	136,000	1,650,960
Shui On Land Ltd.	3,264,000	771,607
Sino Biopharmaceutical Ltd.	680,000	620,413
Sinopharm Group Co. Ltd., Class H	118,400	583,244
Sinotrans Ltd., Class H	2,856,000	1,142,291
SOHO China Ltd.(b)	2,244,000	837,297
Sunac China Holdings Ltd.	282,000	936,907
Sunny Optical Technology Group Co. Ltd.	54,400	526,222
TAL Education Group, Class A, ADR(b)	18,496	519,183
Tencent Holdings Ltd.	544,000	21,688,401
Tong Ren Tang Technologies Co. Ltd., Class H	272,000	389,279
Towngas China Co. Ltd.	686,000	534,722
TravelSky Technology Ltd., Class H	284,000	763,914
Wuxi Biologics Cayman Inc.(a)(b)	136,000	1,140,031
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	516,800	511,137
Xinyi Solar Holdings Ltd.	1,404,000	525,665
Yanzhou Coal Mining Co. Ltd., Class H	544,000	487,989
Yuzhou Properties Co. Ltd.	952,000	417,258
Zhongsheng Group Holdings Ltd.	340,000	690,796

		122,475,284

Colombia — 0.7%
Bancolombia SA	40,120	398,741
Cementos Argos SA	825,384	1,784,424
Ecopetrol SA	425,000	407,563
Grupo Argos SA/Colombia	125,664	627,962

		3,218,690

38

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI EM ETF (Formerly iShares MSCI EM ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Czech Republic — 0.3%
Komercni Banka AS	38,760	$1,524,587

Egypt — 0.1%
Commercial International Bank Egypt SAE	90,440	376,757

Greece — 0.2%
Hellenic Telecommunications Organization SA	69,224	818,276

Hungary — 0.7%
MOL Hungarian Oil & Gas PLC	274,992	3,041,078

India — 9.9%
Asian Paints Ltd.	141,712	2,736,742
Axis Bank Ltd., GDR(b)(d)	55,760	2,472,956
Bajaj Finance Ltd.	25,568	930,969
Bharat Petroleum Corp. Ltd.	109,208	508,316
Bharti Airtel Ltd.	151,096	679,656
Bharti Infratel Ltd.	122,128	449,908
Dabur India Ltd.	343,128	2,014,114
Eicher Motors Ltd.	1,360	456,721
HCL Technologies Ltd.	77,248	1,124,998
Hindalco Industries Ltd.	172,312	559,251
Hindustan Unilever Ltd.	104,312	2,625,199
Housing Development Finance Corp. Ltd.	150,552	4,296,548
ICICI Bank Ltd.	116,280	592,537
ICICI Bank Ltd., ADR, NVS	20,264	206,085
Indiabulls Housing Finance Ltd.	42,976	441,260
Indian Oil Corp. Ltd.	369,512	713,628
Infosys Ltd., ADR, NVS	524,448	5,171,057
Mahindra & Mahindra Ltd.	41,616	472,259
Mahindra & Mahindra Ltd., GDR	143,344	1,662,790
Marico Ltd.	213,520	1,092,952
Nestle India Ltd.	8,568	1,323,384
Piramal Enterprises Ltd.	14,008	442,178
Power Grid Corp. of India Ltd.	160,888	415,869
REC Ltd.	263,160	377,210
Reliance Industries Ltd.	34,544	578,691
Reliance Industries Ltd., GDR(a)	85,136	2,818,002
Tata Consultancy Services Ltd.	152,320	4,301,655
Tech Mahindra Ltd.	44,472	450,463
Titan Co. Ltd.	78,880	1,049,281
Wipro Ltd.	21,624	100,728
Wipro Ltd., ADR, NVS	183,056	955,552
Yes Bank Ltd.	430,032	1,047,700

		43,068,659

Indonesia — 2.1%
Astra International Tbk PT	3,685,600	2,203,243
Bank Central Asia Tbk PT	544,000	990,820
Bank Danamon Indonesia Tbk PT	856,900	444,851
Bank Mandiri Persero Tbk PT	2,325,600	1,203,247
Bank Rakyat Indonesia Persero Tbk PT	4,392,800	1,111,829
Indah Kiat Pulp & Paper Corp. Tbk PT	544,000	399,371
Kalbe Farma Tbk PT	4,216,000	449,530
Telekomunikasi Indonesia Persero Tbk PT	2,733,600	703,349
Unilever Indonesia Tbk PT	149,600	441,923
United Tractors Tbk PT	530,400	1,019,821

		8,967,984

Malaysia — 3.2%
Axiata Group Bhd	612,000	530,902
CIMB Group Holdings Bhd	843,200	1,160,672
Malayan Banking Bhd	530,400	1,190,215

Security	Shares	Value

Malaysia (continued)
Maxis Bhd(c)	979,200	$1,270,655
Nestle Malaysia Bhd	48,600	1,735,175
Petronas Dagangan Bhd	136,000	838,523
Public Bank Bhd	856,800	5,102,511
Sime Darby Plantation Bhd	1,033,600	1,160,932
Telekom Malaysia Bhd	802,400	446,790
Top Glove Corp. Bhd	340,000	485,076

		13,921,451

Mexico — 2.4%
Alsea SAB de CV	299,200	750,142
Arca Continental SAB de CV	299,200	1,546,312
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	340,000	417,611
Cemex SAB de CV, CPO(b)	2,692,800	1,385,725
Coca-Cola Femsa SAB de CV, Series L, NVS	421,600	2,540,075
Grupo Financiero Banorte SAB de CV, Class O	326,400	1,494,374
Infraestructura Energetica Nova SAB de CV	258,400	983,776
Kimberly-Clark de Mexico SAB de CV, Class A	816,000	1,206,809

		10,324,824

Peru — 0.1%
Credicorp Ltd.	2,040	447,352

Philippines — 0.6%
BDO Unibank Inc.	303,280	753,282
Globe Telecom Inc.	10,200	383,327
SM Prime Holdings Inc.	2,461,600	1,629,484

		2,766,093

Poland — 1.0%
Bank Polska Kasa Opieki SA	14,960	433,360
KGHM Polska Miedz SA(b)	47,464	1,123,488
mBank SA	6,256	674,058
Polski Koncern Naftowy ORLEN SA	54,400	1,580,161
Santander Bank Polska SA	7,208	676,606

		4,487,673

Qatar — 0.9%
Commercial Bank PQSC (The)	64,056	740,319
Ooredoo QPSC	46,784	1,012,082
Qatar National Bank QPSC	36,176	1,976,560

		3,728,961

Russia — 3.7%
Alrosa PJSC	367,200	546,419
Gazprom PJSC	262,320	631,935
Gazprom PJSC, ADR, NVS	88,886	423,097
Inter RAO UES PJSC	18,870,000	1,154,141
LUKOIL PJSC	53,720	3,928,354
LUKOIL PJSC, ADR, NVS	5,176	380,436
Novatek PJSC, GDR, NVS(d)	16,217	2,758,512
Novolipetsk Steel PJSC	375,360	887,824
Polymetal International PLC	102,272	1,019,321
Rosneft Oil Co. PJSC	2,040	12,892
Rosneft Oil Co. PJSC, GDR, NVS(d)	76,840	484,092
RusHydro PJSC	3,243,599	24,446
Sberbank of Russia PJSC	73,710	213,580
Sberbank of Russia PJSC, ADR	228,344	2,707,018
Tatneft PJSC	74,800	796,236

		15,968,303

South Africa — 6.8%
Absa Group Ltd.	50,048	555,838
Aspen Pharmacare Holdings Ltd.	39,168	415,457

39

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI EM ETF (Formerly iShares MSCI EM ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Bidvest Group Ltd. (The)	32,504	$481,246
Clicks Group Ltd.	33,184	449,410
Exxaro Resources Ltd.	66,640	620,876
FirstRand Ltd.	299,200	1,441,382
Foschini Group Ltd. (The)	36,720	462,871
Growthpoint Properties Ltd.	874,208	1,489,140
Investec Ltd.	307,768	1,856,873
Kumba Iron Ore Ltd.	57,800	1,031,970
Mondi Ltd.	43,674	960,647
Mr. Price Group Ltd.	28,016	486,948
MTN Group Ltd.	99,280	625,626
Naspers Ltd., Class N	39,032	7,777,547
Nedbank Group Ltd.	45,424	870,758
NEPI Rockcastle PLC	84,456	669,984
Netcare Ltd.	506,056	934,285
Old Mutual Ltd.	1,387,064	2,313,732
Sanlam Ltd.	82,824	458,911
Sasol Ltd.	14,008	410,433
Standard Bank Group Ltd.	141,984	1,793,865
Vodacom Group Ltd.	304,776	2,758,452
Woolworths Holdings Ltd./South Africa	162,928	657,998

		29,524,249

South Korea — 13.0%
Amorepacific Corp.	4,896	753,432
AMOREPACIFIC Group	14,008	811,026
BNK Financial Group Inc.	90,440	618,828
Celltrion Inc.(b)	4,760	1,017,012
DGB Financial Group Inc.	184,770	1,450,534
GS Engineering & Construction Corp.	14,280	555,429
GS Holdings Corp.	27,472	1,262,151
Hana Financial Group Inc.	25,840	866,751
Hankook Tire Co. Ltd.	29,784	1,137,210
Hyundai Engineering & Construction Co. Ltd.	8,840	433,739
Hyundai Marine & Fire Insurance Co. Ltd.	16,592	592,809
Kangwon Land Inc.	18,904	543,873
KB Financial Group Inc.	62,696	2,639,949
LG Chem Ltd.	7,344	2,263,573
LG Corp.	17,544	1,130,003
LG Display Co. Ltd.	82,688	1,294,593
LG Electronics Inc.	26,248	1,697,649
LG Household & Health Care Ltd.	1,360	1,407,378
LG Innotek Co. Ltd.	5,032	448,007
Lotte Chemical Corp.	2,584	628,164
NAVER Corp.	10,336	1,166,425
NCSoft Corp.	1,496	683,306
POSCO	15,504	3,423,204
Samsung Card Co. Ltd.	13,328	384,044
Samsung Electro-Mechanics Co. Ltd.	5,848	628,649
Samsung Electronics Co. Ltd.	425,136	15,872,199
Samsung Fire & Marine Insurance Co. Ltd.	4,488	1,091,021
Samsung SDI Co. Ltd.	5,440	1,002,150
Shinhan Financial Group Co. Ltd.	96,968	3,564,014
SK Holdings Co. Ltd.	6,664	1,673,505
SK Hynix Inc.	37,264	2,313,729
SK Innovation Co. Ltd.	6,936	1,215,865
SK Telecom Co. Ltd.	4,896	1,264,456
S-Oil Corp.	6,528	643,511
ViroMed Co. Ltd.(b)	2,448	430,876

		56,909,064

Security	Shares	Value

Taiwan — 12.3%
Acer Inc.	1,496,000	$966,524
ASE Technology Holding Co. Ltd.	680,186	1,377,972
Cathay Financial Holding Co. Ltd.	1,904,000	3,001,127
China Steel Corp.	2,312,000	1,801,471
Chunghwa Telecom Co. Ltd.	1,768,000	6,141,779
Delta Electronics Inc.	272,000	1,147,996
E.Sun Financial Holding Co. Ltd.	5,712,514	3,857,614
Eva Airways Corp.	3,701,863	1,934,970
Far Eastern New Century Corp.	1,360,000	1,256,173
Far EasTone Telecommunications Co. Ltd.	272,000	640,228
Fubon Financial Holding Co. Ltd.	1,960,000	3,105,303
Hiwin Technologies Corp.	18,496	144,418
Hotai Motor Co. Ltd.	141,000	1,084,915
Inventec Corp.	1,632,000	1,170,956
Lite-On Technology Corp.	680,039	902,995
MediaTek Inc.	142,000	1,094,914
President Chain Store Corp.	136,000	1,404,087
Taiwan Business Bank	1,904,000	652,150
Taiwan Semiconductor Manufacturing Co. Ltd.	2,720,000	19,913,316
United Microelectronics Corp.	1,496,000	560,973
Wistron Corp.	2,448,768	1,554,256
Yageo Corp.	1,000	12,012

		53,726,149

Thailand — 3.4%
BTS Group Holdings PCL, NVDR	9,710,400	2,790,218
Central Pattana PCL, NVDR	666,400	1,534,924
Kasikornbank PCL, NVDR	264,600	1,556,825
Minor International PCL, NVDR	2,026,400	2,233,584
PTT Exploration & Production PCL, NVDR	285,600	1,146,308
PTT PCL, NVDR	1,241,500	1,859,183
Siam Cement PCL (The), NVDR	204,000	2,741,710
Siam Commercial Bank PCL (The), NVDR	244,800	1,034,654

		14,897,406

Turkey — 0.6%
Anadolu Efes Biracilik Ve Malt Sanayii AS	116,280	468,279
Arcelik AS	360,808	1,074,997
Aselsan Elektronik Sanayi Ve Ticaret AS	86,904	442,023
KOC Holding AS	210,120	615,628

		2,600,927

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	826,200	1,765,697
DP World Ltd.	21,080	344,869
First Abu Dhabi Bank PJSC	307,880	1,139,939

		3,250,505

Total Common Stocks — 95.2% (Cost: $433,203,737)		415,376,530

Preferred Stocks

Brazil — 3.5%
Banco Bradesco SA, Preference Shares, NVS	448,855	4,455,188
Cia. Brasileira de Distribuicao, Preference Shares, NVS	40,800	878,272
Cia. Energetica de Minas Gerais, Preference Shares, NVS	353,682	1,160,137
Gerdau SA, Preference Shares, NVS	95,200	380,328
Itau Unibanco Holding SA, Preference Shares, NVS	530,410	4,930,672
Itausa-Investimentos Itau SA, Preference Shares, NVS	652,831	2,079,058

40

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI EM ETF (Formerly iShares MSCI EM ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Telefonica Brasil SA, Preference Shares, NVS	122,400	$1,453,398

		15,337,053

Chile — 0.4%
Embotelladora Andina SA, Class B, Preference Shares	234,192	825,770
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	16,048	710,035

		1,535,805

South Korea — 0.6%
Samsung Electronics Co. Ltd., Preference Shares, NVS	87,312	2,628,824

Total Preferred Stocks — 4.5% (Cost: $18,338,688)		19,501,682

Rights

China — 0.0%
Fosun International Ltd. (Expires 12/05/18)(b)	565	—
Xinyi Solar Holdings Ltd. (Expires 12/12/18)(b)	140,400	—

		—

Total Rights — 0.0% (Cost: $0)		—

Warrants

Thailand — 0.0%
BTS Group Holdings PCL, NVDR (Expires 12/29/19)(b)	1,034,799	—

Total Warrants — 0.0% (Cost: $0)		—

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(e)(f)(g)	12,037,219	$12,038,423
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(e)(f)	746,240	746,240

		12,784,663

Total Short-Term Investments — 2.9% (Cost: $12,785,096)		12,784,663

Total Investments in Securities — 102.6% (Cost: $464,327,521)		447,662,875

Other Assets, Less Liabilities — (2.6)%		(11,181,415)

Net Assets — 100.0%		$436,481,460

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,597,393	(6,560,174)	12,037,219	$12,038,423	$34,567	(a)	$(118)	$(2,926)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	746,240	746,240	746,240	1,951		—	—

				$12,784,663	$36,518		$(118)	$(2,926)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	35	12/21/18	$1,749	$31,103

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

41

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI EM ETF (Formerly iShares MSCI EM ESG Optimized ETF)

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$411,647,569	$3,728,961		$—	$415,376,530
Preferred Stocks	19,501,682	—		—	19,501,682
Rights	—	0	(a)	—	0	(a)
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	12,784,663	—		—	12,784,663

	$443,933,914	$3,728,961		$—	$447,662,875

Derivative financial instruments(b)
Assets
Futures Contracts	$31,103	$—		$—	$31,103

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

42

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 29.5%
Australia & New Zealand Banking Group Ltd.	3,774,244	$73,864,599
Bank of Queensland Ltd.	524,176	3,801,001
Bendigo & Adelaide Bank Ltd.	640,150	4,992,575
Commonwealth Bank of Australia	2,311,399	120,229,058
National Australia Bank Ltd.	3,585,711	64,518,991
Westpac Banking Corp.	4,508,040	85,493,144

		352,899,368

Beverages — 1.2%
Coca-Cola Amatil Ltd.	666,018	4,202,147
Treasury Wine Estates Ltd.	943,901	9,753,365

		13,955,512

Biotechnology — 6.4%
CSL Ltd.	594,187	76,974,760

Capital Markets — 3.9%
ASX Ltd.	254,158	11,189,757
Macquarie Group Ltd.	424,710	35,486,732

		46,676,489

Chemicals — 1.0%
Incitec Pivot Ltd.	2,147,439	5,896,309
Orica Ltd.	497,456	6,357,177

		12,253,486

Commercial Services & Supplies — 1.3%
Brambles Ltd.	2,090,957	15,681,483

Construction & Engineering — 0.3%
CIMIC Group Ltd.	127,799	3,789,004

Construction Materials — 1.1%
Boral Ltd.	1,537,093	5,724,557
James Hardie Industries PLC.	581,901	6,798,932

		12,523,489

Containers & Packaging — 1.3%
Amcor Ltd./Australia	1,521,116	14,917,977

Diversified Financial Services — 1.0%
AMP Ltd.	3,845,191	6,823,321
Challenger Ltd./Australia	723,406	5,029,104

		11,852,425

Diversified Telecommunication Services — 1.2%
Telstra Corp. Ltd.	5,474,676	11,713,795
TPG Telecom Ltd.(a)	486,424	2,553,968

		14,267,763

Electric Utilities — 0.2%
AusNet Services	2,377,276	2,682,129

Energy Equipment & Services — 0.3%
WorleyParsons Ltd.	421,723	4,065,115

Equity Real Estate Investment Trusts (REITs) — 6.7%
BGP Holdings PLC(b)(c)	18,888,372	214
Dexus	1,335,998	10,204,908
Goodman Group	2,134,196	15,974,591
GPT Group (The)	2,380,785	9,162,255
Mirvac Group	4,871,699	7,791,053
Scentre Group	6,983,407	19,888,569
Stockland	3,205,820	8,521,422

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vicinity Centres	4,323,453	$8,429,728

		79,972,740

Food & Staples Retailing — 4.1%
Coles Group Ltd.(c)	1,489,199	12,734,480
Woolworths Group Ltd.	1,724,935	36,428,610

		49,163,090

Gas Utilities — 0.8%
APA Group	1,548,305	9,949,718

Health Care Equipment & Supplies — 0.8%
Cochlear Ltd.	75,801	9,370,271

Health Care Providers & Services — 1.4%
Ramsay Health Care Ltd.	186,419	7,381,103
Sonic Healthcare Ltd.	529,922	8,823,043

		16,204,146

Hotels, Restaurants & Leisure — 2.5%
Aristocrat Leisure Ltd.	754,804	13,041,289
Crown Resorts Ltd.	497,407	4,249,808
Domino’s Pizza Enterprises Ltd.(a)	78,623	2,640,490
Flight Centre Travel Group Ltd.	73,228	2,612,242
Tabcorp Holdings Ltd.	2,512,359	7,870,649

		30,414,478

Insurance — 4.5%
Insurance Australia Group Ltd.	3,034,906	16,134,228
Medibank Pvt Ltd.	3,627,772	6,411,017
QBE Insurance Group Ltd.	1,766,999	14,606,774
Suncorp Group Ltd.	1,705,470	16,588,988

		53,741,007

Interactive Media & Services — 0.3%
REA Group Ltd.	69,198	3,843,957

IT Services — 0.7%
Computershare Ltd.	608,074	8,059,436

Metals & Mining — 14.1%
Alumina Ltd.	3,219,403	5,242,661
BHP Billiton Ltd.	4,218,464	94,541,571
BlueScope Steel Ltd.	714,267	5,857,495
Fortescue Metals Group Ltd.	2,045,402	5,974,619
Newcrest Mining Ltd.	1,008,363	15,279,410
Rio Tinto Ltd.	487,503	26,087,612
South32 Ltd.	6,723,678	15,220,895

		168,204,263

Multi-Utilities — 1.0%
AGL Energy Ltd.	861,005	11,826,767

Multiline Retail — 3.0%
Harvey Norman Holdings Ltd.	785,476	1,812,557
Wesfarmers Ltd.	1,489,199	34,353,733

		36,166,290

Oil, Gas & Consumable Fuels — 5.6%
Caltex Australia Ltd.	342,076	6,877,022
Oil Search Ltd.	1,805,749	9,639,319
Origin Energy Ltd.(c)	2,312,551	10,943,038
Santos Ltd.	2,325,175	9,372,734
Washington H Soul Pattinson & Co. Ltd.	141,491	2,709,150
Woodside Petroleum Ltd.	1,229,553	27,888,187

		67,429,450

43

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 0.5%
Seek Ltd.	438,147	$5,912,803

Real Estate Management & Development — 0.6%
LendLease Group	754,241	6,972,932

Road & Rail — 0.7%
Aurizon Holdings Ltd.	2,615,861	8,042,079

Transportation Infrastructure — 3.0%
Sydney Airport	1,451,674	7,208,578
Transurban Group	3,434,613	28,567,557

		35,776,135

Total Common Stocks — 99.0% (Cost: $1,513,157,853)		1,183,588,562

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	4,708,284	4,708,755

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	502,014	$502,014

		5,210,769

Total Short-Term Investments — 0.5% (Cost: $5,210,456)		5,210,769

Total Investments in Securities — 99.5% (Cost: $1,518,368,309)		1,188,799,331

Other Assets, Less Liabilities — 0.5%		6,502,469

Net Assets — 100.0%		$1,195,301,800

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,082,269	(373,985)	4,708,284	$4,708,755	$8,228	(a)	$(299)	$(831)
BlackRock Cash Funds: Treasury, SL Agency Shares	358,813	143,201	502,014	502,014	2,263		—	—

				$5,210,769	$10,491		$(299)	$(831)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	110	12/20/18	$11,394	$(551,145)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

44

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Australia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,183,588,348	$—	$214	$1,183,588,562
Money Market Funds	5,210,769	—	—	5,210,769

	$1,188,799,117	$—	$214	$1,188,799,331

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(551,145)	$—	$—	$(551,145)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

45

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Austria ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
FACC AG(a)	60,717	$1,058,701

Air Freight & Logistics — 2.6%
Oesterreichische Post AG	74,516	2,743,737

Banks — 33.2%
BAWAG Group AG(b)	80,568	3,533,984
Erste Group Bank AG	590,618	23,305,148
Raiffeisen Bank International AG	274,708	8,099,435

		34,938,567

Chemicals — 2.7%
Lenzing AG	29,531	2,815,352

Construction & Engineering — 0.8%
Porr AG(a)	36,314	822,331

Construction Materials — 4.5%
Wienerberger AG	209,405	4,694,557

Diversified Telecommunication Services — 2.6%
Telekom Austria AG	369,152	2,712,641

Electric Utilities — 5.7%
EVN AG	91,284	1,455,257
Verbund AG	111,508	4,560,329

		6,015,586

Electrical Equipment — 0.9%
Zumtobel Group AG(a)(c)	91,613	902,960

Electronic Equipment, Instruments & Components — 1.9%
AT&S Austria Technologie & Systemtechnik AG	66,344	1,328,086
Kapsch TrafficCom AG	19,723	692,273

		2,020,359

Energy Equipment & Services — 2.1%
Schoeller-Bleckmann Oilfield Equipment AG	26,338	2,203,787

Food Products — 0.4%
Agrana Beteiligungs AG	22,775	469,323

Hotels, Restaurants & Leisure — 1.7%
DO & CO AG	17,031	1,764,427

Insurance — 4.7%
UNIQA Insurance Group AG	275,822	2,654,546
Vienna Insurance Group AG Wiener Versicherung Gruppe	87,319	2,246,257

		4,900,803

Security	Shares	Value

Machinery — 5.5%
ANDRITZ AG	96,763	$4,658,488
Palfinger AG	15,088	480,044
Semperit AG Holding(a)(c)	45,305	644,285

		5,782,817

Metals & Mining — 4.4%
voestalpine AG	138,562	4,604,629

Oil, Gas & Consumable Fuels — 14.0%
OMV AG	291,764	14,740,211

Real Estate Management & Development — 10.4%
CA Immobilien Anlagen AG	135,112	4,344,649
IMMOFINANZ AG	188,455	4,668,715
S IMMO AG	110,920	1,959,192

		10,972,556

Total Common Stocks — 99.1% (Cost: $121,562,793)		104,163,344

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	2,153,368	2,153,583
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	57,109	57,109

		2,210,692

Total Short-Term Investments — 2.1% (Cost: $2,210,659)		2,210,692

Total Investments in Securities — 101.2% (Cost: $123,773,452)		106,374,036

Other Assets, Less Liabilities — (1.2)%	.	(1,223,306)

Net Assets — 100.0%		$105,150,730

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

46

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Austria ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,873,786	(1,720,418)	2,153,368	$2,153,583	$25,811	(a)	$(533)	$(75)
BlackRock Cash Funds: Treasury, SL Agency Shares	46,016	11,093	57,109	57,109	265		—	—

				$2,210,692	$26,076		$(533)	$(75)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$104,163,344	$—	$—	$104,163,344
Money Market Funds	2,210,692	—	—	2,210,692

	$106,374,036	$—	$—	$106,374,036

47

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Belgium ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.9%
bpost SA	33,965	$438,793

Banks — 10.4%
KBC Group NV	68,096	4,888,249

Beverages — 22.3%
Anheuser-Busch InBev SA/NV	135,969	10,413,241

Biotechnology — 3.9%
Argenx SE(a)	5,513	536,196
Galapagos NV(a)(b)	12,720	1,285,542

		1,821,738

Capital Markets — 1.0%
Gimv NV	8,343	451,536

Chemicals — 11.1%
Recticel SA	19,472	145,952
Solvay SA	18,575	2,008,934
Tessenderlo Group SA(a)	11,929	414,653
Umicore SA	60,163	2,610,342

		5,179,881

Construction & Engineering — 0.8%
Cie. d’Entreprises CFE	3,739	396,254

Distributors — 0.9%
D’ieteren SA/NV	10,982	440,923

Diversified Financial Services — 10.2%
Ackermans & van Haaren NV	7,365	1,183,307
Groupe Bruxelles Lambert SA	22,379	2,014,421
KBC Ancora	13,178	610,559
Sofina SA	4,745	955,235

		4,763,522

Diversified Telecommunication Services — 2.7%
Proximus SADP	46,201	1,278,483

Electric Utilities — 1.4%
Elia System Operator SA/NV	10,078	672,097

Electronic Equipment, Instruments & Components — 1.0%
Barco NV	4,003	448,254

Entertainment — 0.9%
Kinepolis Group NV	6,958	407,303

Equity Real Estate Investment Trusts (REITs) — 7.1%
Aedifica SA	6,965	579,630
Befimmo SA	8,600	503,421
Cofinimmo SA	7,383	899,472
Intervest Offices & Warehouses NV	12,977	296,803
Montea CVA	581	37,760
Retail Estates NV	2,954	246,502
Warehouses De Pauw CVA	5,843	767,425

		3,331,013

Food & Staples Retailing — 2.6%
Colruyt SA	18,775	1,199,801

Food Products — 0.3%
Greenyard NV(b)	13,891	123,308

Security	Shares	Value

Health Care Equipment & Supplies — 1.1%
Biocartis NV(a)(c)	22,014	$296,113
Ion Beam Applications(a)(b)	11,239	209,969

		506,082

Health Care Providers & Services — 0.8%
Fagron(b)	20,780	354,569

Health Care Technology — 0.8%
AGFA-Gevaert NV(a)	86,067	370,308

Insurance — 4.3%
Ageas	42,169	2,035,883

IT Services — 0.5%
Econocom Group SA/NV(b)	65,110	237,528

Media — 1.9%
Telenet Group Holding NV	17,722	879,281

Metals & Mining — 0.8%
Bekaert SA	15,057	393,134

Oil, Gas & Consumable Fuels — 1.7%
Euronav NV	62,005	541,984
Exmar NV(a)	31,689	242,907

		784,891

Personal Products — 1.3%
Ontex Group NV	27,818	586,158

Pharmaceuticals — 6.6%
Mithra Pharmaceuticals SA(a)(b)	5,745	168,474
UCB SA	34,653	2,912,871

		3,081,345

Semiconductors & Semiconductor Equipment — 1.0%
Melexis NV	7,718	456,161

Textiles, Apparel & Luxury Goods — 0.6%
Sioen Industries NV	5,885	162,251
Van de Velde NV	4,615	121,750

		284,001

Wireless Telecommunication Services — 0.7%
Orange Belgium SA	17,682	330,337

Total Common Stocks — 99.6% (Cost: $57,007,374)		46,554,074

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	1,811,356	1,811,538
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	19,487	19,487

		1,831,025

Total Short-Term Investments — 3.9% (Cost: $1,830,964)		1,831,025

Total Investments in Securities — 103.5% (Cost: $58,838,338)		48,385,099

Other Assets, Less Liabilities — (3.5)%	.	(1,618,412)

Net Assets — 100.0%		$46,766,687

48

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Belgium ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,512,858	298,498	1,811,356	$1,811,538	$14,145	(a)	$70	$(294)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,487	4,000	19,487	19,487	104		—	—

				$1,831,025	$14,249		$70	$(294)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$46,554,074	$—	$—	$46,554,074
Money Market Funds	1,831,025	—	—	1,831,025

	$48,385,099	$—	$—	$48,385,099

49

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Embraer SA	15,286,587	$86,003,819

Banks — 5.8%
Banco Bradesco SA	12,632,678	109,510,595
Banco do Brasil SA	18,293,887	210,709,244
Banco Santander Brasil SA, NVS	9,426,375	103,926,587

		424,146,426

Beverages — 4.5%
Ambev SA	75,693,555	330,529,305

Capital Markets — 4.3%
B3 SA - Brasil, Bolsa, Balcao	43,537,277	316,855,376

Containers & Packaging — 1.0%
Klabin SA, NVS	16,484,300	71,258,394

Diversified Consumer Services — 1.2%
Kroton Educacional SA	31,793,019	86,153,272

Electric Utilities — 1.7%
Centrais Eletricas Brasileiras SA(a)	6,997,700	44,119,390
Equatorial Energia SA	4,390,900	82,315,210

		126,434,600

Food & Staples Retailing — 1.8%
Atacadao Distribuicao Comercio e Industria Ltda	10,988,300	47,925,640
Raia Drogasil SA	5,282,100	84,695,177

		132,620,817

Food Products — 2.3%
BRF SA(a)	12,457,850	71,278,656
JBS SA	23,073,407	70,087,230
M. Dias Branco SA	3,040,300	31,707,062

		173,072,948

Independent Power and Renewable Electricity Producers — 0.7%
Engie Brasil Energia SA	4,409,975	48,950,404

Insurance — 3.5%
BB Seguridade Participacoes SA	15,454,795	112,955,454
IRB Brasil Resseguros S/A	3,004,500	58,038,305
Porto Seguro SA	2,997,720	40,121,235
Sul America SA, NVS	6,250,749	43,394,536

		254,509,530

Internet & Direct Marketing Retail — 0.6%
B2W Cia. Digital(a)	4,778,600	47,196,506

IT Services — 1.0%
Cielo SA	29,190,596	71,718,405

Machinery — 1.2%
WEG SA	19,085,781	87,774,496

Metals & Mining — 11.3%
Cia. Siderurgica Nacional SA(a)	17,505,869	40,073,567
Vale SA	58,012,932	790,513,784

		830,587,351

Multiline Retail — 3.2%
Lojas Renner SA	15,553,190	156,944,805
Magazine Luiza SA	1,866,900	79,319,641

		236,264,446

Oil, Gas & Consumable Fuels — 6.6%
Cosan SA	4,592,150	40,839,654

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro SA	47,780,169	$346,871,104
Ultrapar Participacoes SA	8,127,955	99,113,728

		486,824,486

Paper & Forest Products — 2.9%
Fibria Celulose SA	5,696,751	107,648,423
Suzano Papel e Celulose SA	9,984,230	105,361,609

		213,010,032

Personal Products — 0.7%
Natura Cosmeticos SA	5,013,865	52,936,208

Pharmaceuticals — 0.9%
Hypera SA	8,312,000	68,859,089

Real Estate Management & Development — 1.5%
BR Malls Participacoes SA	20,231,738	67,929,935
Multiplan Empreendimentos Imobiliarios SA	7,609,438	45,580,431

		113,510,366

Road & Rail — 2.6%
Localiza Rent a Car SA	11,708,831	81,316,363
Rumo SA(a)	25,014,590	112,587,604

		193,903,967

Specialty Retail — 0.3%
Petrobras Distribuidora SA	3,510,800	22,153,159

Transportation Infrastructure — 1.3%
CCR SA	27,967,965	93,760,675

Water Utilities — 0.8%
Cia. de Saneamento Basico do Estado de Sao Paulo	8,342,500	60,779,595

Wireless Telecommunication Services — 0.9%
TIM Participacoes SA	20,607,225	63,074,659

Total Common Stocks — 63.8% (Cost: $3,575,506,099)		4,692,888,331

Preferred Stocks

Banks — 22.2%
Banco Bradesco SA, Preference Shares, NVS	59,897,989	594,527,887
Itau Unibanco Holding SA, Preference Shares, NVS	88,925,747	826,650,513
Itausa-Investimentos Itau SA, Preference Shares, NVS	66,737,127	212,536,427

		1,633,714,827

Chemicals — 0.8%
Braskem SA, Class A, Preference Shares, NVS	4,389,256	61,373,462

Diversified Telecommunication Services — 1.6%
Telefonica Brasil SA, Preference Shares, NVS	9,828,064	116,700,017

Electric Utilities — 1.7%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	6,707,246	49,021,680
Cia. Energetica de Minas Gerais, Preference Shares, NVS	22,662,470	74,336,738

		123,358,418

Food & Staples Retailing — 1.1%
Cia. Brasileira de Distribuicao, Preference Shares, NVS	3,842,764	82,720,384

Metals & Mining — 1.3%
Gerdau SA, Preference Shares, NVS	23,377,226	93,393,068

50

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 1.2%
Lojas Americanas SA, Preference Shares, NVS	17,389,317	$88,454,485

Oil, Gas & Consumable Fuels — 5.8%
Petroleo Brasileiro SA, Preference Shares, NVS	64,837,783	426,027,138

Total Preferred Stocks — 35.7% (Cost: $1,605,222,799)		2,625,741,799

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(b)(c)	10,870,479	10,870,479

Total Short-Term Investments — 0.2% (Cost: $10,870,479)		10,870,479

Total Investments in Securities — 99.7% (Cost: $5,191,599,377)		7,329,500,609

Other Assets, Less Liabilities — 0.3%		25,094,047

Net Assets — 100.0%		$7,354,594,656

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,435,968	7,434,511	10,870,479	$10,870,479	$24,233	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	705	12/21/18	$35,236	$(142,714)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

51

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Brazil ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,692,888,331	$—	$—	$4,692,888,331
Preferred Stocks	2,625,741,799	—	—	2,625,741,799
Money Market Funds	10,870,479	—	—	10,870,479

	$7,329,500,609	$—	$—	$7,329,500,609

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(142,714)	$—	$—	$(142,714)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

52

Consolidated Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 8.9%
Ambev SA	344,165	$1,502,857
Atacadao Distribuicao Comercio e Industria Ltda	27,900	121,686
B2W Cia. Digital(a)	9,300	91,853
B3 SA - Brasil, Bolsa, Balcao	148,869	1,083,438
Banco Bradesco SA	74,439	645,299
Banco do Brasil SA	65,189	750,848
Banco Santander Brasil SA, NVS	27,900	307,600
BB Seguridade Participacoes SA	46,500	339,858
BR Malls Participacoes SA	58,518	196,480
BRF SA(a)	37,200	212,843
CCR SA	83,700	280,599
Centrais Eletricas Brasileiras SA(a)	18,600	117,270
Cia. de Saneamento Basico do Estado de Sao Paulo	27,900	203,267
Cia. Siderurgica Nacional SA(a)	46,500	106,446
Cielo SA	93,021	228,543
Cosan SA	9,300	82,708
Embraer SA	46,500	261,614
Engie Brasil Energia SA	9,300	103,229
Equatorial Energia SA	9,300	174,345
Fibria Celulose SA	18,641	352,249
Hypera SA	27,900	231,132
IRB Brasil Resseguros S/A	9,300	179,649
JBS SA	65,152	197,904
Klabin SA, NVS	37,200	160,808
Kroton Educacional SA	102,364	277,388
Localiza Rent a Car SA	37,279	258,898
Lojas Renner SA	55,860	563,675
M. Dias Branco SA	9,300	96,989
Magazine Luiza SA	9,300	395,132
Multiplan Empreendimentos Imobiliarios SA	18,630	111,593
Natura Cosmeticos SA	9,300	98,189
Petrobras Distribuidora SA	27,900	176,049
Petroleo Brasileiro SA	213,900	1,552,856
Porto Seguro SA	9,300	124,470
Raia Drogasil SA	18,650	299,041
Rumo SA(a)	83,700	376,723
Sul America SA, NVS	18,689	129,745
Suzano Papel e Celulose SA	27,900	294,423
TIM Participacoes SA	65,169	199,469
Ultrapar Participacoes SA	27,900	340,218
Vale SA	232,529	3,168,559
WEG SA	63,472	291,904

		16,687,846

China — 60.7%
3SBio Inc.(b)	93,000	136,902
51job Inc., ADR(a)	1,953	132,960
58.com Inc., ADR(a)	6,789	404,556
AAC Technologies Holdings Inc.	60,500	428,678
Agile Group Holdings Ltd.	186,000	252,413
Agricultural Bank of China Ltd., Class A	172,200	88,379
Agricultural Bank of China Ltd., Class H	2,046,000	925,514
Air China Ltd., Class H	186,000	179,921
Alibaba Group Holding Ltd., ADR(a)(c)	94,488	15,199,340
Alibaba Health Information Technology Ltd.(a)	264,000	236,143
Alibaba Pictures Group Ltd.(a)	930,000	144,983
Aluminum Corp. of China Ltd., Class H(a)	372,000	133,099
Angang Steel Co. Ltd., Class A	48,900	38,806
Anhui Conch Cement Co. Ltd., Class H	93,000	485,455

Security	Shares	Value

China (continued)
ANTA Sports Products Ltd.	93,040	$422,652
Anxin Trust Co. Ltd., Class A	39,600	27,953
Autohome Inc., ADR	4,371	359,908
AviChina Industry & Technology Co. Ltd., Class H	93,000	65,242
BAIC Motor Corp. Ltd., Class H(b)	139,500	85,564
Baidu Inc., ADR(a)	20,274	3,817,189
Bank of China Ltd., Class H	5,859,000	2,560,493
Bank of Communications Co. Ltd., Class H	651,200	495,114
Baozun Inc., ADR(a)(c)	2,139	75,443
BBMG Corp., Class H	186,000	59,895
Beijing Capital International Airport Co. Ltd., Class H	186,000	206,779
Beijing Enterprises Holdings Ltd.	46,500	272,734
Beijing Enterprises Water Group Ltd.	372,000	215,335
BOC Aviation Ltd.(b)(c)	18,600	143,319
BOE Technology Group Co. Ltd., Class A	65,100	26,018
Brilliance China Automotive Holdings Ltd.	186,000	164,472
BYD Co. Ltd., Class H(c)	46,500	348,494
BYD Electronic International Co. Ltd.	46,500	65,242
CGN Power Co. Ltd., Class H(b)	651,000	161,383
China Agri-Industries Holdings Ltd.	93,000	35,176
China Cinda Asset Management Co. Ltd., Class H	744,000	199,649
China CITIC Bank Corp. Ltd., Class H	651,000	412,607
China Coal Energy Co. Ltd., Class H	186,000	74,393
China Communications Construction Co. Ltd., Class H	279,000	270,952
China Communications Services Corp. Ltd., Class H	186,800	155,871
China Conch Venture Holdings Ltd.	139,500	432,275
China Construction Bank Corp., Class A	37,200	35,564
China Construction Bank Corp., Class H	7,068,370	6,024,474
China Eastern Airlines Corp. Ltd., Class A	97,000	73,212
China Everbright Bank Co. Ltd., Class H	288,000	127,701
China Everbright International Ltd.	266,000	232,494
China Evergrande Group	186,000	585,874
China First Capital Group Ltd.(a)	186,000	90,317
China Galaxy Securities Co. Ltd., Class H	232,500	124,780
China Gas Holdings Ltd.	130,200	446,714
China Grand Automotive Services Co. Ltd., Class A	9,300	5,682
China Hongqiao Group Ltd.	139,500	86,455
China Huarong Asset Management Co. Ltd., Class H(b)	558,000	114,798
China Huishan Dairy Holdings Co. Ltd.(a)(d)	51,450	789
China International Capital Corp. Ltd., Class H(b)	74,400	141,465
China Jinmao Holdings Group Ltd.	372,000	178,258
China Life Insurance Co. Ltd., Class H	558,000	1,197,892
China Literature Ltd.(a)(b)	18,600	97,448
China Longyuan Power Group Corp. Ltd., Class H	186,000	146,171
China Medical System Holdings Ltd.	97,000	105,729
China Mengniu Dairy Co. Ltd.	186,000	575,178
China Merchants Bank Co. Ltd., Class A	38,800	159,253
China Merchants Bank Co. Ltd., Class H	279,456	1,155,212
China Merchants Port Holdings Co. Ltd.	186,000	337,977
China Minsheng Banking Corp. Ltd., Class H	465,000	343,443
China Mobile Ltd.	465,000	4,613,903
China Molybdenum Co. Ltd., Class H	279,000	113,728
China National Building Material Co. Ltd., Class H	232,000	180,542
China National Nuclear Power Co. Ltd., Class A	67,500	51,626
China Oilfield Services Ltd., Class H	186,000	173,504
China Overseas Land & Investment Ltd.	372,800	1,300,507
China Pacific Insurance Group Co. Ltd., Class H	186,000	658,365
China Petroleum & Chemical Corp., Class H	1,860,600	1,581,061
China Power International Development Ltd.	186,000	43,495
China Railway Construction Corp. Ltd., Class H	151,500	193,979

53

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Railway Group Ltd., Class H	279,000	$256,335
China Railway Signal & Communication Corp. Ltd., Class H(b)	97,000	68,544
China Reinsurance Group Corp., Class H	372,000	77,483
China Resources Beer Holdings Co. Ltd.	112,000	379,261
China Resources Cement Holdings Ltd.	186,000	181,585
China Resources Gas Group Ltd.	59,000	237,862
China Resources Land Ltd.	186,444	690,908
China Resources Pharmaceutical Group Ltd.(b)	93,000	136,664
China Resources Power Holdings Co. Ltd.	186,200	352,616
China Shenhua Energy Co. Ltd., Class H	232,500	516,353
China Southern Airlines Co. Ltd., Class H	186,000	126,682
China State Construction Engineering Corp. Ltd., Class A	65,100	54,002
China State Construction International Holdings Ltd.	186,000	162,096
China Taiping Insurance Holdings Co. Ltd.	111,640	369,482
China Telecom Corp. Ltd., Class H	930,000	500,310
China Tower Corp. Ltd., Class H(a)(b)	2,976,000	441,128
China Traditional Chinese Medicine Holdings Co. Ltd.	186,000	123,592
China Travel International Investment Hong Kong Ltd.	186,000	51,576
China Unicom Hong Kong Ltd.	415,900	482,026
China Vanke Co. Ltd., Class H	93,001	319,679
China Yangtze Power Co. Ltd., Class A	18,600	38,372
China Zhongwang Holdings Ltd.	148,800	68,641
Chong Sing Holdings FinTech Group(a)	428,000	12,415
Chongqing Changan Automobile Co. Ltd., Class B	12,800	5,986
Chongqing Rural Commercial Bank Co. Ltd., Class H	186,000	108,618
CIFI Holdings Group Co. Ltd.	186,000	93,169
CITIC Ltd.	465,000	746,305
CITIC Securities Co. Ltd., Class H	186,000	347,008
CNOOC Ltd.	1,302,000	2,212,772
COSCO SHIPPING Development Co. Ltd., Class A(a)	37,200	12,514
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	38,800	22,870
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	186,000	75,581
COSCO SHIPPING Ports Ltd.	186,000	188,715
Country Garden Holdings Co. Ltd.	558,046	685,992
Country Garden Services Holdings Co. Ltd.(a)	97,000	160,639
CRRC Corp. Ltd., Class H	354,400	330,591
CSPC Pharmaceutical Group Ltd.	372,000	752,960
Ctrip.com International Ltd., ADR(a)	29,109	839,795
Dali Foods Group Co. Ltd.(b)	139,500	102,855
Datang International Power Generation Co. Ltd., Class H	186,000	45,634
Dongfeng Motor Group Co. Ltd., Class H	186,000	179,446
ENN Energy Holdings Ltd.	55,800	500,904
Everbright Securities Co. Ltd., Class A	37,297	53,512
Far East Horizon Ltd.	186,000	185,150
Focus Media Information Technology Co. Ltd., Class A	49,739	41,116
Fosun International Ltd.	186,000	295,670
Founder Securities Co. Ltd., Class A	59,799	47,025
Fullshare Holdings Ltd.(c)	550,000	208,031
Future Land Development Holdings Ltd.	186,000	125,493
Fuyao Glass Industry Group Co. Ltd., Class H(b)	37,200	114,798
GDS Holdings Ltd., ADR(a)	4,371	128,901
Geely Automobile Holdings Ltd.	372,000	732,996
GF Securities Co. Ltd., Class H	93,000	137,853
GOME Retail Holdings Ltd.(a)(c)	837,400	74,904
Great Wall Motor Co. Ltd., Class H(c)	232,500	148,548
Greentown China Holdings Ltd.	46,500	37,909
Guangdong Investment Ltd.	186,000	358,892
Guangzhou Automobile Group Co. Ltd., Class H	292,235	303,970

Security	Shares	Value

China (continued)
Guangzhou R&F Properties Co. Ltd., Class H	74,400	$115,226
Guotai Junan Securities Co. Ltd., Class A	46,500	107,228
Guotai Junan Securities Co. Ltd., Class H(b)	18,600	38,646
Haier Electronics Group Co. Ltd.	113,000	263,088
Haitong Securities Co. Ltd., Class H	223,200	231,592
Hanergy Thin Film Power Group Ltd.(a)	7,709	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	9,300	36,326
Hengan International Group Co. Ltd.	46,500	379,986
HengTen Networks Group Ltd.(a)	1,488,000	51,338
Huadian Power International Corp. Ltd., Class A	46,500	30,484
Huaneng Power International Inc., Class H	372,000	231,973
Huaneng Renewables Corp. Ltd., Class H	372,000	116,937
Huatai Securities Co. Ltd., Class H(b)	130,200	215,288
Huayu Automotive Systems Co. Ltd., Class A	9,999	24,366
Huazhu Group Ltd., ADR(c)	9,765	307,988
Hubei Biocause Pharmaceutical Co. Ltd., Class A	49,700	42,442
Hubei Energy Group Co. Ltd., Class A	48,900	25,378
Hutchison China MediTech Ltd., ADR, NVS(a)	3,906	134,640
Industrial & Commercial Bank of China Ltd., Class A	70,700	54,175
Industrial & Commercial Bank of China Ltd., Class H	5,022,050	3,568,041
Industrial Bank Co. Ltd., Class A	40,400	92,580
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	9,300	31,861
Inner Mongolia Yitai Coal Co. Ltd., Class B	74,400	90,694
JD.com Inc., ADR(a)	53,103	1,127,377
Jiangxi Copper Co. Ltd., Class H	93,000	112,302
Kaisa Group Holdings Ltd.	186,000	59,657
Kangmei Pharmaceutical Co. Ltd., Class A	9,300	14,079
Kingboard Holdings Ltd.	46,500	132,802
Kingboard Laminates Holdings Ltd.	93,000	88,535
Kingdee International Software Group Co. Ltd.	186,000	185,388
Kingsoft Corp. Ltd.	93,000	155,441
Kunlun Energy Co. Ltd.	186,000	225,080
KWG Group Holdings Ltd.	93,000	82,712
Lee & Man Paper Manufacturing Ltd.	93,000	84,256
Legend Holdings Corp., Class H(b)	18,600	54,785
Lenovo Group Ltd.	558,000	402,862
Logan Property Holdings Co. Ltd.	186,000	217,474
Longfor Group Holdings Ltd.	93,000	261,445
Luxshare Precision Industry Co. Ltd., Class A	12,870	27,920
Luye Pharma Group Ltd.(b)(c)	93,000	74,155
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	11,938	27,769
Meitu Inc.(a)(b)(c)	93,000	38,622
Metallurgical Corp. of China Ltd., Class A	105,500	47,018
Midea Group Co. Ltd., Class A	10,000	55,622
Momo Inc., ADR(a)	9,672	303,217
NetEase Inc., ADR	5,673	1,288,168
New China Life Insurance Co. Ltd., Class H	65,100	284,915
New Hope Liuhe Co. Ltd., Class A	48,900	49,632
New Oriental Education & Technology Group Inc., ADR(a).	10,602	606,010
Nexteer Automotive Group Ltd.	93,000	139,992
Nine Dragons Paper Holdings Ltd.	93,000	94,239
Ningbo Zhoushan Port Co. Ltd., Class A	37,200	19,574
Noah Holdings Ltd., ADR(a)	2,139	104,126
People’s Insurance Co. Group of China Ltd. (The), Class H	558,000	240,291
PetroChina Co. Ltd., Class H	1,488,000	1,043,877
PICC Property & Casualty Co. Ltd., Class H	560,322	574,946
Ping An Insurance Group Co. of China Ltd., Class A	19,400	177,075
Ping An Insurance Group Co. of China Ltd., Class H	372,000	3,598,428

54

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Postal Savings Bank of China Co. Ltd., Class H(b)	186,000	$112,421
Qingdao Haier Co. Ltd., Class A	9,300	18,384
Sanan Optoelectronics Co. Ltd., Class A	39,596	81,232
SDIC Power Holdings Co. Ltd., Class A	38,799	40,719
Semiconductor Manufacturing International Corp.(a)	186,200	171,073
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	184,000	172,814
Shanghai 2345 Network Holding Group Co. Ltd., Class A	13,050	7,242
Shanghai Electric Group Co. Ltd., Class A	49,700	36,297
Shanghai Electric Group Co. Ltd., Class H	190,000	64,582
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	50,000	172,507
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	74,480	100,474
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	65,100	160,551
Shanghai Pudong Development Bank Co. Ltd., Class A	48,100	74,060
Shenergy Co. Ltd., Class A	48,900	34,658
Shenwan Hongyuan Group Co. Ltd., Class A	187,999	120,002
Shenzhen Energy Group Co. Ltd., Class A	38,800	29,564
Shenzhen International Holdings Ltd.	93,000	186,576
Shenzhen Investment Ltd.	186,000	60,608
Shenzhou International Group Holdings Ltd.	55,000	667,668
Shimao Property Holdings Ltd.	93,000	229,834
Shui On Land Ltd.	232,500	54,963
Sichuan Chuantou Energy Co. Ltd., Class A	48,900	56,311
Sihuan Pharmaceutical Holdings Group Ltd.	279,000	62,034
SINA Corp./China(a)	4,650	301,180
Sino Biopharmaceutical Ltd.	465,000	424,253
Sino-Ocean Group Holding Ltd.	232,500	103,984
Sinopec Engineering Group Co. Ltd., Class H	93,000	86,158
Sinopec Shanghai Petrochemical Co. Ltd., Class H	187,000	84,829
Sinopharm Group Co. Ltd., Class H	74,400	366,498
Sinotrans Ltd., Class H	93,000	37,196
Sinotruk Hong Kong Ltd.	46,500	76,294
SOHO China Ltd.(a)	186,000	69,402
SSY Group Ltd.	186,000	190,855
Sun Art Retail Group Ltd.	186,000	207,730
Sunac China Holdings Ltd.	186,000	617,960
Suning.com Co. Ltd., Class A	39,600	60,859
Sunny Optical Technology Group Co. Ltd.	55,800	539,764
TAL Education Group, Class A, ADR(a)	24,552	689,175
Tencent Holdings Ltd.	418,500	16,684,918
Tingyi Cayman Islands Holding Corp.	186,000	241,004
Tongwei Co. Ltd., Class A	9,995	12,185
Towngas China Co. Ltd.	93,000	72,491
TravelSky Technology Ltd., Class H	93,000	250,155
Tsingtao Brewery Co. Ltd., Class H	40,000	162,796
Uni-President China Holdings Ltd.	93,000	84,732
Vipshop Holdings Ltd., ADR(a)	31,806	183,521
Want Want China Holdings Ltd.(c)	372,000	274,279
Wanxiang Qianchao Co. Ltd., Class A	29,500	23,283
Weibo Corp., ADR(a)(c)	3,441	219,123
Weichai Power Co. Ltd., Class H	187,100	200,829
Wuxi Biologics Cayman Inc.(a)(b)	46,500	389,790
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	29,499	46,735
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	18,600	18,396
Xinyi Solar Holdings Ltd.	250,000	93,601
Yanzhou Coal Mining Co. Ltd., Class H	186,000	166,849

Security	Shares	Value

China (continued)
Yonghui Superstores Co. Ltd., Class A	59,793	$62,064
Youngor Group Co. Ltd., Class A	38,899	42,781
Yuexiu Property Co. Ltd.	372,000	68,926
Yum China Holdings Inc.	25,296	906,356
Yuzhou Properties Co. Ltd.	93,000	40,762
YY Inc., ADR(a)	3,348	227,898
Zhaojin Mining Industry Co. Ltd., Class H	46,500	44,267
Zhejiang Longsheng Group Co. Ltd., Class A	39,600	51,636
Zhejiang Zheneng Electric Power Co. Ltd., Class A	37,200	24,013
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	9,300	38,088
Zhongjin Gold Corp. Ltd., Class A	9,300	10,455
Zhongsheng Group Holdings Ltd.	46,500	94,477
Zhuzhou CRRC Times Electric Co. Ltd., Class H	46,500	249,561
Zijin Mining Group Co. Ltd., Class A	37,200	18,130
Zijin Mining Group Co. Ltd., Class H	403,000	151,915
ZTE Corp., Class H(a)	60,648	119,192

		113,329,612

India — 17.7%
Adani Ports & Special Economic Zone Ltd.	39,712	208,346
Ambuja Cements Ltd.	43,989	137,247
Ashok Leyland Ltd.	90,604	146,056
Asian Paints Ltd.	21,111	407,696
Aurobindo Pharma Ltd.	19,902	231,502
Avenue Supermarts Ltd.(a)(b)	8,835	189,199
Axis Bank Ltd.(a)	132,897	1,193,203
Bajaj Auto Ltd.	6,231	245,476
Bajaj Finance Ltd.	13,020	474,078
Bajaj Finserv Ltd.	2,883	247,962
Bharat Forge Ltd.	15,443	124,938
Bharat Petroleum Corp. Ltd.	56,172	261,456
Bharti Airtel Ltd.	103,044	463,509
Bharti Infratel Ltd.	24,087	88,734
Bosch Ltd.	558	151,906
Britannia Industries Ltd.	4,092	186,105
Cadila Healthcare Ltd.	15,159	79,455
Cipla Ltd./India	26,133	202,798
Coal India Ltd.	50,778	178,428
Container Corp. of India Ltd.	4,185	40,529
Dabur India Ltd.	38,781	227,639
Divi’s Laboratories Ltd.	5,766	119,080
Dr. Reddy’s Laboratories Ltd.	8,463	330,554
Eicher Motors Ltd.	930	312,317
GAIL India Ltd.	54,033	265,959
Glenmark Pharmaceuticals Ltd.	10,509	98,486
Godrej Consumer Products Ltd.	26,367	283,872
Grasim Industries Ltd.	25,296	314,408
Havells India Ltd.	18,786	184,558
HCL Technologies Ltd.	41,292	601,354
Hero MotoCorp Ltd.	3,348	146,765
Hindalco Industries Ltd.	85,467	277,389
Hindustan Petroleum Corp. Ltd.	45,198	150,682
Hindustan Unilever Ltd.	47,988	1,207,704
Housing Development Finance Corp. Ltd.	116,901	3,336,195
ICICI Bank Ltd.	175,398	893,789
Indiabulls Housing Finance Ltd.	20,646	211,985
Indian Oil Corp. Ltd.	100,068	193,258
Infosys Ltd.	254,727	2,439,451
InterGlobe Aviation Ltd.(b)	6,882	102,521
ITC Ltd.	253,146	1,038,082
JSW Steel Ltd.	64,077	288,919

55

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Larsen & Toubro Ltd.	34,689	$712,992
LIC Housing Finance Ltd.	21,762	145,616
Lupin Ltd.	16,089	204,705
Mahindra & Mahindra Financial Services Ltd.	22,781	146,845
Mahindra & Mahindra Ltd.	54,963	623,721
Marico Ltd.	32,736	167,567
Maruti Suzuki India Ltd.	7,719	848,553
Motherson Sumi Systems Ltd.	71,377	159,458
Nestle India Ltd.	1,674	258,560
NTPC Ltd.	129,177	260,041
Oil & Natural Gas Corp. Ltd.	95,232	191,707
Page Industries Ltd.	372	144,739
Petronet LNG Ltd.	41,664	128,050
Pidilite Industries Ltd.	7,533	125,736
Piramal Enterprises Ltd.	6,135	193,658
Power Grid Corp. of India Ltd.	106,857	276,208
REC Ltd.	53,754	77,050
Reliance Industries Ltd.	207,855	3,482,045
Shree Cement Ltd.	651	154,003
Shriram Transport Finance Co. Ltd.	11,253	186,568
State Bank of India(a)	126,759	517,712
Sun Pharmaceutical Industries Ltd.	61,380	433,830
Tata Consultancy Services Ltd.	65,658	1,854,241
Tata Motors Ltd.(a)	106,764	263,406
Tata Power Co. Ltd. (The)	38,967	42,548
Tata Steel Ltd.	25,389	192,890
Tech Mahindra Ltd.	35,433	358,906
Titan Co. Ltd.	23,808	316,700
UltraTech Cement Ltd.	6,882	394,944
United Spirits Ltd.(a)	21,855	210,852
UPL Ltd.	26,877	292,236
Vedanta Ltd.	94,767	266,305
Vodafone Idea Ltd.(a)	145,545	73,717
Wipro Ltd.	84,444	393,353
Yes Bank Ltd.	127,317	310,186
Zee Entertainment Enterprises Ltd.	34,410	241,233

		32,934,471

Russia — 7.1%
Alrosa PJSC	195,300	290,620
Gazprom PJSC	655,544	1,579,220
Gazprom PJSC, ADR, NVS	59,892	285,086
Inter RAO UES PJSC	2,139,000	130,827
LUKOIL PJSC	24,831	1,815,803
LUKOIL PJSC, ADR, NVS	10,788	792,918
Magnit PJSC, GDR, NVS(e)	26,319	336,094
Magnitogorsk Iron & Steel Works PJSC	176,700	123,527
MMC Norilsk Nickel PJSC	4,650	884,682
Mobile TeleSystems PJSC, ADR, NVS	36,921	273,585
Moscow Exchange MICEX-RTS PJSC(a)	96,000	128,359
Novatek PJSC, GDR, NVS(e)	6,650	1,131,165
Novolipetsk Steel PJSC	83,700	197,972
PhosAgro PJSC, GDR, NVS(e)	9,207	122,637
Polymetal International PLC	13,206	131,621
Polyus PJSC	2,093	150,912
Rosneft Oil Co. PJSC	85,562	540,701
RusHydro PJSC	246,460	1,858
Sberbank of Russia PJSC	787,710	2,282,450
Severstal PJSC	15,810	236,775
Surgutneftegas PJSC	409,210	167,162
Surgutneftegas PJSC, ADR, NVS	7,533	29,951

Security	Shares	Value

Russia (continued)
Tatneft PJSC	111,603	$1,187,998
VTB Bank PJSC	254,006,001	141,510
X5 Retail Group NV, GDR(e)	8,277	213,253

		13,176,686

Total Common Stocks — 94.4% (Cost: $170,476,687)		176,128,615

Preferred Stocks

Brazil — 5.4%
Banco Bradesco SA, Preference Shares, NVS	241,802	2,400,048
Braskem SA, Class A, Preference Shares, NVS	9,300	130,039
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	18,682	136,542
Cia. Brasileira de Distribuicao, Preference Shares, NVS	9,656	207,858
Cia. Energetica de Minas Gerais, Preference Shares, NVS	65,187	213,824
Gerdau SA, Preference Shares, NVS	74,400	297,231
Itau Unibanco Holding SA, Preference Shares, NVS	348,857	3,242,957
Itausa-Investimentos Itau SA, Preference Shares, NVS	325,544	1,036,754
Lojas Americanas SA, Preference Shares, NVS	55,904	284,368
Petroleo Brasileiro SA, Preference Shares, NVS	288,314	1,894,414
Telefonica Brasil SA, Preference Shares, NVS	27,964	332,049

		10,176,084

Russia — 0.2%
Surgutneftegas PJSC, Preference Shares, NVS	539,400	304,131

Total Preferred Stocks — 5.6% (Cost: $6,605,627)		10,480,215

Rights

China — 0.0%
Fosun International Ltd. (Expires 12/05/18)(a)	465	—
Xinyi Solar Holdings Ltd. (Expires 12/12/18)(a)	25,000	—

		—

Total Rights — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.38%(f)(g)(h)	1,950,107	1,950,302
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.18%(f)(g)	62,654	62,654

		2,012,956

Total Short-Term Investments — 1.1% (Cost: $2,012,865)		2,012,956

Total Investments in Securities — 101.1% (Cost: $179,095,179)		188,621,786

Other Assets, Less Liabilities — (1.1)%		(2,026,378)

Net Assets — 100.0%		$186,595,408

(a)	Non-income producing security.

56

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI BRIC ETF

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,027,232	(1,077,125)	1,950,107	$1,950,302	$17,976	(a)	$(1,227)	$(605)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	62,654	62,654	62,654	989		—	—
				$2,012,956	$18,965		$(1,227)	$(605)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$176,127,826	$—		$789	$176,128,615
Preferred Stocks	10,480,215	—		—	10,480,215
Rights	—	0	(a)	—	0	(a)
Money Market Funds	2,012,956	—		—	2,012,956

	$188,620,997	$0	(a)	$789	$188,621,786

(a)	Rounds to less than $1.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

57

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Bombardier Inc., Class B(a)	4,343,319	$7,254,660
CAE Inc.	561,864	11,405,530

		18,660,190

Auto Components — 1.3%
Magna International Inc.	711,642	35,504,462

Banks — 28.9%
Bank of Montreal	1,338,828	99,855,556
Bank of Nova Scotia (The)	2,485,571	135,209,377
Canadian Imperial Bank of Commerce	913,028	76,595,156
National Bank of Canada	708,462	32,302,157
Royal Bank of Canada	2,991,269	219,253,199
Toronto-Dominion Bank (The)	3,816,186	211,209,572

		774,425,017

Capital Markets — 3.3%
Brookfield Asset Management Inc., Class A	1,745,165	76,471,604
CI Financial Corp.	565,666	8,563,088
IGM Financial Inc.	172,346	4,419,195

		89,453,887

Chemicals — 2.9%
Methanex Corp.	138,229	7,656,624
Nutrien Ltd.	1,336,496	68,820,846

		76,477,470

Construction & Engineering — 0.9%
SNC-Lavalin Group Inc.	363,119	13,250,524
WSP Global Inc.	214,261	10,546,200

		23,796,724

Containers & Packaging — 0.5%
CCL Industries Inc., Class B, NVS	307,324	12,742,928

Diversified Financial Services — 0.4%
Onex Corp.	178,619	11,073,814

Diversified Telecommunication Services — 1.0%
BCE Inc.	317,299	13,595,800
TELUS Corp.	406,873	14,599,183

		28,194,983

Electric Utilities — 1.6%
Emera Inc.	117,781	3,952,323
Fortis Inc./Canada	873,063	30,315,144
Hydro One Ltd.(b)	676,300	10,003,805

		44,271,272

Equity Real Estate Investment Trusts (REITs) — 0.5%
H&R Real Estate Investment Trust	296,409	4,692,232
RioCan REIT	331,623	6,170,368
SmartCentres Real Estate Investment Trust	139,406	3,296,615

		14,159,215

Food & Staples Retailing — 3.8%
Alimentation Couche-Tard Inc., Class B	895,038	46,957,339
Empire Co. Ltd., Class A, NVS	359,547	6,808,967
George Weston Ltd.	159,901	11,557,963
Loblaw Companies Ltd.	393,903	18,164,408
Metro Inc.	503,718	17,357,825

		100,846,502

Food Products — 0.6%
Saputo Inc.	481,805	14,967,819

Security	Shares	Value

Gas Utilities — 0.2%
AltaGas Ltd.	548,658	$5,965,020

Hotels, Restaurants & Leisure — 1.2%
Restaurant Brands International Inc.	479,647	27,979,108
Stars Group Inc. (The)(a)	165,918	3,250,699

		31,229,807

Insurance — 7.9%
Fairfax Financial Holdings Ltd.	57,882	27,357,095
Great-West Lifeco Inc.	612,382	14,039,034
Industrial Alliance Insurance & Financial Services Inc.	221,980	8,111,932
Intact Financial Corp.	288,160	23,061,906
Manulife Financial Corp.	4,111,864	67,969,041
Power Corp. of Canada	728,845	14,531,933
Power Financial Corp.	518,095	10,957,528
Sun Life Financial Inc.	1,267,298	46,721,542

		212,750,011

IT Services — 2.3%
CGI Group Inc., Class A(a)	528,372	33,791,001
Shopify Inc., Class A(a)(c)	181,573	27,628,714

		61,419,715

Media — 0.7%
Shaw Communications Inc., Class B, NVS	939,699	17,682,546

Metals & Mining — 5.9%
Agnico Eagle Mines Ltd.	483,418	16,996,556
Barrick Gold Corp.	2,427,150	30,916,898
First Quantum Minerals Ltd.	1,428,060	13,108,368
Franco-Nevada Corp.	384,503	26,615,210
Goldcorp Inc.	1,791,895	16,609,846
Kinross Gold Corp.(a)	2,566,322	6,951,139
Lundin Mining Corp.	1,364,268	5,943,204
Teck Resources Ltd., Class B	1,065,851	21,580,055
Turquoise Hill Resources Ltd.(a)	2,094,434	3,750,473
Wheaton Precious Metals Corp.	913,042	14,330,040

		156,801,789

Multi-Utilities — 0.4%
Atco Ltd./Canada, Class I, NVS	156,450	4,782,608
Canadian Utilities Ltd., Class A, NVS	265,925	6,266,474

		11,049,082

Multiline Retail — 1.2%
Canadian Tire Corp. Ltd., Class A, NVS	129,991	14,509,190
Dollarama Inc.	645,958	17,068,727

		31,577,917

Oil, Gas & Consumable Fuels — 19.6%
ARC Resources Ltd.	732,173	5,012,997
Cameco Corp.	815,229	9,672,832
Canadian Natural Resources Ltd.	2,527,395	63,493,882
Cenovus Energy Inc.	2,164,888	15,995,185
Enbridge Inc.	3,768,804	123,802,560
Encana Corp.	2,019,721	13,600,559
Husky Energy Inc.	726,104	9,014,157
Imperial Oil Ltd.	601,231	17,899,865
Inter Pipeline Ltd.	790,363	12,701,944
Keyera Corp.	425,716	9,320,845
Pembina Pipeline Corp.	1,043,275	35,165,691
PrairieSky Royalty Ltd.	438,760	5,994,945
Seven Generations Energy Ltd., Class A(a)	550,100	4,192,697
Suncor Energy Inc.	3,356,037	108,172,918
Tourmaline Oil Corp.	534,114	7,394,250

58

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada Corp.	1,830,695	$74,999,129
Vermilion Energy Inc.	299,762	7,456,273

		523,890,729

Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	125,342	6,540,116

Pharmaceuticals — 1.0%
Aurora Cannabis Inc.(a)(c)	623,285	3,564,040
Bausch Health Companies Inc.(a)	650,368	15,800,454
Canopy Growth Corp.(a)(c)	255,862	8,691,723

		28,056,217

Professional Services — 0.8%
Thomson Reuters Corp.	423,590	21,394,625

Real Estate Management & Development — 0.2%
First Capital Realty Inc.	357,049	5,302,947

Road & Rail — 7.1%
Canadian National Railway Co.	1,484,239	127,485,309
Canadian Pacific Railway Ltd.	299,337	63,288,459

		190,773,768

Software — 2.1%
BlackBerry Ltd.(a)	1,054,226	9,264,434
Constellation Software Inc./Canada	41,660	28,563,320
Open Text Corp.	548,765	18,798,639

		56,626,393

Textiles, Apparel & Luxury Goods — 0.6%
Gildan Activewear Inc.	454,366	14,922,185

Trading Companies & Distributors — 0.3%
Finning International Inc.	349,610	7,262,608

Security	Shares	Value

Wireless Telecommunication Services — 1.5%
Rogers Communications Inc., Class B, NVS	750,146	$39,999,133

Total Common Stocks — 99.6% (Cost: $3,309,861,665)		2,667,818,891

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	35,421,437	35,424,979
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	1,725,385	1,725,385

		37,150,364

Total Short-Term Investments — 1.4% (Cost: $37,151,373)		37,150,364

Total Investments in Securities — 101.0% (Cost: $3,347,013,038)		2,704,969,255

Other Assets, Less Liabilities — (1.0)%		(27,523,094)

Net Assets — 100.0%		$2,677,446,161

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,326,671	22,094,766	35,421,437	$35,424,979	$56,861	(a)	$(1,984)	$(2,413)
BlackRock Cash Funds: Treasury, SL Agency Shares	840,722	884,663	1,725,385	1,725,385	5,514		—	—

				$37,150,364	$62,375		$(1,984)	$(2,413)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	63	12/20/18	$8,652	$110,852

59

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Canada ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,667,818,891	$—	$—	$2,667,818,891
Money Market Funds	37,150,364	—	—	37,150,364

	$2,704,969,255	$—	$—	$2,704,969,255

Derivative financial instruments(a)
Assets
Futures Contracts	$110,852	$—	$—	$110,852

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

60

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Chile ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 4.5%
Latam Airlines Group SA	1,929,673	$19,764,550

Banks — 19.5%
Banco de Chile	124,649,578	17,996,409
Banco de Credito e Inversiones SA	302,686	19,733,185
Banco Santander Chile	434,888,924	33,662,024
Grupo Security SA	3,878,234	1,669,226
Itau CorpBanca	1,173,218,037	11,199,323

		84,260,167

Beverages — 4.8%
Cia. Cervecerias Unidas SA	1,089,675	14,224,965
Vina Concha y Toro SA	3,228,483	6,538,858

		20,763,823

Capital Markets — 0.6%
Sociedad de Inversiones Oro Blanco SA	403,097,580	2,663,697

Construction & Engineering — 1.9%
Besalco SA	4,158,293	3,586,019
Salfacorp SA	3,080,745	4,504,165

		8,090,184

Diversified Financial Services — 1.2%
Inversiones La Construccion SA	324,110	5,248,640

Electric Utilities — 13.5%
Enel Americas SA	189,296,471	32,789,654
Enel Chile SA	182,048,218	17,640,389
Engie Energia Chile SA	4,266,055	7,954,419

		58,384,462

Food & Staples Retailing — 4.6%
Cencosud SA	8,719,012	16,151,093
SMU SA(a)	13,287,442	3,805,974

		19,957,067

Independent Power and Renewable Electricity Producers — 4.4%
AES Gener SA	24,781,602	6,729,678
Colbun SA	59,273,309	12,366,130

		19,095,808

IT Services — 1.4%
SONDA SA	4,134,809	6,167,514

Marine — 0.3%
Cia. Sud Americana de Vapores SA(a)	39,280,891	1,226,935

Metals & Mining — 1.4%
CAP SA	649,178	5,965,899

Multiline Retail — 9.5%
Ripley Corp. SA	6,126,753	5,351,947
SACI Falabella	4,813,825	35,704,273

		41,056,220

Oil, Gas & Consumable Fuels — 8.4%
Empresas COPEC SA	2,688,563	36,233,567

Security	Shares	Value

Paper & Forest Products — 4.2%
Empresas CMPC SA	5,247,209	$18,109,660

Real Estate Management & Development — 2.4%
Parque Arauco SA	4,498,314	10,603,338

Specialty Retail — 0.3%
Empresas Tricot SA	866,138	1,209,992

Textiles, Apparel & Luxury Goods — 0.7%
Forus SA	1,050,666	2,936,866

Water Utilities — 3.9%
Aguas Andinas SA, Class A	19,868,447	11,440,451
Inversiones Aguas Metropolitanas SA	3,602,487	5,383,134

		16,823,585

Wireless Telecommunication Services — 2.2%
Empresa Nacional de Telecomunicaciones SA	1,169,375	9,522,648

Total Common Stocks — 89.7% (Cost: $301,757,338)		388,084,622

Preferred Stocks

Beverages — 2.1%
Coca-Cola Embonor SA, Class B, Preference Shares	690,718	1,644,055
Embotelladora Andina SA, Class B, Preference Shares	2,100,275	7,405,649

		9,049,704

Chemicals — 8.1%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	794,069	35,133,186

Total Preferred Stocks — 10.2% (Cost: $30,251,531)		44,182,890

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(b)(c)	353,643	353,643

Total Short-Term Investments — 0.1% (Cost: $353,643)		353,643

Total Investments in Securities — 100.0% (Cost: $332,362,512)		432,621,155

Other Assets, Less Liabilities — 0.0%		120,813

Net Assets — 100.0%		$432,741,968

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

61

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Chile ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	280,439	73,204	353,643	$353,643	$6,544	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$388,084,622	$—	$—	$388,084,622
Preferred Stocks	44,182,890	—	—	44,182,890
Money Market Funds	353,643	—	—	353,643

	$432,621,155	$—	$—	$432,621,155

62

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Colombia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 7.3%
Banco de Bogota SA	6,270	$115,026
Bancolombia SA	152,874	1,519,370
Grupo Aval Acciones y Valores SA	106,514	33,226

		1,667,622

Capital Markets — 2.2%
Bolsa de Valores de Colombia	137,987	496,061

Construction & Engineering — 1.2%
Constructora Conconcreto SA	2,882,984	275,134

Construction Materials — 10.4%
Cementos Argos SA	258,400	558,643
Cemex Latam Holdings SA(a)	368,828	470,455
Grupo Argos SA/Colombia	180,538	902,176
Tecnoglass Inc.	47,158	466,864

		2,398,138

Diversified Financial Services — 5.1%
Corp. Financiera Colombiana SA(a)	27,892	161,089
Grupo de Inversiones Suramericana SA	100,548	1,003,044

		1,164,133

Diversified Telecommunication Services — 1.8%
Empresa de Telecomunicaciones de Bogota(a)	4,691,396	411,495

Electric Utilities — 9.0%
Celsia SA ESP	207,366	256,178
Enel Americas SA	4,330,252	750,080
Interconexion Electrica SA ESP	265,354	1,060,483

		2,066,741

Food & Staples Retailing — 4.1%
Almacenes Exito SA	228,950	941,865

Food Products — 4.8%
Grupo Nutresa SA	146,832	1,101,973

Gas Utilities — 4.8%
Grupo Energia Bogota SA ESP	1,870,360	1,065,775
Promigas SA ESP	22,268	36,175

		1,101,950

Metals & Mining — 1.6%
Mineros SA	587,404	362,837

Oil, Gas & Consumable Fuels — 21.0%
Canacol Energy Ltd.(a)	254,600	771,980

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA	3,543,994	$3,398,588
Empresas COPEC SA	48,526	653,981

		4,824,549

Total Common Stocks — 73.3% (Cost: $17,201,171)		16,812,498

Preferred Stocks

Airlines — 2.8%
Avianca Holdings SA, Preference Shares, NVS	990,090	634,507

Banks — 21.4%
Banco Davivienda SA, Preference Shares	101,650	1,020,944
Bancolombia SA, Preference Shares, NVS	323,874	3,222,890
Grupo Aval Acciones y Valores SA, Preference Shares, NVS .	2,046,452	654,163

		4,897,997

Construction Materials — 2.3%
Cementos Argos SA, Preference Shares	41,382	77,068
Grupo Argos SA/Colombia, Preference Shares	111,188	459,471

		536,539

Diversified Financial Services — 0.2%
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	5,434	51,322

Total Preferred Stocks — 26.7% (Cost: $6,141,276)		6,120,365

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(b)(c)	18,318	18,318

Total Short-Term Investments — 0.1% (Cost: $18,318)		18,318

Total Investments in Securities — 100.1% (Cost: $23,360,765)		22,951,181

Other Assets, Less Liabilities — (0.1)%		(23,767)

Net Assets — 100.0%		$22,927,414

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	43,489	(25,171)	18,318	$18,318	$220	$—	$—

63

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Colombia ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$16,812,498	$—	$—	$16,812,498
Preferred Stocks	6,120,365	—	—	6,120,365
Money Market Funds	18,318	—	—	18,318

	$22,951,181	$—	$—	$22,951,181

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

64

Consolidated Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 42.1%
3SBio Inc.(a)	158,500	$233,322
51job Inc., ADR(b)(c)	3,241	220,647
58.com Inc., ADR(b)(c)	11,389	678,671
AAC Technologies Holdings Inc.(c)	89,000	630,617
Agile Group Holdings Ltd.	198,000	268,698
Agricultural Bank of China Ltd., Class A	96,700	49,630
Agricultural Bank of China Ltd., Class H	3,519,000	1,591,830
Air China Ltd., Class H	232,000	224,418
Alibaba Group Holding Ltd., ADR(b)(c)	149,438	24,038,597
Alibaba Health Information Technology Ltd.(b)	206,000	184,263
Alibaba Pictures Group Ltd.(b)(c)	750,000	116,922
Aluminum Corp. of China Ltd., Class H(b)	486,000	173,887
Angang Steel Co. Ltd., Class A	26,900	21,347
Angang Steel Co. Ltd., Class H	126,000	102,883
Anhui Conch Cement Co. Ltd., Class A	9,700	44,359
Anhui Conch Cement Co. Ltd., Class H	145,500	759,502
ANTA Sports Products Ltd.	130,000	590,550
Autohome Inc., ADR	7,120	586,261
AviChina Industry & Technology Co. Ltd., Class H	260,000	182,398
BAIC Motor Corp. Ltd., Class H(a)	194,500	119,298
Baidu Inc., ADR(b)	33,579	6,322,254
Bank of Beijing Co. Ltd., Class A	43,500	37,085
Bank of China Ltd., Class A	83,300	43,232
Bank of China Ltd., Class H	9,626,000	4,206,743
Bank of Communications Co. Ltd., Class A	49,000	41,210
Bank of Communications Co. Ltd., Class H	1,062,000	807,450
Bank of Jiangsu Co. Ltd., Class A	19,799	18,160
Bank of Ningbo Co. Ltd., Class A	10,100	24,554
Bank of Shanghai Co. Ltd., Class A	15,000	24,735
Baoshan Iron & Steel Co. Ltd., Class A	22,400	21,640
Baozun Inc., ADR(b)(c)	2,086	73,573
BBMG Corp., Class H	343,000	110,451
Beijing Capital International Airport Co. Ltd., Class H	212,000	235,683
Beijing Enterprises Holdings Ltd.	61,000	357,780
Beijing Enterprises Water Group Ltd.	704,000	407,516
BOC Aviation Ltd.(a)	25,800	198,798
BOE Technology Group Co. Ltd., Class A	35,400	14,148
Brilliance China Automotive Holdings Ltd.	374,000	330,713
BYD Co. Ltd., Class H	79,000	592,065
BYD Electronic International Co. Ltd.	76,000	106,633
CAR Inc.(b)	90,000	79,123
CGN Power Co. Ltd., Class H(a)	1,300,000	322,269
Changjiang Securities Co. Ltd., Class A	22,000	17,870
China Agri-Industries Holdings Ltd.	268,000	101,368
China Cinda Asset Management Co. Ltd., Class H	1,036,000	278,005
China CITIC Bank Corp. Ltd., Class H	1,078,000	683,242
China Coal Energy Co. Ltd., Class H	263,000	105,190
China Communications Construction Co. Ltd., Class H	542,000	526,365
China Communications Services Corp. Ltd., Class H	286,000	238,645
China Conch Venture Holdings Ltd.	197,000	610,453
China Construction Bank Corp., Class A	20,200	19,312
China Construction Bank Corp., Class H	11,660,000	9,937,987
China Eastern Airlines Corp. Ltd., Class A	41,100	31,021
China Eastern Airlines Corp. Ltd., Class H	160,000	99,364
China Everbright Bank Co. Ltd., Class A	46,600	25,793
China Everbright Bank Co. Ltd., Class H	289,000	128,145
China Everbright International Ltd.	417,481	364,894
China Everbright Ltd.	116,000	216,117

Security	Shares	Value

China (continued)
China Evergrande Group(c)	317,000	$998,505
China First Capital Group Ltd.(b)	374,000	181,606
China Galaxy Securities Co. Ltd., Class H	446,500	239,632
China Gas Holdings Ltd.	204,600	701,979
China Huarong Asset Management Co. Ltd., Class H(a)	1,222,000	251,403
China Huishan Dairy Holdings Co. Ltd.(b)	20,200	310
China International Capital Corp. Ltd., Class H(a)	129,200	245,663
China International Marine Containers Group Co. Ltd., Class A	9,900	15,699
China International Travel Service Corp. Ltd., Class A	4,300	34,130
China Jinmao Holdings Group Ltd.	620,000	297,096
China Life Insurance Co. Ltd., Class H	910,000	1,953,551
China Literature Ltd.(a)(b)(c)	2,800	14,670
China Longyuan Power Group Corp. Ltd., Class H	389,000	305,702
China Medical System Holdings Ltd.	163,000	177,669
China Mengniu Dairy Co. Ltd.	326,000	1,008,108
China Merchants Bank Co. Ltd., Class A	22,700	93,171
China Merchants Bank Co. Ltd., Class H	472,331	1,952,517
China Merchants Port Holdings Co. Ltd.	150,000	272,562
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	6,000	16,251
China Minsheng Banking Corp. Ltd., Class A	60,000	52,618
China Minsheng Banking Corp. Ltd., Class H	709,660	524,146
China Mobile Ltd.	748,000	7,421,934
China Molybdenum Co. Ltd., Class H	516,000	210,336
China National Building Material Co. Ltd., Class H	466,000	362,641
China National Nuclear Power Co. Ltd., Class A	43,900	33,576
China Oilfield Services Ltd., Class H	236,000	220,145
China Overseas Land & Investment Ltd.	464,000	1,618,656
China Pacific Insurance Group Co. Ltd., Class A	10,900	49,189
China Pacific Insurance Group Co. Ltd., Class H	314,200	1,112,141
China Petroleum & Chemical Corp., Class A	39,500	33,504
China Petroleum & Chemical Corp., Class H	3,090,600	2,626,265
China Power International Development Ltd.	622,000	145,451
China Railway Construction Corp. Ltd., Class A	15,999	25,278
China Railway Construction Corp. Ltd., Class H	245,500	314,335
China Railway Group Ltd., Class H	448,000	411,605
China Railway Signal & Communication Corp. Ltd., Class H(a)	195,000	137,795
China Reinsurance Group Corp., Class H	702,000	146,217
China Resources Beer Holdings Co. Ltd.	176,000	595,981
China Resources Cement Holdings Ltd.	288,000	281,164
China Resources Gas Group Ltd.	108,000	435,409
China Resources Land Ltd.	337,777	1,251,705
China Resources Pharmaceutical Group Ltd.(a)	191,500	281,411
China Resources Power Holdings Co. Ltd.	222,000	420,412
China Shenhua Energy Co. Ltd., Class H	418,000	928,325
China Southern Airlines Co. Ltd., Class H	226,000	153,925
China State Construction Engineering Corp. Ltd., Class A	59,740	49,555
China State Construction International Holdings Ltd.	258,000	224,842
China Taiping Insurance Holdings Co. Ltd.	202,300	669,529
China Telecom Corp. Ltd., Class H	1,708,000	918,849
China Tower Corp. Ltd., Class H(a)(b)	4,122,000	610,998
China Traditional Chinese Medicine Holdings Co. Ltd.	262,000	174,092
China Travel International Investment Hong Kong Ltd.	352,000	97,606
China Unicom Hong Kong Ltd.	744,000	862,292
China Vanke Co. Ltd., Class A	14,900	54,495
China Vanke Co. Ltd., Class H	152,500	524,199
China Yangtze Power Co. Ltd., Class A	22,500	46,418
China Zhongwang Holdings Ltd.	179,600	82,849

65

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Chong Sing Holdings FinTech Group(b)	924,000	$26,802
Chongqing Changan Automobile Co. Ltd., Class B	23,700	11,084
Chongqing Rural Commercial Bank Co. Ltd., Class H	321,000	187,454
CIFI Holdings Group Co. Ltd.	402,000	201,366
CITIC Ltd.	710,000	1,139,520
CITIC Securities Co. Ltd., Class A	20,500	49,719
CITIC Securities Co. Ltd., Class H	270,500	504,655
CNOOC Ltd.	2,168,000	3,684,554
COSCO SHIPPING Development Co. Ltd., Class A(b)	75,900	25,533
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	174,000	94,051
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	293,500	119,264
COSCO SHIPPING Ports Ltd.	204,000	206,978
Country Garden Holdings Co. Ltd.	931,828	1,145,473
Country Garden Services Holdings Co. Ltd.(b)	62,000	102,676
CRRC Corp. Ltd., Class A	31,300	39,283
CRRC Corp. Ltd., Class H	506,750	472,705
CSPC Pharmaceutical Group Ltd.	570,000	1,153,730
Ctrip.com International Ltd., ADR(b)(c)	47,927	1,382,694
Dali Foods Group Co. Ltd.(a)	254,000	187,277
Daqin Railway Co. Ltd., Class A	18,899	20,948
Datang International Power Generation Co. Ltd., Class H	312,000	76,547
Dongfeng Motor Group Co. Ltd., Class H	318,000	306,795
ENN Energy Holdings Ltd.	91,100	817,784
Far East Horizon Ltd.	269,000	267,771
Focus Media Information Technology Co. Ltd., Class A	18,400	15,210
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,800	16,399
Fosun International Ltd.	319,000	507,090
Fullshare Holdings Ltd.(c)	557,500	210,868
Future Land Development Holdings Ltd.	238,000	160,578
Fuyao Glass Industry Group Co. Ltd., Class H(a)	64,000	197,502
GDS Holdings Ltd., ADR(b)(c)	7,603	224,212
Geely Automobile Holdings Ltd.	600,000	1,182,251
Gemdale Corp., Class A	13,200	18,047
Genscript Biotech Corp.(b)	90,000	156,407
GF Securities Co. Ltd., Class H	192,800	285,785
GOME Retail Holdings Ltd.(b)(c)	1,380,000	123,439
Great Wall Motor Co. Ltd., Class H(c)	372,500	237,996
Gree Electric Appliances Inc. of Zhuhai, Class A(b)	4,600	24,369
Greentown China Holdings Ltd.	100,000	81,526
Guangdong Investment Ltd.	366,000	706,207
Guangzhou Automobile Group Co. Ltd., Class H	374,800	389,850
Guangzhou R&F Properties Co. Ltd., Class H	128,800	199,477
Guotai Junan Securities Co. Ltd., Class A	18,300	42,199
Guotai Junan Securities Co. Ltd., Class H(a)	68,600	142,534
Haier Electronics Group Co. Ltd.	158,000	367,857
Haitian International Holdings Ltd.	83,000	178,393
Haitong Securities Co. Ltd., Class H	408,000	423,341
Hanergy Thin Film Power Group Ltd.(b)(d)	2,513	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	13,200	51,560
Hengan International Group Co. Ltd.	89,000	727,285
HengTen Networks Group Ltd.(b)(c)	2,580,000	89,014
Hua Hong Semiconductor Ltd.(a)	9,000	19,068
Huadian Power International Corp. Ltd., Class H	244,000	104,450
Huaneng Power International Inc., Class H	516,000	321,769
Huaneng Renewables Corp. Ltd., Class H	644,000	202,439
Huatai Securities Co. Ltd., Class A	10,800	26,085
Huatai Securities Co. Ltd., Class H(a)	190,600	315,160
Huaxia Bank Co. Ltd., Class A	39,700	44,461
Huazhu Group Ltd., ADR(c)	15,824	499,089

Security	Shares	Value

China (continued)
Industrial & Commercial Bank of China Ltd., Class A	64,700	$49,577
Industrial & Commercial Bank of China Ltd., Class H	8,409,000	5,974,385
Industrial Bank Co. Ltd., Class A	25,800	59,123
Industrial Securities Co. Ltd., Class A	42,900	31,207
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,600	29,463
Inner Mongolia Yitai Coal Co. Ltd., Class B	130,000	158,470
JD.com Inc., ADR(b)	87,885	1,865,799
Jiangsu Expressway Co. Ltd., Class H	152,000	204,331
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,600	52,692
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,803	25,967
Jiangxi Copper Co. Ltd., Class H	158,000	190,793
Jiayuan International Group Ltd.(c)	126,000	225,732
Jihua Group Corp. Ltd., Class A	31,200	15,699
Kaisa Group Holdings Ltd.	259,000	83,071
Kangmei Pharmaceutical Co. Ltd., Class A	5,900	8,932
Kingboard Holdings Ltd.	86,000	245,612
Kingboard Laminates Holdings Ltd.	130,000	123,758
Kingdee International Software Group Co. Ltd.(c)	254,000	253,164
Kingsoft Corp. Ltd.	107,000	178,840
Kunlun Energy Co. Ltd.	390,000	471,942
Kweichow Moutai Co. Ltd., Class A	1,418	115,179
KWG Group Holdings Ltd.	143,500	127,625
Lee & Man Paper Manufacturing Ltd.	205,000	185,727
Legend Holdings Corp., Class H(a)	46,300	136,372
Lenovo Group Ltd.(c)	894,000	645,446
Logan Property Holdings Co. Ltd.	180,000	210,459
Longfor Group Holdings Ltd.	178,500	501,805
Luye Pharma Group Ltd.(a)(c)	129,500	103,259
Luzhou Laojiao Co. Ltd., Class A	2,500	14,736
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,920	4,466
Meitu Inc.(a)(b)(c)	198,000	82,229
Metallurgical Corp. of China Ltd., Class A	72,100	32,133
Metallurgical Corp. of China Ltd., Class H	345,000	87,730
Midea Group Co. Ltd., Class A	10,400	57,847
MMG Ltd.(b)	264,000	130,891
Momo Inc., ADR(b)	14,721	461,503
NetEase Inc., ADR	9,638	2,188,501
New China Life Insurance Co. Ltd., Class A	3,600	22,964
New China Life Insurance Co. Ltd., Class H	100,000	437,658
New Oriental Education & Technology Group Inc., ADR(b)	17,344	991,383
Nexteer Automotive Group Ltd.	109,000	164,076
Nine Dragons Paper Holdings Ltd.	198,000	200,638
Noah Holdings Ltd., ADR(b)	3,252	158,307
People’s Insurance Co. Group of China Ltd. (The), Class H	947,000	407,806
PetroChina Co. Ltd., Class H	2,526,000	1,772,065
PICC Property & Casualty Co. Ltd., Class H	840,740	862,683
Ping An Bank Co. Ltd., Class A	21,000	31,277
Ping An Insurance Group Co. of China Ltd., Class A	12,600	115,007
Ping An Insurance Group Co. of China Ltd., Class H	630,000	6,094,112
Poly Developments and Holdings Group Co. Ltd., Class A	13,100	24,671
Postal Savings Bank of China Co. Ltd., Class H(a)	336,000	203,083
Qingdao Haier Co. Ltd., Class A	10,700	21,151
RiseSun Real Estate Development Co. Ltd., Class A	14,900	17,951
SAIC Motor Corp. Ltd., Class A	10,400	37,154
Semiconductor Manufacturing International Corp.(b)(c)	372,300	342,055
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	228,000	214,139
Shanghai Electric Group Co. Ltd., Class H	364,000	123,725
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	5,100	20,412

66

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	66,000	$227,710
Shanghai Industrial Holdings Ltd.	63,000	137,339
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	116,180	156,727
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	10,800	31,426
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	103,200	254,514
Shanghai Pudong Development Bank Co. Ltd., Class A	34,000	52,350
Shenwan Hongyuan Group Co. Ltd., Class A	38,700	24,703
Shenzhen International Holdings Ltd.	111,000	222,688
Shenzhen Investment Ltd.	450,000	146,631
Shenzhou International Group Holdings Ltd.	90,000	1,092,547
Shimao Property Holdings Ltd.	139,500	344,750
Shui On Land Ltd.	496,000	117,254
Sihuan Pharmaceutical Holdings Group Ltd.	499,000	110,949
SINA Corp./China(b)	7,710	499,377
Sino Biopharmaceutical Ltd.	801,500	731,267
Sino-Ocean Group Holding Ltd.	362,500	162,125
Sinopec Engineering Group Co. Ltd., Class H	176,500	163,515
Sinopec Shanghai Petrochemical Co. Ltd., Class H	351,000	159,224
Sinopharm Group Co. Ltd., Class H	145,200	715,262
Sinotrans Ltd., Class H	286,000	114,389
Sinotruk Hong Kong Ltd.	80,000	131,259
SOHO China Ltd.(b)	262,000	97,759
SSY Group Ltd.	188,000	192,907
Sun Art Retail Group Ltd.	299,500	334,489
Sunac China Holdings Ltd.	295,000	980,098
Suning.com Co. Ltd., Class A	13,300	20,440
Sunny Optical Technology Group Co. Ltd.	87,500	846,404
TAL Education Group, Class A, ADR(b)	40,346	1,132,512
Tencent Holdings Ltd.	681,200	27,158,343
Tingyi Cayman Islands Holding Corp.	240,000	310,973
Tong Ren Tang Technologies Co. Ltd., Class H	82,000	117,356
Towngas China Co. Ltd.	118,000	91,978
TravelSky Technology Ltd., Class H	117,000	314,711
Tsingtao Brewery Co. Ltd., Class H	42,000	170,936
Uni-President China Holdings Ltd.	167,000	152,153
Vipshop Holdings Ltd., ADR(b)	52,935	305,435
Want Want China Holdings Ltd.	618,000	455,657
Weibo Corp., ADR(b)(c)	5,743	365,714
Weichai Power Co. Ltd., Class H	229,200	246,019
Wuliangye Yibin Co. Ltd., Class A	4,700	35,399
Wuxi Biologics Cayman Inc.(a)(b)	60,000	502,955
XCMG Construction Machinery Co. Ltd., Class A	34,200	16,422
Xinhu Zhongbao Co. Ltd., Class A	19,200	8,502
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	15,800	25,032
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	79,800	78,926
Xinyi Solar Holdings Ltd.	366,000	137,032
Yanzhou Coal Mining Co. Ltd., Class H	228,000	204,525
Yuexiu Property Co. Ltd.	868,000	160,828
Yum China Holdings Inc.	44,625	1,598,914
Yunnan Baiyao Group Co. Ltd., Class A(d)	2,100	22,492
Yuzhou Properties Co. Ltd.	192,000	84,153
YY Inc., ADR(b)	5,504	374,657
Zhaojin Mining Industry Co. Ltd., Class H	149,000	141,846
Zhejiang Expressway Co. Ltd., Class H	166,000	139,363
Zhejiang Semir Garment Co. Ltd.	19,900	26,006
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	24,900	101,977
Zhongsheng Group Holdings Ltd.(c)	78,000	158,477

Security	Shares	Value

China (continued)
Zhuzhou CRRC Times Electric Co. Ltd., Class H	69,400	$372,463
Zijin Mining Group Co. Ltd., Class H	730,000	275,181
ZTE Corp., Class H(b)	83,760	164,614

		183,080,814

India — 12.6%
Adani Ports & Special Economic Zone Ltd.	64,398	337,860
Ambuja Cements Ltd.	69,351	216,377
Ashok Leyland Ltd.	150,048	241,881
Asian Paints Ltd.	35,785	691,080
Aurobindo Pharma Ltd.	32,274	375,415
Avenue Supermarts Ltd.(a)(b)	15,087	323,084
Axis Bank Ltd.(b)	218,125	1,958,415
Bajaj Auto Ltd.	10,129	399,041
Bajaj Finance Ltd.	20,956	763,040
Bajaj Finserv Ltd.	4,740	407,679
Bharat Forge Ltd.	26,703	216,034
Bharat Petroleum Corp. Ltd.	92,080	428,592
Bharti Airtel Ltd.	168,034	755,846
Bharti Infratel Ltd.	45,072	166,041
Bosch Ltd.	891	242,559
Britannia Industries Ltd.	7,080	322,001
Cadila Healthcare Ltd.	23,225	121,732
Cipla Ltd./India	41,315	320,614
Coal India Ltd.	84,581	297,208
Container Corp. of India Ltd.	19,350	187,392
Dabur India Ltd.	65,721	385,773
Dr. Reddy’s Laboratories Ltd.	13,723	536,003
Eicher Motors Ltd.	1,609	540,342
GAIL India Ltd.	94,371	464,509
Glenmark Pharmaceuticals Ltd.	18,631	174,601
Godrej Consumer Products Ltd.	43,807	471,635
Grasim Industries Ltd.	39,901	495,936
Havells India Ltd.	29,157	286,445
HCL Technologies Ltd.	68,875	1,003,058
Hero MotoCorp Ltd.	6,226	272,927
Hindalco Industries Ltd.	142,697	463,133
Hindustan Petroleum Corp. Ltd.	76,638	255,497
Hindustan Unilever Ltd.	78,349	1,971,793
Housing Development Finance Corp. Ltd.	192,080	5,481,701
ICICI Bank Ltd.	288,956	1,472,455
Indiabulls Housing Finance Ltd.	34,327	352,456
Indian Oil Corp. Ltd.	175,920	339,749
Infosys Ltd.	424,698	4,067,217
InterGlobe Aviation Ltd.(a)	11,749	175,025
ITC Ltd.	412,957	1,693,423
JSW Steel Ltd.	103,487	466,616
Larsen & Toubro Ltd.	58,070	1,193,562
LIC Housing Finance Ltd.	34,834	233,085
Lupin Ltd.	26,745	340,284
Mahindra & Mahindra Financial Services Ltd.	35,790	230,700
Mahindra & Mahindra Ltd.	90,831	1,030,752
Marico Ltd.	56,681	290,135
Maruti Suzuki India Ltd.	12,845	1,412,056
Motherson Sumi Systems Ltd.	122,399	273,442
Nestle India Ltd.	2,859	441,591
NTPC Ltd.	249,453	502,163
Oil & Natural Gas Corp. Ltd.	169,959	342,137
Page Industries Ltd.	390	151,742
Petronet LNG Ltd.	71,128	218,604
Pidilite Industries Ltd.	14,408	240,488

67

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Piramal Enterprises Ltd.	10,315	$325,604
Power Grid Corp. of India Ltd.	189,689	490,315
REC Ltd.	77,464	111,036
Reliance Industries Ltd.	346,153	5,798,851
Shree Cement Ltd.	1,068	252,651
Shriram Transport Finance Co. Ltd.	17,147	284,287
State Bank of India(b)	209,953	857,495
Sun Pharmaceutical Industries Ltd.	102,432	723,983
Tata Consultancy Services Ltd.	109,446	3,090,854
Tata Motors Ltd.(b)	188,698	465,552
Tata Power Co. Ltd. (The)	149,900	163,676
Tata Steel Ltd.	43,504	330,517
Tech Mahindra Ltd.	56,532	572,620
Titan Co. Ltd.	37,601	500,178
UltraTech Cement Ltd.	11,568	663,863
United Spirits Ltd.(b)	36,083	348,120
UPL Ltd.	42,978	467,304
Vedanta Ltd.	158,271	444,757
Vodafone Idea Ltd.(b)	223,743	113,324
Wipro Ltd.	140,237	653,245
Yes Bank Ltd.	209,356	510,060
Zee Entertainment Enterprises Ltd.	59,354	416,104

		54,627,322

Indonesia — 3.0%
Adaro Energy Tbk PT	1,652,100	148,432
Astra International Tbk PT	2,462,900	1,472,316
Bank Central Asia Tbk PT	1,194,200	2,175,068
Bank Danamon Indonesia Tbk PT	386,300	200,544
Bank Mandiri Persero Tbk PT	2,272,500	1,175,773
Bank Negara Indonesia Persero Tbk PT	938,200	557,574
Bank Rakyat Indonesia Persero Tbk PT	6,730,100	1,703,406
Bank Tabungan Negara Persero Tbk PT	479,500	89,513
Bumi Serpong Damai Tbk PT(b)	959,600	90,576
Charoen Pokphand Indonesia Tbk PT	893,300	371,623
Gudang Garam Tbk PT	58,400	334,822
Hanjaya Mandala Sampoerna Tbk PT	1,151,300	296,227
Indah Kiat Pulp & Paper Corp. Tbk PT	310,400	227,876
Indocement Tunggal Prakarsa Tbk PT	237,100	316,631
Indofood CBP Sukses Makmur Tbk PT	302,200	208,122
Indofood Sukses Makmur Tbk PT	536,200	247,434
Jasa Marga Persero Tbk PT	306,498	88,505
Kalbe Farma Tbk PT	2,594,700	276,659
Pakuwon Jati Tbk PT	2,025,300	83,547
Perusahaan Gas Negara Persero Tbk PT	1,268,400	173,377
Semen Indonesia Persero Tbk PT	361,400	303,851
Surya Citra Media Tbk PT	668,600	89,521
Telekomunikasi Indonesia Persero Tbk PT	6,129,800	1,577,183
Tower Bersama Infrastructure Tbk PT	219,400	61,513
Unilever Indonesia Tbk PT	188,900	558,016
United Tractors Tbk PT	204,600	393,393

		13,221,502

Malaysia — 3.2%
AirAsia Group Bhd	204,400	150,448
Alliance Bank Malaysia Bhd	144,300	141,386
AMMB Holdings Bhd	193,700	197,195
Axiata Group Bhd	334,300	290,001
British American Tobacco Malaysia Bhd(c)	18,600	167,576
CIMB Group Holdings Bhd	566,500	779,792
Dialog Group Bhd	449,378	340,430

Security	Shares	Value

Malaysia (continued)
DiGi.Com Bhd(c)	368,300	$373,185
Fraser & Neave Holdings Bhd	17,700	140,940
Gamuda Bhd	251,600	141,899
Genting Bhd	245,100	367,840
Genting Malaysia Bhd	348,700	238,328
Genting Plantations Bhd	27,300	61,979
HAP Seng Consolidated Bhd	77,800	183,135
Hartalega Holdings Bhd	158,200	241,960
Hong Leong Bank Bhd	77,700	378,427
Hong Leong Financial Group Bhd	26,700	123,020
IHH Healthcare Bhd	322,200	413,482
IJM Corp. Bhd(c)	348,500	135,752
IOI Corp. Bhd	232,600	236,241
IOI Properties Group Bhd	215,143	83,805
Kuala Lumpur Kepong Bhd	56,300	329,633
Malayan Banking Bhd	461,500	1,035,604
Malaysia Airports Holdings Bhd	89,600	164,233
Maxis Bhd(c)	269,600	349,845
MISC Bhd	129,000	189,592
Nestle Malaysia Bhd	7,100	253,493
Petronas Chemicals Group Bhd	283,800	623,960
Petronas Dagangan Bhd	25,800	159,073
Petronas Gas Bhd	86,700	392,424
PPB Group Bhd	66,080	277,932
Press Metal Aluminium Holdings Bhd(c)	173,300	197,134
Public Bank Bhd(c)	355,310	2,115,982
RHB Bank Bhd	118,362	148,500
RHB Bank Bhd, New(b)(d)	28,800	—
Sime Darby Bhd(c)	271,100	148,362
Sime Darby Plantation Bhd	291,200	327,074
Sime Darby Property Bhd(c)	325,900	77,493
SP Setia Bhd Group	220,700	113,396
Telekom Malaysia Bhd(c)	154,900	86,251
Tenaga Nasional Bhd	382,000	1,299,959
Top Glove Corp. Bhd	174,100	248,387
Westports Holdings Bhd	128,000	115,321
YTL Corp. Bhd	383,708	102,701

		13,943,170

Pakistan — 0.1%
Habib Bank Ltd.	62,100	63,512
Lucky Cement Ltd.	3,000	10,836
MCB Bank Ltd.	51,800	78,069
Oil & Gas Development Co. Ltd.	82,400	88,902

		241,319

Philippines — 1.4%
Aboitiz Equity Ventures Inc.	248,850	247,806
Aboitiz Power Corp.	175,600	106,191
Alliance Global Group Inc.(b)	568,800	123,916
Ayala Corp.	29,880	542,081
Ayala Land Inc.	882,800	701,423
Bank of the Philippine Islands	103,782	186,103
BDO Unibank Inc.	235,299	584,432
DMCI Holdings Inc.	458,500	107,934
Globe Telecom Inc.	4,005	150,512
GT Capital Holdings Inc.	11,506	194,913
International Container Terminal Services Inc.	59,410	105,968
JG Summit Holdings Inc.	352,476	324,100
Jollibee Foods Corp.	51,660	274,364
Manila Electric Co.	25,860	189,535

68

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
Megaworld Corp.	1,336,500	$114,987
Metro Pacific Investments Corp.	1,692,400	151,741
Metropolitan Bank & Trust Co.	88,628	126,128
PLDT Inc.	10,345	228,529
Robinsons Land Corp.	274,390	107,045
Security Bank Corp.	26,770	82,220
SM Investments Corp.	28,629	496,174
SM Prime Holdings Inc.	1,203,550	796,703
Universal Robina Corp.	115,500	282,030

		6,224,835

South Korea — 17.9%
Amorepacific Corp.	3,862	594,313
AMOREPACIFIC Group	3,332	192,914
BGF retail Co. Ltd.	1,008	174,902
BNK Financial Group Inc.	34,000	232,642
Celltrion Healthcare Co. Ltd.(b)(c)	4,263	299,298
Celltrion Inc.(b)	9,900	2,115,215
Celltrion Pharm Inc.(b)	1,741	102,818
Cheil Worldwide Inc.	8,002	167,400
CJ CheilJedang Corp.	1,011	303,043
CJ Corp.	1,678	195,351
CJ ENM Co. Ltd.	1,379	286,638
CJ Logistics Corp.(b)	911	129,220
Coway Co. Ltd.	6,395	447,271
Daelim Industrial Co. Ltd.	3,329	281,537
Daewoo Engineering & Construction Co. Ltd.(b)	19,492	86,422
DB Insurance Co. Ltd.	6,070	366,599
DGB Financial Group Inc.	22,419	176,000
Doosan Bobcat Inc.	5,238	153,502
E-MART Inc.	2,563	445,858
GS Engineering & Construction Corp.	6,344	246,754
GS Holdings Corp.	6,479	297,666
GS Retail Co. Ltd.	3,271	110,886
Hana Financial Group Inc.	35,985	1,207,044
Hankook Tire Co. Ltd.	9,070	346,310
Hanmi Pharm Co. Ltd.	778	307,119
Hanmi Science Co. Ltd.	1,475	97,768
Hanon Systems	23,142	216,772
Hanwha Chemical Corp.	12,632	212,984
Hanwha Corp.	4,726	126,482
Hanwha Life Insurance Co. Ltd.	35,511	140,656
HDC Hyundai Development Co-Engineering & Construction, Class E(b)	4,144	155,268
HLB Inc.(b)	3,847	289,996
Hotel Shilla Co. Ltd.	3,962	305,028
Hyundai Department Store Co. Ltd.	1,688	141,401
Hyundai Engineering & Construction Co. Ltd.	9,507	466,466
Hyundai Glovis Co. Ltd.	2,393	263,647
Hyundai Heavy Industries Co. Ltd.(b)	4,385	516,366
Hyundai Heavy Industries Holdings Co. Ltd.(b)	1,133	399,246
Hyundai Marine & Fire Insurance Co. Ltd.	7,860	280,827
Hyundai Mobis Co. Ltd.	8,301	1,336,661
Hyundai Motor Co.	18,856	1,799,895
Hyundai Steel Co.	9,909	380,996
Industrial Bank of Korea	31,350	413,917
Kakao Corp.	6,023	604,476
Kangwon Land Inc.	14,336	412,450
KB Financial Group Inc.	48,301	2,033,817
KCC Corp.	789	196,379
Kia Motors Corp.	31,951	869,357

Security	Shares	Value

South Korea (continued)
Korea Aerospace Industries Ltd.(b)	8,772	$248,069
Korea Electric Power Corp.	30,539	809,143
Korea Gas Corp.(b)	3,522	160,241
Korea Investment Holdings Co. Ltd.	5,204	314,297
Korea Zinc Co. Ltd.	1,005	381,487
Korean Air Lines Co. Ltd.	5,501	156,547
KT Corp.	574	15,618
KT&G Corp.	14,163	1,314,021
Kumho Petrochemical Co. Ltd.	2,385	196,170
LG Chem Ltd.	5,582	1,720,488
LG Corp.	11,655	750,695
LG Display Co. Ltd.	28,033	438,895
LG Electronics Inc.	12,956	837,959
LG Household & Health Care Ltd.	1,140	1,179,714
LG Innotek Co. Ltd.	1,647	146,635
LG Uplus Corp.	17,900	282,644
Lotte Chemical Corp.	2,080	505,643
Lotte Corp.(b)	3,769	185,937
Lotte Shopping Co. Ltd.	1,420	272,992
Medy-Tox Inc.	498	250,299
Mirae Asset Daewoo Co. Ltd.	47,630	302,534
NAVER Corp.	17,058	1,925,007
NCSoft Corp.	2,112	964,667
Netmarble Corp.(a)	3,112	362,296
NH Investment & Securities Co. Ltd.	16,644	205,646
OCI Co. Ltd.	2,112	196,890
Orange Life Insurance Ltd.(a)	4,475	120,164
Orion Corp./Republic of Korea	2,752	273,739
Ottogi Corp.	134	88,580
Pan Ocean Co. Ltd.(b)	30,895	126,231
Pearl Abyss Corp.(b)	646	110,649
POSCO	9,538	2,105,941
Posco Daewoo Corp.	5,945	102,358
S-1 Corp.	2,179	187,196
Samsung Biologics Co. Ltd.(a)(b)	1,908	569,362
Samsung C&T Corp.	9,262	846,920
Samsung Card Co. Ltd.	3,485	100,420
Samsung Electro-Mechanics Co. Ltd.	6,950	747,112
Samsung Electronics Co. Ltd.	574,088	21,433,233
Samsung Engineering Co. Ltd.(b)	19,483	338,056
Samsung Fire & Marine Insurance Co. Ltd.	3,729	906,510
Samsung Heavy Industries Co. Ltd.(b)	47,268	312,885
Samsung Life Insurance Co. Ltd.	8,698	671,196
Samsung SDI Co. Ltd.	6,718	1,237,582
Samsung SDS Co. Ltd.	4,312	753,961
Samsung Securities Co. Ltd.	7,369	204,777
Shinhan Financial Group Co. Ltd.	51,884	1,906,973
Shinsegae Inc.	868	225,334
SillaJen Inc.(b)(c)	6,244	393,818
SK Holdings Co. Ltd.	3,847	966,083
SK Hynix Inc.	70,725	4,391,329
SK Innovation Co. Ltd.	7,852	1,376,438
SK Telecom Co. Ltd.	2,429	627,321
S-Oil Corp.	5,405	532,809
ViroMed Co. Ltd.(b)	1,695	298,339
Woori Bank	57,363	800,866
Yuhan Corp.	1,033	209,650

		78,017,943

Taiwan — 15.4%
Acer Inc.	387,062	250,070

69

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Advantech Co. Ltd.	41,282	$312,951
Airtac International Group	14,000	147,266
ASE Technology Holding Co. Ltd.	428,484	868,055
Asia Cement Corp.	282,229	308,788
Asustek Computer Inc.	85,000	601,594
AU Optronics Corp.	1,057,000	430,672
Catcher Technology Co. Ltd.	79,000	678,392
Cathay Financial Holding Co. Ltd.	984,944	1,552,490
Chailease Holding Co. Ltd.	144,105	449,605
Chang Hwa Commercial Bank Ltd.	675,585	383,836
Cheng Shin Rubber Industry Co. Ltd.	246,776	340,502
Chicony Electronics Co. Ltd.	68,518	134,138
China Airlines Ltd.	336,000	119,994
China Development Financial Holding Corp.	1,627,200	528,286
China Life Insurance Co. Ltd./Taiwan	324,298	307,963
China Steel Corp.	1,512,867	1,178,800
Chunghwa Telecom Co. Ltd.	462,000	1,604,922
Compal Electronics Inc.	517,000	295,414
CTBC Financial Holding Co. Ltd.	2,130,265	1,414,344
Delta Electronics Inc.	253,000	1,067,805
E.Sun Financial Holding Co. Ltd.	1,167,564	788,446
Eclat Textile Co. Ltd.	21,604	271,440
Eva Airways Corp.	259,459	135,620
Evergreen Marine Corp. Taiwan Ltd.	275,221	104,096
Far Eastern New Century Corp.	400,460	369,887
Far EasTone Telecommunications Co. Ltd.	205,000	482,525
Feng TAY Enterprise Co. Ltd.	43,064	274,030
First Financial Holding Co. Ltd.	1,207,725	782,238
Formosa Chemicals & Fibre Corp.	429,950	1,486,605
Formosa Petrochemical Corp.	143,000	517,653
Formosa Plastics Corp.	534,400	1,734,981
Formosa Taffeta Co. Ltd.	103,000	112,358
Foxconn Technology Co. Ltd.	110,521	223,184
Fubon Financial Holding Co. Ltd.	808,396	1,280,773
Giant Manufacturing Co. Ltd.	39,000	181,063
Globalwafers Co. Ltd.	28,000	332,711
Highwealth Construction Corp.	100,840	153,544
Hiwin Technologies Corp.	28,181	220,039
Hon Hai Precision Industry Co. Ltd.	1,601,651	3,738,737
Hotai Motor Co. Ltd.	34,000	261,611
Hua Nan Financial Holdings Co. Ltd.	946,461	539,272
Innolux Corp.	1,110,620	369,588
Inventec Corp.	312,980	224,562
Largan Precision Co. Ltd.	12,000	1,312,923
Lite-On Technology Corp.	243,032	322,712
MediaTek Inc.	182,176	1,404,698
Mega Financial Holding Co. Ltd.	1,285,542	1,068,450
Micro-Star International Co. Ltd.	76,000	178,887
Nan Ya Plastics Corp.	604,090	1,457,198
Nanya Technology Corp.	129,000	255,475
Nien Made Enterprise Co. Ltd.	19,000	139,100
Novatek Microelectronics Corp.	70,000	295,440
Pegatron Corp.	233,000	395,627
Phison Electronics Corp.	19,000	154,830
Pou Chen Corp.	259,000	281,691
Powertech Technology Inc.	91,000	213,603
President Chain Store Corp.	69,000	712,368
Quanta Computer Inc.	326,000	528,666
Realtek Semiconductor Corp.	56,140	257,903
Ruentex Development Co. Ltd.	80,439	127,834

Security	Shares	Value

Taiwan (continued)
Ruentex Industries Ltd.	50,113	$148,054
Shin Kong Financial Holding Co. Ltd.	1,144,389	388,256
SinoPac Financial Holdings Co. Ltd.	1,345,699	465,292
Standard Foods Corp.	52,987	84,035
Synnex Technology International Corp.	186,050	218,961
TaiMed Biologics Inc.(b)	20,000	104,540
Taishin Financial Holding Co. Ltd.	1,195,129	525,754
Taiwan Business Bank	487,278	166,900
Taiwan Cement Corp.	567,100	635,195
Taiwan Cooperative Financial Holding Co. Ltd.	1,057,626	614,629
Taiwan High Speed Rail Corp.	246,000	246,787
Taiwan Mobile Co. Ltd.	193,000	682,986
Taiwan Semiconductor Manufacturing Co. Ltd.	2,937,000	21,501,989
Uni-President Enterprises Corp.	583,650	1,368,100
United Microelectronics Corp.	1,459,000	547,098
Vanguard International Semiconductor Corp.	107,000	225,106
Walsin Technology Corp.	41,000	249,582
Win Semiconductors Corp.	40,000	164,278
Winbond Electronics Corp.	397,000	193,335
Wistron Corp.	359,080	227,912
WPG Holdings Ltd.	188,320	229,275
Yageo Corp.	29,151	350,174
Yuanta Financial Holding Co. Ltd.	1,273,893	649,323
Zhen Ding Technology Holding Ltd.	55,455	140,971

		66,796,787

Thailand — 3.3%
Advanced Info Service PCL, NVDR	131,900	715,900
Airports of Thailand PCL, NVDR	516,600	1,001,391
Bangkok Bank PCL, Foreign	31,400	202,411
Bangkok Dusit Medical Services PCL, NVDR	476,900	387,900
Bangkok Expressway & Metro PCL, NVDR	910,100	244,907
Banpu PCL, NVDR	258,600	132,888
Berli Jucker PCL, NVDR	159,800	256,312
BTS Group Holdings PCL, NVDR	723,200	207,807
Bumrungrad Hospital PCL, NVDR	43,200	249,578
Central Pattana PCL, NVDR	168,400	387,877
Charoen Pokphand Foods PCL, NVDR(c)	414,300	314,937
CP ALL PCL, NVDR	608,400	1,262,586
Delta Electronics Thailand PCL, NVDR	62,600	132,766
Electricity Generating PCL, NVDR	17,200	125,519
Energy Absolute PCL, NVDR(c)	166,900	243,594
Glow Energy PCL, NVDR	62,100	164,278
Home Product Center PCL, NVDR	541,649	250,340
Indorama Ventures PCL, NVDR	197,300	323,959
IRPC PCL, NVDR	1,161,000	215,343
Kasikornbank PCL, Foreign	138,300	813,715
Kasikornbank PCL, NVDR(c)	69,300	407,740
Krung Thai Bank PCL, NVDR	397,550	244,181
Land & Houses PCL, NVDR	274,500	84,301
Minor International PCL, NVDR	281,880	310,700
PTT Exploration & Production PCL, NVDR	173,010	694,407
PTT Global Chemical PCL, NVDR	279,500	667,146
PTT PCL, NVDR	1,282,300	1,920,282
Robinson PCL, NVDR	63,500	129,848
Siam Cement PCL (The), NVDR	45,700	614,197
Siam Commercial Bank PCL (The), NVDR	225,400	952,660
Thai Oil PCL, NVDR	139,900	323,296
Thai Union Group PCL, NVDR	252,000	134,860
TMB Bank PCL, NVDR	1,509,500	106,486

70

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
True Corp. PCL, NVDR	1,237,005	$220,037

		14,444,149

Total Common Stocks — 99.0% (Cost: $409,226,780)		430,597,841

Preferred Stocks

South Korea — 0.9%
Amorepacific Corp., Preference Shares, NVS	1,048	84,236
Hyundai Motor Co.
Preference Shares, NVS	2,840	166,709
Series 2, Preference Shares, NVS	4,779	297,582
LG Chem Ltd., Preference Shares, NVS	937	163,418
LG Household & Health Care Ltd., Preference Shares, NVS	258	154,208
Samsung Electronics Co. Ltd., Preference Shares, NVS	97,782	2,944,059

		3,810,212

Total Preferred Stocks — 0.9% (Cost: $3,228,546)		3,810,212

Rights

China — 0.0%
Fosun International Ltd. (Expires 12/05/18)(b)	756	—
Xinyi Solar Holdings Ltd. (Expires 12/12/18)(b)	36,600	—

		—

Total Rights — 0.0% (Cost: $0)		—

Warrants

Thailand — 0.0%
BTS Group Holdings PCL, NVDR (Expires 11/29/19)(b)	79,111	—

Total Warrants — 0.0% (Cost: $0)		—

Security	Shares	Value

Short-Term Investments

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.38%(e)(f)(g)	29,488,676	$29,491,625
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.18%(e)(f)	466,138	466,138

		29,957,763

Total Short-Term Investments — 6.9% (Cost: $29,958,132)		29,957,763

Total Investments in Securities — 106.8% (Cost: $442,413,458)		464,365,816

Other Assets, Less Liabilities — (6.8)%		(29,602,739)

Net Assets — 100.0%		$434,763,077

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	31,286,159	(1,797,483)	29,488,676	$29,491,625	$70,312	(a)	$(1,381)	$(5,305)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	466,138	466,138	466,138	3,210		—	—

				$29,957,763	$73,522		$(1,381)	$(5,305)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

71

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Asia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$430,028,169	$569,362		$310	$430,597,841
Preferred Stocks	3,810,212	—		—	3,810,212
Rights	—	0	(a)	—	0	(a)
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	29,957,763	—		—	29,957,763

	$463,796,144	$569,362		$310	$464,365,816

(a)	Rounds to less than $1.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

72

Consolidated Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.6%
Ambev SA	28,165,415	$122,989,270
Atacadao Distribuicao Comercio e Industria Ltda	2,366,700	10,322,399
B2W Cia. Digital(a)	1,077,100	10,638,128
B3 SA - Brasil, Bolsa, Balcao	12,465,001	90,717,722
Banco Bradesco SA	6,136,920	53,199,944
Banco do Brasil SA	5,174,574	59,600,815
Banco Santander Brasil SA, NVS	2,470,600	27,238,575
BB Seguridade Participacoes SA	4,150,900	30,337,950
BR Malls Participacoes SA	5,047,588	16,947,744
BRF SA(a)	3,151,185	18,029,775
CCR SA	7,264,300	24,353,065
Centrais Eletricas Brasileiras SA(a)	1,240,100	7,818,634
Cia. de Saneamento Basico do Estado de Sao Paulo	2,036,024	14,833,529
Cia. Siderurgica Nacional SA(a)	3,807,428	8,715,775
Cielo SA	7,253,576	17,821,318
Cosan SA	966,900	8,598,992
Embraer SA	4,029,400	22,669,795
Engie Brasil Energia SA	979,400	10,871,269
Equatorial Energia SA	1,032,100	19,348,545
Fibria Celulose SA	1,498,961	28,325,055
Hypera SA	2,083,900	17,263,650
IRB Brasil Resseguros S/A	637,900	12,322,395
JBS SA	5,765,965	17,514,558
Klabin SA, NVS	4,184,800	18,090,069
Kroton Educacional SA	8,386,080	22,724,744
Localiza Rent a Car SA	3,018,889	20,965,805
Lojas Renner SA	4,329,090	43,684,169
M. Dias Branco SA	618,200	6,447,162
Magazine Luiza SA	459,900	19,539,934
Multiplan Empreendimentos Imobiliarios SA	1,654,309	9,909,289
Natura Cosmeticos SA	1,175,900	12,415,110
Petrobras Distribuidora SA	2,116,300	13,353,859
Petroleo Brasileiro SA	17,962,574	130,403,429
Porto Seguro SA	597,800	8,000,905
Raia Drogasil SA	1,393,800	22,348,713
Rumo SA(a)	6,607,200	29,738,198
Sul America SA, NVS	1,238,936	8,601,058
Suzano Papel e Celulose SA	2,669,900	28,174,928
TIM Participacoes SA	5,040,376	15,427,599
Ultrapar Participacoes SA	2,157,000	26,302,841
Vale SA	19,080,309	259,998,017
WEG SA	5,031,306	23,138,710

		1,369,743,441

Chile — 1.0%
Aguas Andinas SA, Class A	16,556,764	9,533,551
Banco de Chile	151,566,911	21,882,625
Banco de Credito e Inversiones SA	267,805	17,459,168
Banco Santander Chile	396,390,046	30,682,067
Cencosud SA	8,462,995	15,676,847
Cia. Cervecerias Unidas SA	894,410	11,675,914
Colbun SA	50,030,601	10,437,833
Empresa Nacional de Telecomunicaciones SA	922,074	7,508,786
Empresas CMPC SA	7,742,218	26,720,670
Empresas COPEC SA	2,292,929	30,901,636
Enel Americas SA	174,454,574	30,218,763
Enel Chile SA	176,529,813	17,105,658
Itau CorpBanca	952,514,717	9,092,530

Security	Shares	Value

Chile (continued)
Latam Airlines Group SA	1,847,429	$18,922,171
SACI Falabella	4,497,560	33,358,527

		291,176,746

China — 31.4%
3SBio Inc.(b)	7,729,000	11,377,578
51job Inc., ADR(a)(c)	151,981	10,346,867
58.com Inc., ADR(a)(c)	560,751	33,415,152
AAC Technologies Holdings Inc.(c)	4,397,500	31,158,851
Agile Group Holdings Ltd.	9,524,000	12,924,625
Agricultural Bank of China Ltd., Class A	12,100,300	6,210,322
Agricultural Bank of China Ltd., Class H	170,283,000	77,027,994
Air China Ltd., Class H	11,458,000	11,083,546
Alibaba Group Holding Ltd., ADR(a)(c)	7,782,350	1,251,868,821
Alibaba Health Information Technology Ltd.(a)	21,232,000	18,991,662
Alibaba Pictures Group Ltd.(a)(c)	86,540,000	13,491,205
Aluminum Corp. of China Ltd., Class H(a)(c)	24,536,000	8,778,814
Angang Steel Co. Ltd., Class A	3,105,683	2,464,597
Angang Steel Co. Ltd., Class H	4,336,000	3,540,496
Anhui Conch Cement Co. Ltd., Class H	7,714,000	40,266,671
ANTA Sports Products Ltd.	6,502,402	29,538,433
Autohome Inc., ADR	356,121	29,323,003
AviChina Industry & Technology Co. Ltd., Class H	13,347,000	9,363,324
BAIC Motor Corp. Ltd., Class H(b)	10,587,000	6,493,640
Baidu Inc., ADR(a)(c)	1,670,248	314,474,293
Bank of Beijing Co. Ltd., Class A	6,916,127	5,896,135
Bank of China Ltd., Class A	7,305,447	3,791,437
Bank of China Ltd., Class H	472,673,000	206,566,995
Bank of Communications Co. Ltd., Class A	9,733,000	8,185,635
Bank of Communications Co. Ltd., Class H	47,771,600	36,321,250
Bank of Shanghai Co. Ltd., Class A	2,413,045	3,979,043
Baoshan Iron & Steel Co. Ltd., Class A	2,376,774	2,296,185
Baozun Inc., ADR(a)(c)	222,325	7,841,403
BBMG Corp., Class H	14,717,000	4,739,078
Beijing Capital International Airport Co. Ltd., Class H	10,286,000	11,435,096
Beijing Enterprises Holdings Ltd.	3,153,500	18,496,074
Beijing Enterprises Water Group Ltd.	34,334,000	19,874,519
BOC Aviation Ltd.(b)	1,270,300	9,788,083
BOE Technology Group Co. Ltd., Class A	5,891,500	2,354,618
Brilliance China Automotive Holdings Ltd.	18,282,000	16,166,047
BYD Co. Ltd., Class H(c)	3,973,500	29,779,353
BYD Electronic International Co. Ltd.(c)	4,201,500	5,894,958
CAR Inc.(a)(c)	4,329,000	3,805,836
CGN Power Co. Ltd., Class H(b)	66,569,000	16,502,426
China Agri-Industries Holdings Ltd.	11,635,000	4,400,805
China Cinda Asset Management Co. Ltd., Class H .	55,576,000	14,913,535
China CITIC Bank Corp. Ltd., Class H	54,482,800	34,531,475
China Coal Energy Co. Ltd., Class H(c)	11,557,000	4,622,357
China Communications Construction Co. Ltd., Class H	27,206,000	26,421,186
China Communications Services Corp. Ltd., Class H	15,062,000	12,568,107
China Conch Venture Holdings Ltd.	9,883,000	30,624,892
China Construction Bank Corp., Class A	2,868,100	2,741,989
China Construction Bank Corp., Class H	575,050,760	490,124,086
China Ding Yi Feng Holdings Ltd.(a)	4,928,000	14,357,525
China Eastern Airlines Corp. Ltd., Class A	4,488,067	3,387,415
China Eastern Airlines Corp. Ltd., Class H	4,606,000	2,860,449
China Everbright Bank Co. Ltd., Class H	16,166,000	7,168,133
China Everbright International Ltd.(c)	20,762,813	18,147,480

73

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Everbright Ltd.	6,212,000	$11,573,454
China Evergrande Group(c)	15,720,388	49,516,987
China First Capital Group Ltd.(a)	19,622,000	9,527,981
China Galaxy Securities Co. Ltd., Class H	21,548,000	11,564,591
China Gas Holdings Ltd.	10,623,200	36,447,998
China Hongqiao Group Ltd.	12,900,000	7,994,761
China Huarong Asset Management Co. Ltd., Class H(b)	61,321,000	12,615,636
China Huishan Dairy Holdings Co. Ltd.(a)(d)	5,603,350	85,922
China International Capital Corp. Ltd., Class H(b)	6,251,200	11,886,127
China International Marine Containers Group Co. Ltd., Class A	1,258,700	1,995,940
China International Travel Service Corp. Ltd., Class A	362,900	2,880,411
China Jinmao Holdings Group Ltd.	31,808,000	15,241,990
China Life Insurance Co. Ltd., Class H	44,899,000	96,387,337
China Literature Ltd.(a)(b)(c)	1,110,800	5,819,608
China Longyuan Power Group Corp. Ltd., Class H	19,457,000	15,290,618
China Medical System Holdings Ltd.	8,420,000	9,177,727
China Mengniu Dairy Co. Ltd.	16,665,000	51,534,102
China Merchants Bank Co. Ltd., Class A	2,393,191	9,822,754
China Merchants Bank Co. Ltd., Class H	23,199,467	95,901,704
China Merchants Port Holdings Co. Ltd.(c)	8,246,000	14,983,627
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,052,883	2,851,746
China Minsheng Banking Corp. Ltd., Class A	8,598,353	7,540,409
China Minsheng Banking Corp. Ltd., Class H	32,571,048	24,056,564
China Mobile Ltd.	36,866,500	365,803,115
China Molybdenum Co. Ltd., Class H	23,976,000	9,773,305
China National Building Material Co. Ltd., Class H	23,644,000	18,399,765
China Oilfield Services Ltd., Class H	11,368,000	10,604,274
China Oriental Group Co. Ltd.	6,628,000	4,251,677
China Overseas Land & Investment Ltd.	23,128,960	80,684,996
China Pacific Insurance Group Co. Ltd., Class A	592,100	2,671,998
China Pacific Insurance Group Co. Ltd., Class H	15,696,200	55,558,220
China Petroleum & Chemical Corp., Class A	5,562,867	4,718,462
China Petroleum & Chemical Corp., Class H	152,428,800	129,527,716
China Power International Development Ltd.(c)	25,168,000	5,885,371
China Railway Construction Corp. Ltd., Class H	12,810,000	16,401,776
China Railway Group Ltd., Class H	23,363,000	21,465,031
China Railway Signal & Communication Corp. Ltd., Class H(b)	8,627,000	6,096,197
China Reinsurance Group Corp., Class H	27,324,000	5,691,227
China Resources Beer Holdings Co. Ltd.	8,824,000	29,880,331
China Resources Cement Holdings Ltd.	14,610,000	14,263,221
China Resources Gas Group Ltd.	5,388,000	21,722,059
China Resources Land Ltd.	16,761,333	62,112,725
China Resources Pharmaceutical Group Ltd.(b)(c)	9,886,000	14,527,553
China Resources Power Holdings Co. Ltd.	11,410,999	21,609,559
China Shenhua Energy Co. Ltd., Class H	20,892,500	46,399,598
China Southern Airlines Co. Ltd., Class H	11,752,000	8,004,110
China State Construction Engineering Corp. Ltd., Class A	5,735,614	4,757,793
China State Construction International Holdings Ltd.(c)	12,178,000	10,612,907
China Taiping Insurance Holdings Co. Ltd.	9,850,860	32,602,278
China Telecom Corp. Ltd., Class H	83,622,000	44,985,927
China Tower Corp. Ltd., Class H(a)(b)	213,970,000	31,716,474
China Traditional Chinese Medicine Holdings Co. Ltd.	13,806,000	9,173,715

Security	Shares	Value

China (continued)
China Travel International Investment Hong Kong Ltd.	12,636,000	$3,503,833
China Unicom Hong Kong Ltd.	36,600,000	42,419,193
China United Network Communications Ltd., Class A	4,418,900	3,354,269
China Vanke Co. Ltd., Class A	1,224,690	4,479,124
China Vanke Co. Ltd., Class H	7,270,431	24,991,163
China Yangtze Power Co. Ltd., Class A	2,341,263	4,830,053
China Zhongwang Holdings Ltd.(c)	9,506,800	4,385,464
Chong Sing Holdings FinTech Group(a)	38,612,000	1,120,011
Chongqing Changan Automobile Co. Ltd., Class B	540,400	252,738
Chongqing Rural Commercial Bank Co. Ltd., Class H	15,800,000	9,226,719
CIFI Holdings Group Co. Ltd.	20,764,000	10,400,905
CITIC Ltd.	35,745,000	57,369,223
CITIC Securities Co. Ltd., Class A	877,133	2,127,308
CITIC Securities Co. Ltd., Class H	14,645,500	27,323,170
CNOOC Ltd.	107,452,000	182,616,567
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	5,882,000	3,179,358
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	3,737,499	2,203,001
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(c)	13,286,500	5,398,980
COSCO SHIPPING Ports Ltd.	10,636,000	10,791,278
Country Garden Holdings Co. Ltd.(c)	45,868,939	56,385,547
Country Garden Services Holdings Co. Ltd.(a)(c)	6,043,000	10,007,639
CRRC Corp. Ltd., Class A	3,748,593	4,704,704
CRRC Corp. Ltd., Class H	24,046,300	22,430,820
CSPC Pharmaceutical Group Ltd.	28,272,000	57,224,992
Ctrip.com International Ltd., ADR(a)(c)	2,452,929	70,767,002
Dali Foods Group Co. Ltd.(b)(c)	12,146,500	8,955,730
Daqin Railway Co. Ltd., Class A	2,721,757	3,016,849
Datang International Power Generation Co. Ltd., Class H	17,628,000	4,324,922
Dongfeng Motor Group Co. Ltd., Class H	16,828,000	16,235,045
ENN Energy Holdings Ltd.	4,607,600	41,361,390
Far East Horizon Ltd.	13,099,000	13,039,160
Focus Media Information Technology Co. Ltd., Class A	1,932,192	1,597,232
Foshan Haitian Flavouring & Food Co. Ltd., Class A	376,906	3,433,733
Fosun International Ltd.	15,781,000	25,085,856
Fullshare Holdings Ltd.(c)	43,000,000	16,264,256
Future Land Development Holdings Ltd.(c)	10,770,000	7,266,473
Fuyao Glass Industry Group Co. Ltd., Class H(b)	3,253,200	10,039,265
GDS Holdings Ltd., ADR(a)(c)	359,964	10,615,338
Geely Automobile Holdings Ltd.(c)	29,787,000	58,692,846
Genscript Biotech Corp.(a)(c)	5,516,000	9,585,995
GF Securities Co. Ltd., Class H	9,054,600	13,421,507
GOME Retail Holdings Ltd.(a)(c)	71,405,200	6,387,073
Great Wall Motor Co. Ltd., Class H(c)	18,834,000	12,033,351
Gree Electric Appliances Inc. of Zhuhai, Class A(a)	514,575	2,726,064
Greentown China Holdings Ltd.	5,242,000	4,273,579
Greentown Service Group Co. Ltd.(c)	5,918,000	5,089,370
Guangdong Investment Ltd.	18,210,110	35,136,908
Guangzhou Automobile Group Co. Ltd., Class H	18,035,838	18,760,083
Guangzhou R&F Properties Co. Ltd., Class H	5,877,200	9,102,216
Guotai Junan Securities Co. Ltd., Class A	2,875,800	6,631,516
Guotai Junan Securities Co. Ltd., Class H(b)	1,657,400	3,443,673
Haier Electronics Group Co. Ltd.	7,715,000	17,962,151

74

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Haitian International Holdings Ltd.	4,215,000	$9,059,362
Haitong Securities Co. Ltd., Class H	20,623,600	21,399,052
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,280,687	5,002,446
Hengan International Group Co. Ltd.(c)	4,365,500	35,673,734
HengTen Networks Group Ltd.(a)(c)	135,664,000	4,680,610
Hua Hong Semiconductor Ltd.(b)(c)	2,650,000	5,614,414
Huadian Power International Corp. Ltd., Class H	9,670,000	4,139,475
Huaneng Power International Inc., Class H	26,186,000	16,329,129
Huaneng Renewables Corp. Ltd., Class H	30,024,000	9,437,950
Huatai Securities Co. Ltd., Class H(b)	10,553,800	17,450,873
Huazhu Group Ltd., ADR(c)	792,502	24,995,513
Hutchison China MediTech Ltd., ADR, NVS(a)	316,253	10,901,241
Industrial & Commercial Bank of China Ltd., Class A	7,834,290	6,003,115
Industrial & Commercial Bank of China Ltd., Class H	412,093,085	292,781,849
Industrial Bank Co. Ltd., Class A	3,191,600	7,313,859
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	890,989	3,052,433
Inner Mongolia Yitai Coal Co. Ltd., Class B	6,158,200	7,506,846
JD.com Inc., ADR(a)(c)	4,375,523	92,892,353
Jiangsu Expressway Co. Ltd., Class H	7,800,000	10,485,385
Jiangsu Hengrui Medicine Co. Ltd., Class A	516,494	4,859,871
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	190,887	2,749,205
Jiangxi Copper Co. Ltd., Class H	8,179,000	9,876,568
Jiayuan International Group Ltd.	6,106,000	10,939,031
Kaisa Group Holdings Ltd.(c)	12,851,000	4,121,779
Kangmei Pharmaceutical Co. Ltd., Class A	1,099,994	1,665,208
Kingboard Holdings Ltd.	4,251,500	12,142,098
Kingboard Laminates Holdings Ltd.	6,539,000	6,225,033
Kingdee International Software Group Co. Ltd.(c)	13,986,000	13,939,980
Kingsoft Corp. Ltd.	5,019,000	8,388,783
Kunlun Energy Co. Ltd.(c)	19,794,000	23,952,871
Kweichow Moutai Co. Ltd., Class A	130,176	10,573,753
KWG Group Holdings Ltd.	7,648,500	6,802,359
Lee & Man Paper Manufacturing Ltd.	9,680,000	8,769,920
Legend Holdings Corp., Class H(b)	2,202,000	6,485,781
Lenovo Group Ltd.(c)	43,900,000	31,694,726
Logan Property Holdings Co. Ltd.	8,350,000	9,762,962
Longfor Group Holdings Ltd.	9,056,000	25,458,518
Luye Pharma Group Ltd.(b)	7,036,500	5,610,678
Maanshan Iron & Steel Co. Ltd., Class H	10,300,000	4,738,204
Meitu Inc.(a)(b)(c)	10,525,500	4,371,194
Metallurgical Corp. of China Ltd., Class A	7,449,790	3,320,133
Metallurgical Corp. of China Ltd., Class H	10,745,000	2,732,332
Midea Group Co. Ltd., Class A	838,300	4,662,813
MMG Ltd.(a)(c)	14,772,000	7,323,945
Momo Inc., ADR(a)(c)	876,111	27,466,080
NetEase Inc., ADR	467,394	106,131,156
New China Life Insurance Co. Ltd., Class H	5,211,300	22,807,657
New Oriental Education & Technology Group Inc., ADR(a)	862,260	49,286,782
Nexteer Automotive Group Ltd.	5,380,000	8,098,444
Nine Dragons Paper Holdings Ltd.	10,033,000	10,166,654
Noah Holdings Ltd., ADR(a)(c)	175,432	8,540,030
People’s Insurance Co. Group of China Ltd. (The), Class H	44,374,000	19,108,760
PetroChina Co. Ltd., Class H	128,324,000	90,023,162

Security	Shares	Value

China (continued)
PICC Property & Casualty Co. Ltd., Class H	41,329,192	$42,407,873
Ping An Bank Co. Ltd., Class A	2,716,394	4,045,780
Ping An Insurance Group Co. of China Ltd., Class A	1,337,894	12,211,720
Ping An Insurance Group Co. of China Ltd., Class H	30,975,000	299,627,192
Poly Developments and Holdings Group Co. Ltd., Class A	1,519,173	2,861,069
Postal Savings Bank of China Co. Ltd., Class H(b)	16,312,000	9,859,216
Qingdao Haier Co. Ltd., Class A	1,103,765	2,181,871
SAIC Motor Corp. Ltd., Class A	1,144,185	4,087,638
Semiconductor Manufacturing International Corp.(a)(c)	17,960,999	16,501,879
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	12,240,000	11,495,895
Shanghai Electric Group Co. Ltd., Class H	18,422,000	6,261,703
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,489,500	12,039,293
Shanghai Industrial Holdings Ltd.	3,250,000	7,084,944
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	6,331,826	8,541,633
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,396,000	13,307,709
Shanghai Pudong Development Bank Co. Ltd., Class A	4,465,162	6,875,060
Shenzhen International Holdings Ltd.	5,275,500	10,583,695
Shenzhen Investment Ltd.(c)	15,074,000	4,911,823
Shenzhou International Group Holdings Ltd.	4,547,000	55,197,904
Shimao Property Holdings Ltd.	7,165,500	17,708,305
Shui On Land Ltd.	21,001,500	4,964,735
Sihuan Pharmaceutical Holdings Group Ltd.	23,757,000	5,282,200
SINA Corp./China(a)	390,014	25,261,207
Sino Biopharmaceutical Ltd.	41,973,500	38,295,472
Sino-Ocean Group Holding Ltd.	18,873,500	8,441,012
Sinopec Engineering Group Co. Ltd., Class H	7,598,000	7,039,006
Sinopec Shanghai Petrochemical Co. Ltd., Class H	21,933,000	9,949,481
Sinopharm Group Co. Ltd., Class H	7,225,600	35,593,634
Sinotrans Ltd., Class H	11,648,000	4,658,753
Sinotruk Hong Kong Ltd.(c)	4,186,500	6,868,947
SOHO China Ltd.(a)	13,723,000	5,120,424
SSY Group Ltd.	8,996,000	9,230,793
Sun Art Retail Group Ltd.(c)	14,458,000	16,147,068
Sunac China Holdings Ltd.(c)	14,624,000	48,586,270
Suning.com Co. Ltd., Class A	2,010,973	3,090,536
Sunny Optical Technology Group Co. Ltd.	4,302,100	41,615,049
TAL Education Group, Class A, ADR(a)	2,147,269	60,273,841
Tencent Holdings Ltd.	34,348,700	1,369,427,135
Tingyi Cayman Islands Holding Corp.	12,002,000	15,551,261
Tong Ren Tang Technologies Co. Ltd., Class H	3,173,000	4,541,111
Towngas China Co. Ltd.	5,519,000	4,301,939
TravelSky Technology Ltd., Class H	5,851,000	15,738,242
Tsingtao Brewery Co. Ltd., Class H	2,250,000	9,157,269
Uni-President China Holdings Ltd.	7,712,000	7,026,363
Vipshop Holdings Ltd., ADR(a)	2,619,434	15,114,134
Want Want China Holdings Ltd.	30,406,000	22,418,633
Weibo Corp., ADR(a)(c)	331,861	21,132,909
Weichai Power Co. Ltd., Class H	12,044,800	12,928,642
Wuliangye Yibin Co. Ltd., Class A	480,581	3,619,635
Wuxi Biologics Cayman Inc.(a)(b)	3,018,000	25,298,636

75

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,690,354	$2,677,991
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,801,400	2,770,704
Xinyi Solar Holdings Ltd.(c)	18,832,000	7,050,795
Yanzhou Coal Mining Co. Ltd., Class H	11,312,800	10,148,019
Yihai International Holding Ltd.	2,796,000	7,502,923
Yuexiu Property Co. Ltd.	39,078,000	7,240,597
Yum China Holdings Inc.	2,196,416	78,697,585
Yunnan Baiyao Group Co. Ltd., Class A	237,292	2,541,494
Yuzhou Properties Co. Ltd.	9,997,000	4,381,652
YY Inc., ADR(a)(c)	293,778	19,997,468
Zhaojin Mining Industry Co. Ltd., Class H	5,497,500	5,233,540
Zhejiang Expressway Co. Ltd., Class H	9,082,000	7,624,667
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	1,269,500	5,199,179
Zhongsheng Group Holdings Ltd.(c)	3,418,500	6,945,552
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,330,500	17,874,453
Zijin Mining Group Co. Ltd., Class H	36,294,000	13,681,411
ZTE Corp., Class H(a)	4,622,600	9,084,827

		9,353,933,020

Colombia — 0.3%
Bancolombia SA	1,376,676	13,682,383
Cementos Argos SA	2,856,852	6,176,319
Ecopetrol SA	30,061,411	28,828,026
Grupo Argos SA/Colombia	1,875,061	9,369,963
Grupo de Inversiones Suramericana SA	1,594,737	15,908,731
Interconexion Electrica SA ESP	2,462,823	9,842,636

		83,808,058

Czech Republic — 0.2%
CEZ AS	965,549	23,031,568
Komercni Banka AS	438,172	17,235,068
Moneta Money Bank AS(b)	2,856,767	9,841,556

		50,108,192

Egypt — 0.1%
Commercial International Bank Egypt SAE	6,720,106	27,994,813
Eastern Tobacco	6,672,884	6,881,528
EISewedy Electric Co.	4,469,090	3,999,973

		38,876,314

Greece — 0.2%
Alpha Bank AE(a)(c)	8,412,296	11,906,030
FF Group(a)(d)	246,892	2,795
Hellenic Telecommunications Organization SA	1,369,838	16,192,434
JUMBO SA	687,546	10,462,692
Motor Oil Hellas Corinth Refineries SA	354,212	8,121,396
OPAP SA	1,363,142	12,810,368
Titan Cement Co. SA	312,434	7,004,319

		66,500,034

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	2,234,154	24,707,031
OTP Bank Nyrt	1,353,154	54,105,852
Richter Gedeon Nyrt	849,504	16,701,633

		95,514,516

India — 9.1%
Adani Ports & Special Economic Zone Ltd.	3,091,738	16,220,590
Ambuja Cements Ltd.	3,583,532	11,180,702
Ashok Leyland Ltd.	7,122,081	11,480,964
Asian Paints Ltd.	1,725,496	33,322,783

Security	Shares	Value

India (continued)
Aurobindo Pharma Ltd.	1,601,938	$18,633,921
Avenue Supermarts Ltd.(a)(b)	748,663	16,032,420
Axis Bank Ltd.(a)	10,859,527	97,501,241
Bajaj Auto Ltd.	499,943	19,695,724
Bajaj Finance Ltd.	1,047,491	38,140,726
Bajaj Finserv Ltd.	230,132	19,793,267
Bharat Forge Ltd.	1,280,018	10,355,666
Bharat Petroleum Corp. Ltd.	4,539,446	21,129,152
Bharti Airtel Ltd.	8,393,390	37,754,900
Bharti Infratel Ltd.	1,941,283	7,151,509
Bosch Ltd.	45,382	12,354,459
Britannia Industries Ltd.	342,258	15,565,999
Cadila Healthcare Ltd.	1,244,216	6,521,445
Cipla Ltd./India	2,071,222	16,073,182
Coal India Ltd.	4,038,358	14,190,313
Container Corp. of India Ltd.	949,090	9,191,309
Dabur India Ltd.	3,170,190	18,608,576
Divi’s Laboratories Ltd.	472,647	9,761,166
Dr. Reddy’s Laboratories Ltd.	692,554	27,050,298
Eicher Motors Ltd.	80,106	26,901,571
GAIL India Ltd.	4,721,600	23,240,475
Glenmark Pharmaceuticals Ltd.	840,364	7,875,511
Godrej Consumer Products Ltd.	2,149,218	23,138,901
Grasim Industries Ltd.	1,991,964	24,758,431
Havells India Ltd.	1,516,255	14,896,044
HCL Technologies Ltd.	3,342,193	48,673,878
Hero MotoCorp Ltd.	295,375	12,948,270
Hindalco Industries Ltd.	7,113,898	23,088,654
Hindustan Petroleum Corp. Ltd.	3,637,922	12,128,147
Hindustan Unilever Ltd.	3,900,501	98,163,121
Housing Development Finance Corp. Ltd.	9,640,170	275,117,270
ICICI Bank Ltd.	14,363,734	73,194,349
Indiabulls Housing Finance Ltd.	1,667,095	17,117,055
Indian Oil Corp. Ltd.	8,642,563	16,691,140
Infosys Ltd.	20,997,876	201,090,930
InterGlobe Aviation Ltd.(b)	555,277	8,271,990
ITC Ltd.	20,427,877	83,769,097
JSW Steel Ltd.	5,085,508	22,930,209
Larsen & Toubro Ltd.	2,866,578	58,919,191
LIC Housing Finance Ltd.	1,774,513	11,873,795
Lupin Ltd.	1,338,055	17,024,468
Mahindra & Mahindra Financial Services Ltd.	1,819,228	11,726,640
Mahindra & Mahindra Ltd.	4,499,870	51,064,598
Marico Ltd.	2,687,298	13,755,557
Maruti Suzuki India Ltd.	634,751	69,778,438
Motherson Sumi Systems Ltd.	5,702,788	12,740,140
Nestle India Ltd.	138,913	21,456,024
NTPC Ltd.	11,730,647	23,614,460
Oil & Natural Gas Corp. Ltd.	8,321,903	16,752,464
Page Industries Ltd.	32,917	12,807,426
Petronet LNG Ltd.	3,573,753	10,983,541
Pidilite Industries Ltd.	716,756	11,963,588
Piramal Enterprises Ltd.	496,442	15,670,743
Power Grid Corp. of India Ltd.	9,339,056	24,139,909
REC Ltd.	4,278,467	6,132,705
Reliance Industries Ltd.	17,145,946	287,233,650
Shree Cement Ltd.	51,943	12,287,860
Shriram Transport Finance Co. Ltd.	903,490	14,979,305
State Bank of India(a)	10,784,382	44,045,833
Sun Pharmaceutical Industries Ltd.	5,063,013	35,785,066

76

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Tata Consultancy Services Ltd.	5,427,986	$153,291,247
Tata Motors Ltd.(a)	9,365,431	23,106,189
Tata Power Co. Ltd. (The)	6,941,076	7,578,964
Tata Steel Ltd.	2,076,497	15,775,955
Tech Mahindra Ltd.	2,849,627	28,864,254
Titan Co. Ltd.	1,868,002	24,848,621
UltraTech Cement Ltd.	575,053	33,001,087
United Spirits Ltd.(a)	1,764,481	17,023,273
UPL Ltd.	2,181,396	23,718,515
Vedanta Ltd.	7,885,184	22,158,165
Vodafone Idea Ltd.(a)	11,790,587	5,971,845
Wipro Ltd.	6,794,489	31,649,772
Yes Bank Ltd.	10,257,051	24,989,558
Zee Entertainment Enterprises Ltd.	2,856,409	20,024,987

		2,718,443,188

Indonesia — 2.2%
Adaro Energy Tbk PT	86,738,100	7,792,935
Astra International Tbk PT	122,255,900	73,084,282
Bank Central Asia Tbk PT	59,201,900	107,827,967
Bank Danamon Indonesia Tbk PT	18,622,216	9,667,538
Bank Mandiri Persero Tbk PT	112,163,700	58,032,608
Bank Negara Indonesia Persero Tbk PT	44,751,076	26,595,640
Bank Rakyat Indonesia Persero Tbk PT	333,822,310	84,491,296
Bank Tabungan Negara Persero Tbk PT	25,557,200	4,771,035
Bukit Asam Tbk PT	17,119,900	4,811,886
Bumi Serpong Damai Tbk PT(a)	46,451,400	4,384,506
Charoen Pokphand Indonesia Tbk PT	45,036,945	18,735,873
Gudang Garam Tbk PT	2,876,800	16,493,452
Hanjaya Mandala Sampoerna Tbk PT	55,262,200	14,218,836
Indah Kiat Pulp & Paper Corp. Tbk PT	16,530,300	12,135,511
Indocement Tunggal Prakarsa Tbk PT	11,172,000	14,919,434
Indofood CBP Sukses Makmur Tbk PT	14,007,000	9,646,492
Indofood Sukses Makmur Tbk PT	26,273,600	12,124,157
Jasa Marga Persero Tbk PT	13,238,395	3,822,728
Kalbe Farma Tbk PT	129,231,415	13,779,263
Pabrik Kertas Tjiwi Kimia Tbk PT	4,150,000	3,286,051
Pakuwon Jati Tbk PT	114,481,800	4,722,549
Perusahaan Gas Negara Persero Tbk PT	66,361,200	9,070,872
Semen Indonesia Persero Tbk PT	18,077,900	15,199,213
Surya Citra Media Tbk PT	35,932,200	4,811,059
Telekomunikasi Indonesia Persero Tbk PT	304,122,900	78,250,115
Tower Bersama Infrastructure Tbk PT	12,984,800	3,640,556
Unilever Indonesia Tbk PT	9,153,600	27,040,000
United Tractors Tbk PT	10,136,353	19,489,579

		662,845,433

Malaysia — 2.3%
AirAsia Group Bhd	9,145,300	6,731,395
Alliance Bank Malaysia Bhd	6,520,700	6,389,024
AMMB Holdings Bhd	10,315,575	10,501,697
Astro Malaysia Holdings Bhd	23,400	6,711
Axiata Group Bhd	16,520,800	14,331,582
British American Tobacco Malaysia Bhd(c)	864,800	7,791,363
CIMB Group Holdings Bhd	27,966,700	38,496,402
Dialog Group Bhd	21,776,912	16,497,266
DiGi.Com Bhd(c)	19,305,100	19,561,148
FGV Holdings Bhd	37,800	7,995
Fraser & Neave Holdings Bhd(c)	645,300	5,138,343
Gamuda Bhd	11,726,000	6,613,301
Genting Bhd	12,847,200	19,280,778

Security	Shares	Value

Malaysia (continued)
Genting Malaysia Bhd	17,975,300	$12,285,663
Genting Plantations Bhd	1,797,500	4,080,834
HAP Seng Consolidated Bhd(c)	3,639,300	8,566,640
Hartalega Holdings Bhd	8,073,600	12,348,199
Hong Leong Bank Bhd	3,906,400	19,025,554
Hong Leong Financial Group Bhd	1,299,300	5,986,499
IHH Healthcare Bhd(c)	14,816,900	19,014,638
IJM Corp. Bhd(c)	17,753,340	6,915,508
IOI Corp. Bhd	12,354,420	12,547,804
IOI Properties Group Bhd(c)	12,794,156	4,983,743
Kuala Lumpur Kepong Bhd	2,703,200	15,827,076
Malayan Banking Bhd(c)	22,832,800	51,236,705
Malaysia Airports Holdings Bhd(c)	5,760,000	10,557,821
Maxis Bhd(c)	12,901,300	16,741,321
MISC Bhd	7,026,000	10,326,180
Nestle Malaysia Bhd(c)	342,700	12,235,483
Petronas Chemicals Group Bhd	14,552,400	31,994,762
Petronas Dagangan Bhd	1,275,100	7,861,771
Petronas Gas Bhd	4,271,100	19,331,971
PPB Group Bhd	3,620,660	15,228,490
Press Metal Aluminium Holdings Bhd(c)	8,173,900	9,298,068
Public Bank Bhd	17,506,330	104,255,644
QL Resources Bhd	1,770,200	2,986,644
RHB Bank Bhd	5,272,825	6,615,445
RHB Bank Bhd, New(a)(d)	3,214,200	8
Sime Darby Bhd	14,477,273	7,922,800
Sime Darby Plantation Bhd(c)	14,506,973	16,294,127
Sime Darby Property Bhd(c)	16,822,073	3,999,991
SP Setia Bhd Group	7,219,000	3,709,129
Telekom Malaysia Bhd	6,726,000	3,745,150
Tenaga Nasional Bhd	18,801,950	63,983,694
Top Glove Corp. Bhd	8,442,800	12,045,290
Westports Holdings Bhd	6,126,500	5,519,633
YTL Corp. Bhd	20,293,589	5,431,669

		694,250,959

Mexico — 2.6%
Alfa SAB de CV, Class A	18,328,600	18,431,523
Alsea SAB de CV(c)	2,746,000	6,884,654
America Movil SAB de CV, Series L, NVS	202,745,300	136,321,134
Arca Continental SAB de CV	2,657,736	13,735,593
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	11,053,000	13,576,028
Cemex SAB de CV, CPO(a)	87,890,173	45,228,616
Coca-Cola Femsa SAB de CV, Series L, NVS(c)	3,157,193	19,021,600
El Puerto de Liverpool SAB de CV, Series C1, NVS(c)	1,129,465	6,733,795
Fibra Uno Administracion SA de CV	20,080,500	20,331,435
Fomento Economico Mexicano SAB de CV	11,718,200	101,638,463
Gruma SAB de CV, Series B	1,296,420	14,203,065
Grupo Aeroportuario del Pacifico SAB de CV, Series B	2,151,100	14,919,171
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,264,295	16,990,454
Grupo Bimbo SAB de CV, Series A(c)	10,095,800	19,352,258
Grupo Carso SAB de CV, Series A1	3,062,941	9,833,567
Grupo Financiero Banorte SAB de CV, Class O(c)	15,598,856	71,417,050
Grupo Financiero Inbursa SAB de CV, Class O(c)	14,055,900	18,943,159
Grupo Mexico SAB de CV, Series B	21,200,288	43,743,194
Grupo Televisa SAB, CPO(c)	14,803,300	40,490,208
Industrias Penoles SAB de CV(c)	858,828	9,788,041

77

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Infraestructura Energetica Nova SAB de CV(c)	3,271,400	$12,454,819
Kimberly-Clark de Mexico SAB de CV, Class A	9,265,200	13,702,610
Megacable Holdings SAB de CV, CPO	1,011,900	4,633,829
Mexichem SAB de CV	6,430,634	15,032,179
Promotora y Operadora de Infraestructura SAB de CV(c)	1,399,885	12,417,888
Wal-Mart de Mexico SAB de CV	31,520,700	77,989,361

		777,813,694

Pakistan — 0.0%
Habib Bank Ltd.	3,574,400	3,655,690
Lucky Cement Ltd.	154,400	557,669
MCB Bank Ltd.	2,323,400	3,501,665
Oil & Gas Development Co. Ltd.	4,031,500	4,349,598

		12,064,622

Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR, NVS	1,068,215	15,104,560
Credicorp Ltd.	406,291	89,095,553
Southern Copper Corp.	515,228	17,249,834

		121,449,947

Philippines — 1.1%
Aboitiz Equity Ventures Inc.	12,925,400	12,871,154
Aboitiz Power Corp.	7,552,664	4,567,330
Alliance Global Group Inc.(a)	22,722,180	4,950,158
Ayala Corp.	1,541,316	27,962,448
Ayala Land Inc.	45,661,500	36,280,074
Bank of the Philippine Islands	5,741,434	10,295,589
BDO Unibank Inc.	12,039,691	29,904,002
DMCI Holdings Inc.	23,284,500	5,481,319
Globe Telecom Inc.	213,355	8,018,110
GT Capital Holdings Inc.	539,911	9,146,146
International Container Terminal Services Inc.	3,105,390	5,538,992
JG Summit Holdings Inc.	17,837,764	16,401,759
Jollibee Foods Corp.	2,778,159	14,754,663
Manila Electric Co.	1,084,990	7,952,178
Megaworld Corp.	67,717,200	5,826,108
Metro Pacific Investments Corp.	84,408,600	7,568,112
Metropolitan Bank & Trust Co.	5,651,530	8,042,811
PLDT Inc.	546,693	12,076,888
Robinsons Land Corp.	11,366,706	4,434,360
Security Bank Corp.	1,244,970	3,823,735
SM Investments Corp.	1,508,942	26,151,732
SM Prime Holdings Inc.	59,135,325	39,145,284
Universal Robina Corp.	5,530,340	13,504,073

		314,697,025

Poland — 1.2%
Alior Bank SA(a)	541,555	7,786,710
Bank Handlowy w Warszawie SA	209,667	3,805,691
Bank Millennium SA(a)(c)	3,727,551	9,057,288
Bank Polska Kasa Opieki SA	1,003,223	29,061,282
CCC SA(c)	175,799	9,749,090
CD Projekt SA(a)	407,809	15,299,293
Cyfrowy Polsat SA(a)	1,486,416	8,807,752
Dino Polska SA(a)(b)	291,784	7,493,977
Grupa Lotos SA	557,855	12,071,356
Jastrzebska Spolka Weglowa SA(a)	321,637	5,566,533
KGHM Polska Miedz SA(a)	854,388	20,223,642
LPP SA	7,865	16,226,335
mBank SA	89,860	9,682,045
Orange Polska SA(a)	3,970,800	5,007,499

Security	Shares	Value

Poland (continued)
PGE Polska Grupa Energetyczna SA(a)	5,071,344	$15,613,810
Polski Koncern Naftowy ORLEN SA	1,796,951	52,196,155
Polskie Gornictwo Naftowe i Gazownictwo SA	10,472,921	17,821,428
Powszechna Kasa Oszczednosci Bank Polski SA	5,250,083	56,664,441
Powszechny Zaklad Ubezpieczen SA	3,630,079	41,056,745
Santander Bank Polska SA	209,382	19,654,420

		362,845,492

Qatar — 1.1%
Barwa Real Estate Co.	650,907	6,813,279
Commercial Bank PQSC (The)	1,281,397	14,809,578
Ezdan Holding Group QSC(a)	4,977,116	17,352,127
Industries Qatar QSC	993,911	36,883,602
Masraf Al Rayan QSC	2,392,981	26,273,737
Ooredoo QPSC	518,586	11,218,620
Qatar Electricity & Water Co. QSC	303,522	14,962,674
Qatar Insurance Co. SAQ	1,007,832	9,889,663
Qatar Islamic Bank SAQ	710,728	29,567,032
Qatar National Bank QPSC	2,725,485	148,913,212

		316,683,524

Russia — 3.6%
Alrosa PJSC	15,593,100	23,203,623
Gazprom PJSC	53,077,839	127,865,646
Gazprom PJSC, ADR, NVS	4,667,354	22,216,605
Inter RAO UES PJSC	184,782,000	11,301,778
LUKOIL PJSC	2,576,118	188,382,416
LUKOIL PJSC, ADR, NVS	386,923	28,438,840
Magnit PJSC, GDR, NVS(e)	2,155,489	27,525,595
Magnitogorsk Iron & Steel Works PJSC	13,346,500	9,330,241
MMC Norilsk Nickel PJSC	382,715	72,813,169
Mobile TeleSystems PJSC, ADR, NVS	3,001,331	22,239,863
Moscow Exchange MICEX-RTS PJSC(a)	8,099,560	10,829,657
Novatek PJSC, GDR, NVS(e)	549,390	93,451,239
Novolipetsk Steel PJSC	7,186,170	16,997,153
PhosAgro PJSC, GDR, NVS(e)	694,679	9,253,124
Polymetal International PLC	704,203	7,018,628
Polyus PJSC	187,487	13,518,442
Rosneft Oil Co. PJSC	6,537,457	41,312,842
Rosneft Oil Co. PJSC, GDR, NVS(e)	512,214	3,226,948
RusHydro PJSC	31,059,505	234,086
Sberbank of Russia PJSC	59,363,421	172,010,062
Sberbank of Russia PJSC, ADR	1,134,578	13,450,422
Severstal PJSC	1,251,953	18,749,610
Surgutneftegas PJSC	33,426,860	13,654,824
Surgutneftegas PJSC, ADR, NVS	932,732	3,708,542
Tatneft PJSC	9,201,170	97,945,168
VTB Bank PJSC	18,993,471,998	10,581,479
X5 Retail Group NV, GDR(e)	735,640	18,953,422

		1,078,213,424

South Africa — 6.1%
Absa Group Ltd.	4,329,813	48,087,349
Anglo American Platinum Ltd.	331,343	10,633,563
AngloGold Ashanti Ltd.	2,474,163	24,825,046
Aspen Pharmacare Holdings Ltd.	2,345,348	24,877,222
Bid Corp. Ltd.	2,033,256	37,561,623
Bidvest Group Ltd. (The)	2,029,430	30,047,200
Capitec Bank Holdings Ltd.	243,012	19,277,974
Clicks Group Ltd.	1,522,945	20,625,176
Discovery Ltd.	2,154,499	23,912,550
Exxaro Resources Ltd.	1,520,360	14,164,991

78

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
FirstRand Ltd.	20,345,629	$98,014,100
Fortress REIT Ltd., Series A	6,431,514	7,866,473
Fortress REIT Ltd., Series B	4,639,858	4,751,536
Foschini Group Ltd. (The)	1,353,599	17,062,693
Gold Fields Ltd.	4,991,688	14,529,129
Growthpoint Properties Ltd.	17,937,191	30,554,508
Hyprop Investments Ltd.	1,546,765	9,950,162
Investec Ltd.	1,709,922	10,316,565
Kumba Iron Ore Ltd.	391,767	6,994,664
Liberty Holdings Ltd.	788,901	6,087,616
Life Healthcare Group Holdings Ltd.	8,155,452	15,291,932
MMI Holdings Ltd./South Africa(a)	5,881,076	7,341,670
Mondi Ltd.	716,982	15,770,631
Mr. Price Group Ltd.	1,540,909	26,782,618
MTN Group Ltd.	10,223,404	64,424,126
Naspers Ltd., Class N	2,642,749	526,596,267
Nedbank Group Ltd.	2,302,446	44,136,892
NEPI Rockcastle PLC	2,273,406	18,034,772
Netcare Ltd.	7,028,863	12,976,752
Old Mutual Ltd.	29,779,097	49,673,885
Pick n Pay Stores Ltd.	2,221,732	11,776,602
PSG Group Ltd.	908,956	15,404,645
Rand Merchant Investment Holdings Ltd.	4,169,931	10,811,072
Redefine Properties Ltd.	32,566,199	22,523,022
Reinet Investments SCA	890,247	12,981,090
Remgro Ltd.	3,211,018	46,693,927
Resilient REIT Ltd.	1,688,729	7,332,795
RMB Holdings Ltd.	4,302,795	24,278,423
Sanlam Ltd.	10,713,281	59,360,056
Sappi Ltd.	3,215,466	17,561,146
Sasol Ltd.	3,324,357	97,403,390
Shoprite Holdings Ltd.	2,665,769	37,903,760
SPAR Group Ltd. (The)	1,172,843	16,558,729
Standard Bank Group Ltd.	7,795,215	98,486,881
Telkom SA SOC Ltd.	1,713,921	7,009,571
Tiger Brands Ltd.	974,752	18,839,523
Truworths International Ltd.	2,657,533	16,819,623
Vodacom Group Ltd.	3,633,072	32,882,036
Woolworths Holdings Ltd./South Africa	6,035,973	24,376,777

		1,820,172,753

South Korea — 13.1%
Amorepacific Corp.	191,917	29,533,594
AMOREPACIFIC Group	173,775	10,061,107
BGF retail Co. Ltd.(c)	48,697	8,449,589
BNK Financial Group Inc.	1,567,737	10,727,100
Celltrion Healthcare Co. Ltd.(a)(c)	294,727	20,692,283
Celltrion Inc.(a)(c)	492,520	105,230,867
Celltrion Pharm Inc.(a)(c)	93,049	5,495,199
Cheil Worldwide Inc.	423,968	8,869,307
CJ CheilJedang Corp.	49,859	14,945,023
CJ Corp.	88,338	10,284,231
CJ ENM Co. Ltd.	65,197	13,551,810
CJ Logistics Corp.(a)(c)	48,974	6,946,667
Coway Co. Ltd.	290,885	20,344,693
Daelim Industrial Co. Ltd.	166,994	14,122,870
Daewoo Engineering & Construction Co. Ltd.(a)	1,000,002	4,433,748
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	222,684	6,525,866
DB Insurance Co. Ltd.	300,487	18,147,973
DGB Financial Group Inc.	1,020,643	8,012,542

Security	Shares	Value

South Korea (continued)
Doosan Bobcat Inc.	241,119	$7,066,113
E-MART Inc.	126,305	21,971,966
Fila Korea Ltd.	290,575	13,168,482
GS Engineering & Construction Corp.(c)	304,697	11,851,366
GS Holdings Corp.	311,625	14,317,041
GS Retail Co. Ltd.	163,302	5,535,908
Hana Financial Group Inc.	1,778,458	59,654,776
Hankook Tire Co. Ltd.	446,889	17,063,071
Hanmi Pharm Co. Ltd.(c)	37,939	14,976,589
Hanmi Science Co. Ltd.	77,947	5,166,566
Hanon Systems	1,131,805	10,601,679
Hanwha Chemical Corp.	654,246	11,031,045
Hanwha Corp.	249,660	6,681,654
Hanwha Life Insurance Co. Ltd.	1,712,120	6,781,581
HDC Holdings Co. Ltd.	1	15
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	183,303	6,868,037
HLB Inc.(a)(c)	188,164	14,184,270
Hotel Shilla Co. Ltd.(c)	190,197	14,642,938
Hyundai Department Store Co. Ltd.	84,156	7,049,599
Hyundai Engineering & Construction Co. Ltd.	472,135	23,165,552
Hyundai Glovis Co. Ltd.	113,330	12,486,065
Hyundai Heavy Industries Co. Ltd.(a)	229,533	27,029,177
Hyundai Heavy Industries Holdings Co. Ltd.(a)	59,486	20,961,658
Hyundai Marine & Fire Insurance Co. Ltd.	379,790	13,569,374
Hyundai Mobis Co. Ltd.	410,055	66,028,750
Hyundai Motor Co.	843,032	80,471,407
Hyundai Steel Co.	484,068	18,612,187
Industrial Bank of Korea	1,517,011	20,029,228
Kakao Corp.	301,660	30,274,990
Kangwon Land Inc.	705,894	20,308,739
KB Financial Group Inc.	2,382,698	100,328,601
KCC Corp.	36,533	9,092,919
Kia Motors Corp.	1,580,296	42,998,375
Korea Aerospace Industries Ltd.(a)	444,298	12,564,563
Korea Electric Power Corp.	1,540,660	40,820,377
Korea Gas Corp.(a)	166,424	7,571,813
Korea Investment Holdings Co. Ltd.	252,734	15,263,921
Korea Zinc Co. Ltd.	51,627	19,597,028
Korean Air Lines Co. Ltd.	285,650	8,129,029
KT Corp.	167,676	4,562,307
KT&G Corp.	703,794	65,296,914
Kumho Petrochemical Co. Ltd.	112,622	9,263,347
LG Chem Ltd.	276,096	85,098,504
LG Corp.	571,998	36,842,192
LG Display Co. Ltd.	1,397,698	21,882,867
LG Electronics Inc.	641,003	41,458,332
LG Household & Health Care Ltd.	56,469	58,436,184
LG Innotek Co. Ltd.(c)	85,700	7,630,010
LG Uplus Corp.	743,595	11,741,497
Lotte Chemical Corp.	103,472	25,153,771
Lotte Corp.(a)	182,023	8,979,769
Lotte Shopping Co. Ltd.	68,631	13,194,148
Medy-Tox Inc.	25,716	12,925,103
Mirae Asset Daewoo Co. Ltd.	2,413,211	15,328,126
NAVER Corp.	834,621	94,187,570
NCSoft Corp.	106,130	48,475,454
Netmarble Corp.(b)(c)	155,102	18,056,837
NH Investment & Securities Co. Ltd.	863,717	10,671,734
OCI Co. Ltd.	108,367	10,102,459

79

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Orange Life Insurance Ltd.(b)	200,049	$5,371,760
Orion Corp./Republic of Korea	132,116	13,141,473
Ottogi Corp.(c)	7,373	4,873,895
Pan Ocean Co. Ltd.(a)(c)	1,433,491	5,856,986
Pearl Abyss Corp.(a)(c)	34,424	5,896,256
POSCO	470,975	103,988,860
POSCO Chemtech Co. Ltd.	140,226	8,468,977
Posco Daewoo Corp.	291,001	5,010,321
S-1 Corp.	105,995	9,105,953
Samsung Biologics Co. Ltd.(a)(b)(c)	98,877	29,505,648
Samsung C&T Corp.	458,929	41,964,604
Samsung Card Co. Ltd.	181,787	5,238,164
Samsung Electro-Mechanics Co. Ltd.(c)	338,313	36,368,006
Samsung Electronics Co. Ltd.	28,928,381	1,080,023,859
Samsung Engineering Co. Ltd.(a)	944,459	16,387,642
Samsung Fire & Marine Insurance Co. Ltd.	185,123	45,002,915
Samsung Heavy Industries Co. Ltd.(a)	2,664,851	17,639,676
Samsung Life Insurance Co. Ltd.	423,259	32,661,496
Samsung SDI Co. Ltd.	332,590	61,269,312
Samsung SDS Co. Ltd.	210,712	36,843,349
Samsung Securities Co. Ltd.	385,529	10,713,438
Shinhan Financial Group Co. Ltd.	2,536,983	93,245,640
Shinsegae Inc.	44,700	11,604,175
SillaJen Inc.(a)(c)	356,725	22,499,182
SK Holdings Co. Ltd.	191,658	48,130,360
SK Hynix Inc.	3,500,243	217,330,758
SK Innovation Co. Ltd.	388,985	68,188,191
SK Telecom Co. Ltd.	121,952	31,495,699
S-Oil Corp.	271,550	26,768,611
ViroMed Co. Ltd.(a)(c)	82,250	14,476,939
Woori Bank	2,815,105	39,302,728
Yuhan Corp.	52,214	10,596,980

		3,912,549,896

Taiwan — 11.2%
Acer Inc.(c)	17,705,121	11,438,791
Advantech Co. Ltd.	2,162,126	16,390,644
Airtac International Group(c)	688,000	7,237,050
ASE Technology Holding Co. Ltd.(c)	20,996,110	42,535,502
Asia Cement Corp.	13,311,077	14,563,683
Asustek Computer Inc.	4,179,968	29,584,047
AU Optronics Corp.(c)	52,065,000	21,213,764
Catcher Technology Co. Ltd.	3,919,210	33,655,213
Cathay Financial Holding Co. Ltd.	49,278,644	77,674,080
Chailease Holding Co. Ltd.	7,134,370	22,259,077
Chang Hwa Commercial Bank Ltd.	32,639,377	18,544,197
Cheng Shin Rubber Industry Co. Ltd.(c)	11,642,128	16,063,842
Chicony Electronics Co. Ltd.	3,471,998	6,797,120
China Airlines Ltd.	16,024,347	5,722,702
China Development Financial Holding Corp.	82,412,848	26,756,115
China Life Insurance Co. Ltd./Taiwan(c)	15,789,002	14,993,695
China Steel Corp.(c)	76,023,313	59,236,060
Chunghwa Telecom Co. Ltd.	22,390,410	77,781,078
Compal Electronics Inc.	25,042,908	14,309,536
CTBC Financial Holding Co. Ltd.	104,894,772	69,642,650
Delta Electronics Inc.	12,539,000	52,921,773
E.Sun Financial Holding Co. Ltd.	57,852,789	39,067,513
Eclat Textile Co. Ltd.(c)	1,064,427	13,373,805
Eva Airways Corp.	13,244,682	6,923,019
Evergreen Marine Corp. Taiwan Ltd.	13,525,663	5,115,789
Far Eastern New Century Corp.	19,345,038	17,868,167

Security	Shares	Value

Taiwan (continued)
Far EasTone Telecommunications Co. Ltd.	9,578,000	$22,544,519
Feng TAY Enterprise Co. Ltd.	2,014,529	12,819,106
First Financial Holding Co. Ltd.	58,512,155	37,898,073
Formosa Chemicals & Fibre Corp.	21,193,090	73,277,733
Formosa Petrochemical Corp.	7,440,000	26,932,455
Formosa Plastics Corp.	26,853,280	87,181,728
Formosa Taffeta Co. Ltd.	4,900,000	5,345,194
Foxconn Technology Co. Ltd.(c)	5,614,637	11,338,098
Fubon Financial Holding Co. Ltd.	40,336,969	63,907,410
Giant Manufacturing Co. Ltd.	1,913,203	8,882,296
Globalwafers Co. Ltd.(c)	1,309,000	15,554,243
Highwealth Construction Corp.	5,055,170	7,697,270
Hiwin Technologies Corp.(c)	1,344,135	10,495,089
Hon Hai Precision Industry Co. Ltd.	78,885,873	184,143,443
Hotai Motor Co. Ltd.(c)	1,659,000	12,765,060
HTC Corp.(a)	18,000	26,619
Hua Nan Financial Holdings Co. Ltd.	46,111,883	26,273,511
Innolux Corp.(c)	53,599,002	17,836,462
Inventec Corp.	15,038,281	10,789,929
Largan Precision Co. Ltd.(c)	598,000	65,427,333
Lite-On Technology Corp.	12,841,246	17,051,344
MediaTek Inc.	9,035,338	69,668,450
Mega Financial Holding Co. Ltd.	64,701,162	53,774,970
Micro-Star International Co. Ltd.(c)	4,083,000	9,610,490
Nan Ya Plastics Corp.(c)	31,003,160	74,786,448
Nanya Technology Corp.(c)	6,344,000	12,563,804
Nien Made Enterprise Co. Ltd.(c)	975,000	7,138,045
Novatek Microelectronics Corp.	3,514,000	14,831,096
Pegatron Corp.(c)	11,821,414	20,072,398
Phison Electronics Corp.	906,535	7,387,312
Pou Chen Corp.	13,325,220	14,492,634
Powertech Technology Inc.	4,478,300	10,511,861
President Chain Store Corp.	3,432,000	35,432,560
Quanta Computer Inc.(c)	16,149,000	26,188,418
Realtek Semiconductor Corp.	2,795,637	12,842,967
Ruentex Development Co. Ltd.	3,472,458	5,518,459
Ruentex Industries Ltd.	2,190,958	6,472,970
Shin Kong Financial Holding Co. Ltd.(c)	60,177,088	20,416,232
SinoPac Financial Holdings Co. Ltd.	64,856,626	22,424,982
Standard Foods Corp.(c)	2,828,615	4,486,075
Synnex Technology International Corp.	8,615,834	10,139,895
TaiMed Biologics Inc.(a)(c)	1,063,000	5,556,320
Taishin Financial Holding Co. Ltd.	59,191,566	26,039,177
Taiwan Business Bank	23,695,137	8,115,959
Taiwan Cement Corp.	27,339,025	30,621,767
Taiwan Cooperative Financial Holding Co. Ltd.	51,523,563	29,942,431
Taiwan High Speed Rail Corp.	11,074,000	11,109,414
Taiwan Mobile Co. Ltd.	9,537,600	33,751,551
Taiwan Semiconductor Manufacturing Co. Ltd.	148,032,000	1,083,752,934
Tatung Co. Ltd.(a)	11,100,000	14,595,068
Uni-President Enterprises Corp.	28,959,839	67,883,070
United Microelectronics Corp.(c)	71,662,000	26,871,941
Vanguard International Semiconductor Corp.(c)	5,450,000	11,465,675
Walsin Technology Corp.(c)	1,906,000	11,602,519
Win Semiconductors Corp.(c)	2,139,000	8,784,751
Winbond Electronics Corp.(c)	18,297,000	8,910,443
Wistron Corp.(c)	17,116,940	10,864,282
WPG Holdings Ltd.	9,120,449	11,103,902
Yageo Corp.(c)	1,503,861	18,064,983
Yuanta Financial Holding Co. Ltd.	61,791,635	31,496,150

80

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Zhen Ding Technology Holding Ltd.	2,735,075	$6,952,790

		3,336,101,020

Thailand — 2.4%
Advanced Info Service PCL, NVDR(c)	6,166,600	33,469,802
Airports of Thailand PCL, NVDR(c)	25,713,100	49,842,953
Bangkok Bank PCL, Foreign	1,442,900	9,301,248
Bangkok Dusit Medical Services PCL, NVDR	23,380,600	19,017,288
Bangkok Expressway & Metro PCL, NVDR	46,275,700	12,452,754
Banpu PCL, NVDR	12,608,400	6,479,117
Berli Jucker PCL, NVDR(c)	7,352,800	11,793,545
BTS Group Holdings PCL, NVDR	35,330,400	10,151,951
Bumrungrad Hospital PCL, NVDR	2,169,100	12,531,479
Central Pattana PCL, NVDR(c)	8,047,800	18,536,552
Charoen Pokphand Foods PCL, NVDR	20,138,800	15,308,856
CP ALL PCL, NVDR(c)	30,261,700	62,800,791
Delta Electronics Thailand PCL, NVDR	3,108,900	6,593,562
Electricity Generating PCL, NVDR	789,600	5,762,189
Energy Absolute PCL, NVDR(c)	7,898,700	11,528,319
Glow Energy PCL, NVDR	3,160,200	8,359,936
Gulf Energy Development PCL, NVDR	2,529,600	5,826,445
Home Product Center PCL, NVDR	23,987,114	11,086,405
Indorama Ventures PCL, NVDR	10,055,680	16,511,037
IRPC PCL, NVDR	61,224,400	11,355,951
Kasikornbank PCL, Foreign	7,592,100	44,669,596
Kasikornbank PCL, NVDR(c)	3,077,700	18,108,246
Krung Thai Bank PCL, NVDR	20,799,100	12,775,122
Land & Houses PCL, NVDR	18,675,900	5,735,510
Minor International PCL, NVDR	13,755,620	15,162,029
Muangthai Capital PCL, NVDR	3,770,700	5,646,734
PTT Exploration & Production PCL, NVDR	8,389,039	33,670,943
PTT Global Chemical PCL, NVDR	13,411,330	32,011,840
PTT PCL, NVDR	63,624,200	95,279,114
Robinson PCL, NVDR	3,127,200	6,394,654
Siam Cement PCL (The), NVDR	2,278,100	30,617,110
Siam Commercial Bank PCL (The), NVDR	10,943,900	46,254,720
Thai Oil PCL, NVDR	6,745,700	15,588,695
Thai Union Group PCL, NVDR	11,869,200	6,351,894
TMB Bank PCL, NVDR	67,422,500	4,756,220
True Corp. PCL, NVDR	60,949,901	10,841,716

		722,574,323

Turkey — 0.6%
Akbank T.A.S	13,076,129	19,081,057
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,274,210	5,131,454
Arcelik AS(c)	1,326,250	3,951,451
Aselsan Elektronik Sanayi Ve Ticaret AS(c)	2,077,104	10,564,866
BIM Birlesik Magazalar AS	1,285,297	20,689,723
Enka Insaat ve Sanayi AS	1	1
Eregli Demir ve Celik Fabrikalari TAS	8,430,055	12,188,960
Ford Otomotiv Sanayi AS	430,070	4,428,221
Haci Omer Sabanci Holding AS	5,491,164	8,609,119
KOC Holding AS	4,541,302	13,305,500
Petkim Petrokimya Holding AS	4,958,709	5,006,555
TAV Havalimanlari Holding AS	1,055,380	4,712,604
Tupras Turkiye Petrol Rafinerileri AS	753,774	17,934,863
Turk Hava Yollari AO(a)	3,328,277	10,778,612
Turkcell Iletisim Hizmetleri AS	6,624,557	16,014,483
Turkiye Garanti Bankasi AS	13,789,534	21,724,489
Turkiye Halk Bankasi AS(c)	3,557,460	4,886,183
Turkiye Is Bankasi AS, Class C	8,955,334	7,267,514

Security	Shares	Value

Turkey (continued)
Turkiye Sise ve Cam Fabrikalari AS	4,256,163	$4,078,314

		190,353,969

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	13,123,580	28,046,800
Aldar Properties PJSC	20,753,327	9,040,013
DAMAC Properties Dubai Co. PJSC	10,282,224	5,234,679
DP World Ltd.	1,037,281	16,969,917
Dubai Investments PJSC	133,622	49,110
Dubai Islamic Bank PJSC	11,203,575	15,982,667
Emaar Development PJSC	3,656,706	4,927,840
Emaar Malls PJSC	12,673,013	6,210,316
Emaar Properties PJSC	21,917,477	26,851,244
Emirates Telecommunications Group Co. PJSC	10,980,655	49,684,463
First Abu Dhabi Bank PJSC	8,849,841	32,766,927

		195,763,976

Total Common Stocks — 95.8% (Cost: $25,917,227,161)		28,586,483,566

Preferred Stocks

Brazil — 2.9%
Banco Bradesco SA, Preference Shares, NVS	20,075,346	199,261,332
Braskem SA, Class A, Preference Shares, NVS	1,038,000	14,513,998
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,457,237	10,650,602
Cia. Brasileira de Distribuicao, Preference Shares, NVS	947,486	20,395,842
Cia. Energetica de Minas Gerais, Preference Shares, NVS	5,330,710	17,485,631
Gerdau SA, Preference Shares, NVS	6,242,185	24,937,809
Itau Unibanco Holding SA, Preference Shares, NVS	29,103,180	270,542,099
Itausa-Investimentos Itau SA, Preference Shares, NVS	26,628,592	84,803,558
Lojas Americanas SA, Preference Shares, NVS	4,500,824	22,894,405
Petroleo Brasileiro SA, Preference Shares, NVS	23,538,427	154,663,041
Telefonica Brasil SA, Preference Shares, NVS	2,698,667	32,044,407

		852,192,724

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	1,674,472	5,904,251
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	720,519	31,879,003

		37,783,254

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	2,759,857	27,463,511
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	20,784,360	6,643,867
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	563,794	5,324,783

		39,432,161

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	41,005,500	23,120,237
Transneft PJSC, Preference Shares	3,000	7,859,303

		30,979,540

South Korea — 0.7%
Amorepacific Corp., Preference Shares, NVS	56,479	4,539,683

81

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Motor Co.
Preference Shares, NVS	140,257	$8,233,115
Series 2, Preference Shares, NVS	223,688	13,928,741
LG Chem Ltd., Preference Shares, NVS	47,271	8,244,329
LG Household & Health Care Ltd., Preference Shares, NVS	12,931	7,728,953
Samsung Electronics Co. Ltd., Preference Shares, NVS	5,172,889	155,747,361

		198,422,182

Total Preferred Stocks — 3.9% (Cost: $751,773,976)		1,158,809,861

Rights

China — 0.0%
Fosun International Ltd. (Expires 12/05/18)(a)	39,093	—
Xinyi Solar Holdings Ltd. (Expires 12/12/18)(a)	1,864,200	2

		2

Total Rights — 0.0% (Cost: $0)		2

Warrants

Thailand — 0.0%
BTS Group Holdings PCL, NVDR (Expires 11/29/19)(a)	3,850,855	1

Total Warrants — 0.0% (Cost: $0)		1

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(f)(g)(h)	1,331,910,081	$1,332,043,272
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(f)(g)	41,898,287	41,898,287

		1,373,941,559

Total Short-Term Investments — 4.6% (Cost: $1,373,813,483)		1,373,941,559

Total Investments in Securities — 104.3% (Cost: $28,042,814,620)		31,119,234,989

Other Assets, Less Liabilities — (4.3)%		(1,281,562,565)

Net Assets — 100.0%		$29,837,672,424

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,641,918,956	(310,008,875)	1,331,910,081	$1,332,043,272	$6,073,137	(a)	$(4,441)	$(281,134)
BlackRock Cash Funds: Treasury, SL Agency Shares	97,280,989	(55,382,702)	41,898,287	41,898,287	176,663		—	—

				$1,373,941,559	$6,249,800		$(4,441)	$(281,134)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	881	12/21/18	$44,032	$600,961

82

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$28,240,205,669	$346,189,172	$88,725	$28,586,483,566
Preferred Stocks	1,158,809,861	—	—	1,158,809,861
Rights	—	2	—	2
Warrants	—	1	—	1
Money Market Funds	1,373,941,559	—	—	1,373,941,559

	$30,772,957,089	$346,189,175	$88,725	$31,119,234,989

Derivative financial instruments(a)
Assets
Futures Contracts	$600,961	$—	$—	$600,961

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

83

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 6.6%
Ambev SA	13,000	$56,767
B2W Cia. Digital(a)	400	3,951
B3 SA - Brasil, Bolsa, Balcao	5,800	42,211
Banco Bradesco SA	2,420	20,979
Banco do Brasil SA	2,200	25,340
Banco Santander Brasil SA, NVS	1,200	13,230
BB Seguridade Participacoes SA	2,400	17,541
BR Malls Participacoes SA	3,400	11,416
BRF SA(a)	1,400	8,010
CCR SA	4,000	13,410
Centrais Eletricas Brasileiras SA(a)	600	3,783
Cia. de Saneamento Basico do Estado de Sao Paulo	1,000	7,285
Cia. Siderurgica Nacional SA(a)	1,800	4,120
Cielo SA	3,600	8,845
Embraer SA	2,000	11,252
Engie Brasil Energia SA	400	4,440
Equatorial Energia SA	600	11,248
Fibria Celulose SA	800	15,117
Hypera SA	1,000	8,284
JBS SA	1,800	5,468
Klabin SA, NVS	2,200	9,510
Kroton Educacional SA	3,400	9,213
Localiza Rent a Car SA	1,600	11,112
Lojas Renner SA	2,400	24,218
Magazine Luiza SA	200	8,497
Multiplan Empreendimentos Imobiliarios SA	1,200	7,188
Petrobras Distribuidora SA	400	2,524
Petroleo Brasileiro SA	8,200	59,530
Raia Drogasil SA	600	9,621
Rumo SA(a)	3,400	15,303
Suzano Papel e Celulose SA	1,400	14,774
TIM Participacoes SA	2,600	7,958
Ultrapar Participacoes SA	1,200	14,633
Vale SA	8,871	120,881
WEG SA	2,340	10,761

		618,420

Chile — 1.4%
Banco de Chile	53,498	7,724
Banco de Credito e Inversiones SA	148	9,649
Banco Santander Chile	153,091	11,850
Cencosud SA	3,790	7,020
Cia. Cervecerias Unidas SA	548	7,154
Empresas CMPC SA	3,086	10,651
Empresas COPEC SA	1,394	18,787
Enel Americas SA	103,930	18,002
Enel Chile SA	123,005	11,919
Latam Airlines Group SA	1,112	11,389
SACI Falabella	2,100	15,576

		129,721

Colombia — 0.5%
Bancolombia SA	980	9,740
Ecopetrol SA	14,616	14,016
Grupo Argos SA/Colombia	1,282	6,407
Grupo de Inversiones Suramericana SA	988	9,856
Interconexion Electrica SA ESP	1,712	6,842

		46,861

Czech Republic — 0.3%
CEZ AS	444	10,591

Security	Shares	Value

Czech Republic (continued)
Komercni Banka AS	260	$10,227
Moneta Money Bank AS(b)	1,338	4,609

		25,427

Egypt — 0.2%
Commercial International Bank Egypt SAE	3,660	15,247

Greece — 0.4%
Alpha Bank AE(a)	4,454	6,304
Hellenic Telecommunications Organization SA	1,016	12,010
JUMBO SA	504	7,669
OPAP SA	971	9,125

		35,108

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	1,104	12,209
OTP Bank Nyrt	680	27,190
Richter Gedeon Nyrt	416	8,179

		47,578

Indonesia — 3.3%
Adaro Energy Tbk PT	44,800	4,025
Astra International Tbk PT	61,400	36,705
Bank Central Asia Tbk PT	28,600	52,091
Bank Mandiri Persero Tbk PT	57,000	29,491
Bank Negara Indonesia Persero Tbk PT	22,200	13,194
Bank Rakyat Indonesia Persero Tbk PT	161,400	40,851
Charoen Pokphand Indonesia Tbk PT	26,000	10,816
Gudang Garam Tbk PT	1,600	9,173
Hanjaya Mandala Sampoerna Tbk PT	32,600	8,388
Indah Kiat Pulp & Paper Corp. Tbk PT	7,200	5,286
Indocement Tunggal Prakarsa Tbk PT	5,800	7,746
Indofood Sukses Makmur Tbk PT	16,000	7,383
Kalbe Farma Tbk PT	56,200	5,992
Pabrik Kertas Tjiwi Kimia Tbk PT	2,800	2,217
Perusahaan Gas Negara Persero Tbk PT	31,000	4,237
Semen Indonesia Persero Tbk PT	11,400	9,585
Telekomunikasi Indonesia Persero Tbk PT	141,400	36,382
Unilever Indonesia Tbk PT	5,000	14,770
United Tractors Tbk PT	5,200	9,998

		308,330

Malaysia — 3.4%
Axiata Group Bhd	8,600	7,460
British American Tobacco Malaysia Bhd	400	3,604
CIMB Group Holdings Bhd	13,600	18,721
Dialog Group Bhd	8,800	6,666
DiGi.Com Bhd	10,200	10,335
Gamuda Bhd	8,800	4,963
Genting Bhd	6,800	10,205
Genting Malaysia Bhd	9,200	6,288
Hartalega Holdings Bhd	4,400	6,730
Hong Leong Bank Bhd	2,600	12,663
IHH Healthcare Bhd	6,000	7,700
IOI Corp. Bhd	8,200	8,328
Kuala Lumpur Kepong Bhd	1,600	9,368
Malayan Banking Bhd	12,400	27,826
Malaysia Airports Holdings Bhd	4,800	8,798
Maxis Bhd	6,800	8,824
MISC Bhd	6,000	8,818
Nestle Malaysia Bhd	200	7,141
Petronas Chemicals Group Bhd	6,800	14,950
Petronas Gas Bhd	2,400	10,863

84

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
PPB Group Bhd	2,640	$11,104
Press Metal Aluminium Holdings Bhd	3,000	3,413
Public Bank Bhd	8,400	50,025
Sime Darby Bhd	5,600	3,065
Sime Darby Plantation Bhd	7,800	8,761
Sime Darby Property Bhd	24,600	5,849
Tenaga Nasional Bhd	9,000	30,627
Top Glove Corp. Bhd	1,200	1,712
YTL Corp. Bhd	12,240	3,276

		318,083

Mexico — 3.7%
Alfa SAB de CV, Class A	9,800	9,855
America Movil SAB de CV, Series L, NVS	94,200	63,338
Arca Continental SAB de CV	1,200	6,202
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	4,200	5,159
Cemex SAB de CV, CPO(a)	40,400	20,790
Coca-Cola Femsa SAB de CV, Series L, NVS	1,400	8,435
Fibra Uno Administracion SA de CV	8,600	8,707
Fomento Economico Mexicano SAB de CV	5,400	46,837
Gruma SAB de CV, Series B	730	7,998
Grupo Aeroportuario del Pacifico SAB de CV, Series B	1,200	8,323
Grupo Aeroportuario del Sureste SAB de CV, Class B	770	10,348
Grupo Bimbo SAB de CV, Series A	6,000	11,501
Grupo Financiero Banorte SAB de CV, Class O	7,000	32,048
Grupo Financiero Inbursa SAB de CV, Class O	5,000	6,738
Grupo Mexico SAB de CV, Series B	9,800	20,221
Grupo Televisa SAB, CPO	7,200	19,693
Industrias Penoles SAB de CV	400	4,559
Infraestructura Energetica Nova SAB de CV	1,200	4,569
Kimberly-Clark de Mexico SAB de CV, Class A	5,000	7,395
Megacable Holdings SAB de CV, CPO	400	1,832
Mexichem SAB de CV	3,600	8,415
Promotora y Operadora de Infraestructura SAB de CV	670	5,943
Wal-Mart de Mexico SAB de CV	14,200	35,134

		354,040

Pakistan — 0.0%
Lucky Cement Ltd.	300	1,084
MCB Bank Ltd.	700	1,055

		2,139

Peru — 0.6%
Cia. de Minas Buenaventura SAA, ADR, NVS	538	7,607
Credicorp Ltd.	190	41,665
Southern Copper Corp.	258	8,638

		57,910

Philippines — 1.5%
Aboitiz Equity Ventures Inc.	7,300	7,269
Ayala Corp.	790	14,332
Ayala Land Inc.	26,000	20,658
BDO Unibank Inc.	7,400	18,380
GT Capital Holdings Inc.	372	6,302
JG Summit Holdings Inc.	9,680	8,901
Jollibee Foods Corp.	1,620	8,604
Manila Electric Co.	240	1,759
Metro Pacific Investments Corp.	66,600	5,971
Metropolitan Bank & Trust Co.	1,040	1,480
PLDT Inc.	300	6,627
SM Investments Corp.	720	12,479
SM Prime Holdings Inc.	31,000	20,521

Security	Shares	Value

Philippines (continued)
Universal Robina Corp.	3,740	$9,132

		142,415

Poland — 1.8%
Alior Bank SA(a)	384	5,521
Bank Polska Kasa Opieki SA	562	16,280
CCC SA	96	5,324
CD Projekt SA(a)	194	7,278
KGHM Polska Miedz SA(a)	454	10,746
LPP SA	4	8,252
mBank SA	36	3,879
PGE Polska Grupa Energetyczna SA(a)	3,406	10,486
Polski Koncern Naftowy ORLEN SA	916	26,607
Polskie Gornictwo Naftowe i Gazownictwo SA	6,568	11,177
Powszechna Kasa Oszczednosci Bank Polski SA	2,750	29,681
Powszechny Zaklad Ubezpieczen SA	1,962	22,191
Santander Bank Polska SA	122	11,452

		168,874

Qatar — 1.6%
Commercial Bank PQSC (The)	470	5,432
Ezdan Holding Group QSC(a)	2,628	9,162
Industries Qatar QSC	507	18,815
Masraf Al Rayan QSC	1,254	13,768
Ooredoo QPSC	320	6,923
Qatar Electricity & Water Co. QSC	208	10,254
Qatar Insurance Co. SAQ	660	6,476
Qatar Islamic Bank SAQ	281	11,690
Qatar National Bank QPSC	1,248	68,187

		150,707

Russia — 5.2%
Alrosa PJSC	7,800	11,607
Gazprom PJSC	29,640	71,403
Inter RAO UES PJSC	118,000	7,217
LUKOIL PJSC	1,362	99,598
Magnit PJSC, GDR, NVS(c)	1,006	12,847
MMC Norilsk Nickel PJSC	176	33,485
Mobile TeleSystems PJSC, ADR, NVS	1,392	10,315
Moscow Exchange MICEX-RTS PJSC(a)	5,100	6,819
Novatek PJSC, GDR, NVS(c)	254	43,205
Novolipetsk Steel PJSC	4,620	10,928
PhosAgro PJSC, GDR, NVS(c)	168	2,238
Polyus PJSC	62	4,470
Rosneft Oil Co. PJSC, GDR, NVS(c)	3,122	19,669
RusHydro PJSC	20,300	153
Sberbank of Russia PJSC, ADR	7,118	84,384
Severstal PJSC	500	7,488
Surgutneftegas PJSC	20,000	8,170
Tatneft PJSC	4,360	46,412
VTB Bank PJSC, GDR, NVS(c)	3,834	4,777
X5 Retail Group NV, GDR(c)	288	7,420

		492,605

South Africa — 8.9%
Absa Group Ltd.	1,960	21,768
Anglo American Platinum Ltd.	32	1,027
AngloGold Ashanti Ltd.	1,138	11,418
Aspen Pharmacare Holdings Ltd.	1,154	12,241
Bid Corp. Ltd.	982	18,141
Bidvest Group Ltd. (The)	852	12,615
Capitec Bank Holdings Ltd.	116	9,202
Clicks Group Ltd.	650	8,803

85

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Discovery Ltd.	1,012	$11,232
Exxaro Resources Ltd.	638	5,944
FirstRand Ltd.	9,082	43,752
Fortress REIT Ltd., Series B	1,076	1,102
Foschini Group Ltd. (The)	688	8,673
Gold Fields Ltd.	2,526	7,352
Growthpoint Properties Ltd.	8,894	15,150
Hyprop Investments Ltd.	1,198	7,707
Investec Ltd.	946	5,708
Life Healthcare Group Holdings Ltd.	4,170	7,819
Mondi Ltd.	360	7,919
Motus Holdings Ltd.(a)	584	3,664
Mr. Price Group Ltd.	766	13,314
MTN Group Ltd.	4,794	30,210
Naspers Ltd., Class N	1,234	245,888
Nedbank Group Ltd.	943	18,077
NEPI Rockcastle PLC	1,104	8,758
Netcare Ltd.	3,016	5,568
Old Mutual Ltd.	13,496	22,512
Pick n Pay Stores Ltd.	884	4,686
PSG Group Ltd.	428	7,254
Rand Merchant Investment Holdings Ltd.	2,390	6,196
Redefine Properties Ltd.	19,094	13,206
Reinet Investments SCA	408	5,949
Remgro Ltd.	1,462	21,260
Resilient REIT Ltd.	340	1,476
RMB Holdings Ltd.	1,942	10,958
Sanlam Ltd.	4,962	27,493
Sappi Ltd.	1,684	9,197
Sasol Ltd.	1,598	46,821
Shoprite Holdings Ltd.	1,232	17,517
SPAR Group Ltd. (The)	596	8,415
Standard Bank Group Ltd.	3,732	47,151
Tiger Brands Ltd.	488	9,432
Truworths International Ltd.	1,290	8,164
Vodacom Group Ltd.	1,542	13,956
Woolworths Holdings Ltd./South Africa	3,244	13,101

		837,796

South Korea — 19.2%
Amorepacific Corp.	98	15,081
AMOREPACIFIC Group	72	4,169
BGF retail Co. Ltd.	29	5,032
BNK Financial Group Inc.	788	5,392
Celltrion Healthcare Co. Ltd.(a)	114	8,004
Celltrion Inc.(a)	226	48,287
Celltrion Pharm Inc.(a)	44	2,599
CJ CheilJedang Corp.	28	8,393
CJ Corp.	52	6,054
CJ ENM Co. Ltd.	28	5,820
Coway Co. Ltd.	160	11,191
Daelim Industrial Co. Ltd.	116	9,810
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	40	1,172
DB Insurance Co. Ltd.	152	9,180
DGB Financial Group Inc.	506	3,972
E-MART Inc.	66	11,481
Fila Korea Ltd.	108	4,894
GS Engineering & Construction Corp.	40	1,556
GS Holdings Corp.	154	7,075
Hana Financial Group Inc.	832	27,908
Hankook Tire Co. Ltd.	246	9,393

Security	Shares	Value

South Korea (continued)
Hanmi Pharm Co. Ltd.	20	$7,895
Hanon Systems	638	5,976
Hanwha Chemical Corp.	362	6,104
Hanwha Corp.	156	4,175
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	134	5,021
HLB Inc.(a)	86	6,483
Hotel Shilla Co. Ltd.	92	7,083
Hyundai Engineering & Construction Co. Ltd.	232	11,383
Hyundai Glovis Co. Ltd.	62	6,831
Hyundai Heavy Industries Co. Ltd.(a)	140	16,486
Hyundai Heavy Industries Holdings Co. Ltd.(a)	42	14,800
Hyundai Marine & Fire Insurance Co. Ltd.	202	7,217
Hyundai Mobis Co. Ltd.	198	31,883
Hyundai Motor Co.	388	37,036
Hyundai Steel Co.	242	9,305
Industrial Bank of Korea	744	9,823
Kakao Corp.	142	14,251
Kangwon Land Inc.	378	10,875
KB Financial Group Inc.	1,040	43,791
KCC Corp.	26	6,471
Kia Motors Corp.	802	21,822
Korea Aerospace Industries Ltd.(a)	232	6,561
Korea Electric Power Corp.	766	20,295
Korea Investment Holdings Co. Ltd.	126	7,610
Korea Zinc Co. Ltd.	26	9,869
KT&G Corp.	330	30,617
LG Chem Ltd.	136	41,918
LG Corp.	306	19,709
LG Display Co. Ltd.	744	11,648
LG Electronics Inc.	314	20,309
LG Household & Health Care Ltd.	28	28,975
LG Innotek Co. Ltd.	34	3,027
LG Uplus Corp.	344	5,432
Lotte Chemical Corp.	48	11,669
Lotte Corp.(a)	78	3,848
Lotte Shopping Co. Ltd.	35	6,729
Medy-Tox Inc.	14	7,037
Mirae Asset Daewoo Co. Ltd.	1,168	7,419
NAVER Corp.	400	45,140
NCSoft Corp.	52	23,751
Netmarble Corp.(b)	68	7,917
NH Investment & Securities Co. Ltd.	514	6,351
OCI Co. Ltd.	46	4,288
Orion Corp./Republic of Korea	58	5,769
Pearl Abyss Corp.(a)	8	1,370
POSCO	222	49,016
POSCO Chemtech Co. Ltd.	40	2,416
Samsung Biologics Co. Ltd.(a)(b)	46	13,727
Samsung C&T Corp.	218	19,934
Samsung Electro-Mechanics Co. Ltd.	152	16,340
Samsung Electronics Co. Ltd.	13,218	493,486
Samsung Engineering Co. Ltd.(a)	390	6,767
Samsung Fire & Marine Insurance Co. Ltd.	92	22,365
Samsung Heavy Industries Co. Ltd.(a)	1,614	10,684
Samsung Life Insurance Co. Ltd.	220	16,977
Samsung SDI Co. Ltd.	146	26,896
Samsung SDS Co. Ltd.	100	17,485
Samsung Securities Co. Ltd.	254	7,058
Shinhan Financial Group Co. Ltd.	1,262	46,384

86

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Shinsegae Inc.	20	$5,192
SillaJen Inc.(a)	168	10,596
SK Holdings Co. Ltd.	100	25,113
SK Hynix Inc.	1,660	103,070
SK Innovation Co. Ltd.	182	31,904
SK Telecom Co. Ltd.	58	14,979
S-Oil Corp.	136	13,407
ViroMed Co. Ltd.(a)	38	6,688
Woori Bank	1,188	16,586
Yuhan Corp.	33	6,697

		1,812,199

Taiwan — 16.1%
Acer Inc.	8,000	5,169
ASE Technology Holding Co. Ltd.	10,000	20,259
Asia Cement Corp.	10,000	10,941
Asustek Computer Inc.	2,000	14,155
AU Optronics Corp.	18,000	7,334
Catcher Technology Co. Ltd.	2,000	17,174
Cathay Financial Holding Co. Ltd.	24,000	37,829
Chailease Holding Co. Ltd.	4,080	12,729
Chang Hwa Commercial Bank Ltd.	17,472	9,927
Cheng Shin Rubber Industry Co. Ltd.	4,000	5,519
China Airlines Ltd.	11,000	3,928
China Development Financial Holding Corp.	48,000	15,584
China Life Insurance Co. Ltd./Taiwan	9,243	8,777
China Steel Corp.	36,000	28,051
Chunghwa Telecom Co. Ltd.	10,000	34,739
Compal Electronics Inc.	16,000	9,142
CTBC Financial Holding Co. Ltd.	48,000	31,869
Delta Electronics Inc.	6,000	25,323
E.Sun Financial Holding Co. Ltd.	27,671	18,686
Far Eastern New Century Corp.	10,000	9,237
Far EasTone Telecommunications Co. Ltd.	6,000	14,123
Feng TAY Enterprise Co. Ltd.	2,000	12,727
First Financial Holding Co. Ltd.	26,785	17,348
Formosa Chemicals & Fibre Corp.	10,000	34,576
Formosa Petrochemical Corp.	4,000	14,480
Formosa Plastics Corp.	12,000	38,959
Foxconn Technology Co. Ltd.	4,000	8,077
Fubon Financial Holding Co. Ltd.	18,000	28,518
Hon Hai Precision Industry Co. Ltd.	35,200	82,167
Hotai Motor Co. Ltd.	600	4,617
Hua Nan Financial Holdings Co. Ltd.	24,139	13,754
Innolux Corp.	28,000	9,318
Inventec Corp.	10,000	7,175
Largan Precision Co. Ltd.	288	31,510
Lite-On Technology Corp.	8,000	10,623
MediaTek Inc.	4,000	30,843
Mega Financial Holding Co. Ltd.	32,000	26,596
Micro-Star International Co. Ltd.	2,000	4,708
Nan Ya Plastics Corp.	14,000	33,771
Nanya Technology Corp.	4,000	7,922
Novatek Microelectronics Corp.	2,000	8,441
Pegatron Corp.	6,000	10,188
Pou Chen Corp.	8,000	8,701
Powertech Technology Inc.	2,000	4,695
President Chain Store Corp.	2,000	20,648
Quanta Computer Inc.	8,000	12,973
Shin Kong Financial Holding Co. Ltd.	26,374	8,948
SinoPac Financial Holdings Co. Ltd.	40,259	13,920

Security	Shares	Value

Taiwan (continued)
Synnex Technology International Corp.	2,000	$2,354
Taishin Financial Holding Co. Ltd.	37,032	16,291
Taiwan Cement Corp.	11,000	12,321
Taiwan Cooperative Financial Holding Co. Ltd.	25,461	14,796
Taiwan High Speed Rail Corp.	8,000	8,026
Taiwan Mobile Co. Ltd.	4,000	14,155
Taiwan Semiconductor Manufacturing Co. Ltd.	68,000	497,833
Tatung Co. Ltd.(a)	4,000	5,259
Uni-President Enterprises Corp.	14,000	32,817
United Microelectronics Corp.	40,000	14,999
Vanguard International Semiconductor Corp.	2,000	4,208
Walsin Technology Corp.	1,000	6,087
Win Semiconductors Corp.	2,000	8,214
Winbond Electronics Corp.	14,000	6,818
Wistron Corp.	10,598	6,727
WPG Holdings Ltd.	5,520	6,720
Yageo Corp.	198	2,378
Yuanta Financial Holding Co. Ltd.	26,000	13,253

		1,519,954

Thailand — 3.5%
Advanced Info Service PCL, NVDR	3,400	18,454
Airports of Thailand PCL, NVDR	13,200	25,587
Bangkok Bank PCL, Foreign	400	2,578
Bangkok Dusit Medical Services PCL, NVDR	14,400	11,713
Banpu PCL, NVDR	11,000	5,653
Berli Jucker PCL, NVDR	5,400	8,661
Bumrungrad Hospital PCL, NVDR	1,400	8,088
Central Pattana PCL, NVDR	4,200	9,674
Charoen Pokphand Foods PCL, NVDR	11,800	8,970
CP ALL PCL, NVDR	14,800	30,714
Energy Absolute PCL, NVDR	4,600	6,714
Indorama Ventures PCL, NVDR	6,400	10,508
Kasikornbank PCL, Foreign	3,400	20,005
Kasikornbank PCL, NVDR	2,400	14,121
Krung Thai Bank PCL, NVDR	14,200	8,722
Minor International PCL, NVDR	6,600	7,275
PTT Exploration & Production PCL, NVDR	4,800	19,266
PTT Global Chemical PCL, NVDR	7,400	17,663
PTT PCL, NVDR	30,000	44,926
Siam Cement PCL (The), NVDR	900	12,096
Siam Commercial Bank PCL (The), NVDR	5,400	22,823
Thai Oil PCL, NVDR	3,400	7,857
True Corp. PCL, NVDR	35,600	6,332

		328,400

Turkey — 0.9%
Akbank T.A.S	7,296	10,647
BIM Birlesik Magazalar AS	714	11,493
Eregli Demir ve Celik Fabrikalari TAS	4,846	7,007
Haci Omer Sabanci Holding AS	5,430	8,513
KOC Holding AS	3,150	9,229
Petkim Petrokimya Holding AS	3,799	3,836
Tupras Turkiye Petrol Rafinerileri AS	408	9,708
Turk Hava Yollari AO(a)	1,854	6,004
Turkcell Iletisim Hizmetleri AS	3,628	8,770
Turkiye Garanti Bankasi AS	7,240	11,406

		86,613

United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	6,136	13,113
Aldar Properties PJSC	17,462	7,606

87

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
DAMAC Properties Dubai Co. PJSC	7,026	$3,577
DP World Ltd.	546	8,933
Dubai Islamic Bank PJSC	4,266	6,086
Emaar Properties PJSC	10,876	13,324
Emirates Telecommunications Group Co. PJSC	5,602	25,348
First Abu Dhabi Bank PJSC	4,000	14,810

		92,797

Total Common Stocks — 80.6% (Cost: $8,200,845)		7,591,224

Investment Companies

India — 13.4%
iShares MSCI India ETF(d)	37,781	1,259,996

Total Investment Companies — 13.4% (Cost: $1,271,394)		1,259,996

Preferred Stocks

Brazil — 4.3%
Banco Bradesco SA, Preference Shares, NVS	9,530	94,592
Braskem SA, Class A, Preference Shares, NVS	400	5,593
Cia. Brasileira de Distribuicao, Preference Shares, NVS	600	12,916
Cia. Energetica de Minas Gerais, Preference Shares, NVS	3,208	10,523
Gerdau SA, Preference Shares, NVS	3,000	11,985
Itau Unibanco Holding SA, Preference Shares, NVS	13,800	128,284
Itausa-Investimentos Itau SA, Preference Shares, NVS	12,534	39,917
Lojas Americanas SA, Preference Shares, NVS	2,400	12,208
Petroleo Brasileiro SA, Preference Shares, NVS	10,800	70,963
Telefonica Brasil SA, Preference Shares, NVS	1,200	14,249

		401,230

Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares	1,708	6,023
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	308	13,627

		19,650

Security	Shares	Value

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	922	$9,175

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	20,000	11,276

South Korea — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	56	3,287
Series 2, Preference Shares, NVS	86	5,355
Samsung Electronics Co. Ltd., Preference Shares, NVS	2,426	73,043

		81,685

Total Preferred Stocks — 5.6% (Cost: $470,928)		523,016

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	10,412	10,412

Total Short-Term Investments — 0.1% (Cost: $10,412)		10,412

Total Investments in Securities — 99.7% (Cost: $9,953,579)		9,384,648

Other Assets, Less Liabilities — 0.3%		27,775

Net Assets — 100.0%		$9,412,423

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	17,460	—	(7,048	)(a)	10,412	$10,412	$49	$—	$—
iShares MSCI India ETF	37,615	380	(214)		37,781	1,259,996	—	(375)	(87,285)

						$1,270,408	$49	$(375)	$(87,285)

(a)	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

88

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets ex China ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,426,790	$164,434	$—	$7,591,224
Investment Companies	1,259,996	—	—	1,259,996
Preferred Stocks	523,016	—	—	523,016
Money Market Funds	10,412	—	—	10,412

	$9,220,214	$164,434	$—	$9,384,648

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

89

Consolidated Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.9%
AES Tiete Energia SA, NVS	59,600	$158,429
Aliansce Shopping Centers SA	32,500	157,686
Alupar Investimento SA, NVS	57,608	272,072
Anima Holding SA	15,300	66,455
Arezzo Industria e Comercio SA	18,000	231,991
BK Brasil Operacao e Assessoria a Restaurantes SA(a)	50,800	248,572
BR Properties SA	45,841	90,977
Camil Alimentos SA	50,900	93,398
Cia. de Saneamento de Minas Gerais-COPASA	24,100	318,634
Cia. Hering	49,600	330,129
Cosan Logistica SA(a)	53,822	180,296
CVC Brasil Operadora e Agencia de Viagens SA	49,100	783,740
Cyrela Brazil Realty SA Empreendimentos e Participacoes	96,500	354,640
Dommo Energia SA(a)	457,700	184,271
Duratex SA	116,900	369,272
EcoRodovias Infraestrutura e Logistica SA	83,300	199,930
EDP - Energias do Brasil SA	108,700	384,046
Eneva SA(a)	44,100	162,182
Estacio Participacoes SA	96,600	617,025
Ez Tec Empreendimentos e Participacoes SA	20,844	123,726
Fleury SA	69,800	389,099
Grendene SA	93,500	187,251
Guararapes Confeccoes SA	3,200	136,984
Iguatemi Empresa de Shopping Centers SA	31,200	315,076
Instituto Hermes Pardini SA	21,600	100,341
Iochpe Maxion SA	38,005	238,242
Light SA	30,300	122,614
Linx SA	46,000	332,404
Magnesita Refratarios SA(a)	11,200	159,872
Mahle-Metal Leve SA	16,600	104,532
Marfrig Global Foods SA(a)	87,400	139,847
Minerva SA(a)	50,800	72,238
MRV Engenharia e Participacoes SA	104,300	326,509
Multiplus SA	22,700	145,873
Odontoprev SA	92,300	331,106
QGEP Participacoes SA	36,300	97,711
Qualicorp Consultoria e Corretora de Seguros SA	91,000	325,503
Santos Brasil Participacoes SA	109,100	115,441
Sao Martinho SA	62,000	288,815
Ser Educacional SA(b)	27,435	113,498
SLC Agricola SA	18,300	219,281
Smiles Fidelidade SA	23,100	263,503
TOTVS SA	46,500	348,018
Transmissora Alianca de Energia Eletrica SA, NVS	81,600	473,410
Tupy SA	20,900	106,420
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	30,540	134,541
Via Varejo SA	258,600	345,708
Wiz Solucoes e Corretagem de Seguros SA	36,100	65,216

		11,326,524

Chile — 1.6%
AES Gener SA	1,106,998	300,616
Besalco SA	150,861	130,099
CAP SA	28,290	259,983
Cia. Sud Americana de Vapores SA(a)	5,809,024	181,444
Engie Energia Chile SA	188,468	351,415
Forus SA	38,897	108,727

Security	Shares	Value

Chile (continued)
Grupo Security SA	367,384	$158,125
Inversiones Aguas Metropolitanas SA	167,923	250,924
Inversiones La Construccion SA	12,620	204,368
Parque Arauco SA	203,404	479,460
Ripley Corp. SA	277,928	242,780
Salfacorp SA	130,054	190,144
SMU SA(a)	960,026	274,984
Sociedad de Inversiones Oro Blanco SA	15,106,040	99,822
SONDA SA	182,924	272,851
Vina Concha y Toro SA	129,923	263,142

		3,768,884

China — 12.3%
21Vianet Group Inc., ADR(a)(c)	24,324	230,592
361 Degrees International Ltd.	368,000	90,757
500.com Ltd., ADR(a)(c)	6,084	47,699
AGM Group Holdings Inc.(a)	3,221	126,779
AGTech Holdings Ltd.(a)(c)	1,484,000	115,675
Ajisen China Holdings Ltd.	297,000	89,186
AK Medical Holdings Ltd.(b)	136,000	89,326
Anton Oilfield Services Group/Hong Kong(a)	700,000	87,659
Anxin-China Holdings Ltd.(a)(d)	1,084,000	13,852
APT Satellite Holdings Ltd.	257,000	96,879
Ascletis Pharma Inc.(a)(b)	94,000	86,724
Asia Cement China Holdings Corp.	187,000	143,851
AVIC International Holding HK Ltd.(a)	1,256,000	31,618
AVIC International Holdings Ltd., Class H	96,000	52,258
Beijing Capital Land Ltd., Class H	398,000	156,133
Beijing Enterprises Medical & Health Group Ltd.(a)	1,470,000	41,701
Beijing Gas Blue Sky Holdings Ltd.(a)(c)	2,736,000	85,656
Beijing Sports and Entertainment Industry Group Ltd.(a)(c)	402,500	138,868
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	105,000	175,766
Best Pacific International Holdings Ltd.(c)	146,000	40,857
Bitauto Holdings Ltd., ADR(a)(c)	9,729	179,597
Boshiwa International Holding Ltd.(a)(d)	32,000	123
Bosideng International Holdings Ltd.	1,284,000	224,781
C C Land Holdings Ltd.	114,000	26,804
Camsing International Holding Ltd.	160,000	157,225
Canvest Environment Protection Group Co. Ltd.(c)	422,000	216,777
Capital Environment Holdings Ltd.(a)(c)	2,814,000	62,208
Carnival Group International Holdings Ltd.(a)(c)	7,500	112
Central China Real Estate Ltd.	316,000	115,889
CGN Meiya Power Holdings Co. Ltd.(a)(b)	692,000	106,995
Changyou.com Ltd., ADR	7,391	145,233
Chaowei Power Holdings Ltd.(c)	273,000	128,376
China Aerospace International Holdings Ltd.	1,064,000	72,060
China Aircraft Leasing Group Holdings Ltd.	155,500	162,340
China Animal Healthcare Ltd.(a)(c)(d)	126,000	966
China Aoyuan Property Group Ltd.	442,000	282,401
China BlueChemical Ltd., Class H	694,000	221,704
China Datang Corp. Renewable Power Co. Ltd., Class H	938,000	118,662
China Dongxiang Group Co. Ltd.	1,553,000	248,059
China Everbright Greentech Ltd., Class L(b)(c)	227,000	170,850
China Fangda Group Co. Ltd., Class B	256,800	108,945
China Foods Ltd.(c)	334,000	147,245
China Goldjoy Group Ltd.(c)	3,512,000	150,340
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(a)	380,000	194,231
China Harmony New Energy Auto Holding Ltd.(c)	318,000	124,343
China High Speed Transmission Equipment Group Co. Ltd.(c)	200,000	235,121

90

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Huiyuan Juice Group Ltd.(a)(d)	379,000	$70,223
China Lilang Ltd.	161,000	131,256
China LNG Group Ltd.(a)	822,000	139,700
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	436,000	155,998
China Lumena New Materials Corp.(a)(c)(d)	210,000	—
China Maple Leaf Educational Systems Ltd.(c)	564,000	245,037
China Merchants Land Ltd.	710,000	104,335
China Metal Recycling Holdings Ltd.(a)(d)	12,000	—
China Metal Resources Utilization Ltd.(a)(b)(c)	312,000	169,839
China Modern Dairy Holdings Ltd.(a)	989,000	107,421
China New Higher Education Group Ltd.(b)(c)	165,000	87,500
China NT Pharma Group Co. Ltd.	7,500	987
China Oil and Gas Group Ltd.(c)	2,350,000	153,148
China Overseas Grand Oceans Group Ltd.	553,000	194,326
China Overseas Property Holdings Ltd.(c)	525,000	149,602
China Power Clean Energy Development Co. Ltd.	258,000	83,409
China Regenerative Medicine International Ltd.(a)	690,000	6,172
China Resources Medical Holdings Co. Ltd.	348,000	266,811
China Sanjiang Fine Chemicals Co. Ltd.	323,000	81,310
China SCE Group Holdings Ltd.	627,000	224,336
China Shineway Pharmaceutical Group Ltd.	109,000	135,802
China Singyes Solar Technologies Holdings Ltd.	248,000	68,134
China Suntien Green Energy Corp. Ltd., Class H	641,000	175,285
China Tian Lun Gas Holdings Ltd.	111,000	90,352
China Water Affairs Group Ltd.	306,000	344,095
China Youzan Ltd.(a)(c)	2,928,000	228,231
China Yuchai International Ltd.	7,358	103,380
China Yuhua Education Corp Ltd., Class L(b)	446,000	186,362
China ZhengTong Auto Services Holdings Ltd.(c)	418,000	245,702
Chinasoft International Ltd.(c)	766,000	450,257
Chong Sing Holdings FinTech Group(a)	6,436,000	186,688
Chongqing Machinery & Electric Co. Ltd., Class H	182,000	11,861
CIMC Enric Holdings Ltd.	222,000	179,285
CITIC Resources Holdings Ltd.	1,484,000	125,156
Citychamp Watch & Jewellery Group Ltd.	714,000	151,454
COFCO Meat Holdings Ltd.(a)	727,000	108,691
Colour Life Services Group Co. Ltd.(c)	141,000	76,214
Comba Telecom Systems Holdings Ltd.(a)(c)	648,894	102,818
Concord New Energy Group Ltd.(c)	3,780,000	142,491
Consun Pharmaceutical Group Ltd.	162,000	120,065
Coolpad Group Ltd.(a)(d)	1,024,000	6,542
COSCO SHIPPING International Hong Kong Co. Ltd.(c)	392,000	137,249
Cosmo Lady China Holdings Co. Ltd.(b)	270,000	104,194
CPMC Holdings Ltd.	195,000	80,235
Dah Chong Hong Holdings Ltd.(c)	366,000	136,097
Daqo New Energy Corp., ADR(a)(c)	3,821	99,805
Dawnrays Pharmaceutical Holdings Ltd.	440,000	109,638
Digital China Holdings Ltd.(a)(c)	306,000	148,586
Dongyue Group Ltd.	439,000	238,412
eHi Car Services Ltd., ADR(a)(c)	11,776	121,293
Fang Holdings Ltd., ADR(a)	58,257	107,193
Fanhua Inc., ADR(c)	14,411	352,493
Fantasia Holdings Group Co. Ltd.	712,500	85,583
Fu Shou Yuan International Group Ltd.(c)	341,000	259,266
Fufeng Group Ltd.	617,400	252,459
GCL New Energy Holdings Ltd.(a)(c)	3,322,000	123,104
GCL-Poly Energy Holdings Ltd.(a)	4,668,000	322,106
Gemdale Properties & Investment Corp. Ltd.	1,880,000	177,772
Genertec Universal Medical Group Co. Ltd.(b)(c)	347,000	279,347
Glorious Property Holdings Ltd.(a)	1,367,000	61,138

Security	Shares	Value

China (continued)
Goodbaby International Holdings Ltd.	305,000	$109,127
Grand Baoxin Auto Group Ltd.	260,000	84,388
Greatview Aseptic Packaging Co. Ltd.	304,000	172,088
Greenland Hong Kong Holdings Ltd.	389,000	102,895
Guorui Properties Ltd.(c)	419,000	110,295
Haichang Ocean Park Holdings Ltd.(a)(b)	584,000	119,401
Hangzhou Steam Turbine Co. Ltd., Class B	129,080	100,450
Harbin Electric Co. Ltd., Class H	260,000	80,733
HC Group Inc.(a)(c)	229,000	140,459
Hi Sun Technology China Ltd.(a)	897,000	140,985
Honghua Group Ltd.(a)	1,030,000	65,150
Hope Education Group Co. Ltd.(a)(b)	754,000	121,399
Hua Han Health Industry Holdings Ltd., Class H(a)(d)	1,112,400	45,487
Huabao International Holdings Ltd.	296,000	136,544
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B(a)	79,200	94,644
Huanxi Media Group Ltd.(a)(c)	540,000	109,715
IGG Inc.	339,000	408,927
iKang Healthcare Group Inc., ADR(a)(c)	18,923	337,965
IMAX China Holding Inc.(b)	51,600	134,510
Jinchuan Group International Resources Co. Ltd.(a)(c)	753,000	65,430
JinkoSolar Holding Co. Ltd., ADR(a)(c)	11,555	133,691
JNBY Design Ltd.	77,000	133,618
Jumei International Holding Ltd., ADR(a)(c)	33,258	69,842
Kama Co. Ltd., Class B(a)	163,900	88,670
Kasen International Holdings Ltd.	283,000	127,293
Konka Group Co. Ltd., Class B	352,700	99,603
Launch Tech Co. Ltd., Class H	96,000	95,071
Lee’s Pharmaceutical Holdings Ltd.	105,500	84,257
Li Ning Co. Ltd.(a)	640,000	685,327
Lifestyle China Group Ltd.(a)	260,500	91,874
Lifetech Scientific Corp.(a)	954,000	196,267
Lonking Holdings Ltd.	722,000	187,287
Luthai Textile Co. Ltd., Class B	125,100	146,589
Nam Tai Property Inc.	13,922	125,437
National Agricultural Holdings Ltd.(a)(c)(d)	354,000	34,831
NetDragon Websoft Holdings Ltd.(c)	89,000	162,175
North Mining Shares Co. Ltd.(a)	6,670,000	21,308
Panda Green Energy Group Ltd.(a)(c)	2,018,000	76,071
PAX Global Technology Ltd.	356,000	161,947
Phoenix Media Investment Holdings Ltd.	618,000	61,597
Phoenix New Media Ltd., ADR(a)	777	2,758
Poly Property Group Co. Ltd.	768,000	261,046
Pou Sheng International Holdings Ltd.	822,000	156,506
Powerlong Real Estate Holdings Ltd.	465,000	188,359
Q Technology Group Co. Ltd.(c)	160,000	93,026
Realord Group Holdings Ltd.(a)	230,000	144,893
Redco Group(b)(c)	326,000	175,794
Renhe Commercial Holdings Co. Ltd.(a)(c)	8,570,000	273,776
Road King Infrastructure Ltd.	93,000	157,817
Ronshine China Holdings Ltd.(a)(c)	185,000	231,198
Sany Heavy Equipment International Holdings Co. Ltd.	362,000	117,032
Seaspan Corp.(c)	24,992	237,674
Shandong Airlines Co. Ltd., Class B	59,900	89,325
Shang Gong Group Co. Ltd., Class B(a)	162,200	113,216
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	110,000	119,196
Shanghai Haixin Group Co., Class B	252,200	118,282
Shanghai Haohai Biological Technology Co. Ltd., Class H(b)	17,600	90,409

91

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Industrial Urban Development Group Ltd.	666,000	$114,039
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	134,800	136,148
Shanghai Jinjiang International Travel Co. Ltd., Class B	7,041	12,019
Shougang Concord International Enterprises Co. Ltd.(a)(c)	3,576,000	100,073
Shougang Fushan Resources Group Ltd.	966,000	202,439
Silver Grant International Industries Ltd.(a)(c)	510,000	113,395
Sinopec Kantons Holdings Ltd.	388,000	159,152
Sinosoft Technology Group Ltd.	271,800	76,062
Sinotrans Shipping Ltd.	541,000	176,283
Skyfame Realty Holdings Ltd.	1,064,000	148,198
Skyworth Digital Holdings Ltd.	652,000	159,964
SMI Holdings Group Ltd.(a)(d)	468,800	133,588
Sohu.com Ltd., ADR(a)(c)	11,722	244,404
Superb Summit International Group Ltd.(a)(c)(d)	238,250	304
Tarena International Inc., ADR(c)	14,493	101,016
TCL Electronics Holdings Ltd.	312,000	129,174
Texhong Textile Group Ltd.	119,000	143,242
Tian Ge Interactive Holdings Ltd.(b)(c)	271,000	145,443
Tianjin Development Holdings Ltd.(c)	426,000	148,065
Tianjin Port Development Holdings Ltd.	1,686,000	183,126
Tianneng Power International Ltd.(c)	246,000	224,129
Tibet Water Resources Ltd.(a)(c)	944,000	249,699
Tongda Group Holdings Ltd.	1,430,000	160,802
Truly International Holdings Ltd.(a)(c)	796,000	120,024
Vinda International Holdings Ltd.	98,000	168,807
Viva China Holdings Ltd.(a)	1,312,000	142,504
Wasion Holdings Ltd.(c)	252,000	132,992
West China Cement Ltd.	1,018,000	160,003
Wisdom Education International Holdings Co. Ltd.(c)	238,000	97,320
Wise Talent Information Technology Co. Ltd.(a)	41,600	158,676
Xiamen International Port Co. Ltd., Class H	1,132,000	159,116
Xingda International Holdings Ltd.	351,000	104,056
Xtep International Holdings Ltd.	381,500	203,772
Xunlei Ltd., ADR(a)	12,229	62,123
Yadea Group Holdings Ltd.(b)(c)	454,000	158,957
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)(c)	38,400	140,337
Yirendai Ltd., ADR	3,290	54,746
Yuexiu REIT	610,000	388,960
Yuexiu Transport Infrastructure Ltd.	334,000	250,103
Zai Lab Ltd., ADR(a)	6,782	133,741
Zhuguang Holdings Group Co. Ltd.(a)(c)	862,000	153,107

		28,433,230

Colombia — 0.3%
Almacenes Exito SA	66,978	275,537
Cemex Latam Holdings SA(a)	91,778	117,066
Corp. Financiera Colombiana SA(a)	39,761	229,638

		622,241

Czech Republic — 0.1%
Central European Media Enterprises Ltd. Class A(a)(c)	47,738	161,335

Egypt — 0.6%
Alexandria Mineral Oils Co.	158,301	57,982
Egyptian Financial Group-Hermes Holding Co.(a)	234,938	188,895
Ezz Steel Co.(a)	78,985	84,718
Global Telecom Holding SAE(a)	833,519	173,126
Heliopolis Housing	58,049	55,197
Juhayna Food Industries	184,860	113,434
Medinet Nasr Housing(a)	165,704	66,522

Security	Shares	Value

Egypt (continued)
Oriental Weavers	104,075	$59,911
Palm Hills Developments SAE(a)	595,941	84,184
Pioneers Holding For Financial Investments SAE(a)	206,126	75,844
Sidi Kerir Petrochemicals Co.	35,162	34,750
Six of October Development & Investment(a)	37,524	32,894
Talaat Moustafa Group	283,429	152,397
Telecom Egypt Co.	133,088	91,252

		1,271,106

Greece — 0.9%
Aegean Airlines SA	21,462	178,608
Eurobank Ergasias SA(a)	681,508	435,204
GEK Terna Holding Real Estate Construction SA(a)	39,313	191,402
Grivalia Properties REIC AE(c)	21,938	221,567
Hellenic Exchanges-Athens Stock Exchange SA	40,763	178,154
Mytilineos Holdings SA	42,839	372,514
National Bank of Greece SA(a)	200,477	232,438
Piraeus Bank SA(a)	102,666	101,713
Public Power Corp. SA(a)(c)	56,032	83,680
Terna Energy SA	27,606	187,541

		2,182,821

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	175,438	275,935

India — 15.4%
Aarti Industries	10,539	217,131
Adani Enterprises Ltd.	50,131	118,683
Adani Power Ltd.(a)	296,218	235,886
Adani Transmissions Ltd.(a)	11,826	38,195
Aditya Birla Fashion and Retail Ltd.(a)	75,352	195,745
Aegis Logistics Ltd.	35,473	107,139
AIA Engineering Ltd.	15,651	381,725
Ajanta Pharma Ltd.	9,397	157,556
Alembic Pharmaceuticals Ltd.	18,658	165,297
Allcargo Logistics Ltd.	31,103	46,859
Amara Raja Batteries Ltd.	12,530	127,511
Anveshan Heavy Engineering Ltd., NVS(a)	1,927	47,796
Apollo Hospitals Enterprise Ltd.	33,802	613,427
Apollo Tyres Ltd.	99,465	341,159
Arvind Fashions Ltd., NVS(a)	10,406	103,242
Arvind Ltd.	52,033	76,823
Asahi India Glass Ltd.	30,012	113,511
Astral Poly Technik Ltd.	13,179	196,347
Atul Ltd.	1,596	79,447
AU Small Finance Bank Ltd.(b)	32,113	261,830
Avanti Feeds Ltd.	14,931	73,193
Bajaj Corp. Ltd.	1,198	6,181
Balkrishna Industries Ltd.	29,228	402,763
BASF India Ltd.	5,995	136,630
Bata India Ltd.	14,854	222,357
Bayer CropScience Ltd./India	3,434	211,876
Bharat Financial Inclusion Ltd.(a)	19,840	291,231
Birla Corp. Ltd.	9,483	84,006
Blue Dart Express Ltd.	2,398	106,564
Can Fin Homes Ltd.	12,990	50,296
Canara Bank(a)	57,100	209,573
Capital First Ltd.	19,588	147,384
Care Ratings Ltd.	10,776	148,231
Ceat Ltd.	7,497	135,983
Century Plyboards India Ltd.	37,044	92,670
Century Textiles & Industries Ltd.	13,364	176,602

92

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
CESC Ltd.	25,834	$259,285
CG Power and Industrial Solutions Ltd.(a)	162,245	90,207
City Union Bank Ltd.	106,912	267,453
Coromandel International Ltd.	29,436	171,708
Cox & Kings Financial Service Ltd.(a)	13,922	10,565
Cox & Kings Ltd.	41,766	105,561
CRISIL Ltd.	8,379	180,378
Crompton Greaves Consumer Electricals Ltd.	143,832	447,727
Dalmia Bharat Ltd.(a)	8,379	285,279
DCB Bank Ltd.	63,622	143,228
Dewan Housing Finance Corp. Ltd.	53,308	162,727
Dilip Buildcon Ltd.(b)	12,817	84,447
Dish TV India Ltd.	294,050	161,591
Dr Lal PathLabs Ltd.(b)	10,815	133,832
eClerx Services Ltd.	9,570	139,208
Edelweiss Financial Services Ltd.	173,430	422,284
EID Parry India Ltd.	42,535	127,736
EIH Ltd.	59,911	167,625
Endurance Technologies Ltd.(b)	11,460	183,965
Engineers India Ltd.	82,458	139,017
Equitas Holdings Ltd./India(a)	32,709	50,522
Eris Lifesciences Ltd.(a)(b)	16,278	145,333
Escorts Ltd.	23,760	240,242
Exide Industries Ltd.	88,427	333,433
Federal Bank Ltd.	551,708	675,238
Finolex Cables Ltd.	31,928	209,975
Fortis Healthcare Ltd.(a)	124,415	263,665
Future Consumer Ltd.(a)	33,846	22,218
Future Lifestyle Fashions Ltd.	21,629	123,918
Gateway Distriparks Ltd.	11,143	22,352
Gayatri Projects Ltd.(a)	46,887	118,201
GE T&D India Ltd.	29,540	98,057
Gillette India Ltd.	3,121	293,017
GMR Infrastructure Ltd.(a)	831,112	191,992
Godfrey Phillips India Ltd.	6,312	83,900
Godrej Industries Ltd.	35,811	282,321
Godrej Properties Ltd.(a)	20,500	195,073
Graphite India Ltd.	20,022	268,564
Great Eastern Shipping Co. Ltd. (The)	25,315	103,211
GRUH Finance Ltd.	66,364	282,520
Gujarat Fluorochemicals Ltd.	13,031	166,798
Gujarat Gas Ltd.	17,155	158,246
Gujarat Mineral Development Corp. Ltd.	56,447	69,855
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	20,223	99,048
Gujarat Pipavav Port Ltd.	94,255	128,477
Gujarat State Petronet Ltd.	61,863	166,119
HEG Ltd.	3,062	183,685
Hexaware Technologies Ltd.	36,024	167,444
Hindustan Construction Co. Ltd.(a)	217,696	36,546
IDFC Bank Ltd.	539,405	297,584
IDFC Ltd.	360,213	211,647
IIFL Holdings Ltd.	37,051	250,737
India Cements Ltd. (The)	85,460	115,202
Indiabulls Real Estate Ltd.(a)	92,781	104,170
Indiabulls Ventures Ltd.	59,083	341,172
Indian Bank(a)	40,739	134,326
Indian Hotels Co. Ltd. (The)	190,685	394,667
Indraprastha Gas Ltd.	82,270	310,630
Info Edge India Ltd.	24,336	539,690
Inox Leisure Ltd.(a)	27,953	87,374

Security	Shares	Value

India (continued)
Ipca Laboratories Ltd.	18,379	$210,029
IRB Infrastructure Developers Ltd.	57,793	123,762
Jain Irrigation Systems Ltd.	125,558	119,892
Jaiprakash Associates Ltd.(a)	381,080	37,728
Jammu & Kashmir Bank Ltd. (The)(a)	116,565	61,548
Jindal Steel & Power Ltd.(a)	149,452	330,341
JK Cement Ltd.	8,312	84,849
JM Financial Ltd.	88,297	111,551
JSW Energy Ltd.(a)	135,074	132,467
Jubilant Foodworks Ltd.	25,103	453,129
Jubilant Life Sciences Ltd.	28,912	321,415
Just Dial Ltd.(a)	12,792	91,459
Kajaria Ceramics Ltd.	24,419	154,040
Karnataka Bank Ltd. (The)	75,330	111,922
Karur Vysya Bank Ltd. (The)	131,231	148,752
Kaveri Seed Co. Ltd.	15,498	116,232
KEC International Ltd.	28,394	119,573
KPIT Technologies Ltd.	57,909	173,199
KRBL Ltd.	21,736	93,157
Lakshmi Machine Works Ltd.	1,350	113,006
Larsen & Toubro Infotech Ltd.(b)	10,101	227,506
Laurus Labs Ltd.(b)	22,750	125,346
Magma Fincorp Ltd.	60,088	96,863
Mahanagar Gas Ltd.	9,994	119,349
Mahindra CIE Automotive Ltd.(a)	45,798	170,030
Manappuram Finance Ltd.	165,782	205,280
Max Financial Services Ltd.(a)	50,022	321,039
Max India Ltd.(a)	60,364	52,443
Minda Industries Ltd.	27,970	129,747
Mindtree Ltd.	36,548	459,715
MOIL Ltd.	40,345	97,020
Motilal Oswal Financial Services Ltd.	15,845	139,580
Mphasis Ltd.	30,344	436,754
Muthoot Finance Ltd.	39,767	258,247
Natco Pharma Ltd.	34,644	355,213
National Aluminium Co. Ltd.	195,355	189,062
NBCC India Ltd.	184,511	140,048
NCC Ltd./India	161,769	201,936
NIIT Technologies Ltd.	12,279	192,003
Oberoi Realty Ltd.	19,032	121,874
PC Jeweller Ltd.	65,529	64,735
Persistent Systems Ltd.	16,940	147,184
Pfizer Ltd./India	4,838	189,785
Phoenix Mills Ltd. (The)	23,469	206,943
PI Industries Ltd.	23,841	281,170
PNB Housing Finance Ltd.(b)	7,534	97,992
Power Finance Corp. Ltd.	238,387	295,696
Prestige Estates Projects Ltd.	52,428	162,900
PVR Ltd.	9,854	203,032
Quess Corp. Ltd.(a)(b)	14,664	152,742
Radico Khaitan Ltd.	21,123	125,868
Rain Industries Ltd.	33,890	64,794
Rajesh Exports Ltd.	29,126	238,583
Ramco Cements Ltd. (The)	26,221	226,939
Raymond Ltd.	11,284	131,062
RBL Bank Ltd.(b)	77,099	606,659
Redington India Ltd.	103,154	134,983
Reliance Capital Ltd.	38,353	124,422
Reliance Communications Ltd.(a)	264,639	54,109
Reliance Infrastructure Ltd.	53,242	253,090

93

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Reliance Power Ltd.(a)	256,905	$107,451
Repco Home Finance Ltd.	15,395	81,674
RP-SG Business Process Services Ltd.(a)(d)	4,778	23,884
RP-SG Retail Ltd., NVS(a)(d)	14,334	35,825
Sadbhav Engineering Ltd.	46,981	140,650
Sanofi India Ltd.	2,523	222,860
Shankara Building Products Ltd.	5,579	55,538
Sintex Plastics Technology Ltd., Class L(a)	219,410	77,917
Sobha Ltd.	17,785	114,858
Solara Active Pharma Sciences Ltd.(a)	5,144	22,072
Somany Ceramics Ltd.	8,921	37,799
SpiceJet Ltd.(a)	62,090	72,607
SRF Ltd.	4,881	151,585
Sterlite Technologies Ltd.	40,100	200,054
Strides Pharma Science Ltd.	18,830	131,212
Sun Pharma Advanced Research Co. Ltd.(a)	39,219	146,308
Sundaram Finance Ltd.	11,135	233,444
Sundram Fasteners Ltd.	23,258	169,742
Sunteck Realty Ltd.	5,064	24,501
Supreme Industries Ltd.	15,872	226,335
Suzlon Energy Ltd.(a)	1,425,453	105,332
Symphony Ltd.	8,202	116,466
Syngene International Ltd.(b)	22,039	170,838
Tata Chemicals Ltd.	16,589	166,009
Tata Communications Ltd.	25,605	197,672
Tata Elxsi Ltd.	8,822	129,624
Tata Global Beverages Ltd.	115,590	362,634
TeamLease Service Ltd.(a)	3,016	122,704
Thermax Ltd.	11,128	166,253
Thomas Cook India Ltd.	39,857	131,532
TI Financial Holdings Ltd.	30,368	226,948
Time Technoplast Ltd.	61,960	95,347
Timken India Ltd.	15,688	119,694
Torrent Power Ltd.	48,648	189,092
TTK Prestige Ltd.	1,680	173,719
Tube Investments of India Ltd.	37,020	159,431
TV18 Broadcast Ltd.(a)	206,059	106,141
Union Bank of India(a)	96,605	108,879
VA Tech Wabag Ltd.	16,020	59,683
Varun Beverages Ltd.	18,950	210,871
V-Guard Industries Ltd.	52,256	157,904
Vinati Organics Ltd.	4,923	102,479
VIP Industries Ltd.	13,671	104,727
V-Mart Retail Ltd.	3,538	137,741
Voltas Ltd.	37,601	298,860
VRL Logistics Ltd.	12,923	56,137
WABCO India Ltd.	2,065	200,559
Welspun India Ltd.	122,829	107,241
Whirlpool of India Ltd.	12,633	253,566
Wockhardt Ltd.(a)	14,456	112,472

		35,608,506

Indonesia — 2.5%
Ace Hardware Indonesia Tbk PT	2,852,500	322,097
AKR Corporindo Tbk PT	628,900	171,488
Alam Sutera Realty Tbk PT(a)	5,746,400	139,818
Aneka Tambang Tbk	3,413,600	146,783
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	894,400	125,694
Bumi Resources Tbk PT(a)	20,135,500	183,018
Ciputra Development Tbk PT	3,910,363	288,441

Security	Shares	Value

Indonesia (continued)
Delta Dunia Makmur Tbk PT(a)	1,869,700	$75,821
Global Mediacom Tbk PT	3,027,700	67,318
Hanson International Tbk PT(a)	28,439,200	242,586
Indika Energy Tbk PT	767,200	96,554
Inti Agri Resources Tbk PT(a)	12,324,700	162,864
Japfa Comfeed Indonesia Tbk PT	1,773,800	250,521
Krakatau Steel Persero Tbk PT(a)	2,540,900	72,838
Kresna Graha Investama Tbk PT(a)	4,771,400	225,184
Link Net Tbk PT	499,200	184,113
Lippo Karawaci Tbk PT	4,967,400	91,690
Matahari Department Store Tbk PT	900,200	298,965
Medco Energi Internasional Tbk PT(a)	2,650,966	129,745
Media Nusantara Citra Tbk PT	2,303,300	127,223
Mitra Adiperkasa Tbk PT	3,113,700	190,490
Panin Financial Tbk PT(a)	6,415,400	132,771
Perusahaan Perkebunan London Sumatra Indonesia
Tbk PT	1,343,900	106,178
Pool Advista Indonesia Tbk PT(a)	528,800	194,106
PP Persero Tbk PT	1,165,725	151,192
PP Properti Tbk PT	16,791,469	135,013
Ramayana Lestari Sentosa Tbk PT	1,134,000	94,351
Sawit Sumbermas Sarana Tbk PT	1,231,800	102,919
Sitara Propertindo Tbk PT(a)	1,860,400	123,571
Sri Rejeki Isman Tbk PT	3,975,500	100,065
Sugih Energy Tbk PT(a)	5,450,300	19,054
Summarecon Agung Tbk PT	3,969,300	227,570
Timah Tbk PT	1,689,496	73,829
Trada Alam Minera Tbk PT(a)	9,794,700	97,930
Tunas Baru Lampung Tbk PT	1,260,200	72,691
Visi Media Asia Tbk PT(a)	630,700	4,454
Waskita Beton Precast Tbk PT	4,674,200	114,384
Waskita Karya Persero Tbk PT	1,663,800	181,474
Wijaya Karya Persero Tbk PT	1,220,848	128,465

		5,653,268

Malaysia — 3.2%
Aeon Co. M Bhd	226,000	89,114
AEON Credit Service M Bhd	41,900	152,200
Berjaya Sports Toto Bhd(c)	293,500	149,398
Bermaz Auto Bhd	323,400	162,299
Bumi Armada Bhd(a)(c)	1,094,900	41,865
Bursa Malaysia Bhd	252,050	421,037
Cahya Mata Sarawak Bhd	233,900	178,870
Carlsberg Brewery Malaysia Bhd	62,200	293,125
DRB-Hicom Bhd	254,300	112,428
Eastern & Oriental Bhd(a)	453,377	122,432
Eco World Development Group Bhd(a)	462,300	109,927
FGV Holdings Bhd	604,500	127,849
Globetronics Technology BHD	232,066	115,908
Hengyuan Refining Co. Bhd	35,800	41,066
Hibiscus Petroleum Bhd(a)	403,300	96,379
IGB REIT(c)	839,700	345,151
Inari Amertron Bhd(c)	911,850	359,554
Kossan Rubber Industries	249,800	256,695
KPJ Healthcare Bhd	905,300	227,163
Lafarge Malaysia Bhd(a)(c)	168,100	80,344
Magnum Bhd	277,900	131,495
Mah Sing Group Bhd	449,657	107,458
Malaysia Building Society Bhd	669,800	152,063
Malaysian Pacific Industries Bhd	35,200	84,120
Malaysian Resources Corp. Bhd	729,500	115,932

94

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
My EG Services Bhd	806,600	$213,962
OSK Holdings Bhd	777,480	167,220
Padini Holdings Bhd	154,200	176,881
Pos Malaysia Bhd(c)	175,200	86,250
Sapura Energy Bhd(a)(c)	1,400,500	118,814
Scientex BHD	100,300	219,080
Serba Dinamik Holdings Bhd	253,600	218,177
SKP Resources Bhd(c)	358,300	96,757
Sunway Bhd	631,635	220,382
Sunway Construction Group Bhd	189,720	69,822
Sunway REIT	712,100	279,088
Supermax Corp. Bhd	154,700	126,437
TIME dotCom Bhd	161,400	310,496
UMW Holdings Bhd	96,800	116,822
Unisem M Bhd	198,400	151,722
Velesto Energy Bhd(a)(c)	1,234,800	64,919
ViTrox Corp. Bhd	56,900	95,185
VS Industry Bhd(c)	497,425	189,008
WCT Holdings Bhd(c)	441,815	73,908
Yinson Holdings BHD(c)	259,100	266,252

		7,335,054

Mexico — 2.8%
Banco del Bajio SA(b)	291,500	545,298
Bolsa Mexicana de Valores SAB de CV	145,800	253,107
Concentradora Fibra Danhos SA de CV	140,800	166,227
Concentradora Fibra Hotelera Mexicana SA de CV(b)	327,200	156,960
Consorcio ARA SAB de CV	405,800	106,308
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	237,500	151,985
Corp Inmobiliaria Vesta SAB de CV	235,200	293,281
Credito Real SAB de CV SOFOM ER(c)	124,400	124,854
Genomma Lab Internacional SAB de CV, Class B(a)(c)	306,100	188,513
Gentera SAB de CV(c)	384,400	285,101
Grupo Aeromexico SAB de CV(a)(c)	126,200	134,538
Grupo Aeroportuario del Centro Norte SAB de CV	123,900	552,460
Grupo Cementos de Chihuahua SAB de CV(c)	62,600	326,757
Grupo Comercial Chedraui SA de CV(c)	125,300	231,068
Grupo Herdez SAB de CV(c)	95,000	195,129
Hoteles City Express SAB de CV(a)(c)	162,200	191,572
Industrias Bachoco SAB de CV, Series B(c)	78,900	274,947
Industrias CH SAB de CV, Series B(a)(c)	62,597	270,808
La Comer SAB de CV(a)(c)	198,600	202,351
Macquarie Mexico Real Estate Management SA de CV	308,700	270,074
PLA Administradora Industrial S. de RL de CV(c)	301,600	386,010
Prologis Property Mexico SA de CV	139,900	228,013
Qualitas Controladora SAB de CV(c)	71,600	155,371
Regional SAB de CV	87,100	375,700
Telesites SAB de CV(a)(c)	488,900	305,176
TV Azteca SAB de CV, CPO(c)	610,000	71,656
Unifin Financiera SAB de CV SOFOM ENR	45,100	96,137
Urbi Desarrollos Urbanos SAB de CV(a)	1	—

		6,539,401

Pakistan — 0.9%
Bank Alfalah Ltd.	208,350	76,286
DG Khan Cement Co. Ltd.	112,673	80,078
Engro Corp. Ltd./Pakistan	98,100	227,083
Engro Fertilizers Ltd.	209,500	116,998
Fauji Cement Co. Ltd.	311,000	51,648
Fauji Fertilizer Co. Ltd.	189,500	136,579

Security	Shares	Value

Pakistan (continued)
Honda Atlas Cars Pakistan Ltd.	12,816	$19,398
Hub Power Co. Ltd. (The)	209,900	145,464
Indus Motor Co. Ltd.	4,940	46,773
International Steels Ltd.	76,300	43,766
Kot Addu Power Co. Ltd.	126,000	48,539
Lucky Cement Ltd.	48,550	175,355
Maple Leaf Cement Factory Ltd.	79,037	27,991
Millat Tractors Ltd.	14,650	105,509
National Bank of Pakistan(a)	121,500	43,314
Nishat Mills Ltd.	43,564	47,090
Packages Ltd.	13,000	37,044
Pakistan Oilfields Ltd.	41,400	147,133
Pakistan State Oil Co. Ltd.	69,357	136,279
Searle Co. Ltd. (The)	37,547	70,912
SUI Northern Gas Pipeline	74,100	43,165
Thal Ltd.	14,500	46,838
United Bank Ltd./Pakistan	169,200	175,114

		2,048,356

Philippines — 1.0%
Bloomberry Resorts Corp.	1,550,900	246,748
Cebu Air Inc.	86,610	122,513
Cosco Capital Inc.	1,226,700	165,214
D&L Industries Inc.	1,268,900	246,905
DoubleDragon Properties Corp.(a)	357,810	124,230
Filinvest Land Inc.	5,067,000	140,159
First Gen Corp.	486,400	164,422
Manila Water Co. Inc.	562,900	289,396
Megawide Construction Corp.	314,800	109,297
Melco Resorts And Entertainment (Philippines) Corp.(a)	734,400	101,572
Petron Corp.	1,127,400	176,358
Pilipinas Shell Petroleum Corp.	139,000	125,689
Vista Land & Lifescapes Inc.	1,603,100	162,084
Wilcon Depot Inc.	525,700	120,945

		2,295,532

Poland — 1.1%
Asseco Poland SA	28,410	360,072
Boryszew SA(a)	45,659	57,218
Budimex SA	4,877	151,827
Ciech SA	11,368	122,965
Enea SA(a)	82,031	231,567
Energa SA(a)	82,155	197,021
Eurocash SA	32,847	146,453
Famur SA	124,021	183,231
Grupa Azoty SA	15,664	135,052
KRUK SA	6,596	301,052
PKP Cargo SA(a)	12,761	139,716
PLAY Communications SA(b)	39,874	169,894
Tauron Polska Energia SA(a)	391,746	232,542
Warsaw Stock Exchange	12,404	122,391

		2,551,001

Qatar — 1.0%
Doha Bank QPSC	56,112	329,017
Gulf International Services QSC(a)	33,264	167,261
Gulf Warehousing Co.	13,592	152,137
Medicare Group	5,909	102,762
Qatar First Bank(a)	8,209	9,645
Qatar Gas Transport Co. Ltd.	97,764	484,623
Qatar National Cement Co. QSC	9,767	152,469
Qatar Navigation QSC	21,296	402,433

95

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
United Development Co. QSC	66,124	$255,344
Vodafone Qatar QSC(a)	129,222	293,031

		2,348,722

Russia — 0.9%
Aeroflot PJSC	208,456	356,183
Credit Bank of Moscow PJSC(a)	3,151,300	244,517
Detsky Mir PJSC(b)	112,350	156,898
LSR Group PJSC, GDR, NVS(e)	96,011	188,182
M.Video PJSC(a)	20,020	125,049
Mechel PJSC, ADR, NVS(a)	40,250	102,235
Raspadskaya OJSC(a)	50,960	95,271
Ros Agro PLC, GDR(e)	14,493	159,753
Safmar Financial Investment	19,030	166,446
Sistema PJSFC, GDR(e)	65,114	166,692
TMK PJSC, GDR, NVS(e)	28,782	95,700
Unipro PJSC	5,513,000	226,852

		2,083,778

South Africa — 5.7%
Adcock Ingram Holdings Ltd.	17,214	72,003
Advtech Ltd.	181,086	198,504
AECI Ltd.	41,555	272,713
African Rainbow .Minerals Ltd.	41,831	364,815
Alexander Forbes Group Holdings Ltd.	346,149	132,306
Arrowhead Properties Ltd., Class A	417,614	135,227
Ascendis Health Ltd.(a)	140,823	38,287
Astral Foods Ltd.	15,560	196,937
Attacq Ltd.	199,948	212,691
AVI Ltd.(c)	122,842	882,983
Barloworld Ltd.	78,238	648,925
Blue Label Telecoms Ltd.(a)	162,121	61,382
Brait SE(a)	127,780	303,825
Cashbuild Ltd.	7,002	155,030
City Lodge Hotels Ltd.	14,713	140,061
Coronation Fund Managers Ltd.	68,371	220,207
Curro Holdings Ltd.(a)(c)	71,012	130,028
DataTec Ltd.	83,724	158,255
Delta Property Fund Ltd.	283,506	94,664
Dis-Chem Pharmacies Ltd.(b)(c)	129,154	300,758
Emira Property Fund Ltd.	186,843	200,099
EOH Holdings Ltd.(a)	53,641	124,951
Equites Property Fund Ltd.	141,886	192,370
Famous Brands Ltd.(a)	26,855	203,355
Grindrod Ltd.(a)	183,205	85,880
Harmony Gold Mining Co. Ltd.	167,875	252,668
Hosken Consolidated Investments Ltd.	17,266	155,648
Hudaco Industries Ltd.	12,100	123,912
Impala Platinum Holdings Ltd.(a)	260,725	620,494
Imperial Holdings Ltd.	59,180	271,055
Invicta Holdings Ltd.	30,919	77,508
JSE Ltd.	29,952	357,685
KAP Industrial Holdings Ltd.	726,963	429,900
Massmart Holdings Ltd.	39,988	302,947
Motus Holdings Ltd.(a)	62,364	391,286
Murray & Roberts Holdings Ltd.	144,549	160,225
Nampak Ltd.(a)	237,823	245,091
Northam Platinum Ltd.(a)	135,162	393,216
Oceana Group Ltd.	15,537	75,073
Omnia Holdings Ltd.	26,780	157,884
Pioneer Foods Group Ltd.	43,197	264,797

Security	Shares	Value

South Africa (continued)
PPC Ltd.(a)	568,476	$218,105
Reunert Ltd.	62,403	330,146
SA Corporate Real Estate Ltd.	753,923	211,503
Sibanye Gold Ltd.(a)	680,454	417,118
Stadio Holdings Ltd.(a)	2,137	505
Steinhoff International Holdings NV, Class H(a)(c)	1,373,797	176,353
Sun International Ltd./South Africa(a)	43,547	188,493
Super Group Ltd./South Africa(a)	130,003	351,206
Tongaat Hulett Ltd.	39,315	193,793
Trencor Ltd.	67,352	140,861
Tsogo Sun Holdings Ltd.	182,946	279,309
Vukile Property Fund Ltd.	249,295	382,943
Wilson Bayly Holmes-Ovcon Ltd.	19,096	200,294
Zeder Investments Ltd.	379,684	129,790

		13,026,064

South Korea — 18.1%
Advanced Process Systems Corp.(a)(c)	4,805	102,020
Aekyung Industrial Co. Ltd.(a)	1,942	88,875
Ahnlab Inc.	2,426	93,387
AK Holdings Inc.	2,175	103,225
Amicogen Inc.(a)	5,385	171,742
Ananti Inc.(a)(c)	12,563	108,936
Anterogen Co. Ltd.(a)(c)	1,590	101,418
Aprogen KIC Inc.(a)(c)	7,586	59,283
Aprogen pharmaceuticals Inc.(a)	44,572	112,131
APS Holdings Corp.(a)	1	4
Asiana Airlines Inc.(a)	42,998	172,997
ATGen Co. Ltd.(a)	11,646	143,893
BGF Co. Ltd.	14,249	103,853
BH Co. Ltd.(a)	9,513	129,420
Binex Co. Ltd.(a)	13,025	116,196
Binggrae Co. Ltd.	2,733	179,689
Bukwang Pharmaceutical Co. Ltd.	11,193	269,103
Cafe24 Corp.(a)	2,354	213,570
Caregen Co. Ltd.	1,771	123,549
Chabiotech Co. Ltd.(a)	1	19
Chong Kun Dang Pharmaceutical Corp.	2,680	245,060
CJ CGV Co. Ltd.	5,583	207,193
CJ Freshway Corp.	3,422	78,456
CMG Pharmaceutical Co. Ltd.(a)(c)	35,103	145,617
Com2uSCorp.(c)	3,678	462,642
Cosmax Inc.	2,916	353,786
CrystalGenomics Inc.(a)	11,909	196,544
Dae Hwa Pharmaceutical Co. Ltd.	5,749	111,292
Daea TI Co. Ltd.	19,419	146,905
Daeduck Electronics Co.	5,622	46,794
Daeduck GDS Co. Ltd.	7,800	98,809
Daesang Corp.	9,036	195,077
Daewoong Co. Ltd.	10,016	148,772
Daewoong Pharmaceutical Co. Ltd.	1,754	296,519
Daishin Securities Co. Ltd.	18,002	195,927
Daou Technology Inc.	12,419	222,688
DB HiTek Co. Ltd.	14,241	149,277
Dentium Co. Ltd.	3,018	188,196
DIO Corp.(a)(c)	5,965	162,302
Dong-A Socio Holdings Co. Ltd.	1,871	170,250
Dong-A ST Co. Ltd.	2,206	202,701
Dongjin Semichem Co. Ltd.	14,060	106,239
DongKook Pharmaceutical Co. Ltd.	2,774	152,193
Dongkuk Steel Mill Co. Ltd.	23,041	153,134

96

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Dongsuh Cos. Inc.	9,693	$154,351
Dongsung Pharmaceutical Co. Ltd.(a)	5,401	112,506
Dongwon F&B Co. Ltd.	513	127,684
Dongwon Industries Co. Ltd.	676	125,135
Doosan Heavy Industries & Construction Co. Ltd.(a)	26,120	265,639
Doosan Infracore Co. Ltd.(a)(c)	51,656	391,239
DoubleUGames Co. Ltd.	3,290	178,742
Douzone Bizon Co. Ltd.	7,311	325,455
Duk San Neolux Co. Ltd.(a)	5,213	66,967
Easy Bio Inc.(c)	21,735	117,114
Ecopro Co. Ltd.(a)(c)	7,607	212,069
Enzychem Lifesciences Corp.(a)	2,496	237,142
Eo Technics Co Ltd.	3,664	156,078
Esmo Corp.(a)(c)	17,367	117,128
Eugene Corp.(c)	18,607	99,264
F&F Co. Ltd.	2,432	100,669
Feelux Co. Ltd.	14,982	169,741
Foosung Co. Ltd.(a)	23,115	169,504
Gamevil Inc.(a)	1,846	91,892
GemVax & Kael Co. Ltd.(a)	10,818	119,669
Genexine Co. Ltd.(a)	5,087	356,696
Grand Korea Leisure Co. Ltd.	12,218	277,942
Green Cross Cell Corp.	2,288	107,363
Green Cross Corp./South Korea	2,235	283,126
Green Cross Holdings Corp.	11,513	248,552
Green Cross LabCell Corp.	1,248	54,888
GS Home Shopping Inc.	1,352	235,917
G-treeBNT Co. Ltd.(a)	8,661	176,550
Halla Holdings Corp.(c)	3,423	135,124
Hana Tour Service Inc.(c)	3,797	233,385
Hanall Biopharma Co. Ltd.(a)	11,042	309,308
Handsome Co. Ltd.(c)	5,706	194,705
Hanil Cement Co. Ltd./New(a)(c)	893	105,157
Hanil Holdings Co. Ltd.	681	37,241
Hanjin Kal Corp.(c)	16,224	461,703
Hanjin Transportation Co. Ltd.	2,966	134,680
Hankook Tire Worldwide Co. Ltd.	11,658	175,762
Hansae Co. Ltd.	7,835	130,007
Hansol Chemical Co. Ltd.	3,640	255,883
Hansol Technics Co. Ltd.(a)	5,156	30,542
Hanssem Co. Ltd.	3,934	205,658
Hanwha Aerospace Co. Ltd.(a)	13,816	399,955
Hanwha General Insurance Co. Ltd.	22,744	117,682
Hanwha Investment & Securities Co. Ltd.(a)	56,970	112,065
Harim Holdings Co. Ltd.(c)	15,046	153,017
HDC Holdings Co. Ltd.	14,510	217,466
Hite Jinro Co. Ltd.	12,481	194,850
HLB Life Science Co. Ltd.(a)	11,392	172,260
Homecast Co. Ltd.(a)	4,277	22,283
HS Industries Co. Ltd.	19,826	115,848
Huchems Fine Chemical Corp.	8,139	190,233
Hugel Inc.(a)	930	272,956
Huons Co. Ltd.(c)	2,084	135,345
Huons Global Co. Ltd.	2,294	91,682
Hyosung Advanced Materials Corp.(a)	1,240	121,683
Hyosung Chemical Corp.(a)	515	61,334
Hyosung Corp.	2,553	118,204
Hyosung Heavy Industries Corp.(a)	2,773	112,310
Hyosung TNC Co. Ltd.(a)	1,026	170,703
Hyundai Construction Equipment Co. Ltd.(a)	4,574	196,475

Security	Shares	Value

South Korea (continued)
Hyundai Electric & Energy System Co. Ltd.(a)(c)	4,166	$102,018
Hyundai Elevator Co. Ltd.	5,636	471,112
Hyundai Greenfood Co. Ltd.	20,336	242,192
Hyundai Home Shopping Network Corp.	2,876	256,055
Hyundai Livart Furniture Co. Ltd.	6,726	114,905
Hyundai Merchant Marine Co. Ltd.(a)	97,658	329,316
Hyundai Mipo Dockyard Co. Ltd.(a)	4,617	448,952
Hyundai Rotem Co. Ltd.(a)	11,027	266,588
Hyundai Wia Corp.	6,488	188,976
Iljin Materials Co. Ltd.(c)	7,804	268,383
Ilyang Pharmaceutical Co. Ltd.(a)	4,507	120,219
InBody Co. Ltd.	4,933	100,997
Innocean Worldwide Inc.	3,568	214,535
Innox Advanced Materials Co. Ltd.(a)	2,825	105,722
Inscobee Inc.(a)	30,821	182,570
iNtRON Biotechnology Inc.(a)	4,642	181,589
IS Dongseo Co. Ltd.(c)	6,076	167,219
It’s Hanbul Co. Ltd.	3,536	89,745
Jayjun Cosmetic Co. Ltd.(a)(c)	8,759	98,065
JB Financial Group Co. Ltd.	54,059	274,889
Jeil Pharmaceutical Co. Ltd.	2,392	106,695
Jeju Air Co. Ltd.	3,180	109,787
Jenax Inc.(a)	7,453	121,673
Jin Air Co. Ltd.	5,406	100,312
Jusung Engineering Co. Ltd.	17,947	113,835
JW Holdings Corp.	15,719	102,788
JW Pharmaceutical Corp.	5,170	175,262
JYP Entertainment Corp.(a)(c)	10,137	293,000
KEPCO Engineering & Construction Co. Inc.	5,473	101,311
KEPCO Plant Service & Engineering Co. Ltd.	8,237	226,693
Kginicis Co. Ltd.(c)	7,251	103,498
KIWOOM Securities Co. Ltd.(c)	4,668	353,968
Koh Young Technology Inc.	4,359	313,815
Kolmar BNH Co. Ltd.	5,587	101,677
Kolmar Korea Holdings Co. Ltd.(c)	3,821	105,670
Kolon Corp.(c)	2,764	87,905
Kolon Industries Inc.	6,588	315,016
Kolon Life Science Inc.(a)	2,844	204,747
Komipharm International Co. Ltd.(a)	14,241	283,308
Korea Kolmar Co. Ltd.(c)	5,555	339,460
Korea Line Corp.(a)	5,190	100,934
Korea Petrochemical Ind. Co Ltd.	1,310	186,984
Korea REIT Co. Ltd.	75,997	171,526
Korean Reinsurance Co.	37,615	298,987
KT Skylife Co. Ltd.	12,479	127,467
Kumho Tire Co. Inc.(a)	39,049	180,797
Kyung Dong Navien Co. Ltd.(c)	2,245	88,222
L&F Co. Ltd.	5,345	172,612
LEENO Industrial Inc.(c)	4,399	197,395
LegoChem Biosciences Inc.(a)	2,912	140,801
LF Corp.	8,524	183,643
LG Hausys Ltd.	2,946	138,502
LG International Corp.	13,448	200,349
LIG Nex1 Co. Ltd.	4,083	134,588
Lock&Lock Co. Ltd.	7,872	142,910
Lotte Chilsung Beverage Co. Ltd.	149	194,599
LOTTE Fine Chemical Co. Ltd.	6,981	263,123
Lotte Food Co. Ltd.	262	158,235
LOTTE Himart Co. Ltd.	3,241	151,504
LS Corp.	6,957	328,936

97

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LS Industrial Systems Co. Ltd.	6,087	$280,742
Maeil Dairies Co. Ltd.	1,567	108,758
Mando Corp.	12,398	329,596
Medipost Co. Ltd.(a)	2,914	214,465
MeereCo. Inc.	1,313	73,794
Meritz Financial Group Inc.	18,512	189,092
Meritz Fire & Marine Insurance Co. Ltd.	19,471	368,246
Meritz Securities Co. Ltd.	113,144	444,622
Mezzion Pharma Co. Ltd.(a)(c)	2,472	201,121
Mirae Asset Life Insurance Co. Ltd.	34,106	130,832
Modetour Network Inc.	5,923	137,910
Muhak Co. Ltd.	10,045	109,326
Namhae Chemical Corp.	9,904	102,048
Naturalendo Tech Co. Ltd.(a)	6,448	87,147
Naturecell Co. Ltd.(a)	12,850	147,306
Nexen Tire Corp.	14,708	115,596
NHN Entertainment Corp.(a)	4,167	214,493
NICE Holdings Co. Ltd.(c)	8,256	130,364
NICE Information Service Co. Ltd.	13,999	144,242
NongShim Co. Ltd.	1,186	265,566
NUTRIBIOTECH Co. Ltd.(a)	4,890	66,744
Orion Holdings Corp.(c)	10,226	155,997
Oscotec Inc.(a)(c)	9,117	196,012
Osstem Implant Co. Ltd.(a)	4,529	214,137
Paradise Co. Ltd.(c)	17,530	329,191
Partron Co. Ltd.	16,388	120,320
Peptron Inc.(a)(c)	5,422	124,552
Pharmicell Co. Ltd.(a)	19,957	244,800
Poongsan Corp.	7,348	184,528
Posco ICT Co. Ltd.	27,260	134,239
RFHIC Corp.	3,136	67,982
S&T Motiv Co. Ltd.	4,654	110,439
Sam Chun Dang Pharm Co. Ltd.	5,264	193,241
Samjin Pharmaceutical Co. Ltd.	3,995	154,497
Samwha Capacitor Co. Ltd.(c)	2,997	164,161
Samyang Corp.	922	48,446
Samyang Foods Co. Ltd.	1,515	81,903
Samyang Holdings Corp.	1,604	125,206
Sangsangin Co. Ltd.(a)(c)	12,181	206,467
Seah Besteel Corp.	8,192	122,045
Seegene Inc.(a)	9,477	153,025
Seoul Semiconductor Co. Ltd.	15,134	292,973
SFA Engineering Corp.	7,845	267,344
Shinsegae International Inc.	989	153,518
Silicon Works Co. Ltd.	4,619	150,402
SK Chemicals Co. Ltd.(a)(c)	3,689	255,707
SK Discovery Co. Ltd.	5,650	150,203
SK Gas Ltd.	1,977	133,158
SK Materials Co. Ltd.	2,086	300,353
SK Networks Co. Ltd.	57,754	255,036
SK Securities Co. Ltd.(a)	3,132	1,936
SKC Co. Ltd.	8,542	278,142
SKCKOLONPI Inc.(c)	6,364	190,474
SM Entertainment Co. Ltd.(a)(c)	7,237	345,403
Songwon Industrial Co. Ltd.	6,250	105,937
Soulbrain Co. Ltd.	4,141	193,575
SPC Samlip Co. Ltd.	909	102,987
STCUBE(a)	6,844	147,754
Sungwoo Hitech Co. Ltd.	27,352	85,647
Taekwang Industrial Co. Ltd.	157	190,481

Security	Shares	Value

South Korea (continued)
Taewoong Co. Ltd.(a)	2,391	$22,183
Taeyoung Engineering & Construction Co. Ltd.	14,558	138,314
Taihan Fiberoptics Co. Ltd.(a)(c)	25,753	116,250
Telcon RF Pharmaceutical Inc.(a)(c)	23,717	189,364
Theragen Etex Co. Ltd.(a)(c)	9,971	103,628
Tokai Carbon Korea Co. Ltd.	2,324	104,284
Tongyang Inc.	82,199	142,993
Tongyang Life Insurance Co. Ltd.(c)	19,099	94,051
Toptec Co. Ltd.(a)(c)	9,143	61,500
Vieworks Co. Ltd.(c)	3,132	100,027
Webzen Inc.(a)	6,413	103,837
WeMade Entertainment Co. Ltd.(c)	4,101	94,938
WONIK IPS Co. Ltd.(c)	9,689	188,862
YG Entertainment Inc.	3,118	120,720
Young Poong Corp.	223	144,031
Youngone Corp.	9,007	316,183
Yuanta Securities Korea Co. Ltd.(a)(c)	43,261	131,796
Yungjin Pharmaceutical Co. Ltd.(a)	41,921	227,752
Yuyang DNU Co. Ltd.(a)(c)	17,992	109,145

		41,844,878

Taiwan — 18.8%
AcBel Polytech Inc.	320,000	195,315
Accton Technology Corp.	176,000	557,116
A-DATA Technology Co. Ltd.	72,000	93,034
Advanced Ceramic X Corp.	19,000	140,643
AmTRAN Technology Co. Ltd.(a)	382,312	152,049
Arcadyan Technology Corp.	32,000	70,646
Ardentec Corp.	171,000	163,774
Asia Optical Co. Inc.	88,000	190,562
Asia Pacific Telecom Co. Ltd.(a)	794,000	196,170
ASMedia Technology Inc.	10,000	159,732
ASPEED Technology Inc.	9,000	166,258
BES Engineering Corp.	614,000	156,682
Bizlink Holding Inc.	38,770	246,706
Brighton-Best International Taiwan Inc.	121,000	138,475
Capital Securities Corp.	830,530	253,191
Career Technology MFG. Co. Ltd.	157,000	155,208
Casetek Holdings Ltd.	67,816	95,114
Cathay Real Estate Development Co. Ltd.	232,300	151,214
Center Laboratories Inc.	83,200	201,777
Century Iron & Steel Industrial Co. Ltd.	41,000	90,249
Charoen Pokphand Enterprise	78,000	113,576
Cheng Loong Corp.	281,000	198,424
Cheng Uei Precision Industry Co. Ltd.	163,000	128,594
Chilisin Electronics Corp.	60,459	167,432
China Bills Finance Corp.	482,000	200,302
China General Plastics Corp.	131,660	92,328
China Man-Made Fiber Corp.	482,595	154,329
China Motor Corp.	310,000	231,985
China Petrochemical Development Corp.(a)	1,024,000	397,279
China Steel Chemical Corp.	61,000	257,455
Chin-Poon Industrial Co. Ltd.	126,000	157,697
Chipbond Technology Corp.	228,000	440,433
ChipMOS Technologies Inc.	104,000	92,177
Chlitina Holding Ltd.	17,000	133,841
Chong Hong Construction Co. Ltd.	66,424	170,581
Chroma ATE Inc.	136,000	525,429
Chung Hung Steel Corp.(a)	373,000	140,474
Chunghwa Precision Test Tech Co. Ltd.	8,000	126,228
Cleanaway Co. Ltd.	26,000	142,233

98

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Clevo Co.	184,000	$182,199
CMC Magnetics Corp.(a)	591,000	133,352
Compeq Manufacturing Co. Ltd.	380,000	251,676
Concraft Holding Co. Ltd.	15,980	80,415
Coretronic Corp.	150,400	195,803
CSBC Corp. Taiwan(a)	62,475	58,517
CTCI Corp.	232,000	342,711
Cub Elecparts Inc.	18,008	143,238
Darfon Electronics Corp.	72,000	100,164
Darwin Precisions Corp.	157,000	90,984
E Ink Holdings Inc.	324,000	333,451
Elan Microelectronics Corp.	101,000	231,502
Elite Material Co. Ltd.	98,000	231,943
Elite Semiconductor Memory Technology Inc.	119,000	125,176
eMemory Technology Inc.	29,000	243,381
Ennoconn Corp.	18,000	153,402
Epistar Corp.	359,000	315,275
Eternal Materials Co. Ltd.	462,399	360,293
Everlight Electronics Co. Ltd.	141,000	142,138
Far Eastern Department Stores Ltd.	395,000	205,185
Far Eastern International Bank	771,832	256,847
Faraday Technology Corp.	82,000	108,884
Farglory Land Development Co. Ltd.	134,000	156,616
Feng Hsin Steel Co. Ltd.	180,000	344,204
Firich Enterprises Co. Ltd.	99,155	127,479
FLEXium Interconnect Inc.	110,418	288,937
Foxsemicon Integrated Technology Inc.	22,200	98,382
General Interface Solution Holding Ltd.	86,000	287,583
Genius Electronic Optical Co. Ltd.	24,000	170,251
Getac Technology Corp.	163,000	198,977
Gigabyte Technology Co. Ltd.	201,000	253,522
Ginko International Co. Ltd.	18,000	129,734
Global Unichip Corp.	31,000	200,786
Goldsun Building Materials Co. Ltd.	583,000	155,585
Gourmet Master Co. Ltd.	33,821	269,018
Grand Pacific Petrochemical	334,000	242,355
Grape King Bio Ltd.	45,000	287,811
Great Wall Enterprise Co. Ltd.	222,466	233,650
Greatek Electronics Inc.	134,000	181,848
HannStar Display Corp.	963,320	233,312
Ho Tung Chemical Corp.	56,297	11,624
Holtek Semiconductor Inc.	67,000	127,903
Holy Stone Enterprise Co. Ltd.	50,050	194,991
Hota Industrial Manufacturing Co. Ltd.	80,192	333,249
Hsin Kuang Steel Co. Ltd.	84,000	88,768
HTC Corp.(a)	250,000	369,706
Huaku Development Co. Ltd.	106,080	217,660
Hung Sheng Construction Ltd.	239,400	200,527
International CSRC Investment Holdings Co.	244,810	326,265
International Games System Co. Ltd.	28,000	134,539
ITEQ Corp.	75,600	119,285
Jih Sun Financial Holdings Co. Ltd.	471,752	136,311
Kenda Rubber Industrial Co. Ltd.	220,341	218,900
Kerry TJ Logistics Co. Ltd.	108,000	122,195
Kindom Construction Corp.	158,000	99,515
King Slide Works Co. Ltd.	23,000	250,524
King Yuan Electronics Co. Ltd.	429,000	292,486
King’s Town Bank Co. Ltd.	302,000	312,280
Kinpo Electronics	739,000	233,206
Kinsus Interconnect Technology Corp.	105,000	153,402

Security	Shares	Value

Taiwan (continued)
LandMark Optoelectronics Corp.	25,400	$212,756
LCY Chemical Corp.	212,000	359,969
Lealea Enterprise Co. Ltd.	276,590	89,798
Lien Hwa Industrial Corp.	255,494	252,578
Long Chen Paper Co. Ltd.	215,751	119,778
Lotes Co. Ltd.	23,000	146,730
Lotus Pharmaceutical Co. Ltd.(a)	30,000	75,970
Lung Yen Life Service Corp.	72,000	137,682
Machvision Inc.	11,000	145,886
Macronix International	665,000	442,592
Makalot Industrial Co. Ltd.	70,559	412,338
Mercuries & Associates Holding Ltd.	168,436	105,541
Mercuries Life Insurance Co. Ltd.(a)	415,223	176,596
Merida Industry Co. Ltd.	78,000	331,737
Merry Electronics Co. Ltd.	67,000	280,603
Microbio Co. Ltd.(a)	38,717	17,661
Mitac Holdings Corp.	297,509	272,864
momo.com Inc.	18,000	115,124
Motech Industries Inc.(a)	4,324	1,223
Nan Kang Rubber Tire Co. Ltd.	197,000	169,808
OBI Pharma Inc.(a)	46,000	218,041
On-Bright Electronics Inc.	14,000	88,178
Oriental Union Chemical Corp.	220,000	183,562
Pan Jit International Inc.(a)	126,000	127,835
Pan-International Industrial Corp.	195,722	127,404
Parade Technologies Ltd.	26,000	386,183
PChome Online Inc.(a)	38,305	183,432
PharmaEngine Inc.	35,756	127,694
PharmaEssentia Corp.(a)	58,000	341,769
Pharmally International Holding Co. Ltd.	16,851	87,533
Pixart Imaging Inc.	49,635	153,088
Poya International Co. Ltd.	20,453	198,544
President Securities Corp.	417,741	170,886
Primax Electronics Ltd.	135,000	201,614
Prince Housing & Development Corp.	469,917	160,954
Qisda Corp.	625,000	385,533
Radiant Opto-Electronics Corp.	162,000	443,375
Radium Life Tech Co. Ltd.(a)	250,707	127,789
Ritek Corp.(a)	548,218	221,590
Roo Hsing Co. Ltd.(a)	290,000	128,516
Run Long Construction Co. Ltd.	58,000	107,144
Sanyang Motor Co. Ltd.	319,820	212,857
ScinoPharm Taiwan Ltd.	96,708	84,615
SDI Corp.	47,000	116,579
Senao International Co. Ltd.	58,000	66,471
Sercomm Corp.	80,000	162,589
Shin Zu Shing Co. Ltd.	56,000	154,720
Shining Building Business Co. Ltd.(a)	211,300	73,060
Shinkong Synthetic Fibers Corp.	455,135	162,540
Sigurd Microelectronics Corp.	143,000	138,118
Silergy Corp.	25,000	395,679
Simplo Technology Co. Ltd.	62,600	380,053
Sinbon Electronics Co. Ltd.	84,000	218,717
Sino-American Silicon Products Inc.	190,000	521,241
Sinyi Realty Inc.	121,778	113,074
Sitronix Technology Corp.	39,000	140,545
Soft-World International Corp.	41,140	96,167
Sporton International Inc.	34,330	142,663
St. Shine Optical Co. Ltd.	18,000	326,672
Sunny Friend Environmental Technology Co. Ltd.	25,000	175,722

99

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Supreme Electronics Co. Ltd.	152,000	$147,798
TA Chen Stainless Pipe	303,188	420,308
Taichung Commercial Bank Co. Ltd.	1,064,400	352,479
TaiDoc Technology Corp.	17,000	86,928
Tainan Spinning Co. Ltd.	416,190	170,251
Taiwan Cogeneration Corp.	199,000	164,425
Taiwan Fertilizer Co. Ltd.	311,000	446,283
Taiwan Glass Industry Corp.	431,000	193,801
Taiwan Hon Chuan Enterprise Co. Ltd.	128,004	190,127
Taiwan Paiho Ltd.	89,050	162,190
Taiwan Secom Co. Ltd.	116,450	333,832
Taiwan Semiconductor Co. Ltd.	76,000	140,149
Taiwan Shin Kong Security Co. Ltd.	79,640	85,971
Taiwan Styrene Monomer	192,000	150,850
Taiwan TEA Corp.	356,000	199,373
Taiwan Union Technology Corp.	78,000	246,397
TCI Co. Ltd.	28,181	457,462
Teco Electric and Machinery Co. Ltd.	680,000	378,618
Test Research Inc.	61,000	93,773
Ton Yi Industrial Corp.	421,000	174,269
Tong Hsing Electronic Industries Ltd.	59,000	217,408
Tong Yang Industry Co. Ltd.	132,133	169,877
Topco Scientific Co. Ltd.	66,000	151,707
TPK Holding Co. Ltd.	115,000	197,507
Transcend Information Inc.	76,000	168,278
Tripod Technology Corp.	159,000	430,002
TSRC Corp.	260,000	231,287
TTY Biopharm Co. Ltd.	88,450	231,452
Tung Ho Steel Enterprise Corp.	429,000	291,093
TXC Corp.	133,000	150,050
U-Ming Marine Transport Corp.	178,000	184,926
Unimicron Technology Corp.	466,000	319,981
Unitech Printed Circuit Board Corp.	209,420	105,045
United Integrated Services Co. Ltd.	93,000	192,935
United Renewable Energy Co. Ltd.(a)	751,563	214,478
UPC Technology Corp.	305,458	120,491
USI Corp.	449,070	170,580
Visual Photonics Epitaxy Co. Ltd.	62,425	123,425
Voltronic Power Technology Corp.	21,077	353,091
Wafer Works Corp.	190,681	267,436
Wah Lee Industrial Corp.	109,000	178,355
Walsin Lihwa Corp.	998,000	597,799
Waterland Financial Holdings Co. Ltd.	995,178	324,709
Win Semiconductors Corp.	1	4
Wistron NeWeb Corp.	103,481	258,690
WT Microelectronics Co. Ltd.	179,757	233,731
XinTec Inc.(a)	67,000	82,658
Xxentria Technology Materials Corp.	60,000	123,890
Yang Ming Marine Transport Corp.(a)	447,820	131,432
YFY Inc.	564,000	212,405
Yieh Phui Enterprise Co. Ltd.	595,782	188,591
Yulon Finance Corp.	44,000	130,708
Yulon Motor Co. Ltd.	369,000	215,639
YungShin Global Holding Corp.	139,200	171,506
Yungtay Engineering Co. Ltd.	137,000	260,643

		43,251,707

Thailand — 3.9%
Amata Corp. PCL, NVDR(c)	258,200	183,714
Bangchak Corp. PCL, NVDR	238,400	244,652
Bangkok Airways PCL, NVDR	427,000	158,401

Security	Shares	Value

Thailand (continued)
Bangkok Chain Hospital PCL, NVDR	630,200	$350,670
Bangkok Land PCL, NVDR(c)	9,060,700	471,115
Beauty Community PCL, NVDR(c)	790,400	213,898
CH Karnchang PCL, NVDR(c)	321,600	251,804
Chularat Hospital PCL, NVDR	2,381,700	149,184
Eastern Polymer Group PCL, NVDR(c)	540,900	125,819
Esso Thailand PCL, NVDR	467,900	174,996
GFPT PCL, NVDR	314,300	137,618
Gunkul Engineering PCL, NVDR(c)	1,559,683	152,708
Hana Microelectronics PCL, NVDR(c)	248,600	255,120
Italian-Thai Development PCL, NVDR(a)(c)	1,759,700	140,187
Jasmine International PCL, NVDR(c)	1,574,400	246,542
KCE Electronics PCL, NVDR(c)	208,300	175,761
Khon Kaen Sugar Industry PCL, NVDR(c)	1,151,630	114,857
Kiatnakin Bank PCL, NVDR	187,232	411,327
LPN Development PCL, NVDR(c)	431,800	105,037
Major Cineplex Group PCL, NVDR(c)	307,400	204,700
PTG Energy PCL, NVDR(c)	336,400	95,128
Quality Houses PCL, NVDR	2,862,267	257,615
Siam Global House PCL, NVDR(c)	695,428	420,799
Siamgas & Petrochemicals PCL, NVDR	354,700	95,449
Sino-Thai Engineering & Construction PCL, NVDR(a)(c)	302,128	221,400
Sri Trang Agro-Industry PCL, NVDR(c)	334,780	166,945
Srisawad Corp PCL, NVDR(c)	219,243	333,323
Supalai PCL, NVDR(c)	398,100	245,729
Super Energy Corp. PCL, NVDR(a)(c)	5,853,300	99,668
Taokaenoi Food & Marketing PCL, NVDR(c)	290,100	89,974
Thai Airways International PCL, NVDR(a)(c)	391,700	171,508
Thai Vegetable Oil PCL, NVDR	226,900	189,730
Thaicom PCL, NVDR	292,000	69,254
Thanachart Capital PCL, NVDR	291,500	471,984
Tisco Financial Group PCL, NVDR	145,540	354,031
TTW PCL, NVDR	981,500	364,099
U City PCL(a)	1,150,200	101,424
VGI Global Media PCL, NVDR(c)	1,134,900	274,343
Vibhavadi Medical Center PCL, NVDR	4,682,800	307,559
WHA Corp. PCL, NVDR(c)	3,378,800	427,391
Workpoint Entertainment PCL, NVDR(c)	80,700	70,547

		9,096,010

Turkey — 1.3%
AG Anadolu Grubu Holding AS(c)	45,179	115,156
Akcansa Cimento AS	939	1,191
Aygaz AS	47,357	105,642
Cimsa Cimento Sanayi VE Ticaret AS	1,213	1,682
Coca-Cola Icecek AS	34,179	190,254
Dogan Sirketler Grubu Holding AS(a)	422,918	92,651
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	744,856	229,870
Enerjisa Enerji AS(b)	136,577	129,569
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS,
Class D(a)	334,213	161,079
Koza Altin Isletmeleri AS(a)	18,786	188,062
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(c)	77,682	114,984
Logo Yazilim Sanayi Ve Ticaret AS(a)	1,917	11,876
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	14,357	103,110
MLP Saglik Hizmetleri AS(a)(b)	34,591	88,959
Otokar Otomotiv Ve Savunma Sanayi AS(c)	5,532	89,893
Sasa Polyester Sanayi AS(a)(c)	54,543	99,644
Soda Sanayii AS	169,398	230,733
Sok Marketler Ticaret AS(a)	83,093	181,877
Tekfen Holding AS	82,901	316,484

100

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Trakya Cam Sanayii AS	227,762	$135,372
Turkiye Sinai Kalkinma Bankasi AS	850,651	128,019
Ulker Biskuvi Sanayi AS(a)	70,800	210,403

		2,926,510

United Arab Emirates — 0.6%
Air Arabia PJSC	934,791	259,583
Amanat Holdings PJSC	521,519	156,179
Amlak Finance PJSC(a)	29,798	3,310
Arabtec Holding PJSC	267,698	146,488
Deyaar Development PJSC(a)	997,048	108,577
Drake & Scull International PJSC(a)	241,185	24,295
Dubai Financial Market PJSC	773,154	174,705
Dubai Investments PJSC	766,568	281,738
DXB Entertainments PJSC(a)	1,576,124	118,001
Eshraq Properties Co. PJSC(a)	814,758	120,889

		1,393,765

Total Common Stocks — 98.0% (Cost: $244,637,213)		226,044,628

Preferred Stocks

Brazil — 1.5%
Alpargatas SA, Preference Shares, NVS	60,500	254,504
Banco ABC Brasil SA, Preference Shares, NVS	28,016	119,083
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	68,000	383,101
Bradespar SA, Preference Shares, NVS	83,700	686,484
Cia. de Gas de Sao Paulo - COMGAS, Class A, Preference Shares, NVS	10,460	158,028
Cia. de Saneamento do Parana, Preference Shares, NVS	35,900	96,819
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	67,400	338,496
Cia. Paranaense de Energia, Preference Shares, NVS	40,700	341,373
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	38,700	215,732
Marcopolo SA, Preference Shares, NVS	191,700	204,820
Metalurgica Gerdau SA, Preference Shares, NVS	244,900	462,648
Randon SA Implemetos e Participacoes, Preference Shares, NVS	72,425	164,483

		3,425,571

Chile — 0.1%
Coca-Cola Embonor SA, Class B, Preference Shares	80,699	192,081

Colombia — 0.0%
Avianca Holdings SA, Preference Shares, NVS	137,000	87,797

Total Preferred Stocks — 1.6% (Cost: $2,750,921)		3,705,449

Security	Shares	Value

Rights

India — 0.0%
Hindustan Construction Co. Ltd. (Expires 01/31/19)(a)	140,433	$3,426

South Korea — 0.0%
SK Securities Co. Ltd., NVS (Expires 12/04/18)(a)	35,369	4,070

Total Rights — 0.0% (Cost: $0)		7,496

Warrants

Thailand — 0.0%
Samart Corp. PCL, NVDR (Expires 05/17/21)(a)	101,933	1,457

Total Warrants — 0.0% (Cost: $0)		1,457

Short-Term Investments

Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(f)(g)(h)	20,975,940	20,978,038

Total Short-Term Investments — 9.1% (Cost: $20,976,051)		20,978,038

Total Investments in Securities —108.7% (Cost: $268,364,185)		250,737,068

Other Assets, Less Liabilities — (8.7)%		(20,105,050)

Net Assets — 100.0%		$230,632,018

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

101

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Emerging Markets Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,372,298	(396,358)	20,975,940	$20,978,038	$289,748	(a)	$(146)	$(4,425)
BlackRock Cash Funds: Treasury, SL Agency Shares	768,641	(768,641)	—	—	1,612		—	—

				$20,978,038	$291,360		$(146)	$(4,425)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$222,671,110	$3,007,893	$365,625	$226,044,628
Preferred Stocks	3,705,449	—	—	3,705,449
Rights	—	7,496	—	7,496
Warrants	1,457	—	—	1,457
Money Market Funds	20,978,038	—	—	20,978,038

	$247,356,054	$3,015,389	$365,625	$250,737,068

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

102

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.8%
ANDRITZ AG	128,523	$6,187,519
Erste Group Bank AG	540,729	21,336,583
OMV AG	265,401	13,408,325
Raiffeisen Bank International AG	267,324	7,881,726
Verbund AG	121,400	4,964,881
voestalpine AG	204,812	6,806,219

		60,585,253

Belgium — 3.1%
Ageas	333,544	16,103,221
Anheuser-Busch InBev SA/NV	1,379,063	105,616,098
Colruyt SA	109,587	7,003,070
Groupe Bruxelles Lambert SA	148,062	13,327,637
KBC Group NV	451,779	32,430,804
Proximus SADP	273,811	7,576,952
Solvay SA	134,876	14,587,182
Telenet Group Holding NV	96,836	4,804,538
UCB SA	230,132	19,344,495
Umicore SA	380,275	16,499,306

		237,293,303

Finland — 3.1%
Elisa OYJ	259,375	10,402,053
Fortum OYJ	809,194	16,867,428
Kone OYJ, Class B	615,787	30,510,564
Metso OYJ	192,081	5,474,066
Neste OYJ	232,608	18,177,829
Nokia OYJ	10,196,576	56,062,886
Nokian Renkaat OYJ	213,100	6,821,057
Orion OYJ, Class B	189,099	6,311,886
Sampo OYJ, Class A	798,839	35,663,869
Stora Enso OYJ, Class R	994,859	12,677,962
UPM-Kymmene OYJ	971,568	25,884,367
Wartsila OYJ Abp	805,492	13,114,826

		237,968,793

France — 34.5%
Accor SA, NVS	341,765	15,168,969
Aeroports de Paris, NVS	53,860	10,470,781
Air Liquide SA	777,637	93,991,204
Airbus SE	1,054,208	112,941,010
Alstom SA, NVS	281,650	12,360,497
Amundi SA(a)	111,248	6,373,605
Arkema SA, NVS	124,400	11,803,392
Atos SE	172,982	14,689,418
AXA SA, NVS	3,513,430	85,588,432
BioMerieux, NVS	74,867	5,281,057
BNP Paribas SA	2,040,432	102,518,657
Bollore SA, NVS	1,597,540	7,000,114
Bouygues SA, NVS	397,486	15,283,821
Bureau Veritas SA, NVS	481,371	10,639,033
Capgemini SE	291,453	34,006,265
Carrefour SA, NVS	1,066,310	19,196,543
Casino Guichard Perrachon SA, NVS(b)	99,677	4,504,215
Cie. de Saint-Gobain, NVS	903,289	33,479,694
Cie. Generale des Etablissements Michelin SCA, NVS	309,454	32,382,060
CNP Assurances, NVS	312,518	7,154,818
Covivio	67,240	6,551,202
Credit Agricole SA	2,072,843	25,741,643
Danone SA, NVS	1,117,602	83,592,662
Dassault Aviation SA, NVS	4,602	7,034,331

Security	Shares	Value

France (continued)
Dassault Systemes SE, NVS	236,661	$28,403,704
Edenred, NVS	430,898	16,431,945
Eiffage SA, NVS	144,617	13,757,656
Electricite de France SA, NVS	1,082,795	17,789,186
Engie SA	3,309,464	46,539,496
EssilorLuxottica SA, NVS	519,545	65,972,787
Eurazeo SE, NVS	83,570	6,259,255
Eurofins Scientific SE, NVS	20,852	9,042,508
Eutelsat Communications SA	316,048	6,736,440
Faurecia SA, NVS	137,559	5,360,957
Gecina SA	82,076	11,476,925
Getlink SE, NVS	846,064	10,992,547
Hermes International, NVS	57,553	31,129,032
ICADE	59,925	4,749,507
Iliad SA, NVS	48,152	6,496,071
Imerys SA, NVS	64,874	3,481,701
Ingenico Group SA, NVS	108,094	7,803,552
Ipsen SA, NVS	68,371	8,801,867
JCDecaux SA	135,740	4,610,749
Kering SA, NVS	137,628	59,838,464
Klepierre SA	370,433	12,129,709
Legrand SA	483,844	29,637,737
L’Oreal SA	457,272	107,639,461
LVMH Moet Hennessy Louis Vuitton SE, NVS	503,322	143,924,822
Natixis SA	1,712,396	9,461,640
Orange SA, NVS	3,621,626	62,164,897
Pernod Ricard SA, NVS	385,341	61,605,904
Peugeot SA, NVS	1,067,823	23,455,431
Publicis Groupe SA, NVS	380,849	22,578,489
Remy Cointreau SA, NVS	40,733	4,718,071
Renault SA, NVS	348,841	24,508,217
Rexel SA	548,362	6,578,255
Safran SA, NVS	604,309	75,504,670
Sanofi, NVS	2,040,242	184,366,244
Sartorius Stedim Biotech, NVS	47,965	4,855,169
Schneider Electric SE, NVS	991,309	72,148,504
SCOR SE	298,283	14,333,303
SEB SA, NVS	41,119	5,894,116
SES SA	656,206	14,228,247
Societe BIC SA, NVS	46,802	5,020,952
Societe Generale SA, NVS	1,390,597	51,108,392
Sodexo SA, NVS	164,362	17,016,884
STMicroelectronics NV	1,243,137	18,199,520
Suez	675,850	10,043,661
Teleperformance, NVS	104,736	17,337,472
Thales SA, NVS	192,424	23,595,550
TOTAL SA, NVS	4,339,294	241,555,836
Ubisoft Entertainment SA, NVS(c)	142,128	11,576,906
Unibail-Rodamco-Westfield	250,842	43,124,976
Valeo SA, NVS	434,311	12,392,068
Veolia Environnement SA, NVS	970,449	20,629,803
Vinci SA	920,153	80,326,129
Vivendi SA, NVS	1,887,709	47,021,897
Wendel SA, NVS	49,892	6,061,401

		2,608,172,105

Germany — 26.2%
1&1 Drillisch AG(b)	95,500	4,800,967
adidas AG	341,021	75,216,391
Allianz SE, Registered	778,620	164,417,033
Aroundtown SA	1,333,580	11,407,644

103

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Axel Springer SE	88,094	$5,615,613
BASF SE	1,662,128	121,140,787
Bayer AG, Registered	1,688,906	123,494,022
Bayerische Motoren Werke AG	598,591	48,940,674
Beiersdorf AG	183,004	19,589,285
Brenntag AG	279,599	12,925,799
Commerzbank AG(c)	1,819,737	15,671,384
Continental AG	199,041	29,804,418
Covestro AG(a)	349,394	20,120,289
Daimler AG, Registered	1,645,189	92,570,137
Delivery Hero SE(a)(c)	170,116	6,190,610
Deutsche Bank AG, Registered	3,554,043	32,446,044
Deutsche Boerse AG	349,549	44,643,638
Deutsche Lufthansa AG, Registered	427,355	10,403,265
Deutsche Post AG, Registered	1,788,132	56,932,113
Deutsche Telekom AG, Registered	6,035,184	105,814,246
Deutsche Wohnen SE	646,872	31,010,704
E.ON SE	3,988,759	40,669,041
Evonik Industries AG	294,124	7,909,272
Fraport AG Frankfurt Airport Services Worldwide	75,342	5,539,771
Fresenius Medical Care AG & Co. KGaA	391,855	31,891,568
Fresenius SE & Co. KGaA	755,682	42,883,730
GEA Group AG	297,304	8,025,081
Hannover Rueck SE	109,674	15,236,691
HeidelbergCement AG	268,890	17,871,260
Henkel AG & Co. KGaA	187,720	19,384,196
HOCHTIEF AG	35,344	5,026,292
HUGO BOSS AG	113,552	7,842,726
Infineon Technologies AG	2,062,864	43,198,369
Innogy SE(c)	252,719	10,601,529
KION Group AG	128,497	7,248,349
LANXESS AG	157,385	8,628,405
Merck KGaA	234,579	25,859,023
METRO AG	324,550	4,981,080
MTU Aero Engines AG	93,960	19,532,512
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	271,699	59,034,437
OSRAM Licht AG	179,220	8,212,249
ProSiebenSat.1 Media SE	419,727	8,523,357
Puma SE	15,046	7,546,876
QIAGEN NV(c)	411,766	14,476,198
RTL Group SA	70,634	4,226,698
RWE AG	937,067	20,227,857
SAP SE	1,780,774	183,320,337
Siemens AG, Registered	1,385,540	160,642,864
Siemens Healthineers AG(a)(c)	273,109	11,823,322
Symrise AG	223,970	18,080,973
Telefonica Deutschland Holding AG	1,349,822	5,466,859
thyssenkrupp AG(b)	790,400	14,761,880
Uniper SE	367,002	9,420,249
United Internet AG, Registered(d)	222,958	10,034,659
Volkswagen AG	59,778	9,875,045
Vonovia SE	890,855	43,140,849
Wirecard AG	212,716	32,141,131
Zalando SE(a)(b)(c)	203,141	6,302,177

		1,982,741,975

Ireland — 1.7%
AIB Group PLC	1,454,154	6,381,703
Bank of Ireland Group PLC	1,718,668	10,877,929
CRH PLC	1,514,622	41,878,617

Security	Shares	Value

Ireland (continued)
Irish Bank Resolution Corp. Ltd.(e)	446,666	$5
Kerry Group PLC, Class A	283,425	29,282,857
Kingspan Group PLC	263,830	11,357,394
Paddy Power Betfair PLC	153,205	13,755,885
Ryanair Holdings PLC(c)	42,432	559,949
Ryanair Holdings PLC, ADR, NVS(b)(c)	36,704	3,021,840
Smurfit Kappa Group PLC	405,769	10,952,860

		128,069,039

Italy — 6.7%
Assicurazioni Generali SpA	2,118,960	35,723,983
Atlantia SpA	898,194	18,417,514
CNH Industrial NV	1,843,837	17,954,090
Davide Campari-Milano SpA, NVS	1,043,038	8,715,632
Enel SpA	14,735,329	79,916,741
Eni SpA	4,605,197	74,281,996
Ferrari NV	222,877	24,362,114
Fiat Chrysler Automobiles NV(c)	1,963,579	32,397,385
Intesa Sanpaolo SpA	26,997,729	62,603,642
Leonardo SpA(b)	744,148	7,335,343
Mediobanca Banca di Credito Finanziario SpA	1,120,486	9,903,242
Moncler SpA	325,584	10,609,533
Pirelli & C SpA(a)(c)	722,802	5,080,582
Poste Italiane SpA(a)	952,231	7,228,010
Prysmian SpA	428,794	7,850,569
Recordati SpA	190,962	6,142,718
Snam SpA	4,045,519	17,731,270
Telecom Italia SpA/Milano(c)	20,623,552	13,422,167
Tenaris SA	853,499	10,267,728
Terna Rete Elettrica Nazionale SpA	2,516,344	14,069,009
UniCredit SpA	3,641,617	46,947,002

		510,960,270

Netherlands — 11.2%
ABN AMRO Group NV, CVA(a)	764,754	19,499,908
Aegon NV	3,240,451	18,040,480
AerCap Holdings NV(c)	228,646	12,088,514
Akzo Nobel NV	456,845	38,329,177
ArcelorMittal	1,206,330	27,337,836
ASML Holding NV	741,943	125,253,710
EXOR NV	197,250	11,591,157
Heineken Holding NV	209,403	18,481,679
Heineken NV	472,852	43,269,960
ING Groep NV	7,077,844	85,620,406
Koninklijke Ahold Delhaize NV	2,257,851	58,044,249
Koninklijke DSM NV	327,945	29,051,748
Koninklijke KPN NV	6,071,621	17,963,315
Koninklijke Philips NV	1,716,027	64,594,103
Koninklijke Vopak NV(b)	126,429	5,525,562
NN Group NV	548,795	23,344,993
NXP Semiconductors NV	624,280	52,046,224
Randstad NV	216,017	10,512,276
Unilever NV, CVA	2,793,833	155,018,400
Wolters Kluwer NV	528,131	31,884,104

		847,497,801

Portugal — 0.5%
EDP - Energias de Portugal SA	4,625,319	16,166,676
Galp Energia SGPS SA	905,928	14,888,575
Jeronimo Martins SGPS SA	455,391	5,434,599

		36,489,850

104

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 9.7%
ACS Actividades de Construccion y Servicios SA	458,398	$17,584,440
Aena SME SA(a)	122,111	19,384,081
Amadeus IT Group SA	795,471	56,976,524
Banco Bilbao Vizcaya Argentaria SA	12,069,033	68,571,800
Banco de Sabadell SA	10,163,519	12,969,118
Banco Santander SA	29,453,783	139,565,784
Bankia SA	2,231,392	7,369,783
Bankinter SA	1,225,245	10,238,155
CaixaBank SA	6,514,480	26,811,838
Enagas SA	420,409	11,552,719
Endesa SA	574,265	12,796,166
Ferrovial SA	876,628	18,034,856
Ferrovial SA, New	20,856	429,062
Grifols SA	538,341	15,092,129
Iberdrola SA	10,958,028	81,763,643
Industria de Diseno Textil SA	1,974,882	60,574,881
International Consolidated Airlines Group SA	1,102,542	8,813,375
Mapfre SA	1,895,335	5,418,634
Naturgy Energy Group SA	635,959	15,733,414
Red Electrica Corp. SA	798,352	17,188,309
Repsol SA	2,459,022	42,459,480
Siemens Gamesa Renewable Energy SA(b)(c)	430,808	6,072,892
Telefonica SA	8,460,147	75,942,338

		731,343,421

United Kingdom — 0.3%
Coca-Cola European Partners PLC, NVS(c)	398,075	19,322,560

Total Common Stocks — 97.8% (Cost: $8,824,313,886)		7,400,444,370

Preferred Stocks

Germany — 1.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	100,833	7,318,181
Fuchs Petrolub SE, Preference Shares, NVS	125,717	5,204,064
Henkel AG & Co. KGaA, Preference Shares, NVS	323,509	37,325,271
Porsche Automobil Holding SE, Preference Shares, NVS	277,786	17,770,564

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	64,756	$8,219,171
Volkswagen AG, Preference Shares, NVS	335,209	56,513,575

		132,350,826

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	10,935,980	6,155,225

Total Preferred Stocks — 1.8% (Cost: $191,863,047)		138,506,051

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(f)(g)(h)	41,033,237	41,037,340
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(f)(g)	4,531,673	4,531,673

		45,569,013

Total Short-Term Investments — 0.6% (Cost: $45,565,391)		45,569,013

Total Investments in Securities — 100.2% (Cost: $9,061,742,324)		7,584,519,434

Other Assets, Less Liabilities — (0.2)%		(14,161,586)

Net Assets — 100.0%		$7,570,357,848

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	80,281,282	(39,248,045)	41,033,237	$41,037,340	$208,242	(a)	$(3,544)	$(8,105)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,873,964	2,657,709	4,531,673	4,531,673	15,234		—	—

				$45,569,013	$223,476		$(3,544)	$(8,105)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

105

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Eurozone ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	849	12/21/18	$30,405	$(1,412,695)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,400,015,303	$429,062	$5	$7,400,444,370
Preferred Stocks	138,506,051	—	—	138,506,051
Money Market Funds	45,569,013	—	—	45,569,013

	$7,584,090,367	$429,062	$5	$7,584,519,434

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,412,695)	$—	$—	$(1,412,695)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

106

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 8.3%
Airbus SE	234,944	$25,170,377
Dassault Aviation SA, NVS	1,014	1,549,937
Safran SA, NVS	134,664	16,825,433
Thales SA, NVS	42,927	5,263,825

		48,809,572

Air Freight & Logistics — 0.3%
Bollore SA, NVS	356,580	1,562,465

Auto Components — 1.9%
Cie. Generale des Etablissements Michelin SCA, NVS	68,571	7,175,445
Faurecia SA, NVS	30,848	1,202,210
Valeo SA, NVS	97,584	2,784,336

		11,161,991

Automobiles — 1.8%
Peugeot SA, NVS	237,312	5,212,713
Renault SA, NVS	77,501	5,444,920

		10,657,633

Banks — 6.8%
BNP Paribas SA	453,797	22,800,397
Credit Agricole SA	463,527	5,756,319
Societe Generale SA, NVS	309,580	11,377,945

		39,934,661

Beverages — 2.5%
Pernod Ricard SA, NVS	85,684	13,698,621
Remy Cointreau SA, NVS	9,254	1,071,883

		14,770,504

Building Products — 1.3%
Cie. de Saint-Gobain, NVS	200,538	7,432,783

Capital Markets — 0.6%
Amundi SA(a)	24,322	1,393,452
Natixis SA	382,282	2,112,254

		3,505,706

Chemicals — 4.0%
Air Liquide SA	172,840	20,890,775
Arkema SA, NVS	27,745	2,632,517

		23,523,292

Commercial Services & Supplies — 0.8%
Edenred, NVS	96,207	3,668,776
Societe BIC SA, NVS	10,401	1,115,826

		4,784,602

Construction & Engineering — 4.1%
Bouygues SA, NVS	89,048	3,424,004
Eiffage SA, NVS	31,606	3,006,732
Vinci SA	204,694	17,869,068

		24,299,804

Construction Materials — 0.1%
Imerys SA, NVS	14,675	787,588

Diversified Financial Services — 0.5%
Eurazeo SE, NVS	18,598	1,392,960
Wendel SA, NVS	11,312	1,374,300

		2,767,260

Diversified Telecommunication Services — 2.6%
Iliad SA, NVS	10,700	1,443,512
Orange SA, NVS	805,007	13,817,875

		15,261,387

Security	Shares	Value

Electric Utilities — 0.7%
Electricite de France SA, NVS	242,380	$3,982,049

Electrical Equipment — 3.9%
Legrand SA	107,623	6,592,418
Schneider Electric SE, NVS	221,937	16,152,807

		22,745,225

Electronic Equipment, Instruments & Components — 0.3%
Ingenico Group SA, NVS	24,103	1,740,050

Entertainment — 2.2%
Ubisoft Entertainment SA, NVS(b)	31,994	2,606,042
Vivendi SA, NVS	422,165	10,515,921

		13,121,963

Equity Real Estate Investment Trusts (REITs) — 3.0%
Covivio	15,320	1,492,630
Gecina SA	18,423	2,576,141
ICADE	13,654	1,082,182
Klepierre SA	82,242	2,692,988
Unibail-Rodamco-Westfield	55,760	9,586,308

		17,430,249

Food & Staples Retailing — 0.9%
Carrefour SA, NVS	238,435	4,292,492
Casino Guichard Perrachon SA, NVS(c)	22,124	999,742

		5,292,234

Food Products — 3.2%
Danone SA, NVS	248,814	18,610,404

Health Care Equipment & Supplies — 2.7%
BioMerieux, NVS	16,939	1,194,863
EssilorLuxottica SA, NVS	116,493	14,792,498

		15,987,361

Hotels, Restaurants & Leisure — 1.2%
Accor SA, NVS	76,482	3,394,593
Sodexo SA, NVS	36,514	3,780,403

		7,174,996

Household Durables — 0.2%
SEB SA, NVS	9,200	1,318,754

Insurance — 4.0%
AXA SA, NVS	782,090	19,051,997
CNP Assurances, NVS	69,995	1,602,472
SCOR SE	65,804	3,162,060

		23,816,529

IT Services — 1.8%
Atos SE	38,641	3,281,346
Capgemini SE	64,776	7,557,959

		10,839,305

Life Sciences Tools & Services — 0.5%
Eurofins Scientific SE, NVS	4,627	2,006,507
Sartorius Stedim Biotech, NVS	11,283	1,142,101

		3,148,608

Machinery — 0.5%
Alstom SA, NVS	62,790	2,755,603

Media — 1.8%
Eutelsat Communications SA	71,294	1,519,604
JCDecaux SA	30,499	1,035,975
Publicis Groupe SA, NVS	85,161	5,048,738

107

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
SES SA	146,967	$3,186,625

		10,790,942

Metals & Mining — 1.0%
ArcelorMittal	267,857	6,070,172

Multi-Utilities — 2.9%
Engie SA	737,033	10,364,562
Suez	150,459	2,235,939
Veolia Environnement SA, NVS	215,963	4,590,941

		17,191,442

Oil, Gas & Consumable Fuels — 9.2%
TOTAL SA, NVS	967,805	53,874,881

Personal Products — 4.1%
L’Oreal SA	101,719	23,944,126

Pharmaceuticals — 7.3%
Ipsen SA, NVS	15,237	1,961,563
Sanofi, NVS	454,645	41,083,946

		43,045,509

Professional Services — 1.1%
Bureau Veritas SA, NVS	107,731	2,381,019
Teleperformance, NVS	23,331	3,862,097

		6,243,116

Semiconductors & Semiconductor Equipment — 0.7%
STMicroelectronics NV	275,384	4,031,621

Software — 1.1%
Dassault Systemes SE, NVS	52,784	6,335,058

Textiles, Apparel & Luxury Goods — 8.9%
Hermes International, NVS	12,784	6,914,558
Kering SA, NVS	30,577	13,294,393
LVMH Moet Hennessy Louis Vuitton SE, NVS	112,101	32,055,258

		52,264,209

Security	Shares	Value

Trading Companies & Distributors — 0.2%
Rexel SA	123,564	$1,482,297

Transportation Infrastructure — 0.8%
Aeroports de Paris, NVS	11,986	2,330,167
Getlink SE, NVS	188,558	2,449,853

		4,780,020

Total Common Stocks — 99.8% (Cost: $686,094,485)		587,275,971

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	1,289,760	1,289,888
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	341,347	341,347

		1,631,235

Total Short-Term Investments — 0.3% (Cost: $1,631,450)		1,631,235

Total Investments in Securities — 100.1% (Cost: $687,725,935)		588,907,206

Other Assets, Less Liabilities — (0.1)%		(808,810)

Net Assets — 100.0%		$588,098,396

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,098,170	191,590	1,289,760	$1,289,888	$36,532	(a)	$(157)	$(214)
BlackRock Cash Funds: Treasury, SL Agency Shares	47,843	293,504	341,347	341,347	1,391		—	—

				$1,631,235	$37,923		$(157)	$(214)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

108

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI France ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	16	12/21/18	$904	$(15,284)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$587,275,971	$—	$—	$587,275,971
Money Market Funds	1,631,235	—	—	1,631,235

	$588,907,206	$—	$—	$588,907,206

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(15,284)	$—	$—	$(15,284)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

109

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 16.6%
Adecoagro SA(a)(b)	384,493	$2,683,761
Arcos Dorados Holdings Inc., Class A	474,818	3,917,249
Banco Macro SA, ADR	178,728	7,933,736
BBVA Banco Frances SA, ADR	277,713	3,285,345
Central Puerto SA, ADR	293,348	2,830,808
Corp. America Airports SA(a)(b)	125,904	1,004,714
Cresud SACIF y A, ADR	132,098	1,574,610
Despegar.com Corp.(a)	81,729	1,221,031
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)	84,504	2,175,978
Globant SA(a)(b)	125,796	7,377,935
Grupo Financiero Galicia SA, ADR	399,868	11,020,362
Grupo Supervielle SA, ADR	229,470	2,000,978
IRSA Inversiones y Representaciones SA, ADR	91,840	1,261,882
Loma Negra Cia Industrial Argentina SA, ADR(a)	234,333	2,493,303
Pampa Energia SA, ADR(a)	256,102	9,001,985
Telecom Argentina SA, ADR	425,619	7,312,134
Transportadora de Gas del Sur SA, Class B, ADR	301,872	4,597,511
YPF SA, ADR(a)	686,117	10,271,172

		81,964,494

Bahrain — 4.7%
Ahli United Bank BSC	24,354,112	16,726,945
Aluminium Bahrain BSC	760,814	1,201,073
GFH Financial Group BSC	15,444,583	4,751,338
Ithmaar Holding BSC(a)	7,055,626	672,406

		23,351,762

Bangladesh — 6.2%
Acme Laboratores Ltd. (The)	840,886	802,848
Bangladesh Export Import Co. Ltd.	4,287,096	1,119,106
Beximco Pharmaceuticals Ltd.	2,089,058	1,964,678
BRAC Bank Ltd.(a)	3,596,781	3,116,824
City Bank Ltd. (The)	3,524,579	1,310,768
Eastern Bank Ltd.	2,505,284	1,036,216
GrameenPhone Ltd.	608,395	2,630,251
International Finance Investment & Commerce Bank Ltd.(a)	4,954,936	608,330
Islami Bank Bangladesh Ltd.	4,708,687	1,318,960
LafargeHolcim Bangladesh Ltd.	2,640,823	1,277,995
National Bank Ltd.(a)	11,201,500	1,188,311
Olympic Industries Ltd.	599,287	1,556,525
Pubali Bank Ltd.	2,510,791	775,130
Renata Ltd.	76,346	1,039,241
Square Pharmaceuticals Ltd.	3,088,296	9,699,815
Summit Power Ltd.	2,822,058	1,311,881

		30,756,879

Jordan — 1.7%
Al-Eqbal Investment Co. PLC(a)	66,071	1,148,210
Arab Bank PLC	464,112	3,852,882
Bank of Jordan	307,317	874,955
Jordan Islamic Bank	267,415	1,085,490
Jordan Petroleum Refinery Co.	421,504	1,390,161

		8,351,698

Kazakhstan — 1.0%
Halyk Savings Bank of Kazakhstan JSC, GDR(c)	338,303	3,856,654
KCell JSC, GDR(c)	221,230	1,006,597

		4,863,251

Security	Shares	Value

Kenya — 6.6%
Co-operative Bank of Kenya Ltd. (The)	11,862,260	$1,707,008
East African Breweries Ltd.	2,055,742	3,790,588
Equity Group Holdings Ltd./Kenya	15,758,100	6,072,634
KCB Group Ltd.	13,579,136	5,232,935
Safaricom PLC	66,959,367	15,514,975

		32,318,140

Kuwait — 23.0%
Agility Public Warehousing Co. KSC	3,331,020	8,888,558
Alimtiaz Investment Group KSC	3,168,982	1,353,821
Boubyan Bank KSCP	2,923,905	5,198,267
Boubyan Petrochemicals Co. KSCP	1,105,855	3,735,849
Burgan Bank SAK	2,663,029	2,476,626
Gulf Bank KSCP	5,374,717	4,751,229
Humansoft Holding Co. KSC	359,611	3,947,094
Integrated Holding Co. KCSC	273,683	768,075
Kuwait Finance House KSCP	12,253,146	24,079,465
Kuwait International Bank KSCP	2,156,120	1,863,488
Kuwait Projects Co. Holding KSCP	1,827,928	1,219,420
Mabanee Co. SAK	1,964,360	4,131,418
Mezzan Holding Co. KSCC	486,861	905,565
Mobile Telecommunications Co. KSC	8,508,064	12,917,271
National Bank of Kuwait SAKP	12,009,970	32,758,052
National Industries Group Holding SAK	4,011,971	2,135,850
National Real Estate Co. KPSC(a)	2,638,509	818,519
Warba Bank KSCP(a)	1,950,799	1,384,727

		113,333,294

Mauritius — 0.6%
Greenbay Properties Ltd.	41,011,363	2,750,604

Morocco — 7.2%
Attijariwafa Bank	223,632	10,497,170
Banque Centrale Populaire	132,077	3,952,782
Cosumar	157,594	2,780,224
Douja Promotion Groupe Addoha SA	578,209	919,267
Maroc Telecom	977,232	14,417,992
Societe d’Exploitation des Ports	126,686	2,195,044
TOTAL Maroc SA	6,791	755,910

		35,518,389

Netherlands — 0.1%
Digi Communications NV(d)	64,324	454,955

Nigeria — 5.9%
Access Bank PLC	74,671,866	1,589,854
Afriland Properties PLC(a)	8,020	44
Dangote Cement PLC	8,531,633	4,380,665
FBN Holdings PLC	93,041,449	1,814,820
Guaranty Trust Bank PLC	81,201,211	7,662,807
Lafarge Africa PLC	11,057,941	394,927
Nestle Nigeria PLC	1,464,086	5,972,988
United Bank for Africa PLC	90,193,525	1,858,383
Wapic Insurance PLC(a)	73,817	77
Zenith Bank PLC	86,951,823	5,541,984

		29,216,549

Oman — 2.1%
Bank Muscat SAOG	4,834,222	5,323,923
Bank Nizwa SAOG(a)	3,820,298	853,365
Bank Sohar SAOG	2,131,025	675,286
Oman Telecommunications Co. SAOG	984,570	2,127,694

110

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oman (continued)
Ooredoo QSC	895,502	$1,321,156

		10,301,424

Romania — 6.4%
Banca Transilvania SA	20,088,884	11,640,768
BRD-Groupe Societe Generale SA	1,126,253	3,855,406
OMV Petrom SA	63,626,417	5,754,998
Societatea Energetica Electrica SA	849,766	2,358,593
Societatea Nationala de Gaze Naturale ROMGAZ SA	644,633	5,650,201
Transgaz SA Medias	25,032	2,169,674

		31,429,640

Slovenia — 0.4%
Zavarovalnica Triglav DD	53,686	1,853,973

Sri Lanka — 0.3%
Sampath Bank PLC(a)	963,452	1,279,753

Vietnam — 17.1%
Bank for Foreign Trade of Vietnam JSC	1,361,515	3,234,821
Bank for Investment and Development of Vietnam JSC(a)	794,310	1,069,640
Bao Viet Holdings	79,210	325,435
FLC Faros Construction JSC(a)	657,272	1,014,765
Hoa Phat Group JSC(a)	4,813,240	6,853,203
Hoang Huy Investment Financial Services JSC	846,230	743,978
Kinh Bac City Development Share Holding Corp.(a)	1,232,120	671,081
Masan Group Corp.(a)	2,140,360	7,343,360
No Va Land Investment Group Corp.(a)	1,257,139	3,671,541
PetroVietnam Fertilizer & Chemicals JSC	926,940	858,664
PetroVietnam Gas JSC	286,340	1,115,028
PetroVietnam Technical Services Corp.	946,098	783,090
Saigon Beer Alcohol Beverage Corp.	297,220	3,186,662
Saigon Securities Inc.	1,496,110	1,828,632
Saigon Thuong Tin Commercial JSB(a)	2,727,279	1,421,098
Thanh Thanh Cong - Bien Hoa JSC(a)	805,720	729,096
Viet Capital Securities JSC	85,060	179,477
Vietnam Dairy Products JSC	3,189,518	17,508,665
Vincom Retail JSC(a)	4,298,177	5,659,013
Vingroup JSC(a)	3,654,108	15,937,506
Vinhomes JSC(a)(d)	3,092,895	10,319,598

		84,454,353

Total Common Stocks — 99.9% (Cost: $461,970,343)		492,199,158

Security	Shares/ Par	Value

Rights

Kuwait — 0.0%
Warba Bank KSCP (Expires 12/18/27)(a)	986,389	$116,694

Morocco — 0.0%
Cosumar (Expires 12/18/28)(a)(e)	1	9

Total Rights — 0.0% (Cost: $0)		116,703

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(f)(g)(h)	3,918,550	3,918,942

Total Short-Term Investments — 0.8% (Cost: $3,918,917)		3,918,942

Total Investments in Securities — 100.7% (Cost: $465,889,260)		496,234,803

Other Assets, Less Liabilities — (0.7)%		(3,580,677)

Net Assets — 100.0%		$492,654,126

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,634,883	1,283,667	3,918,550	$3,918,942	$2,755	(a)	$79	$(288)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	—	1,877		—	—

				$3,918,942	$4,632		$79	$(288)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

111

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Frontier 100 ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$492,199,114	$44	$—	$492,199,158
Rights	—	116,694	9	116,703
Money Market Funds	3,918,942	—	—	3,918,942

	$496,118,056	$116,738	$9	$496,234,803

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

112

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
MTU Aero Engines AG	107,084	$22,260,744

Air Freight & Logistics — 2.7%
Deutsche Post AG, Registered	2,032,133	64,700,831

Airlines — 0.5%
Deutsche Lufthansa AG, Registered	487,745	11,873,362

Auto Components — 1.4%
Continental AG	226,432	33,905,948

Automobiles — 7.1%
Bayerische Motoren Werke AG	681,514	55,720,441
Daimler AG, Registered	1,873,522	105,417,790
Volkswagen AG	67,116	11,087,248

		172,225,479

Banks — 0.7%
Commerzbank AG(a)	2,064,173	17,776,442

Capital Markets — 3.6%
Deutsche Bank AG, Registered	4,041,390	36,895,197
Deutsche Boerse AG	397,262	50,737,439

		87,632,636

Chemicals — 8.3%
BASF SE	1,891,888	137,886,372
Covestro AG(b)	395,972	22,802,541
Evonik Industries AG	334,382	8,991,847
LANXESS AG	179,759	9,855,028
Symrise AG	253,972	20,503,018

		200,038,806

Construction & Engineering — 0.3%
HOCHTIEF AG	43,469	6,181,754

Construction Materials — 0.8%
HeidelbergCement AG	306,517	20,372,066

Diversified Telecommunication Services — 5.7%
Deutsche Telekom AG, Registered	6,866,176	120,383,941
Telefonica Deutschland Holding AG	1,524,556	6,174,542
United Internet AG, Registered	254,424	11,450,847

		138,009,330

Electrical Equipment — 0.4%
OSRAM Licht AG	203,900	9,343,140

Food & Staples Retailing — 0.2%
METRO AG	369,159	5,665,724

Health Care Equipment & Supplies — 0.6%
Siemens Healthineers AG(a)(b)	309,809	13,412,123

Health Care Providers & Services — 3.5%
Fresenius Medical Care AG & Co. KGaA	445,207	36,233,682
Fresenius SE & Co. KGaA	858,800	48,735,510

		84,969,192

Household Products — 0.9%
Henkel AG & Co. KGaA	214,032	22,101,206

Independent Power and Renewable Electricity Producers — 0.4%
Uniper SE	415,890	10,675,111

Security	Shares	Value

Industrial Conglomerates — 7.5%
Siemens AG, Registered	1,575,493	$182,666,476

Insurance — 11.2%
Allianz SE, Registered	885,134	186,909,026
Hannover Rueck SE	124,333	17,273,224
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	307,801	66,878,637

		271,060,887

Internet & Direct Marketing Retail — 0.6%
Delivery Hero SE(a)(b)	191,469	6,967,657
Zalando SE(a)(b)(c)	231,879	7,193,734

		14,161,391

IT Services — 1.5%
Wirecard AG	241,622	36,508,792

Life Sciences Tools & Services — 0.7%
QIAGEN NV(a)	467,156	16,423,509

Machinery — 0.7%
GEA Group AG	334,373	9,025,679
KION Group AG	145,262	8,194,041

		17,219,720

Media — 0.9%
Axel Springer SE	99,560	6,346,520
ProSiebenSat.1 Media SE	481,714	9,782,122
RTL Group SA	79,358	4,748,737

		20,877,379

Metals & Mining — 0.7%
thyssenkrupp AG(c)	897,817	16,768,050

Multi-Utilities — 3.4%
E.ON SE	4,530,591	46,193,513
Innogy SE, New(b)	19,566	894,563
Innogy SE(a)	268,318	11,255,905
RWE AG	1,067,052	23,033,758

		81,377,739

Personal Products — 0.9%
Beiersdorf AG	207,582	22,220,187

Pharmaceuticals — 7.0%
Bayer AG, Registered	1,920,897	140,457,371
Merck KGaA	266,033	29,326,382

		169,783,753

Real Estate Management & Development — 4.1%
Aroundtown SA	1,602,803	13,710,618
Deutsche Wohnen SE	735,053	35,238,055
Vonovia SE	1,013,661	49,087,894

		98,036,567

Semiconductors & Semiconductor Equipment — 2.0%
Infineon Technologies AG	2,339,194	48,984,986

Software — 8.6%
SAP SE	2,023,959	208,354,820

Textiles, Apparel & Luxury Goods — 4.3%
adidas AG	388,021	85,582,821
HUGO BOSS AG	129,900	8,971,838
Puma SE	17,017	8,535,503

		103,090,162

113

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.6%
Brenntag AG	318,635	$14,730,425

Transportation Infrastructure — 0.3%
Fraport AG Frankfurt Airport Services Worldwide	85,324	6,273,731

Wireless Telecommunication Services — 0.2%
1&1 Drillisch AG(c)	108,720	5,465,562

Total Common Stocks — 93.2% (Cost: $2,878,525,408)		2,255,148,030

Preferred Stocks

Automobiles — 3.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	114,521	8,311,618
Porsche Automobil Holding SE, Preference Shares, NVS	315,365	20,174,573
Volkswagen AG, Preference Shares, NVS	382,005	64,403,009

		92,889,200

Chemicals — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	142,511	5,899,253

Health Care Equipment & Supplies — 0.4%
Sartorius AG, Preference Shares, NVS	72,935	9,257,293

Household Products — 1.8%
Henkel AG & Co. KGaA, Preference Shares, NVS	366,721	42,310,911

Total Preferred Stocks — 6.2% (Cost: $200,694,063)		150,356,657

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	36,323,933	$36,327,565
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	1,449,629	1,449,629

		37,777,194

Total Short-Term Investments — 1.5% (Cost: $37,777,128)		37,777,194

Total Investments in Securities — 100.9% (Cost: $3,116,996,599)		2,443,281,881

Other Assets, Less Liabilities — (0.9)%		(22,322,087)

Net Assets — 100.0%		$2,420,959,794

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	62,176,709	(25,852,776)	36,323,933	$36,327,565	$79,331	(a)	$1,179	$(1,727)
BlackRock Cash Funds: Treasury, SL Agency Shares	247,268	1,202,361	1,449,629	1,449,629	5,540		—	—

				$37,777,194	$84,871		$1,179	$(1,727)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	46	12/21/18	$14,646	$(352,162)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

114

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Germany ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,255,148,030	$—	$—	$2,255,148,030
Preferred Stocks	150,356,657	—	—	150,356,657
Money Market Funds	37,777,194	—	—	37,777,194

	$2,443,281,881	$—	$—	$2,443,281,881

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(352,162)	$—	$—	$(352,162)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

115

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.0%
Australian Agricultural Co. Ltd.(a)(b)	32,613	$28,579
Costa Group Holdings Ltd.	26,586	147,744
Elders Ltd.	10,185	50,278
GrainCorp Ltd., Class A	20,916	111,499
Inghams Group Ltd.	22,638	72,573
Nufarm Ltd./Australia	24,901	110,195
Select Harvests Ltd.	8,841	37,446
Tassal Group Ltd.	16,128	49,465

		607,779

Brazil — 0.4%
Sao Martinho SA	14,700	68,477
SLC Agricola SA	4,200	50,327

		118,804

Canada — 10.1%
Ag Growth International Inc.	1,680	68,118
Nutrien Ltd.	56,385	2,903,460
Rogers Sugar Inc.	8,694	37,285

		3,008,863

China — 1.0%
Ausnutria Dairy Corp. Ltd.	42,000	51,630
Beijing Dabeinong Technology Group Co. Ltd., Class A(c)	6,900	3,353
China Agri-Industries Holdings Ltd.	189,200	71,563
China BlueChemical Ltd., Class H	168,000	53,669
China Huishan Dairy Holdings Co. Ltd.(a)(c)	295,050	4,524
China Modern Dairy Holdings Ltd.(a)	168,000	18,247
COFCO Meat Holdings Ltd.(a)	63,000	9,419
First Tractor Co. Ltd., Class H(a)	42,000	10,304
Henan Shuanghui Investment & Development Co. Ltd., Class A	4,200	13,827
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,400	28,778
Muyuan Foodstuff Co. Ltd., Class A	2,100	8,154
New Hope Liuhe Co. Ltd., Class A	4,200	4,263
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	4,200	5,024
Sinofert Holdings Ltd.(a)(b)	210,000	23,346
Tongwei Co. Ltd., Class A	4,200	5,120

		311,221

Finland — 0.1%
Ponsse OYJ	1,029	33,613

France — 0.1%
Vilmorin & Cie SA, NVS	504	33,212

Germany — 1.6%
K+S AG, Registered	17,577	308,574
KWS Saat SE	210	68,478
Suedzucker AG(b)	6,552	93,214

		470,266

Hong Kong — 2.0%
WH Group Ltd.(d)	808,500	589,916

India — 2.5%
Bayer CropScience Ltd./India	756	46,645
Chambal Fertilizers and Chemicals Ltd.	9,219	20,252
Coromandel International Ltd.	6,447	37,607
Deepak Fertilisers & Petrochemicals Corp. Ltd.	1,081	2,484
Dhanuka Agritech Ltd.	1,225	7,452
EID Parry India Ltd.	4,914	14,757
Escorts Ltd.	5,523	55,844

Security	Shares	Value

India (continued)
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	3,465	$16,971
Jain Irrigation Systems Ltd.	28,581	27,291
Kaveri Seed Co. Ltd.	2,436	18,270
KRBL Ltd.	4,410	18,900
Rallis India Ltd.	4,431	10,287
Sharda Cropchem Ltd.	2,625	11,173
Tata Global Beverages Ltd.	27,510	86,306
UPL Ltd.	32,760	356,202
Venky’s India Ltd.	336	11,322

		741,763

Indonesia — 1.6%
Charoen Pokphand Indonesia Tbk PT	680,400	283,054
Eagle High Plantations Tbk PT(a)	896,700	10,219
Inti Agri Resources Tbk PT(a)	2,977,800	39,350
Japfa Comfeed Indonesia Tbk PT	411,600	58,132
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	277,200	21,901
Salim Ivomas Pratama Tbk PT	249,900	8,457
Sawit Sumbermas Sarana Tbk PT	321,300	26,845
Tunas Baru Lampung Tbk PT	233,100	13,446

		461,404

Ireland — 0.3%
Origin Enterprises PLC	11,382	76,035

Israel — 1.6%
Israel Chemicals Ltd.	64,743	377,456
Israel Corp. Ltd. (The)	357	103,396

		480,852

Italy — 3.1%
CNH Industrial NV	93,387	909,342

Japan — 7.8%
Chubu Shiryo Co. Ltd.	2,100	25,984
Hokuto Corp.	2,100	37,340
Iseki & Co. Ltd.	2,100	34,159
Kubota Corp.	90,300	1,540,388
Kumiai Chemical Industry Co. Ltd.	8,400	53,707
Maruha Nichiro Corp.	4,200	151,836
Mitsui Sugar Co. Ltd.	2,100	55,852
NH Foods Ltd.	8,400	311,440
Nihon Nohyaku Co. Ltd.	4,200	20,639
Sakata Seed Corp.	2,100	72,034
YAMABIKO Corp.	2,100	24,005

		2,327,384

Malaysia — 2.8%
Boustead Plantations Bhd	54,600	11,221
FGV Holdings Bhd	153,300	32,422
Genting Plantations Bhd	23,100	52,443
IOI Corp. Bhd	170,100	172,763
Kuala Lumpur Kepong Bhd	37,800	221,317
QL Resources Bhd	60,905	102,758
Sime Darby Plantation Bhd	218,400	245,305

		838,229

Mexico — 0.2%
Industrias Bachoco SAB de CV, Series B	16,800	58,544

Netherlands — 0.6%
ForFarmers NV	3,549	34,799
OCI NV(a)	6,762	154,197

		188,996

116

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 8.2%
Austevoll Seafood ASA	8,421	$116,088
Bakkafrost P/F	3,801	194,661
Grieg Seafood ASA	4,683	61,509
Leroy Seafood Group ASA	27,342	232,383
Marine Harvest ASA	38,241	893,879
Norway Royal Salmon ASA	1,219	27,998
Salmar ASA	4,683	263,782
Yara International ASA	16,275	653,213

		2,443,513

Pakistan — 0.5%
Engro Corp. Ltd./Pakistan	25,200	58,333
Engro Fertilizers Ltd.	52,967	29,580
Fauji Fertilizer Bin Qasim Ltd.	31,500	9,129
Fauji Fertilizer Co. Ltd.	44,100	31,784
Millat Tractors Ltd.	2,520	18,149

		146,975

Poland — 0.1%
Grupa Azoty SA	4,116	35,487

Russia — 0.6%
PhosAgro PJSC, GDR, NVS(e)	10,647	141,818
Ros Agro PLC, GDR(e)	3,087	34,027

		175,845

Singapore — 2.0%
Bumitama Agri Ltd.	29,400	13,929
China XLX Fertiliser Ltd.	42,000	15,349
First Resources Ltd.(b)	52,500	61,990
Golden Agri-Resources Ltd.(a)	585,900	104,625
Japfa Ltd.	33,600	17,510
Wilmar International Ltd.	176,400	390,857

		604,260

South Africa — 0.4%
Astral Foods Ltd.	3,738	47,310
Oceana Group Ltd.	3,759	18,163
Tongaat Hulett Ltd.	10,038	49,480

		114,953

South Korea — 0.4%
Dongwon Industries Co. Ltd.	126	23,324
Easy Bio Inc.	3,696	19,915
Farmsco	1,512	11,452
Harim Holdings Co. Ltd.	2,982	30,327
Namhae Chemical Corp.	2,058	21,205

		106,223

Sweden — 0.1%
Scandi Standard AB	5,061	32,476

Taiwan — 0.4%
Charoen Pokphand Enterprise	21,000	30,578
Taiwan Fertilizer Co. Ltd.	63,000	90,405

		120,983

Thailand — 1.0%
Charoen Pokphand Foods PCL, NVDR	317,100	241,049
GFPT PCL, NVDR	46,200	20,229
Khon Kaen Sugar Industry PCL, NVDR	153,354	15,294
Thaifoods Group PCL, NVDR(b)	123,900	14,015

		290,587

Turkey — 0.0%
Turk Traktor ve Ziraat Makineleri AS	997	6,815

Security	Shares	Value

United Kingdom — 0.9%
Cranswick PLC	4,389	$158,702
Sirius Minerals PLC(a)	390,747	113,571

		272,273

United States — 45.7%
AGCO Corp.	5,880	350,918
AgroFresh Solutions Inc.(a)(b)	2,541	10,698
American Vanguard Corp.	2,457	41,081
Archer-Daniels-Midland Co.	51,387	2,364,830
Bunge Ltd.	12,936	738,258
Cal-Maine Foods Inc.	2,856	133,432
CF Industries Holdings Inc.	21,399	902,824
Darling Ingredients Inc.(a)	15,183	332,204
Deere & Co.	28,014	4,338,808
FMC Corp.	12,348	1,021,674
Fresh Del Monte Produce Inc.	2,940	98,931
Ingredion Inc.	6,531	682,228
Intrepid Potash Inc.(a)	8,967	29,770
Lindsay Corp.	987	99,845
Mosaic Co. (The)	33,579	1,208,844
Pilgrim’s Pride Corp.(a)	5,418	107,493
Sanderson Farms Inc.	1,890	213,872
Scotts Miracle-Gro Co. (The)	3,822	290,396
Titan International Inc.	4,599	29,939
Toro Co. (The)	9,639	597,522

		13,593,567

Total Common Stocks — 98.1% (Cost: $30,131,861)		29,200,180

Preferred Stocks

Chile — 1.7%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	11,046	488,725

Total Preferred Stocks — 1.7% (Cost: $386,613)		488,725

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(f)(g)(h)	193,988	194,008

Total Short-Term Investments — 0.6% (Cost: $193,994)		194,008

Total Investments in Securities — 100.4% (Cost: $30,712,468)		29,882,913

Other Assets, Less Liabilities — (0.4)%		(128,571)

Net Assets — 100.0%		$29,754,342

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.

117

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Global Agriculture Producers ETF

(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	311,298	(117,310)	193,988	$194,008	$5,060	(a)	$(25)	$(52)
BlackRock Cash Funds: Treasury, SL Agency Shares	31,148	(31,148)	—	—	178		—	—

				$194,008	$5,238		$(25)	$(52)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$29,192,303	$—	$7,877	$29,200,180
Preferred Stocks	488,725	—	—	488,725
Money Market Funds	194,008	—	—	194,008

	$29,875,036	$—	$7,877	$29,882,913

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

118

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Beach Energy Ltd.	34,034	$37,901
Cooper Energy Ltd.(a)	32,604	9,762
New Hope Corp. Ltd.	5,962	14,585
Oil Search Ltd.	27,126	144,802
Santos Ltd.	34,562	139,319
Senex Energy Ltd.(a)	26,466	7,441
Washington H Soul Pattinson & Co. Ltd.	2,156	41,281
Whitehaven Coal Ltd.	13,200	41,063
Woodside Petroleum Ltd.	17,996	408,178

		844,332

Austria — 0.3%
OMV AG	2,816	142,267

Brazil — 1.0%
Dommo Energia SA(a)	19,800	7,971
Petroleo Brasileiro SA	59,400	431,228
QGEP Participacoes SA	2,200	5,922

		445,121

Canada — 6.3%
Advantage Oil & Gas Ltd.(a)(b)	3,586	6,422
ARC Resources Ltd.	7,062	48,352
Athabasca Oil Corp.(a)	8,536	6,615
Baytex Energy Corp.(a)	10,965	20,295
Birchcliff Energy Ltd.	4,972	13,205
Bonterra Energy Corp.	594	3,070
Cameco Corp.	7,876	93,450
Canacol Energy Ltd.(a)	1,628	4,936
Canadian Natural Resources Ltd.	23,782	597,458
Cardinal Energy Ltd.	3,520	6,833
Cenovus Energy Inc.	20,240	149,543
Crescent Point Energy Corp.	10,362	30,717
Crew Energy Inc.(a)	116	100
Encana Corp.	19,118	128,738
Enerplus Corp.	4,620	44,424
Freehold Royalties Ltd.	2,288	14,839
Husky Energy Inc.	6,886	85,486
Imperial Oil Ltd.	5,412	161,126
Kelt Exploration Ltd.(a)	2,779	9,158
MEG Energy Corp.(a)(b)	4,642	29,058
NexGen Energy Ltd.(a)	6,513	13,917
NuVista Energy Ltd.(a)	3,740	10,862
Obsidian Energy Ltd.(a)	8,360	4,214
Paramount Resources Ltd., Class A(a)(b)	1,100	6,009
Parex Resources Inc.(a)	2,992	36,941
Pengrowth Energy Corp.(a)(b)	9,174	4,694
Peyto Exploration & Development Corp.	3,146	24,002
PrairieSky Royalty Ltd.	4,202	57,414
Seven Generations Energy Ltd., Class A(a)	5,368	40,913
Suncor Energy Inc.	31,636	1,019,702
Surge Energy Inc.	5,984	6,799
Tamarack Valley Energy Ltd.(a)	3,630	5,981
TORC Oil & Gas Ltd.	3,146	11,385
Tourmaline Oil Corp.	5,214	72,182
Ultra Petroleum Corp.(a)	3,520	4,470
Vermilion Energy Inc.	2,720	67,657
Whitecap Resources Inc.	8,426	29,796

		2,870,763

Security	Shares	Value

China — 2.4%
China Coal Energy Co. Ltd., Class H	22,000	$8,799
China Shenhua Energy Co. Ltd., Class H	66,000	146,578
CNOOC Ltd.	352,000	598,230
Inner Mongolia Yitai Coal Co. Ltd., Class B	22,000	26,818
PetroChina Co. Ltd., Class H	416,000	291,836
Yanzhou Coal Mining Co. Ltd., Class H	44,000	39,470

		1,111,731

Colombia — 0.2%
Ecopetrol SA	96,162	92,217

Finland — 0.4%
Neste OYJ	2,486	194,276

France — 5.7%
Esso SA Francaise	66	2,761
Etablissements Maurel et Prom(a)	858	3,357
TOTAL SA, NVS	46,486	2,587,740

		2,593,858
Greece — 0.1%
Motor Oil Hellas Corinth Refineries SA	1,065	24,418

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	7,480	82,720

India — 2.6%
Bharat Petroleum Corp. Ltd.	14,542	67,687
Coal India Ltd.	12,386	43,523
Gujarat Mineral Development Corp. Ltd.	797	986
Hindustan Petroleum Corp. Ltd.	11,902	39,679
Indian Oil Corp. Ltd.	26,510	51,198
Oil & Natural Gas Corp. Ltd.	25,366	51,063
Reliance Industries Ltd.	1,738	29,116
Reliance Industries Ltd., GDR(c)	27,764	918,988

		1,202,240

Indonesia — 0.3%
Adaro Energy Tbk PT	272,800	24,510
Bukit Asam Tbk PT	55,000	15,459
Bumi Resources Tbk PT(a)	1,064,800	9,678
Delta Dunia Makmur Tbk PT(a)	99,000	4,015
Indika Energy Tbk PT	30,800	3,876
Medco Energi Internasional Tbk PT(a)	163,866	8,020
Sugih Energy Tbk PT(a)	618,000	2,161
United Tractors Tbk PT	30,800	59,220

		126,939

Israel — 0.2%
Jerusalem Oil Exploration(a)	242	15,180
Naphtha Israel Petroleum Corp. Ltd.(a)	925	6,349
Oil Refineries Ltd.	40,458	20,289
Paz Oil Co. Ltd.	198	30,292

		72,110

Italy — 1.8%
Eni SpA	49,676	801,276
Saras SpA	11,088	21,493

		822,769

Japan — 1.7%
Cosmo Energy Holdings Co. Ltd.	836	19,503
Idemitsu Kosan Co. Ltd.	2,200	80,018
Inpex Corp.	19,800	210,119
Japan Petroleum Exploration Co. Ltd.	100	2,073
JXTG Holdings Inc.	63,800	385,609

119

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Showa Shell Sekiyu KK	4,400	$68,160

		765,482

Malaysia — 0.0%
Hengyuan Refining Co. Bhd	2,200	2,524
Hibiscus Petroleum Bhd(a)	19,800	4,732
Petron Malaysia Refining & Marketing Bhd	2,200	3,785

		11,041

New Zealand — 0.0%
New Zealand Refining Co. Ltd. (The)	3,630	5,835

Norway — 1.3%
Aker BP ASA	2,112	59,801
DNO ASA	12,540	21,033
Equinor ASA	22,506	524,506

		605,340

Pakistan — 0.1%
Oil & Gas Development Co. Ltd.	15,400	16,615
Pakistan Oilfields Ltd.	2,711	9,635

		26,250

Philippines — 0.0%
Petron Corp.	83,600	13,077

Poland — 0.5%
Grupa Lotos SA	1,738	37,608
Lubelski Wegiel Bogdanka SA(a)	162	2,376
Polski Koncern Naftowy ORLEN SA	5,874	170,623

		210,607

Portugal — 0.3%
Galp Energia SGPS SA	9,614	158,002

Russia — 3.3%
LUKOIL PJSC	8,206	600,076
LUKOIL PJSC, ADR, NVS	1,408	103,488
Novatek PJSC, GDR, NVS(d)	1,760	299,376
Rosneft Oil Co. PJSC	8,820	55,737
Rosneft Oil Co. PJSC, GDR, NVS(d)	12,188	76,784
Surgutneftegas PJSC	74,800	30,556
Surgutneftegas PJSC, ADR, NVS	5,816	23,124
Tatneft PJSC	29,260	311,469

		1,500,610

South Africa — 0.1%
Exxaro Resources Ltd.	5,060	47,143

South Korea — 0.7%
SK Innovation Co. Ltd.	1,276	223,680
S-Oil Corp.	836	82,410

		306,090

Spain — 1.0%
Repsol SA	26,691	460,869

Sweden — 0.2%
Lundin Petroleum AB	3,586	94,367

Thailand — 0.5%
Bangchak Corp. PCL, NVDR	11,000	11,289
Banpu PCL, NVDR	46,200	23,741
Esso Thailand PCL, NVDR	17,600	6,582
IRPC PCL, NVDR	200,200	37,133
PTT Exploration & Production PCL, NVDR	26,431	106,086

Security	Shares	Value

Thailand (continued)
Thai Oil PCL, NVDR	22,000	$50,840

		235,671

Turkey — 0.1%
Tupras Turkiye Petrol Rafinerileri AS	2,376	56,533

United Kingdom — 16.9%
BP PLC	386,848	2,566,614
Cairn Energy PLC(a)	11,198	25,017
EnQuest PLC(a)	38,311	11,023
Faroe Petroleum PLC(a)	6,094	12,503
Gulf Keystone Petroleum Ltd.(a)	4,422	10,438
Hurricane Energy PLC(a)(b)	26,114	14,274
Nostrum Oil & Gas PLC(a)(b)	1,826	3,122
Ophir Energy PLC(a)	15,224	6,497
Premier Oil PLC(a)	16,742	15,092
Royal Dutch Shell PLC, Class A	88,638	2,680,311
Royal Dutch Shell PLC, Class B	73,238	2,238,461
Soco International PLC	4,796	4,455
Sound Energy PLC(a)	11,352	2,210
Stobart Group Ltd.	5,874	14,809
Tullow Oil PLC(a)	27,764	65,322

		7,670,148

United States — 48.0%
Anadarko Petroleum Corp.	9,966	527,201
Antero Resources Corp.(a)	4,004	52,572
Apache Corp.	7,480	262,772
Arch Coal Inc., Class A	374	30,395
Berry Petroleum Corp.	418	5,179
Bonanza Creek Energy Inc.(a)	308	8,171
Cabot Oil & Gas Corp.	8,580	215,873
California Resources Corp.(a)	858	20,541
Callon Petroleum Co.(a)(b)	4,334	37,056
Carrizo Oil & Gas Inc.(a)	1,804	30,866
Centennial Resource Development Inc./DE, Class A(a)	2,992	46,436
Chaparral Energy Inc., Class A(a)	704	7,005
Chesapeake Energy Corp.(a)(b)	17,886	52,227
Chevron Corp.	37,202	4,424,806
Cimarex Energy Co.	1,892	155,106
CNX Resources Corp.(a)(b)	3,542	49,021
Concho Resources Inc.(a)	3,872	504,676
ConocoPhillips	22,726	1,504,007
CONSOL Energy Inc.(a)	396	13,607
Continental Resources Inc./OK(a)	1,804	82,479
CVR Energy Inc.	616	23,248
Delek U.S. Holdings Inc.	1,496	59,526
Denbury Resources Inc.(a)	8,514	19,242
Devon Energy Corp.	9,900	267,597
Diamondback Energy Inc.	3,019	333,287
Eclipse Resources Corp.(a)	638	715
EOG Resources Inc.	11,220	1,159,138
EQT Corp.	5,214	97,554
Extraction Oil & Gas Inc.(a)	2,178	12,415
Exxon Mobil Corp.	82,368	6,548,257
Gran Tierra Energy Inc.(a)(b)	7,106	18,973
Gulfport Energy Corp.(a)	3,014	25,679
Halcon Resources Corp.(a)	2,266	6,345
Hess Corp.	5,280	284,539
HighPoint Resources Corp.(a)(b)	2,354	7,674
HollyFrontier Corp.	3,234	202,028
Jagged Peak Energy Inc.(a)	1,056	12,081

120

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Kosmos Energy Ltd.(a)	4,400	$23,672
Laredo Petroleum Inc.(a)(b)	3,036	13,267
Marathon Oil Corp.	16,544	276,119
Marathon Petroleum Corp.	13,442	875,881
Matador Resources Co.(a)(b)	2,002	45,646
Murphy Oil Corp.	3,322	105,972
Newfield Exploration Co.(a)	3,916	66,376
Noble Energy Inc.	9,416	223,536
Northern Oil and Gas Inc.(a)	2,024	5,141
Oasis Petroleum Inc.(a)	5,368	38,327
Occidental Petroleum Corp.	14,850	1,043,509
Par Pacific Holdings Inc.(a)	374	6,328
Parsley Energy Inc., Class A(a)	4,752	95,658
PBF Energy Inc., Class A	2,244	86,798
PDC Energy Inc.(a)	1,276	43,307
Peabody Energy Corp.	1,562	48,641
Penn Virginia Corp.(a)(b)	198	11,514
Pioneer Natural Resources Co.	3,300	487,575
QEP Resources Inc.(a)	4,488	36,039
Range Resources Corp.(b)	4,818	70,102
Resolute Energy Corp.(a)(b)	440	15,646
Ring Energy Inc.(a)	1,056	7,381
SandRidge Energy Inc.(a)(b)	308	3,018
SM Energy Co.	2,046	41,738
Southwestern Energy Co.(a)(b)	11,528	55,565
SRC Energy Inc.(a)	4,840	27,927
Talos Energy Inc.(a)	462	8,926
Tellurian Inc.(a)(b)	1,496	10,816
Texas Pacific Land Trust	132	76,453
Valero Energy Corp.	8,360	667,964
W&T Offshore Inc.(a)	1,782	10,353
Whiting Petroleum Corp.(a)	1,728	52,307
WildHorse Resource Development Corp.(a)	374	6,912
WPX Energy Inc.(a)	8,184	114,167

		21,810,875

Total Common Stocks — 98.1% (Cost: $46,580,320)		44,603,701

Security	Shares	Value

Preferred Stocks

Brazil — 1.1%
Petroleo Brasileiro SA, Preference Shares, NVS	74,800	$491,486

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	145,200	81,868

Total Preferred Stocks — 1.2% (Cost: $345,267)		573,354

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(e)(f)(g)	277,489	277,516
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(e)(f)	26,638	26,638

		304,154

Total Short-Term Investments — 0.7% (Cost: $304,131)		304,154

Total Investments in Securities — 100.0% (Cost: $47,229,718)		45,481,209

Other Assets, Less Liabilities — (0.0)%		(9,336)

Net Assets — 100.0%		$45,471,873

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	554,418	(276,929)	277,489	$277,516	$2,216	(a)	$34	$(138)
BlackRock Cash Funds: Treasury, SL Agency Shares	70,523	(43,885)	26,638	26,638	219		—	—

				$304,154	$2,435		$34	$(138)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

121

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Global Energy Producers ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$44,603,701	$—	$—	$44,603,701
Preferred Stocks	573,354	—	—	573,354
Money Market Funds	304,154	—	—	304,154

	$45,481,209	$—	$—	$45,481,209

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

122

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Global Gold Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 13.2%
Newcrest Mining Ltd.	1,148,574	$17,403,984
Resolute Mining Ltd.(a)	1,631,214	1,131,634
St. Barbara Ltd.	1,162,962	3,770,683
Westgold Resources Ltd.(b)	1,124,099	816,769

		23,123,070

Canada — 48.8%
Agnico Eagle Mines Ltd.	222,033	7,806,487
Alacer Gold Corp.(b)	1,014,090	1,579,389
Alamos Gold Inc., Class A	854,868	2,746,435
Barrick Gold Corp.	1,790,046	22,801,504
Centerra Gold Inc.(b)	546,729	2,221,305
China Gold International Resources Corp. Ltd.(b)	936,404	1,268,172
Detour Gold Corp.(b)	314,391	2,334,692
Eldorado Gold Corp.(a)(b)	1,705,930	975,477
Endeavour Mining Corp.(a)(b)	143,048	1,782,315
Goldcorp Inc.	1,250,853	11,594,695
Guyana Goldfields Inc.(b)	485,921	493,562
IAMGOLD Corp.(b)	955,375	2,896,818
Kinross Gold Corp.(b)	2,257,427	6,114,466
Kirkland Lake Gold Ltd.	369,827	7,663,107
New Gold Inc.(b)	1,349,006	1,045,427
Premier Gold Mines Ltd.(b)	443,015	523,312
SEMAFO Inc.(b)	907,768	1,639,187
SSR Mining Inc.(b)	239,850	2,544,493
Tahoe Resources Inc.(b)	593,452	2,098,581
Torex Gold Resources Inc.(b)	162,472	1,274,985
Yamana Gold Inc.	1,947,693	4,059,220

		85,463,629

Jersey — 1.8%
Polymetal International PLC	323,074	3,235,027

Peru — 3.0%
Cia. de Minas Buenaventura SAA, ADR, NVS	365,851	5,173,133

South Africa — 9.5%
AngloGold Ashanti Ltd.	744,034	7,465,425
Gold Fields Ltd.	1,672,510	4,868,116
Harmony Gold Mining Co. Ltd.	1,286,436	1,936,206
Sibanye Gold Ltd.(a)(b)	3,935,513	2,412,466

		16,682,213

Security	Shares	Value

Turkey — 1.0%
Koza Altin Isletmeleri AS(b)	177,989	$1,781,806

United Kingdom — 6.4%
Acacia Mining PLC(b)	120,143	283,664
Centamin PLC	2,364,679	3,148,339
Randgold Resources Ltd.	97,750	7,817,406

		11,249,409

United States — 16.2%
McEwen Mining Inc.(a)	911,270	1,603,835
Newmont Mining Corp.	825,760	26,705,079

		28,308,914

Total Common Stocks — 99.9% (Cost: $245,617,984)		175,017,201

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(c)(d)(e)	6,276,758	6,277,386
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	80,126	80,126

		6,357,512

Total Short-Term Investments — 3.6% (Cost: $6,357,055)		6,357,512

Total Investments in Securities — 103.5% (Cost: $251,975,039)		181,374,713

Other Assets, Less Liabilities — (3.5)%		(6,184,722)

Net Assets — 100.0%		$175,189,991

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,281,703	(2,004,945)	6,276,758	$6,277,386	$27,788	(a)	$154	$(1,632)
BlackRock Cash Funds: Treasury, SL Agency Shares	114,042	(33,916)	80,126	80,126	682		—	—

				$6,357,512	$28,470		$154	$(1,632)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

123

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Global Gold Miners ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$175,017,201	$—	$—	$175,017,201
Money Market Funds	6,357,512	—	—	6,357,512

	$181,374,713	$—	$—	$181,374,713

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

124

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 19.0%
Altura Mining Ltd.(a)(b)	437,095	$63,838
Alumina Ltd.	1,108,755	1,805,560
Ausdrill Ltd.	228,790	242,257
BHP Billiton Ltd.	1,407,175	31,536,724
BlueScope Steel Ltd.	243,380	1,995,888
Fortescue Metals Group Ltd.	674,455	1,970,083
Galaxy Resources Ltd.(a)(b)	168,315	331,862
Iluka Resources Ltd.	190,705	1,123,847
Independence Group NL(b)	225,320	625,252
Kidman Resources Ltd.(a)(b)	155,654	152,313
Lynas Corp. Ltd.(a)(b)	293,690	450,381
Mineral Resources Ltd.	71,810	799,699
Orocobre Ltd.(a)(b)	98,470	310,641
OZ Minerals Ltd.	139,320	881,055
Pilbara Minerals Ltd.(a)(b)	677,250	415,432
Rio Tinto Ltd.	164,045	8,778,494
Sandfire Resources NL	75,035	350,684
Sims Metal Management Ltd.	73,315	572,860
South32 Ltd.	2,261,155	5,118,746
Syrah Resources Ltd.(a)(b)	149,640	178,118
Western Areas Ltd.(b)	126,850	201,938

		57,905,672

Austria — 0.5%
voestalpine AG	50,095	1,664,734

Belgium — 0.1%
Bekaert SA	15,265	398,564

Brazil — 6.5%
Cia. Siderurgica Nacional SA(a)	258,000	590,601
Vale SA	1,397,562	19,043,892

		19,634,493

Canada — 4.3%
Altius Minerals Corp.(b)	19,780	191,981
First Quantum Minerals Ltd.	305,515	2,804,366
HudBay Minerals Inc.	121,045	613,831
Ivanhoe Mines Ltd., Class A(a)	238,865	476,256
Labrador Iron Ore Royalty Corp.	26,875	537,662
Largo Resources Ltd.(a)	130,075	358,193
Lithium Americas Corp.(a)(b)	22,360	84,958
Lucara Diamond Corp.	147,920	210,344
Lundin Mining Corp.	280,575	1,222,278
Major Drilling Group International Inc.(a)	40,420	144,759
Mountain Province Diamonds Inc.	63,425	80,647
Nemaska Lithium Inc.(a)(b)	268,965	161,893
Nevsun Resources Ltd.	142,565	638,223
Stelco Holdings Inc.	10,750	156,911
Stornoway Diamond Corp.(a)(b)	35,604	5,090
Teck Resources Ltd., Class B	222,740	4,509,769
Trevali Mining Corp.(a)	258,215	94,225
Turquoise Hill Resources Ltd.(a)	432,365	774,230

		13,065,616

Chile — 0.1%
CAP SA	31,175	286,496

China — 1.8%
Aluminum Corp. of China Ltd., Class H(a)	1,720,000	615,404
Angang Steel Co. Ltd., Class A	65,464	51,951
Angang Steel Co. Ltd., Class H	430,000	351,110

Security	Shares	Value

China (continued)
Baoshan Iron & Steel Co. Ltd., Class A	107,599	$103,951
Chiho Environmental Group Ltd.(a)(b)	430,000	136,268
China Hongqiao Group Ltd.	967,500	599,607
China Metal Recycling Holdings Ltd.(a)(c)	132,000	—
China Molybdenum Co. Ltd., Class H	1,935,000	788,762
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	43,000	60,149
China Oriental Group Co. Ltd.	430,000	275,833
China Zhongwang Holdings Ltd.	688,000	317,373
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	86,098	18,938
Inner Mongolia Eerduosi Resourses Co. Ltd., Class B	221,596	201,652
Jiangxi Copper Co. Ltd., Class H	645,000	778,871
Jinchuan Group International Resources Co. Ltd.(a)(b)	645,000	56,046
Jinduicheng Molybdenum Co. Ltd., Class A	86,000	73,811
Maanshan Iron & Steel Co. Ltd., Class H	860,000	395,617
MMG Ltd.(a)	866,000	429,362
North Mining Shares Co. Ltd.(a)	6,250,000	19,966
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	43,000	25,778
Shougang Fushan Resources Group Ltd.	860,000	180,226
Tiangong International Co. Ltd.(b)	430,000	92,311
Tongling Nonferrous Metals Group Co. Ltd., Class A	215,000	63,364

		5,636,350

Egypt — 0.1%
Ezz Steel Co.(a)	157,535	168,970

Finland — 0.2%
Outokumpu OYJ	144,695	601,915

France — 0.3%
APERAM SA	21,285	599,848
Eramet, NVS	4,085	329,548

		929,396

Germany — 1.7%
Aurubis AG	16,985	924,640
Salzgitter AG	17,200	551,913
thyssenkrupp AG	191,350	3,573,742

		5,050,295

India — 2.3%
APL Apollo Tubes Ltd.	2,622	48,584
Hindalco Industries Ltd.	512,274	1,662,621
Jindal Saw Ltd.	51,493	60,437
Jindal Stainless Ltd.(a)	32,699	17,406
Jindal Steel & Power Ltd.(a)	178,131	393,731
JSW Steel Ltd.	389,227	1,754,998
MOIL Ltd.	28,447	68,408
National Aluminium Co. Ltd.	213,431	206,556
Tata Steel Ltd., GDR(b)(d)	155,148	1,182,228
Vedanta Ltd., ADR, NVS	143,534	1,600,404
Welspun Corp. Ltd.	24,410	53,832

		7,049,205

Indonesia — 0.1%
Aneka Tambang Tbk	4,020,538	172,881
Krakatau Steel Persero Tbk PT(a)	1,333,053	38,214
Timah Tbk PT	1,505,067	65,769

		276,864

Japan — 7.7%
Asahi Holdings Inc.	21,500	445,148
Daido Steel Co. Ltd.	19,000	768,868
Dowa Holdings Co. Ltd.	21,500	708,146

125

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hitachi Metals Ltd.	86,000	$967,926
JFE Holdings Inc.	215,000	3,789,718
Kobe Steel Ltd.	129,000	1,061,083
Kyoei Steel Ltd.	21,500	416,557
Maruichi Steel Tube Ltd.	32,000	949,714
Mitsubishi Materials Corp.	43,000	1,206,121
Mitsui Mining & Smelting Co. Ltd.	27,600	630,267
Nakayama Steel Works Ltd.	21,500	110,766
Neturen Co. Ltd.	21,500	193,888
Nippon Denko Co. Ltd.	43,800	103,376
Nippon Light Metal Holdings Co. Ltd.	258,000	577,120
Nippon Steel & Sumitomo Metal Corp.	322,540	5,896,900
Nisshin Steel Co. Ltd.	21,500	277,389
Sumitomo Metal Mining Co. Ltd.	107,500	3,128,908
Toho Titanium Co. Ltd.	21,500	264,135
Tokyo Steel Manufacturing Co. Ltd.	64,500	555,535
UACJ Corp.	21,538	450,866
Yamato Kogyo Co. Ltd.	21,500	561,973
Yodogawa Steel Works Ltd.	21,500	459,916

		23,524,320

Malaysia — 0.2%
Press Metal Aluminium Holdings Bhd	623,500	709,251

Mexico — 1.1%
Grupo Mexico SAB de CV, Series B	1,526,500	3,149,673
Industrias CH SAB de CV, Series B(a)	64,500	279,041

		3,428,714

Netherlands — 2.5%
AMG Advanced Metallurgical Group NV	13,545	599,957
ArcelorMittal	293,475	6,650,727
Constellium NV, Class A(a)(b)	55,040	461,786

		7,712,470

Norway — 0.9%
Norsk Hydro ASA	589,530	2,775,226

Pakistan — 0.0%
International Steels Ltd.	43,000	24,665

Peru — 0.5%
Southern Copper Corp.	43,645	1,461,235

Poland — 0.7%
Boryszew SA(a)	43,645	54,695
Jastrzebska Spolka Weglowa SA(a)	23,005	398,145
KGHM Polska Miedz SA(a)	61,705	1,460,577
Stalprodukt SA	987	84,628

		1,998,045

Russia — 3.5%
Alrosa PJSC	1,139,502	1,695,659
Magnitogorsk Iron & Steel Works PJSC	946,000	661,327
Mechel PJSC, ADR, NVS(a)	37,625	95,567
MMC Norilsk Nickel PJSC	28,165	5,358,512
Novolipetsk Steel PJSC	524,600	1,240,815
Raspadskaya OJSC(a)	73,100	136,663
Severstal PJSC	88,150	1,320,160

		10,508,703

South Africa — 1.0%
African Rainbow Minerals Ltd.	48,160	420,012
Anglo American Platinum Ltd.	23,865	765,883
Impala Platinum Holdings Ltd.(a)	308,310	733,741

Security	Shares	Value

South Africa (continued)
Kumba Iron Ore Ltd.	27,520	$491,346
Northam Platinum Ltd.(a)	152,865	444,718
Royal Bafokeng Platinum Ltd.(a)	35,690	66,277

		2,921,977

South Korea — 3.6%
Dongkuk Steel Mill Co. Ltd.	24,510	162,897
Hyundai Steel Co.	34,400	1,322,664
Jenax Inc.(a)	6,050	98,769
KISWIRE Ltd.(b)	2,365	47,893
Korea Zinc Co. Ltd.	3,870	1,469,008
Poongsan Corp.	8,815	221,368
POSCO	34,400	7,595,343
Seah Besteel Corp.	645	9,609
SeAH Steel Holdings Corp.	1	46
Young Poong Corp.	215	138,864

		11,066,461

Spain — 0.3%
Acerinox SA	73,315	730,164
Tubacex SA(a)(b)	53,535	181,542

		911,706

Sweden — 1.4%
Boliden AB	119,970	2,687,794
Granges AB	37,195	377,218
SSAB AB, Class A	102,604	366,962
SSAB AB, Class B	248,970	721,926

		4,153,900

Switzerland — 0.0%
Schmolz + Bickenbach AG, Registered(a)	164,690	98,054

Taiwan — 2.0%
China Metal Products	215,011	216,746
China Steel Corp.	5,590,612	4,356,109
Chung Hung Steel Corp.(a)	436,000	164,200
Feng Hsin Steel Co. Ltd.	215,000	411,133
Hsin Kuang Steel Co. Ltd.	215,000	227,205
TA Chen Stainless Pipe	215,610	298,899
Tung Ho Steel Enterprise Corp.	430,000	291,771
Yieh Phui Enterprise Co. Ltd.	471,887	149,372

		6,115,435

Turkey — 0.4%
Borusan Mannesmann Boru Sanayi ve Ticaret AS	2,548	3,888
Eregli Demir ve Celik Fabrikalari TAS	609,740	881,619
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(a)	11,610	4,512
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	361,415	174,189
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	90,515	133,979

		1,198,187

United Kingdom — 24.1%
Anglo American PLC	464,400	9,280,179
Antofagasta PLC	173,290	1,769,691
BHP Group PLC, NVS(a)	930,950	17,836,002
Central Asia Metals PLC	77,400	209,854
Ferrexpo PLC	127,925	286,124
Glencore PLC	5,093,565	18,856,511
Hill & Smith Holdings PLC	35,045	535,226
KAZ Minerals PLC	108,046	759,862
Petra Diamonds Ltd.(a)(b)	366,152	196,867

126

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rio Tinto PLC	516,860	$23,470,255

		73,200,571

United States — 11.7%
AK Steel Holding Corp.(a)	137,385	423,146
Alcoa Corp.(a)(b)	81,700	2,598,877
Allegheny Technologies Inc.(a)(b)	55,470	1,456,642
Carpenter Technology Corp.	20,425	879,909
Century Aluminum Co.(a)(b)	22,790	204,654
Cleveland-Cliffs Inc.(a)	124,700	1,157,216
Commercial Metals Co.	50,525	973,617
Compass Minerals International Inc.	15,910	797,091
Freeport-McMoRan Inc.	606,085	7,236,655
Haynes International Inc.	5,375	177,214
Kaiser Aluminum Corp.	8,600	840,478
Materion Corp.	9,890	522,983
Nucor Corp.	138,675	8,377,357
Reliance Steel & Aluminum Co.	31,390	2,525,325
Ryerson Holding Corp.(a)	6,880	56,347
Schnitzer Steel Industries Inc., Class A	11,610	325,196
Steel Dynamics Inc.	103,415	3,640,208
SunCoke Energy Inc.(a)	24,725	241,316
TimkenSteel Corp.(a)	15,265	168,526
U.S. Steel Corp.	78,475	1,809,633
Warrior Met Coal Inc.	17,630	417,831
Worthington Industries Inc.	19,780	819,288

		35,649,509

Total Common Stocks — 98.6% (Cost: $357,005,163)		300,126,999

Preferred Stocks

Brazil — 1.1%
Bradespar SA, Preference Shares, NVS	107,500	881,684

Security	Shares	Value

Brazil (continued)
Gerdau SA, Preference Shares, NVS	451,500	$1,803,763
Metalurgica Gerdau SA, Preference Shares, NVS	279,500	528,012

		3,213,459

Total Preferred Stocks — 1.1% (Cost: $1,610,955)		3,213,459

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(e)(f)(g)	5,957,227	5,957,823
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(e)(f)	310,224	310,224

		6,268,047

Total Short-Term Investments — 2.0% (Cost: $6,267,514)		6,268,047

Total Investments in Securities — 101.7% (Cost: $364,883,632)		309,608,505

Other Assets, Less Liabilities — (1.7)%		(5,319,778)

Net Assets — 100.0%		$304,288,727

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,214,268	(7,257,041)	5,957,227	$5,957,823	$62,140	(a)	$440	$(1,419)
BlackRock Cash Funds: Treasury, SL Agency Shares	469,147	(158,923)	310,224	310,224	2,544		—	—

				$6,268,047	$64,684		$440	$(1,419)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

127

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Global Metals & Mining Producers ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$300,126,999	$—	$0	(a)	$300,126,999
Preferred Stocks	3,213,459	—	—		3,213,459
Money Market Funds	6,268,047	—	—		6,268,047

	$309,608,505	$—	$0	(a)	$309,608,505

(a)	Rounds to less than $1.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

128

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Global Silver Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 60.8%
Americas Silver Corp.(a)(b)	173,188	$231,942
Dundee Precious Metals Inc.(a)	363,029	934,135
Eldorado Gold Corp.(a)	1,343,475	768,220
Endeavour Silver Corp.(a)(b)	366,668	681,416
Excellon Resources Inc.(a)	366,225	198,391
First Majestic Silver Corp.(a)(b)	355,070	1,704,422
Fortuna Silver Mines Inc.(a)	360,602	1,158,506
GoGold Resources Inc.(a)(b)	1,041,090	168,410
Golden Queen Mining Co. Ltd.	160,222	18,082
Great Panther Silver Ltd.(a)(b)	545,619	336,624
Levon Resources Ltd.(a)	1,792,465	168,579
Lundin Gold Inc.(a)	149,170	533,111
MAG Silver Corp.(a)(b)	163,451	1,104,349
Mandalay Resources Corp.(a)(b)	2,423,475	118,521
Maya Gold & Silver Inc.	47,550	74,414
Minco Silver Corp.(a)(b)	569,523	199,254
Pan American Silver Corp.	157,060	2,019,529
Premier Gold Mines Ltd.(a)	253,765	299,760
Seabridge Gold Inc.(a)(b)	92,839	1,090,375
Silvercorp Metals Inc.	431,192	840,258
SSR Mining Inc.(a)	190,399	2,019,883
Tahoe Resources Inc.(a)	612,111	2,164,564
Wheaton Precious Metals Corp.	655,844	10,293,361

		27,126,106

Japan — 3.5%
Asahi Holdings Inc.	75,600	1,565,263

Mexico — 5.3%
Industrias Penoles SAB de CV	209,455	2,387,153

Peru — 8.2%
Cia. de Minas Buenaventura SAA, ADR, NVS	258,198	3,650,920

United Kingdom — 10.2%
Fresnillo PLC	348,214	3,347,254

Security	Shares	Value

United Kingdom (continued)
Hochschild Mining PLC	578,126	$1,193,119

		4,540,373

United States — 11.5%
Coeur Mining Inc.(a)(b)	370,663	1,464,119
Gold Resource Corp.	86,209	329,318
Golden Minerals Co.(a)(b)	897,866	207,587
Hecla Mining Co.	842,723	2,005,681
McEwen Mining Inc.(b)	630,477	1,109,639

		5,116,344

Total Common Stocks — 99.5% (Cost: $62,884,759)		44,386,159

Short-Term Investments

Money Market Funds — 13.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(c)(d)(e)	5,947,430	5,948,025
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	40,325	40,325

		5,988,350

Total Short-Term Investments — 13.4% (Cost: $5,987,778)		5,988,350

Total Investments in Securities — 112.9% (Cost: $68,872,537)		50,374,509

Other Assets, Less Liabilities — (12.9)%		(5,736,793)

Net Assets — 100.0%		$44,637,716

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,592,922	(1,645,492)	5,947,430	$5,948,025	$62,072	(a)	$(253)	$(1,154)
BlackRock Cash Funds: Treasury, SL Agency Shares	32,226	8,099	40,325	40,325	186		—	—

				$5,988,350	$62,258		$(253)	$(1,154)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

129

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Global Silver Miners ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$44,386,159	$—	$—	$44,386,159
Money Market Funds	5,988,350	—	—	5,988,350

	$50,374,509	$—	$—	$50,374,509

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

130

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Hong Kong ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 0.5%
Minth Group Ltd.	3,474,000	$11,652,877

Banks — 7.4%
Bank of East Asia Ltd. (The)	5,798,610	19,524,438
BOC Hong Kong Holdings Ltd.	17,169,000	66,914,290
Hang Seng Bank Ltd.	3,548,200	81,884,154

		168,322,882

Biotechnology — 1.0%
BeiGene Ltd., ADR(a)	151,361	23,205,155

Capital Markets — 7.1%
Hong Kong Exchanges & Clearing Ltd.	5,495,400	160,106,214

Diversified Telecommunication Services — 1.6%
HKT Trust & HKT Ltd.	17,500,500	25,314,591
PCCW Ltd.	19,755,169	11,586,905

		36,901,496

Electric Utilities — 7.2%
CK Infrastructure Holdings Ltd.	3,074,500	23,375,747
CLP Holdings Ltd.	7,621,700	84,001,102
HK Electric Investments & HK Electric Investments Ltd.(b)	12,395,500	11,879,532
Power Assets Holdings Ltd.	6,436,500	43,591,285

		162,847,666

Equity Real Estate Investment Trusts (REITs) — 4.1%
Link REIT	9,813,500	93,423,090

Food & Staples Retailing — 0.6%
Dairy Farm International Holdings Ltd.	1,581,300	13,915,440

Food Products — 1.3%
WH Group Ltd.(c)	40,854,000	29,808,816

Gas Utilities — 3.8%
Hong Kong & China Gas Co. Ltd.	42,833,182	86,369,691

Hotels, Restaurants & Leisure — 7.8%
Galaxy Entertainment Group Ltd.	11,024,000	67,687,212
Melco Resorts & Entertainment Ltd., ADR	1,146,784	20,722,387
MGM China Holdings Ltd.(b)	4,433,888	7,569,465
Sands China Ltd.	11,247,200	48,649,359
Shangri-La Asia Ltd.	5,822,000	8,257,892
SJM Holdings Ltd.	9,223,000	8,308,744
Wynn Macau Ltd.	7,237,200	16,442,822

		177,637,881

Household Durables — 1.5%
Techtronic Industries Co. Ltd.	6,375,147	34,296,226

Industrial Conglomerates — 11.2%
CK Hutchison Holdings Ltd.	12,528,767	130,959,095
Jardine Matheson Holdings Ltd.	1,024,900	67,674,147
Jardine Strategic Holdings Ltd.	1,028,000	39,578,000
NWS Holdings Ltd.	7,231,000	15,209,055

		253,420,297

Insurance — 20.1%
AIA Group Ltd.	56,030,200	457,148,295

Security	Shares	Value

Real Estate Management & Development — 21.7%
CK Asset Holdings Ltd.	12,008,767	$86,470,181
Hang Lung Group Ltd.	4,123,000	11,432,655
Hang Lung Properties Ltd.	9,397,000	19,020,347
Henderson Land Development Co. Ltd.	6,126,148	31,469,335
Hongkong Land Holdings Ltd.	5,425,000	35,316,750
Hysan Development Co. Ltd.	2,913,000	13,921,503
Kerry Properties Ltd.	3,038,000	10,423,321
New World Development Co. Ltd.	28,410,066	38,191,086
Sino Land Co. Ltd.	15,318,000	26,346,392
Sun Hung Kai Properties Ltd.	7,393,000	105,334,249
Swire Pacific Ltd., Class A	2,310,000	25,533,016
Swire Properties Ltd.	5,445,800	18,962,790
Wharf Holdings Ltd. (The)	5,678,150	15,200,747
Wharf Real Estate Investment Co. Ltd.	5,635,150	33,879,667
Wheelock & Co. Ltd.	3,799,357	21,798,694

		493,300,733

Road & Rail — 1.6%
MTR Corp. Ltd.	7,079,583	36,728,885

Semiconductors & Semiconductor Equipment — 0.7%
ASM Pacific Technology Ltd.	1,416,000	14,475,290

Textiles, Apparel & Luxury Goods — 0.5%
Yue Yuen Industrial Holdings Ltd.	3,414,000	9,924,736

Total Common Stocks — 99.7% (Cost: $2,358,776,169)		2,263,485,670

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	1,022,732	1,022,834
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	1,474,687	1,474,687

		2,497,521

Total Short-Term Investments — 0.1% (Cost: $2,497,513)		2,497,521

Total Investments in Securities — 99.8% (Cost: $2,361,273,682)		2,265,983,191

Other Assets, Less Liabilities — 0.2%		4,785,857

Net Assets — 100.0%		$2,270,769,048

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

131

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Hong Kong ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,423,432	(17,400,700)	1,022,732	$1,022,834	$23,823	(a)	$464	$(749)
BlackRock Cash Funds: Treasury, SL Agency Shares	663,374	811,313	1,474,687	1,474,687	5,352		—	—

				$2,497,521	$29,175		$464	$(749)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	46	12/28/18	$7,798	$59,406

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,263,485,670	$—	$—	$2,263,485,670
Money Market Funds	2,497,521	—	—	2,497,521

	$2,265,983,191	$—	$—	$2,265,983,191

Derivative financial instruments(a)
Assets
Futures Contracts	$59,406	$—	$—	$59,406

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

132

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Elbit Systems Ltd.	27,365	$3,339,030

Banks — 21.3%
Bank Hapoalim BM	1,134,464	7,757,903
Bank Leumi Le-Israel BM	1,614,255	10,571,369
First International Bank of Israel Ltd.	55,329	1,243,398
Israel Discount Bank Ltd., Class A	1,322,738	4,558,168
Mizrahi Tefahot Bank Ltd.	164,574	2,981,261

		27,112,099

Biotechnology — 0.1%
UroGen Pharma Ltd.(a)	3,249	159,331

Building Products — 0.4%
Caesarstone Ltd.(b)	29,239	457,590

Chemicals — 3.9%
Israel Chemicals Ltd.	688,333	4,013,022
Israel Corp. Ltd. (The)	3,187	923,038

		4,936,060

Communications Equipment — 1.6%
Gilat Satellite Networks Ltd.(a)	16,825	159,364
Ituran Location and Control Ltd.	22,733	752,689
Radware Ltd.(a)	50,921	1,161,508

		2,073,561

Construction & Engineering — 1.4%
Elco Ltd.(b)	9,123	157,337
Electra Ltd./Israel	2,613	593,521
Shapir Engineering and Industry Ltd.	139,010	448,834
Shikun & Binui Ltd.(a)	283,293	524,961

		1,724,653

Diversified Telecommunication Services — 2.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,434,610	2,794,387

Electronic Equipment, Instruments & Components — 2.4%
Orbotech Ltd.(a)	53,546	3,106,739

Equity Real Estate Investment Trusts (REITs) — 0.6%
REIT 1 Ltd.	218,706	828,150

Food & Staples Retailing — 0.9%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,470	490,395
Shufersal Ltd.	99,569	651,252

		1,141,647

Food Products — 1.0%
Strauss Group Ltd.(b)	57,402	1,315,846

Health Care Equipment & Supplies — 0.8%
Mazor Robotics Ltd.(a)	36,340	1,052,500

Household Durables — 2.4%
SodaStream International Ltd.(a)	21,042	3,022,683

Independent Power and Renewable Electricity Producers — 0.4%
Kenon Holdings Ltd./Singapore	27,167	458,254

Insurance — 3.0%
Clal Insurance Enterprises Holdings Ltd.(a)	29,901	516,398
Harel Insurance Investments & Financial Services Ltd.	142,133	1,098,506
IDI Insurance Co. Ltd.	9,537	531,972
Menora Mivtachim Holdings Ltd.(b)	39,023	485,570
Migdal Insurance & Financial Holding Ltd.	539,880	622,557

Security	Shares	Value

Insurance (continued)
Phoenix Holdings Ltd. (The)	99,274	$597,674

		3,852,677

IT Services — 3.7%
Formula Systems 1985 Ltd.	5,636	219,155
Matrix IT Ltd.	50,215	559,658
Wix.com Ltd.(a)	41,329	3,892,365

		4,671,178

Leisure Products — 0.1%
Maytronics Ltd.	27,979	161,319

Machinery — 0.7%
Kornit Digital Ltd.(a)(b)	37,777	869,627

Oil, Gas & Consumable Fuels — 3.2%
Delek Group Ltd.	5,448	962,215
Jerusalem Oil Exploration(a)	12,117	760,071
Naphtha Israel Petroleum Corp. Ltd.(a)	56,562	388,458
Oil Refineries Ltd.	1,353,380	678,695
Paz Oil Co. Ltd.	8,856	1,354,898

		4,144,337

Pharmaceuticals — 17.0%
Teva Pharmaceutical Industries Ltd., ADR, NVS	1,004,561	21,638,244

Real Estate Management & Development — 8.1%
ADO Group Ltd.(a)	7,843	160,164
Africa Israel Properties Ltd.(a)	20,198	524,310
Airport City Ltd.(a)	100,536	1,248,828
Alony Hetz Properties & Investments Ltd.	131,265	1,261,977
Amot Investments Ltd.	164,933	818,705
Azrieli Group Ltd.	50,443	2,525,566
Bayside Land Corp.	1,075	473,076
Big Shopping Centers Ltd.	3,118	191,481
Blue Square Real Estate Ltd.	4,825	168,987
Brack Capital Properties NV(a)	1,603	164,283
Gazit-Globe Ltd.	123,912	986,258
Industrial Buildings Corp. Ltd.(a)	111,822	163,132
Jerusalem Economy Ltd.(a)	90,852	243,883
Melisron Ltd.	22,637	965,212
Norstar Holdings Inc.	19,943	294,149
Summit Real Estate Holdings Ltd.	19,050	168,535

		10,358,546

Semiconductors & Semiconductor Equipment — 1.5%
Nova Measuring Instruments Ltd.(a)	12,381	303,403
Tower Semiconductor Ltd.(a)	103,249	1,595,698

		1,899,101

Software — 18.8%
Check Point Software Technologies Ltd.(a)	135,206	15,117,383
CyberArk Software Ltd.(a)(b)	32,019	2,373,888
Hilan Ltd.	6,750	161,086
Nice Ltd.(a)	50,882	5,840,115
Sapiens International Corp. NV	39,318	461,616

		23,954,088

Specialty Retail — 0.2%
Delek Automotive Systems Ltd.	58,252	308,838

Textiles, Apparel & Luxury Goods — 0.3%
Delta-Galil Industries Ltd.(b)	14,134	372,174

Wireless Telecommunication Services — 1.2%
Cellcom Israel Ltd.(a)	94,635	676,590

133

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
Partner Communications Co. Ltd.(a)	151,505	$823,558

		1,500,148

Total Common Stocks — 99.8% (Cost: $131,269,287)		127,252,807

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(c)(d)(e)	2,174,544	2,174,762
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	69,364	69,364

		2,244,126

Total Short-Term Investments — 1.8% (Cost: $2,244,085)		2,244,126

Total Investments in Securities — 101.6% (Cost: $133,513,372)		129,496,933

Other Assets, Less Liabilities — (1.6)%		(2,040,803)

Net Assets — 100.0%		$127,456,130

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,120,644	(4,946,100)	2,174,544	$2,174,762	$4,569	(a)	$(49)	$(960)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,507	53,857	69,364	69,364	374		—	—

				$2,244,126	$4,943		$(49)	$(960)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$127,252,807	$—	$—	$127,252,807
Money Market Funds	2,244,126	—	—	2,244,126

	$129,496,933	$—	$—	$129,496,933

134

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Israel ETF

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

135

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Italy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Leonardo SpA(a)	302,993	$2,986,714

Auto Components — 1.2%
Pirelli & C SpA(b)(c)	284,519	1,999,887

Automobiles — 9.3%
Ferrari NV	72,007	7,870,901
Fiat Chrysler Automobiles NV(c)	466,066	7,689,693

		15,560,594

Banks — 21.5%
Intesa Sanpaolo SpA	7,958,635	18,454,868
Mediobanca Banca di Credito Finanziario SpA	442,529	3,911,224
UniCredit SpA	1,048,859	13,521,682

		35,887,774

Beverages — 2.1%
Davide Campari-Milano SpA, NVS	426,763	3,566,034

Diversified Financial Services — 2.7%
EXOR NV	74,943	4,403,935

Diversified Telecommunication Services — 2.8%
Telecom Italia SpA/Milano(a)(c)	7,210,700	4,692,849

Electric Utilities — 17.6%
Enel SpA	4,417,128	23,956,199
Terna Rete Elettrica Nazionale SpA	964,344	5,391,697

		29,347,896

Electrical Equipment — 1.9%
Prysmian SpA	171,427	3,138,569

Energy Equipment & Services — 2.3%
Tenaris SA	318,096	3,826,745

Insurance — 6.6%
Assicurazioni Generali SpA	472,559	7,966,970
Poste Italiane SpA(b)	405,376	3,077,049

		11,044,019

Machinery — 3.8%
CNH Industrial NV	655,054	6,378,491

Oil, Gas & Consumable Fuels — 17.2%
Eni SpA	1,376,742	22,206,899
Snam SpA	1,490,835	6,534,241

		28,741,140

Security	Shares	Value

Pharmaceuticals — 1.6%
Recordati SpA	83,529	$2,686,896

Textiles, Apparel & Luxury Goods — 2.2%
Moncler SpA	114,282	3,724,012

Transportation Infrastructure — 3.7%
Atlantia SpA	303,098	6,215,040

Total Common Stocks — 98.3% (Cost: $226,452,524)		164,200,595

Preferred Stocks

Diversified Telecommunication Services — 1.4%
Telecom Italia SpA/Milano, Preference Shares, NVS	4,219,622	2,374,979

Total Preferred Stocks — 1.4% (Cost: $3,960,811)		2,374,979

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	7,446,909	7,447,654
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	120,952	120,952

		7,568,606

Total Short-Term Investments — 4.5% (Cost: $7,568,544)		7,568,606

Total Investments in Securities — 104.2% (Cost: $237,981,879)		174,144,180

Other Assets, Less Liabilities — (4.2)%		(7,083,951)

Net Assets — 100.0%		$167,060,229

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

136

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Italy ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,072,916	(1,626,007)	7,446,909	$7,447,654	$7,186	(a)	$(488)	$(643)
BlackRock Cash Funds: Treasury, SL Agency Shares	142,515	(21,563)	120,952	120,952	932		—	—

				$7,568,606	$8,118		$(488)	$(643)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	2	12/21/18	$217	$5,223

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$164,200,595	$—	$—	$164,200,595
Preferred Stocks	2,374,979	—	—	2,374,979
Money Market Funds	7,568,606	—	—	7,568,606

	$174,144,180	$—	$—	$174,144,180

Derivative financial instruments(a)
Assets
Futures Contracts	$5,223	$—	$—	$5,223

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

137

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
SG Holdings Co. Ltd.	418,400	$10,239,838
Yamato Holdings Co. Ltd.	1,619,200	42,758,003

		52,997,841

Airlines — 0.3%
ANA Holdings Inc.	607,200	21,662,415
Japan Airlines Co. Ltd.	607,200	21,892,354

		43,554,769

Auto Components — 2.7%
Aisin Seiki Co. Ltd.	824,900	32,618,239
Bridgestone Corp.	3,036,000	122,990,753
Denso Corp.	2,226,400	102,879,091
Koito Manufacturing Co. Ltd.	607,200	32,565,812
NGK Spark Plug Co. Ltd.	809,600	16,626,924
Stanley Electric Co. Ltd.	607,200	17,673,236
Sumitomo Electric Industries Ltd.	3,845,600	53,933,228
Sumitomo Rubber Industries Ltd.	809,600	10,816,056
Toyoda Gosei Co. Ltd.	404,800	7,789,414
Toyota Industries Corp.	809,600	41,496,011
Yokohama Rubber Co. Ltd. (The)	607,200	12,705,480

		452,094,244

Automobiles — 7.8%
Honda Motor Co. Ltd.	8,298,400	234,006,841
Isuzu Motors Ltd.	2,834,000	40,332,400
Mazda Motor Corp.	2,833,600	30,195,121
Mitsubishi Motors Corp.	3,440,800	21,090,240
Nissan Motor Co. Ltd.	11,941,600	104,566,560
Subaru Corp.	3,058,100	67,948,801
Suzuki Motor Corp.	1,725,300	85,923,131
Toyota Motor Corp.	11,621,600	696,272,521
Yamaha Motor Co. Ltd.	1,416,800	29,134,549

		1,309,470,164

Banks — 6.4%
Aozora Bank Ltd.	607,200	19,945,892
Bank of Kyoto Ltd. (The)	275,100	13,228,058
Chiba Bank Ltd. (The)	3,036,000	19,919,155
Concordia Financial Group Ltd.	5,667,200	26,601,652
Fukuoka Financial Group Inc.	811,600	18,504,909
Japan Post Bank Co. Ltd.	2,024,000	23,635,614
Mebuki Financial Group Inc.	4,250,480	12,839,407
Mitsubishi UFJ Financial Group Inc.	59,704,880	328,363,695
Mizuho Financial Group Inc.	121,024,880	200,695,596
Resona Holdings Inc.	10,727,200	56,862,190
Seven Bank Ltd.	2,833,600	8,784,035
Shinsei Bank Ltd.	809,600	11,108,382
Shizuoka Bank Ltd. (The)	2,226,500	19,980,656
Sumitomo Mitsui Financial Group Inc.	6,684,500	246,246,266
Sumitomo Mitsui Trust Holdings Inc.	1,643,032	65,865,977
Yamaguchi Financial Group Inc.	881,600	9,130,441

		1,081,711,925

Beverages — 1.3%
Asahi Group Holdings Ltd.	1,821,600	76,264,962
Coca-Cola Bottlers Japan Holdings Inc.	607,200	17,379,128
Kirin Holdings Co. Ltd.	4,250,400	99,756,195
Suntory Beverage & Food Ltd.	677,700	28,409,089

		221,809,374

Building Products — 1.3%
AGC Inc./Japan	1,017,700	34,550,713

Security	Shares	Value

Building Products (continued)
Daikin Industries Ltd.	1,225,700	$136,116,927
LIXIL Group Corp.	1,416,800	18,354,142
TOTO Ltd.	713,300	27,608,573

		216,630,355

Capital Markets — 1.2%
Daiwa Securities Group Inc.	8,298,400	45,785,536
Japan Exchange Group Inc.	2,631,200	47,387,089
Nomura Holdings Inc.	17,608,800	79,305,507
SBI Holdings Inc./Japan	1,221,210	27,704,421

		200,182,553

Chemicals — 4.2%
Air Water Inc.	809,600	13,097,624
Asahi Kasei Corp.	6,476,800	70,899,713
Daicel Corp.	1,416,800	15,846,200
Hitachi Chemical Co. Ltd.	404,800	6,402,649
JSR Corp.	1,012,000	16,193,783
Kaneka Corp.	263,800	9,873,624
Kansai Paint Co. Ltd.	808,800	15,150,309
Kuraray Co. Ltd.	1,619,200	25,154,283
Mitsubishi Chemical Holdings Corp.	6,476,800	52,966,592
Mitsubishi Gas Chemical Co. Inc.	838,100	13,757,978
Mitsui Chemicals Inc.	808,800	20,520,941
Nippon Paint Holdings Co. Ltd.(a)	809,600	28,697,842
Nissan Chemical Corp.	607,200	32,940,132
Nitto Denko Corp.	819,200	44,751,190
Shin-Etsu Chemical Co. Ltd.	1,870,800	166,979,815
Showa Denko KK	607,200	24,330,779
Sumitomo Chemical Co. Ltd.	7,689,600	41,715,487
Taiyo Nippon Sanso Corp.(a)	607,200	10,224,275
Teijin Ltd.	1,012,000	17,468,252
Toray Industries Inc.	7,084,000	55,542,802
Tosoh Corp.	1,416,800	19,963,716

		702,477,986

Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co. Ltd.	1,237,400	28,616,578
Park24 Co. Ltd.	607,200	16,389,855
Secom Co. Ltd.	1,019,800	86,272,116
Sohgo Security Services Co. Ltd.	404,800	19,036,830
Toppan Printing Co. Ltd.	1,281,700	20,633,620

		170,948,999

Construction & Engineering — 0.9%
JGC Corp.	1,012,000	14,776,715
Kajima Corp.	2,226,400	30,802,945
Obayashi Corp.	3,238,400	32,284,182
Shimizu Corp.	2,833,600	24,206,006
Taisei Corp.	1,012,000	44,472,743

		146,542,591

Construction Materials — 0.1%
Taiheiyo Cement Corp.	607,200	20,534,108

Consumer Finance — 0.2%
Acom Co. Ltd.(a)	1,830,600	6,722,679
AEON Financial Service Co. Ltd.	607,270	11,765,689
Credit Saison Co. Ltd.	809,600	10,388,263

		28,876,631

Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd.	809,600	18,430,788

138

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.1%
Benesse Holdings Inc.	404,800	$12,013,879

Diversified Financial Services — 0.8%
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,034,000	11,088,032
ORIX Corp.	6,679,200	108,202,452
Tokyo Century Corp.	209,200	9,985,592

		129,276,076

Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.	3,464,400	142,786,367

Electric Utilities — 1.3%
Chubu Electric Power Co. Inc.	3,036,000	45,506,578
Chugoku Electric Power Co. Inc. (The)	1,416,800	17,892,481
Kansai Electric Power Co. Inc. (The)	3,643,200	54,672,063
Kyushu Electric Power Co. Inc.	1,821,600	21,384,349
Tohoku Electric Power Co. Inc.	2,226,400	29,097,117
Tokyo Electric Power Co. Holdings Inc.(b)	7,488,800	45,440,627

		213,993,215

Electrical Equipment — 1.8%
Fuji Electric Co. Ltd.	607,200	19,063,567
Mitsubishi Electric Corp.	9,310,400	122,826,765
Nidec Corp.	1,146,900	152,717,992

		294,608,324

Electronic Equipment, Instruments & Components — 5.4%
Alps Electric Co. Ltd.	1,012,700	23,464,674
Hamamatsu Photonics KK	607,200	21,122,325
Hirose Electric Co. Ltd.	202,458	21,342,336
Hitachi High-Technologies Corp.	404,800	14,420,220
Hitachi Ltd.	4,859,600	140,716,555
Keyence Corp.	489,152	265,361,191
Kyocera Corp.	1,619,200	87,341,260
Murata Manufacturing Co. Ltd.	925,800	141,173,289
Nippon Electric Glass Co. Ltd.	404,900	10,875,782
Omron Corp.	1,012,000	44,472,743
Shimadzu Corp.	1,215,100	28,400,488
TDK Corp.	626,000	49,341,259
Yaskawa Electric Corp.	1,214,400	37,859,762
Yokogawa Electric Corp.	1,214,400	22,309,453

		908,201,337

Entertainment — 1.5%
DeNA Co. Ltd.	607,200	11,261,675
Konami Holdings Corp.	457,700	20,476,583
Nexon Co. Ltd.(b)	2,237,400	26,442,896
Nintendo Co. Ltd.	564,400	172,028,921
Toho Co. Ltd./Tokyo	607,200	21,122,325

		251,332,400

Equity Real Estate Investment Trusts (REITs) — 1.2%
Daiwa House REIT Investment Corp.	8,096	18,345,229
Japan Prime Realty Investment Corp.	4,048	15,810,550
Japan Real Estate Investment Corp.	6,072	33,528,349
Japan Retail Fund Investment Corp.	14,348	27,508,231
Nippon Building Fund Inc.	6,479	40,340,405
Nippon Prologis REIT Inc.	8,096	16,762,392
Nomura Real Estate Master Fund Inc.	20,308	27,113,103
United Urban Investment Corp.	16,200	25,780,185

		205,188,444

Food & Staples Retailing — 2.1%
Aeon Co. Ltd.	3,238,400	77,601,818
FamilyMart UNY Holdings Co. Ltd.	319,500	45,329,326

Security	Shares	Value

Food & Staples Retailing (continued)
Lawson Inc.	246,400	$16,122,871
Seven & i Holdings Co. Ltd.	3,845,680	167,408,157
Sundrug Co. Ltd.	404,800	13,653,756
Tsuruha Holdings Inc.	202,400	19,963,717
Welcia Holdings Co. Ltd.	203,200	10,289,740

		350,369,385

Food Products — 1.7%
Ajinomoto Co. Inc.	2,428,800	41,977,279
Calbee Inc.	408,600	13,530,040
Kikkoman Corp.	809,600	47,199,929
MEIJI Holdings Co. Ltd.	607,256	47,756,901
NH Foods Ltd.	468,700	17,377,605
Nisshin Seifun Group Inc.	1,012,075	21,257,586
Nissin Foods Holdings Co. Ltd.	284,700	18,378,256
Toyo Suisan Kaisha Ltd.	404,800	13,867,653
Yakult Honsha Co. Ltd.	607,200	45,720,475
Yamazaki Baking Co. Ltd.	607,200	12,742,911

		279,808,635

Gas Utilities — 0.6%
Osaka Gas Co. Ltd.	1,842,700	33,575,925
Toho Gas Co. Ltd.	404,800	16,363,118
Tokyo Gas Co. Ltd.	2,024,000	52,128,472

		102,067,515

Health Care Equipment & Supplies — 1.9%
Asahi Intecc Co. Ltd.	406,400	19,040,493
Hoya Corp.	2,024,000	122,990,753
Olympus Corp.	1,430,100	40,239,274
Sysmex Corp.	809,600	43,128,757
Terumo Corp.	1,619,200	95,326,746

		320,726,023

Health Care Providers & Services — 0.4%
Alfresa Holdings Corp.	1,012,000	26,915,367
Medipal Holdings Corp.	809,600	18,537,737
Suzuken Co. Ltd./Aichi Japan	404,840	21,783,993

		67,237,097

Health Care Technology — 0.2%
M3 Inc.	2,226,400	35,959,644

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Holdings Co. Japan Ltd.	404,800	18,145,592
Oriental Land Co. Ltd./Japan	1,012,000	100,665,258

		118,810,850

Household Durables — 3.6%
Casio Computer Co. Ltd.	1,012,400	14,113,864
Iida Group Holdings Co. Ltd.	809,680	14,282,598
Nikon Corp.	1,619,200	25,382,439
Panasonic Corp.	11,341,215	116,308,629
Rinnai Corp.	202,400	14,509,344
Sekisui Chemical Co. Ltd.	1,821,600	29,549,865
Sekisui House Ltd.	3,036,000	45,747,213
Sharp Corp./Japan(a)	1,012,800	15,020,301
Sony Corp.(a)	6,476,800	338,641,670

		613,555,923

Household Products — 0.7%
Lion Corp.	1,214,400	23,945,765
Pigeon Corp.	609,600	25,098,019
Unicharm Corp.	2,024,000	63,349,150

		112,392,934

139

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	809,600	$20,833,564

Industrial Conglomerates — 0.8%
Keihan Holdings Co. Ltd.	404,800	16,897,860
Seibu Holdings Inc.	1,214,400	22,437,791
Toshiba Corp.(b)	3,274,300	101,501,858

		140,837,509

Insurance — 3.3%
Dai-ichi Life Holdings Inc.	5,465,900	95,214,004
Japan Post Holdings Co. Ltd.	8,102,800	98,617,962
MS&AD Insurance Group Holdings Inc.	2,428,840	73,688,717
Sompo Holdings Inc.	1,619,250	62,545,403
Sony Financial Holdings Inc.	809,600	16,969,159
T&D Holdings Inc.	2,833,600	40,251,843
Tokio Marine Holdings Inc.	3,440,800	169,843,100

		557,130,188

Interactive Media & Services — 0.4%
Kakaku.com Inc.	607,200	12,213,517
LINE Corp.(a)(b)	412,500	14,821,664
Yahoo Japan Corp.	14,370,400	41,130,603

		68,165,784

Internet & Direct Marketing Retail — 0.3%
Rakuten Inc.	4,452,800	35,842,001
ZOZO Inc.	1,012,700	22,519,309

		58,361,310

IT Services — 1.1%
Fujitsu Ltd.	1,014,500	62,424,584
Nomura Research Institute Ltd.	607,204	26,657,085
NTT Data Corp.	3,238,400	37,645,865
Obic Co. Ltd.	404,800	34,972,153
Otsuka Corp.	452,800	15,232,902

		176,932,589

Leisure Products — 0.9%
Bandai Namco Holdings Inc.	1,012,098	42,516,138
Sankyo Co. Ltd.	202,400	8,092,435
Sega Sammy Holdings Inc.	809,600	11,422,098
Shimano Inc.	404,800	59,106,860
Yamaha Corp.	607,300	26,153,210

		147,290,741

Machinery — 5.4%
Amada Holdings Co. Ltd.	1,619,200	17,568,070
Daifuku Co. Ltd.	504,800	25,829,045
FANUC Corp.	1,012,000	172,810,920
Hino Motors Ltd.	1,214,400	12,406,024
Hitachi Construction Machinery Co. Ltd.	607,200	16,764,174
Hoshizaki Corp.	256,900	19,932,092
IHI Corp.	809,600	24,633,800
JTEKT Corp.	1,012,000	12,869,467
Kawasaki Heavy Industries Ltd.	809,600	18,844,322
Komatsu Ltd.	4,655,200	124,343,651
Kubota Corp.	5,060,000	86,316,336
Kurita Water Industries Ltd.	404,800	10,855,271
Makita Corp.	1,214,400	47,645,548
MINEBEA MITSUMI Inc.	2,024,000	32,833,184
MISUMI Group Inc.	1,416,800	32,091,674
Mitsubishi Heavy Industries Ltd.	1,619,200	61,559,546
Nabtesco Corp.	607,200	16,790,912
NGK Insulators Ltd.	1,214,400	17,999,429
NSK Ltd.	1,821,600	17,117,104

Security	Shares	Value

Machinery (continued)
SMC Corp./Japan	289,900	$98,241,761
Sumitomo Heavy Industries Ltd.	607,200	20,133,052
THK Co. Ltd.	607,800	13,922,394

		901,507,776

Marine — 0.2%
Mitsui OSK Lines Ltd.	607,200	14,272,275
Nippon Yusen KK	809,600	13,739,315

		28,011,590

Media — 0.5%
CyberAgent Inc.	511,600	23,158,291
Dentsu Inc.	1,068,900	47,632,180
Hakuhodo DY Holdings Inc.	1,215,100	18,598,360

		89,388,831

Metals & Mining — 1.2%
Hitachi Metals Ltd.	1,012,000	11,390,013
JFE Holdings Inc.	2,428,850	42,812,358
Kobe Steel Ltd.	1,624,800	13,364,713
Maruichi Steel Tube Ltd.	249,300	7,398,864
Mitsubishi Materials Corp.	607,200	17,031,546
Nippon Steel & Sumitomo Metal Corp.	3,846,070	70,316,524
Sumitomo Metal Mining Co. Ltd.	1,214,400	35,346,473

		197,660,491

Multiline Retail — 0.8%
Don Quijote Holdings Co. Ltd.	607,200	36,843,751
Isetan Mitsukoshi Holdings Ltd.	1,619,260	18,723,808
J Front Retailing Co. Ltd.	1,214,400	16,577,014
Marui Group Co. Ltd.	1,012,000	21,808,578
Ryohin Keikaku Co. Ltd.	123,100	33,119,375
Takashimaya Co. Ltd.(a)	787,400	11,441,744

		138,514,270

Oil, Gas & Consumable Fuels — 1.2%
Idemitsu Kosan Co. Ltd.	607,200	22,084,861
Inpex Corp.	5,276,000	55,989,256
JXTG Holdings Inc.	16,637,695	100,558,785
Showa Shell Sekiyu KK	1,012,000	15,676,865

		194,309,767

Paper & Forest Products — 0.2%
Oji Holdings Corp.	4,452,800	26,038,390

Personal Products — 2.1%
Kao Corp.	2,469,100	181,741,416
Kobayashi Pharmaceutical Co. Ltd.	209,200	14,554,646
Kose Corp.	145,400	21,678,749
Pola Orbis Holdings Inc.	424,200	11,973,236
Shiseido Co. Ltd.	1,886,200	119,999,197

		349,947,244

Pharmaceuticals — 5.8%
Astellas Pharma Inc.	9,512,850	146,148,541
Chugai Pharmaceutical Co. Ltd.	1,214,400	83,098,970
Daiichi Sankyo Co. Ltd.	2,834,069	104,003,219
Eisai Co. Ltd.	1,288,100	118,146,733
Hisamitsu Pharmaceutical Co. Inc.	263,000	16,792,162
Kyowa Hakko Kirin Co. Ltd.	1,214,400	24,886,911
Mitsubishi Tanabe Pharma Corp.	1,214,400	18,641,120
Ono Pharmaceutical Co. Ltd.	2,024,000	48,937,842
Otsuka Holdings Co. Ltd.	2,024,000	98,659,974
Santen Pharmaceutical Co. Ltd.	1,821,600	31,170,135
Shionogi & Co. Ltd.	1,458,600	96,443,582

140

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Sumitomo Dainippon Pharma Co. Ltd.	809,600	$26,380,625
Taisho Pharmaceutical Holdings Co. Ltd.	202,400	23,386,068
Takeda Pharmaceutical Co. Ltd.(a)	3,661,200	137,194,241

		973,890,123

Professional Services — 1.0%
Persol Holdings Co. Ltd.	809,600	15,158,165
Recruit Holdings Co. Ltd.	5,702,000	156,823,831

		171,981,996

Real Estate Management & Development — 2.8%
Aeon Mall Co. Ltd.	607,200	10,914,092
Daito Trust Construction Co. Ltd.	404,800	52,868,199
Daiwa House Industry Co. Ltd.	2,833,600	89,212,858
Hulic Co. Ltd.	1,416,800	12,951,461
Mitsubishi Estate Co. Ltd.	6,072,000	97,376,592
Mitsui Fudosan Co. Ltd.	4,452,800	106,467,213
Nomura Real Estate Holdings Inc.	607,200	11,988,925
Sumitomo Realty & Development Co. Ltd.	1,793,800	66,475,653
Tokyu Fudosan Holdings Corp.	2,835,200	15,905,085

		464,160,078

Road & Rail — 4.1%
Central Japan Railway Co.	722,500	148,413,144
East Japan Railway Co.	1,619,200	147,161,110
Hankyu Hanshin Holdings Inc.	1,214,400	41,175,165
Keikyu Corp.(a)	1,214,400	19,368,370
Keio Corp.	607,200	33,581,823
Keisei Electric Railway Co. Ltd.	629,500	20,401,233
Kintetsu Group Holdings Co. Ltd.	877,100	36,536,178
Kyushu Railway Co.	809,600	26,737,120
Nagoya Railroad Co. Ltd.	929,600	23,291,167
Nippon Express Co. Ltd.	404,800	24,384,254
Odakyu Electric Railway Co. Ltd.	1,416,800	31,754,786
Tobu Railway Co. Ltd.	1,012,000	28,965,213
Tokyu Corp.	2,453,600	42,697,610
West Japan Railway Co.	809,600	56,390,369

		680,857,542

Semiconductors & Semiconductor Equipment — 1.2%
Disco Corp.	144,500	21,060,986
Renesas Electronics Corp.(b)	4,250,400	20,026,103
Rohm Co. Ltd.	450,900	31,370,410
SUMCO Corp.	1,220,400	18,700,978
Tokyo Electron Ltd.	809,652	113,194,412

		204,352,889

Software — 0.3%
Oracle Corp. Japan	202,400	13,136,838
Trend Micro Inc./Japan	607,200	34,811,731

		47,948,569

Specialty Retail — 1.6%
ABC-Mart Inc.	202,400	11,372,188
Fast Retailing Co. Ltd.	289,900	150,732,682
Hikari Tsushin Inc.	93,100	14,848,446
Nitori Holdings Co. Ltd.	404,800	54,205,055
Shimamura Co. Ltd.	108,100	9,177,314
USS Co. Ltd.	1,012,100	17,951,294
Yamada Denki Co. Ltd.(a)	3,238,400	15,657,257

		273,944,236

Technology Hardware, Storage & Peripherals — 2.1%
Brother Industries Ltd.	1,214,400	20,288,127

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Canon Inc.	5,109,350	$144,888,657
FUJIFILM Holdings Corp.	2,024,000	80,389,608
Konica Minolta Inc.	2,226,400	20,038,580
NEC Corp.	1,205,300	37,363,769
Ricoh Co. Ltd.	3,440,800	33,392,881
Seiko Epson Corp.	1,416,800	22,509,090

		358,870,712

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	809,600	11,664,514

Tobacco — 0.8%
Japan Tobacco Inc.	5,667,200	140,918,883

Trading Companies & Distributors — 3.8%
ITOCHU Corp.	7,286,400	129,364,882
Marubeni Corp.	8,096,000	60,425,892
Mitsubishi Corp.	6,881,600	185,569,874
Mitsui & Co. Ltd.	8,500,800	132,846,056
MonotaRO Co. Ltd.	609,600	16,508,322
Sumitomo Corp.	5,667,200	87,016,849
Toyota Tsusho Corp.	1,012,000	34,936,504

		646,668,379

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	202,400	7,860,713
Kamigumi Co. Ltd.	607,200	13,630,584

		21,491,297

Wireless Telecommunication Services — 4.3%
KDDI Corp.	9,108,000	213,683,065
NTT DOCOMO Inc.	6,679,200	154,612,745
SoftBank Group Corp.	4,250,400	356,576,930

		724,872,740

Total Common Stocks — 99.1% (Cost: $17,719,051,949)		16,641,142,378

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.38%(c)(d)(e)	198,107,985	198,127,796
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.18%(c)(d)	6,745,430	6,745,430

		204,873,226

Total Short-Term Investments — 1.2% (Cost: $204,869,491)		204,873,226

Total Investments in Securities — 100.3% (Cost: $17,923,921,440)		16,846,015,604

Other Assets, Less Liabilities — (0.3)%		(46,984,064)

Net Assets — 100.0%		$16,799,031,540

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

141

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Japan ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	71,651,613	126,456,372	198,107,985	$198,127,796	$425,983	(a)	$1,334	$(14,100)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,517,877	227,553	6,745,430	6,745,430	43,136		—	—

				$204,873,226	$469,119		$1,334	$(14,100)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1,044	12/13/18	$153,359	$(9,600,880)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$16,641,142,378	$—	$—	$16,641,142,378
Money Market Funds	204,873,226	—	—	204,873,226

	$16,846,015,604	$—	$—	$16,846,015,604

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(9,600,880)	$—	$—	$(9,600,880)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

142

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Jamco Corp.(a)	4,500	$127,015

Air Freight & Logistics — 0.3%
Kintetsu World Express Inc.	18,000	303,250
Konoike Transport Co. Ltd.	13,500	211,981
Maruwa Unyu Kikan Co. Ltd.	4,500	132,959
Mitsui-Soko Holdings Co. Ltd.(b)	9,000	158,917
SBS Holdings Inc.	9,000	108,507

		915,614

Auto Components — 3.3%
Aisan Industry Co. Ltd.	13,500	98,798
Akebono Brake Industry Co. Ltd.(a)(b)	40,500	77,754
Daido Metal Co. Ltd.	13,500	112,946
Daikyonishikawa Corp.	18,000	181,982
Eagle Industry Co. Ltd.	9,000	118,018
Exedy Corp.	13,500	346,447
FCC Co. Ltd.	13,500	350,845
Futaba Industrial Co. Ltd.	22,500	121,268
G-Tekt Corp.	9,000	126,103
Ichikoh Industries Ltd.	13,500	88,454
Kasai Kogyo Co. Ltd.	9,000	79,022
Keihin Corp.	18,000	311,334
KYB Corp.	9,000	224,069
Mitsuba Corp.	13,500	88,811
Musashi Seimitsu Industry Co. Ltd.	18,000	284,703
NHK Spring Co. Ltd.	85,500	760,502
Nifco Inc./Japan	36,000	917,834
Nihon Tokushu Toryo Co. Ltd.	4,500	70,225
Nippon Seiki Co. Ltd.	22,500	439,894
Nissin Kogyo Co. Ltd.	18,000	238,415
NOK Corp.	40,500	609,908
Pacific Industrial Co. Ltd.	18,000	269,960
Piolax Inc.	13,500	330,515
Press Kogyo Co. Ltd.	40,500	218,639
Riken Corp.	4,500	224,306
Sanden Holdings Corp.(b)	9,000	69,749
Shoei Co. Ltd.	4,800	187,477
Showa Corp.	22,500	300,793
Sumitomo Riko Co. Ltd.	18,000	176,275
Tachi-S Co. Ltd.	13,500	190,106
Taiho Kogyo Co. Ltd.	9,000	88,375
Tokai Rika Co. Ltd.	22,500	413,144
Topre Corp.	13,500	274,875
Toyo Tire & Rubber Co. Ltd.	45,000	710,568
Toyota Boshoku Corp.	27,000	415,878
TPR Co. Ltd.	9,000	213,923
TS Tech Co. Ltd.	18,000	521,532
Unipres Corp.	18,000	338,917
Yorozu Corp.	9,000	118,415

		10,710,779

Automobiles — 0.1%
Nissan Shatai Co. Ltd.	27,000	224,227

Banks — 4.8%
77 Bank Ltd. (The)	22,500	450,396
Aichi Bank Ltd. (The)	4,500	173,976
Akita Bank Ltd. (The)	9,000	184,835
Aomori Bank Ltd. (The)	9,000	247,688

Security	Shares	Value

Banks (continued)
Awa Bank Ltd. (The)	18,000	$519,947
Bank of Iwate Ltd. (The)	9,000	328,137
Bank of Nagoya Ltd. (The)(a)	4,500	145,443
Bank of Okinawa Ltd. (The)	9,000	296,037
Bank of Saga Ltd. (The)	4,500	81,836
Bank of the Ryukyus Ltd.	18,000	205,760
Chiba Kogyo Bank Ltd. (The)	18,000	70,542
Chugoku Bank Ltd. (The)	67,500	628,336
Chukyo Bank Ltd. (The)	4,500	93,329
Daishi Hokuetsu Financial Group Inc.	13,500	439,894
Ehime Bank Ltd. (The)	13,500	137,318
Eighteenth Bank Ltd. (The)	4,500	113,065
Gunma Bank Ltd. (The)	144,000	686,077
Hachijuni Bank Ltd. (The)	157,500	722,655
Hiroshima Bank Ltd. (The)	103,500	623,461
Hokkoku Bank Ltd. (The)	9,000	336,856
Hokuhoku Financial Group Inc.	49,500	646,922
Hyakugo Bank Ltd. (The)	90,000	356,671
Hyakujushi Bank Ltd. (The)	9,000	228,507
Iyo Bank Ltd. (The)	103,500	635,311
Jimoto Holdings Inc.	72,000	95,112
Juroku Bank Ltd. (The)	13,500	320,528
Kansai Mirai Financial Group Inc.(b)	36,074	290,689
Keiyo Bank Ltd. (The)	40,500	285,337
Kiyo Bank Ltd. (The)	27,000	429,908
Kyushu Financial Group Inc.	139,500	652,351
Miyazaki Bank Ltd. (The)	4,500	130,185
Musashino Bank Ltd. (The)	13,500	364,993
Nanto Bank Ltd. (The)	13,500	306,024
Nishi-Nippon Financial Holdings Inc.	58,500	634,716
North Pacific Bank Ltd.	121,500	352,034
Ogaki Kyoritsu Bank Ltd. (The)	13,500	296,037
Oita Bank Ltd. (The)	4,500	151,387
San ju San Financial Group Inc.	4,500	76,050
San-in Godo Bank Ltd. (The)	63,000	496,565
Senshu Ikeda Holdings Inc.	108,000	321,480
Shiga Bank Ltd. (The)	18,000	451,466
Shikoku Bank Ltd. (The)	18,000	221,770
Suruga Bank Ltd.	72,000	341,136
Tochigi Bank Ltd. (The)	36,000	93,527
Toho Bank Ltd. (The)	85,500	283,118
Tokyo Kiraboshi Financial Group Inc.	9,030	166,922
TOMONY Holdings Inc.	63,000	262,431
Towa Bank Ltd. (The)	13,500	111,044
Yamagata Bank Ltd. (The)	9,000	189,194
Yamanashi Chuo Bank Ltd. (The)	9,000	131,810

		15,808,813

Beverages — 0.8%
Ito En Ltd.	22,500	1,032,364
Sapporo Holdings Ltd.	27,000	614,663
Takara Holdings Inc.	67,500	860,172

		2,507,199

Biotechnology — 1.1%
GNI Group Ltd.(b)	4,699	174,842
HEALIOS KK(a)(b)	9,000	167,398
Japan Tissue Engineering Co. Ltd.(b)	9,000	83,303
PeptiDream Inc.(a)(b)	40,500	1,658,520
SanBio Co. Ltd.(b)	11,000	839,894

143

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Takara Bio Inc.	22,500	$562,351

		3,486,308

Building Products — 1.7%
Aica Kogyo Co. Ltd.	22,500	757,926
Bunka Shutter Co. Ltd.	22,500	155,350
Central Glass Co. Ltd.	18,000	443,540
Maeda Kosen Co. Ltd.	9,000	206,552
Nichias Corp.	23,500	455,927
Nichiha Corp.	13,500	369,154
Nippon Sheet Glass Co. Ltd.	40,500	345,258
Nitto Boseki Co. Ltd.	9,200	176,141
Noritz Corp.	13,500	200,687
Okabe Co. Ltd.	18,000	156,935
Sankyo Tateyama Inc.	13,500	156,579
Sanwa Holdings Corp.	85,500	1,037,596
Sekisui Jushi Corp.	13,500	265,839
Sinko Industries Ltd.	9,000	130,779
Takara Standard Co. Ltd.	13,500	211,387
Takasago Thermal Engineering Co. Ltd.	22,500	403,633

		5,473,283

Capital Markets — 1.0%
GMO Financial Holdings Inc.	22,500	131,176
Ichiyoshi Securities Co. Ltd.	18,000	151,704
Jafco Co. Ltd.	13,500	493,395
kabu.com Securities Co. Ltd.	63,000	232,470
Kyokuto Securities Co. Ltd.	9,000	103,989
M&A Capital Partners Co. Ltd.(a)(b)	4,500	169,023
Marusan Securities Co. Ltd.	22,500	177,147
Matsui Securities Co. Ltd.	49,500	560,608
Monex Group Inc.(a)	76,500	282,959
Okasan Securities Group Inc.	45,000	221,136
SPARX Group Co. Ltd.	40,500	83,104
Strike Co. Ltd.(a)	4,500	116,077
Tokai Tokyo Financial Holdings Inc.	94,500	461,889
Uzabase Inc.(b)	4,500	110,964

		3,295,641

Chemicals — 5.9%
Achilles Corp.	9,000	178,811
ADEKA Corp.	36,000	570,357
C.I. Takiron Corp.	9,000	50,647
Chugoku Marine Paints Ltd.	27,000	247,768
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,500	131,572
Denka Co. Ltd.	36,000	1,160,370
DIC Corp.	31,500	1,000,066
Fujimi Inc.	9,000	193,078
Fujimori Kogyo Co. Ltd.	9,000	256,803
Fuso Chemical Co. Ltd.	9,000	188,164
Hodogaya Chemical Co. Ltd.	4,500	102,602
Ishihara Sangyo Kaisha Ltd.(b)	13,500	148,256
JCU Corp.	9,000	146,473
JSP Corp.	4,500	95,826
Kanto Denka Kogyo Co. Ltd.	18,000	149,643
KH Neochem Co. Ltd.	13,500	362,021
Koatsu Gas Kogyo Co. Ltd.	13,500	105,456
Konishi Co. Ltd.	13,500	222,682
Kumiai Chemical Industry Co. Ltd.	40,549	259,257
Kureha Corp.	9,000	630,119
Lintec Corp.	22,500	509,247
Nihon Nohyaku Co. Ltd.	22,500	110,568

Security	Shares	Value

Chemicals (continued)
Nihon Parkerizing Co. Ltd.	40,500	$530,370
Nippon Kayaku Co. Ltd.	58,500	770,211
Nippon Shokubai Co. Ltd.	13,500	900,000
Nippon Soda Co. Ltd.	9,000	214,637
NOF Corp.	31,500	1,040,291
Okamoto Industries Inc.	4,500	236,592
Osaka Soda Co. Ltd.	4,500	105,297
Sakai Chemical Industry Co. Ltd.	4,500	110,093
Sakata INX Corp.	18,000	214,478
Sanyo Chemical Industries Ltd.	4,500	222,721
Sekisui Plastics Co. Ltd.	9,000	85,680
Shikoku Chemicals Corp.	13,500	148,137
Shin-Etsu Polymer Co. Ltd.	18,000	131,572
Stella Chemifa Corp.(a)	4,500	127,411
Sumitomo Bakelite Co. Ltd.	18,000	653,104
Sumitomo Seika Chemicals Co. Ltd.	4,500	191,017
T. Hasegawa Co. Ltd.	9,000	124,280
Taiyo Holdings Co. Ltd.	9,000	289,696
Takasago International Corp.	4,500	154,161
Tanaka Chemical Corp.(a)(b)	4,500	45,139
Tayca Corp.	4,500	80,845
Tenma Corp.	9,000	165,416
Toagosei Co. Ltd.	49,500	541,427
Tokai Carbon Co. Ltd.(a)	85,500	1,186,684
Tokuyama Corp.	27,000	739,498
Tokyo Ohka Kogyo Co. Ltd.	13,500	429,789
Toyo Ink SC Holdings Co. Ltd.	18,000	444,967
Toyobo Co. Ltd.	36,000	520,898
Ube Industries Ltd.	45,000	1,025,231
Valqua Ltd.	4,500	109,102
W-Scope Corp.(a)	13,500	163,950
Zeon Corp.	63,000	640,264

		19,162,744

Commercial Services & Supplies — 1.7%
Aeon Delight Co. Ltd.	9,000	316,645
Bell System24 Holdings Inc.	13,500	179,168
Central Security Patrols Co. Ltd.	4,500	251,255
Daiseki Co. Ltd.	18,060	417,980
Duskin Co. Ltd.	18,000	414,848
Itoki Corp.	18,000	97,807
Japan Elevator Service Holdings Co. Ltd.	9,000	168,428
Kokuyo Co. Ltd.	36,000	554,505
Matsuda Sangyo Co. Ltd.	4,560	59,917
Mitsubishi Pencil Co. Ltd.	18,000	345,099
Nichiban Co. Ltd.	4,500	89,643
Nippon Kanzai Co. Ltd.	9,000	165,575
Nippon Parking Development Co. Ltd.	85,500	120,476
Okamura Corp.	27,000	389,247
Oyo Corp.	9,000	106,050
Pilot Corp.	13,500	697,886
Prestige International Inc.	22,500	285,535
Raksul Inc.(b)	9,000	248,877
Relia Inc.	18,000	168,190
Sato Holdings Corp.	9,000	237,384
Toppan Forms Co. Ltd.	22,500	206,275
Tosho Printing Co. Ltd.	9,000	65,786

		5,586,576

Communications Equipment — 0.1%
Denki Kogyo Co. Ltd.	4,500	117,305

144

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Icom Inc.	4,500	$93,210

		210,515

Construction & Engineering — 5.0%
Chiyoda Corp.(a)	76,500	216,935
Chudenko Corp.	13,500	300,079
COMSYS Holdings Corp.	54,000	1,393,395
Dai-Dan Co. Ltd.	4,500	101,176
Daiho Corp.	9,000	299,207
Fudo Tetra Corp.	7,220	124,117
Fukuda Corp.	4,500	214,399
Hazama Ando Corp.	76,500	462,166
Hibiya Engineering Ltd.	9,000	152,655
Kandenko Co. Ltd.	40,500	420,159
Kinden Corp.	58,500	1,012,867
Kumagai Gumi Co. Ltd.	13,500	427,411
Kyowa Exeo Corp.	45,000	1,133,421
Kyudenko Corp.	18,000	699,868
Maeda Corp.	58,500	614,108
Maeda Road Construction Co. Ltd.	27,000	530,251
Mirait Holdings Corp.	27,000	395,667
Nippo Corp.	23,100	393,646
Nippon Densetsu Kogyo Co. Ltd.	13,500	295,086
Nippon Koei Co. Ltd.	4,500	108,230
Nippon Road Co. Ltd. (The)	4,500	244,518
Nishimatsu Construction Co. Ltd.	22,700	523,369
Okumura Corp.	13,500	450,000
OSJB Holdings Corp.(a)	58,500	174,135
Penta-Ocean Construction Co. Ltd.	121,500	766,130
Raito Kogyo Co. Ltd.	18,000	244,914
Sanki Engineering Co. Ltd.	18,000	193,554
Shinnihon Corp.	13,500	143,857
SHO-BOND Holdings Co. Ltd.	9,000	689,564
Sumitomo Densetsu Co. Ltd.	9,000	164,782
Sumitomo Mitsui Construction Co. Ltd.	72,000	447,028
Taihei Dengyo Kaisha Ltd.	4,500	110,568
Taikisha Ltd.	9,000	252,840
Takamatsu Construction Group Co. Ltd.	4,500	114,888
Tekken Corp.	4,500	119,683
Toa Corp./Tokyo	4,500	62,457
Toda Corp.	99,000	666,103
Tokyu Construction Co. Ltd.	36,040	363,415
Toshiba Plant Systems & Services Corp.	22,500	492,008
Totetsu Kogyo Co. Ltd.	9,000	264,729
Toyo Construction Co. Ltd.	31,500	117,345
Toyo Engineering Corp.(a)(b)	13,500	103,910
Yahagi Construction Co. Ltd.	13,500	90,832
Yokogawa Bridge Holdings Corp.	13,500	221,136
Yurtec Corp.	13,500	111,281

		16,427,889

Construction Materials — 0.2%
Sumitomo Osaka Cement Co. Ltd.	18,000	808,454

Consumer Finance — 0.5%
Aiful Corp.(b)	144,000	394,399
Hitachi Capital Corp.	22,500	555,812
J Trust Co. Ltd.(a)	27,000	134,108
Jaccs Co. Ltd.	9,000	163,118
Orient Corp.(a)	198,000	306,896

		1,554,333

Security	Shares	Value

Containers & Packaging — 0.6%
FP Corp.	9,000	$549,273
Fuji Seal International Inc.	18,000	648,349
Pack Corp. (The)	4,500	128,005
Rengo Co. Ltd.	76,500	648,785

		1,974,412

Distributors — 0.5%
Arata Corp.	4,500	195,377
Canon Marketing Japan Inc.	22,500	431,572
Chori Co. Ltd.	4,500	75,059
Doshisha Co. Ltd.	9,000	166,764
PALTAC Corp.	13,500	722,853

		1,591,625

Diversified Consumer Services — 0.1%
Meiko Network Japan Co. Ltd.	9,000	82,351
Riso Kyoiku Co. Ltd.	40,500	139,102
Studio Alice Co. Ltd.	4,500	102,959

		324,412

Diversified Financial Services — 0.8%
eGuarantee Inc.	13,500	133,157
Financial Products Group Co. Ltd.	31,500	341,215
Fuyo General Lease Co. Ltd.	9,000	545,311
IBJ Leasing Co. Ltd.	13,500	332,893
Japan Investment Adviser Co. Ltd.	4,500	143,659
Japan Securities Finance Co. Ltd.	40,500	235,403
NEC Capital Solutions Ltd.	4,500	66,817
Ricoh Leasing Co. Ltd.	4,500	146,433
Zenkoku Hosho Co. Ltd.	22,500	768,824

		2,713,712

Diversified Telecommunication Services — 0.2%
Internet Initiative Japan Inc.	13,500	331,942
Vision Inc./Tokyo Japan(b)	4,500	189,234

		521,176

Electric Utilities — 0.7%
Hokkaido Electric Power Co. Inc.	76,500	524,148
Hokuriku Electric Power Co.(b)	72,000	641,057
Okinawa Electric Power Co. Inc. (The)	18,012	358,178
Shikoku Electric Power Co. Inc.	63,000	757,331

		2,280,714

Electrical Equipment — 1.7%
Chiyoda Integre Co. Ltd.	4,500	96,697
Cosel Co. Ltd.	9,000	91,942
Daihen Corp.	9,000	219,947
Denyo Co. Ltd.	9,000	127,133
Fujikura Ltd.	103,500	449,366
Furukawa Electric Co. Ltd.	31,500	919,617
Futaba Corp.	13,500	211,506
GS Yuasa Corp.	27,000	623,699
Idec Corp./Japan	13,500	299,247
Mabuchi Motor Co. Ltd.	22,500	783,686
Nippon Carbon Co. Ltd.	4,500	214,795
Nissin Electric Co. Ltd.	22,500	188,441
Nitto Kogyo Corp.	9,000	152,814
Sanyo Denki Co. Ltd.	4,500	172,787
Sinfonia Technology Co. Ltd.	9,000	133,871
Tatsuta Electric Wire and Cable Co. Ltd.	18,000	85,125
Toyo Tanso Co. Ltd.	4,500	108,468
Ushio Inc.	49,500	554,505

		5,433,646

145

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 4.3%
Ai Holdings Corp.	18,000	$358,732
Amano Corp.	22,500	485,073
Anritsu Corp.	58,500	958,771
Azbil Corp.	54,000	1,165,126
Canon Electronics Inc.	9,000	169,855
Citizen Watch Co. Ltd.	130,500	689,564
CMK Corp.	18,000	142,668
CONEXIO Corp.	4,500	58,534
Daiwabo Holdings Co. Ltd.	9,000	504,095
Dexerials Corp.	22,500	196,367
Elematec Corp.	4,500	89,604
Enplas Corp.	4,500	124,240
ESPEC Corp.	4,500	83,501
Hioki E.E. Corp.	4,500	168,032
Hochiki Corp.	4,500	52,034
Horiba Ltd.	18,000	843,329
Hosiden Corp.	22,500	174,373
Ibiden Co. Ltd.	49,500	688,336
Iriso Electronics Co. Ltd.	9,000	394,320
Japan Aviation Electronics Industry Ltd.	20,400	256,909
Japan Cash Machine Co. Ltd.	9,000	89,406
Japan Display Inc.(b)	256,500	158,124
Kaga Electronics Co. Ltd.	9,000	190,542
Koa Corp.	9,000	121,030
Macnica Fuji Electronics Holdings Inc.	22,500	347,160
Maruwa Co. Ltd./Aichi	4,500	254,425
Meiko Electronics Co. Ltd.	9,000	161,057
Nichicon Corp.	22,500	178,732
Nippon Ceramic Co. Ltd.	9,000	226,684
Nippon Chemi-Con Corp.	4,500	92,853
Nippon Signal Co. Ltd.	22,500	200,528
Nissha Co. Ltd.(a)	18,000	282,325
Nohmi Bosai Ltd.	9,000	178,653
Ohara Inc.(a)	4,500	94,676
Oki Electric Industry Co. Ltd.	36,000	475,561
Optex Group Co. Ltd.	13,500	273,923
Osaki Electric Co. Ltd.	13,500	96,658
Riken Keiki Co. Ltd.	4,500	94,161
Ryosan Co. Ltd.	9,000	262,351
Ryoyo Electro Corp.	9,000	142,510
Sanshin Electronics Co. Ltd.	4,500	80,013
Siix Corp.(a)	13,500	214,954
Taiyo Yuden Co. Ltd.	54,000	1,023,884
Tamura Corp.	27,000	155,984
Topcon Corp.	45,000	693,923
UKC Holdings Corp.	4,500	96,539
V Technology Co. Ltd.	1,500	210,436

		14,000,555

Energy Equipment & Services — 0.2%
Modec Inc.	9,000	223,910
Shinko Plantech Co. Ltd.	18,000	182,933
Toyo Kanetsu KK	4,500	95,667

		502,510

Entertainment — 1.7%
Akatsuki Inc.	4,500	219,551
Amuse Inc.	4,500	108,468
Ateam Inc.	4,500	67,173
Avex Inc.	13,500	183,686
Capcom Co. Ltd.	36,000	704,465

Security	Shares	Value

Entertainment (continued)
COLOPL Inc.	22,500	$169,419
Daiichikosho Co. Ltd.	18,000	821,136
GungHo Online Entertainment Inc.(a)	171,000	379,498
KLab Inc.	13,500	141,242
Koei Tecmo Holdings Co. Ltd.	20,768	344,579
Marvelous Inc.(a)	13,500	109,022
Shochiku Co. Ltd.	4,500	471,202
Square Enix Holdings Co. Ltd.	36,200	1,179,568
Toei Animation Co. Ltd.	4,500	143,461
Toei Co. Ltd.	2,200	267,371
UUUM Inc.(b)	4,500	151,783

		5,461,624

Equity Real Estate Investment Trusts (REITs) — 8.4%
Activia Properties Inc.	270	1,134,214
Advance Residence Investment Corp.	540	1,490,885
AEON REIT Investment Corp.	630	704,069
Comforia Residential REIT Inc.	270	676,962
Daiwa Office Investment Corp.	135	834,610
Frontier Real Estate Investment Corp.	225	874,835
Fukuoka REIT Corp.	315	467,715
Global One Real Estate Investment Corp.	360	377,279
GLP J-REIT	1,530	1,538,758
Hankyu Hanshin REIT Inc.	225	291,876
Heiwa Real Estate REIT Inc.	405	415,522
Hoshino Resorts REIT Inc.	90	420,872
Hulic Reit Inc.	450	657,860
Ichigo Office REIT Investment	585	478,098
Industrial & Infrastructure Fund Investment Corp.	630	615,852
Invesco Office J-Reit Inc.	3,735	542,405
Invincible Investment Corp.	2,520	1,045,284
Japan Excellent Inc.	540	739,974
Japan Hotel REIT Investment Corp.	1,800	1,252,312
Japan Logistics Fund Inc.	360	718,415
Japan Rental Housing Investments Inc.	720	549,749
Kenedix Office Investment Corp.	180	1,180,977
Kenedix Residential Next Investment Corp.	360	542,774
Kenedix Retail REIT Corp.	225	483,091
LaSalle Logiport REIT	495	470,370
MCUBS MidCity Investment Corp.	720	568,771
Mirai Corp.	135	217,688
Mitsubishi Estate Logistics REIT Investment Corp.	135	294,967
Mitsui Fudosan Logistics Park Inc.	90	259,577
Mori Hills REIT Investment Corp.	675	835,799
Mori Trust Hotel Reit Inc.	135	159,313
Mori Trust Sogo REIT Inc.	450	652,312
Nippon Accommodations Fund Inc.	180	873,448
NIPPON REIT Investment Corp.	225	736,129
One REIT Inc.	90	202,034
Orix JREIT Inc.	1,170	1,903,118
Premier Investment Corp.	585	633,170
Sekisui House Reit Inc.	1,575	969,551
Tokyu REIT Inc.	405	596,711

		27,407,346

Food & Staples Retailing — 3.4%
Ain Holdings Inc.	13,500	1,040,291
Arcs Co. Ltd.	18,000	450,832
Axial Retailing Inc.	4,500	159,907
Belc Co. Ltd.	4,500	238,970
Cawachi Ltd.	4,500	87,543

146

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
cocokara fine Inc.	9,000	$513,606
Cosmos Pharmaceutical Corp.	4,500	912,682
Create SD Holdings Co. Ltd.	13,500	367,966
Daikokutenbussan Co. Ltd.	4,500	177,741
Genky DrugStores Co. Ltd.(a)	4,500	146,830
Halows Co. Ltd.	4,500	102,959
Heiwado Co. Ltd.	13,500	374,505
Japan Meat Co. Ltd.	4,500	78,785
Kansai Super Market Ltd.	4,500	43,593
Kato Sangyo Co. Ltd.	9,000	278,600
Kobe Bussan Co. Ltd.	9,000	275,826
Kusuri no Aoki Holdings Co. Ltd.	5,600	414,267
Life Corp.	4,500	107,318
Matsumotokiyoshi Holdings Co. Ltd.	36,000	1,336,328
Ministop Co. Ltd.	4,500	82,114
Mitsubishi Shokuhin Co. Ltd.	4,500	121,466
Nihon Chouzai Co. Ltd.	4,500	145,442
Okuwa Co. Ltd.	9,000	98,917
Qol Holdings Co. Ltd.	9,000	160,898
Retail Partners Co. Ltd.	9,600	115,149
San-A Co. Ltd.	9,000	377,675
Shoei Foods Corp.(a)	4,500	191,810
Sogo Medical Holdings Co. Ltd.	9,000	211,228
Sugi Holdings Co. Ltd.	18,000	846,499
United Super Markets Holdings Inc.	22,500	261,361
Valor Holdings Co. Ltd.	18,000	464,148
Yakuodo Co. Ltd.	4,500	134,742
Yaoko Co. Ltd.	9,000	538,177
Yokohama Reito Co. Ltd.(a)	18,000	150,277

		11,008,452

Food Products — 4.7%
Ariake Japan Co. Ltd.	9,000	777,543
Chubu Shiryo Co. Ltd.	9,000	111,361
DyDo Group Holdings Inc.	4,500	244,914
Ezaki Glico Co. Ltd.	18,000	876,618
Feed One Co. Ltd.	36,000	66,579
Fuji Oil Holdings Inc.	22,500	719,287
Fujicco Co. Ltd.	9,000	197,675
Fujiya Co. Ltd.	4,500	99,630
Hokuto Corp.	9,000	160,026
House Foods Group Inc.	27,000	957,067
Itoham Yonekyu Holdings Inc.	63,000	418,890
J-Oil Mills Inc.	4,500	160,502
Kagome Co. Ltd.	36,000	1,050,991
Kameda Seika Co. Ltd.	4,500	212,418
Kenko Mayonnaise Co. Ltd.	4,500	91,149
Kewpie Corp.	45,000	1,092,206
KEY Coffee Inc.	9,000	170,330
Kotobuki Spirits Co. Ltd.(a)	9,000	384,412
Marudai Food Co. Ltd.	9,000	160,185
Maruha Nichiro Corp.	18,000	650,727
Megmilk Snow Brand Co. Ltd.	22,500	626,156
Mitsui Sugar Co. Ltd.	9,000	239,366
Morinaga & Co. Ltd./Japan	18,000	791,017
Morinaga Milk Industry Co. Ltd.	13,500	395,311
Nagatanien Holdings Co. Ltd.	4,500	110,449
Nichirei Corp.	45,200	1,275,790
Nippon Beet Sugar Manufacturing Co. Ltd.	4,500	77,952
Nippon Flour Mills Co. Ltd.	22,500	383,818
Nippon Suisan Kaisha Ltd.	126,000	761,215

Security	Shares	Value

Food Products (continued)
Nisshin OilliO Group Ltd. (The)	9,000	$278,996
Prima Meat Packers Ltd.	9,000	170,885
Riken Vitamin Co. Ltd.	4,500	153,369
Rock Field Co. Ltd.	9,000	133,712
Rokko Butter Co. Ltd.	4,500	94,439
S Foods Inc.	9,000	388,772
Sakata Seed Corp.	13,500	463,078
Showa Sangyo Co. Ltd.	9,000	224,861
Starzen Co. Ltd.	4,500	173,976
Warabeya Nichiyo Holdings Co. Ltd.	4,500	77,556

		15,423,228

Gas Utilities — 0.3%
K&O Energy Group Inc.	9,000	129,670
Nippon Gas Co. Ltd.	18,000	640,423
Shizuoka Gas Co. Ltd.	22,500	193,593

		963,686

Health Care Equipment & Supplies — 1.6%
CYBERDYNE Inc.(b)	49,500	352,233
Eiken Chemical Co. Ltd.	13,500	309,709
Hogy Medical Co. Ltd.	9,000	271,466
JEOL Ltd.	18,000	314,980
Mani Inc.	9,000	423,250
Menicon Co. Ltd.	9,000	237,226
Nagaileben Co. Ltd.	9,000	219,947
Nakanishi Inc.	27,000	509,802
Nihon Kohden Corp.	36,000	1,171,466
Nikkiso Co. Ltd.	22,500	224,306
Nipro Corp.	63,000	856,090
Paramount Bed Holdings Co. Ltd.	9,000	380,053
Seed Co. Ltd/Tokyo	4,500	62,774

		5,333,302

Health Care Providers & Services — 1.2%
AS ONE Corp.	5,000	369,001
BML Inc.	9,000	228,666
Japan Lifeline Co. Ltd.	22,500	356,275
Miraca Holdings Inc.	22,500	520,145
NichiiGakkan Co. Ltd.	18,000	181,506
Ship Healthcare Holdings Inc.	18,000	676,882
Solasto Corp.	22,500	284,544
Toho Holdings Co. Ltd.	22,500	597,424
Tokai Corp./Gifu	9,000	221,374
Tsukui Corp.	27,000	242,774
Vital KSK Holdings Inc.	18,000	192,127

		3,870,718

Health Care Technology — 0.0%
Medical Data Vision Co. Ltd.(a)(b)	9,000	81,321

Hotels, Restaurants & Leisure — 4.1%
Aeon Fantasy Co. Ltd.	4,500	125,628
Arcland Service Holdings Co. Ltd.	4,500	99,630
Atom Corp.	40,500	365,588
BRONCO BILLY Co. Ltd.	4,500	118,137
Colowide Co. Ltd.	27,000	628,217
Create Restaurants Holdings Inc.	18,000	210,040
Daisyo Corp.	4,500	68,085
Doutor Nichires Holdings Co. Ltd.	13,500	263,342
Fuji Kyuko Co. Ltd.(a)	9,000	255,218
Fujita Kanko Inc.(a)	4,500	125,627
Hiday Hidaka Corp.	9,059	188,041

147

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
HIS Co. Ltd.	18,000	$606,341
Ichibanya Co. Ltd.	4,500	188,837
Kappa Create Co. Ltd.	13,500	178,336
Kisoji Co. Ltd.	9,000	207,503
KNT-CT Holdings Co. Ltd.(b)	4,500	51,044
Komeda Holdings Co. Ltd.	18,000	375,693
Koshidaka Holdings Co. Ltd.	18,000	243,329
Kura Corp.	4,500	282,959
Kyoritsu Maintenance Co. Ltd.	13,580	681,691
Matsuyafoods Holdings Co. Ltd.	4,500	154,359
Monogatari Corp. (The)	900	87,741
MOS Food Services Inc.(a)	13,500	364,399
Ohsho Food Service Corp.	4,500	314,267
Pepper Food Service Co. Ltd.(a)	4,500	162,483
Plenus Co. Ltd.	9,000	157,332
Renaissance Inc.	4,500	94,003
Resorttrust Inc.	36,000	591,915
Ringer Hut Co. Ltd.	9,000	196,328
Round One Corp.	31,500	349,538
Royal Holdings Co. Ltd.	13,500	339,907
Saizeriya Co. Ltd.	13,500	257,992
Skylark Holdings Co. Ltd.(a)	85,500	1,400,528
St. Marc Holdings Co. Ltd.	9,000	219,868
Sushiro Global Holdings Ltd.	9,000	492,999
TKP Corp.(a)(b)	4,500	175,958
Tokyo Dome Corp.	40,500	370,581
Tokyotokeiba Co. Ltd.	9,000	269,881
Toridoll Holdings Corp.(a)	9,000	175,324
Tosho Co. Ltd.	9,000	335,271
WATAMI Co. Ltd.	9,000	112,708
Yoshinoya Holdings Co. Ltd.	27,000	463,435
Zensho Holdings Co. Ltd.	40,500	1,007,952

		13,358,055

Household Durables — 1.8%
Alpine Electronics Inc.	18,000	291,519
Chofu Seisakusho Co. Ltd.	9,000	189,273
Clarion Co. Ltd.	9,000	197,358
Cleanup Corp.	9,000	57,464
Corona Corp.	4,500	45,218
ES-Con Japan Ltd.	13,500	87,622
Foster Electric Co. Ltd.	9,000	122,616
France Bed Holdings Co. Ltd.	13,500	115,205
Fujitsu General Ltd.	27,000	381,163
Haseko Corp.	121,500	1,470,198
Hinokiya Group Co. Ltd.	4,500	83,738
JVC Kenwood Corp.	58,500	148,375
LEC Inc.	10,000	181,242
Misawa Homes Co. Ltd.	9,000	65,865
Pioneer Corp.(a)(b)	144,000	116,671
Pressance Corp.	18,000	224,465
Sangetsu Corp.	22,500	430,383
Starts Corp. Inc.	13,500	315,535
Sumitomo Forestry Co. Ltd.	58,500	862,946
Tamron Co. Ltd.	9,000	144,888
Token Corp.	4,520	309,693
Zojirushi Corp.(a)	18,000	185,627

		6,027,064

Household Products — 0.1%
Earth Corp.	4,500	221,532

Security	Shares	Value

Household Products (continued)
S.T. Corp.	4,500	$86,473

		308,005

Independent Power and Renewable Electricity Producers — 0.1%
eRex Co. Ltd.(a)	13,500	82,391
RENOVA Inc.(b)	13,500	138,626

		221,017

Industrial Conglomerates — 0.4%
Katakura Industries Co. Ltd.	9,000	96,539
Mie Kotsu Group Holdings Inc.	22,500	121,664
Nisshinbo Holdings Inc.	67,500	614,069
TOKAI Holdings Corp.	40,500	358,098

		1,190,370

Insurance — 0.1%
Anicom Holdings Inc.(a)	9,000	298,415

Interactive Media & Services — 0.6%
Bengo4.com Inc.(b)	4,500	155,746
COOKPAD Inc.	27,000	98,204
Dip Corp.	13,500	303,170
Gree Inc.	49,500	216,222
Gurunavi Inc.	13,500	100,106
Itokuro Inc.(b)	4,500	136,526
Lifull Co. Ltd.	22,500	177,741
Mixi Inc.	18,000	424,201
MTI Ltd.	13,500	71,453
ZIGExN Co. Ltd.(b)	27,000	159,075

		1,842,444

Internet & Direct Marketing Retail — 0.3%
ASKUL Corp.	9,000	235,007
Belluna Co. Ltd.	22,500	253,434
Istyle Inc.	18,000	184,359
Oisix ra daichi Inc.(b)	9,000	154,716
Open Door Inc.(b)	4,500	131,770
Yume No Machi Souzou Iinkai Co. Ltd.	9,000	194,822

		1,154,108

IT Services — 3.1%
Argo Graphics Inc.	4,500	179,921
Comture Corp.	4,500	131,770
Digital Garage Inc.	13,500	369,155
Digital Hearts Holdings Co. Ltd.	4,500	66,182
DTS Corp.	9,000	324,174
Future Corp.	9,000	138,943
GMO Internet Inc.	31,500	413,342
GMO Payment Gateway Inc.(a)	14,448	889,401
Ines Corp.	13,500	150,872
Infocom Corp.	4,500	187,450
Information Services International-Dentsu Ltd.	4,500	152,180
Itochu Techno-Solutions Corp.	45,000	867,503
Kanematsu Electronics Ltd.	4,500	144,254
LAC Co. Ltd.	4,500	65,073
Mitsubishi Research Institute Inc.	4,500	152,972
NEC Networks & System Integration Corp.	9,000	200,370
NET One Systems Co. Ltd.	36,000	744,095
Nihon Unisys Ltd.	31,500	803,104
NS Solutions Corp.	18,000	514,399
NSD Co. Ltd.	18,000	379,181
Remixpoint Inc.(a)	13,500	64,082
SCSK Corp.	22,556	894,890
SHIFT Inc.(b)	4,500	162,682

148

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Softbank Technology Corp.	4,500	$83,937
TIS Inc.	31,548	1,455,848
TKC Corp.	9,000	323,382
Transcosmos Inc.	13,500	311,968

		10,171,130

Leisure Products — 0.5%
Fields Corp.	9,000	72,603
Heiwa Corp.	22,516	479,469
Mars Group Holdings Corp.	4,500	92,893
Mizuno Corp.	9,000	204,650
Tomy Co. Ltd.	36,000	448,930
Universal Entertainment Corp.(b)	9,000	296,433
Yonex Co. Ltd.(a)	27,000	163,593

		1,758,571

Life Sciences Tools & Services — 0.1%
CMIC Holdings Co. Ltd.	4,500	86,275
EPS Holdings Inc.	13,500	259,775
Linical Co. Ltd.	4,500	64,042

		410,092

Machinery — 5.9%
Aichi Corp.	13,500	78,111
Aida Engineering Ltd.	22,500	180,119
Anest Iwata Corp.	18,000	195,297
Asahi Diamond Industrial Co. Ltd.	22,500	139,102
Bando Chemical Industries Ltd.	18,000	195,456
CKD Corp.	22,500	226,090
Daiwa Industries Ltd.	13,500	156,222
DMG Mori Co. Ltd.	49,500	693,131
Ebara Corp.	45,000	1,166,711
Fuji Corp./Aichi	27,000	355,007
Fujitec Co. Ltd.	27,000	331,466
Fukushima Industries Corp.	4,500	173,382
Furukawa Co. Ltd.(a)	13,500	171,083
Giken Ltd.	4,500	164,069
Glory Ltd.	22,500	568,890
Harmonic Drive Systems Inc.(a)	13,500	451,189
Hirata Corp.	4,500	239,366
Hisaka Works Ltd.	4,500	37,767
Hitachi Zosen Corp.	72,000	247,292
Hosokawa Micron Corp.	4,500	204,888
Iseki & Co. Ltd.	9,000	146,394
Japan Steel Works Ltd. (The)	27,000	493,157
Kitz Corp.	31,500	269,643
Komori Corp.	22,500	248,085
Kyokuto Kaihatsu Kogyo Co. Ltd.	13,500	195,694
Makino Milling Machine Co. Ltd.	9,000	364,993
Max Co. Ltd.	9,000	118,256
Meidensha Corp.	18,000	254,584
METAWATER Co. Ltd.	4,500	126,222
Mitsubishi Logisnext Co. Ltd.	13,500	155,746
Mitsuboshi Belting Ltd.	9,000	195,059
Mitsui E&S Holdings Co. Ltd.(b)	31,500	341,493
Miura Co. Ltd.	40,500	1,078,930
Morita Holdings Corp.	13,500	266,077
Nachi-Fujikoshi Corp.	4,500	192,206
Namura Shipbuilding Co. Ltd.	22,500	110,766
Nippon Sharyo Ltd.(b)	4,500	104,861
Nippon Thompson Co. Ltd.	27,000	149,326
Nissei ASB Machine Co. Ltd.(a)	4,500	161,096

Security	Shares	Value

Machinery (continued)
Nitta Corp.	9,000	$309,907
Nitto Kohki Co. Ltd.	4,500	99,472
Nittoku Engineering Co. Ltd.(a)	4,500	99,155
Noritake Co. Ltd./Nagoya Japan	4,500	223,118
NTN Corp.	175,500	588,864
Obara Group Inc.	4,800	205,443
Oiles Corp.	9,096	159,971
OKUMA Corp.	9,000	447,820
Organo Corp.	4,500	124,439
OSG Corp.	31,500	632,219
Rheon Automatic Machinery Co. Ltd.	9,000	144,412
Ryobi Ltd.	9,000	245,310
Shibuya Corp.	4,500	163,871
Shima Seiki Manufacturing Ltd.	9,000	278,600
Shinmaywa Industries Ltd.	36,000	484,121
Sintokogio Ltd.	18,000	155,350
Sodick Co. Ltd.	18,000	132,840
Star Micronics Co. Ltd.	18,000	268,217
Tadano Ltd.	45,000	539,366
Takeuchi Manufacturing Co. Ltd.	13,500	271,664
Takuma Co. Ltd.	31,500	442,470
Teikoku Sen-I Co. Ltd.	9,000	194,505
Tocalo Co. Ltd.	23,300	203,144
Toshiba Machine Co. Ltd.	9,000	157,252
Tsubaki Nakashima Co. Ltd.	18,000	306,420
Tsubakimoto Chain Co.	9,000	336,460
Tsugami Corp.	19,400	145,564
Tsukishima Kikai Co. Ltd.	13,500	158,124
Tsurumi Manufacturing Co. Ltd.	9,000	157,569
Union Tool Co.	4,500	143,857
YAMABIKO Corp.	13,500	154,320
Yamashin-Filter Corp.	13,500	107,596
Yushin Precision Equipment Co. Ltd.	9,000	93,051

		19,121,717

Marine — 0.2%
Iino Kaiun Kaisha Ltd.	40,500	160,859
Kawasaki Kisen Kaisha Ltd.(a)(b)	36,000	517,094
NS United Kaiun Kaisha Ltd.	4,500	121,268

		799,221

Media — 0.7%
F@N Communications Inc.	18,000	111,757
Kadokawa Dwango(b)	22,508	279,690
Macromill Inc.	13,500	211,744
OPT Holding Inc.	4,500	83,897
Proto Corp.	4,500	61,942
SKY Perfect JSAT Holdings Inc.	58,500	281,810
Tokyo Broadcasting System Holdings Inc.	18,000	337,014
TV Asahi Holdings Corp.	9,000	181,109
ValueCommerce Co. Ltd.	9,000	117,781
Vector Inc.	13,500	218,758
Wowow Inc.	4,500	131,572
Zenrin Co. Ltd.	13,500	334,914

		2,351,988

Metals & Mining — 1.9%
Aichi Steel Corp.	4,500	158,322
Asahi Holdings Inc.	13,500	279,511
Daido Steel Co. Ltd.	13,500	546,301
Dowa Holdings Co. Ltd.	22,500	741,083
Godo Steel Ltd.	4,500	77,120

149

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Kyoei Steel Ltd.	9,000	$174,373
Mitsubishi Steel Manufacturing Co. Ltd.	4,500	80,410
Mitsui Mining & Smelting Co. Ltd.	27,000	616,565
Nakayama Steel Works Ltd.	4,500	23,184
Neturen Co. Ltd.	13,500	121,744
Nippon Denko Co. Ltd.	49,500	116,830
Nippon Light Metal Holdings Co. Ltd.	256,500	573,765
Nisshin Steel Co. Ltd.	22,500	290,291
Nittetsu Mining Co. Ltd.	4,500	220,344
Osaka Steel Co. Ltd.	4,500	79,300
OSAKA Titanium Technologies Co. Ltd.	9,000	167,952
Pacific Metals Co. Ltd.	4,500	131,572
Sanyo Special Steel Co. Ltd.	9,000	204,491
Toho Titanium Co. Ltd.	13,500	165,852
Toho Zinc Co. Ltd.	4,500	151,783
Tokyo Steel Manufacturing Co. Ltd.	45,000	387,583
Topy Industries Ltd.	4,500	106,129
UACJ Corp.	13,514	282,895
Yamato Kogyo Co. Ltd.	18,000	470,489
Yodogawa Steel Works Ltd.	9,000	192,523

		6,360,412

Multiline Retail — 0.9%
Fuji Co. Ltd./Ehime	9,000	169,538
H2O Retailing Corp.	36,035	617,879
Izumi Co. Ltd.	18,000	1,019,287
Kintetsu Department Store Co. Ltd.(b)	4,500	147,820
Matsuya Co. Ltd.	13,500	168,111
Parco Co. Ltd.	9,000	103,831
Seria Co. Ltd.	18,000	764,861

		2,991,327

Oil, Gas & Consumable Fuels — 0.4%
Cosmo Energy Holdings Co. Ltd.	27,000	629,881
Itochu Enex Co. Ltd.	18,000	169,141
Japan Petroleum Exploration Co. Ltd.	13,500	279,868
San-Ai Oil Co. Ltd.	22,500	257,200
Sinanen Holdings Co. Ltd.	4,500	108,943

		1,445,033

Paper & Forest Products — 0.5%
Daiken Corp.	4,500	83,857
Daio Paper Corp.	31,500	386,711
Hokuetsu Corp.	54,000	273,448
Nippon Paper Industries Co. Ltd.	40,500	752,576
Tokushu Tokai Paper Co. Ltd.	4,500	183,289

		1,679,881

Personal Products — 1.2%
Ci:z Holdings Co. Ltd.	13,500	696,697
Euglena Co. Ltd.(a)(b)	31,500	193,633
Fancl Corp.	36,000	939,075
Kitanotatsujin Corp.(a)	27,000	124,835
Mandom Corp.	18,000	527,873
Milbon Co. Ltd.	9,000	389,960
MTG Co. Ltd.	4,500	273,052
Noevir Holdings Co. Ltd.	9,000	419,287
YA-MAN Ltd.	13,500	222,444

		3,786,856

Pharmaceuticals — 2.6%
ASKA Pharmaceutical Co. Ltd.	9,000	97,490
Fuji Pharma Co. Ltd.	9,000	152,417
JCR Pharmaceuticals Co. Ltd.	4,500	230,251

Security	Shares	Value

Pharmaceuticals (continued)
Kaken Pharmaceutical Co. Ltd.	13,500	$690,753
Kissei Pharmaceutical Co. Ltd.	13,500	417,305
KYORIN Holdings Inc.	18,000	432,444
Mochida Pharmaceutical Co. Ltd.	4,500	408,587
Nichi-Iko Pharmaceutical Co. Ltd.	18,050	277,228
Nippon Shinyaku Co. Ltd.	22,500	1,537,649
Rohto Pharmaceutical Co. Ltd.	40,500	1,278,666
Sawai Pharmaceutical Co. Ltd.	18,000	951,123
Seikagaku Corp.	18,000	247,292
Sosei Group Corp.(a)(b)	31,500	306,539
Torii Pharmaceutical Co. Ltd.	4,500	104,227
Towa Pharmaceutical Co. Ltd.	4,500	334,478
Tsumura & Co.	27,000	835,799
ZERIA Pharmaceutical Co. Ltd.	13,500	250,145

		8,552,393

Professional Services — 2.2%
Altech Corp.	4,500	83,144
BayCurrent Consulting Inc.	4,500	111,083
Benefit One Inc.	13,500	394,716
en-japan Inc.	13,500	544,518
FULLCAST Holdings Co. Ltd.	9,000	183,170
Funai Soken Holdings Inc.	18,000	332,100
JAC Recruitment Co. Ltd.	4,500	91,744
Link And Motivation Inc.	13,500	123,765
Meitec Corp.	9,200	414,830
Nihon M&A Center Inc.	63,000	1,468,613
Nomura Co. Ltd.	18,000	482,695
Outsourcing Inc.	45,000	563,937
Pasona Group Inc.	9,000	110,727
SMS Co. Ltd.	27,000	444,650
Tanseisha Co. Ltd.	18,000	204,491
TechnoPro Holdings Inc.	18,000	900,396
Trust Tech Inc.	4,500	129,194
UT Group Co. Ltd.(b)	9,000	208,930
WDB Holdings Co. Ltd.	4,500	114,056
World Holdings Co. Ltd.	4,500	108,428
YAMADA Consulting Group Co. Ltd.	4,500	86,988
Yumeshin Holdings Co. Ltd.	18,000	142,193

		7,244,368

Real Estate Management & Development — 2.0%
Daibiru Corp.	22,500	246,103
Daikyo Inc.	13,500	352,985
Goldcrest Co. Ltd.	9,000	139,815
Heiwa Real Estate Co. Ltd.	18,000	307,688
Ichigo Inc.	103,500	354,571
Japan Asset Marketing Co. Ltd.(b)	58,500	61,823
Katitas Co. Ltd.	9,000	258,785
Kenedix Inc.	108,000	508,851
Leopalace21 Corp.	108,000	468,904
Open House Co. Ltd.	13,700	487,433
Raysum Co. Ltd.(a)	4,500	48,587
Relo Group Inc.	49,500	1,360,106
SAMTY Co. Ltd.	11,800	157,541
Shinoken Group Co. Ltd.	9,000	73,236
Sun Frontier Fudousan Co. Ltd.	13,500	142,906
Takara Leben Co. Ltd.	36,000	108,745
Tateru Inc.(a)	18,000	62,457
TOC Co. Ltd.	22,500	168,626
Tokyo Tatemono Co. Ltd.	85,500	974,346

150

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Tosei Corp.	13,500	$122,338
Unizo Holdings Co. Ltd.	9,000	183,250

		6,589,096

Road & Rail — 2.4%
Fukuyama Transporting Co. Ltd.	13,500	592,074
Hamakyorex Co. Ltd.	4,500	166,645
Hitachi Transport System Ltd.	18,000	486,658
Maruzen Showa Unyu Co. Ltd.	4,500	123,448
Nankai Electric Railway Co. Ltd.	45,000	1,202,774
Nikkon Holdings Co. Ltd.	27,000	691,229
Nishi-Nippon Railroad Co. Ltd.	27,000	703,355
Sakai Moving Service Co. Ltd.(a)	4,500	254,822
Sankyu Inc.	22,700	1,063,531
Seino Holdings Co. Ltd.	58,500	868,098
Senko Group Holdings Co. Ltd.	45,000	350,330
Sotetsu Holdings Inc.	31,500	957,067
Tonami Holdings Co. Ltd.	800	45,936
Trancom Co. Ltd.	4,500	258,388

		7,764,355

Semiconductors & Semiconductor Equipment — 1.8%
Advantest Corp.	81,000	1,737,702
Ferrotec Holdings Corp.	13,500	125,667
Japan Material Co. Ltd.	27,000	312,444
Lasertec Corp.	18,000	579,392
Megachips Corp.(a)	9,000	217,886
Micronics Japan Co. Ltd.(a)	13,500	116,631
Mimasu Semiconductor Industry Co. Ltd.	4,500	61,229
Mitsui High-Tec Inc.(a)	9,000	101,849
Optorun Co. Ltd.(a)	4,500	97,451
Sanken Electric Co. Ltd.	9,000	191,731
SCREEN Holdings Co. Ltd.	18,000	900,396
Shindengen Electric Manufacturing Co. Ltd.	4,500	185,271
Shinko Electric Industries Co. Ltd.	31,500	222,761
Tokyo Seimitsu Co. Ltd.	18,000	535,799
Ulvac Inc.	18,000	661,030

		6,047,239

Software — 1.2%
Broadleaf Co. Ltd.	36,000	201,321
Computer Engineering & Consulting Ltd.	9,000	194,584
Digital Arts Inc.	4,500	257,199
Fuji Soft Inc.	9,000	407,398
Fukui Computer Holdings Inc.	4,500	69,551
Gunosy Inc.(b)	4,500	133,950
Infomart Corp.(a)	40,500	497,200
Justsystems Corp.	13,500	303,289
Miroku Jyoho Service Co. Ltd.	9,000	194,188
Money Forward Inc.(b)	4,500	161,295
OBIC Business Consultants Co. Ltd.	4,500	393,923
PKSHA Technology Inc.(b)	800	63,901
Rakus Co. Ltd.	9,000	166,288
Sourcenext Corp.	36,000	233,342
Systena Corp.	31,500	405,297
UNITED Inc./Japan(a)	4,500	83,025

		3,765,751

Specialty Retail — 2.8%
Adastria Co. Ltd.(a)	9,000	147,345
Alpen Co. Ltd.	9,000	154,320
AOKI Holdings Inc.	18,000	232,233
Aoyama Trading Co. Ltd.	18,000	451,466

Security	Shares	Value

Specialty Retail (continued)
Arcland Sakamoto Co. Ltd.	9,000	$123,012
Asahi Co. Ltd.	9,000	115,799
Autobacs Seven Co. Ltd.	31,500	481,585
Bic Camera Inc.	45,000	632,497
Chiyoda Co. Ltd.	9,000	162,404
DCM Holdings Co. Ltd.	45,000	446,235
EDION Corp.	27,000	296,750
Geo Holdings Corp.	13,500	227,200
IDOM Inc.(a)	27,000	135,535
JINS Inc.	5,500	340,027
Joshin Denki Co. Ltd.	9,000	229,221
Joyful Honda Co. Ltd.	27,000	411,599
Keiyo Co. Ltd.	13,500	72,404
Kohnan Shoji Co. Ltd.	13,500	332,893
Komeri Co. Ltd.	13,500	323,025
K’s Holdings Corp.	72,000	758,996
LIXIL VIVA Corp.	9,200	144,137
Nextage Co. Ltd.(a)	13,500	142,550
Nishimatsuya Chain Co. Ltd.	18,000	158,045
Nojima Corp.	13,500	309,709
PAL GROUP Holdings Co. Ltd.	4,500	122,061
PC Depot Corp.(a)	13,540	66,060
Sac’s Bar Holdings Inc.	9,000	89,089
Sanrio Co. Ltd.	22,500	464,861
Shimachu Co. Ltd.	18,000	485,865
T-Gaia Corp.	9,000	191,968
Tokyo Base Co. Ltd.(a)(b)	9,000	55,165
United Arrows Ltd.	9,000	303,170
VT Holdings Co. Ltd.	36,000	148,692
Xebio Holdings Co. Ltd.	9,000	116,750
Yellow Hat Ltd.	9,000	236,433

		9,109,101

Technology Hardware, Storage & Peripherals — 0.7%
Eizo Corp.	9,000	376,486
Elecom Co. Ltd.	4,500	119,088
Maxell Holdings Ltd.	22,500	315,456
MCJ Co. Ltd.	31,500	221,651
Melco Holdings Inc.	4,500	154,161
Noritsu Koki Co. Ltd.	9,000	154,954
Riso Kagaku Corp.	9,000	153,606
Roland DG Corp.	4,500	97,530
Toshiba TEC Corp.	9,000	242,933
Wacom Co. Ltd.	63,000	318,468

		2,154,333

Textiles, Apparel & Luxury Goods — 1.1%
Descente Ltd.	13,500	264,293
Fujibo Holdings Inc.	4,500	123,250
Goldwin Inc.	4,500	466,446
Gunze Ltd.	9,000	353,104
Japan Wool Textile Co. Ltd. (The)	22,500	182,100
Kurabo Industries Ltd.	9,000	229,855
Onward Holdings Co. Ltd.	45,000	268,296
Seiko Holdings Corp.	13,500	299,604
Seiren Co. Ltd.	18,000	300,872
TSI Holdings Co. Ltd.	27,000	179,049
Unitika Ltd.(b)	22,500	108,587
Wacoal Holdings Corp.	18,000	490,621
Yondoshi Holdings Inc.	9,000	195,376

		3,461,453

151

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance — 0.0%
Aruhi Corp.	9,000	$142,431

Trading Companies & Distributors — 2.3%
Advan Co. Ltd.	4,500	43,554
Daiichi Jitsugyo Co. Ltd.	4,500	158,917
Gecoss Corp.	4,500	45,733
Hanwa Co. Ltd.	13,500	404,227
Inaba Denki Sangyo Co. Ltd.	9,200	382,017
Inabata & Co. Ltd.	18,000	258,071
Iwatani Corp.	18,000	599,207
Japan Pulp & Paper Co. Ltd.	4,500	177,741
Kamei Corp.	9,000	109,776
Kanamoto Co. Ltd.	13,500	397,094
Kanematsu Corp.	36,000	459,075
Nagase & Co. Ltd.	45,000	672,523
Nichiden Corp.	4,500	72,444
Nippon Steel & Sumikin Bussan Corp.	4,644	209,399
Nishio Rent All Co. Ltd.	9,000	328,534
Sojitz Corp.	553,500	1,959,551
Trusco Nakayama Corp.	18,000	511,229
Wakita & Co. Ltd.	18,000	206,869
Yamazen Corp.	27,000	286,050
Yuasa Trading Co. Ltd.	9,000	301,585

		7,583,596

Transportation Infrastructure — 0.3%
Mitsubishi Logistics Corp.	22,500	555,614
Nissin Corp.	4,500	77,517
Sumitomo Warehouse Co. Ltd. (The)	22,500	288,705

		921,836

Total Common Stocks — 99.2% (Cost: $374,608,422)		323,803,487

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(c)(d)(e)	10,703,855	$10,704,925
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	129,892	129,892

		10,834,817

Total Short-Term Investments — 3.3% (Cost: $10,833,789)		10,834,817

Total Investments in Securities — 102.5% (Cost: $385,442,211)		334,638,304

Other Assets, Less Liabilities — (2.5)%		(8,269,157)

Net Assets — 100.0%		$326,369,147

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	17,897,350	(7,193,495)	10,703,855	$10,704,925	$106,995	(a)	$816	$(3,334)
BlackRock Cash Funds: Treasury, SL Agency Shares	55,060	74,832	129,892	129,892	766		—	—

				$10,834,817	$107,761		$816	$(3,334)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	13	12/13/18	$1,910	$(137,030)

152

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Japan Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$323,803,487	$—	$—	$323,803,487
Money Market Funds	10,834,817	—	—	10,834,817

	$334,638,304	$—	$—	$334,638,304

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(137,030)	$—	$—	$(137,030)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

153

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Malaysia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.0%
AirAsia Group Bhd	7,672,100	$5,647,047

Banks — 35.0%
Alliance Bank Malaysia Bhd	4,902,700	4,803,697
AMMB Holdings Bhd	8,109,837	8,256,161
CIMB Group Holdings Bhd	22,898,612	31,520,135
Hong Leong Bank Bhd	3,180,340	15,489,384
Hong Leong Financial Group Bhd	1,120,200	5,161,299
Malayan Banking Bhd	18,731,281	42,032,914
Public Bank Bhd	14,235,580	84,777,310
RHB Bank Bhd	4,905,202	6,154,215
RHB Bank Bhd, New(a)(b)	1,621,200	4

		198,195,119

Beverages — 0.9%
Fraser & Neave Holdings Bhd	630,000	5,016,513

Chemicals — 4.6%
Petronas Chemicals Group Bhd	11,742,800	25,817,603

Construction & Engineering — 1.9%
Gamuda Bhd	9,680,200	5,459,498
IJM Corp. Bhd	14,258,380	5,554,107

		11,013,605

Diversified Telecommunication Services — 0.5%
Telekom Malaysia Bhd(c)	5,548,600	3,089,554

Electric Utilities — 9.2%
Tenaga Nasional Bhd	15,274,612	51,980,039

Energy Equipment & Services — 2.4%
Dialog Group Bhd	17,954,354	13,601,458

Food Products — 11.4%
FGV Holdings Bhd	24,000	5,076
Genting Plantations Bhd	1,185,100	2,690,513
IOI Corp. Bhd	9,227,430	9,371,867
Kuala Lumpur Kepong Bhd(c)	2,088,300	12,226,873
Nestle Malaysia Bhd(c)	289,700	10,343,214
PPB Group Bhd	2,781,919	11,700,747
QL Resources Bhd	3,122,600	5,268,385
Sime Darby Plantation Bhd(c)	11,646,055	13,080,764

		64,687,439

Gas Utilities — 2.7%
Petronas Gas Bhd(c)	3,390,200	15,344,817

Health Care Equipment & Supplies — 3.5%
Hartalega Holdings Bhd(c)	6,503,600	9,946,957
Top Glove Corp. Bhd	6,895,100	9,837,196

		19,784,153

Health Care Providers & Services — 2.7%
IHH Healthcare Bhd	12,109,000	15,539,570

Hotels, Restaurants & Leisure — 4.5%
Genting Bhd	10,402,000	15,611,079
Genting Malaysia Bhd	14,536,800	9,935,535

		25,546,614

Industrial Conglomerates — 2.4%
HAP Seng Consolidated Bhd	3,049,400	7,178,060

Security	Shares	Value

Industrial Conglomerates (continued)
Sime Darby Bhd	11,663,355	$6,382,861

		13,560,921

Marine — 1.5%
MISC Bhd	5,667,720	8,329,903

Metals & Mining — 1.3%
Press Metal Aluminium Holdings Bhd(c)	6,741,200	7,668,326

Multi-Utilities — 0.8%
YTL Corp. Bhd	16,073,862	4,302,241

Oil, Gas & Consumable Fuels — 1.1%
Petronas Dagangan Bhd	974,400	6,007,772

Real Estate Management & Development — 1.9%
IOI Properties Group Bhd(c)	8,114,525	3,160,874
Sime Darby Property Bhd	15,041,455	3,576,591
SP Setia Bhd Group	7,656,500	3,933,917

		10,671,382

Tobacco — 1.1%
British American Tobacco Malaysia Bhd(c)	700,100	6,307,509

Transportation Infrastructure — 2.0%
Malaysia Airports Holdings Bhd	3,369,100	6,175,408
Westports Holdings Bhd	5,832,600	5,254,846

		11,430,254

Wireless Telecommunication Services — 7.4%
Axiata Group Bhd	13,314,400	11,550,071
DiGi.Com Bhd(c)	15,215,100	15,416,902
Maxis Bhd(c)	11,472,600	14,887,374

		41,854,347

Total Common Stocks — 99.8% (Cost: $456,335,083)		565,396,186

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	12,685,689	12,686,958
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	639,511	639,511

		13,326,469

Total Short-Term Investments — 2.3% (Cost: $13,326,316)		13,326,469

Total Investments in Securities — 102.1% (Cost: $469,661,399)		578,722,655

Other Assets, Less Liabilities — (2.1)%		(12,094,535)

Net Assets — 100.0%		$566,628,120

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

154

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Malaysia ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,332,868	(647,179)	12,685,689	$12,686,958	$151,345	(a)	$(1,907)	$(1,492)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	639,511	639,511	639,511	2,293		—	—

				$13,326,469	$153,638		$(1,907)	$(1,492)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$565,396,182	$—	$4	$565,396,186
Money Market Funds	13,326,469	—	—	13,326,469

	$578,722,651	$—	$4	$578,722,655

155

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.6%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	5,816,100	$3,721,938
Grupo Aeromexico SAB de CV(a)	2,743,043	2,924,277

		6,646,215

Auto Components — 0.2%
Rassini SAB de CV	668,099	2,687,731

Banks — 13.4%
Banco del Bajio SA(c)	5,642,330	10,554,886
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	14,515,850	17,829,330
Grupo Financiero Banorte SAB de CV, Class O	18,218,961	83,412,812
Grupo Financiero Inbursa SAB de CV, Class O	18,080,792	24,367,513
Regional SAB de CV	1,992,400	8,594,081

		144,758,622

Beverages — 14.3%
Arca Continental SAB de CV	3,488,029	18,026,676
Coca-Cola Femsa SAB de CV, Series L, NVS	2,932,847	17,669,950
Fomento Economico Mexicano SAB de CV	13,678,110	118,637,852

		154,334,478

Capital Markets — 0.6%
Bolsa Mexicana de Valores SAB de CV	3,898,687	6,768,078

Chemicals — 1.8%
Mexichem SAB de CV	8,315,818	19,438,964

Construction Materials — 4.6%
Cemex SAB de CV, CPO(a)	94,424,529	48,591,220
Grupo Cementos de Chihuahua SAB de CV	215,600	1,125,381

		49,716,601

Consumer Finance — 1.1%
Credito Real SAB de CV SOFOM ER	2,531,274	2,540,512
Gentera SAB de CV(b)	8,620,806	6,393,864
Unifin Financiera SAB de CV SOFOM ENR	1,424,348	3,036,210

		11,970,586

Diversified Telecommunication Services — 0.9%
Axtel SAB de CV, CPO(a)	12,973,077	2,027,666
Telesites SAB de CV(a)	11,743,746	7,330,552

		9,358,218

Equity Real Estate Investment Trusts (REITs) — 4.8%
Concentradora Fibra Danhos SA de CV	2,815,600	3,324,071
Concentradora Fibra Hotelera Mexicana SA de CV(c)	8,541,690	4,097,509
Fibra Uno Administracion SA de CV	23,721,000	24,017,429
Macquarie Mexico Real Estate Management SA de CV	7,202,400	6,301,204
PLA Administradora Industrial S. de RL de CV	6,949,500	8,894,485
Prologis Property Mexico SA de CV	3,405,700	5,550,693

		52,185,391

Food & Staples Retailing — 9.3%
Grupo Comercial Chedraui SA de CV	3,195,000	5,891,963
La Comer SAB de CV(a)	4,727,855	4,817,145
Wal-Mart de Mexico SAB de CV	36,383,133	90,020,123

		100,729,231

Food Products — 5.0%
Gruma SAB de CV, Series B	1,692,025	18,537,158
Grupo Bimbo SAB de CV, Series A	12,801,704	24,539,103
Grupo Herdez SAB de CV	2,289,644	4,702,910

Security	Shares	Value

Food Products (continued)
Industrias Bachoco SAB de CV, Series B	1,715,800	$5,979,146

		53,758,317

Gas Utilities — 1.4%
Infraestructura Energetica Nova SAB de CV	4,049,700	15,417,950

Hotels, Restaurants & Leisure — 1.4%
Alsea SAB de CV	4,258,766	10,677,397
Hoteles City Express SAB de CV(a)(b)	3,934,700	4,647,204

		15,324,601

Household Durables — 0.3%
Consorcio ARA SAB de CV	10,454,319	2,738,730

Household Products — 1.7%
Kimberly-Clark de Mexico SAB de CV, Class A	12,085,554	17,873,724

Industrial Conglomerates — 3.3%
Alfa SAB de CV, Class A	22,927,751	23,056,500
Grupo Carso SAB de CV, Series A1	3,785,033	12,151,843

		35,208,343

Insurance — 0.4%
Qualitas Controladora SAB de CV	1,921,600	4,169,846

Machinery — 0.2%
Grupo Rotoplas SAB de CV	2,100,600	2,065,935

Media — 4.7%
Grupo Televisa SAB, CPO	16,262,147	44,480,468
Megacable Holdings SAB de CV, CPO	968,900	4,436,917
TV Azteca SAB de CV, CPO(b)	17,573,518	2,064,348

		50,981,733

Metals & Mining — 6.1%
Grupo Mexico SAB de CV, Series B	22,654,286	46,743,272
Industrias CH SAB de CV, Series B(a)	1,459,483	6,314,031
Industrias Penoles SAB de CV	1,139,198	12,983,411

		66,040,714

Mortgage Real Estate Investment — 0.2%
Concentradora Hipotecaria SAPI de CV(b)	3,539,000	2,235,167

Multiline Retail — 0.9%
El Puerto de Liverpool SAB de CV, Series C1, NVS	1,615,265	9,630,102

Pharmaceuticals — 0.4%
Genomma Lab Internacional SAB de CV, Class B(a)	7,641,893	4,706,286

Real Estate Management & Development — 0.8%
Corp Inmobiliaria Vesta SAB de CV	5,204,149	6,489,280
Grupo GICSA SA de CV(a)(b)	6,200,866	2,112,087

		8,601,367

Transportation Infrastructure — 6.3%
Grupo Aeroportuario del Centro Norte SAB de CV	2,300,192	10,256,364
Grupo Aeroportuario del Pacifico SAB de CV, Series B	2,819,149	19,552,492
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,623,325	21,815,343
Promotora y Operadora de Infraestructura SAB de CV	1,829,745	16,231,025

		67,855,224

Wireless Telecommunication Services — 15.0%
America Movil SAB de CV, Series L, NVS	241,519,518	162,391,999

Total Common Stocks — 99.7% (Cost: $1,578,700,114)		1,077,594,153

156

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 2.38%(d)(e)(f)	1,527,568	$1,527,721
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.18%(d)(e)	1,932,420	1,932,420

		3,460,141

Total Short-Term Investments — 0.3% (Cost: $3,459,988)		3,460,141

Total Investments in Securities — 100.0% (Cost: $1,582,160,102)		1,081,054,294

Other Assets, Less Liabilities — (0.0)%		(353,615)

Net Assets — 100.0%		$1,080,700,679

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,322,257	(14,794,689)	1,527,568	$1,527,721	$66,666	(a)	$(1,324)	$(4,721)
BlackRock Cash Funds: Treasury, SL Agency Shares	734,154	1,198,266	1,932,420	1,932,420	3,284		—	—

				$3,460,141	$69,950		$(1,324)	$(4,721)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	131	12/21/18	$2,692	$45,412

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

157

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Mexico ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,077,594,153	$—	$—	$1,077,594,153
Money Market Funds	3,460,141	—	—	3,460,141

	$1,081,054,294	$—	$—	$1,081,054,294

Derivative financial instruments(a)
Assets
Futures Contracts	$45,412	$—	$—	$45,412

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

158

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
PostNL NV	165,011	$485,768

Banks — 11.3%
ABN AMRO Group NV, CVA(a)	127,136	3,241,749
ING Groep NV	1,038,586	12,563,735
NIBC Holding NV(a)	6,052	57,073

		15,862,557

Beverages — 6.5%
Coca-Cola European Partners PLC, NVS(b)	58,999	2,863,811
Heineken Holding NV	14,558	1,284,873
Heineken NV	54,127	4,953,079

		9,101,763

Biotechnology — 0.2%
Pharming Group NV(b)(c)	146,899	131,148
ProQR Therapeutics NV(b)	6,641	126,578

		257,726

Capital Markets — 0.5%
BinckBank NV	50,261	249,826
Flow Traders(a)	14,029	436,820

		686,646

Chemicals — 8.7%
Akzo Nobel NV	72,346	6,069,811
Corbion NV	24,425	706,314
Koninklijke DSM NV	52,526	4,653,134
OCI NV(b)	30,325	691,517

		12,120,776

Construction & Engineering — 1.2%
Arcadis NV	33,133	417,540
Boskalis Westminster(c)	31,861	880,942
Koninklijke BAM Groep NV	76,641	239,938
Koninklijke Volkerwessels NV	7,900	131,399

		1,669,819

Diversified Financial Services — 0.0%
SNS REAAL NV(b)(c)(d)	68,952	1

Diversified Telecommunication Services — 2.2%
Koninklijke KPN NV	1,024,715	3,031,691

Electrical Equipment — 1.3%
Kendrion NV	10,234	263,035
SIF Holding NV	2,871	42,194
Signify NV(a)	29,471	783,827
TKH Group NV	15,757	799,271

		1,888,327

Energy Equipment & Services — 1.0%
Fugro NV, CVA(b)(c)	31,089	378,054
SBM Offshore NV	63,303	960,801

		1,338,855

Equity Real Estate Investment Trusts (REITs) — 1.4%
Eurocommercial Properties NV	18,262	603,773
NSI NV	10,956	445,337
Vastned Retail NV	10,208	381,992
Wereldhave NV	16,017	524,109

		1,955,211

Food & Staples Retailing — 4.5%
Koninklijke Ahold Delhaize NV	244,259	6,279,347

Security	Shares	Value

Food Products — 0.3%
ForFarmers NV	8,937	$87,630
Wessanen	35,224	370,906

		458,536

Health Care Equipment & Supplies — 6.3%
Koninklijke Philips NV	235,960	8,881,926

Hotels, Restaurants & Leisure — 0.1%
Basic-Fit NV(a)(b)	6,651	199,184

Household Durables — 0.3%
TomTom NV(b)	49,636	449,603

Insurance — 6.0%
Aegon NV	537,087	2,990,111
ASR Nederland NV	37,900	1,634,958
NN Group NV	89,659	3,813,972

		8,439,041

Internet & Direct Marketing Retail — 0.2%
Takeaway.com NV(a)(b)	5,663	300,399

IT Services — 1.1%
InterXion Holding NV(b)	24,502	1,525,739

Leisure Products — 0.2%
Accell Group NV	14,217	299,086

Machinery — 0.9%
Aalberts Industries NV	33,996	1,191,712

Metals & Mining — 0.4%
AMG Advanced Metallurgical Group NV	7,660	339,289
Constellium NV, Class A(b)	31,500	264,285

		603,574

Oil, Gas & Consumable Fuels — 0.8%
Koninklijke Vopak NV	24,987	1,092,053

Personal Products — 16.4%
Unilever NV, CVA	414,432	22,995,142

Professional Services — 5.3%
Brunel International NV	16,689	207,857
Intertrust NV(a)	20,171	323,623
Randstad NV	37,296	1,814,977
Wolters Kluwer NV	84,258	5,086,789

		7,433,246

Semiconductors & Semiconductor Equipment — 18.8%
ASM International NV	17,411	741,034
ASML Holding NV	109,831	18,541,506
BE Semiconductor Industries NV	27,861	604,099
NXP Semiconductors NV	76,577	6,384,224

		26,270,863

Software — 1.1%
Gemalto NV(b)	26,452	1,514,286

Trading Companies & Distributors — 2.4%
AerCap Holdings NV(b)	39,824	2,105,495
IMCD NV	18,586	1,228,970

		3,334,465

Total Common Stocks — 99.7% (Cost: $151,788,777)		139,667,342

159

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(e)(f)(g)	1,344,220	$1,344,354
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(e)(f)	89,167	89,167

		1,433,521

Total Short-Term Investments — 1.0% (Cost: $1,433,499)		1,433,521

Total Investments in Securities — 100.7% (Cost: $153,222,276)		141,100,863

Other Assets, Less Liabilities — (0.7)%		(1,022,238)

Net Assets — 100.0%		$140,078,625

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,959,407	(2,615,187)	1,344,220	$1,344,354	$6,020	(a)	$(179)	$(308)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,009	79,158	89,167	89,167	342		—	—

				$1,433,521	$6,362		$(179)	$(308)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	10	12/21/18	$358	$(8,360)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

160

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Netherlands ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$139,667,341	$—	$1	$139,667,342
Money Market Funds	1,433,521	—	—	1,433,521

	$141,100,862	$—	$1	$141,100,863

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(8,360)	$—	$—	$(8,360)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

161

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 56.3%
AGL Energy Ltd.	885,940	$12,169,274
Alumina Ltd.	3,336,376	5,433,147
Amcor Ltd./Australia	1,562,047	15,319,398
AMP Ltd.	3,947,864	7,005,514
APA Group	1,595,716	10,254,390
Aristocrat Leisure Ltd.	776,797	13,421,278
ASX Ltd.	261,687	11,521,234
Aurizon Holdings Ltd.	2,695,925	8,288,224
AusNet Services	2,469,654	2,786,353
Australia & New Zealand Banking Group Ltd.	3,878,773	75,910,305
Bank of Queensland Ltd.	535,867	3,885,777
Bendigo & Adelaide Bank Ltd.	654,173	5,101,941
BGP Holdings PLC(a)(b)	27,004,595	306
BHP Billiton Ltd.	4,334,473	97,141,492
BlueScope Steel Ltd.	734,155	6,020,591
Boral Ltd.	1,588,243	5,915,054
Brambles Ltd.	2,146,620	16,098,937
Caltex Australia Ltd.	353,900	7,114,729
Challenger Ltd./Australia	740,455	5,147,629
CIMIC Group Ltd.	131,812	3,907,982
Coca-Cola Amatil Ltd.	686,302	4,330,127
Cochlear Ltd.	77,785	9,615,527
Coles Group Ltd.(b)(c)	1,535,973	13,134,455
Commonwealth Bank of Australia	2,375,189	123,547,140
Computershare Ltd.	624,807	8,281,216
Crown Resorts Ltd.	508,966	4,348,567
CSL Ltd.	610,595	79,100,356
Dexus	1,372,374	10,482,762
Domino’s Pizza Enterprises Ltd.	81,634	2,741,612
Flight Centre Travel Group Ltd.	75,033	2,676,631
Fortescue Metals Group Ltd.	2,112,702	6,171,203
Goodman Group	2,203,560	16,493,785
GPT Group (The)	2,443,832	9,404,886
Harvey Norman Holdings Ltd.	785,543	1,812,711
Incitec Pivot Ltd.	2,211,191	6,071,356
Insurance Australia Group Ltd.	3,118,458	16,578,409
James Hardie Industries PLC	597,145	6,977,042
LendLease Group	773,086	7,147,153
Macquarie Group Ltd.	436,304	36,455,471
Medibank Pvt Ltd.	3,707,063	6,551,140
Mirvac Group	5,019,042	8,026,691
National Australia Bank Ltd.	3,688,877	66,375,294
Newcrest Mining Ltd.	1,035,144	15,685,214
Oil Search Ltd.	1,846,818	9,858,550
Orica Ltd.	509,267	6,508,114
Origin Energy Ltd.(b)	2,378,019	11,252,834
QBE Insurance Group Ltd.	1,815,869	15,010,754
Ramsay Health Care Ltd.	190,616	7,547,280
REA Group Ltd.	70,657	3,925,005
Rio Tinto Ltd.	500,811	26,799,760
Santos Ltd.	2,398,195	9,667,076
Scentre Group	7,171,544	20,424,379
Seek Ltd.	449,201	6,061,977
Sonic Healthcare Ltd.	546,239	9,094,716
South32 Ltd.	6,908,880	15,640,150
Stockland	3,272,211	8,697,897
Suncorp Group Ltd.	1,751,050	17,032,341
Sydney Airport	1,486,268	7,380,361

Security	Shares	Value

Australia (continued)
Tabcorp Holdings Ltd.	2,586,102	$8,101,669
Telstra Corp. Ltd.	5,611,324	12,006,172
TPG Telecom Ltd.(c)	497,030	2,609,655
Transurban Group	3,528,717	29,350,272
Treasury Wine Estates Ltd.	967,613	9,998,382
Vicinity Centres	4,463,827	8,703,425
Washington H Soul Pattinson & Co. Ltd.	141,438	2,708,135
Wesfarmers Ltd.	1,529,817	35,290,734
Westpac Banking Corp.	4,633,402	87,870,584
Woodside Petroleum Ltd.	1,264,771	28,686,987
Woolworths Group Ltd.	1,772,092	37,424,511
WorleyParsons Ltd.	428,036	4,125,968

		1,216,229,991

China — 0.3%
BeiGene Ltd., ADR(b)	43,850	6,722,643

Hong Kong — 30.2%
AIA Group Ltd.	16,303,014	133,015,678
ASM Pacific Technology Ltd.	407,400	4,164,713
Bank of East Asia Ltd. (The)	1,715,720	5,776,983
BOC Hong Kong Holdings Ltd.	5,004,000	19,502,540
CK Asset Holdings Ltd.	3,486,732	25,106,520
CK Hutchison Holdings Ltd.	3,651,732	38,170,358
CK Infrastructure Holdings Ltd.	893,208	6,791,154
CLP Holdings Ltd.	2,212,000	24,379,133
Dairy Farm International Holdings Ltd.	459,500	4,043,600
Galaxy Entertainment Group Ltd.	3,192,000	19,598,837
Hang Lung Group Ltd.	1,203,000	3,335,795
Hang Lung Properties Ltd.	2,697,736	5,460,453
Hang Seng Bank Ltd.	1,037,300	23,938,457
Henderson Land Development Co. Ltd.	1,766,402	9,073,809
HK Electric Investments & HK Electric Investments Ltd.(c)	3,663,000	3,510,526
HKT Trust & HKT Ltd.	5,124,338	7,412,389
Hong Kong & China Gas Co. Ltd.	12,493,060	25,191,258
Hong Kong Exchanges & Clearing Ltd.	1,597,600	46,545,417
Hongkong Land Holdings Ltd.	1,582,800	10,304,028
Hysan Development Co. Ltd.	840,830	4,018,406
Jardine Matheson Holdings Ltd.	295,900	19,538,277
Jardine Strategic Holdings Ltd.	304,400	11,719,400
Kerry Properties Ltd.	885,500	3,038,134
Link REIT	2,862,086	27,246,642
Melco Resorts & Entertainment Ltd., ADR	334,138	6,037,874
MGM China Holdings Ltd.(c)	1,280,400	2,185,879
Minth Group Ltd.(c)	1,008,000	3,381,146
MTR Corp. Ltd.	2,036,786	10,566,848
New World Development Co. Ltd.	8,352,921	11,228,666
NWS Holdings Ltd.	2,105,000	4,427,473
PCCW Ltd.	5,844,867	3,428,162
Power Assets Holdings Ltd.	1,850,500	12,532,537
Sands China Ltd.	3,292,800	14,242,888
Shangri-La Asia Ltd.	1,705,000	2,418,362
Sino Land Co. Ltd.	4,426,800	7,613,932
SJM Holdings Ltd.	2,688,000	2,421,544
Sun Hung Kai Properties Ltd.	2,146,500	30,582,979
Swire Pacific Ltd., Class A	672,000	7,427,786
Swire Properties Ltd.	1,591,200	5,540,709
Techtronic Industries Co. Ltd.	1,848,207	9,942,755
WH Group Ltd.(d)	11,914,500	8,693,326
Wharf Holdings Ltd. (The)	1,628,600	4,359,859

162

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Wharf Real Estate Investment Co. Ltd.	1,627,600	$9,785,462
Wheelock & Co. Ltd.	1,094,000	6,276,791
Wynn Macau Ltd.	2,104,400	4,781,169
Yue Yuen Industrial Holdings Ltd.	986,000	2,866,371

		651,625,025

New Zealand — 1.8%
a2 Milk Co. Ltd.(b)(c)	993,662	7,064,355
Auckland International Airport Ltd.	1,289,362	6,376,772
Fisher & Paykel Healthcare Corp. Ltd.	775,723	7,086,827
Fletcher Building Ltd.(b)	1,155,019	3,776,501
Meridian Energy Ltd.	1,720,475	3,905,830
Ryman Healthcare Ltd.	539,292	4,293,396
Spark New Zealand Ltd.	2,484,819	7,219,858

		39,723,539

Singapore — 10.8%
Ascendas REIT	3,572,925	6,692,724
CapitaLand Commercial Trust	3,518,993	4,462,863
CapitaLand Ltd.	3,477,400	7,907,790
CapitaLand Mall Trust	3,353,600	5,499,708
City Developments Ltd.(c)	557,900	3,427,913
ComfortDelGro Corp. Ltd.	2,928,600	4,482,551
DBS Group Holdings Ltd.	2,423,400	43,063,041
Genting Singapore Ltd.	8,128,300	5,746,684
Golden Agri-Resources Ltd.(b)	8,564,187	1,529,319
Jardine Cycle & Carriage Ltd.	134,400	3,448,163
Keppel Corp. Ltd.	1,970,400	8,703,079
Oversea-Chinese Banking Corp. Ltd.(c)	4,244,824	34,837,258
SATS Ltd.	908,200	3,170,757
Sembcorp Industries Ltd.(c)	1,327,440	2,525,232
Singapore Airlines Ltd.	730,000	5,059,985
Singapore Exchange Ltd.	1,094,900	5,841,595
Singapore Press Holdings Ltd.(c)	2,152,117	4,141,100
Singapore Technologies Engineering Ltd.	2,112,500	5,466,017
Singapore Telecommunications Ltd.	11,020,828	24,740,634
Suntec REIT	2,885,300	3,701,260
United Overseas Bank Ltd.	1,807,800	33,138,608

Security	Shares	Value

Singapore (continued)
UOL Group Ltd.	683,300	$3,042,976
Venture Corp. Ltd.	369,600	4,016,571
Wilmar International Ltd.	2,582,400	5,721,936
Yangzijiang Shipbuilding Holdings Ltd.	3,225,400	2,915,085

		233,282,849

Total Common Stocks — 99.4% (Cost: $2,364,847,796)		2,147,584,047

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(e)(f)(g)	34,507,167	34,510,617
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(e)(f)	850,548	850,548

		35,361,165

Total Short-Term Investments — 1.6% (Cost: $35,360,181)		35,361,165

Total Investments in Securities — 101.0% (Cost: $2,400,207,977)		2,182,945,212

Other Assets, Less Liabilities — (1.0)%		(21,839,019)

Net Assets — 100.0%		$2,161,106,193

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,716,683	14,790,484	34,507,167	$34,510,617	$26,240	(a)	$(925)	$(2,934)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,387,961	(537,413)	850,548	850,548	4,540		—	—

				$35,361,165	$30,780		$(925)	$(2,934)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

163

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Pacific ex Japan ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	80	12/20/18	$8,287	$(409,964)
Hang Seng Index	17	12/28/18	2,882	17,706
MSCI Singapore Index	77	12/28/18	1,956	10,837

				$(381,421)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,147,583,741	$—	$306	$2,147,584,047
Money Market Funds	35,361,165	—	—	35,361,165

	$2,182,944,906	$—	$306	$2,182,945,212

Derivative financial instruments(a)
Assets
Futures Contracts	$28,543	$—	$—	$28,543
Liabilities
Futures Contracts	(409,964)	—	—	(409,964)

	$(381,421)	$—	$—	$(381,421)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

164

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Russia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 15.6%
Sberbank of Russia PJSC	17,691,520	$51,262,535
Sberbank of Russia PJSC, ADR	2,023,171	23,984,692
VTB Bank PJSC	9,605,425,016	5,351,292
VTB Bank PJSC, GDR, NVS(a)	739,615	921,560

		81,520,079

Capital Markets — 1.8%
Moscow Exchange MICEX-RTS PJSC(b)	7,261,020	9,708,473

Chemicals — 1.9%
PhosAgro PJSC, GDR, NVS(a)	759,509	10,116,660

Electric Utilities — 2.2%
Inter RAO UES PJSC	181,291,000	11,088,259
RusHydro PJSC	39,747,250	299,562

		11,387,821

Food & Staples Retailing — 5.8%
Magnit PJSC, GDR, NVS(a)	1,343,481	17,156,252
X5 Retail Group NV, GDR(a)	523,187	13,479,670

		30,635,922

Metals & Mining — 19.4%
Alrosa PJSC	11,652,950	17,340,404
Magnitogorsk Iron & Steel Works PJSC	14,030,000	9,808,060
MMC Norilsk Nickel PJSC	131,486	25,015,775
Novolipetsk Steel PJSC	5,818,350	13,761,905
Polymetal International PLC	913,429	9,103,935
Polyus PJSC	160,515	11,573,670
Severstal PJSC	989,225	14,814,920

		101,418,669

Oil, Gas & Consumable Fuels — 46.9%
Gazprom PJSC	28,412,400	68,446,077
LUKOIL PJSC	1,327,210	97,054,183
LUKOIL PJSC, ADR, NVS	6,276	461,286
Novatek PJSC, GDR, NVS(a)	139,209	23,679,451
Rosneft Oil Co. PJSC, GDR, NVS(a)	2,169,545	13,668,133
Rosneft Oil Co. PJSC	1,363,360	8,615,625
Surgutneftegas PJSC, ADR, NVS	82,484	327,956

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Surgutneftegas PJSC	24,662,146	$10,074,451
Tatneft PJSC	2,219,045	23,621,424

		245,948,586

Wireless Telecommunication Services — 3.0%
Mobile TeleSystems PJSC, ADR, NVS	2,110,897	15,641,747

Total Common Stocks — 96.6% (Cost: $532,093,207)		506,377,957

Preferred Stocks

Oil, Gas & Consumable Fuels — 3.4%
Surgutneftegas PJSC, Preference Shares, NVS	23,735,400	13,382,791
Transneft PJSC, Preference Shares	1,655	4,335,716

		17,718,507

Total Preferred Stocks — 3.4% (Cost: $17,134,691)		17,718,507

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	744,755	744,755

Total Short-Term Investments — 0.2% (Cost: $744,755)		744,755

Total Investments in Securities — 100.2% (Cost: $549,972,653)		524,841,219

Other Assets, Less Liabilities — (0.2)%		(853,545)

Net Assets — 100.0%		$523,987,674

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	349,697	395,058	744,755	$744,755	$5,485	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

165

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Russia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$506,377,957	$—	$—	$506,377,957
Preferred Stocks	17,718,507	—	—	17,718,507
Money Market Funds	744,755	—	—	744,755

	$524,841,219	$—	$—	$524,841,219

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

166

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Singapore ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
Singapore Technologies Engineering Ltd.	6,167,700	$15,958,699

Airlines — 2.8%
Singapore Airlines Ltd.	2,129,867	14,763,145

Banks — 45.6%
DBS Group Holdings Ltd.	5,269,000	93,628,440
Oversea-Chinese Banking Corp. Ltd.(a)	9,163,350	75,203,587
United Overseas Bank Ltd.	3,908,300	71,642,671

		240,474,698

Capital Markets — 3.1%
Singapore Exchange Ltd.	3,091,700	16,495,076

Distributors — 2.1%
Jardine Cycle & Carriage Ltd.	439,444	11,274,365

Diversified Telecommunication Services — 4.4%
Singapore Telecommunications Ltd.	10,306,168	23,136,296

Electronic Equipment, Instruments & Components — 2.2%
Venture Corp. Ltd.	1,084,000	11,780,204

Equity Real Estate Investment Trusts (REITs) — 7.9%
Ascendas REIT	9,903,181	18,550,419
CapitaLand Commercial Trust	3,581,283	4,541,861
CapitaLand Mall Trust	4,021,800	6,595,517
Suntec REIT	9,502,500	12,189,796

		41,877,593

Food Products — 4.3%
Golden Agri-Resources Ltd.(b)	36,461,928	6,511,059
Wilmar International Ltd.	7,315,900	16,210,157

		22,721,216

Hotels, Restaurants & Leisure — 3.1%
Genting Singapore Ltd.	22,847,142	16,152,863

Industrial Conglomerates — 5.9%
Keppel Corp. Ltd.	5,076,700	22,423,325
Sembcorp Industries Ltd.	4,619,000	8,786,873

		31,210,198

Machinery — 2.0%
Yangzijiang Shipbuilding Holdings Ltd.	11,389,900	10,294,079

Security	Shares	Value

Media — 2.4%
Singapore Press Holdings Ltd.	6,436,600	$12,385,294

Real Estate Management & Development — 6.3%
CapitaLand Ltd.	5,440,100	12,371,074
City Developments Ltd.	1,750,200	10,753,780
UOL Group Ltd.	2,221,700	9,894,014

		33,018,868

Road & Rail — 2.6%
ComfortDelGro Corp. Ltd.	8,774,700	13,430,663

Transportation Infrastructure — 2.0%
SATS Ltd.	2,984,700	10,420,345

Total Common Stocks — 99.7% (Cost: $592,558,077)		525,393,602

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(c)(d)(e)	20,601	20,603
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	227,570	227,570

		248,173

Total Short-Term Investments — 0.1% (Cost: $248,172)		248,173

Total Investments in Securities — 99.8% (Cost: $592,806,249)		525,641,775

Other Assets, Less Liabilities — 0.2%		1,242,715

Net Assets — 100.0%		$526,884,490

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,147,480	(6,126,879)	20,601	$20,603	$5,621	(a)	$931	$(1,783)
BlackRock Cash Funds: Treasury, SL Agency Shares	165,742	61,828	227,570	227,570	1,520		—	—

				$248,173	$7,141		$931	$(1,783)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

167

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Singapore ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	54	12/28/18	$1,372	$8,023

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$525,393,602	$—	$—	$525,393,602
Money Market Funds	248,173	—	—	248,173

	$525,641,775	$—	$—	$525,641,775

Derivative financial instruments(a)
Assets
Futures Contracts	$8,023	$—	$—	$8,023

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

168

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI South Africa ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 12.3%
Absa Group Ltd.	1,183,151	$13,140,197
Capitec Bank Holdings Ltd.	72,812	5,776,125
Nedbank Group Ltd.	654,239	12,541,478
Standard Bank Group Ltd.	2,051,678	25,921,462

		57,379,262

Capital Markets — 1.3%
Investec Ltd.	574,326	3,465,112
Reinet Investments SCA	170,130	2,480,742

		5,945,854

Chemicals — 5.5%
Sasol Ltd.(a)	876,475	25,680,646

Diversified Financial Services — 10.7%
FirstRand Ltd.	5,350,807	25,777,258
PSG Group Ltd.	280,502	4,753,843
Remgro Ltd.	871,930	12,679,417
RMB Holdings Ltd.	1,228,990	6,934,548

		50,145,066

Diversified Telecommunication Services — 0.6%
Telkom SA SOC Ltd.	642,809	2,628,951

Equity Real Estate Investment Trusts (REITs) — 5.5%
Fortress REIT Ltd., Series A	2,306,623	2,821,262
Fortress REIT Ltd., Series B	1,903,490	1,949,306
Growthpoint Properties Ltd.	5,051,871	8,605,441
Hyprop Investments Ltd.	522,724	3,362,624
Redefine Properties Ltd.	9,393,786	6,496,811
Resilient REIT Ltd.	592,521	2,572,843

		25,808,287

Food & Staples Retailing — 7.3%
Bid Corp. Ltd.	558,186	10,311,723
Clicks Group Ltd.	317,794	4,303,870
Pick n Pay Stores Ltd.	724,980	3,842,858
Shoprite Holdings Ltd.	740,713	10,531,973
SPAR Group Ltd. (The)	357,346	5,045,173

		34,035,597

Food Products — 1.2%
Tiger Brands Ltd.	289,419	5,593,747

Health Care Providers & Services — 1.8%
Life Healthcare Group Holdings Ltd.	2,449,082	4,592,167
Netcare Ltd.	2,190,877	4,044,817

		8,636,984

Industrial Conglomerates — 1.8%
Bidvest Group Ltd. (The)	577,155	8,545,203

Insurance — 8.8%
Discovery Ltd.	620,159	6,883,077
Liberty Holdings Ltd.	303,504	2,342,012
MMI Holdings Ltd./South Africa(b)	2,037,567	2,543,607
Old Mutual Ltd.	7,007,808	11,689,577
Rand Merchant Investment Holdings Ltd.	1,366,134	3,541,875
Sanlam Ltd.	2,530,442	14,020,651

		41,020,799

Media — 22.4%
Naspers Ltd., Class N	525,421	104,695,806

Security	Shares	Value

Metals & Mining — 3.8%
Anglo American Platinum Ltd.	107,853	$3,461,252
AngloGold Ashanti Ltd.	715,662	7,180,749
Gold Fields Ltd.	1,547,611	4,504,576
Kumba Iron Ore Ltd.	142,316	2,540,930

		17,687,507

Multiline Retail — 1.5%
Woolworths Holdings Ltd./South Africa	1,735,933	7,010,709

Oil, Gas & Consumable Fuels — 0.9%
Exxaro Resources Ltd.	473,160	4,408,369

Paper & Forest Products — 2.2%
Mondi Ltd.	218,405	4,804,004
Sappi Ltd.	964,362	5,266,827

		10,070,831

Pharmaceuticals — 1.5%
Aspen Pharmacare Holdings Ltd.	649,167	6,885,746

Real Estate Management & Development — 1.1%
NEPI Rockcastle PLC	676,854	5,369,436

Specialty Retail — 3.9%
Foschini Group Ltd. (The)	413,096	5,207,252
Mr. Price Group Ltd.	441,392	7,671,857
Truworths International Ltd.	812,449	5,142,019

		18,021,128

Wireless Telecommunication Services — 5.7%
MTN Group Ltd.(a)	2,722,503	17,156,211
Vodacom Group Ltd.	1,020,715	9,238,239

		26,394,450

Total Common Stocks — 99.8% (Cost: $583,612,752)		465,964,378

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(c)(d)(e)	18,358,165	18,360,002
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	325,748	325,748

		18,685,750

Total Short-Term Investments — 4.0% (Cost: $18,685,750)		18,685,750

Total Investments in Securities — 103.8% (Cost: $602,298,502)		484,650,128

Other Assets, Less Liabilities — (3.8)%		(17,544,492)

Net Assets — 100.0%		$467,105,636

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

169

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI South Africa ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	18,358,165	18,358,165	$18,360,002	$2,541	(a)	$(147)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	173,320	152,428	325,748	325,748	964		—	—

				$18,685,750	$3,505		$(147)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$465,964,378	$—	$—	$465,964,378
Money Market Funds	18,685,750	—	—	18,685,750

	$484,650,128	$—	$—	$484,650,128

170

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Korea Aerospace Industries Ltd.(a)(b)	500,247	$14,146,777

Air Freight & Logistics — 0.4%
Hyundai Glovis Co. Ltd.	132,902	14,642,399

Airlines — 0.3%
Korean Air Lines Co. Ltd.	383,655	10,918,056

Auto Components — 2.5%
Hankook Tire Co. Ltd.	495,938	18,935,855
Hanon Systems	1,375,665	12,885,929
Hyundai Mobis Co. Ltd.	400,612	64,508,199

		96,329,983

Automobiles — 3.4%
Hyundai Motor Co.	897,005	85,623,386
Kia Motors Corp.	1,598,355	43,489,743

		129,113,129

Banks — 8.6%
BNK Financial Group Inc.	1,828,039	12,508,193
DGB Financial Group Inc.	1,296,110	10,175,091
Hana Financial Group Inc.	1,744,210	58,505,996
Industrial Bank of Korea	1,644,136	21,707,670
KB Financial Group Inc.	2,307,523	97,163,197
Shinhan Financial Group Co. Ltd.	2,478,338	91,090,170
Woori Bank	2,872,367	40,102,184

		331,252,501

Biotechnology — 4.0%
Celltrion Inc.(a)(b)	470,770	100,583,804
Medy-Tox Inc.	28,614	14,381,665
SillaJen Inc.(a)(b)	336,239	21,207,099
ViroMed Co. Ltd.(a)(b)	90,498	15,928,681

		152,101,249

Building Products — 0.3%
KCC Corp.	43,311	10,779,936

Capital Markets — 1.5%
Korea Investment Holdings Co. Ltd.	274,261	16,564,048
Mirae Asset Daewoo Co. Ltd.	2,634,505	16,733,731
NH Investment & Securities Co. Ltd.	1,027,242	12,692,182
Samsung Securities Co. Ltd.	453,381	12,598,973

		58,588,934

Chemicals — 3.7%
Hanwha Chemical Corp.	742,221	12,514,364
Kumho Petrochemical Co. Ltd.(b)	134,290	11,045,576
LG Chem Ltd.	269,112	82,945,891
Lotte Chemical Corp.	106,354	25,854,378
OCI Co. Ltd.	126,607	11,802,874

		144,163,083

Commercial Services & Supplies — 0.3%
S-1 Corp.	132,888	11,416,311

Construction & Engineering — 2.3%
Daelim Industrial Co. Ltd.	200,686	16,972,240
Daewoo Engineering & Construction Co. Ltd.(a)	1,532,371	6,794,134
GS Engineering & Construction Corp.(b)	358,032	13,925,862
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	187,539	7,026,752
Hyundai Engineering & Construction Co. Ltd.	496,772	24,374,379

Security	Shares	Value

Construction & Engineering (continued)
Samsung Engineering Co. Ltd.(a)	1,082,515	$18,783,101

		87,876,468

Construction Materials — 0.2%
POSCO Chemtech Co. Ltd.	121,725	7,351,606

Consumer Finance — 0.2%
Samsung Card Co. Ltd.	255,533	7,363,144

Diversified Telecommunication Services — 0.4%
KT Corp.	205,716	5,597,340
LG Uplus Corp.	565,400	8,927,766

		14,525,106

Electric Utilities — 1.1%
Korea Electric Power Corp.	1,549,051	41,042,700

Electronic Equipment, Instruments & Components — 3.3%
LG Display Co. Ltd.	1,474,717	23,088,705
LG Innotek Co. Ltd.(b)	105,215	9,367,462
Samsung Electro-Mechanics Co. Ltd.(b)	339,233	36,466,904
Samsung SDI Co. Ltd.	325,814	60,021,046

		128,944,117

Entertainment — 2.0%
NCSoft Corp.	108,407	49,515,486
Netmarble Corp.(b)(c)	166,369	19,368,531
Pearl Abyss Corp.(a)	47,046	8,058,193

		76,942,210

Food & Staples Retailing — 1.1%
BGF retail Co. Ltd.	61,723	10,709,776
E-MART Inc.	131,635	22,899,170
GS Retail Co. Ltd.	234,313	7,943,168

		41,552,114

Food Products — 1.0%
CJ CheilJedang Corp.	56,654	16,981,796
Orion Corp./Republic of Korea	145,345	14,457,351
Ottogi Corp.	10,846	7,169,709

		38,608,856

Gas Utilities — 0.2%
Korea Gas Corp.(a)	212,790	9,681,333

Health Care Providers & Services — 0.5%
Celltrion Healthcare Co. Ltd.(a)(b)	266,156	18,686,362

Hotels, Restaurants & Leisure — 0.6%
Kangwon Land Inc.	790,126	22,732,114

Household Durables — 1.7%
Coway Co. Ltd.	338,514	23,675,898
LG Electronics Inc.	642,658	41,565,373

		65,241,271

Industrial Conglomerates — 4.2%
CJ Corp.	105,978	12,337,864
Hanwha Corp.	340,654	9,116,928
LG Corp.	584,077	37,620,197
Lotte Corp.(a)	226,002	11,149,392
Samsung C&T Corp.	457,744	41,856,247
SK Holdings Co. Ltd.	192,249	48,278,775

		160,359,403

Insurance — 3.4%
DB Insurance Co. Ltd.	337,214	20,366,107
Hanwha Life Insurance Co. Ltd.	2,342,906	9,280,077

171

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hyundai Marine & Fire Insurance Co. Ltd.	448,934	$16,039,794
Orange Life Insurance Ltd.(c)	266,220	7,148,599
Samsung Fire & Marine Insurance Co. Ltd.	186,934	45,443,164
Samsung Life Insurance Co. Ltd.	429,254	33,124,110

		131,401,851

Interactive Media & Services — 3.2%
Kakao Corp.	315,743	31,688,378
NAVER Corp.	814,701	91,939,584

		123,627,962

Internet & Direct Marketing Retail — 0.3%
CJ ENM Co. Ltd.	56,540	11,752,371

IT Services — 1.0%
Samsung SDS Co. Ltd.(b)	213,830	37,388,536

Leisure Products — 0.4%
HLB Inc.(a)(b)	202,183	15,241,058

Life Sciences Tools & Services — 0.7%
Samsung Biologics Co. Ltd.(a)(c)	97,901	29,214,402

Machinery — 2.2%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	188,242	5,516,526
Doosan Bobcat Inc.	394,074	11,548,535
Hyundai Heavy Industries Co. Ltd.(a)	237,982	28,024,108
Hyundai Heavy Industries Holdings Co. Ltd.(a)	64,538	22,741,880
Samsung Heavy Industries Co. Ltd.(a)	2,666,413	17,650,015

		85,481,064

Marine — 0.2%
Pan Ocean Co. Ltd.(a)	2,071,528	8,463,891

Media — 0.3%
Cheil Worldwide Inc.	564,711	11,813,616

Metals & Mining — 3.7%
Hyundai Steel Co.	515,123	19,806,237
Korea Zinc Co. Ltd.	56,364	21,395,140
POSCO	451,152	99,612,043

		140,813,420

Multiline Retail — 1.0%
Hyundai Department Store Co. Ltd.	110,644	9,268,452
Lotte Shopping Co. Ltd.(b)	80,651	15,504,965
Shinsegae Inc.	50,572	13,128,554

		37,901,971

Oil, Gas & Consumable Fuels — 2.9%
GS Holdings Corp.	349,962	16,078,365
SK Innovation Co. Ltd.	382,534	67,057,345
S-Oil Corp.	285,831	28,176,391

		111,312,101

Personal Products — 2.5%
Amorepacific Corp.	192,640	29,644,855
AMOREPACIFIC Group	191,145	11,066,783
LG Household & Health Care Ltd.	55,237	57,161,265

		97,872,903

Pharmaceuticals — 1.2%
Celltrion Pharm Inc.(a)(b)	125,566	7,415,557
Hanmi Pharm Co. Ltd.	43,168	17,040,760
Hanmi Science Co. Ltd.(b)	121,705	8,066,980
Yuhan Corp.	64,148	13,019,020

		45,542,317

Security	Shares	Value

Road & Rail — 0.2%
CJ Logistics Corp.(a)(b)	66,315	$9,406,383

Semiconductors & Semiconductor Equipment — 5.4%
SK Hynix Inc.	3,322,746	206,309,935

Specialty Retail — 0.4%
Hotel Shilla Co. Ltd.(b)	205,085	15,789,139

Technology Hardware, Storage & Peripherals — 21.8%
Samsung Electronics Co. Ltd.	22,404,861	836,472,129

Textiles, Apparel & Luxury Goods — 0.3%
Fila Korea Ltd.	259,429	11,756,986

Tobacco — 1.7%
KT&G Corp.	692,102	64,212,149

Trading Companies & Distributors — 0.2%
Posco Daewoo Corp.	438,717	7,553,627

Wireless Telecommunication Services — 0.9%
SK Telecom Co. Ltd.	128,323	33,141,093

Total Common Stocks — 98.1% (Cost: $2,146,405,080)		3,766,828,066

Preferred Stocks

Automobiles — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	176,006	10,331,589
Series 2, Preference Shares, NVS	250,092	15,572,882

		25,904,471

Chemicals — 0.3%
LG Chem Ltd., Preference Shares, NVS	60,476	10,547,356

Personal Products — 0.4%
Amorepacific Corp., Preference Shares, NVS	73,761	5,928,780
LG Household & Health Care Ltd., Preference Shares, NVS	16,426	9,817,940

		15,746,720

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	123,803	3,727,509

Total Preferred Stocks — 1.5% (Cost: $45,347,988)		55,926,056

Short-Term Investments

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	234,554,629	234,578,085

172

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	15,909,752	$15,909,752

		250,487,837

Total Short-Term Investments — 6.5% (Cost: $250,472,040)		250,487,837

Total Investments in Securities — 106.1% (Cost: $2,442,225,108)		4,073,241,959

Other Assets, Less Liabilities — (6.1)%		(235,112,619)

Net Assets — 100.0%		$3,838,129,340

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	289,663,819	(55,109,190)	234,554,629	$234,578,085	$2,269,204	(a)	$2,318	$(44,330)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,563,166	12,346,586	15,909,752	15,909,752	36,517		—	—

				$250,487,837	$2,305,721		$2,318	$(44,330)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
KOSPI 200 Index	174	12/13/18	$10,540	$(613,569)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,737,613,664	$29,214,402	$—	$3,766,828,066
Preferred Stocks	55,926,056	—	—	55,926,056
Money Market Funds	250,487,837	—	—	250,487,837

	$4,044,027,557	$29,214,402	$—	$4,073,241,959

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(613,569)	$—	$—	$(613,569)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

173

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI South Korea ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

174

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Spain ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 2.1%
International Consolidated Airlines Group SA	2,568,127	$20,528,802

Banks — 36.8%
Banco Bilbao Vizcaya Argentaria SA	14,243,108	80,924,093
Banco de Sabadell SA	19,125,557	24,405,090
Banco Santander SA	37,450,757	177,459,182
Bankia SA	5,480,841	18,101,979
Bankinter SA	2,667,815	22,292,280
CaixaBank SA	10,497,837	43,206,258

		366,388,882

Biotechnology — 3.0%
Grifols SA	1,064,958	29,855,582

Construction & Engineering — 6.9%
ACS Actividades de Construccion y Servicios SA	867,274	33,269,183
Ferrovial SA	1,669,754	34,351,827
Ferrovial SA, New	32,919	677,232

		68,298,242

Diversified Telecommunication Services — 9.1%
Telefonica SA	10,100,049	90,662,885

Electric Utilities — 16.0%
Endesa SA	1,245,741	27,758,454
Iberdrola SA	13,455,679	100,399,939
Red Electrica Corp. SA	1,472,036	31,692,549

		159,850,942

Electrical Equipment — 1.7%
Siemens Gamesa Renewable Energy SA(a)(b)	1,223,757	17,250,709

Gas Utilities — 3.1%
Naturgy Energy Group SA	1,239,515	30,665,189

Insurance — 1.6%
Mapfre SA	5,709,608	16,323,380

IT Services — 4.5%
Amadeus IT Group SA	628,658	45,028,352

Security	Shares	Value

Oil, Gas & Consumable Fuels — 6.8%
Enagas SA	755,574	$20,762,957
Repsol SA	2,695,833	46,548,452

		67,311,409

Specialty Retail — 4.6%
Industria de Diseno Textil SA	1,500,493	46,024,109

Transportation Infrastructure — 3.5%
Aena SME SA(c)	219,794	34,890,425

Total Common Stocks — 99.7% (Cost: $1,270,219,066)		993,078,908

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	17,512,601	17,514,352
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	544,587	544,587

		18,058,939

Total Short-Term Investments — 1.8% (Cost: $18,058,938)		18,058,939

Total Investments in Securities — 101.5% (Cost: $1,288,278,004)		1,011,137,847

Other Assets, Less Liabilities — (1.5)%		(15,353,042)

Net Assets — 100.0%		$995,784,805

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,678,549	(2,165,948)	17,512,601	$17,514,352	$16,110	(a)	$(673)	$(6)
BlackRock Cash Funds: Treasury, SL Agency Shares	345,951	198,636	544,587	544,587	3,762		—	—

				$18,058,939	$19,872		$(673)	$(6)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

175

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Spain ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	20	12/21/18	$2,047	$6,606

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$992,401,676	$677,232	$—	$993,078,908
Money Market Funds	18,058,939	—	—	18,058,939

	$1,010,460,615	$677,232	$—	$1,011,137,847

Derivative financial instruments(a)
Assets
Futures Contracts	$6,606	$—	$—	$6,606

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

176

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Sweden ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 22.2%
Nordea Bank Abp	2,009,309	$17,836,533
Skandinaviska Enskilda Banken AB, Class A	1,032,357	10,753,364
Svenska Handelsbanken AB, Class A	983,761	10,836,277
Swedbank AB, Class A	596,508	13,862,219

		53,288,393

Building Products — 5.0%
Assa Abloy AB, Class B	653,342	12,146,385

Commercial Services & Supplies — 1.7%
Securitas AB, Class B	242,527	4,085,153

Communications Equipment — 7.0%
Telefonaktiebolaget LM Ericsson, Class B	2,012,000	16,783,800

Construction & Engineering — 1.6%
Skanska AB, Class B	248,095	3,899,528

Diversified Financial Services — 8.8%
Industrivarden AB, Class C	134,569	2,759,810
Investor AB, Class B	295,427	12,942,034
Kinnevik AB, Class B	155,098	3,934,923
L E Lundbergforetagen AB, Class B	51,342	1,534,432

		21,171,199

Diversified Telecommunication Services — 3.9%
Telia Co. AB	2,011,774	9,281,778

Electronic Equipment, Instruments & Components — 3.8%
Hexagon AB, Class B	184,208	9,174,878

Food & Staples Retailing — 1.0%
ICA Gruppen AB	67,749	2,458,024

Household Durables — 2.8%
Electrolux AB, Series B	176,481	4,010,095
Husqvarna AB, Class B	335,147	2,639,608

		6,649,703

Household Products — 4.2%
Essity AB, Class B	390,579	10,007,914

Machinery — 23.5%
Alfa Laval AB	220,250	4,738,433
Atlas Copco AB, Class A	442,823	10,857,583
Atlas Copco AB, Class B	255,346	5,772,647

Security	Shares	Value

Machinery (continued)
Epiroc AB, Class A(a)	442,824	$3,626,339
Epiroc AB, Class B(a)	255,864	2,056,785
Sandvik AB	715,662	10,615,681
SKF AB, Class B	279,670	4,415,794
Volvo AB, Class B	1,028,775	14,310,678

		56,393,940

Metals & Mining — 1.8%
Boliden AB	198,825	4,454,453

Oil, Gas & Consumable Fuels — 1.6%
Lundin Petroleum AB	148,909	3,918,615

Specialty Retail — 4.4%
Hennes & Mauritz AB, Class B	578,024	10,647,058

Tobacco — 2.2%
Swedish Match AB	132,730	5,183,136

Wireless Telecommunication Services — 2.7%
Millicom International Cellular SA, SDR	41,131	2,422,368
Tele2 AB, Class B	319,728	3,999,630

		6,421,998

Total Common Stocks — 98.2% (Cost: $304,965,848)		235,965,955

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(b)(c)	140,806	140,806

Total Short-Term Investments — 0.1% (Cost: $140,806)		140,806

Total Investments in Securities — 98.3% (Cost: $305,106,654)		236,106,761

Other Assets, Less Liabilities — 1.7%		4,110,344

Net Assets — 100.0%		$240,217,105

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	16,853	123,953	140,806	$140,806	$478	$—	$—

177

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Sweden ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMXS 30 Index	248	12/21/18	$4,120	$(23,485)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$235,965,955	$—	$—	$235,965,955
Money Market Funds	140,806	—	—	140,806

	$236,106,761	$—	$—	$236,106,761

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(23,485)	$—	$—	$(23,485)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

SDR	Swedish Depositary Receipt

178

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Switzerland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 1.6%
Geberit AG, Registered	36,149	$14,078,342

Capital Markets — 9.6%
Credit Suisse Group AG, Registered	2,232,263	26,313,162
Julius Baer Group Ltd.	241,946	9,764,029
Partners Group Holding AG	17,690	11,585,636
UBS Group AG, Registered	2,889,918	39,024,809

		86,687,636

Chemicals — 5.3%
Clariant AG, Registered	289,900	5,736,501
EMS-Chemie Holding AG, Registered	11,443	6,143,163
Givaudan SA, Registered	8,372	20,608,516
Sika AG, Registered	123,746	15,317,336

		47,805,516

Construction Materials — 2.2%
LafargeHolcim Ltd., Registered	440,441	19,740,183

Diversified Financial Services — 0.5%
Pargesa Holding SA, Bearer	69,210	4,788,984

Diversified Telecommunication Services — 1.4%
Swisscom AG, Registered	26,130	12,532,255

Electrical Equipment — 3.5%
ABB Ltd., Registered	1,581,350	31,979,870

Food Products — 21.8%
Barry Callebaut AG, Registered	3,328	5,631,308
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,243	8,482,774
Chocoladefabriken Lindt & Spruengli AG, Registered	115	9,240,506
Nestle SA, Registered	2,035,305	173,398,577

		196,753,165

Health Care Equipment & Supplies — 1.9%
Sonova Holding AG, Registered	60,967	9,843,424
Straumann Holding AG, Registered	12,614	7,712,167

		17,555,591

Insurance — 9.6%
Baloise Holding AG, Registered	57,023	8,376,421
Swiss Life Holding AG, Registered	34,112	13,377,188
Swiss Re AG	270,387	24,691,567
Zurich Insurance Group AG	127,515	40,001,954

		86,447,130

Life Sciences Tools & Services — 2.4%
Lonza Group AG, Registered	67,463	21,797,971

Machinery — 1.6%
Schindler Holding AG, Participation Certificates, NVS	45,516	9,109,121
Schindler Holding AG, Registered	29,691	5,627,133

		14,736,254

Security	Shares	Value

Marine — 1.0%
Kuehne + Nagel International AG, Registered	61,828	$8,692,484

Pharmaceuticals — 26.7%
Novartis AG, Registered	1,350,383	122,910,730
Roche Holding AG, NVS	427,283	110,781,033
Vifor Pharma AG	57,468	7,081,787

		240,773,550

Professional Services — 2.4%
Adecco Group AG, Registered	180,594	8,927,146
SGS SA, Registered	5,370	12,713,684

		21,640,830

Real Estate Management & Development — 0.8%
Swiss Prime Site AG, Registered	93,210	7,685,500

Software — 1.0%
Temenos AG, Registered	69,405	8,590,983

Specialty Retail — 0.6%
Dufry AG, Registered(a)	51,683	5,487,133

Textiles, Apparel & Luxury Goods — 4.9%
Cie. Financiere Richemont SA, Registered	450,831	29,286,985
Swatch Group AG (The), Bearer	33,258	9,894,034
Swatch Group AG (The), Registered	89,998	5,263,805

		44,444,824

Total Common Stocks — 98.8% (Cost: $957,359,414)		892,218,201

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(b)(c)(d)	4,778,700	4,779,177
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(b)(c)	561,718	561,718

		5,340,895

Total Short-Term Investments — 0.6% (Cost: $5,340,895)		5,340,895

Total Investments in Securities — 99.4% (Cost: $962,700,309)		897,559,096

Other Assets, Less Liabilities — 0.6%		5,671,093

Net Assets — 100.0%		$903,230,189

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

179

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Switzerland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,419,657	(640,957)	4,778,700	$4,779,177	$7,113	(a)	$(1,059)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	404,567	157,151	561,718	561,718	2,305		—	—

				$5,340,895	$9,418		$(1,059)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	281	12/21/18	$10,063	$(449,233)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$892,218,201	$—	$—	$892,218,201
Money Market Funds	5,340,895	—	—	5,340,895

	$897,559,096	$—	$—	$897,559,096

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(449,233)	$—	$—	$(449,233)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

180

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.6%
China Airlines Ltd.	29,232,761	$10,439,763
Eva Airways Corp.	19,761,591	10,329,420

		20,769,183

Auto Components — 0.6%
Cheng Shin Rubber Industry Co. Ltd.(a)	15,660,670	21,608,638

Banks — 12.1%
Chang Hwa Commercial Bank Ltd.	40,146,761	22,809,549
China Development Financial Holding Corp.	97,092,508	31,522,007
CTBC Financial Holding Co. Ltd.	116,928,325	77,632,071
E.Sun Financial Holding Co. Ltd.	67,860,217	45,825,447
First Financial Holding Co. Ltd.(a)	67,497,132	43,717,604
Hua Nan Financial Holdings Co. Ltd.(a)	54,555,529	31,084,510
Mega Financial Holding Co. Ltd.	73,080,271	60,739,085
SinoPac Financial Holdings Co. Ltd.	78,300,724	27,073,445
Taishin Financial Holding Co. Ltd.	69,948,592	30,771,340
Taiwan Business Bank	38,015,524	13,020,918
Taiwan Cooperative Financial Holding Co. Ltd.	60,552,554	35,189,543

		419,385,519

Biotechnology — 0.2%
TaiMed Biologics Inc.(a)(b)	1,636,000	8,551,402

Capital Markets — 1.1%
Yuanta Financial Holding Co. Ltd.	73,080,248	37,250,130

Chemicals — 7.3%
Formosa Chemicals & Fibre Corp.	22,968,610	79,416,813
Formosa Plastics Corp.	29,232,518	94,906,151
Nan Ya Plastics Corp.	33,408,938	80,589,714

		254,912,678

Construction Materials — 1.6%
Asia Cement Corp.	17,748,136	19,418,281
Taiwan Cement Corp.(a)	32,364,554	36,250,738

		55,669,019

Diversified Financial Services — 2.8%
Chailease Holding Co. Ltd.	8,520,955	26,585,192
Fubon Financial Holding Co. Ltd.	43,848,515	69,470,887

		96,056,079

Diversified Telecommunication Services — 2.5%
Chunghwa Telecom Co. Ltd.	25,056,648	87,043,207

Electrical Equipment — 0.0%
Ya Hsin Industrial Co. Ltd.(b)(c)	6,845,461	2

Electronic Equipment, Instruments & Components — 13.6%
AU Optronics Corp.(a)	64,728,830	26,373,612
Delta Electronics Inc.(a)	13,659,180	57,649,575
Foxconn Technology Co. Ltd.(a)	7,308,499	14,758,653
Hon Hai Precision Industry Co. Ltd.	84,564,002	197,397,911
Innolux Corp.(a)	67,860,873	22,582,470
Largan Precision Co. Ltd.	681,794	74,595,256
Pacific Electric Wire & Cable Co. Ltd.(b)(c)	197	—
Synnex Technology International Corp.	12,528,364	14,744,515
Walsin Technology Corp.(a)	2,518,000	15,327,987
WPG Holdings Ltd.	12,518,604	15,241,065
Yageo Corp.(a)	2,088,125	25,083,397
Zhen Ding Technology Holding Ltd.(a)	4,176,072	10,615,926

		474,370,367

Security	Shares	Value

Food & Staples Retailing — 1.2%
President Chain Store Corp.	4,176,215	$43,115,964

Food Products — 2.4%
Standard Foods Corp.	4,176,056	6,623,065
Uni-President Enterprises Corp.	32,364,189	75,863,008

		82,486,073

Household Durables — 0.9%
Nien Made Enterprise Co. Ltd.	1,467,000	10,740,013
Tatung Co. Ltd.(b)	14,616,000	19,218,155

		29,958,168

Industrial Conglomerates — 0.6%
Far Eastern New Century Corp.	24,012,843	22,179,614

Insurance — 3.7%
Cathay Financial Holding Co. Ltd.(a)	53,244,483	83,925,122
China Life Insurance Co. Ltd./Taiwan	20,880,605	19,828,830
Shin Kong Financial Holding Co. Ltd.(a)	76,251,929	25,869,930

		129,623,882

Leisure Products — 0.4%
Giant Manufacturing Co. Ltd.	3,132,590	14,543,460

Machinery — 0.7%
Airtac International Group(a)	1,044,000	10,981,803
Hiwin Technologies Corp.(a)	1,731,796	13,521,969

		24,503,772

Marine — 0.3%
Evergreen Marine Corp. Taiwan Ltd.	24,277,136	9,182,301

Metals & Mining — 1.9%
China Steel Corp.	84,564,977	65,891,578

Oil, Gas & Consumable Fuels — 1.0%
Formosa Petrochemical Corp.	9,396,950	34,016,523

Real Estate Management & Development — 0.6%
Highwealth Construction Corp.	7,308,790	11,128,752
Ruentex Development Co. Ltd.	6,264,076	9,954,922

		21,083,674

Semiconductors & Semiconductor Equipment — 31.0%
ASE Technology Holding Co. Ltd.	24,012,432	48,646,194
Globalwafers Co. Ltd.(a)	1,589,000	18,881,353
MediaTek Inc.	9,654,175	74,440,094
Nanya Technology Corp.	9,396,000	18,608,055
Novatek Microelectronics Corp.	4,976,544	21,003,871
Phison Electronics Corp.	1,191,698	9,711,092
Powertech Technology Inc.	6,264,036	14,703,498
Realtek Semiconductor Corp.	4,176,063	19,184,550
Taiwan Semiconductor Manufacturing Co. Ltd.	106,488,882	779,612,775
United Microelectronics Corp.(a)	85,608,501	32,101,625
Vanguard International Semiconductor Corp.(a)	7,308,000	15,374,523
Win Semiconductors Corp.(a)	3,231,000	13,269,532
Winbond Electronics Corp.(a)	27,144,000	13,218,837

		1,078,755,999

Specialty Retail — 0.5%
Hotai Motor Co. Ltd.	2,088,000	16,065,971

Technology Hardware, Storage & Peripherals — 7.5%
Acer Inc.(a)	25,056,737	16,188,467
Advantech Co. Ltd.(a)	2,703,614	20,495,557
Asustek Computer Inc.	4,802,857	33,992,592
Catcher Technology Co. Ltd.	4,353,743	37,386,654

181

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Chicony Electronics Co. Ltd.	5,267,405	$10,311,981
Compal Electronics Inc.	33,408,554	19,089,673
Inventec Corp.	20,880,868	14,981,971
Lite-On Technology Corp.	16,704,071	22,180,625
Micro-Star International Co. Ltd.(a)	6,264,000	14,744,087
Pegatron Corp.(a)	14,616,037	24,817,582
Quanta Computer Inc.(a)	19,836,240	32,167,920
Wistron Corp.(a)	24,012,921	15,241,225

		261,598,334

Textiles, Apparel & Luxury Goods — 2.2%
Eclat Textile Co. Ltd.(a)	1,436,601	18,049,919
Feng TAY Enterprise Co. Ltd.	3,132,476	19,932,967
Formosa Taffeta Co. Ltd.	8,352,515	9,111,391
Pou Chen Corp.	16,704,103	18,167,539
Ruentex Industries Ltd.	4,176,157	12,338,045

		77,599,861

Transportation Infrastructure — 0.5%
Taiwan High Speed Rail Corp.	16,704,000	16,757,418

Wireless Telecommunication Services — 1.9%
Far EasTone Telecommunications Co. Ltd.	11,484,259	27,031,436
Taiwan Mobile Co. Ltd.	11,484,609	40,641,604

		67,673,040

Total Common Stocks — 99.7% (Cost: $2,029,563,242)		3,470,651,856

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	145,374,482	$145,389,019
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	7,077,093	7,077,093

		152,466,112

Total Short-Term Investments — 4.4% (Cost: $152,452,718)		152,466,112

Total Investments in Securities — 104.1% (Cost: $2,182,015,960)		3,623,117,968

Other Assets, Less Liabilities — (4.1)%		(143,121,520)

Net Assets — 100.0%		$3,479,996,448

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	146,508,163	(1,133,681)	145,374,482	$145,389,019	$1,070,505	(a)	$(12,146)	$(26,790)
BlackRock Cash Funds: Treasury, SL Agency Shares	33,708,447	(26,631,354)	7,077,093	7,077,093	48,765		—	—

				$152,466,112	$1,119,270		$(12,146)	$(26,790)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Taiwan Index	241	12/27/18	$8,760	$57,019

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

182

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Taiwan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,470,651,854	$—	$2	$3,470,651,856
Money Market Funds	152,466,112	—	—	152,466,112

	$3,623,117,966	$—	$2	$3,623,117,968

Derivative financial instruments(a)
Assets
Futures Contracts	$57,019	$—	$—	$57,019

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

183

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.4%
Bangkok Airways PCL, NVDR	2,640,200	$979,413
Thai Airways International PCL, NVDR(a)	2,362,766	1,034,552

		2,013,965

Auto Components — 0.3%
Sri Trang Agro-Industry PCL, NVDR	2,721,745	1,357,252

Banks — 17.2%
Bangkok Bank PCL, Foreign	882,100	5,686,209
Kasikornbank PCL, NVDR(b)	2,258,300	13,287,147
Kasikornbank PCL, Foreign	4,133,900	24,322,604
Kiatnakin Bank PCL, NVDR	1,319,173	2,898,069
Krung Thai Bank PCL, NVDR	12,401,400	7,617,128
Siam Commercial Bank PCL (The), NVDR	5,303,500	22,415,401
Thanachart Capital PCL, NVDR	2,104,500	3,407,514
Tisco Financial Group PCL, NVDR	1,134,110	2,758,763
TMB Bank PCL, NVDR	46,814,800	3,302,481

		85,695,316

Beverages — 0.1%
Carabao Group PCL, NVDR	234,200	325,797

Building Products — 0.1%
Dynasty Ceramic PCL, NVDR(b)	8,228,440	560,447
Vanachai Group PCL, NVDR	865,700	143,461

		703,908

Chemicals — 5.9%
Eastern Polymer Group PCL, NVDR(b)	3,538,600	823,118
Global Green Chemicals PCL, NVDR	788,200	256,442
Indorama Ventures PCL, NVDR	5,670,110	9,310,101
PTT Global Chemical PCL, NVDR	7,749,207	18,496,777
Vinythai PCL, NVDR(b)	891,400	620,693

		29,507,131

Construction & Engineering — 0.9%
CH Karnchang PCL, NVDR(b)	1,524,900	1,193,955
Italian-Thai Development PCL, NVDR(a)(b)	6,194,448	493,484
Sino-Thai Engineering & Construction PCL, NVDR(a)(b)	2,663,628	1,951,910
Unique Engineering & Construction PCL, NVDR(b)	1,921,600	654,410

		4,293,759

Construction Materials — 3.7%
Siam Cement PCL (The), NVDR	1,319,500	17,733,759
TPI Polene PCL, NVDR(b)	13,324,900	798,177

		18,531,936

Consumer Finance — 1.5%
Muangthai Capital PCL, NVDR	2,265,100	3,392,054
Ratchthani Leasing PCL, NVDR(b)	3,860,549	1,015,393
Srisawad Corp PCL, NVDR(b)	2,002,518	3,044,497

		7,451,944

Containers & Packaging — 0.1%
Polyplex Thailand PCL, NVDR(b)	1,202,300	548,369

Diversified Telecommunication Services — 1.7%
Jasmine International PCL, NVDR	10,863,168	1,701,112
Thaicom PCL, NVDR	1,630,700	386,757
True Corp. PCL, NVDR	35,527,518	6,319,604

		8,407,473

Electrical Equipment — 0.2%
Gunkul Engineering PCL, NVDR(b)	8,057,768	788,932

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.7%
Cal-Comp Electronics Thailand PCL, NVDR(b)	2,273,912	$125,147
Delta Electronics Thailand PCL, NVDR	1,765,944	3,745,332
Hana Microelectronics PCL, NVDR(b)	1,999,000	2,051,425
KCE Electronics PCL, NVDR(b)	1,873,200	1,580,579
SVI PCL, NVDR(b)	5,016,215	793,138

		8,295,621

Entertainment — 0.5%
Major Cineplex Group PCL, NVDR(b)	1,566,600	1,043,209
RS PCL, NVDR(b)	1,641,600	773,692
Workpoint Entertainment PCL, NVDR(b)	525,500	459,388

		2,276,289

Food & Staples Retailing — 8.6%
Berli Jucker PCL, NVDR	4,249,000	6,815,196
CP ALL PCL, NVDR	17,403,500	36,116,727

		42,931,923

Food Products — 3.2%
Charoen Pokphand Foods PCL, NVDR	11,720,700	8,909,692
GFPT PCL, NVDR(b)	1,815,100	794,753
Ichitan Group PCL, NVDR	1,113,200	127,948
Khon Kaen Sugar Industry PCL, NVDR(b)	5,630,578	561,560
Taokaenoi Food & Marketing PCL, NVDR(b)	1,253,900	388,895
Thai Union Group PCL, NVDR	6,784,600	3,630,831
Thai Vegetable Oil PCL, NVDR	1,427,153	1,193,363
Thaifoods Group PCL, NVDR(b)	4,642,400	525,115

		16,132,157

Health Care Providers & Services — 4.9%
Bangkok Chain Hospital PCL, NVDR	4,322,525	2,405,236
Bangkok Dusit Medical Services PCL, NVDR	13,743,200	11,178,429
Bumrungrad Hospital PCL, NVDR	1,267,176	7,320,819
Chularat Hospital PCL, NVDR	17,797,800	1,114,815
Principal Capital PCL, NVDR(a)	2,234,900	319,393
Thonburi Healthcare Group PCL, NVDR(b)	829,500	807,115
Vibhavadi Medical Center PCL, NVDR	18,956,700	1,245,047

		24,390,854

Hotels, Restaurants & Leisure — 1.9%
Erawan Group PCL (The), NVDR(b)	4,392,400	928,231
Minor International PCL, NVDR	7,689,210	8,475,374

		9,403,605

Independent Power and Renewable Electricity Producers — 2.5%
BCPG PCL, NVDR(b)	2,147,500	1,168,841
CK Power PCL, NVDR(b)	6,794,760	1,043,361
Electricity Generating PCL, NVDR	466,300	3,402,873
Glow Energy PCL, NVDR	1,816,300	4,804,807
Gulf Energy Development PCL, NVDR	348,300	802,242
Inter Far East Energy Corp., NVDR(a)(c)	3,184,500	1
SPCG PCL, NVDR(b)	1,340,700	799,019
Super Energy Corp. PCL, NVDR(a)(b)	38,814,850	660,929

		12,682,073

Industrial Conglomerates — 0.1%
Thoresen Thai Agencies PCL, NVDR	3,250,089	602,829

Marine — 0.1%
Precious Shipping PCL, NVDR(a)(b)	2,012,400	660,857

Media — 0.6%
BEC World PCL, NVDR(a)(b)	3,568,300	580,476
Plan B Media PCL, NVDR(b)	3,859,200	751,011
VGI Global Media PCL, NVDR(b)	6,198,740	1,498,441

		2,829,928

184

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.7%
Robinson PCL, NVDR	1,768,900	$3,617,135

Oil, Gas & Consumable Fuels — 20.9%
Bangchak Corp. PCL, NVDR	1,237,800	1,270,262
Banpu PCL, NVDR	7,302,200	3,752,404
Energy Absolute PCL, NVDR(b)	4,368,100	6,375,334
Energy Earth PCL, NVDR(a)(b)(c)	4,419,400	1
Esso Thailand PCL, NVDR	4,317,400	1,614,718
IRPC PCL, NVDR	35,544,200	6,592,767
Prima Marine PCL, NVDR(b)	1,810,300	371,555
PTT Exploration & Production PCL, NVDR	4,930,984	19,791,407
PTT PCL, NVDR	36,810,800	55,125,257
Siamgas & Petrochemicals PCL, NVDR(b)	2,679,700	721,105
Thai Oil PCL, NVDR	3,821,800	8,831,830

		104,446,640

Pharmaceuticals — 0.2%
Mega Lifesciences PCL, NVDR(b)	1,243,000	1,228,354

Real Estate Management & Development — 6.3%
Amata Corp. PCL, NVDR(b)	1,875,500	1,334,449
Ananda Development PCL, NVDR(b)	5,429,500	660,373
AP Thailand PCL, NVDR(b)	3,424,286	708,024
Bangkok Land PCL, NVDR	36,136,000	1,878,907
Central Pattana PCL, NVDR	4,777,000	11,002,896
Golden Land Property Development PCL, NVDR(b)	1,759,000	462,648
Land & Houses PCL, NVDR	9,837,800	3,021,263
LPN Development PCL, NVDR(b)	2,101,247	511,136
MBK PCL, NVDR	458,200	321,837
Origin Property PCL, NVDR(b)	2,212,100	511,196
Platinum Group PCL (The), NVDR(b)	3,067,700	727,573
Quality Houses PCL, NVDR	15,422,632	1,388,096
Sansiri PCL, NVDR	19,795,137	806,552
SC Asset Corp. PCL, NVDR(b)	5,420,904	567,021
Siam Future Development PCL, NVDR(b)	3,178,428	753,835
Singha Estate PCL, NVDR(a)(b)	8,696,100	862,008
Supalai PCL, NVDR(b)	2,159,900	1,333,211
U City PCL, NVDR(a)(b)	9,875,141	870,784
Univentures PCL, NVDR(b)	2,448,100	535,958
WHA Corp. PCL, NVDR	24,988,640	3,160,859

		31,418,626

Road & Rail — 1.2%
BTS Group Holdings PCL, NVDR	20,779,600	5,970,877

Specialty Retail — 2.5%
Beauty Community PCL, NVDR(b)	6,697,700	1,812,529
Com7 PCL, NVDR(b)	1,322,400	763,986
Home Product Center PCL, NVDR	14,011,073	6,475,661
PTG Energy PCL, NVDR(b)	2,132,200	602,948
Siam Global House PCL, NVDR(b)	4,966,541	3,005,220

		12,660,344

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.1%
MC Group PCL, NVDR(b)	1,329,800	$469,044

Transportation Infrastructure — 7.4%
Airports of Thailand PCL, NVDR(b)	15,096,100	29,262,680
Bangkok Aviation Fuel Services PCL, NVDR(b)	684,500	671,231
Bangkok Expressway & Metro PCL, NVDR	26,580,953	7,152,913

		37,086,824

Water Utilities — 0.5%
TTW PCL, NVDR	4,986,466	1,849,787
WHA Utilities and Power PCL, NVDR(b)	4,791,300	844,988

		2,694,775

Wireless Telecommunication Services — 4.0%
Advanced Info Service PCL, NVDR(b)	3,692,419	20,040,952

Total Common Stocks — 100.0% (Cost: $542,307,646)		499,465,489

Warrants

Road & Rail — 0.0%
BTS Group Holdings PCL, NVDR (Expires 12/29/19)(a)	1,855,322	1

Total Warrants — 0.0% (Cost: $0)		1

Short-Term Investments

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	33,919,228	33,922,620
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	520,945	520,945

		34,443,565

Total Short-Term Investments — 6.9% (Cost: $34,441,785)		34,443,565

Total Investments in Securities — 106.9% (Cost: $576,749,431)		533,909,055

Other Assets, Less Liabilities — (6.9)%		(34,314,124)

Net Assets — 100.0%		$499,594,931

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

185

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Thailand ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,003,656	12,915,572	33,919,228	$33,922,620	$425,802	(a)	$(843)	$(3,751)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,195,576	(674,631)	520,945	520,945	5,321		—	—

				$34,443,565	$431,123		$(843)	$(3,751)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$499,465,487	$—	$2	$499,465,489
Warrants	—	1	—	1
Money Market Funds	34,443,565	—	—	34,443,565

	$533,909,052	$1	$2	$533,909,055

Portfolio Abbreviations - Equity

NVDR	Non-Voting Depositary Receipt

186

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	4,717,007	$23,992,320

Airlines — 4.9%
Pegasus Hava Tasimaciligi AS(a)(b)	494,400	2,382,832
Turk Hava Yollari AO(a)	7,611,863	24,650,990

		27,033,822

Auto Components — 0.3%
Kordsa Teknik Tekstil AS(b)	812,668	1,568,256

Automobiles — 1.8%
Ford Otomotiv Sanayi AS	970,301	9,990,717

Banks — 23.0%
Akbank T.A.S.	30,344,511	44,279,569
Turkiye Garanti Bankasi AS	31,852,217	50,181,038
Turkiye Halk Bankasi AS(b)	8,632,549	11,856,835
Turkiye Is Bankasi AS, Class C	21,803,272	17,693,989
Turkiye Sinai Kalkinma Bankasi AS	17,513,837	2,635,742
Yapi ve Kredi Bankasi AS(a)	1	—

		126,647,173

Beverages — 3.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,846,899	11,464,933
Coca-Cola Icecek AS	1,055,502	5,875,350

		17,340,283

Building Products — 0.7%
Trakya Cam Sanayii AS	6,071,344	3,608,560

Capital Markets — 0.2%
Verusa Holding AS(b)	339,491	978,502

Chemicals — 4.0%
Petkim Petrokimya Holding AS	11,394,994	11,504,942
Sasa Polyester Sanayi AS(a)(b)	1,671,065	3,052,857
Soda Sanayii AS	5,530,010	7,532,279

		22,090,078

Construction & Engineering — 2.0%
Tekfen Holding AS	2,812,816	10,738,250

Construction Materials — 0.0%
Akcansa Cimento AS	24,207	30,712
Cimsa Cimento Sanayi VE Ticaret AS	28,680	39,775

		70,487

Containers & Packaging — 0.2%
Anadolu Cam Sanayii AS	2,596,394	1,384,915

Diversified Financial Services — 3.6%
Haci Omer Sabanci Holding AS	12,556,071	19,685,573

Electric Utilities — 0.5%
Enerjisa Enerji AS(c)	2,934,838	2,784,248

Equity Real Estate Investment Trusts (REITs) — 1.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	23,753,589	7,330,586

Food & Staples Retailing — 10.1%
BIM Birlesik Magazalar AS	2,933,228	47,216,849
Migros Ticaret AS(a)(b)	736,030	2,195,744
Sok Marketler Ticaret AS(a)	2,928,966	6,411,045

		55,823,638

Security	Shares	Value

Food Products — 1.1%
Ulker Biskuvi Sanayi AS(a)	2,127,590	$6,322,765

Gas Utilities — 0.4%
Aygaz AS(b)	1,041,157	2,322,563

Health Care Providers & Services — 0.7%
MLP Saglik Hizmetleri AS(a)(c)	1,146,247	2,947,857
Selcuk Ecza Deposu Ticaret ve Sanayi AS	2,132,823	1,182,340

		4,130,197

Household Durables — 1.8%
Arcelik AS(b)	2,803,624	8,353,164
Vestel Elektronik Sanayi ve Ticaret AS(a)(b)	1,162,236	1,401,497

		9,754,661

Independent Power and Renewable Electricity Producers — 0.5%
Aksa Enerji Uretim AS(a)	2,128,480	1,252,918
Zorlu Enerji Elektrik Uretim AS(a)	6,831,544	1,756,900

		3,009,818

Industrial Conglomerates — 8.4%
AG Anadolu Grubu Holding AS(b)	1,339,420	3,414,030
Dogan Sirketler Grubu Holding AS(a)(b)	14,442,252	3,163,933
Enka Insaat ve Sanayi AS	1	1
KOC Holding AS	10,506,407	30,782,582
Turkiye Sise ve Cam Fabrikalari AS	9,329,404	8,939,564

		46,300,110

Insurance — 0.7%
Anadolu Anonim Turk Sigorta Sirketi	2,706,775	2,273,972
Anadolu Hayat Emeklilik AS	1,151,354	1,353,283

		3,627,255

Machinery — 0.6%
Otokar Otomotiv Ve Savunma Sanayi AS(b)	116,151	1,887,411
Turk Traktor ve Ziraat Makineleri AS	192,825	1,317,984

		3,205,395

Metals & Mining — 7.6%
Borusan Mannesmann Boru Sanayi ve Ticaret AS	146,861	224,096
Eregli Demir ve Celik Fabrikalari TAS	17,197,285	24,865,440
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(a)	3,013,891	1,171,257
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(b)	10,406,973	5,015,791
Koza Altin Isletmeleri AS(a)	632,897	6,335,782
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	2,689,736	3,981,302

		41,593,668

Oil, Gas & Consumable Fuels — 7.5%
Tupras Turkiye Petrol Rafinerileri AS	1,727,880	41,112,178

Personal Products — 0.3%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS(b)	2,410,665	1,386,878

Software — 0.0%
Logo Yazilim Sanayi Ve Ticaret AS(a)	23,864	147,839

Textiles, Apparel & Luxury Goods — 1.0%
Aksa Akrilik Kimya Sanayii AS	1,167,724	1,848,569
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	497,255	3,571,207

		5,419,776

Transportation Infrastructure — 2.0%
TAV Havalimanlari Holding AS	2,510,179	11,208,739

187

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 6.7%
Turkcell Iletisim Hizmetleri AS	15,174,904	$36,684,453

Total Common Stocks — 99.5% (Cost: $724,409,938)		547,293,703

Short-Term Investments

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	36,124,628	36,128,241
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	325,918	325,918

		36,454,159

Total Short-Term Investments — 6.6% (Cost: $36,454,531)		36,454,159

Total Investments in Securities — 106.1% (Cost: $760,864,469)		583,747,862

Other Assets, Less Liabilities — (6.1)%		(33,818,452)

Net Assets — 100.0%		$549,929,410

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,539,408	17,585,220	36,124,628	$36,128,241	$517,608	(a)	$(3,143)	$(4,434)
BlackRock Cash Funds: Treasury, SL Agency Shares	315,285	10,633	325,918	325,918	1,569		—	—

				$36,454,159	$519,177		$(3,143)	$(4,434)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$547,293,703	$—	$—	$547,293,703
Money Market Funds	36,454,159	—	—	36,454,159

	$583,747,862	$—	$—	$583,747,862

188

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Arconic Inc.	16,418	$352,659
Boeing Co. (The)	1,062	368,259
General Dynamics Corp.	1,869	345,559
Harris Corp.	2,305	329,500
Huntington Ingalls Industries Inc.	1,578	340,059
L3 Technologies Inc.	1,804	330,655
Lockheed Martin Corp.	1,138	341,889
Northrop Grumman Corp.	1,263	328,228
Raytheon Co.	1,924	337,354
Spirit AeroSystems Holdings Inc., Class A	4,186	342,750
Textron Inc.	6,049	339,591
TransDigm Group Inc.(a)	959	346,842
United Technologies Corp.	2,625	319,830

		4,423,175

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	3,704	341,990
Expeditors International of Washington Inc.	4,510	343,166
FedEx Corp.	1,493	341,897
United Parcel Service Inc., Class B	3,018	347,945
XPO Logistics Inc.(a)	4,530	343,646

		1,718,644

Airlines — 0.7%
American Airlines Group Inc.	8,817	354,091
Delta Air Lines Inc.	5,923	359,585
Southwest Airlines Co.	6,367	347,702
United Continental Holdings Inc.(a)	3,661	354,019

		1,415,397

Auto Components — 0.8%
Aptiv PLC	4,513	324,484
Autoliv Inc.	3,699	317,781
BorgWarner Inc.	8,402	332,551
Goodyear Tire & Rubber Co. (The)	14,442	334,477
Lear Corp.	2,407	327,954

		1,637,247

Automobiles — 0.6%
Ford Motor Co.	35,736	336,276
General Motors Co.	8,922	338,590
Harley-Davidson Inc.	8,114	343,141
Tesla Inc.(a)	971	340,316

		1,358,323

Banks — 3.5%
Bank of America Corp.	12,189	346,167
BB&T Corp.	6,571	335,778
CIT Group Inc.	7,376	342,468
Citigroup Inc.	5,271	341,508
Citizens Financial Group Inc.	9,315	338,693
Comerica Inc.	4,194	332,081
East West Bancorp. Inc.	6,441	345,817
Fifth Third Bancorp.	12,323	344,181
First Republic Bank/CA	3,506	347,620
Huntington Bancshares Inc./OH	22,774	332,273
JPMorgan Chase & Co.	3,074	341,798
KeyCorp.	18,346	336,466
M&T Bank Corp.	1,975	333,795
People’s United Financial Inc.	20,723	349,390
PNC Financial Services Group Inc. (The)	2,479	336,599
Regions Financial Corp.	20,558	338,179

Security	Shares	Value

Banks (continued)
Signature Bank/New York NY	2,839	$350,134
SunTrust Banks Inc.	5,294	331,881
SVB Financial Group(a)	1,427	363,614
U.S. Bancorp.	6,202	337,761
Wells Fargo & Co.	6,354	344,895
Zions Bancorp. N.A	6,996	340,425

		7,511,523

Beverages — 1.0%
Brown-Forman Corp., Class B, NVS	7,195	343,345
Coca-Cola Co. (The)	6,874	346,450
Constellation Brands Inc., Class A	1,731	338,861
Molson Coors Brewing Co., Class B	5,170	340,031
Monster Beverage Corp.(a)	5,912	352,828
PepsiCo Inc.	2,899	353,504

		2,075,019

Biotechnology — 2.3%
AbbVie Inc.	3,895	367,182
Alexion Pharmaceuticals Inc.(a)	2,823	347,652
Alkermes PLC(a)	9,399	342,500
Alnylam Pharmaceuticals Inc.(a)	4,287	347,933
Amgen Inc.	1,729	360,064
Biogen Inc.(a)	1,051	350,740
BioMarin Pharmaceutical Inc.(a)	3,463	332,552
Celgene Corp.(a)	4,940	356,767
Gilead Sciences Inc.	5,020	361,139
Incyte Corp.(a)	4,985	320,286
Regeneron Pharmaceuticals Inc.(a)	951	347,733
Seattle Genetics Inc.(a)	5,835	365,154
United Therapeutics Corp.(a)	2,918	344,616
Vertex Pharmaceuticals Inc.(a)	2,007	362,845

		4,907,163

Building Products — 1.1%
Allegion PLC	3,742	342,730
AO Smith Corp.	7,235	342,794
Fortune Brands Home & Security Inc.	7,641	334,676
Johnson Controls International PLC	9,944	345,852
Lennox International Inc.	1,550	350,161
Masco Corp.	10,725	339,875
Owens Corning	6,615	344,972

		2,401,060

Capital Markets — 3.8%
Affiliated Managers Group Inc.	2,986	331,804
Ameriprise Financial Inc.	2,625	340,594
Bank of New York Mellon Corp. (The)	6,596	338,441
BlackRock Inc.(b)	802	343,264
Cboe Global Markets Inc.	3,132	337,066
Charles Schwab Corp. (The)	7,450	333,760
CME Group Inc.	1,754	333,400
E*TRADE Financial Corp.	6,481	338,891
Eaton Vance Corp., NVS	8,038	327,388
Franklin Resources Inc.	10,075	341,442
Goldman Sachs Group Inc. (The)	1,728	329,512
Intercontinental Exchange Inc.	4,180	341,590
Invesco Ltd.	16,188	329,426
Moody’s Corp.	2,182	347,091
Morgan Stanley	7,586	336,742
MSCI Inc.	2,204	346,226
Nasdaq Inc.	3,756	342,998
Northern Trust Corp.	3,421	339,466

189

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Raymond James Financial Inc.	4,244	$338,374
S&P Global Inc.	1,894	346,337
SEI Investments Co.	6,274	336,914
State Street Corp.	4,544	331,803
T Rowe Price Group Inc.	3,501	347,859
TD Ameritrade Holding Corp.	6,317	339,918

		8,120,306

Chemicals — 2.7%
Air Products & Chemicals Inc.	2,118	340,723
Albemarle Corp.	3,477	334,905
Axalta Coating Systems Ltd.(a)	13,633	341,234
Celanese Corp.	3,230	326,004
CF Industries Holdings Inc.	7,624	321,656
Chemours Co. (The)	11,607	330,567
DowDuPont Inc.	5,826	337,034
Eastman Chemical Co.	4,233	333,645
Ecolab Inc.	2,171	348,424
FMC Corp.	4,127	341,468
International Flavors & Fragrances Inc.	2,402	340,195
Linde PLC	2,135	339,572
LyondellBasell Industries NV, Class A	3,647	340,302
Mosaic Co. (The)	9,391	338,076
PPG Industries Inc.	3,129	342,093
Sherwin-Williams Co. (The)	816	346,041
Westlake Chemical Corp.	4,836	350,562

		5,752,501

Commercial Services & Supplies — 1.0%
Cintas Corp.	1,843	345,341
Copart Inc.(a)	6,693	342,548
Republic Services Inc.	4,397	340,064
Rollins Inc.	5,497	349,389
Waste Connections Inc.	4,365	342,565
Waste Management Inc.	3,674	344,438

		2,064,345

Communications Equipment — 1.1%
Arista Networks Inc.(a)	1,484	353,904
Cisco Systems Inc.	7,371	352,850
CommScope Holding Co. Inc.(a)	18,600	336,660
F5 Networks Inc.(a)	1,969	338,609
Juniper Networks Inc.	12,136	348,425
Motorola Solutions Inc.	2,637	346,106
Palo Alto Networks Inc.(a)	1,972	341,057

		2,417,611

Construction & Engineering — 0.3%
Fluor Corp.	8,149	333,539
Jacobs Engineering Group Inc.	5,129	336,821

		670,360

Construction Materials — 0.3%
Martin Marietta Materials Inc.	1,752	334,089
Vulcan Materials Co.	3,170	335,101

		669,190

Consumer Finance — 0.8%
Ally Financial Inc.	13,030	347,640
American Express Co.	3,063	343,883
Capital One Financial Corp.	3,819	342,488
Discover Financial Services	4,726	336,964
Synchrony Financial	12,945	336,311

		1,707,286

Security	Shares	Value

Containers & Packaging — 1.1%
Avery Dennison Corp.	3,593	$346,365
Ball Corp.	6,841	335,962
Crown Holdings Inc.(a)(c)	6,896	353,627
International Paper Co.	7,349	339,450
Packaging Corp. of America	3,471	339,533
Sealed Air Corp.	9,074	331,473
WestRock Co.	7,235	340,841

		2,387,251

Distributors — 0.3%
Genuine Parts Co.	3,320	344,317
LKQ Corp.(a)	12,088	336,530

		680,847

Diversified Consumer Services — 0.2%
H&R Block Inc.	11,976	323,472

Diversified Financial Services — 0.6%
AXA Equitable Holdings Inc.	16,771	330,053
Berkshire Hathaway Inc., Class B(a)	1,595	348,093
Jefferies Financial Group Inc.(c)	15,595	340,751
Voya Financial Inc.	7,530	338,473

		1,357,370

Diversified Telecommunication Services — 0.7%
AT&T Inc.	11,216	350,388
CenturyLink Inc.	18,217	342,480
Verizon Communications Inc.	5,677	342,323
Zayo Group Holdings Inc.(a)	13,267	349,187

		1,384,378

Electric Utilities — 2.6%
Alliant Energy Corp.	7,584	344,238
American Electric Power Co. Inc.	4,422	343,766
Duke Energy Corp.	3,862	342,057
Edison International	6,222	344,201
Entergy Corp.	3,912	340,579
Evergy Inc.	5,643	335,025
Eversource Energy	5,029	343,682
Exelon Corp.	7,432	344,770
FirstEnergy Corp.	8,913	337,179
NextEra Energy Inc.	1,898	344,886
OGE Energy Corp.	8,609	341,089
PG&E Corp.(a)	13,372	352,753
Pinnacle West Capital Corp.	3,790	338,674
PPL Corp.	10,945	334,808
Southern Co. (The)	7,359	348,301
Xcel Energy Inc.	6,574	344,806

		5,480,814

Electrical Equipment — 1.0%
Acuity Brands Inc.	2,649	344,423
AMETEK Inc.	4,655	341,817
Eaton Corp. PLC	4,497	345,999
Emerson Electric Co.	5,042	340,436
Rockwell Automation Inc.	1,978	344,844
Sensata Technologies Holding PLC(a)	7,057	326,457

		2,043,976

Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	3,956	347,891
Arrow Electronics Inc.(a)	4,536	349,136
CDW Corp./DE	3,743	346,901
Cognex Corp.	8,077	355,550
Corning Inc.	10,650	343,143

190

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Flex Ltd.(a)	39,990	$349,913
FLIR Systems Inc.	7,290	334,319
IPG Photonics Corp.(a)	2,380	338,317
Keysight Technologies Inc.(a)	5,739	354,785
TE Connectivity Ltd.	4,453	342,569
Trimble Inc.(a)	9,039	343,753

		3,806,277

Energy Equipment & Services — 0.9%
Baker Hughes a GE Co.	14,824	338,284
Halliburton Co.	10,563	331,995
Helmerich & Payne Inc.	5,574	337,785
National Oilwell Varco Inc.	10,435	335,068
Schlumberger Ltd.	7,204	324,900
TechnipFMC PLC	14,102	325,615

		1,993,647

Entertainment — 1.4%
Activision Blizzard Inc.	6,598	329,108
Electronic Arts Inc.(a)	3,955	332,497
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	10,956	326,708
Live Nation Entertainment Inc.(a)	6,149	342,376
Netflix Inc.(a)	1,285	367,677
Take-Two Interactive Software Inc.(a)	3,042	333,616
Twenty-First Century Fox Inc., Class A, NVS	4,861	240,474
Twenty-First Century Fox Inc., Class B	2,026	99,335
Viacom Inc., Class B, NVS	10,787	332,887
Walt Disney Co. (The)	2,985	344,738

		3,049,416

Equity Real Estate Investment Trusts (REITs) — 6.0%
Alexandria Real Estate Equities Inc.	2,736	340,632
American Tower Corp.	2,079	341,975
AvalonBay Communities Inc.	1,802	343,407
Boston Properties Inc.	2,673	350,698
Brookfield Property REIT Inc., Class A(c)	18,579	334,608
Camden Property Trust	3,592	341,815
Crown Castle International Corp.	3,099	356,075
Digital Realty Trust Inc.(c)	3,031	348,686
Duke Realty Corp.	11,984	341,065
Equinix Inc.	879	338,661
Equity Residential(c)	4,837	344,636
Essex Property Trust Inc.	1,310	343,888
Extra Space Storage Inc.	3,627	348,119
Federal Realty Investment Trust	2,608	344,491
HCP Inc.	11,688	341,991
Host Hotels & Resorts Inc.	17,523	332,937
Invitation Homes Inc.	16,034	344,090
Iron Mountain Inc.	10,097	342,995
Kimco Realty Corp.	21,561	352,522
Liberty Property Trust	7,683	347,963
Macerich Co. (The)	6,864	345,191
Mid-America Apartment Communities Inc.	3,311	342,887
National Retail Properties Inc.(c)	6,872	344,012
Prologis Inc.(c)	5,062	340,875
Public Storage	1,625	346,547
Realty Income Corp.	5,329	341,536
Regency Centers Corp.(c)	5,368	341,727
SBA Communications Corp.(a)	2,023	345,549
Simon Property Group Inc.	1,859	345,198
SL Green Realty Corp.	3,635	350,487
UDR Inc.	8,134	346,671

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ventas Inc.	5,466	$347,036
VEREIT Inc.	44,849	343,095
Vornado Realty Trust.	4,836	347,998
Welltower Inc.	4,804	347,473
Weyerhaeuser Co.	12,609	333,004
WP Carey Inc.	4,982	337,530

		12,728,070

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,531	354,090
Kroger Co. (The)	11,360	336,938
Sysco Corp.	5,176	348,862
Walgreens Boots Alliance Inc.	4,112	348,163
Walmart Inc.	3,530	344,704

		1,732,757

Food Products — 2.4%
Archer-Daniels-Midland Co.	7,383	339,766
Bunge Ltd.	5,745	327,867
Campbell Soup Co.	8,609	337,473
Conagra Brands Inc.	10,275	332,293
General Mills Inc.	7,926	335,349
Hershey Co. (The)	3,169	343,203
Hormel Foods Corp.	7,349	331,366
Ingredion Inc.	3,204	334,690
JM Smucker Co. (The)	3,082	322,100
Kellogg Co.	5,462	347,656
Kraft Heinz Co. (The)	6,578	336,267
Lamb Weston Holdings Inc.	4,180	320,606
McCormick & Co. Inc./MD, NVS	2,321	348,150
Mondelez International Inc., Class A	7,643	343,782
Tyson Foods Inc., Class A	5,649	333,009

		5,033,577

Gas Utilities — 0.3%
Atmos Energy Corp.	3,434	328,531
UGI Corp.	5,910	339,529

		668,060

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	4,882	361,512
ABIOMED Inc.(a)	1,080	359,294
Align Technology Inc.(a)	1,504	345,755
Baxter International Inc.	5,088	348,782
Becton Dickinson and Co.	1,388	350,817
Boston Scientific Corp.(a)	9,595	361,444
Cooper Companies Inc. (The)(c)	1,233	343,797
Danaher Corp.	3,252	356,224
DENTSPLY SIRONA Inc.	9,079	343,005
DexCom Inc.(a)	2,666	345,487
Edwards Lifesciences Corp.(a)	2,201	356,584
Hologic Inc.(a)	7,821	347,331
IDEXX Laboratories Inc.(a)	1,708	348,022
Intuitive Surgical Inc.(a)	667	354,090
Medtronic PLC	3,649	355,887
ResMed Inc.	3,207	358,511
Stryker Corp.	2,025	355,307
Teleflex Inc.	1,302	358,597
Varian Medical Systems Inc.(a)	2,862	353,142
Zimmer Biomet Holdings Inc.	2,966	347,081

		7,050,669

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	3,777	335,775

191

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Anthem Inc.	1,195	$346,634
Cardinal Health Inc.	6,293	345,045
Centene Corp.(a)	2,427	345,241
Cigna Corp.	1,553	346,909
CVS Health Corp.	4,315	346,063
DaVita Inc.(a)	5,527	365,114
Express Scripts Holding Co.(a)	3,389	343,882
HCA Healthcare Inc.	2,479	356,951
Henry Schein Inc.(a)	3,977	354,748
Humana Inc.	1,071	352,862
Laboratory Corp. of America Holdings(a)	2,071	301,621
McKesson Corp.	2,784	346,608
Quest Diagnostics Inc.	3,542	313,715
UnitedHealth Group Inc.	1,262	355,076
Universal Health Services Inc., Class B	2,540	350,495
WellCare Health Plans Inc.(a)	1,365	347,911

		5,854,650

Health Care Technology — 0.3%
Cerner Corp.(a)	5,799	335,820
Veeva Systems Inc., Class A(a)	3,658	351,753

		687,573

Hotels, Restaurants & Leisure — 2.6%
Aramark	9,042	344,138
Carnival Corp.	5,471	329,847
Chipotle Mexican Grill Inc.(a)	721	341,184
Darden Restaurants Inc.	3,046	336,705
Domino’s Pizza Inc.	1,258	348,869
Hilton Worldwide Holdings Inc.	4,474	337,966
Las Vegas Sands Corp.	6,170	338,980
Marriott International Inc./MD, Class A	2,802	322,314
McDonald’s Corp.	1,827	344,408
MGM Resorts International	12,391	334,061
Norwegian Cruise Line Holdings Ltd.(a)	6,515	334,350
Royal Caribbean Cruises Ltd.	3,014	340,793
Starbucks Corp.	5,114	341,206
Vail Resorts Inc.	1,235	344,787
Wynn Resorts Ltd.	3,012	329,513
Yum! Brands Inc.	3,804	350,805

		5,419,926

Household Durables — 1.4%
DR Horton Inc.	9,300	346,146
Garmin Ltd.	5,100	339,966
Leggett & Platt Inc.	8,807	341,183
Lennar Corp., Class A	7,841	335,046
Mohawk Industries Inc.(a)	2,609	334,109
Newell Brands Inc.	14,282	334,199
NVR Inc.(a)	135	330,750
PulteGroup Inc.	12,826	340,145
Whirlpool Corp.	2,690	339,290

		3,040,834

Household Products — 0.8%
Church & Dwight Co. Inc.	5,118	338,760
Clorox Co. (The)	2,057	340,680
Colgate-Palmolive Co.	5,354	340,086
Kimberly-Clark Corp.	2,972	342,880
Procter & Gamble Co. (The)	3,654	345,340

		1,707,746

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp./VA	21,813	337,883

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy Inc.	8,600	$330,498
Vistra Energy Corp.(a)	14,485	340,108

		1,008,489

Industrial Conglomerates — 0.7%
3M Co.	1,681	349,514
General Electric Co.	44,316	332,370
Honeywell International Inc.	2,358	346,036
Roper Technologies Inc.	1,176	349,966

		1,377,886

Insurance — 5.0%
Aflac Inc.	7,530	344,422
Alleghany Corp.	534	336,970
Allstate Corp. (The)	3,799	338,833
American Financial Group Inc./OH	3,247	332,363
American International Group Inc.	7,661	331,338
Aon PLC	2,073	342,273
Arch Capital Group Ltd.(a)	11,929	341,408
Arthur J Gallagher & Co.	4,396	338,800
Assurant Inc.	3,386	329,255
Athene Holding Ltd., Class A(a)	7,453	324,131
Brighthouse Financial Inc.(a)(c)	8,507	342,492
Chubb Ltd.	2,518	336,757
Cincinnati Financial Corp.	4,201	343,348
Everest Re Group Ltd.	1,547	343,558
Fidelity National Financial Inc.	10,112	339,763
Hartford Financial Services Group Inc. (The)	7,498	331,336
Lincoln National Corp.	5,378	338,653
Loews Corp.	6,990	335,939
Markel Corp.(a)	301	344,386
Marsh & McLennan Companies Inc.	3,911	346,906
MetLife Inc.	7,671	342,357
Principal Financial Group Inc.	6,857	338,187
Progressive Corp. (The)	5,313	352,199
Prudential Financial Inc.	3,658	342,974
Reinsurance Group of America Inc.	2,275	339,839
RenaissanceRe Holdings Ltd.	2,567	340,410
Torchmark Corp.	3,869	334,320
Travelers Companies Inc. (The)	2,577	335,963
Unum Group	9,292	333,676
Willis Towers Watson PLC	2,135	340,426
WR Berkley Corp.	4,287	337,730

		10,501,012

Interactive Media & Services — 1.0%
Alphabet Inc., Class A(a)	155	171,996
Alphabet Inc., Class C, NVS(a)	164	179,487
Facebook Inc., Class A(a)	2,463	346,322
IAC/InterActiveCorp.(a)	1,914	340,615
TripAdvisor Inc.(a)(c)	5,488	351,561
Twitter Inc.(a)	10,235	321,891
Zillow Group Inc., Class C, NVS(a)	10,213	373,285

		2,085,157

Internet & Direct Marketing Retail — 1.3%
Amazon.com Inc.(a)	212	358,316
Booking Holdings Inc.(a)	186	351,890
eBay Inc.(a)	11,664	348,170
Expedia Group Inc.	2,881	347,996
GrubHub Inc.(a)	4,136	323,807
MercadoLibre Inc.	1,043	367,105
Qurate Retail Inc.(a)	15,084	335,167

192

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Wayfair Inc., Class A(a)	3,671	$389,860

		2,822,311

IT Services — 4.4%
Accenture PLC, Class A	2,121	348,947
Akamai Technologies Inc.(a)	4,911	337,631
Alliance Data Systems Corp.	1,672	335,002
Automatic Data Processing Inc.	2,322	342,309
Broadridge Financial Solutions Inc.	3,396	359,535
Cognizant Technology Solutions Corp., Class A	4,894	348,600
DXC Technology Co.	5,635	355,230
Fidelity National Information Services Inc.	3,218	347,383
First Data Corp., Class A(a)	18,777	358,265
Fiserv Inc.(a)	4,339	343,345
FleetCor Technologies Inc.(a)	1,777	343,672
Gartner Inc.(a)	2,284	349,886
Global Payments Inc.	3,156	352,872
GoDaddy Inc., Class A(a)	5,335	348,162
International Business Machines Corp.	2,810	349,199
Jack Henry & Associates Inc.	2,450	342,265
Leidos Holdings Inc.	5,289	333,207
Mastercard Inc., Class A	1,751	352,074
Paychex Inc.	4,910	347,432
PayPal Holdings Inc.(a)	4,164	357,313
Sabre Corp.	13,346	341,257
Square Inc., Class A(a)	5,050	352,692
Total System Services Inc.	4,003	349,742
VeriSign Inc.(a)	2,186	341,147
Visa Inc., Class A	2,471	350,165
Western Union Co. (The)	18,128	339,537
Worldpay Inc., Class A(a)	4,045	347,102

		9,373,971

Leisure Products — 0.5%
Hasbro Inc.	3,444	313,404
Mattel Inc.(a)	24,377	338,840
Polaris Industries Inc.	3,445	334,165

		986,409

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	4,851	350,970
Illumina Inc.(a)	1,060	357,750
IQVIA Holdings Inc.(a)	2,809	351,322
Mettler-Toledo International Inc.(a)	556	353,983
Thermo Fisher Scientific Inc.	1,399	349,120
Waters Corp.(a)	1,691	335,799

		2,098,944

Machinery — 3.0%
Caterpillar Inc.	2,692	365,224
Cummins Inc.	2,282	344,719
Deere & Co.	2,256	349,409
Dover Corp.	4,001	339,645
Flowserve Corp.	7,165	347,574
Fortive Corp.	4,589	349,085
IDEX Corp.	2,521	346,385
Illinois Tool Works Inc.	2,472	343,732
Ingersoll-Rand PLC	3,326	344,308
Middleby Corp. (The)(a)(c)	2,848	344,010
PACCAR Inc.	5,536	344,450
Parker-Hannifin Corp.	2,020	347,521
Pentair PLC	8,042	343,393
Snap-on Inc.	2,084	346,444

Security	Shares	Value

Machinery (continued)
Stanley Black & Decker Inc.	2,616	$342,304
WABCO Holdings Inc.(a)	2,785	338,238
Wabtec Corp.	3,805	359,953
Xylem Inc./NY	4,828	352,347

		6,248,741

Media — 1.9%
CBS Corp., Class B, NVS	6,253	338,788
Charter Communications Inc., Class A(a)(c)	1,072	352,902
Comcast Corp., Class A	8,894	346,955
Discovery Inc., Class A(a)(c)	4,016	123,372
Discovery Inc., Class C, NVS(a)	7,857	219,446
DISH Network Corp., Class A(a)	10,505	344,144
Interpublic Group of Companies Inc. (The)	14,448	339,528
Liberty Broadband Corp., Class C, NVS(a)	4,207	356,964
Liberty Global PLC, Class A(a)	3,529	87,625
Liberty Global PLC, Class C, NVS(a)	9,954	241,783
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	2,918	116,107
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	5,821	233,538
News Corp., Class A, NVS	25,780	334,624
Omnicom Group Inc.	4,410	339,438
Sirius XM Holdings Inc.(c)	54,709	340,837

		4,116,051

Metals & Mining — 0.6%
Freeport-McMoRan Inc.	30,290	361,663
Newmont Mining Corp.	10,345	334,557
Nucor Corp.	5,655	341,618
Steel Dynamics Inc.	9,079	319,581

		1,357,419

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	19,151	338,973
Annaly Capital Management Inc.	33,760	338,950

		677,923

Multi-Utilities — 1.8%
Ameren Corp.	4,953	339,875
CenterPoint Energy Inc.	12,079	338,333
CMS Energy Corp.	6,592	343,377
Consolidated Edison Inc.	4,298	345,344
Dominion Energy Inc.	4,540	338,230
DTE Energy Co.	2,878	344,612
NiSource Inc.	13,025	344,120
Public Service Enterprise Group Inc.	6,280	351,052
SCANA Corp.	7,204	336,139
Sempra Energy	2,998	345,430
WEC Energy Group Inc.	4,759	344,932

		3,771,444

Multiline Retail — 1.0%
Dollar General Corp.	3,119	346,178
Dollar Tree Inc.(a)	4,023	349,076
Kohl’s Corp.	5,115	343,574
Macy’s Inc.	10,350	354,177
Nordstrom Inc.	6,424	339,637
Target Corp.	4,851	344,227

		2,076,869

Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	6,414	339,301
Antero Resources Corp.(a)	24,448	321,002
Apache Corp.	9,497	333,630
Cabot Oil & Gas Corp.	13,453	338,477

193

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Inc.(a)	5,529	$337,932
Chevron Corp.	2,922	347,543
Cimarex Energy Co.	4,116	337,430
Concho Resources Inc.(a)	2,608	339,927
ConocoPhillips	5,192	343,607
Continental Resources Inc./OK(a)(c)	7,415	339,014
Devon Energy Corp.	12,382	334,685
Diamondback Energy Inc.	3,060	337,763
EOG Resources Inc.	3,276	338,444
Exxon Mobil Corp.	4,364	346,938
Hess Corp.	6,326	340,908
HollyFrontier Corp.	5,558	347,208
Kinder Morgan Inc./DE	20,091	342,953
Marathon Oil Corp.	20,697	345,433
Marathon Petroleum Corp.	5,234	341,047
Noble Energy Inc.	13,761	326,686
Occidental Petroleum Corp.	4,755	334,134
ONEOK Inc.	5,643	346,649
Parsley Energy Inc., Class A(a)	15,905	320,168
Phillips 66	3,648	341,161
Pioneer Natural Resources Co.	2,236	330,369
Plains GP Holdings LP, Class A	16,103	356,359
Targa Resources Corp.	7,461	332,984
Valero Energy Corp.	4,264	340,694
Williams Companies Inc. (The)	13,540	342,833

		9,825,279

Personal Products — 0.3%
Coty Inc., Class A	38,700	322,758
Estee Lauder Companies Inc. (The), Class A	2,384	340,101

		662,859

Pharmaceuticals — 1.8%
Allergan PLC	2,193	343,424
Bristol-Myers Squibb Co.	6,370	340,540
Eli Lilly & Co.	2,989	354,615
Jazz Pharmaceuticals PLC(a)(c)	2,214	334,757
Johnson & Johnson	2,376	349,034
Merck & Co. Inc.	4,453	353,301
Mylan NV(a)	10,036	339,819
Nektar Therapeutics(a)	8,615	347,960
Perrigo Co. PLC	5,458	339,924
Pfizer Inc.	7,751	358,329
Zoetis Inc.	3,752	352,200

		3,813,903

Professional Services — 1.3%
CoStar Group Inc.(a)	901	332,820
Equifax Inc.	3,285	337,271
IHS Markit Ltd.(a)	6,603	352,402
ManpowerGroup Inc.	4,149	336,816
Nielsen Holdings PLC	13,194	358,481
Robert Half International Inc.	5,567	344,208
TransUnion	5,378	347,257
Verisk Analytics Inc.(a)	2,777	342,460

		2,751,715

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	7,774	339,568
Jones Lang LaSalle Inc.	2,349	336,377

		675,945

Road & Rail — 1.3%
AMERCO	959	332,246

Security	Shares	Value

Road & Rail (continued)
CSX Corp.	4,770	$346,445
JB Hunt Transport Services Inc.	3,111	330,886
Kansas City Southern	3,341	344,290
Knight-Swift Transportation Holdings Inc.	9,862	341,817
Norfolk Southern Corp.	2,047	349,505
Old Dominion Freight Line Inc.	2,513	343,602
Union Pacific Corp.	2,353	361,844

		2,750,635

Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices Inc.(a)	16,729	356,328
Analog Devices Inc.	3,737	343,505
Applied Materials Inc.	9,328	347,748
Broadcom Inc.	1,428	339,021
Intel Corp.	7,079	349,066
KLA-Tencor Corp.	3,505	345,453
Lam Research Corp.	2,288	359,124
Marvell Technology Group Ltd.	21,021	338,648
Maxim Integrated Products Inc.	6,293	351,905
Microchip Technology Inc.	4,435	332,625
Micron Technology Inc.(a)(c)	9,186	354,212
NVIDIA Corp.	2,195	358,729
ON Semiconductor Corp.(a)	17,858	342,516
Qorvo Inc.(a)	5,131	337,671
QUALCOMM Inc.	6,028	351,191
Skyworks Solutions Inc.	4,735	344,566
Texas Instruments Inc.	3,485	347,977
Xilinx Inc.	3,774	349,020

		6,249,305

Software — 3.5%
Adobe Inc.(a)	1,448	363,289
ANSYS Inc.(a)(c)	2,178	352,880
Autodesk Inc.(a)	2,429	350,991
Cadence Design Systems Inc.(a)	7,715	347,484
CDK Global Inc.	6,682	336,773
Citrix Systems Inc.(a)	3,116	339,551
Dell Technologies Inc., Class V(a)	3,180	335,426
Fortinet Inc.(a)	4,742	350,149
Intuit Inc.	1,668	357,836
Microsoft Corp.	3,155	349,858
Oracle Corp.	6,961	339,418
PTC Inc.(a)	3,960	342,500
Red Hat Inc.(a)	1,898	338,907
salesforce.com Inc.(a)	2,657	379,313
ServiceNow Inc.(a)(c)	2,008	372,022
Splunk Inc.(a)	3,513	392,507
SS&C Technologies Holdings Inc.	7,299	351,447
Symantec Corp.	15,207	336,227
Synopsys Inc.(a)	3,804	349,740
VMware Inc., Class A(a)	2,183	365,303
Workday Inc., Class A(a)	2,395	392,780

		7,444,401

Specialty Retail — 2.4%
Advance Auto Parts Inc.	1,890	335,872
AutoZone Inc.(a)	410	331,719
Best Buy Co. Inc.	5,221	337,224
Burlington Stores Inc.(a)	2,244	371,965
CarMax Inc.(a)	5,276	348,585
Gap Inc. (The)	12,686	346,201
Home Depot Inc. (The)	1,978	356,673

194

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
L Brands Inc.	10,501	$347,688
Lowe’s Companies Inc.	3,761	354,926
O’Reilly Automotive Inc.(a)	957	331,868
Ross Stores Inc.	4,151	363,628
Tiffany & Co.	3,158	287,378
TJX Companies Inc. (The)	7,284	355,823
Tractor Supply Co.	3,781	359,687
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,116	332,334

		5,161,571

Technology Hardware, Storage & Peripherals — 1.1%
Apple Inc.	1,924	343,588
Hewlett Packard Enterprise Co.	22,530	337,950
HP Inc.	14,727	338,721
NetApp Inc.	4,957	331,475
Seagate Technology PLC	7,648	329,552
Western Digital Corp.	7,010	318,184
Xerox Corp.	13,000	349,960

		2,349,430

Textiles, Apparel & Luxury Goods — 1.5%
Hanesbrands Inc.	21,477	341,699
Lululemon Athletica Inc.(a)	2,706	358,680
Michael Kors Holdings Ltd.(a)	7,407	324,056
NIKE Inc., Class B	4,620	347,054
PVH Corp.	2,984	329,762
Ralph Lauren Corp.	2,869	319,607
Tapestry Inc.	8,673	337,640
Under Armour Inc., Class A(a)(c)	7,740	184,831
Under Armour Inc., Class C, NVS(a)(c)	7,935	177,189
VF Corp.	4,172	339,142

		3,059,660

Tobacco — 0.3%
Altria Group Inc.	6,347	348,006
Philip Morris International Inc.	4,007	346,726

		694,732

Trading Companies & Distributors — 0.7%
Fastenal Co.	5,829	345,426

Security	Shares	Value

Trading Companies & Distributors (continued)
HD Supply Holdings Inc.(a)	8,635	$344,536
United Rentals Inc.(a)	2,913	341,200
WW Grainger Inc.	1,091	342,618

		1,373,780

Water Utilities — 0.2%
American Water Works Co. Inc.	3,641	347,388

Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)(c)	54,268	340,803
T-Mobile U.S. Inc.(a)	4,977	340,676

		681,479

Total Common Stocks — 99.8% (Cost: $199,467,064)		211,625,168

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.38%(b)(d)(e)	4,808,324	4,808,805
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.18%(b)(d)	371,018	371,018

		5,179,823

Total Short-Term Investments — 2.4% (Cost: $5,179,488)		5,179,823

Total Investments in Securities — 102.2% (Cost: $204,646,552)		216,804,991

Other Assets, Less Liabilities — (2.2)%		(4,712,299)

Net Assets — 100.0%		$212,092,692

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,597,711	210,613	(a)	—	4,808,324	$4,808,805	$6,004	(b)	$(497)	$(713)
BlackRock Cash Funds: Treasury, SL Agency Shares	339,808	31,210	(a)	—	371,018	371,018	1,288		—	—
BlackRock Inc.	643	169		(10)	802	343,264	2,138		1,375	(34,612)
PNC Financial Services Group Inc. (The) (c)	2,134	462		(117)	2,479	336,599	2,153		494	(16,245)

						$5,859,686	$11,583		$1,372	$(51,570)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

195

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI USA Equal Weighted ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$211,625,168	$—	$—	$211,625,168
Money Market Funds	5,179,823	—	—	5,179,823

	$216,804,991	$—	$—	$216,804,991

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

196

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
AGL Energy Ltd.	12,340	$169,502
Amcor Ltd./Australia	19,896	195,125
AMP Ltd.	42,818	75,981
APA Group	21,064	135,362
Aristocrat Leisure Ltd.	10,326	178,410
ASX Ltd.	3,781	166,465
Aurizon Holdings Ltd.	33,561	103,178
Australia & New Zealand Banking Group Ltd.	37,339	730,750
Bendigo & Adelaide Bank Ltd.	10,515	82,007
BHP Billiton Ltd.	43,950	984,980
BlueScope Steel Ltd.	9,713	79,654
Brambles Ltd.	23,490	176,167
Cochlear Ltd.	1,699	210,025
Coles Group Ltd.(a)	14,608	124,916
Commonwealth Bank of Australia	23,192	1,206,348
Computershare Ltd.	9,003	119,326
Crown Resorts Ltd.	7,241	61,867
CSL Ltd.	6,800	880,915
Dexus	20,289	154,976
Fortescue Metals Group Ltd.	23,428	68,433
Goodman Group	33,750	252,621
GPT Group (The)	41,810	160,902
Incitec Pivot Ltd.	38,473	105,637
Insurance Australia Group Ltd.	35,605	189,284
James Hardie Industries PLC	9,326	108,965
LendLease Group	13,285	122,819
Macquarie Group Ltd.	4,481	374,411
Medibank Pvt Ltd.	47,105	83,244
Mirvac Group	94,765	151,553
National Australia Bank Ltd.	34,443	619,745
Newcrest Mining Ltd.	13,096	198,440
Oil Search Ltd.	22,186	118,432
Orica Ltd.	7,241	92,535
Origin Energy Ltd.(a)	33,687	159,408
QBE Insurance Group Ltd.	20,085	166,031
Ramsay Health Care Ltd.	2,581	102,193
Rio Tinto Ltd.	4,343	232,406
Santos Ltd.	27,089	109,195
Scentre Group	75,770	215,791
Sonic Healthcare Ltd.	8,562	142,555
South32 Ltd.	85,262	193,014
Stockland	47,169	125,380
Suncorp Group Ltd.	16,954	164,910
Sydney Airport	18,388	91,309
Tabcorp Holdings Ltd.	29,747	93,191
Telstra Corp. Ltd.	54,238	116,049
Transurban Group	43,064	358,187
Treasury Wine Estates Ltd.	10,765	111,235
Vicinity Centres	62,714	122,278
Wesfarmers Ltd.	14,608	336,986
Westpac Banking Corp.	44,381	841,668
Woodside Petroleum Ltd.	11,273	255,689
Woolworths Group Ltd.	17,441	368,334

		12,788,784

Austria — 0.1%
ANDRITZ AG	1,825	87,861
Erste Group Bank AG	5,162	203,687
OMV AG	3,841	194,051

Security	Shares	Value

Austria (continued)
Raiffeisen Bank International AG	2,498	$73,651

		559,250

Belgium — 0.4%
Ageas	3,904	188,482
Anheuser-Busch InBev SA/NV	10,196	780,865
Colruyt SA	2,014	128,703
Groupe Bruxelles Lambert SA	1,069	96,225
KBC Group NV	3,793	272,279
Proximus SADP	3,211	88,855
Solvay SA	1,076	116,372
UCB SA	2,203	185,180
Umicore SA	4,658	202,101

		2,059,062

Canada — 3.4%
Agnico Eagle Mines Ltd.	4,217	148,266
Alimentation Couche-Tard Inc., Class B	6,044	317,093
Bank of Montreal	9,010	672,005
Bank of Nova Scotia (The)	16,768	912,141
Barrick Gold Corp.	14,829	188,891
Bausch Health Companies Inc.(a)	5,225	126,939
BCE Inc.	1,328	56,903
BlackBerry Ltd.(a)	9,381	82,439
Bombardier Inc., Class B(a)	31,591	52,766
Brookfield Asset Management Inc., Class A	12,272	537,748
Cameco Corp.	8,247	97,852
Canadian Imperial Bank of Commerce	6,371	534,472
Canadian National Railway Co.	10,956	941,040
Canadian Natural Resources Ltd.	17,608	442,353
Canadian Pacific Railway Ltd.	2,140	452,458
Canadian Tire Corp. Ltd., Class A, NVS	1,384	154,478
Canadian Utilities Ltd., Class A, NVS	3,022	71,213
Canopy Growth Corp.(a)(b)	2,835	96,306
Cenovus Energy Inc.	15,682	115,866
CGI Group Inc., Class A(a)	3,778	241,615
CI Financial Corp.	6,386	96,672
Constellation Software Inc./Canada	376	257,797
Dollarama Inc.	4,657	123,056
Enbridge Inc.	24,793	814,433
Encana Corp.	14,923	100,490
Fairfax Financial Holdings Ltd.	440	207,960
Finning International Inc.	4,469	92,837
First Quantum Minerals Ltd.	9,732	89,331
Fortis Inc./Canada	6,557	227,677
Franco-Nevada Corp.	2,896	200,460
George Weston Ltd.	2,307	166,754
Gildan Activewear Inc.	3,841	126,145
Goldcorp Inc.	12,403	114,969
Great-West Lifeco Inc.	3,778	86,612
Husky Energy Inc.	6,254	77,640
IGM Financial Inc.	3,041	77,975
Imperial Oil Ltd.	4,784	142,429
Intact Financial Corp.	2,014	161,184
Inter Pipeline Ltd.	9,586	154,057
Loblaw Companies Ltd.	3,251	149,916
Magna International Inc.	5,477	273,252
Manulife Financial Corp.	26,446	437,152
Metro Inc.	5,666	195,247
National Bank of Canada	5,864	267,368
Nutrien Ltd.	9,158	471,577

197

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Onex Corp.	2,329	$144,391
Open Text Corp.	4,658	159,566
Pembina Pipeline Corp.	7,682	258,937
Power Corp. of Canada	5,162	102,921
Power Financial Corp.	3,652	77,238
PrairieSky Royalty Ltd.	5,099	69,670
Restaurant Brands International Inc.	3,715	216,706
RioCan REIT	5,036	93,703
Rogers Communications Inc., Class B, NVS	5,792	308,840
Royal Bank of Canada	19,336	1,417,285
Saputo Inc.	5,288	164,278
Shaw Communications Inc., Class B, NVS	7,451	140,207
Shopify Inc., Class A(a)	1,244	189,291
SNC-Lavalin Group Inc.	3,599	131,331
Sun Life Financial Inc.	7,874	290,291
Suncor Energy Inc.	22,741	732,996
Teck Resources Ltd., Class B	7,315	148,105
TELUS Corp.	2,487	89,237
Thomson Reuters Corp.	3,962	200,112
Toronto-Dominion Bank (The)	24,939	1,380,267
TransCanada Corp.	12,536	513,569
Vermilion Energy Inc.	3,346	83,228
Waste Connections Inc.	4,628	363,205
Wheaton Precious Metals Corp.	8,455	132,700

		18,763,908

Denmark — 0.6%
AP Moller - Maersk A/S, Class A(b)	192	254,004
Carlsberg A/S, Class B	1,930	213,748
Coloplast A/S, Class B	2,392	228,117
Danske Bank A/S	10,244	204,215
DSV A/S	4,730	361,958
Genmab A/S(a)	973	148,059
Novo Nordisk A/S, Class B	26,068	1,210,184
Novozymes A/S, Class B	4,343	202,345
Pandora A/S	1,831	98,920
Vestas Wind Systems A/S	3,416	254,980
William Demant Holding A/S(a)	2,746	80,196

		3,256,726

Finland — 0.4%
Elisa OYJ	3,400	136,355
Fortum OYJ	5,861	122,171
Kone OYJ, Class B	5,036	249,520
Metso OYJ	3,426	97,637
Neste OYJ	1,740	135,977
Nokia OYJ	81,124	446,037
Nordea Bank Abp	41,272	366,369
Sampo OYJ, Class A	5,288	236,081
Stora Enso OYJ, Class R	10,200	129,983
UPM-Kymmene OYJ	9,525	253,764
Wartsila OYJ Abp	9,822	159,919

		2,333,813

France — 3.7%
Accor SA, NVS	3,274	145,314
Air Liquide SA	5,703	689,309
Airbus SE	8,184	876,781
Alstom SA, NVS	3,904	171,331
Atos SE	2,077	176,376
AXA SA, NVS	25,892	630,739
BNP Paribas SA	15,370	772,244

Security	Shares	Value

France (continued)
Bollore SA, NVS	29,909	$131,055
Bouygues SA, NVS	4,236	162,879
Bureau Veritas SA, NVS	5,163	114,110
Capgemini SE	2,392	279,095
Carrefour SA, NVS	9,444	170,018
Cie. de Saint-Gobain, NVS	8,404	311,488
Cie. Generale des Etablissements Michelin SCA, NVS	2,707	283,267
Credit Agricole SA	16,896	209,823
Danone SA, NVS	8,769	655,890
Dassault Systemes SE, NVS	2,392	287,084
Edenred, NVS	4,343	165,617
Electricite de France SA, NVS	7,958	130,742
Engie SA	22,983	323,200
EssilorLuxottica SA, NVS	4,640	589,237
Eutelsat Communications SA	4,096	87,305
Getlink SE, NVS	11,904	154,664
Hermes International, NVS	513	277,469
Iliad SA, NVS	628	84,722
Ingenico Group SA, NVS	880	63,529
Ipsen SA, NVS	678	87,284
Kering SA, NVS	1,258	546,958
Klepierre SA	4,306	140,999
Legrand SA	4,343	266,029
L’Oreal SA	3,591	845,303
LVMH Moet Hennessy Louis Vuitton SE, NVS	3,841	1,098,333
Orange SA, NVS	26,320	451,781
Pernod Ricard SA, NVS	3,148	503,282
Peugeot SA, NVS	8,197	180,052
Publicis Groupe SA, NVS	3,216	190,659
Renault SA, NVS	2,721	191,167
Safran SA, NVS	4,724	590,235
Sanofi, NVS	15,929	1,439,422
Schneider Electric SE, NVS	7,512	546,731
SCOR SE	2,770	133,106
SES SA	5,918	128,318
Societe BIC SA, NVS	820	87,970
Societe Generale SA, NVS	10,704	393,402
Sodexo SA, NVS	1,573	162,857
STMicroelectronics NV	11,520	168,653
Suez	6,926	102,926
Teleperformance, NVS	935	154,775
Thales SA, NVS	2,014	246,962
TOTAL SA, NVS	34,065	1,896,299
Ubisoft Entertainment SA, NVS(a)	1,111	90,495
Unibail-Rodamco-Westfield	1,357	233,297
Unibail-Rodamco-Westfield, New(a)	510	87,680
Valeo SA, NVS	3,970	113,275
Veolia Environnement SA, NVS	7,115	151,251
Vinci SA	7,052	615,615
Vivendi SA, NVS	15,364	382,710

		20,171,114

Germany — 2.8%
1&1 Drillisch AG	1,305	65,605
adidas AG	2,644	583,167
Allianz SE, Registered	5,981	1,262,976
BASF SE	12,340	899,376
Bayer AG, Registered	12,963	947,864
Bayerische Motoren Werke AG	4,346	355,328
Beiersdorf AG	2,734	292,655
Brenntag AG	3,400	157,181

198

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Commerzbank AG(a)	19,713	$169,766
Continental AG	1,528	228,803
Covestro AG(c)	2,961	170,513
Daimler AG, Registered	12,297	691,917
Deutsche Bank AG, Registered	27,921	254,900
Deutsche Boerse AG	3,001	383,281
Deutsche Lufthansa AG, Registered	4,519	110,008
Deutsche Post AG, Registered	14,419	459,085
Deutsche Telekom AG, Registered	44,117	773,499
E.ON SE	33,463	341,186
Fresenius Medical Care AG & Co. KGaA	3,463	281,840
Fresenius SE & Co. KGaA	5,918	335,837
GEA Group AG	3,274	88,375
Hannover Rueck SE	1,258	174,770
HeidelbergCement AG	2,518	167,354
Henkel AG & Co. KGaA	1,825	188,452
Infineon Technologies AG	19,268	403,491
LANXESS AG	2,329	127,684
Merck KGaA	2,329	256,739
MTU Aero Engines AG	851	176,907
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,077	451,288
OSRAM Licht AG	2,204	100,992
Puma SE	166	83,263
QIAGEN NV(a)	5,336	187,594
RWE AG	9,507	205,221
SAP SE	13,537	1,393,556
Siemens AG, Registered	10,452	1,211,830
thyssenkrupp AG	6,989	130,530
TUI AG	8,436	120,228
United Internet AG, Registered(d)	1,861	83,758
Vonovia SE	12,088	585,378
Wirecard AG	1,686	254,753
Zalando SE(a)(b)(c)	2,455	76,163

		15,233,113

Hong Kong — 1.2%
AIA Group Ltd.	176,000	1,435,977
Bank of East Asia Ltd. (The)	50,000	168,355
BOC Hong Kong Holdings Ltd.	66,500	259,177
CK Asset Holdings Ltd.	64,000	460,838
CK Hutchison Holdings Ltd.	33,000	344,938
CLP Holdings Ltd.	33,000	363,703
Galaxy Entertainment Group Ltd.	44,000	270,159
Hang Seng Bank Ltd.	13,800	318,472
Hong Kong & China Gas Co. Ltd.	247,446	498,955
Hong Kong Exchanges & Clearing Ltd.	16,000	466,153
Jardine Matheson Holdings Ltd.	6,400	422,592
Link REIT	33,000	314,155
Melco Resorts & Entertainment Ltd., ADR	6,245	112,847
Minth Group Ltd.	8,000	26,835
MTR Corp. Ltd.	64,500	334,626
New World Development Co. Ltd.	192,333	258,549
Sands China Ltd.	51,600	223,194
Sun Hung Kai Properties Ltd.	8,000	113,983
Techtronic Industries Co. Ltd.	26,000	139,872
WH Group Ltd.(c)	129,000	94,124
Wynn Macau Ltd.	34,400	78,156

		6,705,660

Security	Shares	Value

Ireland — 0.4%
AIB Group PLC	13,707	$60,155
Bank of Ireland Group PLC	16,072	101,724
CRH PLC	11,523	318,606
Kerry Group PLC, Class A	2,770	286,190
Linde PLC	7,840	1,246,952
Paddy Power Betfair PLC	1,270	114,030
Smurfit Kappa Group PLC	3,400	91,776

		2,219,433

Israel — 0.2%
Bank Hapoalim BM	33,687	230,365
Check Point Software Technologies Ltd.(a)	2,077	232,229
Nice Ltd.(a)	1,762	202,238
Teva Pharmaceutical Industries Ltd., ADR, NVS	14,104	303,800

		968,632

Italy — 0.7%
Assicurazioni Generali SpA	16,496	278,109
Atlantia SpA	8,832	181,101
CNH Industrial NV	18,600	181,115
Enel SpA	110,784	600,835
Eni SpA	34,443	555,567
Ferrari NV	2,448	267,584
Fiat Chrysler Automobiles NV(a)	15,616	257,651
Intesa Sanpaolo SpA	223,035	517,184
Leonardo SpA(b)	3,996	39,390
Mediobanca Banca di Credito Finanziario SpA	12,835	113,440
Snam SpA	50,666	222,066
Telecom Italia SpA/Milano(a)	242,496	157,821
Tenaris SA	8,247	99,213
Terna Rete Elettrica Nazionale SpA	49,563	277,109
UniCredit SpA	28,236	364,013

		4,112,198

Japan — 8.3%
Aeon Co. Ltd.	12,900	309,123
Aisin Seiki Co. Ltd.	6,600	260,978
Ajinomoto Co. Inc.	12,900	222,952
Alps Electric Co. Ltd.	800	18,536
ANA Holdings Inc.	6,600	235,461
Asahi Group Holdings Ltd.	3,800	159,095
Asahi Kasei Corp.	22,600	247,396
Astellas Pharma Inc.	31,200	479,334
Bandai Namco Holdings Inc.	2,900	121,823
Bridgestone Corp.	12,900	522,589
Canon Inc.	19,200	544,465
Casio Computer Co. Ltd.	6,600	92,011
Central Japan Railway Co.	2,200	451,915
Chubu Electric Power Co. Inc.	19,200	287,789
Chugai Pharmaceutical Co. Ltd.	6,600	451,625
Chugoku Electric Power Co. Inc. (The)	19,200	242,473
Concordia Financial Group Ltd.	25,000	117,349
Daifuku Co. Ltd.	1,000	51,167
Dai-ichi Life Holdings Inc.	15,400	268,262
Daiichi Sankyo Co. Ltd.	7,200	264,222
Daikin Industries Ltd.	3,200	355,368
Daiwa House Industry Co. Ltd.	12,900	406,143
Denso Corp.	6,600	304,978
Dentsu Inc.	5,000	222,809
Don Quijote Holdings Co. Ltd.	1,700	103,153
East Japan Railway Co.	6,400	581,664
Eisai Co. Ltd.	3,900	357,715

199

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
FamilyMart UNY Holdings Co. Ltd.	1,000	$141,876
FANUC Corp.	2,700	461,057
Fast Retailing Co. Ltd.	700	363,963
FUJIFILM Holdings Corp.	6,600	262,140
Fujitsu Ltd.	4,000	246,129
Hakuhodo DY Holdings Inc.	12,900	197,448
Hitachi Ltd.	12,800	370,642
Honda Motor Co. Ltd.	25,000	704,976
Hoya Corp.	6,600	401,057
Hulic Co. Ltd.	12,900	117,923
Idemitsu Kosan Co. Ltd.	900	32,734
Iida Group Holdings Co. Ltd.	6,600	116,423
Inpex Corp.	25,000	265,302
ITOCHU Corp.	25,000	443,857
Japan Airlines Co. Ltd.	1,900	68,504
Japan Exchange Group Inc.	12,900	232,325
Japan Post Holdings Co. Ltd.	25,600	311,574
Japan Retail Fund Investment Corp.	129	247,321
Japan Tobacco Inc.	19,200	477,421
JFE Holdings Inc.	12,900	227,383
JTEKT Corp.	6,600	83,931
JXTG Holdings Inc.	56,500	341,488
Kansai Electric Power Co. Inc. (The)	16,500	247,609
Kao Corp.	6,400	471,081
KDDI Corp.	25,000	586,526
Keyence Corp.	1,300	705,240
Kikkoman Corp.	2,300	134,091
Kirin Holdings Co. Ltd.	12,900	302,761
Kobe Steel Ltd.	6,600	54,288
Komatsu Ltd.	17,300	462,095
Konami Holdings Corp.	2,900	129,740
Konica Minolta Inc.	14,900	134,107
Kose Corp.	200	29,819
Kubota Corp.	19,200	327,524
Kuraray Co. Ltd.	7,600	118,066
Kyocera Corp.	6,600	356,011
Kyushu Electric Power Co. Inc.	12,900	151,437
M3 Inc.	13,200	213,199
Marubeni Corp.	37,600	280,634
Marui Group Co. Ltd.	6,600	142,230
Mazda Motor Corp.	12,900	137,464
MEIJI Holdings Co. Ltd.	1,500	117,966
MINEBEA MITSUMI Inc.	6,600	107,065
Mitsubishi Chemical Holdings Corp.	31,200	255,150
Mitsubishi Corp.	18,600	501,569
Mitsubishi Electric Corp.	29,000	382,580
Mitsubishi Estate Co. Ltd.	20,200	323,947
Mitsubishi Heavy Industries Ltd.	6,600	250,922
Mitsubishi Motors Corp.	12,900	79,070
Mitsubishi UFJ Financial Group Inc.	183,200	1,007,560
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,600	101,395
Mitsui & Co. Ltd.	31,400	490,703
Mitsui Fudosan Co. Ltd.	12,900	308,441
Mizuho Financial Group Inc.	415,400	688,858
MS&AD Insurance Group Holdings Inc.	8,200	248,780
Murata Manufacturing Co. Ltd.	2,700	411,717
Nagoya Railroad Co. Ltd.	6,600	165,363
NEC Corp.	3,000	92,999
Nexon Co. Ltd.(a)	9,100	107,549
Nidec Corp.	4,700	625,839

Security	Shares	Value

Japan (continued)
Nikon Corp.	6,500	$101,893
Nintendo Co. Ltd.	1,600	487,679
Nippon Paint Holdings Co. Ltd.(b)	4,900	173,690
Nippon Steel & Sumitomo Metal Corp.	12,947	236,706
Nippon Telegraph & Telephone Corp.	12,900	531,678
Nissan Motor Co. Ltd.	43,900	384,410
Nitori Holdings Co. Ltd.	900	120,515
Nitto Denko Corp.	3,700	202,123
Nomura Holdings Inc.	69,100	311,209
Nomura Real Estate Master Fund Inc.	129	172,227
NTT DOCOMO Inc.	25,000	578,710
Olympus Corp.	6,600	185,707
Omron Corp.	6,600	290,040
Ono Pharmaceutical Co. Ltd.	6,600	159,580
Oriental Land Co. Ltd./Japan	2,400	238,732
ORIX Corp.	25,000	404,998
Otsuka Holdings Co. Ltd.	6,600	321,717
Panasonic Corp.	37,600	385,603
Rakuten Inc.	19,200	154,547
Recruit Holdings Co. Ltd.	19,200	528,063
Renesas Electronics Corp.(a)	12,900	60,779
Resona Holdings Inc.	43,900	232,703
Ricoh Co. Ltd.	15,600	151,398
Ryohin Keikaku Co. Ltd.	200	53,809
Sekisui House Ltd.	12,900	194,380
Seven & i Holdings Co. Ltd.	12,900	561,556
Seven Bank Ltd.	29,600	91,759
Sharp Corp./Japan	1,600	23,729
Shin-Etsu Chemical Co. Ltd.	6,400	571,237
Shionogi & Co. Ltd.	6,600	436,396
Shiseido Co. Ltd.	6,400	407,165
SMC Corp./Japan	600	203,329
SoftBank Group Corp.	12,800	1,073,825
Sompo Holdings Inc.	6,600	254,933
Sony Corp.	19,200	1,003,878
Subaru Corp.	6,600	146,647
SUMCO Corp.	2,500	38,309
Sumitomo Chemical Co. Ltd.	37,500	203,435
Sumitomo Corp.	19,200	294,806
Sumitomo Electric Industries Ltd.	19,200	269,273
Sumitomo Metal Mining Co. Ltd.	900	26,195
Sumitomo Mitsui Financial Group Inc.	19,200	707,297
Sumitomo Mitsui Trust Holdings Inc.	6,600	264,581
Sumitomo Realty & Development Co. Ltd.	5,000	185,293
Suzuki Motor Corp.	6,600	328,692
Sysmex Corp.	4,000	213,087
T&D Holdings Inc.	12,900	183,247
Takeda Pharmaceutical Co. Ltd.	12,900	483,395
TDK Corp.	1,900	149,758
Terumo Corp.	6,600	388,560
Tohoku Electric Power Co. Inc.	12,900	168,592
Tokio Marine Holdings Inc.	12,900	636,764
Tokyo Electric Power Co. Holdings Inc.(a)	31,300	189,922
Tokyo Electron Ltd.	1,700	237,671
Tokyo Gas Co. Ltd.	12,900	332,242
Tokyu Fudosan Holdings Corp.	25,000	140,247
Toray Industries Inc.	25,600	200,719
Toshiba Corp.(a)	9,400	291,396
Tosoh Corp.	6,600	92,999
Toyota Motor Corp.	32,000	1,917,182

200

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Unicharm Corp.	6,600	$206,573
USS Co. Ltd.	13,000	230,577
Yahoo Japan Corp.	50,000	143,109
Yakult Honsha Co. Ltd.	500	37,649
Yamada Denki Co. Ltd.(b)	25,000	120,872
Yamaha Corp.	4,800	206,711
Yamaha Motor Co. Ltd.	7,300	150,114
Yamato Holdings Co. Ltd.	6,600	174,285
Yaskawa Electric Corp.	2,700	84,174
Yokogawa Electric Corp.	6,600	121,247
ZOZO Inc.	2,200	48,921

		45,952,508

Netherlands — 1.2%
Aegon NV	26,194	145,829
AerCap Holdings NV(a)	2,707	143,119
Akzo Nobel NV	3,779	317,057
ArcelorMittal	10,472	237,316
ASML Holding NV	5,288	892,712
Heineken Holding NV	2,140	188,874
Heineken NV	3,337	305,364
ING Groep NV	52,136	630,687
Koninklijke Ahold Delhaize NV	19,100	491,018
Koninklijke DSM NV	3,086	273,380
Koninklijke KPN NV	57,930	171,390
Koninklijke Philips NV	13,993	526,720
NN Group NV	4,096	174,238
NXP Semiconductors NV	4,910	409,347
Randstad NV	2,155	104,871
Unilever NV, CVA	21,912	1,215,808
Wolters Kluwer NV	5,855	353,476

		6,581,206

New Zealand — 0.1%
a2 Milk Co. Ltd.(a)	11,334	80,578
Fletcher Building Ltd.(a)	24,513	80,149
Spark New Zealand Ltd.	40,613	118,004

		278,731

Norway — 0.2%
DNB ASA	15,616	267,731
Equinor ASA	16,559	385,910
Norsk Hydro ASA	24,304	114,412
Orkla ASA	15,398	127,075
Telenor ASA	11,163	215,974
Yara International ASA	3,778	151,634

		1,262,736

Portugal — 0.1%
EDP - Energias de Portugal SA	42,278	147,773
Galp Energia SGPS SA	8,604	141,403

		289,176

Singapore — 0.4%
Ascendas REIT	108,165	202,612
CapitaLand Ltd.	88,000	200,117
CapitaLand Mall Trust	78,100	128,079
DBS Group Holdings Ltd.	23,700	421,141
Genting Singapore Ltd.	144,700	102,302
Keppel Corp. Ltd.	25,600	113,073
Oversea-Chinese Banking Corp. Ltd.	42,700	350,439
Singapore Press Holdings Ltd.	3,700	7,120
Singapore Telecommunications Ltd.	125,800	282,408
United Overseas Bank Ltd.	16,600	304,293

Security	Shares	Value

Singapore (continued)
Venture Corp. Ltd.	6,600	$71,725

		2,183,309

Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	4,433	170,053
Aena SME SA(c)	1,321	209,698
Amadeus IT Group SA	6,989	500,595
Banco Bilbao Vizcaya Argentaria SA	93,451	530,954
Banco de Sabadell SA	91,059	116,195
Banco Santander SA	222,926	1,056,328
Bankia SA	26,116	86,255
Bankinter SA	16,952	141,651
CaixaBank SA	53,209	218,994
Enagas SA	2,061	56,636
Endesa SA	3,991	88,930
Ferrovial SA	9,542	196,307
Ferrovial SA, New	193	3,972
Grifols SA	4,102	114,998
Iberdrola SA	79,238	591,237
Industria de Diseno Textil SA	14,986	459,660
International Consolidated Airlines Group SA	10,452	83,550
Naturgy Energy Group SA	4,836	119,641
Red Electrica Corp. SA	5,764	124,097
Repsol SA	18,961	327,396
Telefonica SA	62,301	559,244

		5,756,391

Sweden — 0.8%
Alfa Laval AB	5,855	125,964
Assa Abloy AB, Class B	15,238	283,292
Atlas Copco AB, Class A	8,247	202,208
Atlas Copco AB, Class B	7,052	159,426
Boliden AB	5,670	127,030
Electrolux AB, Series B	4,280	97,252
Epiroc AB, Class A(a)	8,247	67,536
Epiroc AB, Class B(a)	7,052	56,688
Essity AB, Class B	8,814	225,844
Hennes & Mauritz AB, Class B	12,801	235,791
Hexagon AB, Class B	4,469	222,588
Investor AB, Class B	6,296	275,815
Kinnevik AB, Class B	4,033	102,319
Lundin Petroleum AB	4,721	124,235
Millicom International Cellular SA, SDR	1,770	104,242
Sandvik AB	19,588	290,556
Skandinaviska Enskilda Banken AB, Class A	19,896	207,243
Skanska AB, Class B	6,359	99,950
SKF AB, Class B	6,296	99,409
Svenska Handelsbanken AB, Class A	20,211	222,627
Swedbank AB, Class A	11,256	261,578
Swedish Match AB	4,096	159,950
Telefonaktiebolaget LM Ericsson, Class B	43,761	365,048
Telia Co. AB	29,875	137,835
Volvo AB, Class B	22,049	306,711

		4,561,137

Switzerland — 3.0%
ABB Ltd., Registered	27,139	548,836
Adecco Group AG, Registered	2,644	130,699
Baloise Holding AG, Registered	1,447	212,558
Cie. Financiere Richemont SA, Registered	7,493	486,762
Coca-Cola HBC AG	3,956	117,808
Credit Suisse Group AG, Registered	35,020	412,804

201

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Geberit AG, Registered	754	$293,648
Givaudan SA, Registered	129	317,546
Julius Baer Group Ltd.	4,217	170,182
Kuehne + Nagel International AG, Registered	1,735	243,926
LafargeHolcim Ltd., Registered	7,696	344,928
Lonza Group AG, Registered	1,006	325,049
Nestle SA, Registered	43,524	3,708,044
Novartis AG, Registered	29,972	2,728,026
Partners Group Holding AG	502	328,773
Roche Holding AG, NVS	9,696	2,513,868
Schindler Holding AG, Participation Certificates, NVS	754	150,898
Schindler Holding AG, Registered	754	142,900
SGS SA, Registered	129	305,412
Sonova Holding AG, Registered	1,384	223,454
Swatch Group AG (The), Bearer	628	186,826
Swiss Life Holding AG, Registered	691	270,979
Swiss Prime Site AG, Registered	3,219	265,418
Swiss Re AG	3,778	345,004
Swisscom AG, Registered	420	201,437
Temenos AG, Registered	1,006	124,523
UBS Group AG, Registered	52,808	713,107
Zurich Insurance Group AG	2,013	631,486

		16,444,901

United Kingdom — 5.8%
3i Group PLC	16,466	175,131
Admiral Group PLC	3,970	105,561
Anglo American PLC	17,063	340,973
Antofagasta PLC	9,822	100,305
Aptiv PLC	3,733	268,403
Ashtead Group PLC	7,641	171,488
Associated British Foods PLC	5,729	177,186
AstraZeneca PLC	17,315	1,351,381
Auto Trader Group PLC(c)	23,235	129,966
Aviva PLC	55,347	287,412
Babcock International Group PLC	7,430	53,846
BAE Systems PLC	46,914	294,080
Barclays PLC	239,772	498,291
BHP Group PLC, NVS(a)	30,098	576,645
BP PLC	261,568	1,735,421
British American Tobacco PLC	32,055	1,124,723
British Land Co. PLC (The)	13,411	96,609
BT Group PLC	115,734	386,883
Bunzl PLC	7,367	227,093
Burberry Group PLC	6,737	152,703
Carnival PLC	3,778	219,471
Centrica PLC	84,339	148,230
Compass Group PLC	21,749	465,776
Croda International PLC	3,044	189,376
Diageo PLC	33,687	1,213,576
Experian PLC	14,860	361,470
Ferguson PLC	3,410	218,411
G4S PLC	30,728	76,040
GlaxoSmithKline PLC	68,130	1,409,610
Glencore PLC	170,205	630,103
Hammerson PLC	13,096	64,498
HSBC Holdings PLC	275,265	2,333,094
Imperial Brands PLC	12,978	399,063
Informa PLC	19,079	168,258
InterContinental Hotels Group PLC	3,506	187,879
Intertek Group PLC	3,778	226,412

Security	Shares	Value

United Kingdom (continued)
Investec PLC	13,915	$84,563
ITV PLC	57,615	106,738
J Sainsbury PLC	28,353	110,336
Johnson Matthey PLC	3,276	122,219
Kingfisher PLC	32,490	103,635
Land Securities Group PLC	10,920	113,302
Legal & General Group PLC	78,897	246,528
Lloyds Banking Group PLC	1,000,741	706,862
London Stock Exchange Group PLC	5,670	291,762
Marks & Spencer Group PLC	28,160	105,165
Meggitt PLC	16,370	108,234
Melrose Industries PLC	66,455	149,739
Micro Focus International PLC	7,192	141,223
National Grid PLC	42,278	449,287
Next PLC	2,329	145,637
NMC Health PLC	1,762	74,144
Pearson PLC	12,088	148,586
Prudential PLC	35,638	700,474
Randgold Resources Ltd.	1,737	138,914
Reckitt Benckiser Group PLC	9,447	784,920
RELX PLC	32,285	672,467
Rio Tinto PLC	18,468	838,619
Rolls-Royce Holdings PLC	25,753	279,164
Royal Bank of Scotland Group PLC	64,769	180,318
Royal Dutch Shell PLC, Class A	58,212	1,760,264
Royal Dutch Shell PLC, Class B	54,611	1,669,142
RSA Insurance Group PLC	19,789	137,000
Sage Group PLC (The)	20,967	155,535
Segro PLC	23,578	181,462
Severn Trent PLC	5,414	126,411
Shire PLC	12,869	747,090
Smith & Nephew PLC	13,159	239,251
Smiths Group PLC	8,625	152,910
SSE PLC	14,530	203,093
Standard Chartered PLC	46,471	361,328
Standard Life Aberdeen PLC	35,456	120,063
Taylor Wimpey PLC	82,262	140,644
Tesco PLC	140,362	353,788
Unilever PLC	17,819	964,771
United Utilities Group PLC	13,033	126,446
Vodafone Group PLC	359,297	774,467
Weir Group PLC (The)	4,532	85,232
Whitbread PLC	2,896	169,897
WPP PLC	17,882	197,538

		32,034,535

United States — 62.0%
3M Co.	8,000	1,663,360
Abbott Laboratories	24,054	1,781,199
AbbVie Inc.	21,723	2,047,827
ABIOMED Inc.(a)	691	229,882
Accenture PLC, Class A	8,990	1,479,035
Activision Blizzard Inc.	10,075	502,541
Acuity Brands Inc.	631	82,043
Adobe Inc.(a)	6,989	1,753,470
Advance Auto Parts Inc.	1,258	223,559
Advanced Micro Devices Inc.(a)	12,548	267,272
AES Corp./VA	9,255	143,360
Affiliated Managers Group Inc.	1,006	111,787
Aflac Inc.	10,704	489,601
Agilent Technologies Inc.	5,855	423,609

202

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
AGNC Investment Corp.	8,174	$144,680
Air Products & Chemicals Inc.	2,896	465,880
Akamai Technologies Inc.(a)	2,707	186,106
Albemarle Corp.	1,889	181,948
Alexion Pharmaceuticals Inc.(a)	3,274	403,193
Align Technology Inc.(a)	1,153	265,063
Alkermes PLC(a)	2,833	103,235
Alleghany Corp.	281	177,319
Allergan PLC	4,723	739,622
Alliance Data Systems Corp.	817	163,694
Alliant Energy Corp.	8,436	382,910
Allstate Corp. (The)	4,910	437,923
Alnylam Pharmaceuticals Inc.(a)	1,368	111,027
Alphabet Inc., Class A(a)	4,224	4,687,162
Alphabet Inc., Class C, NVS(a)	4,280	4,684,160
Altria Group Inc.	26,074	1,429,637
Amazon.com Inc.(a)	5,766	9,745,520
Ameren Corp.	4,154	285,047
American Airlines Group Inc.	1,951	78,352
American Electric Power Co. Inc.	6,674	518,837
American Express Co.	10,263	1,152,227
American International Group Inc.	12,546	542,615
American Tower Corp.	6,170	1,014,903
American Water Works Co. Inc.	3,778	360,459
Ameriprise Financial Inc.	2,077	269,491
AmerisourceBergen Corp.	2,392	212,649
AMETEK Inc.	4,217	309,654
Amgen Inc.	8,465	1,762,836
Amphenol Corp., Class A	4,910	431,785
Anadarko Petroleum Corp.	7,619	403,045
Analog Devices Inc.	5,402	496,552
Annaly Capital Management Inc.	16,433	164,987
ANSYS Inc.(a)	1,637	265,227
Anthem Inc.	3,652	1,059,336
Aon PLC	3,612	596,377
Apache Corp.	5,288	185,767
Apple Inc.	67,726	12,094,509
Applied Materials Inc.	15,771	587,943
Arch Capital Group Ltd.(a)	6,989	200,025
Archer-Daniels-Midland Co.	8,568	394,299
Arconic Inc.	6,798	146,021
Arista Networks Inc.(a)	705	168,128
Arrow Electronics Inc.(a)(b)	1,888	145,319
Assurant Inc.	1,258	122,328
AT&T Inc.	100,789	3,148,648
Autodesk Inc.(a)(b)	3,148	454,886
Autoliv Inc.	1,384	118,899
Automatic Data Processing Inc.	6,233	918,869
AutoZone Inc.(a)	439	355,182
AvalonBay Communities Inc.	1,888	359,796
Avery Dennison Corp.	2,014	194,150
Baker Hughes a GE Co.	6,748	153,989
Ball Corp.	4,642	227,969
Bank of America Corp.	133,616	3,794,694
Bank of New York Mellon Corp. (The)	14,419	739,839
Baxter International Inc.	7,047	483,072
BB&T Corp.	11,025	563,378
Becton Dickinson and Co.	3,920	990,780
Berkshire Hathaway Inc., Class B(a)	17,543	3,828,584
Best Buy Co. Inc.	4,096	264,561

Security	Shares	Value

United States (continued)
Biogen Inc.(a)	3,022	$1,008,502
BioMarin Pharmaceutical Inc.(a)	3,022	290,203
BlackRock Inc.(e)	1,636	700,224
Boeing Co. (The)	7,937	2,752,234
Booking Holdings Inc.(a)	691	1,307,289
BorgWarner Inc.	3,337	132,078
Boston Properties Inc.	2,392	313,830
Boston Scientific Corp.(a)	19,833	747,109
Brighthouse Financial Inc.(a)	2,322	93,484
Bristol-Myers Squibb Co.	22,855	1,221,828
Broadcom Inc.	5,731	1,360,597
Brookfield Property REIT Inc., Class A(b)	5,011	90,248
Brown-Forman Corp., Class B, NVS	4,096	195,461
Bunge Ltd.	2,459	140,335
Cabot Oil & Gas Corp.	7,682	193,279
Cadence Design Systems Inc.(a)	7,304	328,972
Campbell Soup Co.	3,463	135,750
Capital One Financial Corp.	6,989	626,774
Cardinal Health Inc.	4,532	248,490
CarMax Inc.(a)(b)	2,896	191,339
Carnival Corp.	4,343	261,839
Caterpillar Inc.	8,002	1,085,631
Cboe Global Markets Inc.	1,215	130,758
CBRE Group Inc., Class A(a)	4,973	217,221
CBS Corp., Class B, NVS	5,120	277,402
CDK Global Inc.	2,581	130,082
Celanese Corp.	2,455	247,783
Celgene Corp.(a)	10,704	773,043
Centene Corp.(a)	2,959	420,918
CenterPoint Energy Inc.	7,251	203,101
CenturyLink Inc.	14,364	270,043
Cerner Corp.(a)	4,280	247,855
CF Industries Holdings Inc.	3,595	151,673
CH Robinson Worldwide Inc.	2,581	238,304
Charles Schwab Corp. (The)	17,126	767,245
Charter Communications Inc., Class A(a)	2,341	770,657
Chemours Co. (The)	2,651	75,500
Cheniere Energy Inc.(a)	3,526	215,509
Chevron Corp.	26,651	3,169,870
Chipotle Mexican Grill Inc.(a)(b)	376	177,927
Chubb Ltd.	5,929	792,944
Church & Dwight Co. Inc.	4,784	316,653
Cigna Corp.	3,652	815,784
Cimarex Energy Co.	1,510	123,790
Cincinnati Financial Corp.	2,392	195,498
Cintas Corp.	1,825	341,969
Cisco Systems Inc.	66,497	3,183,211
CIT Group Inc.	3,400	157,862
Citigroup Inc.	34,951	2,264,475
Citizens Financial Group Inc.	8,592	312,405
Citrix Systems Inc.(a)	2,707	294,982
Clorox Co. (The)	2,141	354,592
CME Group Inc.	4,974	945,458
CMS Energy Corp.	5,036	262,325
Coca-Cola Co. (The)	57,237	2,884,745
Cognex Corp.	3,158	139,015
Cognizant Technology Solutions Corp., Class A	8,436	600,896
Colgate-Palmolive Co.	12,101	768,656
Comcast Corp., Class A	63,848	2,490,711
Comerica Inc.	3,526	279,189

203

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Conagra Brands Inc.	7,886	$255,033
Concho Resources Inc.(a)	2,907	378,898
ConocoPhillips	16,622	1,100,044
Consolidated Edison Inc.	4,532	364,146
Constellation Brands Inc., Class A	2,644	517,589
Continental Resources Inc./OK(a)	1,644	75,164
Copart Inc.(a)	3,274	167,563
Corning Inc.	14,608	470,670
CoStar Group Inc.(a)	627	231,608
Costco Wholesale Corp.	6,236	1,442,262
Crown Castle International Corp.	5,603	643,785
Crown Holdings Inc.(a)	3,022	154,968
CSX Corp.	12,277	891,679
Cummins Inc.	2,392	361,336
CVS Health Corp.	18,117	1,452,983
Danaher Corp.	8,247	903,376
Darden Restaurants Inc.	2,203	243,520
DaVita Inc.(a)	2,203	145,530
Deere & Co.	4,096	634,388
Dell Technologies Inc., Class V(a)	3,023	318,866
Delta Air Lines Inc.	2,412	146,433
DENTSPLY SIRONA Inc.	3,526	133,212
Devon Energy Corp.	7,822	211,429
DexCom Inc.(a)	1,309	169,633
Diamondback Energy Inc.	1,580	174,400
Digital Realty Trust Inc.(b)	3,022	347,651
Discover Financial Services	5,729	408,478
Discovery Inc., Class A(a)	2,140	65,741
Discovery Inc., Class C, NVS(a)	5,557	155,207
DISH Network Corp., Class A(a)	3,400	111,384
Dollar General Corp.	4,154	461,052
Dollar Tree Inc.(a)	3,337	289,552
Dominion Energy Inc.	8,817	656,867
Domino’s Pizza Inc.	628	174,157
Dover Corp.	2,833	240,493
DowDuPont Inc.	31,915	1,846,283
DR Horton Inc.	5,540	206,199
DTE Energy Co.	2,707	324,136
Duke Energy Corp.	9,255	819,715
Duke Realty Corp.	7,808	222,216
DXC Technology Co.	4,331	273,026
Eastman Chemical Co.	2,392	188,537
Eaton Corp. PLC	6,170	474,720
Eaton Vance Corp., NVS	2,902	118,198
eBay Inc.(a)	14,041	419,124
Ecolab Inc.	3,970	637,145
Edison International	4,658	257,681
Edwards Lifesciences Corp.(a)	3,148	510,007
Electronic Arts Inc.(a)	4,469	375,709
Eli Lilly & Co.	13,540	1,606,386
Emerson Electric Co.	8,562	578,106
Entergy Corp.	2,833	246,641
EOG Resources Inc.	7,875	813,566
Equifax Inc.	1,762	180,905
Equinix Inc.	1,132	436,137
Equity Residential	5,162	367,793
Essex Property Trust Inc.	1,069	280,623
Estee Lauder Companies Inc. (The), Class A	3,148	449,094
Everest Re Group Ltd.	729	161,896
Eversource Energy	4,910	335,549

Security	Shares	Value

United States (continued)
Exelon Corp.	12,466	$578,298
Expedia Group Inc.	1,825	220,442
Expeditors International of Washington Inc.	3,652	277,881
Express Scripts Holding Co.(a)	7,941	805,773
Exxon Mobil Corp.	59,125	4,700,438
F5 Networks Inc.(a)	1,321	227,172
Facebook Inc., Class A(a)	33,442	4,702,280
Fastenal Co.	4,343	257,366
Federal Realty Investment Trust	1,384	182,813
FedEx Corp.	3,526	807,454
Fidelity National Financial Inc.	4,280	143,808
Fidelity National Information Services Inc.	4,532	489,229
Fifth Third Bancorp.	12,340	344,656
First Data Corp., Class A(a)	7,937	151,438
First Republic Bank/CA	2,770	274,646
FirstEnergy Corp.	6,996	264,659
Fiserv Inc.(a)	7,304	577,966
FleetCor Technologies Inc.(a)	1,322	255,675
Flex Ltd.(a)	10,893	95,314
FLIR Systems Inc.	3,148	144,367
Flowserve Corp.	2,833	137,429
Fluor Corp.	2,707	110,798
FMC Corp.	2,329	192,701
Ford Motor Co.	52,053	489,819
Fortinet Inc.(a)	2,365	174,632
Fortive Corp.	4,617	351,215
Franklin Resources Inc.	5,477	185,616
Freeport-McMoRan Inc.	20,819	248,579
Gap Inc. (The)	3,715	101,382
Garmin Ltd.	2,775	184,982
Gartner Inc.(a)	1,386	212,321
General Dynamics Corp.	3,715	686,866
General Electric Co.	121,589	911,918
General Mills Inc.	8,889	376,094
General Motors Co.	17,819	676,231
Genuine Parts Co.	2,581	267,676
Gilead Sciences Inc.	17,693	1,272,834
Global Payments Inc.	2,707	302,670
Goldman Sachs Group Inc. (The)	4,847	924,274
Goodyear Tire & Rubber Co. (The)	4,922	113,994
GrubHub Inc.(a)	1,375	107,649
H&R Block Inc.	3,526	95,237
Halliburton Co.	12,289	386,243
Hanesbrands Inc.	5,729	91,148
Harley-Davidson Inc.	2,581	109,151
Harris Corp.	2,063	294,906
Hartford Financial Services Group Inc. (The)	5,855	258,732
Hasbro Inc.	2,211	201,201
HCA Healthcare Inc.	4,096	589,783
HCP Inc.	7,565	221,352
Helmerich & Payne Inc.	1,956	118,534
Henry Schein Inc.(a)	2,468	220,146
Hershey Co. (The)	2,455	265,877
Hess Corp.	4,033	217,338
Hewlett Packard Enterprise Co.	21,416	321,240
Hilton Worldwide Holdings Inc.	3,780	285,541
HollyFrontier Corp.	3,085	192,720
Hologic Inc.(a)	4,437	197,047
Home Depot Inc. (The)	15,866	2,860,957
Honeywell International Inc.	9,950	1,460,163

204

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Hormel Foods Corp.	4,973	$224,233
Host Hotels & Resorts Inc.(b)	10,326	196,194
HP Inc.	24,619	566,237
Humana Inc.	2,140	705,066
Huntington Bancshares Inc./OH	18,570	270,936
IAC/InterActiveCorp.(a)	1,093	194,510
IDEXX Laboratories Inc.(a)	1,256	255,923
IHS Markit Ltd.(a)	5,923	316,111
Illinois Tool Works Inc.	4,595	638,935
Illumina Inc.(a)	2,203	743,513
Incyte Corp.(a)	2,707	173,925
Ingersoll-Rand PLC	4,033	417,496
Intel Corp.	64,373	3,174,233
Intercontinental Exchange Inc.	8,436	689,390
International Business Machines Corp.	12,728	1,581,709
International Flavors & Fragrances Inc.	1,447	204,939
International Paper Co.	5,988	276,586
Interpublic Group of Companies Inc. (The)	6,989	164,242
Intuit Inc.	3,652	783,464
Intuitive Surgical Inc.(a)	1,762	935,393
Invesco Ltd.	6,611	134,534
IPG Photonics Corp.(a)	565	80,315
IQVIA Holdings Inc.(a)	1,917	239,759
Iron Mountain Inc.	4,301	146,105
Jacobs Engineering Group Inc.	2,518	165,357
Jazz Pharmaceuticals PLC(a)	1,006	152,107
JB Hunt Transport Services Inc.	1,636	174,005
Jefferies Financial Group Inc.	6,296	137,568
JM Smucker Co. (The)	1,951	203,899
Johnson & Johnson	37,297	5,478,929
Johnson Controls International PLC	14,990	521,352
JPMorgan Chase & Co.	47,035	5,229,822
Juniper Networks Inc.	6,044	173,523
Kansas City Southern	1,951	201,051
Kellogg Co.	3,970	252,691
KeyCorp.	17,000	311,780
Keysight Technologies Inc.(a)	2,724	168,398
Kimberly-Clark Corp.	5,162	595,540
Kimco Realty Corp.	7,389	120,810
Kinder Morgan Inc./DE	31,424	536,408
KLA-Tencor Corp.	2,512	247,583
Kohl’s Corp.	2,959	198,756
Kraft Heinz Co. (The)	9,066	463,454
Kroger Co. (The)	12,718	377,216
L Brands Inc.	3,589	118,832
L3 Technologies Inc.	1,384	253,673
Laboratory Corp. of America Holdings(a)	1,699	247,442
Lam Research Corp.	2,624	411,863
Lamb Weston Holdings Inc.	1,658	127,169
Las Vegas Sands Corp.	5,603	307,829
Leggett & Platt Inc.	4,595	178,010
Lennar Corp., Class A	4,675	199,763
Liberty Global PLC, Class A(a)	3,904	96,936
Liberty Global PLC, Class C, NVS(a)	7,819	189,924
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	4,847	194,462
Liberty Property Trust	3,211	145,426
Lincoln National Corp.	3,526	222,032
LKQ Corp.(a)	5,414	150,726
Lockheed Martin Corp.	3,489	1,048,200
Loews Corp.	5,036	242,030

Security	Shares	Value

United States (continued)
Lowe’s Companies Inc.	11,460	$1,081,480
Lululemon Athletica Inc.(a)	1,762	233,553
LyondellBasell Industries NV, Class A	4,784	446,395
M&T Bank Corp.	2,140	361,681
Macerich Co. (The)	2,014	101,284
Macy’s Inc.	4,469	152,929
ManpowerGroup Inc.	1,258	102,124
Marathon Oil Corp.	12,845	214,383
Marathon Petroleum Corp.	11,347	739,371
Markel Corp.(a)	250	286,035
Marriott International Inc./MD, Class A	4,729	543,977
Marsh & McLennan Companies Inc.	6,927	614,425
Martin Marietta Materials Inc.	1,134	216,242
Marvell Technology Group Ltd.	8,659	139,497
Masco Corp.	5,792	183,548
Mastercard Inc., Class A	12,487	2,510,761
Maxim Integrated Products Inc.	4,721	263,998
McCormick & Co. Inc./MD, NVS	2,581	387,150
McDonald’s Corp.	10,956	2,065,316
McKesson Corp.	3,022	376,239
Medtronic PLC	18,383	1,792,894
MercadoLibre Inc.	565	198,863
Merck & Co. Inc.	37,442	2,970,648
MetLife Inc.	12,598	562,249
MGM Resorts International	8,007	215,869
Michael Kors Holdings Ltd.(a)	2,203	96,381
Microchip Technology Inc.	4,096	307,200
Micron Technology Inc.(a)	16,166	623,361
Microsoft Corp.	100,698	11,166,401
Mohawk Industries Inc.(a)	1,132	144,964
Molson Coors Brewing Co., Class B	2,707	178,039
Mondelez International Inc., Class A	21,288	957,534
Monster Beverage Corp.(a)(b)	6,359	379,505
Moody’s Corp.	2,959	470,688
Morgan Stanley	20,211	897,166
Mosaic Co. (The)	5,611	201,996
Motorola Solutions Inc.	2,707	355,294
Mylan NV(a)	6,989	236,648
Nasdaq Inc.	2,203	201,178
National Oilwell Varco Inc.	5,540	177,889
Nektar Therapeutics(a)	2,459	99,319
NetApp Inc.	3,778	252,635
Netflix Inc.(a)	6,107	1,747,396
Newell Brands Inc.	8,210	192,114
Newmont Mining Corp.	7,745	250,473
News Corp., Class A, NVS	5,981	77,633
NextEra Energy Inc.	6,440	1,170,212
Nielsen Holdings PLC	5,868	159,434
NIKE Inc., Class B	17,693	1,329,098
Noble Energy Inc.	7,376	175,106
Nordstrom Inc.	2,203	116,473
Norfolk Southern Corp.	4,096	699,351
Northern Trust Corp.	3,274	324,879
Northrop Grumman Corp.	2,392	621,633
NRG Energy Inc.	3,863	148,455
Nucor Corp.	4,595	277,584
NVIDIA Corp.	8,121	1,327,215
O’Reilly Automotive Inc.(a)	1,197	415,096
Occidental Petroleum Corp.	10,645	748,024
Omnicom Group Inc.	3,589	276,245

205

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
ON Semiconductor Corp.(a)(b)	6,863	$131,632
ONEOK Inc.	5,927	364,096
Oracle Corp.	41,883	2,042,215
PACCAR Inc.	5,162	321,180
Palo Alto Networks Inc.(a)	1,573	272,050
Parker-Hannifin Corp.	2,266	389,843
Paychex Inc.	4,784	338,516
PayPal Holdings Inc.(a)	15,929	1,366,868
Pentair PLC	3,211	137,110
People’s United Financial Inc.	9,066	152,853
PepsiCo Inc.	19,842	2,419,533
Perrigo Co. PLC	2,140	133,279
Pfizer Inc.	79,003	3,652,309
PG&E Corp.(a)	7,247	191,176
Philip Morris International Inc.	21,667	1,874,846
Phillips 66	6,359	594,694
Pinnacle West Capital Corp.	2,329	208,119
Pioneer Natural Resources Co.	2,520	372,330
Plains GP Holdings LP, Class A	2,392	52,935
PNC Financial Services Group Inc. (The)	5,918	803,546
PPG Industries Inc.	3,904	426,824
PPL Corp.	9,714	297,151
Principal Financial Group Inc.	4,537	223,765
Procter & Gamble Co. (The)	35,371	3,342,913
Progressive Corp. (The)	8,941	592,699
Prologis Inc.	9,511	640,471
Prudential Financial Inc.	5,981	560,779
Public Service Enterprise Group Inc.	7,745	432,946
Public Storage	2,266	483,247
PulteGroup Inc.	5,666	150,262
PVH Corp.	1,258	139,022
Qorvo Inc.(a)(b)	2,342	154,127
QUALCOMM Inc.	20,400	1,188,504
Quest Diagnostics Inc.	2,140	189,540
Qurate Retail Inc.(a)	7,556	167,894
Ralph Lauren Corp.	1,006	112,068
Raytheon Co.	4,217	739,409
Realty Income Corp.	4,217	270,268
Red Hat Inc.(a)	2,519	449,793
Regency Centers Corp.	3,211	204,412
Regeneron Pharmaceuticals Inc.(a)	1,132	413,916
Regions Financial Corp.	20,337	334,544
Reinsurance Group of America Inc.	806	120,400
RenaissanceRe Holdings Ltd.	661	87,655
Republic Services Inc.	4,280	331,015
ResMed Inc.	2,022	226,039
Robert Half International Inc.	2,644	163,479
Rockwell Automation Inc.	2,140	373,088
Roper Technologies Inc.	1,699	505,605
Ross Stores Inc.	5,666	496,342
Royal Caribbean Cruises Ltd.	2,392	270,463
S&P Global Inc.	3,970	725,954
salesforce.com Inc.(a)	9,569	1,366,070
SBA Communications Corp.(a)	2,014	344,011
Schlumberger Ltd.	19,433	876,428
Seagate Technology PLC	3,652	157,365
Seattle Genetics Inc.(a)	1,792	112,143
SEI Investments Co.	3,400	182,580
Sempra Energy	3,531	406,842
ServiceNow Inc.(a)	2,644	489,854

Security	Shares	Value

United States (continued)
Sherwin-Williams Co. (The)	1,195	$506,764
Simon Property Group Inc.	4,288	796,239
Sirius XM Holdings Inc.(b)	34,191	213,010
Skyworks Solutions Inc.	2,896	210,742
SL Green Realty Corp.	1,601	154,368
Southern Co. (The)	13,537	640,706
Southwest Airlines Co.	2,140	116,865
Spirit AeroSystems Holdings Inc., Class A	1,837	150,414
Splunk Inc.(a)	2,329	260,219
Sprint Corp.(a)	14,551	91,380
Square Inc., Class A(a)	4,098	286,204
SS&C Technologies Holdings Inc.	3,795	182,729
Stanley Black & Decker Inc.	2,392	312,993
Starbucks Corp.	19,463	1,298,571
State Street Corp.	5,357	391,168
Stryker Corp.	4,532	795,185
SunTrust Banks Inc.	6,863	430,241
SVB Financial Group(a)	817	208,180
Symantec Corp.	9,589	212,013
Synchrony Financial	10,078	261,826
Synopsys Inc.(a)	3,526	324,180
Sysco Corp.	7,556	509,274
T-Mobile U.S. Inc.(a)	4,658	318,840
T Rowe Price Group Inc.	3,532	350,940
Take-Two Interactive Software Inc.(a)	1,624	178,104
Tapestry Inc.	4,280	166,620
Targa Resources Corp.	4,280	191,016
Target Corp.	7,430	527,233
TD Ameritrade Holding Corp.	4,096	220,406
TE Connectivity Ltd.	4,973	382,573
TechnipFMC PLC	7,619	175,923
Teleflex Inc.	485	133,579
Tesla Inc.(a)(b)	1,888	661,706
Texas Instruments Inc.	12,912	1,289,263
Textron Inc.(b)	4,595	257,963
Thermo Fisher Scientific Inc.	5,477	1,366,785
Tiffany & Co.	1,699	154,609
TJX Companies Inc. (The)	17,379	848,964
Torchmark Corp.	2,725	235,467
Total System Services Inc.	3,148	275,041
Tractor Supply Co.	2,140	203,578
TransDigm Group Inc.(a)	817	295,484
TransUnion	2,837	183,185
Travelers Companies Inc. (The)	3,186	415,359
Trimble Inc.(a)	4,532	172,352
TripAdvisor Inc.(a)(b)	2,014	129,017
Twenty-First Century Fox Inc., Class A, NVS	17,252	853,456
Twenty-First Century Fox Inc., Class B	3,659	179,401
Twitter Inc.(a)	9,696	304,939
Tyson Foods Inc., Class A	4,532	267,161
U.S. Bancorp.	22,227	1,210,482
UDR Inc.	4,973	211,949
Ulta Salon Cosmetics & Fragrance Inc.(a)	943	280,816
Under Armour Inc., Class A(a)(b)	2,833	67,652
Under Armour Inc., Class C, NVS(a)	2,845	63,529
Union Pacific Corp.	10,956	1,684,814
United Parcel Service Inc., Class B	9,630	1,110,243
United Rentals Inc.(a)	1,384	162,108
United Technologies Corp.	11,318	1,378,985
UnitedHealth Group Inc.	13,161	3,702,979

206

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Universal Health Services Inc., Class B	1,384	$190,978
Unum Group	3,715	133,406
Valero Energy Corp.	6,422	513,118
Varian Medical Systems Inc.(a)	1,699	209,640
Veeva Systems Inc., Class A(a)	1,881	180,877
Ventas Inc.	5,172	328,370
VEREIT Inc.	23,109	176,784
VeriSign Inc.(a)	2,014	314,305
Verisk Analytics Inc.(a)	2,581	318,289
Verizon Communications Inc.	57,750	3,482,325
Vertex Pharmaceuticals Inc.(a)	3,778	683,025
VF Corp.	4,784	388,891
Viacom Inc., Class B, NVS	5,036	155,411
Visa Inc., Class A	23,995	3,400,331
VMware Inc., Class A(a)	1,195	199,971
Vornado Realty Trust	2,644	190,262
Vulcan Materials Co.	2,203	232,879
Walmart Inc.	20,723	2,023,601
Walgreens Boots Alliance Inc.	11,962	1,012,823
Walt Disney Co. (The)	20,589	2,377,824
Waste Management Inc.	6,107	572,531
Waters Corp.(a)	1,447	287,345
WEC Energy Group Inc.	5,101	369,720
WellCare Health Plans Inc.(a)	655	166,946
Wells Fargo & Co.	64,289	3,489,607
Welltower Inc.(b)	5,355	387,327
Western Digital Corp.	4,235	192,227
Western Union Co. (The)	8,499	159,186
WestRock Co.	4,611	217,224
Weyerhaeuser Co.	10,956	289,348
Whirlpool Corp.	1,195	150,725
Williams Companies Inc. (The)	17,582	445,176
Willis Towers Watson PLC	1,825	290,996
Workday Inc., Class A(a)(b)	2,144	351,616
Worldpay Inc., Class A(a)	4,137	354,996
WR Berkley Corp.	2,392	188,442
WW Grainger Inc.	809	254,058
Wynn Resorts Ltd.	1,572	171,977
Xcel Energy Inc.	7,304	383,095
Xerox Corp.	3,257	87,678
Xilinx Inc.	3,715	343,563
XPO Logistics Inc.(a)	1,833	139,051
Xylem Inc./NY	2,833	206,752
Yum! Brands Inc.	4,910	452,800
Zillow Group Inc., Class C, NVS(a)(b)	2,600	95,030
Zimmer Biomet Holdings Inc.	2,899	339,241

Security	Shares	Value

United States (continued)
Zoetis Inc.	7,241	$679,713

		341,692,478

Total Common Stocks — 99.1% (Cost: $502,458,499)		546,208,801

Preferred Stocks

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	3,027	349,244
Porsche Automobil Holding SE, Preference Shares, NVS	2,711	173,429
Sartorius AG, Preference Shares, NVS	691	87,705
Volkswagen AG, Preference Shares, NVS	3,022	509,485

		1,119,863

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares	1,092,178	1,394

Total Preferred Stocks — 0.2% (Cost: $1,253,306)		1,121,257

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(e)(f)(g)	3,900,882	3,901,272
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(e)(f)	1,617,026	1,617,026

		5,518,298

Total Short-Term Investments — 1.0% (Cost: $5,518,154)		5,518,298

Total Investments in Securities — 100.3% (Cost: $509,229,959)		552,848,356

Other Assets, Less Liabilities — (0.3)%		(1,863,437)

Net Assets — 100.0%		$550,984,919

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

207

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI World ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,240,465	—		(1,339,583	)(a)	3,900,882	$3,901,272	$9,028	(b)	$447	$(922)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,226,612	390,414	(a)	—		1,617,026	1,617,026	6,280		—	—
BlackRock Inc.	1,586	125		(75)		1,636	700,224	4,964		10,444	(85,604)
PNC Financial Services Group Inc. (The) (c)	5,734	460		(276)		5,918	803,546	5,185		15,066	(56,623)

							$7,022,068	$25,457		$25,957	$(143,149)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	15	12/21/18	$537	$(4,881)
FTSE 100 Index	4	12/21/18	356	(2,984)
S&P 500 E-Mini Index	16	12/21/18	2,206	(9,817)
TOPIX Index	3	12/13/18	441	6,614

				$(11,068)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$546,204,829	$3,972	$—	$546,208,801
Preferred Stocks	1,119,863	1,394	—	1,121,257
Money Market Funds	5,518,298	—	—	5,518,298

	$552,842,990	$5,366	$—	$552,848,356

Derivative financial instruments(a)
Assets
Futures Contracts	$6,614	$—	$—	$6,614
Liabilities
Futures Contracts	(17,682)	—	—	(17,682)

	$(11,068)	$—	$—	$(11,068)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

208

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI World ETF

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

209

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 29, 2019

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	January 29, 2019